UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA02110

(Address of principal executive offices) (Zip Code)

Tara Pari, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/22

Date of reporting period: 02/28/22

Item 1. Reports to Stockholders.

The annual reports for each series of the registrant for the period ended February 28, 2022 are filed herewith.

GMO Trust

Annual Report

February 28, 2022

Climate Change Fund

Emerging Domestic Opportunities Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

International Equity Fund

Japan Value Creation Fund

Quality Cyclicals Fund (formerly Cyclical Focus Fund)

Quality Fund

Resources Fund

Tax-Managed International Equities Fund

U.S. Equity Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class III shares of GMO Climate Change Fund returned +2.91% (net) for the fiscal year ended February 28, 2022, as compared with +7.81% for the MSCI ACWI.

The Fund’s clean energy holdings declined about 7% during the year and held back performance relative to the index. Solar and wind companies were lower, while biofuels were essentially flat.

The Fund’s copper exposure gained approximately 36%. Ivanhoe Mines and Freeport- McMoRan Inc. were among the best performers.

The Fund’s agriculture exposure also performed well. The Mosaic Company, one of the world’s largest suppliers of phosphate and potash, was a strong contributor to performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

2

GMO Climate Change Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Climate Change Fund Class III Shares and the MSCI ACWI

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, R6 and I the gross expense ratio of 0.91%, 0.89% and 0.99%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.78%, 0.78% and 0.88% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

3

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.9%
Mutual Funds	8.1
Preferred Stocks	1.7
Short-Term Investments	0.2
Other	(7.9)

100.0%

Country/Region Summary¤	% of Investments
United States	56.4%
Canada	10.3
Japan	4.3
China	4.2
France	4.0
Other Developed	3.7 ‡
South Korea	2.9
Mexico	2.3
Spain	1.7
Russia	1.6
United Kingdom	1.6
Chile	1.6
Norway	1.5
Brazil	1.3
Argentina	1.0
Australia	1.0
Other Emerging	0.6 †

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	59.1%
Energy Efficiency	13.4
Agriculture	9.7
Copper	7.4
Water	6.1
Electric Grid	4.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

4

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Argentina — 1.1%

832,015	Adecoagro SA * (a)	7,954,063

	Australia — 1.1%

320,055	Clean TeQ Water Ltd * (a)	141,301

668,367	Sandfire Resources Ltd	3,295,007

1,134,203	Sunrise Energy Metals Ltd * (a)	1,494,320

1,189,773	Western Areas Ltd *	2,973,190

	Total Australia	7,903,818

	Belgium — 0.1%

232	Elia Group SA/NV	33,400

11,245	Umicore SA	460,029

	Total Belgium	493,429

	Brazil — 1.4%

865,578	Sao Martinho SA	6,691,416

438,360	SLC Agricola SA	3,723,973

	Total Brazil	10,415,389

	Canada — 11.1%

351,200	Anaergia Inc *	3,449,657

1,263,185	Canadian Solar Inc * (a)	39,992,437

353,348	First Quantum Minerals Ltd (a)	10,362,087

1,925,700	Greenlane Renewables Inc * (a)	1,656,026

780,070	Ivanhoe Mines Ltd – Class A *	7,939,174

876,815	Largo Inc * (a)	9,013,727

12,900	Largo Resources Ltd *	132,613

353,200	Li-Cycle Holdings Corp * (a)	2,744,364

398,300	Lundin Mining Corp	3,843,163

119,400	NFI Group Inc (a)	1,786,055

700	Northland Power Inc (a)	22,256

	Total Canada	80,941,559

	China — 4.5%

408,000	Beijing Energy International Holding Co Ltd *	13,612

1,223,000	Canvest Environmental Protection Group Co Ltd (a)	595,294

1,746,000	Chaowei Power Holdings Ltd (a)	437,664

7,949,919	China High Speed Transmission Equipment Group Co Ltd * (a)	6,031,472

2,275,000	China Longyuan Power Group Corp Ltd – Class H	4,694,666

2,856,000	China Water Affairs Group Ltd (a)	3,155,207

210,400	Hollysys Automation Technologies Ltd *	2,962,432

135,622	Sungrow Power Supply Co Ltd – Class A	2,628,577

2,430,000	Tianneng Power International Ltd (a)	2,229,251

2,640,000	Wasion Holdings Ltd	1,022,145

2,451,800	Xinjiang Goldwind Science & Technology Co Ltd – Class H	4,011,586

Shares	Description	Value ($)

	China — continued

5,600	Xuji Electric Co Ltd – Class A	19,776

1,226,576	Yutong Bus Co Ltd – Class A	1,899,885

577,685	Zhuzhou CRRC Times Electric Co Ltd	3,011,195

	Total China	32,712,762

	Denmark — 0.7%

155,168	Vestas Wind Systems A/S	5,003,655

	Finland — 0.9%

270,589	Kemira Oyj	3,578,248

69,325	Neste Oyj	2,703,302

	Total Finland	6,281,550

	France — 4.3%

391,204	Electricite de France SA (a)	3,536,690

140,489	Nexans SA	13,552,187

272,834	Veolia Environnement SA	9,512,817

17,193	Vilmorin & Cie SA	889,166

114,522	Waga Energy SA * (a)	3,822,420

	Total France	31,313,280

	Germany — 1.0%

225,513	E.ON SE	3,067,324

70,764	Infineon Technologies AG	2,394,364

15,139	Siemens AG (Registered)	2,132,818

	Total Germany	7,594,506

	India — 0.1%

112,239	VA Tech Wabag Ltd *	449,798

	Japan — 4.6%

40,100	Daiseki Co Ltd	1,633,599

151,000	Ebara Corp	7,880,875

161,500	GS Yuasa Corp	3,477,582

97,000	Kurita Water Industries Ltd	4,008,506

38,700	METAWATER Co Ltd	714,379

23,800	Organo Corp	1,694,036

310,500	Panasonic Corp	3,242,647

614,700	Renesas Electronics Corp *	7,241,593

39,300	Takuma Co Ltd (a)	499,455

46,400	Tsukishima Kikai Co Ltd	422,908

156,500	Yokogawa Electric Corp	2,525,021

	Total Japan	33,340,601

	Mexico — 2.5%

3,513,218	Grupo Mexico SAB de CV – Series B	17,946,041

355,516	Grupo Rotoplas SAB de CV *	449,928

	Total Mexico	18,395,969

	Netherlands — 0.7%

121,061	Arcadis NV	5,532,902

See accompanying notes to the financial statements.	5

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Norway — 1.6%

850,037	Austevoll Seafood ASA	12,002,370

	Pakistan — 0.1%

1,233,094	Fauji Fertilizer Co Ltd	765,469

	Philippines — 0.1%

4,867,900	Nickel Asia Corp	737,408

	Russia — 1.8%

722,153	MMC Norilsk Nickel PJSC ADR	9,915,394

364,903	PhosAgro PJSC GDR (Registered)	2,232,440

169,638	Ros Agro Plc GDR (Registered)	748,449

	Total Russia	12,896,283

	South Korea — 3.1%

47,564	LG Chem Ltd	22,571,215

	Spain — 1.9%

28,134	Acciona SA (a)	4,807,930

231,084	Endesa SA	5,079,554

77,110	Fomento de Construcciones y Contratas SA	876,833

143,408	Red Electrica Corp SA	2,840,978

	Total Spain	13,605,295

	Switzerland — 0.5%

2,333	Gurit Holding AG (a)	3,834,836

	Thailand — 0.2%

2,291,100	SPCG Pcl	1,250,071

908,900	Super Energy Corp Plc NVDR	25,647

	Total Thailand	1,275,718

	Ukraine — 0.2%

219,994	Kernel Holding SA	1,616,678

	United Kingdom — 1.7%

668,883	Drax Group Plc	6,310,748

171,070	Go-Ahead Group Plc *	1,515,332

341,837	Renewi Plc *	2,812,282

1,760,877	Stagecoach Group Plc *	2,025,828

	Total United Kingdom	12,664,190

	United States — 52.6%

366,820	Aemetis, Inc. * (a)	4,702,632

140,400	AGCO Corp.	16,870,464

688,087	Ameresco, Inc. – Class A *	44,209,590

326,000	Archaea Energy, Inc. *	5,978,840

279,886	BorgWarner, Inc.	11,478,125

3,725,819	Clean Energy Fuels Corp. *	27,086,704

30,421	Constellation Energy Corp.	1,398,758

Shares	Description	Value ($)

	United States — continued

18,500	Corteva, Inc.	962,555

486,196	Darling Ingredients, Inc. *	35,239,486

21,900	Deere & Co.	7,884,438

50,900	Edison International	3,228,078

30,200	Emerson Electric Co.	2,806,184

52,600	EnerSys	3,825,598

94,664	Exelon Corp.	4,028,900

56,730	First Solar, Inc. *	4,271,202

221,899	Freeport-McMoRan, Inc.	10,418,158

732,100	Gevo, Inc. * (a)	2,598,955

2,732,356	GrafTech International Ltd.	27,542,149

171,000	Green Plains, Inc. *	5,598,540

85,500	Infrastructure and Energy Alternatives, Inc. *	930,240

70,400	Johnson Controls International Plc	4,573,184

454,024	Livent Corp. * (a)	10,692,265

552,218	Montauk Renewables, Inc. *	5,709,934

153,647	Mosaic Co. (The)	8,055,712

255,600	Mueller Water Products, Inc. – Class A	3,243,564

28,500	MYR Group, Inc. *	2,557,875

73,433	Owens Corning	6,843,221

33,800	Pentair Plc	1,957,358

46,600	Quanta Services, Inc.	5,076,604

552,360	Renewable Energy Group, Inc. *	33,970,140

100	Rockwell Automation, Inc.	26,658

51,600	Sensata Technologies Holding Plc *	2,988,156

99,234	SolarEdge Technologies, Inc. *	31,697,324

1,339,537	Sunrun, Inc. * (a)	36,542,569

27,329	TE Connectivity Ltd.	3,892,470

15,500	Valmont Industries, Inc.	3,354,975

63,100	Zurn Water Solutions Corp.	2,052,012

	Total United States	384,293,617

	TOTAL COMMON STOCKS (COST $704,677,489)	714,596,360

	PREFERRED STOCKS (b) — 1.7%

	Chile — 1.7%

190,738	Sociedad Quimica y Minera de Chile SA Sponsored ADR	12,623,041

	TOTAL PREFERRED STOCKS (COST $8,475,796)	12,623,041

	MUTUAL FUNDS — 8.1%

	United States — 8.1%

	Affiliated Issuers — 8.1%

11,771,966	GMO U.S. Treasury Fund (c)	58,977,551

	TOTAL MUTUAL FUNDS (COST $59,022,760)	58,977,551

6	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,374,129	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	1,374,129

	TOTAL SHORT-TERM INVESTMENTS (COST $1,374,129)	1,374,129

	TOTAL INVESTMENTS — 107.9% (Cost $773,550,174)	787,571,081

	Other Assets and Liabilities (net) — (7.9%)	(57,418,211)

	TOTAL NET ASSETS — 100.0%	$730,152,870

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC and GMO Singapore Pte. Limited.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI Emerging Markets Index is included for comparative purposes.

Class II shares of GMO Emerging Domestic Opportunities Fund returned -14.13% (net) for the fiscal year ended February 28, 2022, as compared with -10.69% for the MSCI Emerging Markets Index.

Country-sector allocation detracted from the Fund’s relative returns for the fiscal year. The Fund’s overweight in China Communication Services and overweight in Russia Communication Services hurt relative performance.

Stock selection contributed to the Fund’s relative returns for the fiscal year. The Fund’s stock selection in China Consumer Discretionary and China Information Technology helped performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

8

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Domestic Opportunities Fund Class II Shares and the MSCI Emerging Markets Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from October 27, 2011 to November 29, 2013, no Class V shares were outstanding. Performance for that period is that of Class II, which has higher expenses. Therefore, the performance shown is lower than it would have been if Class V expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class II, V and I the gross expense ratio of 1.15%, 1.02% and 1.25%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 1.13%, 1.00% and 1.16% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	87.9%
Investment Funds	5.6
Short-Term Investments	4.7
Mutual Funds	0.3
Preferred Stocks	0.2
Other	1.3

100.0%

Country/Region Summary¤	% of Investments
China	26.1%
Taiwan	18.3
India	13.7
South Korea	9.0
Saudi Arabia	4.4
Brazil	4.2
Indonesia	3.6
Mexico	3.4
United States	3.0
South Africa	2.9
Thailand	1.7
Qatar	1.5
Vietnam	1.5
Greece	1.3
Switzerland	1.0
Russia	1.0
United Arab Emirates	0.9
Hong Kong	0.8
Philippines	0.4
Netherlands	0.4
Malaysia	0.4
Poland	0.2
Singapore	0.2
Peru	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Banks	26.2%
Semiconductors & Semiconductor Equipment	14.0
Technology Hardware & Equipment	10.5
Food, Beverage & Tobacco	5.6
Diversified Financials	5.5
Retailing	5.5
Media & Entertainment	5.2
Telecommunication Services	3.5
Software & Services	3.4
Capital Goods	2.8
Consumer Durables & Apparel	2.7
Food & Staples Retailing	2.7
Materials	2.3
Transportation	2.3
Insurance	2.1
Automobiles & Components	1.5
Pharmaceuticals, Biotechnology & Life Sciences	1.3
Consumer Services	0.7
Utilities	0.5
Household & Personal Products	0.5
Commercial & Professional Services	0.4
Health Care Equipment & Services	0.4
Real Estate	0.3
Energy	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

10

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 87.9%

	Brazil — 2.7%

736,900	Atacadao SA	2,716,326

1,068,100	B3 SA – Brasil Bolsa Balcao	3,004,976

579,800	Banco BTG Pactual SA	2,880,613

282,600	Blau Farmaceutica SA	1,629,876

572,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,672,442

280,400	Localiza Rent a Car SA	3,121,509

983,200	Movida Participacoes SA	3,105,227

1,256,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,673,699

	Total Brazil	20,804,668

	China — 24.5%

785,688	Alibaba Group Holding Ltd *	10,342,698

3,300	Bafang Electric Suzhou Co Ltd – Class A	105,491

217,300	Baidu Inc – Class A *	4,101,716

154,500	BYD Co Ltd – Class H	4,787,545

87,477	Changzhou Xingyu Automotive Lighting Systems Co Ltd – Class A	2,148,410

15,277,000	China Construction Bank Corp – Class H	11,457,208

4,006,400	China International Capital Corp Ltd – Class H	9,747,258

804,000	China Mengniu Dairy Co Ltd *	5,227,944

2,164,002	China Merchants Bank Co Ltd – Class H	18,241,035

7,090,000	China Modern Dairy Holdings Ltd	1,310,244

577,200	China Yangtze Power Co Ltd – Class A	2,125,519

25,900	Contemporary Amperex Technology Co Ltd – Class A	2,220,597

526,500	GoerTek Inc – Class A	3,689,623

1,156,355	Haier Smart Home Co Ltd – Class A	4,692,175

322,000	Hua Hong Semiconductor Ltd *	1,677,546

482,727	JD.com Inc – Class A *	17,242,729

178,697	Jiangsu Hengli Hydraulic Co Ltd – Class A	1,906,467

9,286	Kweichow Moutai Co Ltd – Class A	2,643,245

444,000	Longfor Group Holdings Ltd	2,374,300

236,900	Meituan – Class B *	5,262,771

338,200	Midea Group Co Ltd – Class A	3,596,001

190,600	NARI Technology Co Ltd	1,076,764

128,675	NetEase Inc	2,488,793

35,800	Pinduoduo Inc ADR *	1,856,588

971,800	Ping An Bank Co Ltd – Class A	2,433,975

1,068,000	Ping An Insurance Group Co of China Ltd – Class H	8,280,911

13,076,000	Postal Savings Bank of China Co Ltd – Class H	10,736,493

46,400	Proya Cosmetics Co Ltd – Class A	1,370,506

215,800	SF Holding Co Ltd – Class A	2,072,376

213,085	Shanghai Baosight Software Co Ltd – Class A	1,824,414

134,272	Shenzhen Inovance Technology Co Ltd – Class A	1,367,841

97,600	Shenzhou International Group Holdings Ltd	1,639,349

111,300	Sunny Optical Technology Group Co Ltd	2,667,188

Shares	Description	Value ($)

	China — continued

418,784	Tencent Holdings Ltd	22,598,134

890,000	Tingyi Cayman Islands Holding Corp	1,969,038

514,000	Tsingtao Brewery Co Ltd – Class H	4,945,112

896,000	Weichai Power Co Ltd – Class H	1,516,147

76,585	Wuliangye Yibin Co Ltd – Class A	2,320,432

7,100	Yum China Holdings Inc	369,342

	Total China	186,433,925

	Greece — 1.3%

8,611,019	Eurobank Ergasias Services and Holdings SA *	9,432,774

	Hong Kong — 0.7%

528,000	AIA Group Ltd	5,482,670

	India — 12.9%

579,586	Allcargo Logistics Ltd	2,497,362

77,216	Angel One Ltd	1,373,070

38,646	Apollo Hospitals Enterprise Ltd	2,461,869

48,105	Asian Paints Ltd	2,031,274

335,187	Axis Bank Ltd *	3,322,304

490,511	Canara Bank *	1,439,188

78,909	Central Depository Services India Ltd	1,434,113

970,239	Devyani International Ltd *	2,015,108

99,539	Escorts Ltd	2,452,628

2,085,888	Gayatri Projects Ltd *	678,758

167,908	Godrej Consumer Products Ltd *	1,715,059

191,399	Gujarat Gas Ltd	1,497,407

209,736	HCL Technologies Ltd	3,151,189

64,779	HDFC Bank Ltd	1,231,883

37,292	Housing Development Finance Corp Ltd	1,177,323

935,127	ICICI Bank Ltd	9,249,713

387,424	Infosys Ltd	8,846,839

77,197	JB Chemicals & Pharmaceuticals Ltd	1,657,199

105,045	Kajaria Ceramics Ltd	1,519,838

44,708	L&T Technology Services Ltd	2,698,756

192,606	Larsen & Toubro Ltd	4,666,074

1,094,319	Laxmi Organic Industries Ltd (a) (b)	5,986,759

82,200	MakeMyTrip Ltd *	2,308,176

13,733	Maruti Suzuki India Ltd	1,520,384

270,539	Metro Brands Ltd *	1,946,078

186,033	Muthoot Finance Ltd	3,409,138

17,763	Reliance Industries Ltd	558,131

555,938	Rupa & Co Ltd	3,394,989

246,970	Satin Creditcare Network Ltd *	288,458

73,766	SRF Ltd	2,352,824

584,573	State Bank of India	3,780,369

183,005	Sun Pharmaceutical Industries Ltd	2,056,504

72,295	Tata Consultancy Services Ltd	3,420,836

298,234	Tata Motors Ltd *	1,807,550

84,851	Tech Mahindra Ltd	1,596,425

See accompanying notes to the financial statements.	11

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	India — continued

244,952	UPL Ltd	2,177,495

350,350	Wipro Ltd	2,593,080

590,770	Zee Entertainment Enterprises Ltd	1,834,551

	Total India	98,148,701

	Indonesia — 3.4%

26,102,600	Bank Central Asia Tbk PT	14,736,633

34,136,000	Bank Rakyat Indonesia Persero Tbk PT	10,915,332

	Total Indonesia	25,651,965

	Malaysia — 0.3%

1,877,100	CIMB Group Holdings Bhd	2,556,974

	Mexico — 3.2%

5,874,200	America Movil SAB de CV – Series L	5,340,443

1,360,500	Banco del Bajio SA	3,308,085

126,000	Grupo Aeroportuario del Pacifico SAB de CV – Class B *	1,845,367

722,500	Grupo Financiero Banorte SAB de CV – Class O	4,903,094

2,366,124	Wal-Mart de Mexico SAB de CV	9,011,165

	Total Mexico	24,408,154

	Netherlands — 0.4%

4,435	ASML Holding NV	2,967,121

	Peru — 0.1%

3,100	Credicorp Ltd	468,875

	Philippines — 0.4%

60,245	Globe Telecom Inc	3,027,121

	Poland — 0.2%

50,313	Bank Polska Kasa Opieki SA	1,380,288

	Qatar — 1.4%

1,812,687	Qatar National Bank QPSC	10,877,575

	Russia — 0.5%

34,988	Magnit PJSC	842,160

546,960	Mobile TeleSystems PJSC	1,083,873

132,504	Sberbank of Russia PJSC Sponsored ADR	138,475

46,548	TCS Group Holding Plc GDR (Registered)	445,040

69,200	Yandex NV – Class A * (c)	911,572

	Total Russia	3,421,120

	Singapore — 0.2%

77,800	TDCX Inc ADR *	1,174,780

	South Africa — 2.7%

235,274	Aspen Pharmacare Holdings Ltd	3,081,955

Shares	Description	Value ($)

	South Africa — continued

44,411	Capitec Bank Holdings Ltd	5,996,048

433,945	MTN Group Ltd *	5,416,738

432,685	Nedbank Group Ltd	6,160,483

	Total South Africa	20,655,224

	South Korea — 8.4%

19,430	Iljin Materials Co Ltd	1,487,302

222,427	KB Financial Group Inc	10,973,312

2,915	LG Chem Ltd	1,383,296

775,562	Samsung Electronics Co Ltd	46,730,229

17,690	SK Hynix Inc	1,844,262

36,839	SK Telecom Co Ltd	1,681,077

	Total South Korea	64,099,478

	Switzerland — 1.0%

57,940	Nestle SA (Registered)	7,549,334

	Taiwan — 17.2%

189,000	Allied Supreme Corp	1,705,372

558,450	Chailease Holding Co Ltd	5,068,219

4,702,000	CTBC Financial Holding Co Ltd	4,596,099

719,000	Delta Electronics Inc	6,407,805

3,727,724	E.Sun Financial Holding Co Ltd	3,940,401

314,000	Giant Manufacturing Co Ltd	3,259,885

963,000	Hotai Finance Co Ltd	4,279,610

337,000	MediaTek Inc	13,316,834

3,090,000	Mega Financial Holding Co Ltd	4,164,087

109,000	Realtek Semiconductor Corp	1,797,187

16,000	Silergy Corp	2,132,018

502,000	Sinbon Electronics Co Ltd	4,826,067

2,896,800	Taiwan Semiconductor Manufacturing Co Ltd	62,279,914

1,958,000	United Microelectronics Corp	3,689,560

375,000	Vanguard International Semiconductor Corp	1,701,886

119,779	VisEra Technologies Co Ltd	2,198,080

6,334,000	Yuanta Financial Holding Co Ltd	5,658,115

	Total Taiwan	131,021,139

	Thailand — 1.6%

1,018,900	Advanced Info Service Pcl (Foreign Registered)	7,172,360

2,517,500	CP ALL Pcl (Foreign Registered)	5,259,601

	Total Thailand	12,431,961

	United Arab Emirates — 0.9%

1,178,501	First Abu Dhabi Bank PJSC	6,641,146

	United States — 2.5%

1,000	Alphabet, Inc. – Class A *	2,701,140

26,800	Apple, Inc.	4,425,216

72,200	PepsiCo, Inc.	11,822,028

	Total United States	18,948,384

12	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Vietnam — 1.4%

2,833,368	Bank for Foreign Trade of Vietnam JSC	10,507,613

	TOTAL COMMON STOCKS (COST $658,820,397)	668,090,990

	PREFERRED STOCKS (d) — 0.2%

	Brazil — 0.2%

839,000	Randon SA Implementos e Participacoes	1,712,499

	TOTAL PREFERRED STOCKS (COST $1,766,654)	1,712,499

	INVESTMENT FUNDS — 5.6%

	Brazil — 1.0%

231,100	iShares MSCI Brazil ETF	7,600,879

	Russia — 0.5%

352,300	VanEck Russia ETF	3,822,455

	Saudi Arabia — 4.1%

670,300	iShares MSCI Saudi Arabia ETF	31,229,277

	TOTAL INVESTMENT FUNDS (COST $43,515,971)	42,652,611

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

465,374	GMO U.S. Treasury Fund	2,331,522

	TOTAL MUTUAL FUNDS (COST $2,340,826)	2,331,522

	SHORT-TERM INVESTMENTS — 4.7%

	Money Market Funds — 0.8%

5,882,875	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	5,882,875

	U.S. Government — 3.9%

800,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (f)	798,113

27,000,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (f)	26,918,825

2,000,000	U.S. Treasury Bill, 0.63%, due 08/25/22 (f)	1,993,631

	Total U.S. Government	29,710,569

	TOTAL SHORT-TERM INVESTMENTS (COST $35,590,412)	35,593,444

	TOTAL INVESTMENTS — 98.7% (Cost $742,034,260)	750,381,066

	Other Assets and Liabilities (net) — 1.3%	10,139,735

	TOTAL NET ASSETS — 100.0%	$760,520,801

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2022

Laxmi Organic Industries Ltd	03/02/21	$1,924,110	0.79%	$5,986,759

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The security is restricted as to resale.

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs(Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(f)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

See accompanying notes to the financial statements.	13

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO Emerging Markets ex-China Fund returned -16.15% (net) for the period from the Fund’s inception on October 18, 2021 until the end of fiscal year ended February 28, 2022, as compared with -4.10% for the MSCI Emerging Markets ex-China Index.

Country-sector allocation detracted from the Fund’s relative returns for the period. In particular, the Fund’s overweight positions in Russian Materials, Russian Energy, and Russian Financials hurt relative performance.

Stock selection detracted from the Fund’s relative returns for the period. The Fund’s stock selection in Russian Materials, Russian Energy, and Russian Financials hurt relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

14

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Emerging Markets ex-China Fund Class VI Shares and the MSCI Emerging Markets ex-China Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, VI and I the gross expense ratio of 1.16%, 1.07 and 1.33%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.80%, 0.67% and 0.95% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

15

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	92.8%
Preferred Stocks	5.1
Short-Term Investments	1.1
Investment Funds	0.5
Mutual Funds	0.0	^
Other	0.5

	100.0%

Country/Region Summary¤	% of Investments
Taiwan	37.1%
South Korea	24.1
Mexico	11.9
Russia	7.1
Brazil	6.6
India	4.5
Indonesia	2.5
Turkey	1.1
Thailand	0.9
Chile	0.7
United Kingdom	0.5	*
United States	0.5	*
Egypt	0.5
South Africa	0.4
Philippines	0.4
Poland	0.4
Peru	0.3
Hungary	0.3
Czech Republic	0.2
Malaysia	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	19.4%
Banks	17.9
Materials	16.6
Semiconductors & Semiconductor Equipment	13.6
Energy	6.2
Insurance	5.4
Food, Beverage & Tobacco	5.2
Telecommunication Services	3.0
Capital Goods	2.5
Food & Staples Retailing	2.5
Diversified Financials	2.1
Utilities	1.9
Software & Services	1.2
Household & Personal Products	0.8
Real Estate	0.5
Consumer Durables & Apparel	0.5
Media & Entertainment	0.3
Transportation	0.2
Automobiles & Components	0.1
Pharmaceuticals, Biotechnology & Life Sciences	0.1
Health Care Equipment & Services	0.0	^
Commercial & Professional Services	0.0	^

	100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenue or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

16

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 92.8%

	Brazil — 2.0%

156,500	Ambev SA	459,290

35,600	Blau Farmaceutica SA	205,321

12,100	Cia de Saneamento Basico do Estado de Sao Paulo	97,093

10,900	Cia Siderurgica Nacional SA	53,647

12,300	Equatorial Energia SA	60,827

112,200	Transmissora Alianca de Energia Eletrica SA	859,792

215,800	Vale SA Sponsored ADR – Class B	3,990,142

142,150	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	302,432

	Total Brazil	6,028,544

	Chile — 0.6%

56,089	Aguas Andinas SA – Class A	11,830

419,684	Banco de Chile	44,496

1,097,482	Banco Santander Chile	53,891

5,100	Banco Santander Chile ADR	99,552

28,622	CAP SA	331,308

24,755	Cencosud SA	45,514

55,591	Cencosud Shopping SA	59,656

24,100	Cia Cervecerias Unidas SA Sponsored ADR	385,118

3,402,440	Colbun SA	248,085

3,332	Empresas COPEC SA	25,838

526,587	Enel Americas SA	61,659

92,049	Inversiones La Construccion SA	368,661

	Total Chile	1,735,608

	Czech Republic — 0.2%

9,265	Moneta Money Bank AS	36,666

895	Philip Morris CR AS	647,519

	Total Czech Republic	684,185

	Egypt — 0.5%

216,835	Commercial International Bank Egypt SAE *	660,440

992,792	Eastern Co SAE	686,370

2,750	Misr Fertilizers Production Co SAE	15,558

	Total Egypt	1,362,368

	Hungary — 0.3%

30,675	MOL Hungarian Oil & Gas Plc	239,274

14,810	OTP Bank Nyrt Plc *	565,138

	Total Hungary	804,412

	India — 4.4%

20,000	Axis Bank Ltd GDR (Registered) *	979,313

118,500	HDFC Bank Ltd ADR	7,367,145

80,000	ICICI Bank Ltd Sponsored ADR	1,557,600

141,100	Infosys Ltd Sponsored ADR	3,169,106

Shares	Description	Value ($)

	India — continued

193	Reliance Industries Ltd GDR	12,114

	Total India	13,085,278

	Indonesia — 2.5%

1,370,700	Adaro Energy Tbk PT	234,844

261,800	AKR Corporindo Tbk PT	13,849

3,813,300	Bank Central Asia Tbk PT	2,152,859

1,528,900	Bank Mandiri Persero Tbk PT	826,586

171,700	Bank Negara Indonesia Persero Tbk PT	96,206

10,242,300	Bank Rakyat Indonesia Persero Tbk PT	3,275,079

366,200	Bukit Asam Tbk PT	80,449

107,800	Indika Energy Tbk PT *	16,814

121,100	Indo Tambangraya Megah Tbk PT	225,230

1,515,600	Telkom Indonesia Persero Tbk PT	457,579

44,900	United Tractors Tbk PT	78,350

	Total Indonesia	7,457,845

	Malaysia — 0.0%

173,100	Kossan Rubber Industries Bhd	71,364

	Mexico — 11.7%

153,900	America Movil SAB de CV – Class L Sponsored ADR	2,788,668

1,929,500	America Movil SAB de CV – Series L	1,754,177

119,100	Arca Continental SAB de CV	785,045

289,900	Banco del Bajio SA	704,898

13,100	Bolsa Mexicana de Valores SAB de CV	25,322

8,800	Coca-Cola Femsa SAB de CV Sponsored ADR	484,528

539,400	Credito Real SAB de CV SOFOM ER *	42,402

180,300	Fomento Economico Mexicano SAB de CV	1,448,756

69,700	Fomento Economico Mexicano SAB de CV Sponsored ADR	5,603,880

3,500	GCC SAB de CV	23,239

20,100	Gentera SAB de CV *	15,133

3,515	Gruma SAB de CV – Class B	47,599

300	Grupo Aeroportuario del Centro Norte SAB de CV ADR	17,439

4,500	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	32,410

800	Grupo Aeroportuario del Pacifico SAB de CV – Class B *	11,717

15,535	Grupo Aeroportuario del Sureste SAB de CV – Class B	334,441

9,100	Grupo Bimbo SAB de CV – Series A	28,170

1,189,400	Grupo Financiero Banorte SAB de CV – Class O	8,071,613

11,100	Grupo Financiero Inbursa SAB de CV – Class O *	18,140

178,600	Grupo Mexico SAB de CV – Series B	912,315

206,100	Industrias Bachoco SAB de CV – Series B	690,120

1,100	Industrias Penoles SAB de CV	13,819

27,700	Kimberly-Clark de Mexico SAB de CV – Class A	38,721

6,900	Megacable Holdings SAB de CV CPO	20,298

See accompanying notes to the financial statements.	17

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Mexico — continued

11,600	Orbia Advance Corp SAB de CV	29,633

84,500	Qualitas Controladora SAB de CV	462,912

99,600	Regional SAB de CV	591,492

99,700	Ternium SA Sponsored ADR	3,916,216

1,524,800	Wal-Mart de Mexico SAB de CV	5,807,060

	Total Mexico	34,720,163

	Peru — 0.3%

6,300	Credicorp Ltd	952,875

	Philippines — 0.4%

64,460	GT Capital Holdings Inc	729,991

638,300	Puregold Price Club Inc	438,533

	Total Philippines	1,168,524

	Poland — 0.4%

1,122	Grupa Lotos SA *	14,396

5,774	Polski Koncern Naftowy ORLEN SA	97,533

49,619	Polskie Gornictwo Naftowe i Gazownictwo SA	65,393

120,881	Powszechny Zaklad Ubezpieczen SA	906,928

	Total Poland	1,084,250

	Russia — 6.5%

4,036,000	Alrosa PJSC	2,602,881

434,347	Etalon Group Plc GDR (Registered)	176,657

131,280	Evraz Plc	253,067

236,860,000	Federal Grid Co Unified Energy System PJSC	163,869

98,320	Gazprom Neft PJSC	320,626

787	Gazprom Neft PJSC Sponsored ADR	12,470

448,906	Gazprom PJSC Sponsored ADR	1,187,592

6,151,400	Inter RAO UES PJSC	137,400

122,088	LUKOIL PJSC Sponsored ADR	2,289,988

4,327,340	Magnitogorsk Iron & Steel Works PJSC	1,522,963

78,325	MMC Norilsk Nickel PJSC ADR	1,075,427

172,200	Mobile TeleSystems PJSC ADR (a)	658,720

88,090	Moscow Exchange MICEX-RTS PJSC	66,045

9,337	Novatek PJSC Sponsored GDR (Registered)	359,681

381,910	Novolipetsk Steel PJSC	549,508

102,160	Novolipetsk Steel PJSC GDR	783,245

14,846	PhosAgro PJSC GDR (Registered)	90,826

276,810	Polymetal International Plc	1,294,196

5,594	Polyus PJSC	588,423

12,617	Polyus PJSC GDR (Registered)	673,352

73,800	QIWI Plc Sponsored ADR (a)	291,035

55,866	Raspadskaya OJSC	126,262

4,917	Ros Agro Plc GDR (Registered)	21,694

48,335,000	RusHydro PJSC	269,370

17,394	RusHydro PJSC ADR	8,726

861,608	Sberbank of Russia PJSC Sponsored ADR	900,433

140,607	Severstal PAO GDR (Registered)	713,816

Shares	Description	Value ($)

	Russia — continued

2,387,800	Surgutneftegas PJSC	432,107

109,514	Tatneft PJSC Sponsored ADR	1,492,445

9,408	TCS Group Holding Plc GDR (Registered)	231,129

	Total Russia	19,293,953

	South Africa — 0.4%

3,577	AVI Ltd	16,686

1,793	Capitec Bank Holdings Ltd	242,078

2,586	Investec Ltd	14,558

14,766	Kumba Iron Ore Ltd	583,682

4,804	Ninety One Ltd	15,672

467,495	Old Mutual Ltd	383,820

	Total South Africa	1,256,496

	South Korea — 23.8%

152	BGF retail Co Ltd	21,533

40,422	BNK Financial Group Inc	266,100

10,335	Cheil Worldwide Inc	194,318

747	CJ CheilJedang Corp	236,616

349	Coway Co Ltd	20,960

81,095	Daewoo Engineering & Construction Co Ltd *	426,551

61,233	Daou Data Corp	708,418

738	Daou Technology Inc	13,296

5,932	DB Insurance Co Ltd	305,398

2,650	DGB Financial Group Inc	20,976

2,221	DL E&C Co Ltd	239,436

923	Dongkuk Steel Mill Co Ltd	12,826

149,218	Dongwon Development Co Ltd	606,816

88	GOLFZON Co Ltd *	11,192

26,809	GS Engineering & Construction Corp	963,491

1,469	GS Holdings Corp	49,122

75,044	Hana Financial Group Inc	3,048,875

423	Hankook Tire & Technology Co Ltd	12,463

14,205	Hanwha Life Insurance Co Ltd *	35,080

37,172	HDC Hyundai Development Co-Engineering & Construction *	500,264

1,045	Huchems Fine Chemical Corp	19,442

25,525	Hyundai Engineering & Construction Co Ltd	929,932

22,150	Hyundai Marine & Fire Insurance Co Ltd	532,023

407	Hyundai Mobis Co Ltd	76,421

3,812	Industrial Bank of Korea	34,245

2,291	JB Financial Group Co Ltd	15,692

95,959	KB Financial Group Inc	4,734,083

5,881	KCC Glass Corp	285,695

2,428	Kia Corp	150,525

617	KIWOOM Securities Co Ltd *	52,392

4,564	Korea Investment Holdings Co Ltd *	303,210

2,337	Korea Petrochemical Ind Co Ltd *	334,286

162,307	Korea Real Estate Investment & Trust Co Ltd	297,159

2,171	Korea Zinc Co Ltd	995,709

18	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	South Korea — continued

2,729	Korean Reinsurance Co	22,036

90,016	KT Skylife Co Ltd	639,205

48,732	KT&G Corp	3,239,535

6,649	Kumho Petrochemical Co Ltd *	897,021

270	Kyung Dong Navien Co Ltd	10,027

722	LG Household & Health Care Ltd	572,866

7,600	Lotte Chemical Corp	1,400,678

1,340	LOTTE Fine Chemical Co Ltd	89,144

388	LS Electric Co Ltd	13,988

3,335	LX Semicon Co Ltd	320,337

1,357	Meritz Financial Group Inc	41,727

2,381	Meritz Fire & Marine Insurance Co Ltd	81,828

16,935	Meritz Securities Co Ltd	82,930

11,697	Namsun Aluminum Co Ltd *	23,005

16,282	NH Investment & Securities Co Ltd *	157,560

48	NongShim Co Ltd	12,290

576	PI Advanced Materials Co Ltd *	21,019

626	Poongsan Corp	16,673

22,596	POSCO	5,376,125

51	POSCO International Corp	885

7,300	POSCO Sponsored ADR	433,036

212	S-1 Corp	12,341

2,695	Samsung C&T Corp	248,898

875	Samsung Card Co Ltd	23,500

497,682	Samsung Electronics Co Ltd	29,987,021

45,404	Samsung Engineering Co Ltd *	886,970

6,944	Samsung Fire & Marine Insurance Co Ltd	1,104,239

13,723	Samsung Life Insurance Co Ltd	686,144

3,573	Samsung Securities Co Ltd	126,634

14,686	Sangsangin Co Ltd	114,608

666	SD Biosensor Inc	30,364

96,321	Shinhan Financial Group Co Ltd	3,133,875

139	SK Gas Ltd	13,819

7,834	SK Telecom Co Ltd	357,490

703	Songwon Industrial Co Ltd	12,002

13,751	Spigen Korea Co Ltd	488,867

938	TY Holdings Co Ltd *	21,386

412	Unid Co Ltd	30,046

286,916	Woori Financial Group Inc	3,431,973

	Total South Korea	70,616,637

	Taiwan — 36.4%

10,000	Accton Technology Corp	90,686

363,000	Acer Inc	376,732

4,000	Acter Group Corp Ltd	31,580

10,000	Advanced Ceramic X Corp	96,955

20,000	Advantech Co Ltd	263,370

4,000	Airtac International Group	133,048

1,171,000	AmTRAN Technology Co Ltd	678,028

9,000	Arcadyan Technology Corp	37,278

Shares	Description	Value ($)

	Taiwan — continued

261,000	Asia Vital Components Co Ltd	1,043,550

11,000	ASROCK Inc	89,943

175,000	Asustek Computer Inc	2,334,583

86,000	Aten International Co Ltd	248,706

243,000	AU Optronics Corp	181,928

20,000	Aurora Corp	65,646

27,000	Capital Securities Corp	15,278

175,000	Catcher Technology Co Ltd	898,242

2,479,000	Cathay Financial Holding Co Ltd	5,574,368

290,000	Chailease Holding Co Ltd	2,631,898

60,000	Chicony Electronics Co Ltd	193,001

1,328,176	China Development Financial Holding Corp	909,554

550,000	China General Plastics Corp	684,556

3,341,000	China Steel Corp	4,344,484

167,000	Chipbond Technology Corp	415,539

1,000	Chlitina Holding Ltd	7,540

449,000	Chung Hung Steel Corp	666,776

623,000	Chunghwa Telecom Co Ltd	2,768,996

9,000	Cleanaway Co Ltd	68,400

12,000	CTCI Corp	17,662

208,000	Delta Electronics Inc	1,853,718

955,000	E.Sun Financial Holding Co Ltd	1,009,485

24,000	Eclat Textile Co Ltd	497,476

42,000	Elan Microelectronics Corp	249,440

114,000	Elite Material Co Ltd	1,117,913

61,000	Elite Semiconductor Microelectronics Technology Inc	321,174

64,000	Everlight Electronics Co Ltd	115,272

36,000	Feng Hsin Steel Co Ltd	108,572

33,000	First Financial Holding Co Ltd	30,384

99,000	FLEXium Interconnect Inc *	337,949

35,000	Flytech Technology Co Ltd	92,555

110,000	Formosa Advanced Technologies Co Ltd	157,104

115,000	Formosa Chemicals & Fibre Corp	326,033

13,000	Formosa Petrochemical Corp	45,729

951,000	Formosa Plastics Corp	3,590,990

309,897	Foxconn Technology Co Ltd	713,306

1,737,000	Fubon Financial Holding Co Ltd	4,690,011

9,000	Gamania Digital Entertainment Co Ltd	20,468

159,000	Gigabyte Technology Co Ltd	814,747

19,000	Global Mixed Mode Technology Inc	164,433

1,000	Global Unichip Corp	16,591

457,000	Grand Pacific Petrochemical	468,733

66,000	Greatek Electronics Inc	172,740

1,292,000	HannStar Display Corp	745,172

5,000	Hiwin Technologies Corp	47,738

56,000	Holtek Semiconductor Inc	218,783

1,052,000	Hon Hai Precision Industry Co Ltd	3,907,715

299,000	IEI Integration Corp	498,050

225,000	Inventec Corp	207,787

See accompanying notes to the financial statements.	19

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Taiwan — continued

8,000	Kindom Development Co Ltd	10,668

2,000	King Slide Works Co Ltd	30,749

483,000	King’s Town Bank Co Ltd	697,910

143,000	Kung Long Batteries Industrial Co Ltd	700,252

62,000	Largan Precision Co Ltd	4,505,714

290,000	Lite-On Technology Corp	713,075

85,000	MediaTek Inc	3,358,845

737,000	Mega Financial Holding Co Ltd	993,182

210,000	Micro-Star International Co Ltd	1,183,723

152,000	Mitac Holdings Corp	183,744

793,000	Nan Ya Plastics Corp	2,501,122

242,528	Nantex Industry Co Ltd	646,032

35,000	Nanya Technology Corp	98,014

106,000	Novatek Microelectronics Corp	1,757,317

138,000	Pegatron Corp	342,041

107,000	Phison Electronics Corp	1,979,728

129,000	Powertech Technology Inc	437,560

116,000	Quanta Computer Inc	387,892

190,000	Radiant Opto-Electronics Corp	687,007

31,000	Realtek Semiconductor Corp	511,127

7,000	Rexon Industrial Corp Ltd	10,783

126,000	Ruentex Development Co Ltd	325,335

105,000	Shanghai Commercial & Savings Bank Ltd (The)	172,961

989,000	Shin Kong Financial Holding Co Ltd	401,074

22,000	Simplo Technology Co Ltd	246,878

503,000	SinoPac Financial Holdings Co Ltd	308,873

110,000	Sitronix Technology Corp	1,165,421

44,000	Sonix Technology Co Ltd	138,872

33,000	Supreme Electronics Co Ltd	63,367

527,000	TA Chen Stainless Pipe *	1,007,545

114,000	Taita Chemical Co Ltd	134,742

1,334,000	Taiwan Cement Corp	2,264,629

365,000	Taiwan Glass Industry Corp	303,752

300,000	Taiwan PCB Techvest Co Ltd	552,724

240,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	25,714,503

47,000	Taiwan Union Technology Corp	145,626

26,000	TCI Co Ltd	182,326

27,000	Tripod Technology Corp	123,791

92,730	Tung Ho Steel Enterprise Corp	233,570

58,000	TXC Corp	202,742

152,000	Uni-President Enterprises Corp	365,696

108,000	United Integrated Services Co Ltd	683,731

97,000	Universal Inc	139,709

603,000	USI Corp	618,455

333,000	Vanguard International Semiconductor Corp	1,511,275

151,000	Walsin Technology Corp *	799,818

215,000	Weikeng Industrial Co Ltd	238,223

1,199,000	Yuanta Financial Holding Co Ltd	1,071,058

	Total Taiwan	108,261,576

Shares	Description	Value ($)

	Thailand — 0.9%

39,000	AP Thailand Pcl NVDR	12,677

200,600	Bangkok Bank Pcl NVDR	864,255

385,300	CP ALL Pcl NVDR	804,975

133,600	Kasikornbank Pcl NVDR	671,909

16,700	PTT Exploration & Production Pcl NVDR	70,311

30,500	PTT Pcl NVDR	37,127

49,200	Siam Commercial Bank Pcl NVDR (The)	190,121

21,200	Supalai Pcl NVDR	14,278

	Total Thailand	2,665,653

	Turkey — 1.0%

2,289,812	Akbank TAS	1,168,784

123,454	Enerjisa Enerji AS	118,397

107,851	Eregli Demir ve Celik Fabrikalari TAS	242,730

915,120	Turkiye Garanti Bankasi AS	733,438

3,250,936	Yapi ve Kredi Bankasi AS	839,680

	Total Turkey	3,103,029

	United Kingdom — 0.5%

30,000	Unilever Plc	1,506,959

	TOTAL COMMON STOCKS (COST $335,104,347)	275,859,719

	PREFERRED STOCKS (b) — 5.1%

	Brazil — 4.4%

6,100	Bradespar SA	35,113

729,100	Cia Energetica de Minas Gerais	1,791,594

170,600	Cia Energetica de Minas Gerais Sponsored ADR	429,912

1,007,400	Cia Paranaense de Energia – Class B	1,346,081

54,700	Gerdau SA	271,302

21,900	Itausa SA	42,412

1,300,400	Petroleo Brasileiro SA	8,548,123

50,800	Petroleo Brasileiro SA Sponsored ADR	664,972

	Total Brazil	13,129,509

	Chile — 0.1%

9,977	Embotelladora Andina SA – Class B	21,726

4,500	Sociedad Quimica y Minera de Chile SA Sponsored ADR	297,810

	Total Chile	319,536

	Russia — 0.5%

3,948,700	Surgutneftegas PJSC	1,110,830

315	Transneft PJSC	389,258

	Total Russia	1,500,088

20	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares / Par Value†	Description	Value ($)

	Taiwan — 0.1%

224,635	China Development Financial Holding Corp	74,678

	TOTAL PREFERRED STOCKS (COST $15,642,013)	15,023,811

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%

26,130	iShares Core MSCI Emerging Markets ETF	1,495,420

	TOTAL INVESTMENT FUNDS (COST $1,558,697)	1,495,420

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

873	GMO U.S. Treasury Fund	4,374

	TOTAL MUTUAL FUNDS (COST $4,391)	4,374

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 0.3%

911,285	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	911,285

	U.S. Government — 0.8%

1,400,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (d)	1,395,791

900,000	U.S. Treasury Bill, 0.90%, due 12/29/22 (d)	893,296

	Total U.S. Government	2,289,087

	TOTAL SHORT-TERM INVESTMENTS (COST $3,203,298)	3,200,372

	TOTAL INVESTMENTS — 99.5% (Cost $355,512,746)	295,583,696

	Other Assets and Liabilities (net) — 0.5%	1,513,564

	TOTAL NET ASSETS — 100.0%	$297,097,260

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

See accompanying notes to the financial statements.	21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class II shares of GMO Emerging Markets Fund returned -15.13% (net) for the fiscal year ended February 28, 2022, as compared with -10.69% for the MSCI Emerging Markets Index.

Country-sector allocation detracted from the Fund’s relative returns for the fiscal year. In particular, the Fund’s overweight positions in Russian Materials, Russian Energy, and Russian Financials hurt relative performance.

Stock selection detracted from the Fund’s relative returns for the fiscal year. The Fund’s stock selection in Russian Materials, Russian Energy, and Russian Financials hurt relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Markets Fund Class II Shares, the MSCI Emerging Markets Index and

the S&P/IFCI Composite

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class II, III, VI, R6 and I the gross expense ratio of 0.97%, 0.90%, 0.81%, 0.97% and 1.07%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.94%, 0.89%, 0.76%, 0.94% and 0.99% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.0%
Preferred Stocks	5.4
Short-Term Investments	1.6
Investment Funds	1.5
Debt Obligations	0.4
Futures Contracts	(0.3)
Other	0.4

	100.0%

Country/Region Summary¤	% of Investments
China	28.0%
Taiwan	22.8
South Korea	13.3
United States	9.0	*
Russia	6.0
Mexico	5.4
India	4.6
Brazil	4.0
Indonesia	2.4
Turkey	0.8
United Kingdom	0.6	*
Kuwait	0.6
South Africa	0.5
Qatar	0.5
Thailand	0.5
Philippines	0.4
Chile	0.2
Czech Republic	0.2
Poland	0.1
Argentina	0.1
Sri Lanka	0.0	^
Colombia	0.0	^
Malaysia	0.0	^
Egypt	0.0	^
Hungary	0.0	^
Vietnam	0.0	^
United Arab Emirates	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	19.9%
Technology Hardware & Equipment	16.6
Materials	11.8
Semiconductors & Semiconductor Equipment	8.4
Energy	5.6
Insurance	5.5
Capital Goods	5.2
Food, Beverage & Tobacco	4.3
Media & Entertainment	3.8
Software & Services	3.1
Real Estate	3.0
Utilities	2.9
Consumer Durables & Apparel	2.5
Diversified Financials	1.5
Retailing	1.4
Food & Staples Retailing	1.2
Household & Personal Products	1.1
Automobiles & Components	0.8
Transportation	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.3
Consumer Services	0.2
Health Care Equipment & Services	0.1
Telecommunication Services	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

24

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 91.0%

	Argentina — 0.1%

171,300	Banco BBVA Argentina SA ADR *	553,299

156,300	Grupo Financiero Galicia SA ADR (a)	1,480,161

	Total Argentina	2,033,460

	Brazil — 1.6%

796,500	Blau Farmaceutica SA *	4,593,759

1,097,500	Cia Siderurgica Nacional SA	5,401,602

335,700	Petroleo Brasileiro SA	2,386,967

466,400	Petroleo Brasileiro SA Sponsored ADR	6,664,856

135,900	Transmissora Alianca de Energia Eletrica SA	1,041,406

4,631,300	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	9,853,348

	Total Brazil	29,941,938

	Chile — 0.2%

5,059,503	Banco de Chile	536,419

11,124,876	Banco Santander Chile	546,274

49,300	Banco Santander Chile ADR	962,336

20,638	CAP SA	238,891

130,516	Cencosud SA	239,962

333,998	Cencosud Shopping SA	358,420

23,000	Cia Cervecerias Unidas SA Sponsored ADR	367,540

7,527,391	Colbun SA	548,852

22,767	Empresas COPEC SA	176,547

1,899,134	Enel Americas SA	222,373

	Total Chile	4,197,614

	China — 29.0%

2,606,000	361 Degrees International Ltd *	1,281,184

621,750	A-Living Smart City Services Co Ltd	1,114,500

1,852,300	Agricultural Bank of China Ltd – Class A	875,893

76,484,590	Agricultural Bank of China Ltd – Class H	28,966,172

238,000	AK Medical Holdings Ltd	163,919

87,100	Angang Steel Co Ltd – Class A	53,170

19,150	Anhui Conch Cement Co Ltd – Class A	122,705

688,800	ANTA Sports Products Ltd	10,520,181

138,800	Autohome Inc ADR	4,245,892

284,800	Autohome Inc – Class A *	2,102,960

360,400	Baidu Inc – Class A *	6,802,847

12,655,200	Bank of China Ltd – Class A	6,220,708

532,700	Budweiser Brewing Co APAC Ltd	1,653,485

28,435	BYD Co Ltd – Class A	1,144,464

2,142,000	BYD Electronic International Co Ltd (a)	6,044,321

816,000	China BlueChemical Ltd – Class H	244,336

7,787,878	China Communications Services Corp Ltd – Class H	4,272,594

511,500	China Construction Bank Corp – Class A	489,804

68,378,148	China Construction Bank Corp – Class H	51,281,187

Shares	Description	Value ($)

	China — continued

8,453,000	China Datang Corp Renewable Power Co Ltd – Class H	3,203,242

4,695,000	China Dongxiang Group Co Ltd	354,312

20,184,000	China Feihe Ltd	24,084,751

364,500	China Hongqiao Group Ltd	510,303

1,538,000	China Lesso Group Holdings Ltd	2,367,881

4,655,000	China Longyuan Power Group Corp Ltd – Class H	9,606,010

480,000	China Medical System Holdings Ltd	854,714

2,801,426	China Merchants Bank Co Ltd – Class A	22,164,678

7,806,095	China Molybdenum Co Ltd – Class A	7,495,167

708,000	China Molybdenum Co Ltd – Class H	426,147

2,118,000	China Oriental Group Co Ltd	615,659

602,511	China Pacific Insurance Group Co Ltd – Class A	2,536,254

563,600	China Pacific Insurance Group Co Ltd – Class H	1,569,387

5,825,000	China Reinsurance Group Corp – Class H	559,846

924,000	China Resources Gas Group Ltd	4,243,922

3,238,000	China Resources Land Ltd	15,750,596

450,000	China Risun Group Ltd	280,319

1,465,500	China Shenhua Energy Co Ltd – Class A	5,872,811

292,381	China Tourism Group Duty Free Corp Ltd – Class A	9,452,186

458,000	CIFI Ever Sunshine Services Group Ltd	832,904

556,000	Country Garden Services Holdings Co Ltd	3,325,968

100,000	CSPC Pharmaceutical Group Ltd	118,536

902,000	Dongyue Group Ltd	1,308,567

917,100	ENN Energy Holdings Ltd	13,281,802

6,237,330	Fangda Special Steel Technology Co Ltd – Class A	8,148,069

438,955	Fuyao Glass Industry Group Co Ltd – Class A	3,083,593

219,600	Fuyao Glass Industry Group Co Ltd – Class H	1,077,378

284,000	Geely Automobile Holdings Ltd	528,991

839,000	Greenland Hong Kong Holdings Ltd	143,623

303,322	Hangzhou Robam Appliances Co Ltd – Class A	1,605,769

4,780,138	Hisense Home Appliances Group Co Ltd – Class A	10,315,784

280,000	Hisense Home Appliances Group Co Ltd – Class H	314,255

78,100	Hollysys Automation Technologies Ltd *	1,099,648

10,248,000	Hua Han Health Industry Holdings Ltd * (b)	1

428,100	Huayu Automotive Systems Co Ltd – Class A	1,728,428

33,881,847	Industrial & Commercial Bank of China Ltd – Class H	20,225,940

5,727,809	Inner Mongolia Eerduosi Resources Co Ltd – Class A	23,680,868

39,536	JD.com Inc – Class A *	1,412,203

658,000	JS Global Lifestyle Co Ltd	758,916

402,000	KE Holdings Inc ADR *	7,802,820

216,500	Kingboard Laminates Holdings Ltd	360,764

See accompanying notes to the financial statements.	25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	China — continued

2,910,000	Kunlun Energy Co Ltd	2,862,519

42,213	Kweichow Moutai Co Ltd – Class A	12,015,861

430,500	KWG Group Holdings Ltd	201,570

423,000	KWG Living Group Holdings Ltd	175,229

190,000	Li Ning Co Ltd	1,897,748

519,000	Logan Group Co Ltd (a)	172,447

2,563,000	Lonking Holdings Ltd	683,105

245,000	Lufax Holding Ltd ADR *	1,585,150

218,100	Midea Group Co Ltd – Class A	2,319,006

2,472,000	MMG Ltd *	895,431

24,250	NetEase Inc	469,036

28,250	NetEase Inc ADR	2,693,355

288,000	Newborn Town Inc *	162,467

450,000	Nexteer Automotive Group Ltd	450,711

676,000	PAX Global Technology Ltd	504,500

25,109,000	PICC Property & Casualty Co Ltd – Class H	26,504,717

18,210,610	Postal Savings Bank of China Co Ltd – Class A	16,146,852

151,000	Q Technology Group Co Ltd	142,601

4,526,400	Qingling Motors Co Ltd – Class H	875,184

1,978,581	Shenzhen YUTO Packaging Technology Co Ltd – Class A	9,142,050

1,832,000	Sihuan Pharmaceutical Holdings Group Ltd (a)	392,833

2,044,000	Sinopec Engineering Group Co Ltd – Class H	977,820

1,982,500	Sinotruk Hong Kong Ltd	2,959,212

138,000	SITC International Holdings Co Ltd	568,996

2,969,000	Sunac China Holdings Ltd	2,426,858

538,000	Sunac Services Holdings Ltd *	459,811

651,200	Sunny Optical Technology Group Co Ltd	15,605,325

696,765	Tencent Holdings Ltd	37,598,353

115,100	Tencent Holdings Ltd ADR	6,191,229

770,700	Tencent Music Entertainment Group ADR*	4,154,073

1,466,000	Tianli Education International Holdings Ltd (c)	358,311

1,102,708	Vipshop Holdings Ltd ADR *	9,560,478

409,500	Xiabuxiabu Catering Management China Holdings Co Ltd *	257,680

5,391,000	Xinyi Glass Holdings Ltd	14,360,226

26,000	Xinyi Solar Holdings Ltd	47,226

18,872,400	Yangzijiang Shipbuilding Holdings Ltd	19,305,531

68,000	Yihai International Holding Ltd * (a)	284,519

68,307	Zhejiang Supor Co Ltd – Class A	549,034

1,923,962	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	3,938,702

1,406,000	Zhenro Properties Group Ltd (a)	121,052

280,000	Zhongsheng Group Holdings Ltd	1,955,218

233,000	Zhou Hei Ya International Holdings Co Ltd *	155,669

9,470,579	Zijin Mining Group Co Ltd – Class A	16,964,540

156,000	Zijin Mining Group Co Ltd – Class H	231,532

937,800	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	623,828

	Total China	560,650,929

Shares	Description	Value ($)

	Czech Republic — 0.2%

960,228	Moneta Money Bank AS	3,800,042

761	Philip Morris CR AS	550,572

	Total Czech Republic	4,350,614

	Egypt — 0.0%

137,416	Commercial International Bank Egypt SAE *	418,544

	Hungary — 0.0%

49,524	MOL Hungarian Oil & Gas Plc	386,302

	India — 7.0%

219,434	Asian Paints Ltd	9,265,784

754,169	Axis Bank Ltd *	7,475,167

3,891	Clean Science & Technology Ltd *	95,834

11,567,064	Gayatri Projects Ltd * (d)	3,763,980

34,562	Godrej Properties Ltd *	693,661

64,522	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	474,130

93,716	Gujarat State Fertilizers & Chemicals Ltd	156,867

980,934	HCL Technologies Ltd	14,738,093

195,803	HDFC Bank Ltd	3,723,527

62,789	Hindustan Aeronautics Ltd	1,155,971

278,953	Hindustan Petroleum Corp Ltd	1,014,785

223,369	Hindustan Unilever Ltd	6,469,714

201,768	Hindustan Zinc Ltd	840,098

215,355	Housing Development Finance Corp Ltd	6,798,839

1,139,177	ICICI Bank Ltd	11,268,052

1,698,234	Indiabulls Real Estate Ltd *	2,454,865

608,400	Infosys Ltd Sponsored ADR	13,664,664

2,561,259	Jai Balaji Industries Ltd *	1,566,184

1,128,660	Kiri Industries Ltd *	6,949,027

54,792	Mahanagar Gas Ltd	530,596

33,556	Marico Ltd	227,629

209,367	Mindtree Ltd	10,841,282

342,775	NBCC India Ltd	178,800

1,158,051	NCC Ltd	974,887

73,894	Oberoi Realty Ltd *	898,548

200,357	Petronet LNG Ltd	575,994

196,694	Prestige Estates Projects Ltd	1,190,082

353,391	Redington India Ltd	720,313

56,735	Sobha Ltd	583,243

48,586	Sun TV Network Ltd	291,058

308,777	Tata Consultancy Services Ltd	14,610,631

266,397	Titan Co Ltd	9,082,150

640,646	TV18 Broadcast Ltd *	519,277

124,453	Welspun Corp Ltd	238,922

	Total India	134,032,654

	Indonesia — 2.4%

3,909,900	Adaro Energy Tbk PT	669,889

26	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Indonesia — continued

40,657,000	Bank Central Asia Tbk PT	22,953,548

6,152,600	Bank Mandiri Persero Tbk PT	3,326,348

5,667,000	Bank Negara Indonesia Persero Tbk PT	3,175,297

12,847,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	688,919

34,886,200	Bank Rakyat Indonesia Persero Tbk PT	11,155,216

1,355,800	Bukit Asam Tbk PT	297,850

610,991	Indo Tambangraya Megah Tbk PT	1,136,363

174,631,700	Panin Financial Tbk PT *	2,055,224

18,688,280	Ramayana Lestari Sentosa Tbk PT *	821,942

2,025,600	Timah Tbk PT *	225,454

211,700	United Tractors Tbk PT	369,413

	Total Indonesia	46,875,463

	Kuwait — 0.6%

175,067	Humansoft Holding Co KSC	2,130,937

2,986,892	Kuwait Finance House KSCP	9,343,625

768,417	Kuwait Projects Holding KSCP	497,220

	Total Kuwait	11,971,782

	Malaysia — 0.0%

1,039,900	Kossan Rubber Industries Bhd	428,721

	Mexico — 5.6%

171,100	Arca Continental SAB de CV	1,127,801

913,800	Banco del Bajio SA	2,221,925

9,700	Coca-Cola Femsa SAB de CV Sponsored ADR	534,082

181,000	Concentradora Fibra Danhos SA de CV (REIT)	205,471

1,055,500	Credito Real SAB de CV SOFOM ER * (a)	82,972

79,200	El Puerto de Liverpool SAB de CV – Class C1	386,275

224,900	Fomento Economico Mexicano SAB de CV	1,807,128

72,800	Fomento Economico Mexicano SAB de CV Sponsored ADR	5,853,120

17,955	Gruma SAB de CV – Class B	243,143

53,000	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	381,721

200	Grupo Aeroportuario del Sureste SAB de CV ADR	43,188

18,145	Grupo Aeroportuario del Sureste SAB de CV – Class B	390,630

64,500	Grupo Bimbo SAB de CV – Series A	199,663

8,940,900	Grupo Financiero Banorte SAB de CV –Class O	60,675,538

126,100	Grupo Financiero Inbursa SAB de CV – Class O *	206,072

685,400	Grupo Mexico SAB de CV – Series B	3,501,125

189,200	Kimberly-Clark de Mexico SAB de CV – Class A	264,479

74,900	Orbia Advance Corp SAB de CV	191,337

174,127	Qualitas Controladora SAB de CV	953,911

Shares	Description	Value ($)

	Mexico — continued

339,900	Regional SAB de CV	2,018,556

165,300	Ternium SA Sponsored ADR	6,492,984

384,621	Unifin Financiera SAB de CV SOFOM ENR * (a)	478,875

5,320,200	Wal-Mart de Mexico SAB de CV	20,261,491

	Total Mexico	108,521,487

	Philippines — 0.5%

100,380	GT Capital Holdings Inc	1,136,775

275,490	Manila Electric Co	1,982,342

22,568,800	Megaworld Corp	1,418,018

1,623,200	Puregold Price Club Inc	1,115,191

4,972,700	Semirara Mining & Power Corp	2,696,283

	Total Philippines	8,348,609

	Poland — 0.1%

37,920	Budimex SA	2,062,742

224,651	Polskie Gornictwo Naftowe i Gazownictwo SA	296,069

	Total Poland	2,358,811

	Qatar — 0.5%

214,638	Doha Bank QPSC	167,818

1,325,938	Qatar National Bank QPSC	7,956,691

729,137	Qatar National Cement Co QSC	1,240,829

	Total Qatar	9,365,338

	Russia — 5.0%

31,701,260	Alrosa PJSC	20,444,648

380,350	Detsky Mir PJSC	267,959

39,977	Evraz Plc	77,063

1,432,600,000	Federal Grid Co Unified Energy System PJSC	991,130

653,911	Fix Price Group Ltd GDR (b)	393,654

219,070	Gazprom Neft PJSC	714,398

625,430	Gazprom PJSC Sponsored ADR	1,654,591

575,658	Globaltrans Investment Plc Sponsored GDR (Registered)	1,076,307

78,536,400	Inter RAO UES PJSC	1,754,222

239,440	LSR Group PJSC	986,219

3	LSR Group PJSC GDR (Registered) (b)	3

285,469	LUKOIL PJSC Sponsored ADR	5,354,502

14,733,960	Magnitogorsk Iron & Steel Works PJSC	5,185,466

212,079	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	593,846

237,400	Mechel PJSC Sponsored ADR * (b)	371,508

372,125	MMC Norilsk Nickel PJSC ADR	5,109,397

249,660	Mobile TeleSystems PJSC	494,734

35,508	Mobile TeleSystems PJSC ADR (b)	135,830

4,133,417	Moscow Exchange MICEX-RTS PJSC	3,098,992

1,001,556	Novolipetsk Steel PJSC GDR	7,678,781

36,002	PhosAgro PJSC GDR (Registered)	220,257

See accompanying notes to the financial statements.	27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Russia — continued

916,204	Polymetal International Plc	4,283,616

160,188	Polyus PJSC GDR (Registered)	8,549,021

499,515	QIWI Plc Sponsored ADR (a) (b) (e)	1,969,866

11,693	QIWI Plc Sponsored ADR (e)	39,900

17,012	Raspadskaya OJSC	38,449

24,938,000	RusHydro PJSC	138,979

3,281,403	Sberbank of Russia PJSC Sponsored ADR	3,429,266

706,464	Severstal PAO GDR (Registered)	3,586,487

68,353	SFI PJSC *	252,174

21,037,700	Surgutneftegas PJSC	3,807,075

4,246,320	Surgutneftegas PJSC Sponsored ADR	7,298,600

476,673	Tatneft PJSC Sponsored ADR	6,496,050

8,118,000	Unipro PJSC	112,545

556,430	United Co Rusal International PJSC *	234,576

46,698	X5 Retail Group NV GDR (Registered)	122,178

	Total Russia	96,962,289

	South Africa — 0.5%

652	Anglo American Platinum Ltd	101,668

389,794	Investec Ltd	2,194,336

110,185	Kumba Iron Ore Ltd	4,355,479

546,611	Lewis Group Ltd	1,654,019

10,650,393	RMB Holdings Ltd	1,157,619

	Total South Africa	9,463,121

	South Korea — 12.2%

11,074	APTC Co Ltd	178,008

78,985	BNK Financial Group Inc	519,962

615,279	Daewoo Engineering & Construction Co Ltd *	3,236,300

61,753	DB Insurance Co Ltd	3,179,234

3,773	DL E&C Co Ltd	406,751

11,625	Dongkuk Steel Mill Co Ltd	161,545

996,696	Dongwon Development Co Ltd	4,053,208

11,745	Doosan Bobcat Inc	376,954

18,060	Fila Holdings Corp	533,685

219,790	GS Engineering & Construction Corp	7,899,051

5,148	GS Holdings Corp	172,144

4,516	HAESUNG DS Co Ltd *	202,281

171,413	Hana Financial Group Inc	6,964,139

12,234	Hana Materials Inc	533,484

11,277	Hankook & Co Co Ltd	126,634

27,635	Hankook Tire & Technology Co Ltd	814,216

12,042	Hanmi Semiconductor Co Ltd	339,471

50,477	Hanwha Aerospace Co Ltd	2,204,117

731,270	Hanwha Investment & Securities Co Ltd *	2,962,265

330,499	HDC Hyundai Development Co-Engineering & Construction *	4,447,886

754	Hyosung TNC Corp	306,604

3,149	Hyundai Autoever Corp	285,507

322,098	Hyundai Engineering & Construction Co Ltd	11,734,743

Shares	Description	Value ($)

	South Korea — continued

16,957	Hyundai Marine & Fire Insurance Co Ltd	407,292

10,452	Hyundai Mobis Co Ltd	1,962,530

40,019	Industrial Bank of Korea	359,513

216,783	KB Financial Group Inc	10,694,868

18,666	KC Tech Co Ltd	325,709

6,440	KCC Corp	1,803,139

9,566	KCC Glass Corp	464,709

1,016	Kia Corp	62,987

11,805	KIWOOM Securities Co Ltd *	1,002,421

3,768	Korea Electric Terminal Co Ltd	183,589

11,000	Korea Petrochemical Ind Co Ltd *	1,573,447

112,397	Korea Real Estate Investment & Trust Co Ltd	205,782

453	Korea Zinc Co Ltd	207,764

471,484	KT&G Corp (a)	31,342,629

53,188	Kumho Petrochemical Co Ltd * (a)	7,175,627

29,200	LG Electronics Inc	3,048,373

3,229	LG Household & Health Care Ltd	2,562,029

29,475	Lotte Chemical Corp (a)	5,432,235

5,748	LOTTE Fine Chemical Co Ltd	382,389

14,735	LX Semicon Co Ltd	1,415,341

46,040	POSCO	10,954,009

11,419	PSK Inc	455,603

699	Samsung C&T Corp	64,557

682	Samsung Electro-Mechanics Co Ltd	95,349

1,046,166	Samsung Electronics Co Ltd	63,035,034

6,416	Samsung Electronics Co Ltd GDR	9,625,149

36,021	Samsung Engineering Co Ltd *	703,672

4,940	Samsung SDS Co Ltd	579,947

3,126	Samwha Capacitor Co Ltd	147,978

26,858	SD Biosensor Inc	1,224,499

8,234	Sebang Global Battery Co Ltd	439,760

234,687	Shinhan Financial Group Co Ltd	7,635,716

65,367	SL Corp *	1,303,040

15,184	SM Entertainment Co Ltd	949,455

3,405	SNT Motiv Co Ltd	123,115

7,635	TES Co Ltd	162,958

7,294	TY Holdings Co Ltd *	166,300

1,271,127	Woori Financial Group Inc	15,204,707

132,733	Woori Technology Investment Co Ltd * (a)	950,643

6,673	Youlchon Chemical Co Ltd	133,314

	Total South Korea	236,205,367

	Sri Lanka — 0.1%

103,983,101	Anilana Hotels & Properties Ltd * (d)	712,685

	Taiwan — 23.5%

85,532	Acter Group Corp Ltd	675,274

1,031,035	Advantech Co Ltd	13,577,192

1,697,689	Asustek Computer Inc	22,647,976

386,000	Aten International Co Ltd	1,116,285

28	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Taiwan — continued

115,200	Aurora Corp	378,122

9,050,000	Catcher Technology Co Ltd	46,451,930

9,418,153	Cathay Financial Holding Co Ltd	21,177,993

1,524,808	Chailease Holding Co Ltd	13,838,410

79,000	Chicony Electronics Co Ltd	254,117

546,000	Chong Hong Construction Co Ltd	1,491,808

237,000	Chunghwa Telecom Co Ltd	1,053,374

1,581,400	Coretronic Corp	4,052,655

236,000	Delta Electronics Inc	2,103,257

92,000	Elan Microelectronics Corp	546,392

137,000	Elite Material Co Ltd	1,343,457

1,247,000	Farglory Land Development Co Ltd	2,728,193

474,000	First Financial Holding Co Ltd	436,430

686,000	FIT Hon Teng Ltd *	124,417

2,795,000	FLEXium Interconnect Inc *	9,541,094

1,253,000	Formosa Plastics Corp	4,731,347

1,879,778	Foxconn Technology Co Ltd	4,326,783

40,000	Foxsemicon Integrated Technology Inc	314,062

15,428,419	Fubon Financial Holding Co Ltd	41,657,719

115,000	Gamania Digital Entertainment Co Ltd	261,539

1,720,000	Grand Pacific Petrochemical	1,764,158

10,000	Grand Plastic Technology Corp	114,931

163,000	HannStar Display Corp	94,012

176,000	Holtek Semiconductor Inc	687,603

9,265,532	Hon Hai Precision Industry Co Ltd	34,417,356

1,304,000	Huaku Development Co Ltd	4,233,140

1,270,806	IEI Integration Corp	2,116,807

149,000	International Games System Co Ltd	3,682,757

266,000	King’s Town Bank Co Ltd	384,356

243,000	Kung Long Batteries Industrial Co Ltd	1,189,938

94,000	Largan Precision Co Ltd	6,831,244

1,472,000	Lite-On Technology Corp	3,619,470

26,000	MediaTek Inc	1,027,411

1,551,000	Micro-Star International Co Ltd	8,742,640

405,000	Mitac Holdings Corp	489,580

1,882,000	Nan Ya Plastics Corp	5,935,828

1,013,000	Nantex Industry Co Ltd	2,698,372

249,810	Novatek Microelectronics Corp	4,141,466

220,000	Pegatron Corp	545,282

521,000	Phison Electronics Corp	9,639,610

433,000	Powertech Technology Inc	1,468,710

7,377,870	Radiant Opto-Electronics Corp	26,677,106

114,000	Shanghai Commercial & Savings Bank Ltd (The)	187,786

634,000	Shinkong Insurance Co Ltd	1,079,434

348,468	Simplo Technology Co Ltd	3,910,418

487,000	SinoPac Financial Holdings Co Ltd	299,048

1,649,250	Syncmold Enterprise Corp	4,019,685

96,024	Tah Hsin Industrial Corp *	288,753

2,890,000	Taiwan Cement Corp	4,906,130

Shares	Description	Value ($)

	Taiwan — continued

4,813,000	Taiwan Semiconductor Manufacturing Co Ltd	103,477,364

46,610	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,987,736

201,000	Test Research Inc	451,002

27,000	Thinking Electronic Industrial Co Ltd	135,766

827,000	Transcend Information Inc	2,097,513

719,160	Tripod Technology Corp	3,297,232

72,000	Tung Ho Steel Enterprise Corp	181,355

17,000	TXC Corp	59,424

675,224	United Integrated Services Co Ltd	4,274,739

742,000	Universal Inc	1,068,700

86,000	Vanguard International Semiconductor Corp	390,299

84,000	Visual Photonics Epitaxy Co Ltd	341,693

303,000	Walsin Technology Corp *	1,604,933

4,000	Yageo Corp	65,627

121,000	Yulon Nissan Motor Co Ltd	1,074,753

262,000	Zeng Hsing Industrial Co Ltd	1,345,063

	Total Taiwan	454,876,056

	Thailand — 0.5%

627,000	CP ALL Pcl (Foreign Registered)	1,309,938

308,700	Delta Electronics Thailand Pcl (Foreign Registered)	3,816,826

334,000	Kasikornbank Pcl (Foreign Registered)	1,679,773

2,857,500	Pruksa Holding Pcl (Foreign Registered)	1,259,781

330,000	SPCG Pcl	180,055

1,583,475	Supalai Pcl (Foreign Registered)	1,066,419

	Total Thailand	9,312,792

	Turkey — 0.8%

17,487,043	Akbank TAS	8,925,871

119,119	Arcelik AS	476,627

461,063	Enerjisa Enerji AS	442,178

4,849,630	Turkiye Garanti Bankasi AS	3,886,816

7,105,358	Yapi ve Kredi Bankasi AS	1,835,234

	Total Turkey	15,566,726

	United Arab Emirates — 0.0%

118,400	Dubai Islamic Bank PJSC	196,771

	United Kingdom — 0.6%

241,625	Unilever Plc	12,137,300

	Vietnam — 0.0%

15	Hoa Phat Group JSC	31

213,700	Pha Lai Thermal Power JSC	209,424

	Total Vietnam	209,455

	TOTAL COMMON STOCKS (COST $2,022,736,268)	1,759,524,828

See accompanying notes to the financial statements.	29

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — 5.4%

	Brazil — 2.6%

118,200	Bradespar SA	680,389

1,570,900	Cia Energetica de Minas Gerais	3,860,123

752,200	Cia Energetica de Minas Gerais Sponsored ADR	1,895,544

5,644,400	Cia Paranaense de Energia – Class B	7,542,008

594,500	Gerdau SA	2,948,610

76,600	Metalurgica Gerdau SA	153,951

4,211,100	Petroleo Brasileiro SA	27,681,483

385,900	Petroleo Brasileiro SA Sponsored ADR	5,051,431

174,800	Usinas Siderurgicas de Minas Gerais SA Usiminas – Class A	494,117

	Total Brazil	50,307,656

	Chile — 0.0%

5,900	Sociedad Quimica y Minera de Chile SA Sponsored ADR	390,462

	Colombia — 0.0%

2,217,585	Grupo Aval Acciones y Valores SA	597,063

	Russia — 1.2%

194,570	Nizhnekamskneftekhim PJSC	111,766

79,676,700	Surgutneftegas PJSC	22,414,272

869	Transneft PJSC	1,073,858

	Total Russia	23,599,896

	South Korea — 1.5%

531,957	Samsung Electronics Co Ltd	29,399,925

	Taiwan — 0.1%

256,798	Chailease Holding Co Ltd	934,594

	TOTAL PREFERRED STOCKS (COST $113,313,946)	105,229,596

Shares / Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 1.5%

	United States — 1.5%

509,860	iShares Core MSCI Emerging Markets ETF	29,179,288

	TOTAL INVESTMENT FUNDS (COST $30,380,692)	29,179,288

	DEBT OBLIGATIONS — 0.4%

	United States — 0.4%

8,157,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 04/30/23 (g)	8,159,722

	TOTAL DEBT OBLIGATIONS (COST $8,159,232)	8,159,722

	SHORT-TERM INVESTMENTS — 1.6%

	Money Market Funds — 0.5%

8,529,314	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (h)	8,529,314

	Total Money Market Funds	8,529,314

	U.S. Government — 1.1%

4,800,000	U.S. Treasury Bill, 0.60%, due 08/04/22 (g) (i)	4,787,645

11,200,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (i)	11,166,327

6,000,000	U.S. Treasury Bill, 0.66%, due 08/25/22 (i)	5,980,894

	Total U.S. Government	21,934,866

	TOTAL SHORT-TERM INVESTMENTS (COST $30,459,840)	30,464,180

	TOTAL INVESTMENTS — 99.9% (Cost $2,205,049,978)	1,932,557,614

	Other Assets and Liabilities (net) — 0.1%	2,174,774

	TOTAL NET ASSETS — 100.0%	$1,934,732,388

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 2,563	Mini MSCI Emerging Markets	March 2022	$150,640,325	$(6,332,907)

Sales 1,238	SGX Nifty 50	March 2022	$41,748,726	$840,989

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

30	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	Affiliated company (Note 10).
(e)	Securities are traded on separate exchanges for the same entity.
(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	The rate disclosed is the 7 day net yield as of February 28, 2022.
(i)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

See accompanying notes to the financial statements.	31

GMO International Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class II shares of GMO International Equity Fund returned +5.00% (net) for the fiscal year ended February 28, 2022, as compared with +2.83% for the MSCI EAFE Index.

The environment saw a shift to tailwinds for Value, with strong performance from our valuation-oriented models. The magnitude of the favorable conditions for Value is illustrated by the 3.5% outperformance of the MSCI EAFE Value Index when compared to the MSCI EAFE Index for the fiscal year ended February 28, 2022.

Areas of notable positive stock selection included areas which had been challenging in the prior year, Japan, the Netherlands, Industrials, Consumer Discretionary, and Health Care. Stock selection was also strong in Communication Services. Top contributors included overweight positioning in Norsk Hydro (Norway Materials), British American Tobacco (UK Consumer Staples), DBS Group (Singapore Financials), and Mercedes-Benz Group (Germany Consumer Discretionary). Underweight positioning toward SoftBank Group (Japan Communication Services) also added value.

The UK was a challenging area for stock selection, along with value lost from names not held and underweight positioning toward Energy. Top detractors included underweight positioning in Nestle (Switzerland Consumer Staples), Royal Dutch Shell (UK Energy), and Novo Nordisk (Denmark Health Care). Overweights toward Fortescue Metals (Australia Materials) and WH Group (Hong Kong Consumer Staples) also detracted from performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

32

GMO International Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Fund Class II Shares and the MSCI EAFE Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class II, III, IV and I the gross expense ratio of 0.76%, 0.69%, 0.63% and 0.86%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.73%, 0.66%, 0.60% and 0.83% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

33

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	99.6%
Short-Term Investments	4.1
Preferred Stocks	0.3
Other	(4.0)

100.0%

Country/Region Summary¤	% of Investments
Japan	26.9%
United Kingdom	16.6
France	9.3
Netherlands	7.2
Germany	6.5
Switzerland	6.3
Spain	4.5
Singapore	4.4
Norway	4.3
Australia	3.8
Italy	3.4
Hong Kong	2.3
Belgium	1.7
Other Developed	1.7 ‡
Ireland	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	14.9%
Pharmaceuticals, Biotechnology & Life Sciences	12.5
Banks	11.0
Materials	10.4
Food, Beverage & Tobacco	9.1
Telecommunication Services	7.2
Consumer Durables & Apparel	4.8
Automobiles & Components	4.5
Food & Staples Retailing	3.5
Retailing	3.4
Diversified Financials	3.3
Technology Hardware & Equipment	3.1
Commercial & Professional Services	2.3
Insurance	2.2
Energy	1.8
Software & Services	1.7
Transportation	1.4
Media & Entertainment	1.1
Semiconductors & Semiconductor Equipment	0.9
Real Estate	0.5
Utilities	0.3
Health Care Equipment & Services	0.1
Consumer Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

34

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 99.6%

	Australia — 3.8%

718,948	BlueScope Steel Ltd	10,646,077

240,493	GrainCorp Ltd – Class A	1,470,938

89,611	Pact Group Holdings Ltd	168,926

680,833	Rio Tinto Ltd	58,713,001

443,950	Sandfire Resources Ltd	2,188,645

	Total Australia	73,187,587

	Belgium — 1.7%

91,042	AGFA-Gevaert NV *	369,139

52,409	Bekaert SA	2,280,234

205,428	KBC Group NV	14,800,457

131,018	UCB SA	14,298,875

	Total Belgium	31,748,705

	Denmark — 0.1%

9,627	Per Aarsleff Holding A/S	380,382

6,561	Schouw & Co A/S	572,056

	Total Denmark	952,438

	Finland — 0.5%

301,836	Kesko Oyj – B Shares	8,882,942

103,849	Outokumpu Oyj *	612,149

	Total Finland	9,495,091

	France — 9.3%

12,756	Alten SA	1,925,872

31,964	APERAM SA	1,789,734

675,997	BNP Paribas SA	39,224,402

3,116	Christian Dior SE	2,206,636

658,289	Cie de Saint-Gobain	40,817,260

165,498	Derichebourg SA	1,719,459

36,691	Ipsen SA	4,269,350

55,260	IPSOS	2,633,566

121,054	Metropole Television SA	2,399,416

71,988	Publicis Groupe SA	4,777,535

240,552	Sanofi	25,145,502

138,341	Schneider Electric SE	21,434,014

21,273	Societe BIC SA	1,122,513

691,458	Societe Generale SA	19,552,726

87,400	STMicroelectronics NV – NY Shares	3,698,768

263,720	Television Francaise 1	2,603,272

14,633	TotalEnergies SE	751,510

	Total France	176,071,535

	Germany — 6.2%

96,472	ADVA Optical Networking SE *	1,633,355

175,446	Bayerische Motoren Werke AG	16,896,708

Shares	Description	Value ($)

	Germany — continued

526,733	Daimler AG (Registered)	41,148,106

219,578	Deutsche Post AG (Registered)	11,036,473

3,109	Hornbach Holding AG & Co KGaA	407,233

5,326	Indus Holding AG	189,949

465,117	Kloeckner & Co SE *	6,292,259

133,921	Merck KGaA	26,562,891

36,288	RTL Group SA	2,022,036

49,805	Traton SE	1,017,237

39,746	Volkswagen AG	10,279,876

	Total Germany	117,486,123

	Hong Kong — 2.3%

214,900	ASM Pacific Technology Ltd	2,357,671

1,229,487	Champion (REIT)	557,534

711,712	Chow Tai Fook Jewellery Group Ltd *	1,477,897

209,000	CK Asset Holdings Ltd	1,320,053

608,400	Dah Sing Banking Group Ltd	550,840

229,269	Dah Sing Financial Holdings Ltd	742,462

3,995,207	Esprit Holdings Ltd *	455,804

3,817,585	IGG Inc	2,286,398

485,901	Johnson Electric Holdings Ltd	809,087

297,640	Kerry Logistics Network Ltd	722,160

420,326	Luk Fook Holdings International Ltd	1,116,687

1,232,331	Pacific Textiles Holdings Ltd	597,868

1,301,023	Shun Tak Holdings Ltd *	332,485

359,526	SmarTone Telecommunications Holdings Ltd	205,079

84,500	Sun Hung Kai Properties Ltd	982,378

280,000	Techtronic Industries Co Ltd	4,691,696

313,588	Television Broadcasts Ltd *	205,045

1,016,000	VSTECS Holdings Ltd	1,044,551

325,800	VTech Holdings Ltd	2,678,458

29,823,015	WH Group Ltd	20,827,666

	Total Hong Kong	43,961,819

	Ireland — 1.1%

145,807	AIB Group Plc *	384,679

835,871	Bank of Ireland Group Plc *	5,546,210

173,452	CRH Plc Sponsored ADR	7,786,260

99,674	Glanbia Plc	1,395,340

49,019	Kingspan Group Plc	4,787,304

19,058	Smurfit Kappa Group Plc	945,699

	Total Ireland	20,845,492

	Italy — 3.3%

339,828	Anima Holding SPA	1,606,408

92,082	Banca IFIS SPA	1,943,329

774,212	Banco BPM SPA	2,656,505

90,779	De’ Longhi SPA	2,880,553

101,444	Esprinet SPA	1,264,854

340,051	EXOR NV	25,764,169

See accompanying notes to the financial statements.	35

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Italy — continued

605,347	Italgas SPA	3,907,522

36,751	La Doria SPA	677,411

137,441	OVS SPA *	346,744

753,770	Poste Italiane SPA	8,645,376

2,362	Sesa SPA	377,369

421,929	Stellantis NV	7,667,242

97,344	Unieuro SPA	1,927,204

805,018	Unipol Gruppo SPA	4,084,726

	Total Italy	63,749,412

	Japan — 26.9%

133,500	AGC Inc	5,922,399

8,600	Aisin Corp	313,249

63,520	AOKI Holdings Inc	331,417

1,842,015	Asahi Kasei Corp	17,286,992

1,670,584	Astellas Pharma Inc	27,872,385

491,396	Brother Industries Ltd	8,943,841

952,700	Canon Inc	22,419,835

31,300	Canon Inc Sponsored ADR	739,619

39,584	Cawachi Ltd	845,340

17,400	Dai Nippon Printing Co Ltd	454,222

203,500	Daiwa House Industry Co Ltd	5,771,315

281,090	Daiwabo Holdings Co Ltd	4,351,094

70,574	Dexerials Corp	2,014,976

53,748	Doutor Nichires Holdings Co Ltd	757,838

84,354	FUJIFILM Holdings Corp	5,361,888

193,832	Fujitsu Ltd	28,160,684

20,606	Fuyo General Lease Co Ltd	1,349,810

90,436	Geo Holdings Corp	1,194,460

17,653	Gunze Ltd	606,433

415,204	Hitachi Ltd	20,532,958

86,000	Hitachi Zosen Corp	596,129

1,520,454	ITOCHU Corp	49,549,467

2,088,704	Japan Tobacco Inc	38,413,687

127,244	Kanematsu Corp	1,553,494

1,464,196	KDDI Corp	47,646,754

41,993	Komeri Co Ltd	1,032,533

495,500	Konica Minolta Inc	2,099,233

1,849,000	Marubeni Corp	19,408,281

110,757	MCJ Co Ltd	969,707

130,800	Mitsubishi Corp	4,397,977

2,654,818	Mitsubishi UFJ Financial Group Inc	16,297,884

869,938	Mitsui & Co Ltd	21,689,907

39,684	Modec Inc	405,901

24,600	MS&AD Insurance Group Holdings Inc	832,383

145,633	NEC Networks & System Integration Corp	2,239,189

97,126	Nichias Corp	2,200,224

29,500	Nippo Corp	1,020,662

59,031	Nippon Signal Co Ltd	447,084

1,664,995	Nippon Telegraph & Telephone Corp	47,853,435

Shares	Description	Value ($)

	Japan — continued

85,066	Okinawa Electric Power Co (The)	1,071,132

621,486	Panasonic Corp	6,490,369

82,324	Press Kogyo Co Ltd	267,962

63,219	Prima Meat Packers Ltd	1,334,512

29,783	San-A Co Ltd	1,105,845

196,800	Seiko Epson Corp	3,026,869

65,495	Seiko Holdings Corp	1,368,712

347,112	Sekisui Chemical Co Ltd	5,684,288

500,300	Sekisui House Ltd	10,200,161

541,781	Sojitz Corp	8,948,642

5,480,141	Sumitomo Chemical Co Ltd	26,163,446

103,300	Sumitomo Forestry Co Ltd	1,991,986

56,838	T-Gaia Corp	859,624

17,500	Tokyo Electron Ltd	8,588,605

26,977	Tokyo Seimitsu Co Ltd	1,123,250

130,975	Tokyu Construction Co Ltd	811,811

61,128	Towa Pharmaceutical Co Ltd	1,584,072

313,455	Toyota Tsusho Corp	13,013,084

24,269	TPR Co Ltd	293,742

93,669	Valor Holdings Co Ltd	1,814,092

20,256	Warabeya Nichiyo Holdings Co Ltd	322,497

21,608	Yahagi Construction Co Ltd	147,212

88,800	Yamaha Motor Co Ltd	1,996,190

	Total Japan	512,092,789

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	18

	Netherlands — 7.2%

122,142	ABN AMRO Bank NV CVA	1,625,370

5,425	ASM International NV	1,752,098

1,334,173	Koninklijke Ahold Delhaize NV	41,042,152

447,980	NN Group NV	21,500,747

1,951,492	PostNL NV	7,845,943

463,527	Randstad NV	31,588,751

438,438	Signify NV	22,427,762

91,817	Wolters Kluwer NV	9,355,210

	Total Netherlands	137,138,033

	Norway — 4.3%

347,227	BW LPG Ltd	2,069,199

848,514	Equinor ASA	26,673,457

247,910	Europris ASA	1,581,373

85,867	Kongsberg Gruppen ASA	3,028,451

5,017,065	Norsk Hydro ASA	47,642,477

23,112	SpareBank 1 SMN	381,924

	Total Norway	81,376,881

	Portugal — 0.7%

252,529	CTT – Correios de Portugal SA	1,223,276

36	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Portugal — continued

77,389	Galp Energia SGPS SA	856,643

365,144	Jeronimo Martins SGPS SA	7,960,755

557,521	REN – Redes Energeticas Nacionais SGPS SA	1,617,524

2,270,049	Sonae SGPS SA	2,470,885

	Total Portugal	14,129,083

	Singapore — 4.4%

1,902,325	DBS Group Holdings Ltd	47,824,702

247,987	Jardine Cycle & Carriage Ltd	4,005,142

376,400	Keppel Corp Ltd	1,675,715

428,300	Sheng Siong Group Ltd	481,185

7,075	Venture Corp Ltd	92,289

4,356,239	Wilmar International Ltd	14,157,918

15,668,822	Yangzijiang Shipbuilding Holdings Ltd	16,028,429

	Total Singapore	84,265,380

	Spain — 4.5%

1,137,752	Acerinox SA	14,465,033

6,810,698	Banco Bilbao Vizcaya Argentaria SA	40,412,803

12,815,220	Banco de Sabadell SA *	11,080,989

1,436,465	Banco Santander SA	4,783,450

53,967	Ebro Foods SA	999,684

12,544	Grupo Catalana Occidente SA	404,350

340,338	Industria de Diseno Textil SA	8,877,977

318,625	Mediaset Espana Comunicacion SA *	1,634,558

2,601,025	Unicaja Banco SA	2,452,260

	Total Spain	85,111,104

	Sweden — 0.4%

71,460	Investor AB – A Shares	1,580,158

22,946	Skanska AB – B Shares	519,343

444,542	SSAB AB – A Shares *	2,782,002

128,541	Svenska Cellulosa AB SCA – Class B	2,097,216

	Total Sweden	6,978,719

	Switzerland — 6.3%

44,851	Ascom Holding AG (Registered) *	508,938

16,292	Cie Financiere Richemont SA – Class A (Registered)	2,181,605

209	Forbo Holding AG (Registered)	357,391

458,695	Novartis AG (Registered)	40,315,345

18,200	Novartis AG Sponsored ADR	1,591,772

184,431	Roche Holding AG – Genusschein	69,850,164

271,818	UBS Group AG (Registered)	5,000,573

3,995	Zehnder Group AG – Class RG	345,537

	Total Switzerland	120,151,325

	United Kingdom — 16.6%

989,014	3i Group Plc	17,618,413

371,516	Aviva Plc	2,081,744

Shares	Description	Value ($)

	United Kingdom — continued

2,544,534	Barratt Developments Plc	20,725,776

225,078	Bellway Plc	8,657,524

102,700	BP Plc Sponsored ADR	2,999,867

1,060,578	British American Tobacco Plc	46,481,835

342,858	British American Tobacco Plc Sponsored ADR	15,168,038

16,803,094	BT Group Plc	41,925,279

552,067	Coca-Cola HBC AG *	14,026,111

83,864	Crest Nicholson Holdings Plc	344,200

146,391	Electrocomponents Plc	1,931,080

1,117,494	Ferrexpo Plc	2,534,741

233,017	Galliford Try Holdings Plc	537,559

1,249,137	GlaxoSmithKline Plc	26,049,668

94,648	Grafton Group Plc	1,359,158

103,137	Halfords Group Plc	383,219

805,249	Imperial Brands Plc	17,607,785

399,418	Investec Plc	2,166,319

393,221	ITV Plc *	579,351

90,823	JD Sports Fashion Plc	182,703

4,299,779	Kingfisher Plc	17,540,325

1,197,862	Legal & General Group Plc	4,429,008

197,108	M&G Plc	542,614

292,502	Next Plc	26,782,177

618,618	Persimmon Plc	19,909,311

193,872	Plus500 Ltd	3,617,655

227,539	Reach Plc	695,024

542,563	Redrow Plc	4,136,233

1,265,202	Royal Mail Plc	6,649,338

24,954	Schroders Plc	1,021,569

529,538	Spirent Communications Plc	1,732,618

254,542	Vesuvius Plc	1,352,416

142,984	Vistry Group Plc	1,923,255

97,139	WPP Plc	1,366,249

	Total United Kingdom	315,058,162

	TOTAL COMMON STOCKS (COST $1,911,077,689)	1,893,799,696

	PREFERRED STOCKS (b) — 0.3%

	Germany — 0.3%

64,652	Bayerische Motoren Werke AG	5,228,278

18,328	Draegerwerk AG & Co KGaA	1,038,328

	Total Germany	6,266,606

	TOTAL PREFERRED STOCKS (COST $6,656,610)	6,266,606

See accompanying notes to the financial statements.	37

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.1%

	Money Market Funds — 0.2%

4,093,174	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	4,093,174

	U.S. Government — 3.9%

200,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (d)	199,528

7,000,000	U.S. Treasury Bill, 0.63%, due 08/11/22 (d)	6,980,183

13,800,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (d)	13,758,511

12,100,000	U.S. Treasury Bill, 0.73%, due 11/03/22 (d) (e)	12,040,433

14,450,000	U.S. Treasury Bill, 0.63%, due 12/01/22 (d)	14,381,287

26,900,000	U.S. Treasury Bill, 0.90%, due 12/29/22 (d) (e)	26,699,629

	Total U.S. Government	74,059,571

	TOTAL SHORT-TERM INVESTMENTS (COST $78,340,717)	78,152,745

	TOTAL INVESTMENTS — 104.0% (Cost $1,996,075,016)	1,978,219,047

	Other Assets and Liabilities (net) — (4.0%)	(76,468,678)

	TOTAL NET ASSETS — 100.0%	$1,901,750,369

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(d)	The rate shown represents yield-to-maturity.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

38	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Usonian Japan Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class VI shares of GMO-Usonian Japan Value Creation Fund returned -1.45% (net) for the fiscal year ended February 28, 2022, as compared with -4.70% for TOPIX.

Japanese equities delivered a respectable return of 8.7% from March 2021 through year-end as measured by TOPIX in local currency terms but sold off early in 2022 driven by macro uncertainty giving back much of the previous gain. During the period, prime minister Kishida started his administration. The equity market is less sanguine toward the new prime minister relative to his predecessor due to Kishida’s dubious economic policy suggestion, a “new form of capitalism,” which has an extraordinary focus on wealth inequality.

Due to weakness in the yen, Japan equity returns were lower in U.S. dollar terms than in local currency terms. Despite higher real yields in Japan, the U.S. dollar appreciated against the yen by over 8% in the fiscal year, likely due to moves by the Federal Reserve to reduce monetary stimulus while the Bank of Japan stayed highly accommodative. GMO’s Asset Allocation team views the yen as the most attractively valued developed market currency relative to the U.S. dollar.

From a style factor perspective, value stocks jumped to a big lead in the first quarter of fiscal year 2022. For the full year, the MSCI Japan Value Index was up 10.8% versus the MSCI Japan Growth Index at -5.1% in local currency terms. Value’s outperformance was largely driven by large capitalization stocks as small cap value did not keep up (probably due to the mix of commodities exposure between the two ends of the capitalization spectrum). Small cap stocks, which the Fund favors, trailed large cap during the year, with the MSCI Japan Small Cap Index up 1.9% vs. the MSCI Japan Large Cap Index, which gained 3.9%.

Relative to TOPIX, security selection within sectors contributed to returns this period. Selection results in Communication Services and Consumer Discretionary made the largest positive impact while Materials and Consumer Staples detracted. Sector allocation also contributed to returns. An overweight in Financials and underweight in Communication Services contributed to the returns, while an underweight in Consumer Discretionary and Information Technology detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

40

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO-Usonian Japan Value Creation Fund Class VI Shares and the Tokyo Stock Price Index (TR)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For Class III, VI and I the gross expense ratio of 0.88%, 0.79% and 0.98%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.65%, 0.56%, 0.75% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

41

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.9%
Short-Term Investments	4.8
Other	(0.7)

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	16.7%
Materials	12.2
Food, Beverage & Tobacco	10.6
Consumer Durables & Apparel	6.3
Commercial & Professional Services	6.2
Banks	6.1
Automobiles & Components	6.0
Insurance	5.6
Technology Hardware & Equipment	4.7
Semiconductors & Semiconductor Equipment	4.6
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Telecommunication Services	3.2
Retailing	3.2
Software & Services	3.0
Real Estate	2.6
Transportation	2.5
Diversified Financials	2.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

42

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 95.9%

	Automobiles & Components — 5.8%

170,300	Honda Motor Co Ltd	5,173,866

170,300	Stanley Electric Co Ltd	4,046,799

	Total Automobiles & Components	9,220,665

	Banks — 5.9%

153,100	Sumitomo Mitsui Financial Group Inc	5,429,271

111,600	Sumitomo Mitsui Trust Holdings Inc	3,965,372

	Total Banks	9,394,643

	Capital Goods — 16.0%

248,800	EXEO Group Inc	5,179,111

212,400	Fuji Corp	4,319,240

149,800	Kyudenko Corp	4,021,640

487,100	Penta-Ocean Construction Co Ltd	2,564,050

237,800	Takuma Co Ltd	3,022,147

114,600	THK Co Ltd	2,632,706

50,100	Toyota Industries Corp	3,810,660

	Total Capital Goods	25,549,554

	Commercial & Professional Services — 5.9%

56,600	Secom Co Ltd	4,157,065

267,600	Toppan Inc	5,272,873

	Total Commercial & Professional Services	9,429,938

	Consumer Durables & Apparel — 6.1%

260,500	Haseko Corp	3,325,258

153,000	Sega Sammy Holdings Inc	2,790,627

185,300	Sumitomo Forestry Co Ltd	3,573,234

	Total Consumer Durables & Apparel	9,689,119

	Diversified Financials — 2.3%

88,700	Zenkoku Hosho Co Ltd	3,730,061

	Food, Beverage & Tobacco — 10.2%

31,500	Ezaki Glico Co Ltd	1,074,602

246,300	Kirin Holdings Co Ltd	4,094,850

120,100	Morinaga & Co Ltd	3,907,562

123,500	NH Foods Ltd	4,635,291

260,300	Takara Holdings Inc	2,586,306

	Total Food, Beverage & Tobacco	16,298,611

	Insurance — 5.4%

114,100	MS&AD Insurance Group Holdings Inc	3,860,767

327,000	T&D Holdings Inc	4,749,176

	Total Insurance	8,609,943

	Materials — 11.7%

138,800	Denka Co Ltd	4,262,915

124,900	Maruichi Steel Tube Ltd	3,099,962

Shares	Description	Value ($)

	Materials — continued

325,500	Teijin Ltd	3,915,730

334,100	Tokai Carbon Co Ltd	3,206,782

267,700	Tosoh Corp	4,154,190

	Total Materials	18,639,579

	Pharmaceuticals, Biotechnology & Life Sciences — 4.0%

53,300	Sawai Group Holdings Co Ltd	2,118,285

152,500	Tsumura & Co	4,235,643

	Total Pharmaceuticals, Biotechnology & Life Sciences	6,353,928

	Real Estate — 2.4%

278,000	Aeon Mall Co Ltd	3,909,250

	Retailing — 3.0%

450,200	K’s Holdings Corp	4,878,364

	Semiconductors & Semiconductor Equipment — 4.4%

38,500	Rohm Co Ltd	3,070,513

95,000	Tokyo Seimitsu Co Ltd	3,955,546

	Total Semiconductors & Semiconductor Equipment	7,026,059

	Software & Services — 2.8%

105,600	NEC Corp	4,568,850

	Technology Hardware & Equipment — 4.5%

154,700	Amano Corp	3,032,816

273,800	Daiwabo Holdings Co Ltd	4,238,250

	Total Technology Hardware & Equipment	7,271,066

	Telecommunication Services — 3.1%

150,700	KDDI Corp	4,903,965

	Transportation — 2.4%

109,500	Sankyu Inc	3,796,677

	TOTAL COMMON STOCKS (COST $158,505,246)	153,270,272

	SHORT-TERM INVESTMENTS — 4.8%

	Money Market Funds — 4.8%

7,731,157	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	7,731,157

	TOTAL SHORT-TERM INVESTMENTS (COST $7,731,157)	7,731,157

	TOTAL INVESTMENTS — 100.7% (Cost $166,236,403)	161,001,429

	Other Assets and Liabilities (net) — (0.7%)	(1,187,161)

	TOTAL NET ASSETS — 100.0%	$159,814,268

See accompanying notes to the financial statements.	43

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

44	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class VI shares of GMO Quality Cyclicals Fund returned +10.22% (net) for the fiscal year ended February 28, 2022, as compared with +7.81% for the MSCI ACWI.

Relative to the MSCI ACWI, sector allocation contributed to returns this period. The Energy (overweight) and Communication Services (underweight) allocations made the largest positive impact while Consumer Discretionary (overweight) and Information Technology (underweight) detracted. Security selection within sectors contributed to returns. Selection results in Materials and Financials made the largest positive impact. Energy, Information Technology, and Industrials reduced returns. Stock selection within sectors mattered more than sector allocation.

The U.S./non-U.S. regional allocation made a negative contribution.

EOG Resources, Nutrien, and American Express made positive contributions while Lukoil, Neste, and Lyft had a negative impact.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

46

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund) Class VI Shares and the MSCI ACWI

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class VI and I the gross expense ratio of 0.60% and 0.79%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.40% and 0.59% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

47

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.1%
Preferred Stocks	2.5
Mutual Funds	0.3
Short-Term Investments	0.1
Other	0.0 ^

100.0%

Country/Region Summary¤	% of Investments
United States	50.1%
United Kingdom	10.8
France	8.1
Mexico	6.8
Canada	6.1
Spain	4.2
Brazil	3.3
Ireland	2.8
China	2.7
Germany	1.8
Finland	1.6
Hong Kong	1.1
Other Emerging	0.6 †

100.0%

Industry Group Summary	% of Equity Investments#
Consumer Durables & Apparel	12.7%
Energy	12.3
Consumer Services	11.6
Materials	11.1
Diversified Financials	9.1
Food, Beverage & Tobacco	6.6
Capital Goods	6.6
Banks	6.4
Transportation	5.2
Software & Services	4.1
Technology Hardware & Equipment	3.2
Retailing	3.1
Automobiles & Components	2.4
Insurance	2.4
Household & Personal Products	1.8
Media & Entertainment	1.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

48

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Brazil — 0.8%

58,551	Vale SA	1,086,336

	Canada — 6.1%

74,134	Brookfield Asset Management Inc – Class A	4,050,682

52,555	Nutrien Ltd	4,519,204

	Total Canada	8,569,886

	China — 2.7%

132,639	Alibaba Group Holding Ltd *	1,746,043

1,747	JD.com Inc – Class A *	62,402

36,702	Tencent Holdings Ltd	1,980,488

	Total China	3,788,933

	Finland — 1.6%

56,595	Neste Oyj	2,206,901

	France — 8.1%

4,032	Kering SA	2,796,730

5,143	LVMH Moet Hennessy Louis Vuitton SE	3,779,616

38,590	Safran SA	4,906,608

	Total France	11,482,954

	Germany — 1.8%

25,725	Beiersdorf AG	2,607,692

	Hong Kong — 1.1%

276,715	Galaxy Entertainment Group Ltd *	1,543,303

	Ireland — 2.8%

201,163	Ryanair Holdings Plc *	3,487,812

4,403	Ryanair Holdings Plc Sponsored ADR *	439,023

	Total Ireland	3,926,835

	Mexico — 6.8%

529,556	Fomento Economico Mexicano SAB de CV	4,255,116

1,046,718	Grupo Mexico SAB de CV – Series B	5,346,792

	Total Mexico	9,601,908

	Russia — 0.6%

33,541	LUKOIL PJSC Sponsored ADR	629,124

7,292	Novatek PJSC Sponsored GDR (Registered)	280,903

	Total Russia	910,027

	Spain — 4.2%

53,292	Amadeus IT Group SA *	3,516,025

95,941	Industria de Diseno Textil SA	2,502,694

	Total Spain	6,018,719

Shares	Description	Value ($)

	United Kingdom — 10.7%

48,313	Berkeley Group Holdings Plc	2,512,580

235,349	Compass Group Plc	5,319,606

96,374	Persimmon Plc	3,101,656

162,216	Shell Plc	4,277,764

	Total United Kingdom	15,211,606

	United States — 49.8%

25,215	American Express Co.	4,905,326

1,753	Booking Holdings, Inc. *	3,807,954

84,493	BorgWarner, Inc.	3,465,058

25,958	Chevron Corp.	3,737,952

70,145	Darling Ingredients, Inc. *	5,084,110

45,198	EOG Resources, Inc.	5,194,154

17,149	Global Payments, Inc.	2,287,334

29,857	Green Plains, Inc. *	977,518

30,487	Hasbro, Inc.	2,958,763

24,019	Hilton Worldwide Holdings, Inc. *	3,575,468

29,848	Intercontinental Exchange, Inc.	3,824,126

50,552	Las Vegas Sands Corp. *	2,166,659

86,637	Lyft, Inc. – Class A *	3,373,645

2,687	Markel Corp. *	3,339,699

42,480	Raytheon Technologies Corp.	4,362,696

77,957	Sensata Technologies Holding Plc *	4,514,490

79,962	US Bancorp	4,521,052

40,963	Verso Corp. – Class A	1,085,929

47,622	VF Corp.	2,763,028

83,933	Wells Fargo & Co.	4,479,504

	Total United States	70,424,465

	TOTAL COMMON STOCKS (COST $107,258,259)	137,379,565

	PREFERRED STOCKS (a) — 2.5%

	Brazil — 2.5%

618,456	Bradespar SA	3,559,990

	TOTAL PREFERRED STOCKS (COST $3,005,044)	3,559,990

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

86,818	GMO U.S. Treasury Fund	434,957

	TOTAL MUTUAL FUNDS (COST $436,694)	434,957

See accompanying notes to the financial statements.	49

GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

139,819	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01%, due 12/31/30 (b)	139,819

	TOTAL SHORT-TERM INVESTMENTS (COST $139,819)	139,819

	TOTAL INVESTMENTS — 100.0% (Cost $110,839,816)	141,514,331

	Other Assets and Liabilities (net) — 0.0%	31,872

	TOTAL NET ASSETS — 100.0%	$141,546,203

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

50	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Quality Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned +14.71% (net) for the fiscal year ended February 28, 2022, as compared with +16.39% for the S&P 500 Index.

Relative to the S&P 500, sector allocation had little impact this period. The Communication Services (underweight) and Information Technology (overweight) allocations helped returns while Energy (underweight) and Real Estate (underweight) reduced returns. Security selection within sectors made a negative contribution. Selection results in Financials and Communication Services helped returns. This was outweighed by stock selection within Information Technology and Industrials.

The allocation to non-U.S. stocks detracted from relative returns.

UnitedHealth, Wells Fargo, and Anthem made the largest positive impact while Alibaba, NVIDIA (underweight), and Medtronic detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

52

GMO Quality Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Quality Fund Class III Shares and the S&P 500 Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III, IV, VI, R6 and I the gross expense ratio of 0.50%, 0.46%, 0.41%, 0.50% and 0.60%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.48%, 0.44%, 0.39%, 0.48% and 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

53

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.9%
Short-Term Investments	0.8
Mutual Funds	0.1
Other	0.2

100.0%

Country/Region Summary¤	% of Investments
United States	79.1%
United Kingdom	4.7
France	3.8
Switzerland	3.7
Taiwan	3.5
Germany	3.0
China	1.6
Other Developed	0.6 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	20.8%
Health Care Equipment & Services	15.1
Semiconductors & Semiconductor Equipment	10.2
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Banks	7.6
Food, Beverage & Tobacco	7.1
Technology Hardware & Equipment	6.6
Retailing	5.3
Media & Entertainment	5.2
Capital Goods	4.9
Consumer Services	2.6
Household & Personal Products	2.1
Diversified Financials	2.0
Consumer Durables & Apparel	1.1
Transportation	0.6

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

54

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 98.9%

	Banks — 7.5%

5,591,596	US Bancorp	316,148,838

5,886,702	Wells Fargo & Co.	314,173,286

	Total Banks	630,322,124

	Capital Goods — 4.9%

616,928	Knorr-Bremse AG	54,388,382

1,605,931	Otis Worldwide Corp.	125,792,575

1,787,606	Safran SA	227,288,977

	Total Capital Goods	407,469,934

	Consumer Durables & Apparel — 1.0%

118,572	LVMH Moet Hennessy Louis Vuitton SE	87,139,149

	Consumer Services — 2.6%

9,434,458	Compass Group Plc	213,247,539

	Diversified Financials — 2.0%

856,481	American Express Co.	166,619,814

	Food, Beverage & Tobacco — 7.0%

5,882,990	Coca-Cola Co. (The)	366,157,298

487,515	Constellation Brands, Inc. – Class A	105,117,984

895,983	Nestle SA (Registered)	116,742,749

	Total Food, Beverage & Tobacco	588,018,031

	Health Care Equipment & Services — 14.9%

998,228	Abbott Laboratories	120,406,261

571,605	Anthem, Inc.	258,279,719

409,820	Cigna Corp.	97,447,000

1,903,008	Medtronic Plc	199,796,810

966,332	Quest Diagnostics, Inc.	126,850,402

931,785	UnitedHealth Group, Inc.	443,408,528

	Total Health Care Equipment & Services	1,246,188,720

	Household & Personal Products — 2.1%

3,453,296	Unilever Plc	173,465,864

	Media & Entertainment — 5.1%

103,175	Alphabet, Inc. – Class A *	278,690,119

698,488	Meta Platforms, Inc. – Class A *	147,401,923

	Total Media & Entertainment	426,092,042

	Pharmaceuticals, Biotechnology & Life Sciences — 8.7%

584,941	Eli Lilly & Co.	146,206,003

1,489,973	Johnson & Johnson	245,204,856

1,873,976	Merck & Co., Inc.	143,509,082

502,572	Roche Holding AG – Genusschein	190,340,762

	Total Pharmaceuticals, Biotechnology & Life Sciences	725,260,703

Shares	Description	Value ($)

	Retailing — 5.2%

10,376,132	Alibaba Group Holding Ltd *	136,590,092

30,143	Amazon.com, Inc. *	92,576,990

3,134,584	TJX Cos, Inc. (The)	207,196,002

	Total Retailing	436,363,084

	Semiconductors & Semiconductor Equipment — 10.1%

250,286	KLA Corp.	87,224,671

458,535	Lam Research Corp.	257,398,622

13,584,790	Taiwan Semiconductor Manufacturing Co Ltd	292,066,955

1,216,216	Texas Instruments, Inc.	206,744,558

	Total Semiconductors & Semiconductor Equipment	843,434,806

	Software & Services — 20.6%

775,902	Accenture Plc – Class A	245,200,550

238,832	Adobe, Inc. *	111,696,950

716,715	Amadeus IT Group SA *	47,286,416

613,059	Global Payments, Inc.	81,769,810

1,739,338	Microsoft Corp.	519,696,801

3,241,398	Oracle Corp.	246,249,006

538,936	salesforce.com, Inc. *	113,462,196

1,716,308	SAP SE	193,606,390

763,534	Visa, Inc. – Class A	165,014,968

	Total Software & Services	1,723,983,087

	Technology Hardware & Equipment — 6.6%

2,437,729	Apple, Inc.	402,517,813

2,642,408	Cisco Systems, Inc.	147,367,094

	Total Technology Hardware & Equipment	549,884,907

	Transportation — 0.6%

1,330,944	Lyft, Inc. – Class A *	51,826,959

	TOTAL COMMON STOCKS (COST $4,848,102,095)	8,269,316,763

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

1,155,359	GMO U.S. Treasury Fund	5,788,348

	TOTAL MUTUAL FUNDS (COST $5,776,758)	5,788,348

See accompanying notes to the financial statements.	55

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.1%

4,740,524	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	4,740,524

	U.S. Government — 0.7%

52,500,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (b)	52,342,160

14,400,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (b)	14,366,028

	Total U.S. Government	66,708,188

	TOTAL SHORT-TERM INVESTMENTS (COST $71,450,198)	71,448,712

	TOTAL INVESTMENTS — 99.8% (Cost $4,925,329,051)	8,346,553,823

	Other Assets and Liabilities (net) (net) — 0.2%	12,615,760

	TOTAL NET ASSETS — 100.0%	$8,359,169,583

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

56	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Resources Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class III shares of GMO Resources Fund returned 13.29% (net) for the fiscal year ended February 28, 2022, as compared with 30.66% for the MSCI ACWI Commodity Producers Index.

The Fund’s positioning in energy had a negative impact on relative results and led to the underperformance compared to the index. Fossil fuel companies outperformed other segments and the portfolio’s underweight position detracted from performance. The allocation to clean energy stocks also detracted, as these stocks posted losses and are not part of the benchmark.

The Fund outperformed in the industrial metals segment. Copper and lithium producers, which together make up over 10% of the portfolio, posted strong gains during the year. Diversified metals performed in line with the benchmark and had little impact.

Holdings in agriculture posted gains that did not keep pace with the other segments. The Fund’s overweight detracted from performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

58

GMO Resources Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Resources Fund Class III Shares, the MSCI ACWI Commodity Producers and the MSCI ACWI

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, IV, VI, R6 and I the gross expense ratio of 0.72%, 0.67%, 0.63%, 0.72% and 0.82%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.72%, 0.67%, 0.63% ,0.72% and 0.82% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

59

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	87.0%
Preferred Stocks	10.8
Short-Term Investments	1.7
Rights/Warrants	0.0 ^
Other	0.5

100.0%

Country/Region Summary¤	% of Equity Investments
United States	32.1%
Brazil	10.9
United Kingdom	10.3
Canada	9.1
Australia	6.5
Russia	5.3
Mexico	3.0
Other Developed	2.7 ‡
Norway	2.5
Portugal	2.5
Japan	2.4
Other Emerging	2.3 †
South Africa	2.1
Chile	1.9
China	1.6
India	1.5
Austria	1.1
Argentina	1.1
France	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Energy	55.9%
Industrial Metals	32.6
Agriculture	9.3
Water	2.1
Cash/Other	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

60

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 87.0%

	Argentina — 1.1%

2,471,654	Adecoagro SA *	23,629,012

	Australia — 6.3%

10,346,627	Beach Energy Ltd (a)	11,524,857

835,003	BHP Group Ltd	28,227,953

735,000	Clean TeQ Water Ltd *	324,495

4,111,507	Fortescue Metals Group Ltd	54,774,881

6,201,772	Jupiter Mines Ltd (a)	1,022,149

679,106	Mineral Resources Ltd	22,645,833

6,990,374	Perenti Global Ltd	3,894,578

3,175,967	Sandfire Resources Ltd	15,657,314

1,470,000	Sunrise Energy Metals Ltd *	1,936,735

	Total Australia	140,008,795

	Austria — 1.1%

518,984	OMV AG	24,705,443

	Brazil — 2.9%

1,914,800	Enauta Participacoes SA	6,419,665

2,829,057	Sao Martinho SA	21,870,239

639,220	SLC Agricola SA	5,430,327

479,200	Suzano SA	5,165,281

1,325,768	Vale SA	24,597,871

	Total Brazil	63,483,383

	Canada — 8.9%

850,200	Anaergia Inc * (a)	8,351,077

840,700	Birchcliff Energy Ltd	4,470,468

2,037,055	Canadian Solar Inc * (a)	64,493,161

574,000	Enerflex Ltd	3,545,893

1,201,900	First Quantum Minerals Ltd	35,246,251

1,617,600	Greenlane Renewables Inc * (a)	1,391,072

2,502,400	Ivanhoe Mines Ltd – Class A * (a)	25,468,213

1,614,188	Largo Inc *(a)	16,593,980

681,500	Li-Cycle Holdings Corp * (a)	5,295,255

380,200	Teck Resources Ltd – Class B	13,690,200

133,500	Tourmaline Oil Corp	5,266,272

647,000	Vermilion Energy Inc *	12,111,840

	Total Canada	195,923,682

	China — 1.5%

10,860,000	China High Speed Transmission Equipment Group Co Ltd * (a)	8,239,303

3,580,000	China Oilfield Services Ltd – Class H	4,081,187

6,040,000	China Water Affairs Group Ltd (a)	6,672,777

302,412	Sungrow Power Supply Co Ltd – Class A	5,861,241

5,568,800	Xinjiang Goldwind Science & Technology Co Ltd – Class H	9,111,560

	Total China	33,966,068

Shares	Description	Value ($)

	Denmark — 0.6%

422,758	Vestas Wind Systems A/S	13,632,548

	Finland — 0.5%

322,928	Kemira Oyj	4,270,375

176,452	Neste Oyj	6,880,679

	Total Finland	11,151,054

	France — 1.1%

248,275	Technip Energies NV *	2,816,435

499,966	Veolia Environnement SA	17,432,156

58,741	Vilmorin & Cie SA	3,037,893

	Total France	23,286,484

	Hungary — 0.8%

2,265,152	MOL Hungarian Oil & Gas Plc	17,668,865

	India — 1.5%

10,771,513	Oil & Natural Gas Corp Ltd	23,163,198

2,988,787	Oil India Ltd	8,966,608

	Total India	32,129,806

	Israel — 0.8%

82,915	Delek Group Ltd *	10,242,478

81,877	Equital Ltd *	3,271,885

6,800	Israel Corp Ltd (The) *	3,573,385

123,109	Naphtha Israel Petroleum Corp Ltd *	974,327

	Total Israel	18,062,075

	Japan — 2.3%

313,700	Ebara Corp	16,372,388

2,547,800	Inpex Corp	26,261,489

274,300	Mitsubishi Materials Corp	4,937,203

69,700	Nittetsu Mining Co Ltd	4,035,765

	Total Japan	51,606,845

	Mexico — 3.0%

12,766,940	Grupo Mexico SAB de CV – Series B	65,215,432

	Norway — 2.5%

1,566,749	Austevoll Seafood ASA	22,122,215

4,272,496	DNO ASA	5,420,254

862,810	Equinor ASA	27,122,859

	Total Norway	54,665,328

	Pakistan — 0.2%

4,324,845	Fauji Fertilizer Co Ltd	2,684,739

595,518	Pakistan Oilfields Ltd	1,251,955

	Total Pakistan	3,936,694

See accompanying notes to the financial statements.	61

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Poland — 0.6%

10,234,883	Polskie Gornictwo Naftowe i Gazownictwo SA	13,488,642

	Portugal — 2.5%

4,892,424	Galp Energia SGPS SA	54,155,742

	Russia — 4.1%

3,574,704	Gazprom Neft PJSC	11,657,284

14,145,410	Gazprom PJSC	22,591,342

248,399	LUKOIL PJSC Sponsored ADR	4,659,185

2,329,179	MMC Norilsk Nickel PJSC ADR	31,980,380

1,020,829	PhosAgro PJSC GDR (Registered)	6,245,328

601,778	Ros Agro Plc GDR (Registered)	2,655,067

3,476,399	Tatneft PJSC	10,091,089

	Total Russia	89,879,675

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd *(a)(b)	—

	South Africa — 2.0%

486,133	African Rainbow Minerals Ltd	8,676,593

717,668	Impala Platinum Holdings Ltd	13,689,074

331,180	Sasol Ltd *	7,598,905

3,229,353	Sibanye Stillwater Ltd	15,234,880

	Total South Africa	45,199,452

	South Korea — 0.3%

9,569	Korea Zinc Co Ltd	4,388,732

4,929	Young Poong Corp *	2,694,309

	Total South Korea	7,083,041

	Spain — 0.5%

770,669	Repsol SA	10,000,229

	Switzerland — 0.2%

2,706	Gurit Holding AG (a)	4,447,949

	Turkey — 0.2%

3,277,331	Koza Anadolu Metal Madencilik Isletmeleri AS *	4,648,556

	Ukraine — 0.2%

501,341	Kernel Holding SA	3,684,223

	United Kingdom — 10.0%

9,690,823	BP Plc	47,234,159

1,510,504	Central Asia Metals Plc	4,237,624

3,378,271	Ferrexpo Plc	7,662,719

13,972,891	Glencore Plc	82,160,676

1,945,479	John Wood Group Plc *	4,718,866

1,360,870	Petrofac Ltd *	1,953,767

2,763,641	Shell Plc	72,879,398

	Total United Kingdom	220,847,209

Shares	Description	Value ($)

	United States — 31.3%

946,517	Aemetis, Inc. *	12,134,348

379,400	AGCO Corp.	45,588,704

808,300	Ameresco, Inc. – Class A *	51,933,275

267,700	Baker Hughes Co.	7,865,026

89,500	California Resources Corp.	3,690,085

7,241,166	Clean Energy Fuels Corp. *	52,643,277

871,200	Darling Ingredients, Inc. *	63,144,576

58,800	Deere & Co.	21,169,176

802,882	Freeport-McMoRan, Inc.	37,695,310

927,524	GrafTech International Ltd.	9,349,442

460,300	Green Plains, Inc. *	15,070,222

20,695,301	Kosmos Energy Ltd. *	100,579,163

1,464,500	Livent Corp. * (a)	34,488,975

513,343	Montauk Renewables, Inc. *	5,307,967

518,821	Mosaic Co. (The)	27,201,785

209,100	Northern Oil and Gas, Inc.	5,244,228

102,600	PotlatchDeltic Corp. (REIT)	5,632,740

509,300	ProPetro Holding Corp. *	6,503,761

1,140,946	Renewable Energy Group, Inc. *	70,168,179

161,124	SolarEdge Technologies, Inc. *	51,466,228

2,174,966	Sunrun, Inc. *(a)	59,333,072

662,632	TechnipFMC Plc * (b)	4,539,029

	Total United States	690,748,568

	TOTAL COMMON STOCKS (COST $1,676,940,229)	1,917,254,800

	PREFERRED STOCKS (c) — 10.8%

	Brazil — 7.8%

16,217,518	Bradespar SA	93,352,157

11,952,381	Petroleo Brasileiro SA	78,568,457

	Total Brazil	171,920,614

	Chile — 1.8%

612,695	Sociedad Quimica y Minera de Chile SA Sponsored ADR	40,548,155

	Russia — 1.2%

20,237,584	Surgutneftegas PJSC	5,693,141

7,494,797	Tatneft PJSC	19,464,708

	Total Russia	25,157,849

	TOTAL PREFERRED STOCKS (COST $228,443,800)	237,626,618

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (a) (b)	2

	TOTAL RIGHTS/WARRANTS (COST $0)	2

62	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 0.2%

3,998,119	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	3,998,119

	Total Money Market Funds	3,998,119

	U.S. Government — 1.5%

2,700,000	U.S. Treasury Bill, 0.42%, due 08/11/22 (e)	2,692,356

30,000,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (e)	29,909,806

	Total U.S. Government	32,602,162

	TOTAL SHORT-TERM INVESTMENTS (COST $36,598,652)	36,600,281

	TOTAL INVESTMENTS — 99.5% (Cost $1,941,982,681)	2,191,481,701

	Other Assets and Liabilities (net) — 0.5%	12,070,211

	TOTAL NET ASSETS — 100.0%	$2,203,551,912

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

See accompanying notes to the financial statements.	63

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team and the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class III shares of GMO Tax-Managed International Equities Fund returned +4.77% (net) for the fiscal year ended February 28, 2022, as compared with +2.83% for the MSCI EAFE Index.

The environment saw a shift to tailwinds for Value, with strong performance from our valuation-oriented models. The magnitude of the favorable conditions for Value is illustrated by the 3.5% outperformance of the MSCI EAFE Value Index when compared to the MSCI EAFE Index for the fiscal year ended February 28, 2022.

Areas of notable positive stock selection included areas which had been challenging in the prior year such as emerging markets, the Netherlands, Industrials, Consumer Discretionary, and Health Care. Stock selection was also strong in Japan and Communication Services. Top contributors included overweight positioning in Norsk Hydro (Norway Materials), British American Tobacco (UK Consumer Staples), DBS Group (Singapore Financials), and Mercedes-Benz Group (Germany Consumer Discretionary). Underweight positioning toward SoftBank Group (Japan Communication Services) also added value.

The UK, Australia, and Italy were challenging areas for stock selection, along with value lost from names not held and underweight positioning toward Energy. Top detractors included underweight positioning in Nestle (Switzerland Consumer Staples), Royal Dutch Shell (UK Energy), and Novo Nordisk (Denmark Health Care). Overweights toward Fortescue Metals (Australia Materials) and WH Group (Hong Kong Consumer Staples) also detracted from performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

64

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Tax-Managed International Equities Fund Class III Shares, the MSCI EAFE Index and

the MSCI EAFE Index (After Tax)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III the gross expense ratio of 1.27% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Class listed above, the net expense ratio of 0.73% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

65

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.6%
Mutual Funds	3.1
Preferred Stocks	0.5
Short-Term Investments	0.3
Futures Contracts	(0.0)^
Other	(1.5)

100.0%

Country/Region Summary¤	% of Investments
Japan	23.0%
United Kingdom	13.4
France	8.5
Netherlands	7.1
Switzerland	6.1
Germany	6.0
Spain	4.0
Singapore	3.8
Norway	3.8
Australia	3.7
United States	3.1
Italy	2.9
Other Emerging	2.5 †
Other Developed	2.2 ‡
China	2.1
South Korea	2.0
Taiwan	1.6
Belgium	1.5
Turkey	1.0
Hong Kong	1.0
Euro Region	0.7 §

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	14.2%
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Banks	11.9
Materials	9.9
Food, Beverage & Tobacco	9.0
Telecommunication Services	7.2
Consumer Durables & Apparel	5.5
Automobiles & Components	5.0
Technology Hardware & Equipment	3.8
Diversified Financials	3.5
Food & Staples Retailing	3.2
Retailing	2.7
Commercial & Professional Services	2.3
Insurance	2.2
Software & Services	1.6
Energy	1.5
Semiconductors & Semiconductor Equipment	1.1
Transportation	1.1
Media & Entertainment	0.7
Utilities	0.4
Real Estate	0.3
Health Care Equipment & Services	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

66

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Australia — 3.7%

6,116	Accent Group Ltd	8,334

11,450	BlueScope Steel Ltd	169,550

11,267	Rio Tinto Ltd	971,632

6,480	Sandfire Resources Ltd	31,946

	Total Australia	1,181,462

	Belgium — 1.5%

245	Bekaert SA	10,659

3,256	KBC Group NV	234,585

2,171	UCB SA	236,936

	Total Belgium	482,180

	Brazil — 0.7%

21,800	Marfrig Global Foods SA	94,358

12,200	MRV Engenharia e Participacoes SA	28,041

34,600	TIM SA	91,776

	Total Brazil	214,175

	China — 2.2%

29,500	BAIC Motor Corp Ltd – Class H	10,307

104,000	Bank of Communications Co Ltd – Class H	71,295

22,000	China CITIC Bank Corp Ltd – Class H	10,338

20,000	China Everbright Bank Co Ltd – Class H	7,438

26,000	China Lesso Group Holdings Ltd	40,029

55,000	China Medical System Holdings Ltd	97,936

271,000	China Railway Group Ltd – Class H	159,119

40,500	China Resources Pharmaceutical Group Ltd	20,032

56,000	Dongfeng Motor Group Co Ltd – Class H	48,201

6,500	Kingboard Holdings Ltd	30,408

99,000	Metallurgical Corp of China Ltd – Class H	30,111

42,000	PICC Property & Casualty Co Ltd – Class H	44,335

32,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	57,943

3,200	Sinopharm Group Co Ltd – Class H	7,757

80,000	Skyworth Group Ltd *	45,194

16,000	Tianneng Power International Ltd	14,678

	Total China	695,121

	Denmark — 0.1%

1,228	Scandinavian Tobacco Group A/S	27,692

	Finland — 0.5%

4,887	Kesko Oyj – B Shares	143,823

	France — 8.7%

184	Alten SA	27,780

366	APERAM SA	20,493

10,927	BNP Paribas SA	634,034

49	Christian Dior SE	34,700

Shares	Description	Value ($)

	France — continued

10,706	Cie de Saint-Gobain	663,827

2,064	Derichebourg SA	21,444

728	Ipsen SA	84,710

385	Kaufman & Broad SA	13,983

1,376	Publicis Groupe SA	91,319

1,207	Quadient SA	22,067

3,850	Sanofi	402,450

2,209	Schneider Electric SE	342,254

373	Societe BIC SA	19,682

11,077	Societe Generale SA	313,230

1,200	STMicroelectronics NV – NY Shares	50,784

2,457	Television Francaise 1	24,254

	Total France	2,767,011

	Germany — 5.9%

3,155	Bayerische Motoren Werke AG	303,849

109	Daimler Truck Holding AG *	3,322

3,435	Deutsche Post AG (Registered)	172,650

6,248	Kloeckner & Co SE *	84,525

8,504	Mercedes-Benz Group AG	664,328

2,149	Merck KGaA	426,249

662	RTL Group SA	36,888

652	Volkswagen AG	168,633

	Total Germany	1,860,444

	Hong Kong — 1.0%

2,000	CK Asset Holdings Ltd	12,632

11,200	Dah Sing Banking Group Ltd	10,140

57,000	IGG Inc	34,138

4,000	Johnson Electric Holdings Ltd	6,661

5,300	VTech Holdings Ltd	43,572

319,500	WH Group Ltd	223,131

	Total Hong Kong	330,274

	Hungary — 0.1%

3,883	Magyar Telekom Telecommunications Plc	4,880

1,400	Richter Gedeon Nyrt	29,382

	Total Hungary	34,262

	India — 0.4%

1,169	Rajesh Exports Ltd	10,971

70,471	REC Ltd	114,935

	Total India	125,906

	Ireland — 0.8%

11,049	Bank of Ireland Group Plc *	73,313

1,600	CRH Plc	72,183

460	CRH Plc Sponsored ADR	20,649

933	Glanbia Plc	13,061

703	Kingspan Group Plc	68,657

See accompanying notes to the financial statements.	67

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Ireland — continued

359	Smurfit Kappa Group Plc	17,929

	Total Ireland	265,792

	Italy — 2.9%

3,234	Anima Holding SPA	15,287

3,466	Arnoldo Mondadori Editore SPA *	7,607

8,953	Banco BPM SPA	30,720

1,566	De’ Longhi SPA	49,691

1,005	Esprinet SPA	12,531

5,645	EXOR NV	427,697

11,377	Italgas SPA	73,439

411	Iveco Group NV *	3,431

5,535	OVS SPA *	13,964

11,199	Poste Italiane SPA	128,447

63	Sesa SPA	10,065

4,685	Stellantis NV	85,135

209	Telecom Italia SPA – RSP	87

545	Unieuro SPA	10,790

11,930	Unipol Gruppo SPA	60,534

	Total Italy	929,425

	Japan — 23.4%

2,000	AGC Inc	88,725

27,200	Asahi Kasei Corp	255,267

24,200	Astellas Pharma Inc	403,758

8,000	Brother Industries Ltd	145,607

15,700	Canon Inc	369,467

600	Daiwa House Industry Co Ltd	17,016

4,200	Daiwabo Holdings Co Ltd	65,013

1,200	Dexerials Corp	34,262

1,300	FUJIFILM Holdings Corp	82,633

3,100	Fujitsu Ltd	450,380

7,000	Hitachi Ltd	346,169

25,200	ITOCHU Corp	821,233

28,800	Japan Tobacco Inc	529,665

24,200	KDDI Corp	787,498

3,400	Konica Minolta Inc	14,404

29,400	Marubeni Corp	308,601

2,100	Mitsubishi Corp	70,610

30,900	Mitsubishi UFJ Financial Group Inc	189,695

14,300	Mitsui & Co Ltd	356,538

1,700	NEC Networks & System Integration Corp	26,138

1,000	Nichias Corp	22,653

400	Nippo Corp	13,840

26,900	Nippon Telegraph & Telephone Corp	773,130

9,200	Panasonic Corp	96,078

2,400	Seiko Epson Corp	36,913

4,800	Sekisui Chemical Co Ltd	78,605

7,600	Sekisui House Ltd	154,950

8,320	Sojitz Corp	137,422

Shares	Description	Value ($)

	Japan — continued

79,600	Sumitomo Chemical Co Ltd	380,029

900	Sumitomo Forestry Co Ltd	17,355

300	Tokyo Electron Ltd	147,233

4,900	Toyota Tsusho Corp	203,424

600	Yamaha Motor Co Ltd	13,488

	Total Japan	7,437,799

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (a)	2

	Netherlands — 7.2%

1,437	ABN AMRO Bank NV CVA	19,122

118	ASM International NV	38,110

21,842	Koninklijke Ahold Delhaize NV	671,909

7,403	NN Group NV	355,306

32,317	PostNL NV	129,930

7,727	Randstad NV	526,585

7,356	Signify NV	376,287

1,707	Stellantis NV	31,134

1,407	Wolters Kluwer NV	143,359

	Total Netherlands	2,291,742

	Norway — 3.9%

13,555	Equinor ASA	426,108

407	Kongsberg Gruppen ASA	14,355

80,625	Norsk Hydro ASA	765,622

1,503	SpareBank 1 Nord Norge	18,389

879	SpareBank 1 SR-Bank ASA	13,025

4,556	XXL ASA	6,162

	Total Norway	1,243,661

	Poland — 0.4%

233	Asseco Poland SA	4,106

2,677	Bank Polska Kasa Opieki SA	73,441

32,447	Polskie Gornictwo Naftowe i Gazownictwo SA	42,762

	Total Poland	120,309

	Portugal — 0.3%

422	Galp Energia SGPS SA	4,671

4,653	Jeronimo Martins SGPS SA	101,443

	Total Portugal	106,114

	Russia — 0.0%

833	QIWI Plc Sponsored ADR	2,842

9,800	Surgutneftegas PJSC	1,774

	Total Russia	4,616

	Singapore — 3.9%

30,299	DBS Group Holdings Ltd	761,721

1,100	Jardine Cycle & Carriage Ltd	17,766

68	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Singapore — continued

68,400	Wilmar International Ltd	222,302

223,700	Yangzijiang Shipbuilding Holdings Ltd	228,834

16,000	Yanlord Land Group Ltd	14,252

	Total Singapore	1,244,875

	South Africa — 0.2%

4,189	Aspen Pharmacare Holdings Ltd	54,873

11,423	Netcare Ltd	10,890

2,290	Truworths International Ltd	8,710

	Total South Africa	74,473

	South Korea — 1.9%

13,817	BNK Financial Group Inc	90,958

211	DB Insurance Co Ltd	10,863

4,624	DGB Financial Group Inc	36,601

615	E-MART Inc	67,068

1,634	Hankook Tire & Technology Co Ltd	48,143

24,449	Hanwha Life Insurance Co Ltd *	60,378

342	Kia Corp	21,202

2,484	KT&G Corp	165,128

606	LG Electronics Inc	63,264

447	LX Semicon Co Ltd	42,936

494	SL Corp *	9,848

	Total South Korea	616,389

	Spain — 4.1%

18,515	Acerinox SA	235,394

109,856	Banco Bilbao Vizcaya Argentaria SA	651,855

199,845	Banco de Sabadell SA *	172,801

20,955	Banco Santander SA	69,780

480	Ebro Foods SA	8,892

5,598	Industria de Diseno Textil SA	146,028

277	Mediaset Espana Comunicacion SA *	1,421

10,328	Unicaja Banco SA	9,737

	Total Spain	1,295,908

	Sweden — 0.6%

1,358	Investor AB – A Shares	30,029

736	JM AB	22,792

883	Skanska AB – B Shares	19,985

5,663	SSAB AB – A Shares *	35,440

4,049	Svenska Cellulosa AB SCA – Class B	66,061

	Total Sweden	174,307

	Switzerland — 6.2%

92	ALSO Holding AG (Registered) *	24,547

242	Cie Financiere Richemont SA – Class A (Registered)	32,405

7,002	Novartis AG (Registered)	615,416

700	Novartis AG Sponsored ADR	61,222

85	Roche Holding AG	35,480

Shares	Description	Value ($)

	Switzerland — continued

2,920	Roche Holding AG – Genusschein	1,105,901

4,493	UBS Group AG (Registered)	82,657

165	Vetropack Holding AG (Registered)	8,375

	Total Switzerland	1,966,003

	Taiwan — 1.6%

17,000	Asustek Computer Inc	226,788

18,000	Chipbond Technology Corp	44,789

34,000	Compal Electronics Inc	30,974

1,000	Phison Electronics Corp	18,502

75,000	Pou Chen Corp	86,491

7,800	Ruentex Industries Ltd	32,449

85,000	Yuanta Financial Holding Co Ltd	75,930

	Total Taiwan	515,923

	Thailand — 0.6%

93,200	AP Thailand Pcl NVDR	30,295

120,900	Krung Thai Bank Pcl NVDR	52,014

649,600	Sansiri Pcl NVDR	24,604

126,800	Thai Union Group Pcl NVDR	79,301

	Total Thailand	186,214

	Turkey — 1.1%

21,851	Arcelik AS	87,432

3,483	Dogus Otomotiv Servis ve Ticaret AS	11,817

1,377	Ford Otomotiv Sanayi AS	26,841

76,811	Haci Omer Sabanci Holding AS	86,394

8,376	Tofas Turk Otomobil Fabrikasi AS	48,667

90,406	Turkiye Garanti Bankasi AS	72,458

	Total Turkey	333,609

	United Kingdom — 13.7%

16,122	3i Group Plc	287,199

5,147	Aviva Plc	28,841

40,982	Barratt Developments Plc	333,807

3,112	Bellway Plc	119,702

8,131	British American Tobacco Plc	356,356

14,700	British American Tobacco Plc Sponsored ADR	650,328

240,500	BT Group Plc	600,070

9,039	Coca-Cola HBC AG*	229,650

5,483	Ferrexpo Plc	12,437

8,200	GlaxoSmithKline Plc Sponsored ADR	343,252

9,199	Imperial Brands Plc	201,148

3,576	Investec Plc	19,395

68,134	Kingfisher Plc	277,943

297	Morgan Sindall Group Plc	9,185

4,170	Next Plc	381,815

9,998	Persimmon Plc	321,771

1,686	Plus500 Ltd	31,461

5,515	Redrow Plc	42,044

See accompanying notes to the financial statements.	69

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	United Kingdom — continued

7,006	Royal Mail Plc	36,820

6,565	Spirent Communications Plc	21,480

1,290	Vistry Group Plc	17,352

976	WPP Plc	13,727

	Total United Kingdom	4,335,783

	TOTAL COMMON STOCKS (COST $26,616,527)	31,005,294

	PREFERRED STOCKS (b) — 0.5%

	Brazil — 0.2%

47,300	Cia Paranaense de Energia – Class B	63,202

	Germany — 0.3%

870	Bayerische Motoren Werke AG	70,355

186	Draegerwerk AG & Co KGaA	10,537

3	Volkswagen AG	590

	Total Germany	81,482

	South Korea — 0.0%

302	LG Electronics Inc	15,115

	TOTAL PREFERRED STOCKS (COST $147,066)	159,799

	MUTUAL FUNDS — 3.1%

	United States — 3.1%

	Affiliated Issuers — 3.1%

199,568	GMO U.S. Treasury Fund	999,833

	TOTAL MUTUAL FUNDS (COST $1,002,797)	999,833

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

96,940	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	96,940

	TOTAL SHORT-TERM INVESTMENTS (COST $96,940)	96,940

	TOTAL INVESTMENTS — 101.5% (Cost $27,863,330)	32,261,866

	Other Assets and Liabilities (net) — (1.5%)	(480,592)

	TOTAL NET ASSETS — 100.0%	$31,781,274

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
2	MSCI EAFE	March 2022	$215,980	$(14,273)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

70	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class III shares of GMO U.S. Equity Fund returned +15.80% (net) for the fiscal year ended February 28, 2022, as compared with +15.54% for the S&P Composite 1500 Index.

The Fund outperformed the S&P Composite 1500 Index in a year where Value outperformed modestly, as reflected in the +0.3% outperformance of the S&P 1500 Composite Value Index when compared to the S&P Composite 1500 Index. In this period the performance of valuation-oriented models was mixed, with higher quality names underperforming the broader market. Stock selection was helped by other model groups, including Cross-Asset signals and Corporate Alerts.

Stock selection in Health Care and Information Technology were notable areas of strength. Top contributors included overweight positioning in Pfizer (Health Care) and Kroger (Consumer Staples). Underweight positioning toward PayPal (Information Technology), Walt Disney Company (Communication Services), and Amazon (Consumer Discretionary) also added value.

Likewise, top stock detractors included a mix of companies held underweight and overweight. Underweight positions among the top detractors included NVIDIA (Information Technology), Alphabet (Communication Services), and Apple (Information Technology). Overweight positioning toward attractively valued names including Philip Morris (Consumer Staples) and Activision Blizzard (Communication Services) also detracted from relative performance.

Sector allocation also detracted, primarily from underweight positioning toward Energy.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

72

GMO U.S. Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Equity Fund Class III Shares, the S&P Composite 1500 Index and the Russell 3000 Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For S&P and Russell disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III and VI the gross expense ratio of 0.51% and 0.41%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding Net Expense Ratio of 0.47% and 0.37% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

73

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.7%
Mutual Funds	2.3
Short-Term Investments	0.2
Futures Contracts	(0.1)
Other	(0.1)

100.0%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	12.2%
Retailing	9.7
Software & Services	9.3
Capital Goods	7.6
Pharmaceuticals, Biotechnology & Life Sciences	7.3
Diversified Financials	6.9
Semiconductors & Semiconductor Equipment	4.8
Insurance	4.7
Consumer Durables & Apparel	4.6
Food, Beverage & Tobacco	4.5
Media & Entertainment	4.3
Food & Staples Retailing	3.7
Materials	3.4
Telecommunication Services	3.3
Energy	3.3
Health Care Equipment & Services	3.1
Real Estate	2.8
Commercial & Professional Services	1.7
Banks	1.2
Household & Personal Products	1.1
Automobiles & Components	0.2
Consumer Services	0.2
Transportation	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

74

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Automobiles & Components — 0.2%

60,614	Dana, Inc.	1,128,633

21	Lear Corp.	3,304

	Total Automobiles & Components	1,131,937

	Banks — 1.2%

46,092	Associated Banc-Corp.	1,124,184

8,000	Atlantic Union Bankshares Corp.	325,040

8,351	East West Bancorp, Inc.	731,213

5,649	Flagstar Bancorp, Inc.	257,481

4,900	Hanmi Financial Corp.	127,988

8,200	KeyCorp.	205,574

3,476	Popular, Inc.	319,271

56,500	Radian Group, Inc.	1,350,350

1,200	SVB Financial Group *	727,200

3,300	Towne Bank	102,894

5,100	TriCo Bancshares	221,340

	Total Banks	5,492,535

	Capital Goods — 7.4%

700	Allison Transmission Holdings, Inc.	27,958

5,300	Applied Industrial Technologies, Inc.	535,830

14,300	Atkore, Inc. *	1,454,453

5,547	Boise Cascade Co.	443,427

9,302	Carlisle Cos, Inc.	2,208,295

40,853	Carrier Global Corp.	1,833,483

5,200	Caterpillar, Inc.	975,416

4,006	Cummins, Inc.	817,705

5,400	Dover Corp.	847,044

2,100	Eaton Corp Plc	324,009

6,650	EMCOR Group, Inc.	768,341

2,400	Encore Wire Corp.	279,408

97,643	Fortive Corp.	6,322,384

6,600	Fortune Brands Home & Security, Inc.	573,540

20,400	Gates Industrial Corp Plc *	323,136

6,300	ITT, Inc.	553,581

27,083	Mueller Industries, Inc.	1,545,085

1,400	MYR Group, Inc. *	125,650

14,700	Otis Worldwide Corp.	1,151,451

5,381	Owens Corning	501,455

9,363	Stanley Black & Decker, Inc.	1,523,360

81,917	Textron, Inc.	5,990,590

361	Timken Co. (The)	23,667

17,748	Trane Technologies Plc	2,731,950

21,436	UFP Industries, Inc.	1,838,137

1,315	WW Grainger, Inc.	627,334

	Total Capital Goods	34,346,689

	Commercial & Professional Services — 1.6%

17,500	ABM Industries, Inc.	784,525

63,900	ACCO Brands Corp.	549,540

Shares	Description	Value ($)

	Commercial & Professional Services — continued

9,600	Deluxe Corp.	298,656

2,700	Heidrick & Struggles International, Inc.	115,425

6,028	HNI Corp.	245,279

11,200	ICF International, Inc.	992,544

9,400	Kforce, Inc.	706,692

3,807	ManpowerGroup, Inc.	404,608

23,000	Republic Services, Inc. – Class A	2,766,440

12,300	Resources Connection, Inc.	204,180

41,744	Steelcase, Inc. – Class A	508,025

3,000	TrueBlue, Inc. *	81,600

	Total Commercial & Professional Services	7,657,514

	Consumer Durables & Apparel — 4.5%

26,400	Acushnet Holdings Corp.	1,156,320

17,626	DR Horton, Inc.	1,505,260

29,000	Ethan Allen Interiors, Inc.	755,740

38,841	Garmin Ltd.	4,289,600

34,081	La-Z-Boy, Inc.	994,484

3,000	Lennar Corp. – Class B	226,500

18,768	MDC Holdings, Inc.	832,173

3,200	Meritage Homes Corp. *	315,456

28,730	PulteGroup, Inc.	1,426,732

19,500	Steven Madden Ltd.	831,870

44,800	Taylor Morrison Home Corp. – Class A *	1,321,600

28,817	Tempur Sealy International, Inc.	951,249

105,752	TRI Pointe Homes, Inc. *	2,365,672

19,400	Vista Outdoor, Inc. *	707,130

15,800	Whirlpool Corp.	3,180,066

	Total Consumer Durables & Apparel	20,859,852

	Consumer Services — 0.2%

2,700	Adtalem Global Education, Inc. *	56,106

1,100	Graham Holdings Co. – Class B	661,243

17,275	Perdoceo Education Corp. *	180,869

	Total Consumer Services	898,218

	Diversified Financials — 6.7%

12,707	Ally Financial, Inc.	634,079

4,100	American Express Co.	797,614

7,000	Ameriprise Financial, Inc.	2,098,530

3,900	Berkshire Hathaway, Inc. – Class B *	1,253,655

27,300	Donnelley Financial Solutions, Inc. *	876,330

26,243	Enova International, Inc. *	1,069,927

18,500	Equitable Holdings, Inc.	604,210

4,800	FactSet Research Systems, Inc.	1,949,232

811	Federated Hermes, Inc.	26,495

8,100	Goldman Sachs Group, Inc. (The)	2,764,449

43,800	Intercontinental Exchange, Inc.	5,611,656

30,900	KKR & Co., Inc.	1,857,708

2,200	MSCI, Inc. – Class A	1,103,718

See accompanying notes to the financial statements.	75

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Diversified Financials — continued

900	Nasdaq, Inc.	154,035

6,500	Nelnet, Inc. – Class A	523,575

800	Northern Trust Corp.	91,120

14,378	OneMain Holdings, Inc.	732,990

2,200	Oppenheimer Holdings, Inc. – Class A	95,018

3,247	PROG Holdings, Inc. *	99,488

43,670	Raymond James Financial, Inc.	4,788,416

15,213	SEI Investments Co.	891,178

36,923	State Street Corp.	3,150,640

2,900	Victory Capital Holdings, Inc. – Class A	96,193

	Total Diversified Financials	31,270,256

	Energy — 3.2%

47,200	Chevron Corp.	6,796,800

7,300	Devon Energy Corp.	434,715

35,900	Exxon Mobil Corp.	2,815,278

46,500	Hess Corp.	4,699,290

3,600	Phillips 66	303,264

	Total Energy	15,049,347

	Food & Staples Retailing — 3.6%

3,800	Costco Wholesale Corp.	1,973,150

171,845	Kroger Co. (The)	8,042,346

19,600	SpartanNash Co.	551,544

42,100	Walmart, Inc.	5,690,236

9,300	Weis Markets, Inc.	573,531

	Total Food & Staples Retailing	16,830,807

	Food, Beverage & Tobacco — 4.4%

25,363	Archer-Daniels-Midland Co.	1,989,727

39,400	General Mills, Inc.	2,656,742

24,300	Hershey Co. (The)	4,914,918

9,900	Kraft Heinz Co. (The)	388,278

24,429	Mondelez International, Inc. – Class A	1,599,611

8,600	PepsiCo, Inc.	1,408,164

52,200	Tyson Foods, Inc. – Class A	4,836,852

43,865	Universal Corp.	2,373,535

28,600	Vector Group Ltd.	320,606

	Total Food, Beverage & Tobacco	20,488,433

	Health Care Equipment & Services — 3.0%

40,241	AmerisourceBergen Corp. – Class A	5,735,550

12,500	Anthem, Inc.	5,648,125

5,900	Edwards Lifesciences Corp. *	662,983

6,481	McKesson Corp.	1,782,016

5,600	Varex Imaging Corp. *	132,384

	Total Health Care Equipment & Services	13,961,058

	Household & Personal Products — 1.1%

42,018	Colgate-Palmolive Co.	3,233,285

10,500	Procter & Gamble Co. (The)	1,636,845

	Total Household & Personal Products	4,870,130

Shares	Description	Value ($)

	Insurance — 4.6%

30,286	Allstate Corp. (The)	3,705,795

3,600	CNA Financial Corp.	164,520

45,500	CNO Financial Group, Inc.	1,099,735

25,722	Fidelity National Financial, Inc.	1,225,396

48,315	First American Financial Corp.	3,239,038

99,700	Genworth Financial, Inc. – Class A *	404,782

21,200	Marsh & McLennan Cos., Inc.	3,294,692

80,800	MetLife, Inc.	5,458,040

1,709	Principal Financial Group, Inc.	120,724

31,163	Stewart Information Services Corp.	2,115,344

3,500	Willis Towers Watson Plc	778,050

	Total Insurance	21,606,116

	Materials — 3.3%

20,800	AdvanSix, Inc.	833,248

4,093	Avery Dennison Corp.	721,187

26,769	Avient Corp.	1,402,428

13,300	Cabot Corp.	973,028

12,500	Commercial Metals Co.	481,875

1,993	FMC Corp.	233,679

2,200	Greif, Inc. – Class A	126,478

55,100	Huntsman Corp.	2,228,244

4,657	LyondellBasell Industries NV – Class A	452,800

4,073	NewMarket Corp.	1,294,236

1,859	Nucor Corp.	244,682

21,896	Reliance Steel & Aluminum Co.	4,179,289

3,674	Stepan Co.	380,700

8,100	Trinseo Plc	420,876

12,200	Westlake Chemical Corp.	1,345,782

	Total Materials	15,318,532

	Media & Entertainment — 4.2%

2,400	Alphabet, Inc. – Class A *	6,482,736

2,173	Alphabet, Inc. – Class C *	5,862,363

2,300	AMC Networks, Inc. – Class A *	95,335

35,400	Cars.com, Inc. *	572,772

23,033	Comcast Corp. – Class A	1,077,023

10,342	Electronic Arts, Inc.	1,345,391

2,900	Fox Corp. – Class B	110,954

1,300	IAC/InterActiveCorp *	149,188

15,900	Meta Platforms, Inc. – Class A *	3,355,377

29,918	TEGNA, Inc.	685,720

	Total Media & Entertainment	19,736,859

	Pharmaceuticals, Biotechnology & Life Sciences — 7.2%

109,741	Bristol-Myers Squibb Co.	7,535,915

15,576	Eli Lilly & Co.	3,893,221

7,200	Gilead Sciences, Inc.	434,880

40,900	Johnson & Johnson	6,730,913

145,050	Merck & Co., Inc.	11,107,929

76	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — continued

60,876	Pfizer, Inc.	2,857,520

14,495	Prestige Consumer Healthcare, Inc. *	862,887

	Total Pharmaceuticals, Biotechnology & Life Sciences	33,423,265

	Real Estate — 2.7%

89,200	CBRE Group, Inc. – Class A *	8,639,020

7,000	Jones Lang LaSalle, Inc. *	1,723,540

14,300	PotlatchDeltic Corp. (REIT)	785,070

76,920	Realogy Holdings Corp. *	1,398,406

	Total Real Estate	12,546,036

	Retailing — 9.5%

4,900	1-800-Flowers.com, Inc. – Class A *	75,852

18,568	Abercrombie & Fitch Co. – Class A *	707,069

34,000	Academy Sports & Outdoors, Inc. *	1,100,580

1,974	Amazon.com, Inc. *	6,062,667

7,048	Asbury Automotive Group, Inc. *	1,368,087

11,066	AutoNation, Inc. *	1,268,828

1,200	AutoZone, Inc. *	2,236,068

800	Boot Barn Holdings, Inc. *	69,616

40,800	eBay, Inc.	2,227,272

49,900	Genuine Parts Co.	6,095,784

7,754	Group 1 Automotive, Inc.	1,410,685

5,900	Haverty Furniture Cos, Inc.	167,619

3,400	Home Depot, Inc. (The)	1,073,822

18,215	Lowe’s Cos., Inc.	4,026,608

37,800	Macy’s, Inc.	979,776

10,467	Murphy U.S.A., Inc.	1,891,806

21,396	Penske Automotive Group, Inc.	2,103,013

256,978	Qurate Retail, Inc. – Series A	1,415,949

10,800	Shoe Carnival, Inc.	314,928

25,200	Signet Jewelers Ltd.	1,776,600

1,777	Sleep Number Corp. *	116,749

36,604	Target Corp.	7,312,381

30,800	Tilly’s, Inc. – Class A	391,160

	Total Retailing	44,192,919

	Semiconductors & Semiconductor Equipment — 4.7%

1,392	Cirrus Logic, Inc. *	120,923

125,543	Intel Corp.	5,988,401

19,400	Kulicke & Soffa Industries, Inc.	1,013,456

29,900	NVIDIA Corp.	7,291,115

7,700	ON Semiconductor Corp. *	482,097

39,900	QUALCOMM, Inc.	6,862,401

	Total Semiconductors & Semiconductor Equipment	21,758,393

	Software & Services — 9.1%

18,900	Accenture Plc – Class A	5,972,778

22,347	Amdocs Ltd.	1,758,709

Shares	Description	Value ($)

	Software & Services — continued

14,722	Cadence Design Systems, Inc. *	2,229,352

3,500	CSG Systems International, Inc.	216,020

4,300	International Business Machines Corp.	526,793

1,321	Intuit, Inc.	626,643

86,019	Microsoft Corp.	25,701,617

16,974	Synopsys, Inc. *	5,302,508

	Total Software & Services	42,334,420

	Technology Hardware & Equipment — 11.9%

125,224	Apple, Inc.	20,676,987

31,437	Arrow Electronics, Inc. *	3,831,542

25,222	Avnet, Inc.	1,061,090

11,700	Ciena Corp. *	800,514

176,652	Cisco Systems, Inc.	9,851,882

5,100	CTS Corp.	193,494

65,700	Dell Technologies – Class C *	3,348,072

258,844	HP, Inc.	8,893,880

36,350	Juniper Networks, Inc.	1,228,266

12,400	Methode Electronics, Inc.	565,936

4,200	NetApp, Inc.	329,196

3,100	Plexus Corp. *	252,557

21,986	Seagate Technology Holdings Plc	2,268,076

8,600	Super Micro Computer, Inc. *	337,894

10,019	TE Connectivity Ltd.	1,427,006

15,695	Xerox Holdings Corp.	309,348

	Total Technology Hardware & Equipment	55,375,740

	Telecommunication Services — 3.3%

318,000	AT&T, Inc.	7,533,420

14,758	Telephone & Data Systems, Inc.	256,051

8,100	United States Cellular Corp. *	222,831

133,240	Verizon Communications, Inc.	7,150,991

	Total Telecommunication Services	15,163,293

	Transportation — 0.1%

19,000	Schneider National, Inc. – Class B	496,280

	TOTAL COMMON STOCKS (COST $421,517,889)	454,808,629

	MUTUAL FUNDS — 2.3%

	Affiliated Issuers — 2.3%

2,076,300	GMO U.S. Treasury Fund	10,402,263

	TOTAL MUTUAL FUNDS (COST $10,428,439)	10,402,263

See accompanying notes to the financial statements.	77

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,071,794	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	1,071,794

	TOTAL SHORT-TERM INVESTMENTS (COST $1,071,794)	1,071,794

	TOTAL INVESTMENTS — 100.2% (Cost $433,018,122)	466,282,686

	Other Assets and Liabilities (net) — (0.2%)	(804,683)

	TOTAL NET ASSETS — 100.0%	$465,478,003

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
37	S&P 500 E-Mini	March 2022	$8,080,800	$(326,928)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

78	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO U.S. Small Cap Value Fund returned +13.21% (net) for the fiscal year ended February 28, 2022, as compared with +8.87% for the S&P SmallCap 600 Value Index.

During the year the performance of valuation-oriented models was mixed, with higher quality names underperforming the broader market. Stock selection was helped by other model groups, including Growth, Cross-Asset signals, and Corporate Alerts.

Stock selection was strong across a range of sectors including Financials, Health Care, Real Estate, Communication Services, Industrials, and Information Technology. Top contributors included overweight positioning toward SM Energy Company (Energy), Newmark Group (Real Estate), Penske Automotive Group (Consumer Discretionary), and IDT Corporation (Communication Services).

Top detractors included overweight positioning toward attractively valued names Sleep Number (Consumer Discretionary), Hyster-Yale Materials Handling (Industrials), Xerox (Information Technology), and Schweitzer-Mauduit International (Materials).

Sector allocation also detracted, primarily from underweight positioning toward Energy.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

80

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO U.S. Small Cap Value Fund Class VI Shares, the S&P SmallCap 600 Value Index

and the Russell 2000 Value Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

For S&P and Russell disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class VI the gross expense ratio of 0.41% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Class listed above, the net expense ratio of 0.41% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

81

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	99.6%
Mutual Funds	0.5
Short-Term Investments	0.3
Rights/Warrants	0.0 ^
Other	(0.4)

100.0%

Industry Group Summary	% of Equity Investments#
Banks	12.7%
Capital Goods	9.9
Materials	9.9
Technology Hardware & Equipment	8.8
Retailing	7.8
Commercial & Professional Services	7.7
Diversified Financials	6.8
Consumer Durables & Apparel	6.5
Insurance	5.6
Real Estate	5.0
Media & Entertainment	4.0
Energy	3.7
Pharmaceuticals, Biotechnology & Life Sciences	2.5
Health Care Equipment & Services	2.4
Food, Beverage & Tobacco	2.1
Telecommunication Services	1.3
Food & Staples Retailing	1.1
Consumer Services	1.0
Transportation	0.5
Household & Personal Products	0.3
Semiconductors & Semiconductor Equipment	0.2
Automobiles & Components	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

82

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 99.6%

	Automobiles & Components — 0.2%

11,700	Standard Motor Products, Inc.	511,407

	Banks — 12.6%

10,306	1st Source Corp.	497,677

19,725	Amalgamated Financial Corp.	338,678

2,648	Arrow Financial Corp.	90,959

186,799	Associated Banc-Corp.	4,556,028

8,600	Atlantic Union Bankshares Corp.	349,418

9,000	BCB Bancorp, Inc.	163,980

18,391	Brookline Bancorp, Inc.	315,222

3,700	Camden National Corp.	175,935

24,776	Cathay General Bancorp	1,165,215

7,200	Central Valley Community Bancorp	166,104

4,670	Civista Bancshares, Inc.	113,901

7,567	CNB Financial Corp.	197,877

8,996	Community Trust Bancorp, Inc.	380,351

15,904	Enterprise Financial Services Corp.	786,294

8,500	Farmers National Banc Corp.	146,455

13,204	Financial Institutions, Inc.	421,736

8,668	First Commonwealth Financial Corp.	139,988

6,905	First Community Bankshares, Inc.	202,524

23,698	First Financial Bancorp	582,497

7,500	First Financial Corp.	348,825

658	First Interstate BancSystem, Inc. – Class A	26,715

105,512	Flagstar Bancorp, Inc.	4,809,237

12,153	Flushing Financial Corp.	285,474

19,066	Fulton Financial Corp.	343,569

3,012	Great Southern Bancorp, Inc.	184,997

26,289	Hanmi Financial Corp.	686,669

13,600	Heartland Financial USA, Inc.	674,832

93,400	Hope Bancorp, Inc.	1,584,064

14,900	Horizon Bancorp, Inc.	299,192

14,791	Independent Bank Corp.	352,026

15,151	International Bancshares Corp.	651,645

3,300	LCNB Corp.	60,027

5,636	Mercantile Bank Corp.	207,799

1,422	Merchants Bancorp	41,167

4,800	MidWestOne Financial Group, Inc.	144,912

15,226	NBT Bancorp, Inc.	584,222

86,480	OFG Bancorp	2,437,006

19,157	Old National Bancorp	350,190

29,711	Provident Financial Services, Inc.	705,042

7,000	QCR Holdings, Inc.	391,020

107,800	Radian Group, Inc.	2,576,420

5,395	RBB Bancorp	130,127

2,013	Republic Bancorp, Inc. – Class A	92,356

1,890	Sierra Bancorp	50,728

27,696	Towne Bank	863,561

19,886	TriCo Bancshares	863,052

Shares	Description	Value ($)

	Banks — continued

12,720	TrustCo Bank Corp. NY	434,642

12,729	Univest Financial Corp.	368,886

33,867	Waterstone Financial, Inc.	661,761

	Total Banks	32,001,002

	Capital Goods — 9.9%

37,800	Allison Transmission Holdings, Inc.	1,509,732

5,500	American Woodmark Corp. *	294,690

10,598	Apogee Enterprises, Inc.	477,652

20,871	Applied Industrial Technologies, Inc.	2,110,058

4,700	Argan, Inc.	182,783

29,400	Atkore, Inc. *	2,990,274

1,600	AZZ, Inc.	78,768

4,400	Boise Cascade Co.	351,736

2,181	Ducommun, Inc. *	110,162

3,300	Encore Wire Corp.	384,186

84,900	Gates Industrial Corp Plc *	1,344,816

1,500	Global Industrial Co.	47,670

4,900	Griffon Corp.	112,945

20,370	Hyster-Yale Materials Handling, Inc.	779,764

12,647	Insteel Industries, Inc.	469,330

20,300	JELD-WEN Holding, Inc. *	468,524

3,668	Miller Industries, Inc.	113,635

22,319	Moog, Inc. – Class A	1,854,932

3,400	MSC Industrial Direct Co., Inc. – Class A	263,432

49,655	Mueller Industries, Inc.	2,832,818

12,600	MYR Group, Inc. *	1,130,850

11,352	Park-Ohio Holdings Corp.	180,383

3,500	PGT Innovations, Inc. *	75,285

2,496	Preformed Line Products Co.	139,152

71,395	Primoris Services Corp.	1,882,686

23,735	Resideo Technologies, Inc. *	610,939

6,400	Tennant Co.	504,192

27,926	Tutor Perini Corp. *	273,675

28,519	UFP Industries, Inc.	2,445,504

22,848	Vectrus, Inc. *	1,047,352

	Total Capital Goods	25,067,925

	Commercial & Professional Services — 7.7%

29,500	ABM Industries, Inc.	1,322,485

218,849	ACCO Brands Corp.	1,882,101

2,635	Brady Corp. – Class A	121,421

9,100	CBIZ, Inc. *	354,081

2,480	CRA International, Inc.	220,298

43,979	Deluxe Corp.	1,368,187

3,200	DLH Holdings Corp. *	55,360

10,900	Ennis, Inc.	204,702

446,285	GEO Group, Inc. (The) (REIT)	2,659,859

17,471	Heidrick & Struggles International, Inc.	746,885

30,534	HNI Corp.	1,242,428

10,300	ICF International, Inc.	912,786

See accompanying notes to the financial statements.	83

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Commercial & Professional Services — continued

48,318	Interface, Inc. – Class A	630,550

44,200	Kelly Services, Inc. – Class A	937,924

18,518	Kforce, Inc.	1,392,183

77,773	Kimball International, Inc. – Class B	720,956

14,960	Matthews International Corp. – Class A	496,373

123,200	Pitney Bowes, Inc.	613,536

35,500	Quad/Graphics, Inc. *	194,540

48,790	Resources Connection, Inc.	809,914

159,893	Steelcase, Inc. – Class A	1,945,898

24,293	TrueBlue, Inc. *	660,770

	Total Commercial & Professional Services	19,493,237

	Consumer Durables & Apparel — 6.5%

27,000	Acushnet Holdings Corp.	1,182,600

3,700	American Outdoor Brands, Inc. *	57,831

11,200	Bassett Furniture Industries, Inc.	196,560

4,852	Clarus Corp.	110,480

109,977	Ethan Allen Interiors, Inc.	2,866,001

21,433	G-III Apparel Group Ltd. *	594,551

8,846	Hooker Furniture Corp.	185,766

4,922	Johnson Outdoors, Inc. – Class A	405,917

59,991	La-Z-Boy, Inc.	1,750,537

11,600	MasterCraft Boat Holdings, Inc. *	332,224

33,845	MDC Holdings, Inc.	1,500,687

42,435	Movado Group, Inc.	1,672,788

600	Sturm Ruger & Co., Inc.	43,446

189,892	TRI Pointe Homes, Inc. *	4,247,884

9,069	Universal Electronics, Inc. *	301,363

64,551	Vera Bradley, Inc. *	488,006

9,100	Vista Outdoor, Inc. *	331,695

12,100	VOXX International Corp. *	129,833

	Total Consumer Durables & Apparel	16,398,169

	Consumer Services — 1.0%

11,700	Adtalem Global Education, Inc. *	243,126

4,300	American Public Education, Inc. *	85,828

9,500	Carriage Services, Inc.	467,495

1,552	Graham Holdings Co. – Class B	932,954

20,100	Lincoln Educational Services Corp. *	154,971

60,100	Perdoceo Education Corp. *	629,247

	Total Consumer Services	2,513,621

	Diversified Financials — 6.7%

10,700	A-Mark Precious Metals, Inc.	767,190

32,100	Blucora, Inc. *	638,790

800	Cowen, Inc. – Class A	23,720

84,371	Curo Group Holdings Corp.	1,128,040

1,208	Diamond Hill Investment Group, Inc.	234,207

86,004	Donnelley Financial Solutions, Inc. *	2,760,729

21,500	Encore Capital Group, Inc. *	1,418,785

Shares	Description	Value ($)

	Diversified Financials — continued

112,309	Enova International, Inc. *	4,578,838

86,302	Federated Hermes, Inc.	2,819,486

1,400	Nelnet, Inc. – Class A	112,770

13,700	Oppenheimer Holdings, Inc. – Class A	591,703

8,400	Regional Management Corp.	431,172

38,700	Sculptor Capital Management, Inc. – Class A	495,747

6,400	StoneX Group, Inc. *	482,880

12,200	Victory Capital Holdings, Inc. – Class A	404,674

8,814	Westwood Holdings Group, Inc.	145,872

	Total Diversified Financials	17,034,603

	Energy — 3.6%

13,600	California Resources Corp.	560,728

47,260	Evolution Petroleum Corp.	369,101

38,600	Falcon Minerals Corp.	221,564

18,031	Geospace Technologies Corp. *	106,202

9,900	Laredo Petroleum, Inc. *	757,944

11,900	Northern Oil and Gas, Inc.	298,452

14,800	Oil States International, Inc. *	77,404

5,700	SilverBow Resources, Inc. *	146,604

551,100	Southwestern Energy Co. *	2,749,989

33,900	VAALCO Energy, Inc.	191,196

132,997	World Fuel Services Corp.	3,769,135

	Total Energy	9,248,319

	Food & Staples Retailing — 1.1%

10,501	Ingles Markets, Inc. – Class A	863,392

14,200	Natural Grocers by Vitamin Cottage, Inc.	240,974

36,609	SpartanNash Co.	1,030,177

2,800	Village Super Market, Inc. – Class A	63,784

10,400	Weis Markets, Inc.	641,368

	Total Food & Staples Retailing	2,839,695

	Food, Beverage & Tobacco — 2.1%

3,300	Ingredion, Inc.	292,842

4,400	John B. Sanfilippo & Son, Inc.	349,888

16	Seaboard Corp.	61,752

5,144	Seneca Foods Corp. – Class A *	255,914

5,600	Turning Point Brands, Inc.	187,712

48,959	Universal Corp.	2,649,171

126,500	Vector Group Ltd.	1,418,065

	Total Food, Beverage & Tobacco	5,215,344

	Health Care Equipment & Services — 2.4%

79,500	Allscripts Healthcare Solutions, Inc. *	1,547,070

34,500	Brookdale Senior Living, Inc. *	237,360

7,700	Computer Programs & Systems, Inc. *	237,006

13,700	Cross Country Healthcare, Inc. *	305,921

19,800	Eargo, Inc. *	95,238

10,819	FONAR Corp. *	186,952

84	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Health Care Equipment & Services — continued

12,100	HealthStream, Inc. *	247,929

10,058	LENSAR, Inc. *	58,940

6,000	Meridian Bioscience, Inc. *	151,800

3,300	National HealthCare Corp.	214,566

5,200	Natus Medical, Inc. *	144,664

36,900	NextGen Healthcare, Inc. *	720,657

38,500	Select Medical Holdings Corp.	891,275

46,200	Varex Imaging Corp. *	1,092,168

	Total Health Care Equipment & Services	6,131,546

	Household & Personal Products — 0.3%

2,700	Central Garden & Pet Co. *	127,818

1,700	Central Garden & Pet Co. – Class A *	74,868

4,800	Edgewell Personal Care Co.	171,264

2,200	Inter Parfums, Inc.	204,336

29,143	Lifevantage Corp. *	162,618

	Total Household & Personal Products	740,904

	Insurance — 5.6%

7,100	American Equity Investment Life Holding Co.	267,599

5,700	American National Group, Inc.	1,077,471

104,700	CNO Financial Group, Inc.	2,530,599

3,800	Employers Holdings, Inc.	147,668

55,600	First American Financial Corp.	3,727,424

367,200	Genworth Financial, Inc. – Class A *	1,490,832

249,100	GoHealth, Inc. – Class A *	555,493

22,000	Horace Mann Educators Corp.	914,980

4,000	Mercury General Corp.	220,000

67,100	Selectquote, Inc. *	208,681

41,590	Stewart Information Services Corp.	2,823,129

22,600	Universal Insurance Holdings, Inc.	261,256

	Total Insurance	14,225,132

	Materials — 9.8%

29,648	AdvanSix, Inc.	1,187,699

18,808	American Vanguard Corp.	283,437

7,000	Avient Corp.	366,730

52,500	Cabot Corp.	3,840,900

14,000	Commercial Metals Co.	539,700

8,900	FutureFuel Corp.	65,504

8,100	Greif, Inc. – Class A	465,669

51,900	Huntsman Corp.	2,098,836

2,600	Innospec, Inc.	248,300

24,219	Koppers Holdings, Inc. *	693,390

44,180	Mercer International, Inc.	590,687

13,959	Neenah, Inc.	543,703

6,000	NewMarket Corp.	1,906,560

8,000	Olympic Steel, Inc.	214,160

5,500	Reliance Steel & Aluminum Co.	1,049,785

33,300	Schnitzer Steel Industries, Inc. – Class A	1,620,045

Shares	Description	Value ($)

	Materials — continued

66,424	Schweitzer-Mauduit International, Inc.	2,073,757

9,400	Stepan Co.	974,028

63,443	Trinseo Plc	3,296,498

7,800	Warrior Met Coal, Inc.	245,700

15,800	Westlake Chemical Corp.	1,742,898

15,800	Worthington Industries, Inc.	900,916

	Total Materials	24,948,902

	Media & Entertainment — 4.0%

64,000	AMC Networks, Inc.– Class A *	2,652,800

71,651	Cars.com, Inc. *	1,159,313

60,383	DHI Group, Inc. *	341,768

4,200	Lee Enterprises, Inc. *	139,860

17,100	Scholastic Corp.	719,568

26,500	Sciplay Corp. – Class A *	345,560

209,790	TEGNA, Inc.	4,808,387

	Total Media & Entertainment	10,167,256

	Pharmaceuticals, Biotechnology & Life Sciences — 2.5%

13,600	Amneal Pharmaceuticals, Inc. *	61,608

12,700	Phibro Animal Health Corp. – Class A	270,510

99,220	Prestige Consumer Healthcare, Inc. *	5,906,567

2,300	Supernus Pharmaceuticals, Inc. *	73,485

	Total Pharmaceuticals, Biotechnology & Life Sciences	6,312,170

	Real Estate — 5.0%

33,200	Cushman & Wakefield Plc *	727,744

68,300	Diversified Healthcare Trust (REIT)	196,704

12,381	Five Point Holdings LLC – Class A *	73,295

10,470	Forestar Group, Inc. *	191,706

288,014	Newmark Group, Inc. – Class A	5,092,087

3,600	Piedmont Office Realty Trust, Inc. – Class A (REIT)	61,344

26,600	PotlatchDeltic Corp. (REIT)	1,460,340

271,082	Realogy Holdings Corp. *	4,928,271

	Total Real Estate	12,731,491

	Retailing — 7.8%

17,100	Aaron’s Co. , Inc. (The)	358,929

14,020	Cato Corp. (The) – Class A	246,752

20,300	Container Store Group, Inc. (The) *	179,249

37,987	Genesco, Inc. *	2,436,866

24,094	Group 1 Automotive, Inc.	4,383,421

60,294	Haverty Furniture Cos, Inc.	1,712,953

14,200	Party City Holdco, Inc. *	61,486

28,313	Penske Automotive Group, Inc.	2,782,885

79,100	Qurate Retail, Inc. – Series A	435,841

92,496	Shoe Carnival, Inc.	2,697,183

34,400	Signet Jewelers Ltd.	2,425,200

See accompanying notes to the financial statements.	85

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Retailing — continued

19,934	Sleep Number Corp.*	1,309,664

51,100	Tilly’s, Inc. – Class A	648,970

2,094	Weyco Group, Inc.	52,036

	Total Retailing	19,731,435

	Semiconductors & Semiconductor Equipment — 0.2%

4,700	Axcelis Technologies, Inc.*	325,334

5,200	CyberOptics Corp.*	197,704

	Total Semiconductors & Semiconductor Equipment	523,038

	Technology Hardware & Equipment — 8.8%

56,790	ADTRAN, Inc.	1,169,306

113,913	Avnet, Inc.	4,792,320

35,219	Benchmark Electronics, Inc.	920,625

15,400	Casa Systems, Inc.*	64,064

34,861	CTS Corp.	1,322,626

24,800	Daktronics, Inc.*	114,328

11,600	DZS, Inc.*	168,084

5,500	ePlus, Inc.*	257,950

24,878	Kimball Electronics, Inc.*	428,897

67,600	Knowles Corp.*	1,472,328

32,609	Methode Electronics, Inc.	1,488,275

3,500	National Instruments Corp.	140,525

21,100	NETGEAR, Inc.*	561,471

15,300	NetScout Systems, Inc.*	476,289

7,600	OSI Systems, Inc.*	613,092

5,100	Plexus Corp.*	415,497

8,600	Quantum Corp.*	22,360

22,400	Ribbon Communications, Inc.*	68,096

37,645	Sanmina Corp.*	1,497,518

12,853	ScanSource, Inc.*	405,898

27,944	Super Micro Computer, Inc.*	1,097,919

86,800	Vishay Intertechnology, Inc.	1,665,692

160,422	Xerox Holdings Corp.	3,161,917

	Total Technology Hardware & Equipment	22,325,077

	Telecommunication Services — 1.3%

5,200	ATN International, Inc.	173,316

4,600	Ooma, Inc.*	76,912

58,721	Spok Holdings, Inc.	514,396

123,632	Telephone & Data Systems, Inc.	2,145,015

14,452	United States Cellular Corp.*	397,575

	Total Telecommunication Services	3,307,214

	Transportation — 0.5%

51,100	Schneider National, Inc. – Class B	1,334,732

	TOTAL COMMON STOCKS (COST $229,015,361)	252,802,219

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.5%

	Affiliated Issuers — 0.5%

231,242	GMO U.S. Treasury Fund	1,158,524

	TOTAL MUTUAL FUNDS (COST $1,162,153)	1,158,524

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

802,888	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (b)	802,888

	TOTAL SHORT-TERM INVESTMENTS (COST $802,888)	802,888

	TOTAL INVESTMENTS — 100.4% (Cost $231,013,844)	254,799,981

	Other Assets and Liabilities (net) — (0.4%)	(989,747)

	TOTAL NET ASSETS — 100.0%	$253,810,234

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 87.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

February 28, 2022

Portfolio Abbreviations:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at February 28, 2022, which are subject to change based on the terms of the security.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$58,977,551	$2,331,522	$4,374	$4,476,665

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	728,593,530	748,049,544	295,579,322	1,928,080,949

Foreign currency, at value (Note 2)(d)	53,245	6,419,286	27,698	3,780,327

Receivable for investments sold	—	3,537,968	1,875,063	398,217

Receivable for Fund shares sold	538,148	—	—	246,364

Dividends and interest receivable	619,259	1,772,891	1,126,061	5,120,047

Dividend withholding tax receivable	43,346	—	107	14,810

Foreign capital gains tax refund receivable (Note 2)	—	5,843,614	—	4,196,388

Due from broker (Note 2)	—	12	—	1,358,526

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	35,328	22,821	35,529	85,364

Total assets	788,860,407	767,977,658	298,648,154	1,947,757,657

Liabilities:

Due to custodian	—	240,161	—	—

Foreign taxes payable	—	953,055	—	—

Payable for cash collateral from securities loaned (Note 2)	58,114,580	—	—	—

Payable for investments purchased	4,869	4,340,167	1,123,786	1,762,680

Payable for Fund shares repurchased	24,341	109,157	—	3,041,406

Accrued foreign capital gains tax payable (Note 2)	—	820,634	—	2,665,834

Payable to affiliate for (Note 5):

Management fee	314,048	454,351	144,442	1,077,132

Shareholder service fee	78,512	77,679	14,796	169,718

Payable for variation margin on open futures contracts (Note 4)	—	—	—	2,182,163

Payable to Trustees and related expenses	2,274	2,826	4,231	3,867

Accrued expenses	168,913	458,827	263,639	1,250,509

Miscellaneous payable	—	—	—	871,960

Total liabilities	58,707,537	7,456,857	1,550,894	13,025,269

Net assets	$730,152,870	$760,520,801	$297,097,260	$1,934,732,388

(a) Cost of investments – affiliated issuers:	$59,022,760	$2,340,826	$4,391	$13,358,337

(b) Cost of investments – unaffiliated issuers:	$714,527,414	$739,693,434	$355,508,355	$2,191,691,641

(c) Includes securities on loan at value (Note 2):	$91,001,729	$—	$—	$15,874,184

(d) Cost of foreign currency:	$53,283	$6,434,365	$28,298	$3,815,629

88	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund
Net assets consist of:

Paid-in capital	$713,162,521	$809,378,027	$356,217,566	$3,317,427,119

Distributable earnings (accumulated loss)	16,990,349	(48,857,226)	(59,120,306)	(1,382,694,731)

	$730,152,870	$760,520,801	$297,097,260	$1,934,732,388

Net assets attributable to:

Class II	$—	$238,702,379	$—	$262,449,023

Class III	$306,996,270	$—	$14,809,881	$267,177,349

Class V	$—	$510,306,575	$—	$—

Class VI	$—	$—	$282,286,946	$1,244,914,018

Class R6	$115,013,733	$—	$—	$40,197,323

Class I	$308,142,867	$11,511,847	$433	$119,994,675

Shares outstanding:

Class II	—	10,869,932	—	8,804,222

Class III	10,155,361	—	889,328	8,933,779

Class V	—	23,230,026	—	—

Class VI	—	—	16,948,677	42,113,738

Class R6	3,811,653	—	—	1,349,923

Class I	10,217,888	524,497	26	4,032,861

Net asset value per share:

Class II	$—	$21.96	$—	$29.81

Class III	$30.23	$—	$16.65	$29.91

Class V	$—	$21.97	$—	$—

Class VI	$—	$—	$16.66	$29.56

Class R6	$30.17	$—	$—	$29.78

Class I	$30.16	$21.95	$16.64	$29.75

See accompanying notes to the financial statements.	89

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$—	$434,957	$5,788,348

Investments in unaffiliated issuers, at value (Note 2)(b)	1,978,219,047	161,001,429	141,079,374	8,340,765,475

Foreign currency, at value (Note 2)(c)	65,228	—	44,203	1,771,922

Receivable for investments sold	—	208,708	—	—

Receivable for Fund shares sold	75,761	451,392	—	8,215,138

Dividends and interest receivable	2,611,548	173,303	207,823	8,324,814

Dividend withholding tax receivable	1,862,917	3,332	9,587	2,208,037

EU tax reclaims receivable (Note 2)	1,840,967	—	—	272,627

Due from broker (Note 2)	4,357	—	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	10,976	28,616	15,980	258,701

Total assets	1,984,690,801	161,866,780	141,791,924	8,367,605,062

Liabilities:

Payable for investments purchased	—	154,172	63,490	—

Payable for Fund shares repurchased	30,329,451	1,740,000	75,994	4,718,482

Payable for IRS closing agreement fees (Note 2)	50,614,118	—	—	—

Payable to affiliate for (Note 5):

Management fee	770,861	61,935	36,843	2,168,823

Shareholder service fee	156,949	7,245	6,147	695,652

Payable for variation margin on open futures contracts (Note 4)	246,906	—	—	—

Payable to Trustees and related expenses	7,083	566	486	33,059

Accrued expenses	815,064	88,594	62,761	819,463

Total liabilities	82,940,432	2,052,512	245,721	8,435,479

Net assets	$1,901,750,369	$159,814,268	$141,546,203	$8,359,169,583

(a) Cost of investments – affiliated issuers:	$—	$—	$436,694	$5,776,758

(b) Cost of investments – unaffiliated issuers:	$1,996,075,016	$166,236,403	$110,403,122	$4,919,552,293

(c) Cost of foreign currency:	$64,854	$—	$44,196	$1,771,658

90	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund
Net assets consist of:

Paid-in capital	$2,794,618,548	$160,706,692	$108,008,649	$4,735,724,256

Distributable earnings (accumulated loss)	(892,868,179)	(892,424)	33,537,554	3,623,445,327

	$1,901,750,369	$159,814,268	$141,546,203	$8,359,169,583

Net assets attributable to:

Class II	$5,614,671	$—	$—	$—

Class III	$358,775,123	$23,672,679	$—	$2,996,329,899

Class IV	$1,534,339,125	$—	$—	$912,163,111

Class VI	$—	$133,034,877	$141,464,741	$3,461,579,804

Class R6	$—	$—	$—	$507,231,578

Class I	$3,021,450	$3,106,712	$81,462	$481,865,191

Shares outstanding:

Class II	247,378	—	—	—

Class III	15,596,831	1,201,005	—	106,810,563

Class IV	66,826,180	—	—	32,429,145

Class VI	—	6,749,328	5,490,036	123,384,128

Class R6	—	—	—	18,101,684

Class I	130,920	157,808	3,162	17,215,886

Net asset value per share:

Class II	$22.70	$—	$—	$—

Class III	$23.00	$19.71	$—	$28.05

Class IV	$22.96	$—	$—	$28.13

Class VI	$—	$19.71	$25.77	$28.06

Class R6	$—	$—	$—	$28.02

Class I	$23.08	$19.69	$25.76	$27.99

See accompanying notes to the financial statements.	91

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$999,833	$10,402,263	$1,158,524

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	2,191,481,701	31,262,033	455,880,423	253,641,457

Foreign currency, at value (Note 2)(d)	1,063,562	33,842	—	—

Cash	18,087,409	—	—	—

Receivable for Fund shares sold	7,556,842	—	—	—

Dividends and interest receivable	6,524,235	56,286	591,338	222,277

Dividend withholding tax receivable	532,592	26,845	—	—

Foreign capital gains tax refund receivable (Note 2)	—	2,381	—	—

Due from broker (Note 2)	—	31,167	541,000	51,316

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	—	34,776	13,076	—

Total assets	2,225,246,341	32,447,163	467,428,100	255,073,574

Liabilities:

Due to broker (Note 2)	—	38	35	—

Payable for investments purchased	18,087,409	—	—	—

Payable for Fund shares repurchased	652,085	—	1,700,000	1,100,000

Accrued foreign capital gains tax payable (Note 2)	1,500,519	—	—	—

Payable for IRS closing agreement fees (Note 2)	—	485,865	—	—

Payable to affiliate for (Note 5):

Management fee	847,143	12,629	112,120	60,619

Shareholder service fee	186,560	3,789	25,835	10,755

Payable for variation margin on open futures contracts (Note 4)	—	4,180	26,738	—

Payable to Trustees and related expenses	7,642	122	1,692	1,040

Accrued expenses	413,071	159,266	83,677	90,926

Total liabilities	21,694,429	665,889	1,950,097	1,263,340

Net assets	$2,203,551,912	$31,781,274	$465,478,003	$253,810,234

(a) Cost of investments – affiliated issuers:	$—	$1,002,797	$10,428,439	$1,162,153

(b) Cost of investments – unaffiliated issuers:	$1,941,982,681	$26,860,533	$422,589,683	$229,851,691

(c) Includes securities on loan at value (Note 2):	$71,566,064	$—	$—	$—

(d) Cost of foreign currency:	$1,144,700	$34,414	$—	$—

92	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Net assets consist of:

Paid-in capital	$1,912,871,429	$27,463,518	$410,245,531	$215,087,124

Distributable earnings (accumulated loss)	290,680,483	4,317,756	55,232,472	38,723,110

	$2,203,551,912	$31,781,274	$465,478,003	$253,810,234

Net assets attributable to:

Class III	$239,224,866	$31,781,274	$80,645,942	$—

Class IV	$383,353,358	$—	$—	$—

Class VI	$842,697,995	$—	$384,832,061	$253,810,234

Class R6	$105,086,404	$—	$—	$—

Class I	$633,189,289	$—	$—	$—

Shares outstanding:

Class III	8,426,227	2,222,202	5,892,803	—

Class IV	13,545,674	—	—	—

Class VI	29,775,768	—	28,473,749	12,855,601

Class R6	3,703,714	—	—	—

Class I	22,306,316	—	—	—

Net asset value per share:

Class III	$28.39	$14.30	$13.69	$—

Class IV	$28.30	$—	$—	$—

Class VI	$28.30	$—	$13.52	$19.74

Class R6	$28.37	$—	$—	$—

Class I	$28.39	$—	$—	$—

See accompanying notes to the financial statements.	93

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund*	Emerging Markets Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$7,834,884	$14,578,715	$3,753,885	$114,312,565

Dividends from affiliated issuers (Note 10)	35,129	11,088	132	—

Interest	—	179,241	2,834	143,232

Securities lending income from affiliated issuers (net)	311,596	—	—	—

Securities lending income (net)	325,896	—	—	310,261

Other income (Note 2)	—	—	—	1,255,159

Total investment income	8,507,505	14,769,044	3,756,851	116,021,217

Expenses:

Management fee (Note 5)	3,182,553	6,823,176	680,810	17,405,532

Shareholder service fee – Class II (Note 5)	—	625,987	—	605,210

Shareholder service fee – Class III (Note 5)	370,233	—	1,653 **	658,999

Shareholder service fee – Class V (Note 5)	—	518,076	—	40,320	****

Shareholder service fee – Class VI (Note 5)	—	—	67,475 *	963,534

Shareholder service fee – Class R6 (Note 5)	132,856	—	—	97,511

Shareholder service fee – Class I (Note 5)	292,550	34,576	— ***	263,357

Organizational expenses	—	—	70,850	—

Audit and tax fees	87,810	113,890	63,438	122,789

Custodian, fund accounting agent and transfer agent fees	363,364	783,401	105,714	2,076,331

Legal fees	13,608	13,251	58,081	47,969

Registration fees	50,173	39,670	6,817	80,327

Trustees’ fees and related expenses (Note 5)	18,792	31,733	5,068	87,828

Miscellaneous	14,840	18,959	17,990	63,935

Total expenses	4,526,779	9,002,719	1,077,896	22,513,642

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(227,502)	(192,116)	(241,842)	(1,136,577)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(923)	(1,477)	—	—

Net expenses	4,298,354	8,809,126	836,054	21,377,065

Net investment income (loss)	4,209,151	5,959,918	2,920,797	94,644,152

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	64,002,080	11,523,260	730,403	150,822,756

Investments in affiliated issuers	(314,684)	(89,053)	(787)	—

Realized gain distributions from affiliated issuers (Note 10)	25,854	4,791	46	—

Futures contracts	—	(3,487,829)	—	(25,010,820)

Swap contracts	—	—	—	9,559,073

Foreign currency and foreign currency related transactions	(127,847)	(1,486,679)	(502,190)	(1,015,088)

Net realized gain (loss)	63,585,403	6,464,490	227,472	134,355,921

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(58,305,222)	(140,825,948)	(59,929,033)	(558,163,364)

Investments in affiliated issuers	(45,209)	(9,304)	(17)	(2,497,741)

Futures contracts	—	—	—	(12,125,679)

Swap contracts	—	—	—	(225,326)

Foreign currency and foreign currency related transactions	23,646	5,770	(18,543)	65,184

Net change in unrealized appreciation (depreciation)	(58,326,785)	(140,829,482)	(59,947,593)	(572,946,926)

Net realized and unrealized gain (loss)	5,258,618	(134,364,992)	(59,720,121)	(438,591,005)

Net increase (decrease) in net assets resulting from operations	$9,467,769	$(128,405,074)	$(56,799,324)	$(343,946,853)

(a) Withholding tax:	$680,708	$1,829,337	$550,658	$14,499,308

(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$22,896	$4,921,650	$—	$1,663,156

(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(26,624)	$(1,566,656)	$—	$1,576,507

* Period from October 18, 2021 (commencement of operations) through February 28, 2022.

** Period from November 17, 2021 (commencement of operations) through February 28, 2022.

*** Period from December 1, 2021 (commencement of operations) through February 28, 2022.

**** Class V liquidated on April 29, 2021.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022 — (Continued)

	International Equity Fund	Japan Value Creation Fund		Quality Cyclicals Fund (formerly Cyclical Focus Fund)		Quality Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$79,846,759	$4,075,853		$3,774,687		$116,346,276

Dividends from affiliated issuers (Note 10)	—	—		552		10,404

Interest	64,101	—		—		4,129,832

Non-cash paid in-kind dividends from unaffiliated issuers	13,089,203	—		—		—

Securities lending income from affiliated issuers (net)	—	—		1,468		—

Other income (Note 2)	7,401,894	—		—		15,276,004

Less: IRS closing agreement fees (Note 2)	(2,387,964)	—		—		—

Total investment income	98,013,993	4,075,853		3,776,707		135,762,516

Expenses:

Management fee (Note 5)	10,889,079	829,930		479,276		28,530,759

Shareholder service fee – Class II (Note 5)	13,102	—		—		—

Shareholder service fee – Class III (Note 5)	615,248	464	***	—		5,292,034

Shareholder service fee – Class IV (Note 5)	1,584,603	—		—		937,283

Shareholder service fee – Class VI (Note 5)	—	90,303		79,849		1,824,932

Shareholder service fee – Class R6 (Note 5)	—	—		—		698,542

Shareholder service fee – Class I (Note 5)	2,256 *	2,225	****	82	*****	661,888

Audit and tax fees	107,162	81,650		70,497		149,674

Custodian, fund accounting agent and transfer agent fees	538,046	48,211		37,083		1,589,798

Legal fees	467,671	13,842		9,754		140,030

Registration fees	47,030	1,076		938		87,626

Trustees’ fees and related expenses (Note 5)	70,860	5,312		4,920		292,600

Miscellaneous	28,132 **	7,443		11,103		84,305

Total expenses	14,363,189	1,080,456		693,502		40,289,471

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(725,210)	(131,199)		(112,291)		(1,533,044)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—		(5)		(840)

Net expenses	13,637,979	949,257		581,206		38,755,587

Net investment income (loss)	84,376,014	3,126,596		3,195,501		97,006,929

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	215,980,501	20,620,741		16,578,659		511,542,581

Investments in affiliated issuers	—	—		(6,306)		23,857

Realized gain distributions from affiliated issuers (Note 10)	—	—		241		7,534

Futures contracts	(3,719,225)	—		—		—

Foreign currency and foreign currency related transactions	(590,145)	(92,285)		13,553		(128,897)

Net realized gain (loss)	211,671,131	20,528,456		16,586,147		511,445,075

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(177,825,512)	(25,647,520)		(5,435,076)		498,059,429

Investments in affiliated issuers	—	—		(1,737)		(66,470)

Futures contracts	370,276	—		—		—

Foreign currency and foreign currency related transactions	(418,691)	5,482		(561)		(147,560)

Net change in unrealized appreciation (depreciation)	(177,873,927)	(25,642,038)		(5,437,374)		497,845,399

Net realized and unrealized gain (loss)	33,797,204	(5,113,582)		11,148,773		1,009,290,474

Net increase (decrease) in net assets resulting from operations	$118,173,218	$(1,986,986)		$14,344,274		$1,106,297,403

(a) Withholding tax:	$6,395,734	$452,869		$111,883		$3,298,086

* Period from May, 24 2021 (commencement of operations) through February 28, 2022.

** Includes $10,241 of pricing related fees.

*** Period from December 30, 2021 (commencement of operations) through February 28, 2022.

**** Period from June, 7 2021 (commencement of operations) through February 28, 2022.

***** Period from July, 16 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022 — (Continued)

	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax)(Note 2)(a)	$81,230,558	$1,461,001	$7,476,292	$5,186,711

Dividends from affiliated issuers (Note 10)	—	1,363	10,849	3,512

Interest	70,634	—	—	—

Non-cash paid in-kind dividends from unaffiliated issuers	—	236,781	—	—

Securities lending income (net)	352,243	—	—	—

Other income (Note 2)	—	592,009	—	—

Less: IRS closing agreement fees (Note 2)	—	(485,865)	—	—

Total investment income	81,653,435	1,805,289	7,487,141	5,190,223

Expenses:

Management fee (Note 5)	8,308,311	195,184	1,294,837	925,704

Shareholder service fee – Class III (Note 5)	388,442	58,555	158,321	—

Shareholder service fee – Class IV (Note 5)	813,159	—	—	—

Shareholder service fee – Class VI (Note 5)	25,978 *	—	171,678	164,238

Shareholder service fee – Class R6 (Note 5)	33,520	—	—	—

Shareholder service fee – Class I (Note 5)	779,944	—	—	—

Audit and tax fees	101,952	102,688	62,583	58,712

Custodian, fund accounting agent and transfer agent fees	1,163,614	122,683	65,374	75,997

Legal fees	34,450	48,004 **	10,117	9,191

Registration fees	87,568	5,253	28,675	952

Trustees’ fees and related expenses (Note 5)	58,338	1,336	13,637	10,249

Miscellaneous	32,586	30,593 ***	7,704	8,773

Total expenses	11,827,862	564,296	1,812,926	1,253,816

Fees and expenses reimbursed and/or waived by GMO (Note 5)	—	(234,695)	(170,339)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(48)	(400)	(9)

Net expenses	11,827,862	329,553	1,642,187	1,253,807

Net investment income (loss)	69,825,573	1,475,736	5,844,954	3,936,416

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	126,770,271	6,700,830	78,320,495	76,903,086

Investments in affiliated issuers	9,193,888	(2,326)	(11,857)	(8,944)

Realized gain distributions from affiliated issuers (Note 10)	—	954	10,431	4,379

Futures contracts	—	31,307	1,087,616	81,102

Foreign currency and foreign currency related transactions	(367,233)	(7,039)	—	—

Net realized gain (loss)	135,596,926	6,723,726	79,406,685	76,979,623

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(17,113,051)	(6,119,273)	(32,940,038)	(32,012,002)

Investments in affiliated issuers	—	(3,006)	(26,176)	(3,629)

Futures contracts	—	(21,792)	(333,912)	109,220

Foreign currency and foreign currency related transactions	(86,544)	(15,200)	—	—

Net change in unrealized appreciation (depreciation)	(17,199,595)	(6,159,271)	(33,300,126)	(31,906,411)

Net realized and unrealized gain (loss)	118,397,331	564,455	46,106,559	45,073,212

Net increase (decrease) in net assets resulting from operations	$188,222,904	$2,040,191	$51,951,513	$49,009,628

(a) Withholding tax:	$4,883,255	$126,140	$1,528	$10,720

(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$2,099,831	$1,458	$—	$—

(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(324,511)	$(1,274)	$—	$—

* Period from February 8, 2022 (commencement of operations) through February 28, 2022.

** Includes $44,625 of legal fees which are contingent in nature and attributed to EU tax reclaims (Note 2).

*** Includes $24,074 of pricing related fees.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund(a)		Emerging Domestic Opportunities Fund(a)
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$4,209,151	$2,313,784	$5,959,918	$7,624,834

Net realized gain (loss)	63,585,403	33,276,767	6,464,490	92,893,737

Change in net unrealized appreciation (depreciation)	(58,326,785)	71,640,346	(140,829,482)	152,551,097

Net increase (decrease) in net assets from operations	9,467,769	107,230,897	(128,405,074)	253,069,668

Distributions to shareholders:

Class II	—	—	(19,585,057)	(1,859,130)

Class III	(39,431,752)	(9,171,238)	—	(84,526)*

Class V	—	—	(40,195,516)	(5,157,641)

Class R6	(13,530,453)	(2,822,175)	—	—

Class I	(30,161,491)	(1,789,912)	(1,037,354)	— **

Total distributions	(83,123,696)	(13,783,325)	(60,817,927)	(7,101,297)

Net share transactions (Note 9):

Class II	—	—	(10,423,150)	(60,686,694)

Class III	165,751,876	(6,186,295)	—	(97,209,926)*

Class V	—	—	(62,497,493)	(42,006,078)

Class R6	50,189,598	54,335,435	—	—

Class I	235,985,857	87,130,973	(3,642,128)	19,375,366 **

Increase (decrease) in net assets resulting from net share transactions	451,927,331	135,280,113	(76,562,771)	(180,527,332)

Total increase (decrease) in net assets	378,271,404	228,727,685	(265,785,772)	65,441,039

Net assets:

Beginning of period	351,881,466	123,153,781	1,026,306,573	960,865,534

End of period	$730,152,870	$351,881,466	$760,520,801	$1,026,306,573

(a) A plan of reorganization was completed on January 22, 2021.

* Class III liquidated on January 22, 2021.

** Period from January 22, 2021 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets ex-China Fund		Emerging Markets Fund(a)
	Period from October 18, 2021 (commencement of operations) through February 28, 2022		Year Ended February 28,
			2022		2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,920,797		$94,644,152		$78,474,906

Net realized gain (loss)	227,472		134,355,921		141,192,809

Change in net unrealized appreciation (depreciation)	(59,947,593)		(572,946,926)		413,173,731

Net increase (decrease) in net assets from operations	(56,799,324)		(343,946,853)		632,841,446

Distributions to shareholders:

Class II	—		(10,877,340)		(12,199,534)

Class III	(23,270	)*	(15,036,779)		(17,045,072)

Class V	—		—	***	(5,655,265)

Class VI	(2,297,709)		(65,952,879)		(76,765,259)

Class R6	—		(1,932,217)		(936,435	)****

Class I	(3	)**	(6,142,292)		(1,295,377)

Total distributions	(2,320,982)		(99,941,507)		(113,896,942)

Net share transactions (Note 9):

Class II	—		24,140,732		(168,183,437)

Class III	16,365,827	*	(166,371,558)		89,373,406

Class V	—		(315,869,299	)***	80,614,160

Class VI	339,851,236		(249,450,634)		(740,332,831)

Class R6	—		5,685,636		36,659,585	****

Class I	503	**	67,945,520		60,222,895

Increase (decrease) in net assets resulting from net share transactions	356,217,566		(633,919,603)		(641,646,222)

Total increase (decrease) in net assets	297,097,260		(1,077,807,963)		(122,701,718)

Net assets:

Beginning of period	—		3,012,540,351		3,135,242,069

End of period	$297,097,260		$1,934,732,388		$3,012,540,351

(a) A plan of reorganization was completed on January 22, 2021.

* Period from November 17, 2021 (commencement of operations) through February 28, 2022.

** Period from December 1, 2021 (commencement of operations) through February 28, 2022.

*** Class V liquidated on April 29, 2021.

**** Period from March 31, 2020 (commencement of operations) through February 28, 2021.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Fund		Japan Value Creation Fund
	Year Ended February 28,		Year Ended February 28, 2022		Period from September 14, 2020 (commencement of operations) through February 28, 2021
	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$84,376,014	$97,335,937	$3,126,596		$1,196,636

Net realized gain (loss)	211,671,131	50,571,653	20,528,456		6,318,091

Change in net unrealized appreciation (depreciation)	(177,873,927)	318,580,148	(25,642,038)		20,406,998

Net increase (decrease) in net assets from operations	118,173,218	466,487,738	(1,986,986)		27,921,725

Distributions to shareholders:

Class II	(366,324)	(236,321)	—		—

Class III	(24,543,676)	(20,929,248)	—	**	—

Class IV	(103,725,040)	(91,693,467)	—		—

Class VI	—	—	(24,444,217)		(2,070,899)

Class I	(143,501)*	—	(312,047	)***	—

Total distributions	(128,778,541)	(112,859,036)	(24,756,264)		(2,070,899)

Net share transactions (Note 9):

Class II	154,410	(5,323,954)	—		—

Class III	(64,863,064)	(100,462,179)	23,595,006	**	—

Class IV	(220,799,835)	(1,100,892,967)	—		—

Class VI	—	—	(4,444,830)		138,021,194

Class I	3,300,506 *	—	3,535,322	***	—

Increase (decrease) in net assets resulting from net share transactions	(282,207,983)	(1,206,679,100)	22,685,498		138,021,194

Total increase (decrease) in net assets	(292,813,306)	(853,050,398)	(4,057,752)		163,872,020

Net assets:

Beginning of period	2,194,563,675	3,047,614,073	163,872,020		—

End of period	$1,901,750,369	$2,194,563,675	$159,814,268		$163,872,020

* Period from May 24, 2021 (commencement of operations) through February 28, 2022.

** Period from December 30, 2021 (commencement of operations) through February 28, 2022.

*** Period from June 7, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	99

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Cyclicals Fund (formerly Cyclical Focus Fund)		Quality Fund(a)
	Year Ended February 28, 2022	Period from May 12, 2020 (commencement of operations) through February 28, 2021	Year Ended February 28,
			2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,195,501	$1,985,274	$97,006,929	$91,756,243

Net realized gain (loss)	16,586,147	17,779,535	511,445,075	799,447,332

Change in net unrealized appreciation (depreciation)	(5,437,374)	36,112,885	497,845,399	949,979,968

Net increase (decrease) in net assets from operations	14,344,274	55,877,694	1,106,297,403	1,841,183,543

Distributions to shareholders:

Class III	—	—	(208,459,284)	(448,796,803)

Class IV	—	—	(50,525,221)	(123,440,372)

Class VI	(29,159,128)	(7,515,852)	(211,183,341)	(317,805,859)

Class R6	—	—	(30,631,216)	(13,858,740)

Class I	(9,434)*	—	(28,062,487)	(21,984,988)

Total distributions	(29,168,562)	(7,515,852)	(528,861,549)	(925,886,762)

Net share transactions (Note 9):

Class III	—	—	(857,439,954)	(122,543,739)

Class IV	—	—	111,734,620	(221,988,939)

Class VI	14,291,719	93,626,955	839,898,152	70,585,435

Class R6	—	—	157,998,340	242,131,286

Class I	89,975 *	—	160,637,473	202,555,586

Increase (decrease) in net assets resulting from net share transactions	14,381,694	93,626,955	412,828,631	170,739,629

Total increase (decrease) in net assets	(442,594)	141,988,797	990,264,485	1,086,036,410

Net assets:

Beginning of period	141,988,797	—	7,368,905,098	6,282,868,688

End of period	$141,546,203	$141,988,797	$8,359,169,583	$7,368,905,098

(a) A plan of reorganization was completed on January 22, 2021.

* Period from July 16, 2021 (commencement of operations) through February 28, 2022.

100	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund(a)			Tax-Managed International Equities Fund
	Year Ended February 28,			Year Ended February 28,
	2022	2021		2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$69,825,573	$14,439,450		$1,475,736	$972,230

Net realized gain (loss)	135,596,926	61,197,799		6,723,726	2,843,717

Change in net unrealized appreciation (depreciation)	(17,199,595)	277,875,438		(6,159,271)	5,048,731

Net increase (decrease) in net assets from operations	188,222,904	353,512,687		2,040,191	8,864,678

Distributions to shareholders:

Class III	(29,937,354)	(13,864,334)		(5,390,526)	(882,340)

Class IV	(94,223,444)	(17,483,890)		—	—

Class VI	— *	—		—	—

Class R6	(3,478,525)	—	**	—	—

Class I	(55,077,833)	—	**	—	—

Total distributions	(182,717,156)	(31,348,224)		(5,390,526)	(882,340)

Net share transactions (Note 9):

Class III	138,203,591	(255,982,659)		(3,827,951)	(5,250,369)

Class IV	(167,410,013)	52,674,305		—	—

Class VI	866,735,067 *	—		—	—

Class R6	103,708,055	2,547,139	**	—	—

Class I	257,993,206	364,577,456	**	—	—

Increase (decrease) in net assets resulting from net share transactions	1,199,229,906	163,816,241		(3,827,951)	(5,250,369)

Total increase (decrease) in net assets	1,204,735,654	485,980,704		(7,178,286)	2,731,969

Net assets:

Beginning of period	998,816,258	512,835,554		38,959,560	36,227,591

End of period	$2,203,551,912	$998,816,258		$31,781,274	$38,959,560

(a) A plan of reorganization was completed on January 22, 2021.

* Period from February 8, 2022 (commencement of operations) through February 28, 2022.

** Period from January 22, 2021 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	101

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Small Cap Value Fund
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$5,844,954	$5,802,364	$3,936,416	$6,865,015

Net realized gain (loss)	79,406,685	40,584,781	76,979,623	40,908,019

Change in net unrealized appreciation (depreciation)	(33,300,126)	58,549,878	(31,906,411)	102,509,169

Net increase (decrease) in net assets from operations	51,951,513	104,937,023	49,009,628	150,282,203

Distributions to shareholders:

Class III	(17,687,300)	(8,735,355)	—	—

Class VI	(66,498,945)	(26,985,388)	(83,549,717)	(6,891,863)

Total distributions	(84,186,245)	(35,720,743)	(83,549,717)	(6,891,863)

Net share transactions (Note 9):

Class III	(24,924,349)	2,522,212	—	—

Class VI	171,434,661	(169,966,891)	(84,147,317)	(186,401,008)

Increase (decrease) in net assets resulting from net share transactions	146,510,312	(167,444,679)	(84,147,317)	(186,401,008)

Total increase (decrease) in net assets	114,275,580	(98,228,399)	(118,687,406)	(43,010,668)

Net assets:

Beginning of period	351,202,423	449,430,822	372,497,640	415,508,308

End of period	$465,478,003	$351,202,423	$253,810,234	$372,497,640

102	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares									Class R6 Shares
	Year Ended February 28/29,							Period from April 5, 2017 (commencement of operations) through February 28, 2018		Year Ended February 28,				Period from January 16, 2020 (commencement of operations) through February 29, 2020
	2022		2021		2020		2019			2022		2021
Net asset value, beginning of period	$34.39		$22.36		$22.04		$23.81	$20.00		$34.33		$22.36		$24.55

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.35		0.41		0.36	0.23		0.28		0.31		0.01
Net realized and unrealized gain (loss)	0.72		13.43		0.87		(1.61)	4.41		0.72		13.43		(2.20)

Total from investment operations	1.00		13.78		1.28		(1.25)	4.64		1.00		13.74		(2.19)

Less distributions to shareholders:
From net investment income	(0.57)		(0.30)		(0.45)		(0.26)	(0.22)		(0.57)		(0.32)		—
From net realized gains	(4.59)		(1.45)		(0.51)		(0.26)	(0.61)		(4.59)		(1.45)		—

Total distributions	(5.16)		(1.75)		(0.96)		(0.52)	(0.83)		(5.16)		(1.77)		—

Net asset value, end of period	$30.23		$34.39		$22.36		$22.04	$23.81		$30.17		$34.33		$22.36

Total Return(b)	2.91%		63.84%		5.66%		(5.22)%	23.28	%**	2.90%		63.71%		(8.92	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$306,996		$178,223		$121,062		$113,000	$26,694		$115,014		$74,961		$1,129
Net expenses to average daily net assets(c)	0.77%		0.77%		0.77%		0.75%	0.78	%*	0.77%		0.77%		0.77	%*
Net investment income (loss) to average daily net assets(a)	0.84%		1.39%		1.84%		1.61%	1.09	%*	0.84%		1.04%		0.40	%*
Portfolio turnover rate(d)	63%		84%		62%		29%	44	%**	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)	0.13	%(e)	0.16	%(e)	0.26%	0.73	%*	0.04	%(e)	0.11	%(e)	0.23	%(e)*

	Class I Shares
	Year Ended February 28,				Period from February 25, 2020 (commencement of operations) through February 29, 2020
	2022		2021
Net asset value, beginning of period	$34.33		$22.36		$23.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.21		0.01
Net realized and unrealized gain (loss)	0.73		13.53		(1.02)

Total from investment operations	0.97		13.74		(1.01)

Less distributions to shareholders:
From net investment income	(0.55)		(0.32)		—
From net realized gains	(4.59)		(1.45)		—

Total distributions	(5.14)		(1.77)		—

Net asset value, end of period	$30.16		$34.33		$22.36

Total Return(b)	2.81%		63.67%		(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$308,143		$98,697		$962
Net expenses to average daily net assets(c)	0.87%		0.87%		0.87	%*
Net investment income (loss) to average daily net assets(a)	0.72%		0.66%		1.93	%*
Portfolio turnover rate(d)	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e)	0.11	%(e)	0.43	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 140%, 145%, 173%, 121% and 174%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	103

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares										Class V Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2022		2021		2020		2019		2018		2022		2021		2020		2019		2018
Net asset value, beginning of period	$27.68		$21.14		$21.61		$28.86		$22.64		$27.66		$21.12		$21.60		$28.85		$22.62

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.17		0.40		0.24		0.25		0.18		0.20		0.43		0.28		0.29
Net realized and unrealized gain (loss)	(3.95)		6.53		0.18		(4.58)		6.33		(3.93)		6.53		0.17		(4.60)		6.33

Total from investment operations	(3.80)		6.70		0.58		(4.34)		6.58		(3.75)		6.73		0.60		(4.32)		6.62

Less distributions to shareholders:
From net investment income	(0.06)		(0.16)		(1.05)		(0.17)		(0.36)		(0.08)		(0.19)		(1.08)		(0.19)		(0.39)
From net realized gains	(1.86)		—		—		(2.74)		—		(1.86)		—		—		(2.74)		—

Total distributions	(1.92)		(0.16)		(1.05)		(2.91)		(0.36)		(1.94)		(0.19)		(1.08)		(2.93)		(0.39)

Net asset value, end of period	$21.96		$27.68		$21.14		$21.61		$28.86		$21.97		$27.66		$21.12		$21.60		$28.85

Total Return(b)	(14.13)%		31.76%		2.39%		(15.48)%		29.10%		(13.98)%		31.95%		2.50%		(15.37)%		29.31%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$238,702		$309,966		$292,418		$467,336		$700,211		$510,307		$697,864		$565,384		$755,613		$1,280,851
Net expenses to average daily net assets(c)	1.06%		1.03%		1.03%		1.04%		1.06%		0.92%		0.90%		0.89%		0.90%		0.92%
Net investment income (loss) to average daily net assets(a)	0.56%		0.73%		1.81%		1.00%		0.96%		0.70%		0.87%		1.94%		1.19%		1.09%
Portfolio turnover rate	190	%(d)	216	%(d)	186	%(d)	238	%(d)	201	%(d)	190	%(d)	216	%(d)	186	%(d)	238	%(d)	201	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%		0.02%		0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.05		$0.05		$0.03		$—		$—		$0.04		$0.05		$0.03

	Class I Shares
	Year Ended February 28, 2022		Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$27.67		$28.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.02
Net realized and unrealized gain (loss)	(3.94)		(1.23)

Total from investment operations	(3.79)		(1.21)

Less distributions to shareholders:
From net investment income	(0.07)		—
From net realized gains	(1.86)		—

Total distributions	(1.93)		—

Net asset value, end of period	$21.95		$27.67

Total Return(b)	(14.12)%		(4.19	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,512		$18,476
Net expenses to average daily net assets(c)	1.09%		1.04	%*
Net investment income (loss) to average daily net assets(a)	0.57%		0.82	%*
Portfolio turnover rate	190	%(d)	216	%(d)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e)	0.08	%(e)*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 215%, 236%, 235%, 254% and 254%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

104	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares		Class VI Shares		Class I Shares
	Period from November 17, 2021 (commencement of operations) through February 28, 2022		Period from October 18, 2021 (commencement of operations) through February 28, 2022		Period from December 1, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$20.00		$20.00		$19.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.17		0.12
Net realized and unrealized gain (loss)	(3.37)		(3.38)		(2.69)

Total from investment operations	(3.22)		(3.21)		(2.57)

Less distributions to shareholders:
From net investment income	(0.13)		(0.13)		(0.13)

Total distributions	(0.13)		(0.13)		(0.13)

Net asset value, end of period	$16.65		$16.66		$16.64

Total Return(b)	(16.20	)%**	(16.15	)%**	(13.38	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,810		$282,287		$0	(e)
Net expenses to average daily net assets(c)	0.80	%*	0.67	%*	0.93	%*
Net investment income (loss) to average daily net assets(a)	2.52	%*	2.36	%*	2.54	%*
Portfolio turnover rate(d)	43	%**	43	%**	43	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%*	0.20	%*	0.19	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2022, including transactions in USTF, was 43% of the average value of its portfolio.

(e)	Rounds to less than $1,000.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	105

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2022	2021		2020		2019		2018		2022	2021		2020		2019		2018
Net asset value, beginning of period	$36.70	$30.75		$32.23		$36.42		$29.98		$36.81	$30.84		$32.32		$36.51		$30.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.21	0.86		1.13		1.01		0.75		1.27	0.76		1.21		1.01		0.72
Net realized and unrealized gain (loss)	(6.58)	6.36		(1.02)		(4.22)		6.58		(6.64)	6.51		(1.09)		(4.21)		6.64

Total from investment operations	(5.37)	7.22		0.11		(3.21)		7.33		(5.37)	7.27		0.12		(3.20)		7.36

Less distributions to shareholders:
From net investment income	(1.52)	(1.27)		(1.59)		(0.98)		(0.89)		(1.53)	(1.30)		(1.60)		(0.99)		(0.90)

Total distributions	(1.52)	(1.27)		(1.59)		(0.98)		(0.89)		(1.53)	(1.30)		(1.60)		(0.99)		(0.90)

Net asset value, end of period	$29.81	$36.70		$30.75		$32.23		$36.42		$29.91	$36.81		$30.84		$32.32		$36.51

Total Return(b)	(15.13)%	23.89%		(0.11)%		(8.57)%		24.66%		(15.08)%	23.99%		(0.08)%		(8.51)%		24.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$262,449	$291,833		$397,798		$451,720		$479,640		$267,177	$501,907		$333,779		$277,824		$390,827
Net expenses to average daily net assets(c)	0.92%	0.93%		0.93%		0.93%		0.96%		0.87%	0.88%		0.88%		0.88%		0.91%
Net investment income (loss) to average daily net assets(a)	3.34%	2.73%		3.44%		3.09%		2.25%		3.47%	2.36%		3.68%		3.08%		2.14%
Portfolio turnover rate	102%	102%		100	%(d)	98	%(d)	87	%(d)	102%	102%		100	%(d)	98	%(d)	87	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.07	%(e)	0.13	%(e)	0.13%		0.13%		0.01%	0.04	%(e)	0.11	%(e)	0.11%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$0.02		$0.08		$0.11		$—	$—		$0.02		$0.08		$0.11

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 123%, 128% and 117%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

106	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares									Class R6 Shares
	Year Ended February 28/29,									Year Ended February 28, 2022	Period from March 31, 2020 (commencement of operations) through February 28, 2021
	2022	2021		2020		2019		2018
Net asset value, beginning of period	$36.41	$30.52		$32.00		$36.16		$29.77		$36.67	$26.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.33	0.87		1.23		1.06		0.78		1.15	0.72
Net realized and unrealized gain (loss)	(6.59)	6.36		(1.07)		(4.19)		6.56		(6.51)	11.20

Total from investment operations	(5.26)	7.23		0.16		(3.13)		7.34		(5.36)	11.92

Less distributions to shareholders:
From net investment income	(1.59)	(1.34)		(1.64)		(1.03)		(0.95)		(1.53)	(1.30)

Total distributions	(1.59)	(1.34)		(1.64)		(1.03)		(0.95)		(1.53)	(1.30)

Net asset value, end of period	$29.56	$36.41		$30.52		$32.00		$36.16		$29.78	$36.67

Total Return(b)	(14.98)%	24.11%		0.05%		(8.39)%		24.90%		(15.13)%	46.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,244,914	$1,787,607		$2,182,893		$2,685,798		$3,575,505		$40,197	$43,664
Net expenses to average daily net assets(c)	0.74%	0.75%		0.75%		0.75%		0.78%		0.93%	0.93	%*
Net investment income (loss) to average daily net assets(a)	3.69%	2.75%		3.76%		3.25%		2.36%		3.18%	2.39	%*
Portfolio turnover rate	102%	102%		100	%(d)	98	%(d)	87	%(d)	102%	102	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.08	%(e)	0.15	%(e)	0.14%		0.14%		0.03%	0.05	%(e)*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$0.02		$0.08		$0.11		$—	$—

	Class I Shares
	Year Ended February 28,			Period from January 14, 2020 (commencement of operations) through February 29, 2020
	2022	2021
Net asset value, beginning of period	$36.66	$30.75		$35.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.13	0.52		0.00	(f)
Net realized and unrealized gain (loss)	(6.52)	6.68		(4.54)

Total from investment operations	(5.39)	7.20		(4.54)

Less distributions to shareholders:
From net investment income	(1.52)	(1.29)		—

Total distributions	(1.52)	(1.29)		—

Net asset value, end of period	$29.75	$36.66		$30.75

Total Return(b)	(15.20)%	23.83%		(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,995	$79,824		$16,158
Net expenses to average daily net assets(c)	0.98%	0.98%		0.94	%*
Net investment income (loss) to average daily net assets(a)	3.14%	1.55%		(0.05	)%*
Portfolio turnover rate	102%	102%		100	%(d)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%	0.10	%(e)	0.19	%(e)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 123%, 128% and 117%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	107

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares										Class III Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2022		2021		2020		2019		2018		2022		2021		2020		2019		2018
Net asset value, beginning of period	$23.04		$19.83		$20.08		$23.63		$20.18		$23.32		$20.09		$20.33		$23.92		$20.41

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.91	(b)	0.75	(c)	0.72		0.57		0.41		0.96	(b)	0.75	(c)	0.70		0.57		0.61
Net realized and unrealized gain (loss)	0.26		3.46		(0.22)		(3.45)		3.78		0.25		3.51		(0.17)		(3.47)		3.64

Total from investment operations	1.17		4.21		0.50		(2.88)		4.19		1.21		4.26		0.53		(2.90)		4.25

Less distributions to shareholders:
From net investment income	(1.51)		(1.00)		(0.75)		(0.67)		(0.74)		(1.53)		(1.03)		(0.77)		(0.69)		(0.74)

Total distributions	(1.51)		(1.00)		(0.75)		(0.67)		(0.74)		(1.53)		(1.03)		(0.77)		(0.69)		(0.74)

Net asset value, end of period	$22.70		$23.04		$19.83		$20.08		$23.63		$23.00		$23.32		$20.09		$20.33		$23.92

Total Return(d)	5.00	%(e)	21.58	%(f)	2.19%		(12.07)%		20.85%		5.08	%(e)	21.60	%(f)	2.29%		(12.02)%		20.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,615		$5,546		$10,802		$18,202		$23,736		$358,775		$423,332		$452,165		$507,195		$485,782
Net expenses to average daily net assets(g)	0.74%		0.73%		0.73%		0.73%		0.72%		0.67%		0.66%		0.66%		0.66%		0.65%
Net investment income (loss) to average daily net assets(a)	3.69	%(b)	3.82	%(c)	3.52%		2.64%		1.77%		3.84	%(b)	3.70	%(c)	3.36%		2.64%		2.68%
Portfolio turnover rate	64%		48%		46	%(h)	41	%(h)	45	%(h)	64%		48%		46	%(h)	41	%(h)	45	%(h)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%		0.03	%(i)	0.02%		0.04%		0.03%		0.03%		0.03	%(i)	0.02%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $12,515, $861,919, $3,699,861 and $2,264 in Class II, III, IV and I, respectively, related to income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 3.48%, 3.63%, 3.67% and 1.63% in Class II, III, IV and I, respectively (Note 2).

(c)

Net investment income per share includes approximately $69,807, $6,194,610 and $27,980,578 in Class II, III and IV, respectively, related to income received for EU reclaims, net of IRS closing agreement fees, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 2.62%, 2.30%, and 2.49% in Class II, III and IV, respectively (See Note 2).

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.21% to each class’s total return (Note 2).

(f)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF as 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

108	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares										Class I Shares
	Year Ended February 28/29,										Period from May 24, 2021 (commencement of operations) through February 28, 2022
	2022		2021		2020		2019		2018
Net asset value, beginning of period	$23.28		$20.05		$20.29		$23.87		$20.38		$25.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.96	(b)	0.77	(c)	0.74		0.63		0.56		0.44	(b)
Net realized and unrealized gain (loss)	0.26		3.50		(0.20)		(3.51)		3.69		(2.05)

Total from investment operations	1.22		4.27		0.54		(2.88)		4.25		(1.61)

Less distributions to shareholders:
From net investment income	(1.54)		(1.04)		(0.78)		(0.70)		(0.76)		(1.10)

Total distributions	(1.54)		(1.04)		(0.78)		(0.70)		(0.76)		(1.10)

Net asset value, end of period	$22.96		$23.28		$20.05		$20.29		$23.87		$23.08

Total Return(d)	5.16	%(e)	21.71	%(f)	2.34%		(11.95)%		20.98%		(6.27	)%(g)**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,534,339		$1,765,686		$2,584,648		$3,156,760		$4,558,167		$3,021
Net expenses to average daily net assets(h)	0.61%		0.60%		0.60%		0.60%		0.59%		0.89	%*
Net investment income (loss) to average daily net assets(a)	3.88	%(b)	3.81	%(c)	3.53%		2.89%		2.45%		2.35	%(b)*
Portfolio turnover rate	64%		48%		46	%(i)	41	%(i)	45	%(i)	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%		0.03	%(j)	0.02%		0.04%		0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $12,515, $861,919, $3,699,861 and $2,264 in Class II, III, IV and I, respectively, related to income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 3.48%, 3.63%, 3.67% and 1.63% in Class II, III, IV and I, respectively (Note 2).

(c)

Net investment income per share includes approximately $69,807, $6,194,610 and $27,980,578 in Class II, III and IV, respectively, related to income received for EU reclaims, net of IRS closing agreement fees, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 2.62%, 2.30%, and 2.49% in Class II, III and IV, respectively (See Note 2).

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.21% to each class’s total return (Note 2).

(f)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (See Note 2).
(g)

EU tax reclaim payments and related interest received during the period, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(h)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF as 65%, 54% and 61%, respectively, of the average value of its portfolio.

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	109

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares		Class VI Shares			Class I Shares
	Period from December 30, 2021 (commencement of operations) through February 28, 2022		Year Ended February 28, 2022	Period from September 14, 2020 (commencement of operations) through February 28, 2021		Period from June 7, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$19.81		$23.47	$20.00		$24.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.03)		0.43	0.17		0.12
Net realized and unrealized gain (loss)	(0.07)		(0.71)	3.59		(1.91	)(c)

Total from investment operations	(0.10)		(0.28)	3.76		(1.79)

Less distributions to shareholders:
From net investment income	—		(1.50)	(0.28)		(1.49)
From net realized gains	—		(1.98)	(0.01)		(1.98)

Total distributions	—		(3.48)	(0.29)		(3.47)

Net asset value, end of period	$19.71		$19.71	$23.47		$19.69

Total Return(b)	(0.50	)%**	(1.45)%	18.82	%**	(7.43	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,673		$133,035	$163,872		$3,107
Net expenses to average daily net assets(d)	0.66	%*	0.57%	0.56	%*	0.77	%*
Net investment income (loss) to average daily net assets(a)	(0.55	)%*	1.90%	1.68	%*	0.79	%*
Portfolio turnover rate	47	%**	47%	28	%**	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%*	0.08%	0.23	%*	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

110	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND (formerly Cyclical Focus Fund)

	Class VI Shares			Class I Shares
	Year Ended February 28, 2022	Period from May 12, 2020 (commencement of operations) through February 28, 2021		Period from July 16, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$29.06	$20.00		$28.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.64	0.38		0.34
Net realized and unrealized gain (loss)	2.24	10.23		(0.05	)(b)

Total from investment operations	2.88	10.61		0.29

Less distributions to shareholders:
From net investment income	(0.84)	(0.60)		(0.47)
From net realized gains	(5.33)	(0.95)		(2.51)

Total distributions	(6.17)	(1.55)		(2.98)

Net asset value, end of period	$25.77	$29.06		$25.76

Total Return(c)	10.22%	53.56	%**	1.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141,465	$141,989		$81
Net expenses to average daily net assets(d)	0.40%	0.40	%*	0.59	%*
Net investment income (loss) to average daily net assets(a)	2.20%	1.92	%*	1.92	%*
Portfolio turnover rate(e)	22%	65	%**	22	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%	0.20	%*	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022 and February 28, 2021, including transactions in USTF was 27% and 70%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	111

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares								Class IV Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2022		2021		2020		2019	2018	2022		2021		2020		2019	2018
Net asset value, beginning of period	$25.98		$22.77		$22.28		$25.13	$22.05	$26.04		$22.82		$22.32		$25.17	$22.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.33	(b)	0.32		0.35		0.35	0.36	0.32	(b)	0.34		0.37		0.36	0.37
Net realized and unrealized gain (loss)	3.56		6.37		2.15		1.21	4.70	3.60		6.37		2.14		1.22	4.70

Total from investment operations	3.89		6.69		2.50		1.56	5.06	3.92		6.71		2.51		1.58	5.07

Less distributions to shareholders:
From net investment income	(0.32)		(0.35)		(0.36)		(0.39)	(0.41)	(0.33)		(0.36)		(0.36)		(0.41)	(0.41)
From net realized gains	(1.50)		(3.13)		(1.65)		(4.02)	(1.57)	(1.50)		(3.13)		(1.65)		(4.02)	(1.57)

Total distributions	(1.82)		(3.48)		(2.01)		(4.41)	(1.98)	(1.83)		(3.49)		(2.01)		(4.43)	(1.98)

Net asset value, end of period	$28.05		$25.98		$22.77		$22.28	$25.13	$28.13		$26.04		$22.82		$22.32	$25.17

Total Return(c)	14.71	%(d)	30.83%		10.64%		6.86%	23.32%	14.79	%(d)	30.86%		10.70%		6.91%	23.37%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,996,330		$3,519,473		$3,195,240		$3,065,461	$3,524,103	$912,163		$750,632		$852,866		$1,139,024	$957,900
Net expenses to average daily net assets(e)	0.48%		0.48%		0.48%		0.48%	0.48%	0.44%		0.44%		0.44%		0.44%	0.44%
Net investment income (loss) to average daily net assets(a)	1.12	%(b)	1.33%		1.44%		1.42%	1.48%	1.08	%(b)	1.37%		1.52%		1.46%	1.53%
Portfolio turnover rate(f)	18%		28%		17%		18%	10%	18%		28%		17%		18%	10%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%	0.02%

	Class VI Shares								Class R6 Shares
	Year Ended February 28/29,								Year Ended February 28,				Period from November 12, 2019 (commencement of operations) through February 29, 2020
	2022		2021		2020		2019	2018	2022		2021
Net asset value, beginning of period	$25.98		$22.77		$22.28		$25.13	$22.05	$25.96		$22.76		$25.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34	(b)	0.35		0.37		0.38	0.38	0.32	(b)	0.30		0.10
Net realized and unrealized gain (loss)	3.60		6.37		2.15		1.21	4.70	3.57		6.39		(0.83)

Total from investment operations	3.94		6.72		2.52		1.59	5.08	3.89		6.69		(0.73)

Less distributions to shareholders:
From net investment income	(0.36)		(0.38)		(0.38)		(0.42)	(0.43)	(0.33)		(0.36)		(0.32)
From net realized gains	(1.50)		(3.13)		(1.65)		(4.02)	(1.57)	(1.50)		(3.13)		(1.40)

Total distributions	(1.86)		(3.51)		(2.03)		(4.44)	(2.00)	(1.83)		(3.49)		(1.72)

Net asset value, end of period	$28.06		$25.98		$22.77		$22.28	$25.13	$28.02		$25.96		$22.76

Total Return(c)	14.86	%(d)	30.95%		10.73%		6.96%	23.43%	14.71	%(d)	30.81%		(3.39	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,461,580		$2,465,066		$2,077,277		$2,227,287	$3,561,976	$507,232		$330,287		$77,375
Net expenses to average daily net assets(e)	0.39%		0.39%		0.39%		0.39%	0.39%	0.48%		0.48%		0.49	%*
Net investment income (loss) to average daily net assets(a)	1.16	%(b)	1.41%		1.55%		1.54%	1.57%	1.07	%(b)	1.22%		1.31	%*
Portfolio turnover rate(f)	18%		28%		17%		18%	10%	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $6,233,641, $1,577,219, $5,862,655, $822,832 and $779,657 in Class III, IV, VI, R6 and I, respectively, related to income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 0.94%, 0.91%, 0.99%, 0.89% and 0.79% in Class III, IV, VI, R6 and I, respectively (Note 2).

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.20% to each class’s total return (Note 2).

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 18%, 28%, 17%, 20% and 23%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

112	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
	Year Ended February 28,				Period from September 26, 2019 (commencement of operations) through February 29, 2020
	2022		2021
Net asset value, beginning of period	$25.93		$22.75		$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28	(b)	0.28		0.12
Net realized and unrealized gain (loss)	3.58		6.37		0.39

Total from investment operations	3.86		6.65		0.51

Less distributions to shareholders:
From net investment income	(0.30)		(0.34)		(0.31)
From net realized gains	(1.50)		(3.13)		(1.40)

Total distributions	(1.80)		(3.47)		(1.71)

Net asset value, end of period	$27.99		$25.93		$22.75

Total Return(c)	14.62	%(d)	30.66%		1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$481,865		$303,447		$80,110
Net expenses to average daily net assets(e)	0.58%		0.58%		0.57	%*
Net investment income (loss) to average daily net assets(a)	0.96	%(b)	1.12%		1.13	%*
Portfolio turnover rate(f)	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(g)	0.02	%(g)	0.02	%(g)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $6,233,641, $1,577,219, $5,862,655, $822,832 and $779,657 in Class III, IV, VI, R6 and I, respectively, related to income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 0.94%, 0.91%, 0.99%, 0.89% and 0.79% in Class III, IV, VI, R6 and I, respectively (Note 2).

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.20% to each class’s total return (Note 2).

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 18%, 28%, 17%, 20% and 23%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	113

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2022	2021		2020		2019		2018		2022	2021		2020		2019		2018
Net asset value, beginning of period	$27.81	$18.11		$20.31		$20.88		$17.31		$27.73	$18.06		$20.24		$20.81		$17.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.54	0.48		0.65		0.54		0.33		1.79	0.47		0.68		0.62		0.38
Net realized and unrealized gain (loss)	2.00	10.13		(2.22)		(0.37)		4.02		1.76	10.12		(2.22)		(0.46)		3.97

Total from investment operations	3.54	10.61		(1.57)		0.17		4.35		3.55	10.59		(1.54)		0.16		4.35

Less distributions to shareholders:
From net investment income	(1.35)	(0.47)		(0.63)		(0.74)		(0.78)		(1.37)	(0.48)		(0.64)		(0.73)		(0.79)
From net realized gains	(1.61)	(0.44)		—		—		—		(1.61)	(0.44)		—		—		—

Total distributions	(2.96)	(0.91)		(0.63)		(0.74)		(0.78)		(2.98)	(0.92)		(0.64)		(0.73)		(0.79)

Net asset value, end of period	$28.39	$27.81		$18.11		$20.31		$20.88		$28.30	$27.73		$18.06		$20.24		$20.81

Total Return(b)	13.29%	59.36%		(8.14)%		0.99%		26.00%		13.34%	59.42%		(8.03)%		0.98%		26.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,225	$96,091		$201,320		$169,523		$54,037		$383,353	$531,006		$311,515		$336,954		$296,196
Net expenses to average daily net assets(c)	0.71%	0.72%		0.73%		0.74	%(d)	0.76	%(d)	0.65%	0.67%		0.68%		0.70	%(d)	0.71	%(d)
Net investment income (loss) to average daily net assets(a)	5.32%	2.44%		3.24%		2.68%		1.77%		6.21%	2.33%		3.40%		3.06%		2.04%
Portfolio turnover rate(e)	60%	86%		37%		35%		48%		60%	86%		37%		35%		48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	0.00	%(f)(g)	0.00	%(f)(g)	—		0.06%		—	0.00	%(f)(g)	0.00	%(f)(g)	—		0.06%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—		$0.01		$0.02		$0.05		$—	$—		$0.01		$0.02		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 60%, 89%, 101%, 69% and 85%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

114	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares		Class R6 Shares			Class I Shares
	Period from February 8, 2022 (commencement of operations) through February 28, 2022		Year Ended February 28, 2022	Period from January 22, 2021 (commencement of operations) through February 28, 2021		Year Ended February 28, 2022	Period from January 22, 2021 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$29.11		$27.82	$27.44		$27.81	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.57)		(0.06)	0.03		1.25	0.02
Net realized and unrealized gain (loss)	(0.24	)(h)	3.59	0.35		2.27	0.35

Total from investment operations	(0.81)		3.53	0.38		3.52	0.37

Less distributions to shareholders:
From net investment income	—		(1.37)	—		(1.33)	—
From net realized gains	—		(1.61)	—		(1.61)	—

Total distributions	—		(2.98)	—		(2.94)	—

Net asset value, end of period	$28.30		$28.37	$27.82		$28.39	$27.81

Total Return(b)	(2.78	)%**	13.25%	1.38	%**	13.19%	1.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$842,698		$105,086	$2,617		$633,189	$369,102
Net expenses to average daily net assets(c)	0.74	%*	0.74%	0.71	%*	0.81%	0.81	%*
Net investment income (loss) to average daily net assets(a)	(35.65	)%*	(0.20)%	0.98	%*	4.32%	0.74	%*
Portfolio turnover rate(e)	60	%**	60%	86	%**	60%	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—		—	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$—	$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 60%, 89%, 101%, 69% and 85%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
(h)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	115

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2022		2021		2020		2019	2018
Net asset value, beginning of period	$15.98		$13.57		$13.82		$17.00	$14.28

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.63	(b)	0.34		0.46		0.37	0.38
Net realized and unrealized gain (loss)	0.14		2.42		(0.10)		(2.63)	2.84

Total from investment operations	0.77		2.76		0.36		(2.26)	3.22

Less distributions to shareholders:
From net investment income	(0.76)		(0.35)		(0.61)		(0.39)	(0.50)
From net realized gains	(1.69)		—		—		(0.53)	—

Total distributions	(2.45)		(0.35)		(0.61)		(0.92)	(0.50)

Net asset value, end of period	$14.30		$15.98		$13.57		$13.82	$17.00

Total Return(c)	4.77	%(d)	20.53%		2.31%		(13.50)%	22.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,781		$38,960		$36,228		$48,739	$68,782
Net expenses to average daily net assets(e)	0.84	%(f)	0.73%		0.80%		0.79%	0.70%
Net investment income (loss) to average daily net assets(a)	3.78	%(b)	2.47%		3.28%		2.47%	2.35%
Portfolio turnover rate(g)	86%		75%		52%		63%	43%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.60	%(h)	0.54	%(h)	0.54	%(h)	0.54%	0.34%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes approximately $61,519 in Class III related to income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings. Excluding this amount, the net investment income to average daily net assets ratio would have been 3.62% (Note 2).

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.14% to each class’s total return (Note 2).

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019, and February 28, 2018, including transactions in USTF, was 107%, 77%, 65%, 117%, and 80%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

116	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares									Class VI Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2022		2021		2020		2019		2018	2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.39		$11.89		$13.07		$15.41		$15.14	$14.25		$11.78		$12.97		$15.31		$15.06

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.18		0.22		0.23		0.27	0.22		0.19		0.23		0.24		0.29
Net realized and unrealized gain (loss)	2.13		3.56		0.21		(0.04	)(b)	1.73	2.11		3.53		0.20		(0.04	)(b)	1.71

Total from investment operations	2.34		3.74		0.43		0.19		2.00	2.33		3.72		0.43		0.20		2.00

Less distributions to shareholders:
From net investment income	(0.19)		(0.21)		(0.32)		(0.26)		(0.28)	(0.21)		(0.22)		(0.33)		(0.27)		(0.30)
From net realized gains	(2.85)		(1.03)		(1.29)		(2.27)		(1.45)	(2.85)		(1.03)		(1.29)		(2.27)		(1.45)

Total distributions	(3.04)		(1.24)		(1.61)		(2.53)		(1.73)	(3.06)		(1.25)		(1.62)		(2.54)		(1.75)

Net asset value, end of period	$13.69		$14.39		$11.89		$13.07		$15.41	$13.52		$14.25		$11.78		$12.97		$15.31

Total Return(c)	15.80%		33.74%		2.51%		1.94%		13.76%	15.89%		33.92%		2.53%		2.05%		13.84%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,646		$105,656		$83,738		$131,198		$77,297	$384,832		$245,547		$365,693		$758,714		$1,200,008
Net expenses to average daily net assets(d)	0.46%		0.47%		0.46%		0.46%		0.46%	0.37%		0.37%		0.37%		0.37%		0.37%
Net investment income (loss) to average daily net assets(a)	1.34%		1.47%		1.64%		1.62%		1.78%	1.42%		1.56%		1.75%		1.68%		1.88%
Portfolio turnover rate(e)	94%		66%		72%		89%		79%	94%		66%		72%		89%		79%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%		0.02%	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 115%, 81%, 88%, 105% and 100%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	117

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Year Ended February 28,				Period from July 2, 2019 (commencement of operations) through February 29, 2020
	2022		2021
Net asset value, beginning of period	$24.99		$18.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.33		0.30		0.23
Net realized and unrealized gain (loss)	2.89		6.96		(1.99)

Total from investment operations	3.22		7.26		(1.76)

Less distributions to shareholders:
From net investment income	(0.39)		(0.33)		(0.18)
From net realized gains	(8.08)		—		—

Total distributions	(8.47)		(0.33)		(0.18)

Net asset value, end of period	$19.74		$24.99		$18.06

Total Return(b)	13.21%		40.64%		(8.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$253,810		$372,498		$415,508
Net expenses to average daily net assets(c)	0.42%		0.41%		0.44	%*
Net investment income (loss) to average daily net assets(a)	1.32%		1.67%		1.69	%*
Portfolio turnover rate(d)	62%		86%		56	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021 and February 29, 2020, including transactions in USTF, was 71%, 98% and 69%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

118	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2022

1.	Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets ex-China Fund (commenced operations on October 18, 2021), Emerging Markets Fund, International Equity Fund, Japan Value Creation Fund, Quality Cyclicals Fund (formerly Cyclical Focus Fund), Quality Fund, Resources Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Domestic Opportunities Fund	Not Applicable	Total return
Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of benchmark
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Japan Value Creation Fund	Not Applicable	Total return
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Not Applicable	Total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

Tax-Managed International Equities Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be

119

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

120

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2022:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$7,954,063	$—	$—	$7,954,063
Australia	—	7,903,818	—	7,903,818
Belgium	—	493,429	—	493,429
Brazil	—	10,415,389	—	10,415,389
Canada	80,941,559	—	—	80,941,559
China	2,962,432	29,750,330	—	32,712,762
Denmark	—	5,003,655	—	5,003,655
Finland	—	6,281,550	—	6,281,550
France	—	31,313,280	—	31,313,280
Germany	—	7,594,506	—	7,594,506
India	—	449,798	—	449,798
Japan	—	33,340,601	—	33,340,601
Mexico	18,395,969	—	—	18,395,969
Netherlands	—	5,532,902	—	5,532,902
Norway	—	12,002,370	—	12,002,370
Pakistan	—	765,469	—	765,469
Philippines	—	737,408	—	737,408
Russia	—	12,896,283	—	12,896,283
South Korea	—	22,571,215	—	22,571,215
Spain	—	13,605,295	—	13,605,295
Switzerland	—	3,834,836	—	3,834,836
Thailand	—	1,275,718	—	1,275,718
Ukraine	—	1,616,678	—	1,616,678
United Kingdom	—	12,664,190	—	12,664,190
United States	384,293,617	—	—	384,293,617

TOTAL COMMON STOCKS	494,547,640	220,048,720	—	714,596,360

121

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Chile	$12,623,041	$—	$—	$12,623,041

TOTAL PREFERRED STOCKS	12,623,041	—	—	12,623,041

Mutual Funds
United States	58,977,551	—	—	58,977,551

TOTAL MUTUAL FUNDS	58,977,551	—	—	58,977,551

Short-Term Investments	1,374,129	—	—	1,374,129

Total Investments	567,522,361	220,048,720	—	787,571,081

Total	$567,522,361	$220,048,720	$—	$787,571,081

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$20,804,668	$—	$20,804,668
China	2,225,930	184,207,995	—	186,433,925
Greece	—	9,432,774	—	9,432,774
Hong Kong	—	5,482,670	—	5,482,670
India	2,308,176	89,853,766	5,986,759	98,148,701
Indonesia	—	25,651,965	—	25,651,965
Malaysia	—	2,556,974	—	2,556,974
Mexico	24,408,154	—	—	24,408,154
Netherlands	—	2,967,121	—	2,967,121
Peru	468,875	—	—	468,875
Philippines	—	3,027,121	—	3,027,121
Poland	—	1,380,288	—	1,380,288
Qatar	—	10,877,575	—	10,877,575
Russia	—	2,509,548	911,572	3,421,120
Singapore	1,174,780	—	—	1,174,780
South Africa	—	20,655,224	—	20,655,224
South Korea	—	64,099,478	—	64,099,478
Switzerland	—	7,549,334	—	7,549,334
Taiwan	—	131,021,139	—	131,021,139
Thailand	—	12,431,961	—	12,431,961
United Arab Emirates	—	6,641,146	—	6,641,146
United States	18,948,384	—	—	18,948,384
Vietnam	—	10,507,613	—	10,507,613

TOTAL COMMON STOCKS	49,534,299	611,658,360	6,898,331	668,090,990

Preferred Stocks
Brazil	—	1,712,499	—	1,712,499

TOTAL PREFERRED STOCKS	—	1,712,499	—	1,712,499

Investment Funds
Brazil	7,600,879	—	—	7,600,879
Russia	3,822,455	—	—	3,822,455
Saudi Arabia	31,229,277	—	—	31,229,277

TOTAL INVESTMENT FUNDS	42,652,611	—	—	42,652,611

Mutual Funds
United States	2,331,522	—	—	2,331,522

TOTAL MUTUAL FUNDS	2,331,522	—	—	2,331,522

122

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$35,593,444	$—	$—	$35,593,444

Total Investments	130,111,876	613,370,859	6,898,331	750,381,066

Total	$130,111,876	$613,370,859	$6,898,331	$750,381,066

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$3,990,142	$2,038,402	$—	$6,028,544
Chile	484,670	1,250,938	—	1,735,608
Czech Republic	—	684,185	—	684,185
Egypt	—	1,362,368	—	1,362,368
Hungary	—	804,412	—	804,412
India	12,093,851	991,427	—	13,085,278
Indonesia	—	7,457,845	—	7,457,845
Malaysia	—	71,364	—	71,364
Mexico	34,720,163	—	—	34,720,163
Peru	952,875	—	—	952,875
Philippines	—	1,168,524	—	1,168,524
Poland	—	1,084,250	—	1,084,250
Russia	—	18,344,198	949,755	19,293,953
South Africa	—	1,256,496	—	1,256,496
South Korea	433,036	70,183,601	—	70,616,637
Taiwan	25,714,503	82,547,073	—	108,261,576
Thailand	—	2,665,653	—	2,665,653
Turkey	—	3,103,029	—	3,103,029
United Kingdom	—	1,506,959	—	1,506,959

TOTAL COMMON STOCKS	78,389,240	196,520,724	949,755	275,859,719

Preferred Stocks
Brazil	1,094,884	12,034,625	—	13,129,509
Chile	297,810	21,726	—	319,536
Russia	—	1,500,088	—	1,500,088
Taiwan	—	74,678	—	74,678

TOTAL PREFERRED STOCKS	1,392,694	13,631,117	—	15,023,811

Investment Funds
United States	1,495,420	—	—	1,495,420

TOTAL INVESTMENT FUNDS	1,495,420	—	—	1,495,420

Mutual Funds
United States	4,374	—	—	4,374

TOTAL MUTUAL FUNDS	4,374	—	—	4,374

Short-Term Investments	3,200,372	—	—	3,200,372

Total Investments	84,482,100	210,151,841	949,755	295,583,696

Total	$84,482,100	$210,151,841	$949,755	$295,583,696

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,033,460	$—	$—	$2,033,460
Brazil	6,664,856	23,277,082	—	29,941,938

123

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Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Chile	$1,329,876	$2,867,738	$—	$4,197,614
China	37,332,645	522,959,972	358,312	560,650,929
Czech Republic	—	4,350,614	—	4,350,614
Egypt	—	418,544	—	418,544
Hungary	—	386,302	—	386,302
India	13,664,664	120,367,990	—	134,032,654
Indonesia	—	46,875,463	—	46,875,463
Kuwait	—	11,971,782	—	11,971,782
Malaysia	—	428,721	—	428,721
Mexico	108,521,487	—	—	108,521,487
Philippines	—	8,348,609	—	8,348,609
Poland	—	2,358,811	—	2,358,811
Qatar	—	9,365,338	—	9,365,338
Russia	—	94,091,428	2,870,861	96,962,289
South Africa	—	9,463,121	—	9,463,121
South Korea	—	236,205,367	—	236,205,367
Sri Lanka	—	712,685	—	712,685
Taiwan	4,987,736	449,888,320	—	454,876,056
Thailand	—	9,312,792	—	9,312,792
Turkey	—	15,566,726	—	15,566,726
United Arab Emirates	—	196,771	—	196,771
United Kingdom	—	12,137,300	—	12,137,300
Vietnam	—	209,455	—	209,455

TOTAL COMMON STOCKS	174,534,724	1,581,760,931	3,229,173	1,759,524,828

Preferred Stocks
Brazil	6,946,975	43,360,681	—	50,307,656
Chile	390,462	—	—	390,462
Colombia	597,063	—	—	597,063
Russia	—	23,599,896	—	23,599,896
South Korea	—	29,399,925	—	29,399,925
Taiwan	—	934,594	—	934,594

TOTAL PREFERRED STOCKS	7,934,500	97,295,096	—	105,229,596

Investment Funds
United States	29,179,288	—	—	29,179,288

TOTAL INVESTMENT FUNDS	29,179,288	—	—	29,179,288

Debt Obligations
United States	8,159,722	—	—	8,159,722

TOTAL DEBT OBLIGATIONS	8,159,722	—	—	8,159,722

Short-Term Investments	30,464,180	—	—	30,464,180

Total Investments	250,272,414	1,679,056,027	3,229,173	1,932,557,614

Derivatives^
Futures Contracts
Equity Risk	$—	$840,989	$—	$840,989

Total	$250,272,414	$1,679,897,016	$3,229,173	$1,933,398,603

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(6,332,907)	$—	$—	$(6,332,907)

Total	$(6,332,907)	$—	$—	$(6,332,907)

124

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Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$73,187,587	$—	$73,187,587
Belgium	—	31,748,705	—	31,748,705
Denmark	—	952,438	—	952,438
Finland	—	9,495,091	—	9,495,091
France	3,698,768	172,372,767	—	176,071,535
Germany	—	117,486,123	—	117,486,123
Hong Kong	—	43,961,819	—	43,961,819
Ireland	7,786,260	13,059,232	—	20,845,492
Italy	—	63,749,412	—	63,749,412
Japan	739,619	511,353,170	—	512,092,789
Malta	—	—	18	18
Netherlands	—	137,138,033	—	137,138,033
Norway	—	81,376,881	—	81,376,881
Portugal	—	14,129,083	—	14,129,083
Singapore	—	84,265,380	—	84,265,380
Spain	—	85,111,104	—	85,111,104
Sweden	—	6,978,719	—	6,978,719
Switzerland	1,591,772	118,559,553	—	120,151,325
United Kingdom	18,167,905	296,890,257	—	315,058,162

TOTAL COMMON STOCKS	31,984,324	1,861,815,354	18	1,893,799,696

Preferred Stocks
Germany	—	6,266,606	—	6,266,606

TOTAL PREFERRED STOCKS	—	6,266,606	—	6,266,606

Short-Term Investments	78,152,745	—	—	78,152,745

Total Investments	110,137,069	1,868,081,960	18	1,978,219,047

Total	$110,137,069	$1,868,081,960	$18	$1,978,219,047

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$153,270,272	$—	$153,270,272
Short-Term Investments	7,731,157	—	—	7,731,157

Total Investments	7,731,157	153,270,272	—	161,001,429

Total	$7,731,157	$153,270,272	$—	$161,001,429

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
Asset Valuation Inputs
Common Stocks
Brazil	$—	$1,086,336	$—	$1,086,336
Canada	8,569,886	—	—	8,569,886
China	—	3,788,933	—	3,788,933
Finland	—	2,206,901	—	2,206,901
France	—	11,482,954	—	11,482,954
Germany	—	2,607,692	—	2,607,692
Hong Kong	—	1,543,303	—	1,543,303
Ireland	439,023	3,487,812	—	3,926,835
Mexico	9,601,908	—	—	9,601,908
Russia	—	910,027	—	910,027

125

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Quality Cyclicals Fund (formerly Cyclical Focus Fund) (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$6,018,719	$—	$6,018,719
United Kingdom	—	15,211,606	—	15,211,606
United States	70,424,465	—	—	70,424,465

TOTAL COMMON STOCKS	89,035,282	48,344,283	—	137,379,565

Preferred Stocks
Brazil	—	3,559,990	—	3,559,990

TOTAL PREFERRED STOCKS	—	3,559,990	—	3,559,990

Mutual Funds
United States	434,957	—	—	434,957

TOTAL MUTUAL FUNDS	434,957	—	—	434,957

Short-Term Investments	139,819	—	—	139,819

Total Investments	89,610,058	51,904,273	—	141,514,331

Total	$89,610,058	$51,904,273	$—	$141,514,331

Quality Fund
Asset Valuation Inputs
Common Stocks
China	$—	$136,590,092	$—	$136,590,092
France	—	314,428,126	—	314,428,126
Germany	—	247,994,772	—	247,994,772
Spain	—	47,286,416	—	47,286,416
Switzerland	—	307,083,511	—	307,083,511
Taiwan	—	292,066,955	—	292,066,955
United Kingdom	—	386,713,403	—	386,713,403
United States	6,537,153,488	—	—	6,537,153,488

TOTAL COMMON STOCKS	6,537,153,488	1,732,163,275	—	8,269,316,763

Mutual Funds
United States	5,788,348	—	—	5,788,348

TOTAL MUTUAL FUNDS	5,788,348	—	—	5,788,348

Short-Term Investments	71,448,712	—	—	71,448,712

Total Investments	6,614,390,548	1,732,163,275	—	8,346,553,823

Total	$6,614,390,548	$1,732,163,275	$—	$8,346,553,823

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$23,629,012	$—	$—	$23,629,012
Australia	—	140,008,795	—	140,008,795
Austria	—	24,705,443	—	24,705,443
Brazil	—	63,483,383	—	63,483,383
Canada	195,923,682	—	—	195,923,682
China	—	33,966,068	—	33,966,068
Denmark	—	13,632,548	—	13,632,548
Finland	—	11,151,054	—	11,151,054
France	—	23,286,484	—	23,286,484
Hungary	—	17,668,865	—	17,668,865

126

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Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
India	$—	$32,129,806	$—		$32,129,806
Israel	—	18,062,075	—		18,062,075
Japan	—	51,606,845	—		51,606,845
Mexico	65,215,432	—	—		65,215,432
Norway	—	54,665,328	—		54,665,328
Pakistan	—	3,936,694	—		3,936,694
Poland	—	13,488,642	—		13,488,642
Portugal	—	54,155,742	—		54,155,742
Russia	—	89,879,675	—		89,879,675
Singapore	—	—	0	§	0	§
South Africa	—	45,199,452	—		45,199,452
South Korea	—	7,083,041	—		7,083,041
Spain	—	10,000,229	—		10,000,229
Switzerland	—	4,447,949	—		4,447,949
Turkey	—	4,648,556	—		4,648,556
Ukraine	—	3,684,223	—		3,684,223
United Kingdom	—	220,847,209	—		220,847,209
United States	686,209,539	—	4,539,029		690,748,568

TOTAL COMMON STOCKS	970,977,665	941,738,106	4,539,029		1,917,254,800

Preferred Stocks
Brazil	—	171,920,614	—		171,920,614
Chile	40,548,155	—	—		40,548,155
Russia	—	25,157,849	—		25,157,849

TOTAL PREFERRED STOCKS	40,548,155	197,078,463	—		237,626,618

Rights/Warrants
Singapore	—	—	2		2

TOTAL RIGHTS/WARRANTS	—	—	2		2

Short-Term Investments	36,600,281	—	—		36,600,281

Total Investments	1,048,126,101	1,138,816,569	4,539,031		2,191,481,701

Total	$1,048,126,101	$1,138,816,569	$4,539,031		$2,191,481,701

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,181,462	$—		$1,181,462
Belgium	—	482,180	—		482,180
Brazil	—	214,175	—		214,175
China	—	695,121	—		695,121
Denmark	—	27,692	—		27,692
Finland	—	143,823	—		143,823
France	50,784	2,716,227	—		2,767,011
Germany	—	1,860,444	—		1,860,444
Hong Kong	—	330,274	—		330,274
Hungary	—	34,262	—		34,262
India	—	125,906	—		125,906
Ireland	20,649	245,143	—		265,792
Italy	—	929,425	—		929,425
Japan	—	7,437,799	—		7,437,799
Malta	—	—	2		2

127

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Netherlands	$—	$2,291,742	$—	$2,291,742
Norway	—	1,243,661	—	1,243,661
Poland	—	120,309	—	120,309
Portugal	—	106,114	—	106,114
Russia	—	4,616	—	4,616
Singapore	—	1,244,875	—	1,244,875
South Africa	—	74,473	—	74,473
South Korea	—	616,389	—	616,389
Spain	—	1,295,908	—	1,295,908
Sweden	—	174,307	—	174,307
Switzerland	61,222	1,904,781	—	1,966,003
Taiwan	—	515,923	—	515,923
Thailand	—	186,214	—	186,214
Turkey	—	333,609	—	333,609
United Kingdom	993,580	3,342,203	—	4,335,783

TOTAL COMMON STOCKS	1,126,235	29,879,057	2	31,005,294

Preferred Stocks
Brazil	—	63,202	—	63,202
Germany	—	81,482	—	81,482
South Korea	—	15,115	—	15,115

TOTAL PREFERRED STOCKS	—	159,799	—	159,799

Mutual Funds
United States	999,833	—	—	999,833

TOTAL MUTUAL FUNDS	999,833	—	—	999,833

Short-Term Investments	96,940	—	—	96,940

Total Investments	2,223,008	30,038,856	2	32,261,866

Total	$2,223,008	$30,038,856	$2	$32,261,866

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(14,273)	$—	$—	$(14,273)

Total	$(14,273)	$—	$—	$(14,273)

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$454,808,629	$—	$—	$454,808,629
Mutual Funds	10,402,263	—	—	10,402,263
Short-Term Investments	1,071,794	—	—	1,071,794

Total Investments	466,282,686	—	—	466,282,686

Total	$466,282,686	$—	$—	$466,282,686

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(326,928)	$—	$—	$(326,928)

Total	$(326,928)	$—	$—	$(326,928)

128

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$252,802,219	$—	$—	$252,802,219
Mutual Funds	1,158,524	—	—	1,158,524
Rights/warrants	—	—	36,350	36,350
Short-Term Investments	802,888	—	—	802,888

Total Investments	254,763,631	—	36,350	254,799,981

Total	$254,763,631	$—	$36,350	$254,799,981

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2022.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Emerging Domestic Opportunities Fund, Emerging Markets ex-China Fund and Emerging Markets Fund Level 3 holdings includes common stocks that are valued based on a U.S. incorporated exchange-traded fund tracking publicly traded companies that are domiciled in Russia. Emerging Domestic Opportunities Fund’s Level 3 holdings also include one common stock that was purchased prior to the initial public offering (“IPO”) that is restricted from trading until March 22, 2022 and is being valued based on the post-IPO shares trading in the market. Resources Fund Level 3 holdings include a common stock that is valued off the U.S. dollar denominated line of the same security, converted to euros. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 28, 2022.

129

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Notes to Financial Statements — (Continued)

February 28, 2022

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021		Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of February 28, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2022
Emerging Domestic Opportunities Fund
Common Stocks
India	$265,151		$1,924,110	$(1,849,078)	$—	$1,589,485	$4,057,091	$—		$—	$5,986,759	$4,062,649
Russia	—		—	—	—	—	—	911,572	‡	—	911,572	(3,507,336)

Total Investments	$265,151		$1,924,110	$(1,849,078)	$—	$1,589,485	$4,057,091	$911,572		$—	$6,898,331	$555,313

Emerging Markets Ex-China Fund
Common Stocks
Russia	$—		$2,573,743	$(279,742)	$—	$(29,332)	$(1,314,914)	$—		$—	$949,755	$(1,314,914)

Total Investments	$—		$2,573,743	$(279,742)	$—	$(29,332)	$(1,314,914)	$—		$—	$949,755	$(1,314,914)

Emerging Markets Fund
Common Stocks
China	$—		$343,639	$—	$—	$—	$14,672	$1	‡	$—	$358,312	$14,672
Russia	—		8,026,494	(696,081)	—	(76,821)	(6,488,430)	2,105,699	‡	—	2,870,861	(6,488,430)

Total Investments	$—		$8,370,133	$(696,081)	$—	$(76,821)	$(6,473,758)	$2,105,700		$—	$3,229,173	$(6,473,758)

Resources Fund
Common Stocks
United States	$—		$4,410,991	$—	$—	$—	$128,038	$—		$—	$4,539,029	$128,038
Rights/Warrants
Singapore	0	§	—	—	—	—	2	—		—	2	2

Total Investments	$0	§	$4,410,991	$—	$—	$—	$128,040	$—		$—	$4,539,031	$128,040

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at February 28, 2021.

130

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Domestic Opportunities Fund
Common Stock	911,572	Fair Value	Price of comparable equity	(N/A)
Emerging Markets ex-China Fund
Common Stock	949,755	Fair Value	Price of comparable equity	(N/A)
Emerging Markets Fund
Common Stock	393,657	Fair Value	Price of comparable equity	(N/A)
Common Stock	1	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	2,477,204	Fair Value	Price of comparable equity	(N/A)
Resources Fund
Common Stock	4,539,029	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Warrant	2	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2022, the value of these securities and/or derivatives for Emerging Domestic Opportunities Fund and Emerging Markets Fund was $5,986,759 and $358,311, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

131

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At February 28, 2022, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	91,001,729	58,114,580	31,991,980	90,106,560	**
Emerging Markets Fund	15,874,184	—	17,012,389	17,012,389
Resources Fund	71,566,064	—	71,033,973	71,033,973	**

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.
**

While collateral for securities loans is marked to market daily, there may be instances where, as a result of market movement or other factors, the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day. In such cases, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day.

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and

132

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and Tax-Managed International Equities Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to International Equity Fund and Tax-Managed International Equities Fund’s closing agreement liabilities are presented as a reduction of Other income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2022, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Capital loss carryforwards	X			X	X					X
Derivative contract transactions				X							X
Dividend income and withholding tax reclaim reserves				X	X					X
Dividends received from underlying investments				X
EU tax reclaims, associated interest entitlements and IRS closing agreement matters					X

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Differences related to:	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Foreign capital gains taxes		X		X					X
Foreign currency transactions		X	X	X		X
Late-year ordinary losses										X
Losses on wash sale transactions	X	X	X	X			X	X	X	X		X
Partnership interest tax allocations				X
Passive foreign investment company transactions	X	X	X	X	X	X	X		X	X
Post-October capital losses		X		X	X
Real estate investment trust transactions												X
U.S. federal tax equalization utilized								X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2022			Tax year ended February 28, 2021

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)
Climate Change Fund	58,947,090	24,176,606	83,123,696	6,683,492	7,099,833	13,783,325
Emerging Domestic Opportunities Fund	2,585,729	58,232,198	60,817,927	7,101,297	—	7,101,297
Emerging Markets ex-China Fund	2,320,982	—	2,320,982	N/A	N/A	N/A
Emerging Markets Fund	99,941,507	—	99,941,507	113,896,942	—	113,896,942
International Equity Fund	128,778,541	—	128,778,541	112,859,036	—	112,859,036
Japan Value Creation Fund	23,620,607	1,135,657	24,756,264	2,070,899	—	2,070,899
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	23,763,294	5,405,268	29,168,562	7,515,852	—	7,515,852
Quality Fund	216,653,021	312,208,528	528,861,549	151,652,451	774,234,311	925,886,762
Resources Fund	155,301,803	27,415,353	182,717,156	20,325,831	11,022,393	31,348,224
Tax-Managed International Equities Fund	1,685,418	3,705,108	5,390,526	882,340	—	882,340
U.S. Equity Fund	26,259,224	57,927,021	84,186,245	15,615,633	20,105,110	35,720,743
U.S. Small Cap Value Fund	55,774,484	27,775,233	83,549,717	6,891,863	—	6,891,863

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February 28, 2022

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2022, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Loss Deferral ($)
Climate Change Fund	8,791,417	5,482,058	—	(2,366,029)	—
Emerging Domestic Opportunities Fund	143,315	—	—	—	(18,035,811)
Emerging Markets ex-China Fund	1,557,733	—	—	—	—
Emerging Markets Fund	4,566,352	—	—	(1,037,435,422)	(51,201,848)
International Equity Fund	2,203,393	—	(525,712)	(805,245,639)	(7,043,749)
Japan Value Creation Fund	868,402	5,916,837	—	—	—
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	1,526,098	2,140,673	—	—	—
Quality Fund	17,870,540	190,054,115	—	—	—
Resources Fund	68,327,657	20,098,924	—	—	—
Tax-Managed International Equities Fund	100,048	734,305	(46,643)	(304,539)	—
U.S. Equity Fund	6,524,844	15,562,384	—	—	—
U.S. Small Cap Value Fund	7,505,126	8,299,032	—	—	—

As of February 28, 2022, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2022, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,674,056)	(691,973)
Emerging Domestic Opportunities Fund	—	—
Emerging Markets ex-China Fund	—	—
Emerging Markets Fund	(33,803,872)	(1,003,631,550)
International Equity Fund	(731,542,134)	(73,703,505)
Japan Value Creation Fund	—	—
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	—	—
Quality Fund	—	—
Resources Fund	—	—
Tax-Managed International Equities Fund	(304,539)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	—	—

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February 28, 2022

As of February 28, 2022, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	782,193,025	68,074,132	(62,696,076)	5,378,056	—
Emerging Domestic Opportunities Fund	779,638,563	15,937,725	(45,195,222)	(29,257,497)	—
Emerging Markets ex-China Fund	356,243,192	9,898,125	(70,557,621)	(60,659,496)	—
Emerging Markets Fund	2,225,786,626	205,341,441	(498,570,453)	(293,229,012)	840,988
International Equity Fund	2,003,254,600	142,881,045	(167,916,598)	(25,035,553)	—
Japan Value Creation Fund	168,678,908	7,028,956	(14,706,435)	(7,677,479)	—
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	111,569,134	34,664,453	(4,719,256)	29,945,197	—
Quality Fund	4,930,310,036	3,569,709,562	(153,465,775)	3,416,243,787	—
Resources Fund	1,986,861,855	401,259,765	(196,639,919)	204,619,846	—
Tax-Managed International Equities Fund	28,146,279	5,290,339	(1,174,752)	4,115,587	—
U.S. Equity Fund	433,137,442	48,923,153	(15,777,909)	33,145,244	—
U.S. Small Cap Value Fund	231,881,029	40,979,398	(18,060,446)	22,918,952	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2022, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as

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February 28, 2022

components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman & Co. served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Japan Value Creation Fund, Quality Cyclicals Fund (formerly Cyclical Focus Fund), Quality Fund and U.S. Equity Fund. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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As of February 28, 2022, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Emerging Domestic Opportunities Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Emerging Markets Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Resources Fund	Prior to March 9, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.30% of the amount invested or redeemed.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.18% of the Fund’s total net assets as of February 28, 2022, though in recognition of the potential liability, a portion of that amount is included as a Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. The Investment Adviser does not expect ASU No. 2020-04 to have a material impact on the financial statements.

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February 28, 2022

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Market Risk- Equities	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X								X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Funds of Funds Risk		X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X
Large Shareholder Risk	X		X	X	X	X	X	X	X	X	X	X
Credit Risk		X
Event Driven Risk	X						X	X	X
Non-Diversified Funds		X	X			X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund as a result of its investment in Underlying Funds.

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February 28, 2022

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. Equities that are characterized as relatively cyclical often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities may include investments in companies in any industry, including industries generally thought of as cyclical (e.g., consumer discretionary, financials, energy, real estate, materials and industrials) and industries not typically viewed as cyclical (e.g., healthcare, technology). If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Funds or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

• FOCUSED INVESTMENT RISK. Investments focused in asset classes, countries, regions, sectors, industries, currencies or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. A Fund that invests in the securities of a limited number of issuers has greater exposure to a decline in the market price of a particular security held by the Fund than if the Fund invested in the securities of a larger number of issuers.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent a Fund from selling particular securities or closing derivative positions at desirable prices.

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February 28, 2022

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

In late February 2022, Russia began an invasion of Ukraine. Following such invasion, the United States, the European Union, and other countries and entities imposed wide-ranging sanctions on Russia, the President of Russia and other members of the Government of Russia as well as entities owned or controlled by, or acting on behalf of, the Government of Russia. The Government of Russia has also imposed countersanctions and taken other actions in response to the sanctions. The scope and scale of the sanctions may be expanded and the conflict between Russia and Ukraine may further deteriorate. These sanctions and current environment could impair the ability of the Funds to buy, sell, hold, receive, deliver or otherwise transact in certain securities and other instruments. The full impact of the sanctions and the conflict on the Funds, the financial markets and the global economy is not yet known.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. A Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• LEVERAGING RISK. The use of derivatives and securities lending creates leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade

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investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

• NON-DIVERSIFIED FUNDS. The following Funds are non-diversified investment compan~~i~~es under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Fund~~s~~’ performance more than if the Funds were a diversified investment company.

•	Emerging Domestic Opportunities Fund
•	Emerging Markets ex-China Fund
•	Japan Value Creation Fund
•	Quality Cyclicals Fund (formerly Cyclical Focus Fund)
•	Quality Fund

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

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Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2022, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X	X
Swap contracts
Substitute for direct equity investment		X
Achieve returns comparable to holding and lending a direct equity position		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded

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by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

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Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022 and the Statements of Operations for the year ended February 28, 2022^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Domestic Opportunities Fund
Net Realized Gain (Loss) on
Futures Contracts	$(3,487,829)

Total	$(3,487,829)

Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$840,989

Total	$840,989

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(6,332,907)

Total	$(6,332,907)

Net Realized Gain (Loss) on
Futures Contracts	$(25,010,820)
Swap Contracts	9,559,073

Total	$(15,451,747)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(12,125,679)
Swap Contracts	(225,326)

Total	$(12,351,005)

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Equity Contracts
International Equity Fund
Net Realized Gain (Loss) on
Futures Contracts	$(3,719,225)

Total	$(3,719,225)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$370,276

Total	$370,276

Tax-Managed International Equities Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(14,273)

Total	$(14,273)

Net Realized Gain (Loss) on
Futures Contracts	$31,307

Total	$31,307

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(21,792)

Total	$(21,792)

U.S. Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(326,928)

Total	$(326,928)

Net Realized Gain (Loss) on
Futures Contracts	$1,087,616

Total	$1,087,616

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(333,912)

Total	$(333,912)

U.S. Small Cap Value Fund
Net Realized Gain (Loss) on
Futures Contracts	$81,102

Total	$81,102

Change in Net Appreciation (Depreciation) on
Futures Contracts	$109,220

Total	$109,220

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

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Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2022, if any.

The average derivative activity of notional amounts (futures contracts and swap contracts), based on absolute values, at each month-end, was as follows for the year ended February 28, 2022:

Fund Name	Futures Contracts ($)	Swap Contracts ($)
Emerging Domestic Opportunities Fund	8,194,634	—
Emerging Markets Fund	363,380,164	32,248,238
International Equity Fund	14,292,310	—
Tax-Managed International Equities Fund	226,640	—
U.S. Equity Fund	6,467,650	—
U.S. Small Cap Value Fund	2,612,609	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	Japan Value Creation Fund	Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Quality Fund	Resources Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Management Fee	0.60%(a)	0.75%	0.55%	0.65%(b)	0.50%	0.50%	0.33%	0.33%	0.50%	0.50%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.

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In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Domestic Opportunities Fund	0.22%	0.15%*	0.105%*	0.085%	0.055%*	0.22%*	0.22%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105%*	0.085%*	0.055%	0.22%*	0.22%
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%	0.22%	0.22%
International Equity Fund	0.22%	0.15%	0.09%			0.22%*	0.22%
Japan Value Creation Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Quality Cyclicals Fund (formerly Cyclical Focus Fund)		0.15%*	0.105%*	0.085%*	0.055%	0.15%*	0.15%
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resources Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
Tax-Managed International Equities Fund		0.15%				0.15%*	0.15%*
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of February 28, 2022.

For each Fund, other than Climate Change Fund, Emerging Markets ex-China Fund, Resources Fund, and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund (prior to September 25, 2018), Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Resources Fund and U.S Small Cap Value Fund, GMO is permitted to recover from the Fund, on a class-by-class basis the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause a Fund to exceed the annual limitation rate set forth above or any lower expense limit in effect when GMO seeks to recover the expenses.

With respect to Climate Change Fund (for the period starting September 25, 2018) and Emerging Markets ex-China Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap

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for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75%for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from Emerging Markets ex-China Fund, on a class by class basis, expenses it has borne or reimbursed or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover the expenses.

For the year ended February 28, 2022, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2022, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2023	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025
Emerging Markets ex-China Fund, Class III	—	—	$1,152
Emerging Markets ex-China Fund, Class VI	—	—	$240,690
Emerging Markets ex-China Fund, Class I	—	—	$0	*

*	Amount is less than $1.

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fee and shareholder service fee, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2022 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. Effective January 27 2020, GMO has contractually agreed to reimburse Class I assets for Emerging Markets Fund and Emerging Domestic Opportunities Fund to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.05% and 0.03%, respectively, of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other

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February 28, 2022

administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2022 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	18,792	1,175
Emerging Domestic Opportunities Fund	31,733	2,910
Emerging Markets ex-China Fund	5,068	203
Emerging Markets Fund	87,828	8,812
International Equity Fund	70,860	6,797
Japan Value Creation Fund	5,312	462
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	4,920	421
Quality Fund	292,600	23,564
Resources Fund	58,338	3,544
Tax-Managed International Equities Fund	1,336	119
U.S. Equity Fund	13,637	1,090
U.S. Small Cap Value Fund	10,249	1,006

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2022, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2022, the Funds did not engage in these transactions.

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February 28, 2022

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2022 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	1,192,641,144	—	770,603,197
Emerging Domestic Opportunities Fund	—	1,885,382,243	—	2,043,664,508
Emerging Markets ex-China Fund	—	487,857,535	—	136,160,328
Emerging Markets Fund	96,723,172	2,543,209,690	106,079,770	3,181,107,783
International Equity Fund	—	1,354,815,118	—	1,642,652,449
Japan Value Creation Fund	—	74,696,309	—	77,198,503
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	—	37,954,795	—	48,128,122
Quality Fund	154,623,828	1,350,029,185	154,243,570	1,334,090,908
Resources Fund	—	2,046,951,166	—	961,888,533
Tax-Managed International Equities Fund	—	41,137,364	—	47,721,328
U.S. Equity Fund	—	539,680,753	—	469,374,489
U.S. Small Cap Value Fund	—	209,371,957	—	364,771,684

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 28, 2022. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Japan Value Creation Fund	5,174,438	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2022

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	3	43.03%
Emerging Domestic Opportunities Fund*	1	65.06%

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February 28, 2022

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Emerging Markets ex-China Fund*	3	#	73.30%
Emerging Markets Fund*	3	#	35.56%
International Equity Fund	4	§	77.95%
Japan Value Creation Fund	3	§	73.40%
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	3	#	89.16%
Quality Fund	—		—
Resources Fund	2		51.84%
Tax-Managed International Equities Fund	1		79.48%
U.S. Equity Fund	3	#	74.71%
U.S. Small Cap Value Fund	2	#	79.93%

*	The Fund’s outstanding shares were owned by 10 or more shareholders as of February 28, 2022.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2022		Year Ended February 29, 2021

	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	4,396,243	$149,142,682	814,512	$23,807,446
Shares issued to shareholders in reinvestment of distributions	1,249,982	39,118,226	333,433	9,073,794
Shares repurchased	(672,638)	(22,509,032)	(688,426)	(14,748,239)
Shares repurchased in connection with reorganization(a)	—	—	(691,250)	(24,319,296)

Net increase (decrease)	4,973,587	$165,751,876	(231,731)	$(6,186,295)

Class R6:
Shares sold	1,285,070	$39,436,952	2,115,846	$53,282,325
Shares issued to shareholders in reinvestment of distributions	432,217	13,530,454	96,807	2,822,175
Shares repurchased	(88,861)	(2,777,808)	(79,939)	(1,769,065)

Net increase (decrease)	1,628,426	$50,189,598	2,132,714	$54,335,435

Class I:
Shares sold	7,873,871	$255,196,026	2,287,524	$67,483,965
Shares issued to shareholders in reinvestment of distributions	906,464	28,189,754	59,254	1,739,936
Shares issued to shareholders in connection with reorganization(a)	—	—	696,975	24,478,649
Shares repurchased	(1,437,226)	(47,399,923)	(212,005)	(6,571,577)

Net increase (decrease)	7,343,109	$235,985,857	2,831,748	$87,130,973

152

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 29, 2021

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund
Class II :
Shares sold	407,827	$10,609,510	2,559,887	$63,321,505
Shares issued to shareholders in reinvestment of distributions	833,460	19,536,789	66,747	1,732,754
Shares repurchased	(1,571,408)	(40,569,449)	(5,260,674)	(125,740,953)

Net increase (decrease)	(330,121)	$(10,423,150)	(2,634,040)	$(60,686,694)

Class III:(b)
Shares sold			317,759	$6,587,104
Shares issued to shareholders in reinvestment of distributions			3,255	84,526
Shares repurchased			(4,653,377)	(88,118,115)
Shares repurchased in connection with reorganization(a)			(545,433)	(15,763,441)
Purchase premiums			—	—
Redemption fees			—	—

Net increase (decrease)			(4,877,796)	$(97,209,926)

Class V:
Shares sold	1,027,838	$24,000,001	138,555	$3,005,148
Shares issued to shareholders in reinvestment of distributions	1,710,648	40,195,448	198,807	5,157,051
Shares repurchased	(4,735,609)	(126,692,942)	(1,874,733)	(50,168,277)

Net increase (decrease)	(1,997,123)	$(62,497,493)	(1,537,371)	$(42,006,078)

Class I:(c)
Shares sold	205,682	$5,688,566	116,224	$3,449,122
Shares issued to shareholders in reinvestment of distributions	44,186	1,037,354	—	—
Shares issued to shareholders in connection with reorganization(a)	—	—	551,407	15,926,244
Shares repurchased	(393,002)	(10,368,048)	—	—

Net increase (decrease)	(143,134)	$(3,642,128)	667,631	$19,375,366

Emerging Markets ex-China Fund
Class III:(d)
Shares sold	897,980	$16,532,557
Shares issued to shareholders in reinvestment of distributions	1,172	23,270
Shares repurchased	(9,824)	(190,000)

Net increase (decrease)	889,328	$16,365,827

Class VI:(e)
Shares sold	17,827,432	$355,913,395
Shares issued to shareholders in reinvestment of distributions	115,695	2,297,709
Shares repurchased	(994,450)	(18,359,868)

Net increase (decrease)	16,948,677	$339,851,236

Class I:(f)
Shares sold	26	$500
Shares issued to shareholders in reinvestment of distributions	—	3

Net increase (decrease)	26	$503

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 29, 2021

	Shares	Amount	Shares	Amount
Emerging Markets Fund
Class II :
Shares sold	2,606,322	$88,755,053	1,648,844	$53,161,685
Shares issued to shareholders in reinvestment of distributions	206,838	7,025,529	284,900	9,549,283
Shares repurchased	(1,960,353)	(71,639,850)	(6,920,252)	(230,894,405)

Net increase (decrease)	852,807	$24,140,732	(4,986,508)	$(168,183,437)

Class III:
Shares sold	90,991	$3,125,000	4,370,676	$146,164,042
Shares issued to shareholders in reinvestment of distributions	200,077	6,847,588	298,873	10,087,950
Shares repurchased	(4,992,075)	(176,344,146)	(812,877)	(27,463,504)
Shares repurchased in connection with reorganization(a)	—	—	(1,043,359)	(39,415,082)

Net increase (decrease)	(4,701,007)	$(166,371,558)	2,813,313	$89,373,406

Class V:(g)
Shares sold	—	$—	5,421,878	$199,958,895
Shares issued to shareholders in reinvestment of distributions	—	—	169,700	5,655,265
Shares repurchased	(8,449,876)	(315,869,299)	(3,845,713)	(125,000,000)

Net increase (decrease)	(8,449,876)	$(315,869,299)	1,745,865	$80,614,160

Class VI:
Shares sold	13,464,812	$499,344,486	8,650,691	$256,039,952
Shares issued to shareholders in reinvestment of distributions	1,923,723	64,976,185	2,248,634	74,845,061
Shares repurchased	(22,366,927)	(813,771,305)	(33,325,115)	(1,071,217,844)

Net increase (decrease)	(6,978,392)	$(249,450,634)	(22,425,790)	$(740,332,831)

Class R6:(h)
Shares sold	253,043	$9,226,510	813,354	$22,128,535
Shares issued to shareholders in reinvestment of distributions	57,004	1,932,218	27,888	936,435
Shares issued to shareholders in connection with reorganization(a)	—	—	439,317	16,534,284
Shares repurchased	(150,830)	(5,473,092)	(89,853)	(2,939,669)

Net increase (decrease)	159,217	$5,685,636	1,190,706	$36,659,585

Class I:
Shares sold	2,589,594	$93,382,590	1,160,474	$41,034,616
Shares issued to shareholders in reinvestment of distributions	158,470	5,361,706	28,672	965,150
Shares issued to shareholders in connection with reorganization(a)	—	—	614,858	23,134,094
Shares repurchased	(892,702)	(30,798,776)	(151,985)	(4,910,965)

Net increase (decrease)	1,855,362	$67,945,520	1,652,019	$60,222,895

International Equity Fund
Class II :
Shares sold	67	$1,543	—	$—
Shares issued to shareholders in reinvestment of distributions	6,894	160,857	4,663	100,614
Shares repurchased	(328)	(7,990)	(308,564)	(5,424,568)

Net increase (decrease)	6,633	$154,410	(303,901)	$(5,323,954)

Class III:
Shares sold	902,391	$22,300,898	3,720,329	$66,916,245
Shares issued to shareholders in reinvestment of distributions	1,036,029	24,543,676	960,872	20,929,248
Shares repurchased	(4,491,351)	(111,707,638)	(9,040,551)	(188,307,672)

Net increase (decrease)	(2,552,931)	$(64,863,064)	(4,359,350)	$(100,462,179)

154

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 29, 2021

	Shares	Amount	Shares		Amount
International Equity Fund (continued)
Class IV:
Shares sold	6,293,011	$158,848,803	12,892,796		$240,379,292
Shares issued to shareholders in reinvestment of distributions	4,392,308	103,725,041	4,223,138		91,652,733
Shares repurchased	(19,692,831)	(483,373,679)	(70,171,356	)(i)	(1,432,924,992	)(i)

Net increase (decrease)	(9,007,512)	$(220,799,835)	(53,055,422)		$(1,100,892,967)

Class I:(j)
Shares sold	130,919	$3,300,485
Shares issued to shareholders in reinvestment of distributions	6,199	143,501
Shares repurchased	(6,198)	(143,480)

Net increase (decrease)	130,920	$3,300,506

Japan Value Creation Fund
Class III:(k)
Shares sold	1,201,005	$23,595,006

Net increase (decrease)	1,201,005	$23,595,006

Class VI:(l)
Shares sold	711,481 (m)	$16,519,323 (m)	8,189,635		$164,396,732
Shares issued to shareholders in reinvestment of distributions	1,165,547	24,281,578	90,304		2,043,576
Shares repurchased	(2,110,286)	(45,245,731)	(1,297,353)		(28,419,114)

Net increase (decrease)	(233,258)	$(4,444,830)	6,982,586		$138,021,194

Class I:(n)
Shares sold	150,076	$3,372,125
Shares issued to shareholders in reinvestment of distributions	14,815	306,209
Shares repurchased	(7,083)	(143,012)

Net increase (decrease)	157,808	$3,535,322

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
Class VI:(o)
Shares sold	4,504	$133,246	6,591,975		$138,002,053
Shares issued to shareholders in reinvestment of distributions	1,088,936	29,159,128	272,615		7,428,754
Shares repurchased	(489,406)	(15,000,655)	(1,978,588)		(51,803,852)

Net increase (decrease)	604,034	$14,291,719	4,886,002		$93,626,955

Class I:(p)
Shares sold	3,162	$89,975
Shares issued to shareholders in reinvestment of distributions	380	9,434
Shares repurchased	(380)	(9,434)

Net increase (decrease)	3,162	$89,975

Quality Fund
Class III:
Shares sold	10,762,535	$311,185,638	32,026,815	(q)	$786,417,726	(q)
Shares issued to shareholders in reinvestment of distributions	6,211,089	184,230,822	16,255,824		396,418,267
Shares repurchased	(45,655,713)	(1,352,856,414)	(42,127,119)		(1,019,341,255)
Shares repurchased in connection with reorganization(a)	—	—	(10,985,195)		(286,038,477)

Net increase (decrease)	(28,682,089)	$(857,439,954)	(4,829,675)		$(122,543,739)

155

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 29, 2021

	Shares	Amount	Shares		Amount
Quality Fund (continued)
Class IV:
Shares sold	24,890,734	$743,002,525	6,158,990		$150,155,647
Shares issued to shareholders in reinvestment of distributions	1,698,410	50,525,221	5,043,483		123,440,372
Shares repurchased	(22,990,583)	(681,793,126)	(19,751,036)		(495,584,958)

Net increase (decrease)	3,598,561	$111,734,620	(8,548,563)		$(221,988,939)

Class VI:
Shares sold	33,411,262	$985,954,280	9,304,601		$207,464,992
Shares issued to shareholders in reinvestment of distributions	7,098,478	210,592,163	12,982,294		316,855,443
Shares repurchased	(12,013,379)	(356,648,291)	(18,610,905	)(r)	(453,735,000	)(r)

Net increase (decrease)	28,496,361	$839,898,152	3,675,990		$70,585,435

Class R6:
Shares sold	6,146,062	$180,898,983	2,926,477		$76,021,273
Shares issued to shareholders in reinvestment of distributions	827,128	24,514,251	99,528		2,458,364
Shares issued to shareholders in connection with reorganization(a)	—	—	6,739,160		175,346,775
Shares repurchased	(1,596,874)	(47,414,894)	(439,543)		(11,695,126)

Net increase (decrease)	5,376,316	$157,998,340	9,325,622		$242,131,286

Class I:
Shares sold	7,086,571	$206,735,852	4,848,696		$115,110,578
Shares issued to shareholders in reinvestment of distributions	803,359	23,785,537	869,086		21,195,796
Shares issued to shareholders in connection with reorganization(a)	—	—	4,273,468		111,094,880
Shares repurchased	(2,376,575)	(69,883,916)	(1,810,113)		(44,845,668)

Net increase (decrease)	5,513,355	$160,637,473	8,181,137		$202,555,586

Resources Fund
Class III:
Shares sold	8,981,611	$257,064,425	5,566,651		$104,471,696
Shares issued to shareholders in reinvestment of distributions	1,052,726	29,016,330	567,771		13,774,201
Shares repurchased	(5,062,843)	(147,877,164)	(1,016,432)		(23,560,174)
Shares repurchased in connection with reorganization(a)	—	—	(12,778,315)		(350,668,382)

Net increase (decrease)	4,971,494	$138,203,591	(7,660,325)		$(255,982,659)

Class IV:
Shares sold	20,735,965	$604,670,278	4,555,504		$107,109,178
Shares issued to shareholders in reinvestment of distributions	3,423,141	94,223,444	704,295		17,024,643
Shares repurchased	(29,760,042)	(866,303,735)	(3,363,546)		(71,459,516)

Net increase (decrease)	(5,600,936)	$(167,410,013)	1,896,253		$52,674,305

Class VI:(s)
Shares sold	29,775,768	$866,735,067

Net increase (decrease)	29,775,768	$866,735,067

Class R6:(t)
Shares sold	3,927,986	$112,964,982	40,259		$1,068,906
Shares issued to shareholders in reinvestment of distributions	121,620	3,313,878	—		—
Shares issued to shareholders in connection with reorganization(a)	—	—	54,721		1,501,686
Shares repurchased	(439,984)	(12,570,805)	(888)		(23,453)

Net increase (decrease)	3,609,622	$103,708,055	94,092		$2,547,139

156

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 29, 2021

	Shares	Amount	Shares		Amount
Resources Fund (continued)
Class I:(t)
Shares sold	12,802,341	$367,878,139	695,863		$19,518,024
Shares issued to shareholders in reinvestment of distributions	942,416	25,987,421	—		—
Shares issued to shareholders in connection with reorganization(a)	—	—	12,718,172		349,017,891
Shares repurchased	(4,708,721)	(135,872,354)	(143,755)		(3,958,459)

Net increase (decrease)	9,036,036	$257,993,206	13,270,280		$364,577,456

Tax-Managed International Equities Fund
Class III:
Shares sold	18,656	$275,619	1,805,115		$20,617,208
Shares issued to shareholders in reinvestment of distributions	63,193	910,792	9,074		135,500
Shares repurchased	(297,762)	(5,014,362)	(2,045,534)		(26,003,077)

Net increase (decrease)	(215,913)	$(3,827,951)	(231,345)		$(5,250,369)

U.S. Equity Fund
Class III:
Shares sold	—	$—	390,012		$4,296,146
Shares issued to shareholders in reinvestment of distributions	1,201,808	17,671,434	721,214		8,728,187
Shares repurchased	(2,649,751)	(42,595,783)	(815,138)		(10,502,121)

Net increase (decrease)	(1,447,943)	$(24,924,349)	296,088		$2,522,212

Class VI:
Shares sold	11,888,253	$185,874,969	3,501,114		$44,086,437
Shares issued to shareholders in reinvestment of distributions	4,617,810	66,354,537	2,251,552		26,876,326
Shares repurchased	(5,260,335)	(80,794,845)	(19,564,469	)(u)	(240,929,654	)(u)

Net increase (decrease)	11,245,728	$171,434,661	(13,811,803)		$(169,966,891)

U.S. Small Cap Value Fund
Class VI:
Shares sold	119,271	$3,183,172	4,758,720		$67,971,759
Shares issued to shareholders in reinvestment of distributions	4,036,257	83,549,717	337,635		6,843,929
Shares repurchased	(6,207,447)	(170,880,206)	(13,194,884	)(v)	(261,216,696	)(v)

Net increase (decrease)	(2,051,919)	$(84,147,317)	(8,098,529)		$(186,401,008)

(a)	A plan of reorganization was completed on January 22, 2021.
(b)	Class III liquidated on January 22, 2021.
(c)	The period under the heading “Year Ended February 28, 2021” represents the period from January 22, 2021 (commencement of operations) through February 28, 2021.
(d)	The period under the heading “Year Ended February 28, 2022” represents the period from November 17, 2021 (commencement of operations) through February 28, 2022.
(e)	The period under the heading “Year Ended February 28, 2022” represents the period from October 18, 2021 (commencement of operations) through February 28, 2022.
(f)	The period under the heading “Year Ended February 28, 2022” represents the period from December 1, 2021 (commencement of operations) through February 28, 2022.
(g)	Class V liquidated on April 29, 2021.
(h)	The period under the heading “Year Ended February 28, 2021” represents the period from March 31, 2020 (commencement of operations) through February 28, 2021.
(i)	13,244,102 shares and $293,635,824 were redeemed in-kind.

157

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

(j)	The period under the heading “Year Ended February 28, 2022” represents the period from May 24, 2021 (commencement of operations) through February 28, 2022.
(k)	The period under the heading “Year Ended February 28, 2022” represents the period from December 30, 2021 (commencement of operations) through February 28, 2022.
(l)	The period under the heading “Year Ended February 28, 2021” represents the period from September 14, 2020 (commencement of operations) through February 28, 2021.
(m)	343,975 shares and $5,174,438 were purchased in-kind.
(n)	The period under the heading “Year Ended February 28, 2022” represents the period from June 7, 2021 (commencement of operations) through February 28, 2022.
(o)	The period under the heading “Year Ended February 28, 2021” represents the period from May 12, 2020 (commencement of operations) through February 28, 2022.
(p)	The period under the heading “Year Ended February 28, 2022” represents the period from July 16, 2021 (commencement of operations) through February 28, 2022.
(q)	1,161,256 shares and $26,431,152 were purchased in-kind.
(r)	7,413,522 shares and $165,586,344 were redeemed in-kind.
(s)	The period under the heading “Year Ended February 28, 2022” represents the period from February 8, 2022 (commencement of operations) through February 28, 2022.
(t)	The period under the heading “Year Ended February 28, 2021” represents the period from January 22, 2021 (commencement of operations) through February 28, 2022.
(u)	3,849,646 shares and $51,936,295 were redeemed in-kind.
(v)	3,680,987 shares and $83,728,845 were redeemed in-kind.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$18,563,731	$484,639,225	$443,865,512	$35,129	*	$25,854	$(314,684)	$(45,209)	$58,977,551

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$—	$238,885,879	$236,456,000	$11,088		$4,791	$(89,053)	$(9,304)	$2,331,522

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$—	$900,178	$895,000	$132		$46	$(787)	$(17)	$4,374

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$678,007	$—	$—	$—		$—	$—	$34,678	$712,685
Gayatri Projects Ltd	6,296,399	—	—	—		—	—	(2,532,419)	3,763,980

Totals	$6,974,406	$—	$—	$—		$—	$—	$(2,497,741)	$4,476,665

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
GMO U.S. Treasury Fund	$528,000	$6,725,000	$6,810,000	$552		$241	$(6,306)	$(1,737)	$434,957

Quality Fund
GMO U.S. Treasury Fund	$9,830,961	$—	$4,000,000	$10,404		$7,534	$23,857	$(66,470)	$5,788,348

158

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Resources Fund
Kosmos Energy Ltd.	$—	#	$33,154,355	$34,548,458	$—	$—	$9,193,888	$—	$—	##

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,165		$8,770,000	$7,770,000	$1,363	$954	$(2,326)	$(3,006)	$999,833

U.S. Equity Fund
GMO U.S. Treasury Fund	$2,850,296		$97,700,000	$90,110,000	$10,849	$10,431	$(11,857)	$(26,176)	$10,402,263

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$101,097		$27,240,000	$26,170,000	$3,512	$4,379	$(8,944)	$(3,629)	$1,158,524

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $311,596 in Climate Change Fund during the period.

#	Security was not an affiliate at the beginning of the year.
##	Security is no longer an affiliate at year end.

159

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Cyclicals Fund, GMO Quality Fund, GMO Resources Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, and GMO U.S. Small Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Cyclicals Fund (formerly Cyclical Focus Fund), GMO Quality Fund, GMO Resources Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, and GMO U.S. Small Cap Value Fund (twelve of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, GMO U.S. Small Cap Value Fund	Statements of operations for the year ended February 28, 2022 and the statements of changes in net assets for each of the two years in the period ended February 28, 2022
GMO Quality Cyclicals Fund (formerly Cyclical Focus Fund)	Statement of operations for the year ended February 28, 2022 and statement of changes in net assets for the year ended February 28, 2022 and for the period May 12, 2020 (commencement of operations) through February 28, 2021
GMO Japan Value Creation Fund	Statement of operations for the year ended February 28, 2022 and statement of changes in net assets for the year ended February 28, 2022 and for the period September 14, 2020 (commencement of operations) through February 28, 2021
GMO Emerging Markets ex-China Fund	Statements of operations and changes in net assets for the period October 18, 2021 (commencement of operations) through February 28, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 27, 2022

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

160

GMO Trust Funds

Board Review of Investment Management Agreement

February 28, 2022 (Unaudited)

GMO Emerging Markets Ex-China Fund

Approval of initial management agreement and sub-advisory agreement for GMO Emerging Markets ex-China Fund (the “Fund”). At a meeting on June 10, 2021, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term commencing June 30, 2021 the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund, and approved for an initial one-year term commencing June 30, 2021 the sub-advisory agreement among GMO, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund. In approving the initial management and sub-advisory agreements, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At a meeting on June 10, 2021, the Trustees discussed materials provided by GMO for purposes of considering GMO’s proposal to establish the Fund as a new series of the Trust, a proposed management agreement between the Trust, on behalf of the Fund, and GMO, and a proposed sub-advisory agreement among GMO, GMO Singapore and the Trust, on behalf of the Fund. During this meeting, the Trustees met with representatives from GMO’s Product Development Team and GMO’s Legal Group.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees therefore considered the performance of the other GMO funds whose investments were managed by the investment division of GMO that would be managing the Fund’s investments.

The Trustees considered the Fund’s estimated expenses and estimated expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of other funds in a peer group determined by GMO to have similar investment characteristics. In considering the Fund’s estimated expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by GMO comparing the management fee to be paid by the Fund to the management fee of a GMO fund with an investment strategy similar to that of the Fund and whose investments were managed by the investment division of GMO that would manage the Fund’s investments, as well as funds managed by other managers determined by GMO to have similar investment characteristics. The Trustees also reviewed information regarding the fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to the third-party fund, as well as the business and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing sub-investment advisory services to the third-party fund. The Trustees also considered the shareholder servicing fees to be charged by GMO to different share classes of the Fund in light of the services to be provided to each class by GMO. In addition, the Trustees reviewed the fee to be paid by GMO to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore would provide to the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee would be paid by GMO out of GMO’s management fee and not directly by the Fund.

The Trustees also considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, accounting, operational, operational risk management, and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds. In addition, the Trustees observed that GMO had carried on its business during the COVID-19 pandemic without interruption and without a reduction in the quality of its services to the other GMO funds.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information provided to them by GMO regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” realized by GMO that would result from its management of the Fund and the other GMO funds. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to GMO associated with managing the Fund.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made in the last few years. In addition, the Trustees considered the resources GMO would employ in managing the Fund, GMO’s organization, its reputation, its risk-management policies, and other aspects of GMO’s business relevant to the nature and quality of its services to be provided to the Fund.

161

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

February 28, 2022 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management and sub-advisory agreements, that the nature, extent and quality of services to be provided supported their approval of the Fund’s management and sub-advisory agreements and that the fees to be charged under those agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as that Trustee thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement and sub-advisory agreement.

162

GMO Trust Funds

Fund Expenses

February 28, 2022 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2022.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction cost, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2021 through February 28, 2022.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio

Climate Change Fund
Class III	$1,000.00	$971.90	$3.76	$1,000.00	$1,020.98	$3.86	0.77%
Class R6	$1,000.00	$971.80	$3.76	$1,000.00	$1,020.98	$3.86	0.77%
Class I	$1,000.00	$971.60	$4.25	$1,000.00	$1,020.48	$4.36	0.87%

Emerging Domestic Opportunities Fund
Class II	$1,000.00	$893.20	$5.07	$1,000.00	$1,019.44	$5.41	1.08%
Class V	$1,000.00	$893.60	$4.46	$1,000.00	$1,020.08	$4.76	0.95%
Class I	$1,000.00	$892.80	$5.21	$1,000.00	$1,019.29	$5.56	1.11%

Emerging Markets ex-China Fund
Class III(a)	$1,000.00	$838.00	$2.07	$1,000.00	$1,020.83	$4.01	0.80%
Class VI(b)	$1,000.00	$838.50	$2.24	$1,000.00	$1,021.47	$3.36	0.67%
Class I(c)	$1,000.00	$866.20	$2.12	$1,000.00	$1,020.18	$4.66	0.93%

Emerging Markets Fund
Class II	$1,000.00	$835.20	$4.23	$1,000.00	$1,020.18	$4.66	0.93%
Class III	$1,000.00	$835.60	$4.01	$1,000.00	$1,020.43	$4.41	0.88%
Class VI	$1,000.00	$836.00	$3.41	$1,000.00	$1,021.08	$3.76	0.75%
Class R6	$1,000.00	$835.20	$4.23	$1,000.00	$1,020.18	$4.66	0.93%
Class I	$1,000.00	$834.70	$4.46	$1,000.00	$1,019.94	$4.91	0.98%

163

GMO Trust Funds

Fund Expenses — (Continued)

February 28, 2022 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio

International Equity Fund
Class II	$1,000.00	$953.20	$3.68	$1,000.00	$1,021.03	$3.81	0.76%
Class III	$1,000.00	$953.30	$3.34	$1,000.00	$1,021.37	$3.46	0.69%
Class IV	$1,000.00	$953.60	$3.05	$1,000.00	$1,021.67	$3.16	0.63%
Class I	$1,000.00	$953.20	$4.31	$1,000.00	$1,020.38	$4.46	0.89%

Japan Value Creation Fund
Class III(d)	$1,000.00	$995.00	$1.06	$1,000.00	$1,021.52	$3.31	0.66%
Class VI	$1,000.00	$945.50	$2.75	$1,000.00	$1,021.97	$2.86	0.57%
Class I	$1,000.00	$944.70	$3.71	$1,000.00	$1,020.98	$3.86	0.77%

Quality Cyclicals Fund (formerly Cyclical Focus Fund)
Class VI	$1,000.00	$1,018.00	$2.00	$1,000.00	$1,022.81	$2.01	0.40%
Class I	$1,000.00	$1,017.10	$2.95	$1,000.00	$1,021.87	$2.96	0.59%

Quality Fund
Class III	$1,000.00	$957.80	$2.33	$1,000.00	$1,022.41	$2.41	0.48%
Class IV	$1,000.00	$958.20	$2.14	$1,000.00	$1,022.61	$2.21	0.44%
Class VI	$1,000.00	$958.40	$1.89	$1,000.00	$1,022.86	$1.96	0.39%
Class R6	$1,000.00	$957.90	$2.33	$1,000.00	$1,022.41	$2.41	0.48%
Class I	$1,000.00	$957.30	$2.82	$1,000.00	$1,021.92	$2.91	0.58%

Resources Fund
Class III	$1,000.00	$1,070.90	$3.65	$1,000.00	$1,021.27	$3.56	0.71%
Class IV	$1,000.00	$1,071.00	$3.39	$1,000.00	$1,021.52	$3.31	0.66%
Class VI(e)	$1,000.00	$972.20	$0.40	$1,000.00	$1,021.13	$3.71	0.74%
Class R6	$1,000.00	$1,070.80	$3.85	$1,000.00	$1,021.08	$3.76	0.75%
Class I	$1,000.00	$1,070.30	$4.21	$1,000.00	$1,020.73	$4.11	0.82%

Tax-Managed International Equities Fund
Class III	$1,000.00	$954.60	$3.20	$1,000.00	$1,021.52	$3.31	0.66%

U.S. Equity Fund
Class III	$1,000.00	$976.80	$2.25	$1,000.00	$1,022.51	$2.31	0.46%
Class VI	$1,000.00	$977.50	$1.81	$1,000.00	$1,022.96	$1.86	0.37%

U.S. Small Cap Value Fund
Class VI	$1,000.00	$1,021.80	$2.11	$1,000.00	$1,022.71	$2.11	0.42%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2022, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

(a)

For the period November 17, 2021 (commencement of operations) through February 28, 2022, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2022, multiplied by the average account value over the period, multiplied by 103 days in the period, divided by 365 days in the year.

(b)

For the period October 18, 2021 (commencement of operations) through February 28, 2022, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2022, multiplied by the average account value over the period, multiplied by 133 days in the period, divided by 365 days in the year.

(c)

For the period December 1, 2021 (commencement of operations) through February 28, 2022, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2022, multiplied by the average account value over the period, multiplied by 89 days in the period, divided by 365 days in the year.

(d)

For the period December 30, 2021 (commencement of operations) through February 28, 2022, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2022, multiplied by the average account value over the period, multiplied by 59 days in the period, divided by 365 days in the year.

(e)

For the period February 8, 2022 (commencement of operations) through February 28, 2022, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2022, multiplied by the average account value over the period, multiplied by 20 days in the period, divided by 365 days in the year.

164

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2022 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2022:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short- Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Climate Change Fund	1.80%	10.01%	—	—	49,739,067	24,176,606	—	—	—
Emerging Domestic Opportunities Fund	13.47%	100.00%	—	—	—	58,232,198	6,817,709	2,724,213	—
Emerging Markets ex-China Fund	—	97.81%	—	—	—	—	446,649	2,641,967	—
Emerging Markets Fund	—	69.69%	—	—	—	—	15,489,728	104,507,859	—
International Equity Fund	—	72.31%	—	—	—	—	—	—	—
Japan Value Creation Fund	—	15.96%	—	—	12,993,630	1,135,657	452,869	4,528,685	—
Quality Cyclicals Fund (formerly Cyclical Focus Fund)	4.96%	12.76%	—	—	19,751,917	5,405,268	—	—	—
Quality Fund	41.10%	53.58%	—	—	119,800,647	338,485,262	—	—	—
Resources Fund	—	28.83%	—	—	71,220,515	27,415,353	6,707,705	85,196,152	—
Tax-Managed International Equities Fund	—	95.00%	—	—	—	3,705,108	—	—	—
U.S. Equity Fund	26.06%	27.26%	—	—	20,394,932	57,927,021	—	—	—
U.S. Small Cap Value Fund	9.47%	9.45%	—	—	51,983,699	27,775,233	—	—	17,363

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)

The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders. All amounts presented above are based upon net investment income earned.

(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.

In early 2023, the Funds will notify applicable shareholders of amounts for use in preparing 2022 U.S. federal income tax forms.

165

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2022. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Feigelson, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	30	Director, BeiGene Ltd. (biotech).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Professor of Finance (Since July 1, 2011) and Peter Moores Dean and Professor of Finance (July 1, 2011 – June 30, 2021) University of Oxford, Said Business School	30	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired.	30	Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014 – April 2019).
Interested Trustee and Officer

Carolyn Haley[2] YOB: 1966	Trustee; President of the Trust	Trustee and President since June 2021.	Head of Global Operations and Finance, Head of Operations, Co-Head of Operations, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – Present).	30	None.

[1]	The Fund Complex includes series of each of GMO Trust.

[2]

Ms. Haley is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of her positions with the Trust and GMO indicated in the table above and her interest as a member of GMO.

166

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Carolyn Haley YOB: 1966	Trustee, President of the Trust	Trustee and President since June 2021	Head of Global Operations and Finance, Head of Operations, Co-Head of Operations, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – Present).

Tara Pari YOB: 1976	Chief Executive Officer	Chief Executive Officer since November 2020	Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting and Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 to present). Head of Fund Reporting, Risk and Controls and Proxy Voting (October 2021 to present), Grantham, Mayo, Van Otterloo & Co. LLC.

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present).

Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – November 2020). Treasury and Payables Manager, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

167

AR-022822-EQ

GMO Trust

Annual Report

February 28, 2022

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Asset Allocation Bond Fund returned +0.16% (net) for the fiscal year ended February 28, 2022, as compared with a +0.05% return for the FTSE 3-Month Treasury Bill Index.

The Fund started the period predominantly invested in Treasury Inflation-Protected Securities (“TIPS”). These had been preferred to nominal securities as we believed that they offered better valuations. For context, at the start of the period, the 10-year real yield was -0.71% and the 10-year nominal yield was 1.44%, leaving the break-even inflation measure at 2.15%.

The TIPS enjoyed solid absolute performance to start the period, strongly outperforming nominals, and this led us to reassess their relative valuations. Towards the end of April 2021, we switched the majority of the assets of the Fund from TIPS to nominal bonds. Again, for context, at the end of April 2021, the 10-year real yield had fallen modestly to -0.77% while the 10-year nominal yield had climbed meaningfully to 1.65%, leaving the break-even inflation measure at a more reasonable 2.42%.

Since the end of April 2021, nominal yields have continued to rise, and the 10-year nominal yield finished February 2022 at 1.83%. This led to negative performance of the nominal securities, offsetting much of the performance that had initially been generated by the TIPS.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

2

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Asset Allocation Bond Fund Class III Shares and the FTSE 3-Month Treasury Bill Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For Class III and VI the gross expense ratio of 0.49% and 0.40%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.41% and 0.32% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	99.6%
Short-Term Investments	0.6
Mutual Funds	0.0 ^
Other	(0.2)

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

4

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 99.6%

	U.S. Government — 99.6%

15,035,000	U.S. Treasury Note, 1.38%, due 12/31/28	14,598,045

24,490,000	U.S. Treasury Note, 1.25%, due 08/15/31	23,254,021

	Total U.S. Government	37,852,066

	TOTAL DEBT OBLIGATIONS (COST $38,484,231)	37,852,066

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

2,321	GMO U.S. Treasury Fund	11,626

	TOTAL MUTUAL FUNDS (COST $11,673)	11,626

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

216,918	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	216,918

	TOTAL SHORT-TERM INVESTMENTS (COST $216,918)	216,918

	TOTAL INVESTMENTS — 100.2% (Cost $38,712,822)	38,080,610

	Other Assets and Liabilities (net) — (0.2%)	(61,834)

	TOTAL NET ASSETS — 100.0%	$38,018,776

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	5

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Country Debt team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Emerging Country Debt Fund returned -7.83% (net) for the fiscal year ended February 28, 2022, as compared with -7.50% for the J.P. Morgan EMBI Global Diversified + (EMBIGD).

EMBIGD’s spread over U.S. Treasuries widened by 111 basis points to 470 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond rose by 42 basis points to 1.83%.

The Fund had negative alpha from country selection during the fiscal year, driven by losses from overweights in Ukraine and Tunisia, and underweights in Qatar and China. Partly offsetting these losses, the Fund’s overweights in Ecuador, Oman, Mexico, and Belize, and underweight in Colombia contributed to alpha during the fiscal year.

In terms of security selection, gains from the choice of holdings in Ukraine drove positive alpha, followed by contributions from security selection in Tunisia, Ghana, Iraq, and Russia. Negative alpha from security selection in Brazil, Chile, and Bahrain partly offsets these gains. The Fund also had positive alpha from holding of bonds in off-benchmark countries, which we consider security selection. The most notable country in this category was the Republic of the Congo, followed by Israel, Chad, and Grenada, though negative alpha from Venezuela partly offset these gains. Within quasi-sovereign security selection, the portfolio had negative alpha from Chile, Ukraine, and Russia, while Israel and Indonesia were notable contributors to alpha.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Country Debt Fund Class III Shares, the J.P. Morgan EMBI Global Diversified +*

and the J.P. Morgan EMBI Global

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*

The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

For Class III, IV, and VI the gross expense ratio of 0.54%, 0.49%, and 0.45%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.54%, 0.49% and 0.45% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

7

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	90.9%
Short-Term Investments	3.7
Loan Assignments	1.4
Loan Participations	1.2
Swap Contracts	0.5
Investment Funds	0.2
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Written Options/Credit Linked Options	0.0	^
Purchased Options	0.0	^
Reverse Repurchase Agreements	(0.2)
Other	2.1

	100.0%

Country/Region Summary‡	% of Investments
Other Emerging	15.2	%*
Mexico	6.4
Turkey	5.9
Saudi Arabia	4.9
Oman	4.7
Colombia	4.5
South Africa	3.5
Brazil	3.5
Bahrain	3.4
Ecuador	3.2
Dominican Republic	3.1
Indonesia	3.1
Peru	2.9
Tunisia	2.9
Argentina	2.8
Egypt	2.7
United Arab Emirates	2.7
Panama	2.0
Jordan	2.0
Chile	1.8
Philippines	1.5
Ghana	1.5
Kazakhstan	1.4
India	1.4
Sri Lanka	1.3
Nigeria	1.3
Costa Rica	1.3
Ivory Coast	1.2
Kenya	1.2
Romania	1.1
Ukraine	1.1
Trinidad & Tobago	1.1
Vietnam	1.1
Israel	1.0
Uruguay	1.0
Other Developed	0.3	¤

	100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

¤	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 90.9%

		Albania — 1.4%

		Sovereign and Sovereign Agency Issuers

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	44,679,382

EUR	9,100,000	Republic of Albania Par Bond, Reg S, 3.50%, due 11/23/31	9,106,510

		Total Albania	53,785,892

		Angola — 0.3%

		Sovereign and Sovereign Agency Issuers

	7,900,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	7,465,500

	5,500,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	5,101,250

		Total Angola	12,566,750

		Argentina — 3.2%

		Sovereign and Sovereign Agency Issuers

	29,090,713	Republic of Argentina, 1.00%, due 07/09/29	9,569,176

	35,333,493	Republic of Argentina, Step Up, 0.50%, due 07/09/30	11,271,384

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c) (d)	992,440

	56,547,942	Republic of Argentina, Step Up, 1.13%, due 07/09/35	16,766,465

EUR	26,000,000	Republic of Argentina, Step Up, 1.50%, due 01/09/38	9,503,713

	72,008,994	Republic of Argentina, Step Up, 2.00%, due 01/09/38	26,126,500

JPY	334,073,000	Republic of Argentina, 0.67%, due 12/31/38 (c) (d)	581,175

EUR	8,260,000	Republic of Argentina, Step Up, 1.50%, due 07/09/41	2,727,516

	72,201,240	Republic of Argentina, Step Up, 2.50%, due 07/09/41	24,404,019

	56,947,000	Republic of Argentina, Step Up, 1.13%, due 07/09/46	17,084,100

		Total Argentina	119,026,488

		Armenia — 0.5%

		Corporate Debt

	20,000,000	Ardshinbank CJSC Via Dilijan Finance BV, Reg S, 6.50%, due 01/28/25	19,510,000

		Azerbaijan — 1.0%

		Sovereign and Sovereign Agency Issuers

	11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	10,818,600

	5,250,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	5,158,125

	20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	21,112,000

		Total Azerbaijan	37,088,725

Par Value†		Description	Value ($)

		Bahamas — 0.8%

		Sovereign and Sovereign Agency Issuers

	10,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	9,026,333

	15,600,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	13,806,000

	7,900,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	6,833,500

		Total Bahamas	29,665,833

		Bahrain — 1.9%

		Sovereign and Sovereign Agency Issuers

	76,590,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	71,458,470

		Barbados — 0.4%

		Sovereign and Sovereign Agency Issuers

	14,000,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	13,748,875

		Belarus — 0.1%

		Sovereign and Sovereign Agency Issuers

	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c)	1,245,600

	20,300,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30 (c)	3,045,000

		Total Belarus	4,290,600

		Bermuda — 0.2%

		Sovereign and Sovereign Agency Issuers

	6,990,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	7,736,183

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers

	9,200,000	Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28 (e)	7,976,975

		Brazil — 3.0%

		Corporate Debt — 0.6%

	24,870,548	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	24,093,343

		Sovereign and Sovereign Agency Issuers — 2.4%

	59,639,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	55,072,144

	21,500,000	Republic of Brazil, 4.75%, due 01/14/50	17,896,062

BRL	75,100,000	Rio Smart Lighting Sarl, Reg S, 12.25%, due 09/20/32 (f)	14,618,712

			87,586,918

		Total Brazil	111,680,261

See accompanying notes to the financial statements.	9

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†		Description	Value ($)

		Cameroon — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	7,500,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	7,316,154

		Chile — 2.2%

		Corporate Debt — 0.9%

	20,411,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	20,629,398

	17,048,994	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	14,612,053

			35,241,451

		Sovereign and Sovereign Agency Issuers — 1.3%

	2,200,000	Chile Government International Bond, 3.50%, due 01/31/34	2,171,400

	7,500,000	Chile Government International Bond, 3.10%, due 05/07/41	6,581,250

	3,700,000	Chile Government International Bond, 4.00%, due 01/31/52	3,614,900

	8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	8,404,560

	5,300,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	4,848,440

	25,250,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	21,406,950

			47,027,500

		Total Chile	82,268,951

		China — 0.9%

		Corporate Debt — 0.3%

	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	1,624,000

	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	2,073,500

	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	1,087,500

	7,500,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.00%, due 09/22/30	7,144,425

	6,100,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (d)	579,500

	2,100,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (d)	204,750

	3,600,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (d)	342,000

	4,100,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (d)	378,738

			13,434,413

		Sovereign and Sovereign Agency Issuers — 0.6%

	14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	13,905,350

	7,300,000	Oryx Funding Ltd., Reg S, 5.80%, due 02/03/31	7,382,125

			21,287,475

		Total China	34,721,888

Par Value†		Description	Value ($)

		Colombia — 3.1%

		Corporate Debt — 0.2%

COP	26,700,000,000	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	6,205,352

		Sovereign and Sovereign Agency Issuers — 2.9%

	647,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	706,406

	745,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	813,405

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	4,844,566

	26,100,000	Colombia Government International Bond, 6.13%, due 01/18/41	25,158,769

	38,400,000	Colombia Government International Bond, 5.63%, due 02/26/44	34,447,200

	7,600,000	Colombia Government International Bond, 5.20%, due 05/15/49	6,399,675

	25,611,000	Ecopetrol SA, 7.38%, due 09/18/43	25,329,279

	6,400,000	Ecopetrol SA, 5.88%, due 11/02/51	5,367,680

COP	30,200,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	6,966,050

			110,033,030

		Total Colombia	116,238,382

		Congo Republic (Brazzaville) — 1.2%

		Sovereign and Sovereign Agency Issuers

	56,645,261	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	45,316,208

		Costa Rica — 1.0%

		Sovereign and Sovereign Agency Issuers

	29,931,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	29,094,803

	9,198,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	7,526,838

		Total Costa Rica	36,621,641

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers

	5,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	6,443,312

		Dominican Republic — 2.3%

		Sovereign and Sovereign Agency Issuers

	7,400,000	Dominican Republic International Bond, 144A, 6.00%, due 02/22/33	7,271,887

	4,100,000	Dominican Republic International Bond, Reg S, 5.30%, due 01/21/41	3,516,519

	89,629,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	75,473,220

		Total Dominican Republic	86,261,626

10	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	Ecuador — 3.7%

	Sovereign and Sovereign Agency Issuers

1,000,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	900,000

18,576,250	Ecuador Government International Bond, Reg S, Step Up, 5.00%, due 07/31/30	16,309,948

112,987,125	Ecuador Government International Bond, Reg S, Step Up, 1.00%, due 07/31/35	79,535,874

36,603,750	Ecuador Government International Bond, Reg S, Step Up, 0.50%, due 07/31/40	22,643,995

8,246,892	Ecuador Government International Bond, Zero Coupon, Reg S, due 07/31/30	4,851,750

14,607,300	Ecuador Social Bond Sarl, Zero Coupon, Reg S, due 01/30/35	11,768,006

	Total Ecuador	136,009,573

	Egypt — 2.0%

	Sovereign and Sovereign Agency Issuers

23,500,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	18,388,750

22,800,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	17,955,000

11,200,000	Egypt Government International Bond, Reg S, 8.75%, due 09/30/51	8,736,000

38,364,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	28,773,000

	Total Egypt	73,852,750

	El Salvador — 0.6%

	Sovereign and Sovereign Agency Issuers

5,300,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	2,962,369

7,775,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	4,044,458

32,900,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	16,055,200

	Total El Salvador	23,062,027

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers

4,090,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	3,051,651

	Gabon — 0.3%

	Sovereign and Sovereign Agency Issuers

13,300,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	12,093,025

	Ghana — 1.5%

	Sovereign and Sovereign Agency Issuers

5,000,000	Republic of Ghana, Reg S, 8.63%, due 04/07/34	3,312,500

5,900,000	Republic of Ghana, Reg S, 8.63%, due 06/16/49	3,820,250

Par Value†	Description	Value ($)

	Ghana — continued

	Sovereign and Sovereign Agency Issuers — continued

30,000,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	19,500,000

28,500,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61	18,453,750

10,444,727	Saderea DAC, Reg S, 12.50%, due 11/30/26	9,609,149

	Total Ghana	54,695,649

	Grenada — 0.2%

	Sovereign and Sovereign Agency Issuers

9,776,063	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	8,700,696

	Guatemala — 0.6%

	Sovereign and Sovereign Agency Issuers

4,815,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	5,898,375

2,000,000	Republic of Guatemala, Reg S, 4.65%, due 10/07/41	1,819,125

15,200,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	15,497,350

	Total Guatemala	23,214,850

	Honduras — 0.4%

	Sovereign and Sovereign Agency Issuers

17,300,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	14,946,119

	Hungary — 0.3%

	Sovereign and Sovereign Agency Issuers

11,300,000	Hungary Government International Bond, Reg S, 3.13%, due 09/21/51	9,296,369

	India — 1.6%

	Corporate Debt

29,700,000	Delhi International Airport Ltd., Reg S, 6.45%, due 06/04/29	27,769,500

1,000,000	GMR Hyderabad International Airport Ltd., Reg S, 4.75%, due 02/02/26	964,250

21,140,000	GMR Hyderabad International Airport Ltd., Reg S, 4.25%, due 10/27/27	19,465,976

10,750,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	10,320,000

	Total India	58,519,726

	Indonesia — 3.7%

	Sovereign and Sovereign Agency Issuers

9,200,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	9,276,475

3,700,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.45%, due 05/15/30	3,909,975

20,900,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	21,145,575

See accompanying notes to the financial statements.	11

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†		Description	Value ($)

		Indonesia — continued

		Sovereign and Sovereign Agency Issuers — continued

	8,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	10,206,291

	11,900,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	11,229,138

	11,300,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	13,226,650

	8,200,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	7,232,913

	4,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	4,503,081

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	15,902,225

	43,900,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	42,467,762

		Total Indonesia	139,100,085

		Israel — 0.5%

		Sovereign and Sovereign Agency Issuers

	13,183,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	19,352,863

		Ivory Coast — 0.8%

		Sovereign and Sovereign Agency Issuers

EUR	29,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	27,756,676

		Jamaica — 0.9%

		Corporate Debt — 0.2%

	6,471,979	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	6,390,270

		Sovereign and Sovereign Agency Issuers — 0.7%

	9,375,000	Jamaica Government International Bond, 7.88%, due 07/28/45	12,256,641

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	13,110,000

			25,366,641

		Total Jamaica	31,756,911

		Jordan — 1.2%

		Sovereign and Sovereign Agency Issuers

	49,895,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	45,257,883

		Kazakhstan — 1.0%

		Sovereign and Sovereign Agency Issuers

	9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	10,767,938

	3,800,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	3,895,000

	19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	21,691,000

		Total Kazakhstan	36,353,938

Par Value†		Description	Value ($)

		Kenya — 0.7%

		Sovereign and Sovereign Agency Issuers

	30,400,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	26,296,000

		Kuwait — 0.1%

		Corporate Debt

	4,100,000	Equate Petrochemical BV, Reg S, 2.63%, due 04/28/28	3,878,190

		Lebanon — 0.5%

		Sovereign and Sovereign Agency Issuers

	20,400,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	2,397,000

	5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	596,302

	60,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	6,590,794

	21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	2,257,500

	56,914,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	6,118,255

		Total Lebanon	17,959,851

		Malaysia — 1.0%

		Sovereign and Sovereign Agency Issuers

	16,700,000	1MDB Global Investments Ltd., Reg S, 4.40%, due 03/09/23	16,249,100

	6,000,000	Dua Capital Ltd, Reg S, 2.78%, due 05/11/31	5,695,200

	8,400,000	Petronas Capital Ltd, Reg S, 4.80%, due 04/21/60	9,806,160

	4,200,000	Petronas Capital Ltd, Reg S, 3.40%, due 04/28/61	3,722,796

		Total Malaysia	35,473,256

		Mexico — 6.3%

		Sovereign and Sovereign Agency Issuers

	27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	22,298,556

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,036,800

	126,800,000	Petroleos Mexicanos, 7.69%, due 01/23/50	113,486,000

	23,486,000	Petroleos Mexicanos, 6.95%, due 01/28/60	19,390,041

GBP	56,096,000	United Mexican States, 5.63%, due 03/19/2114	74,876,542

		Total Mexico	235,087,939

		Mongolia — 0.1%

		Sovereign and Sovereign Agency Issuers

	3,700,000	Mongolia Government International Bond, Reg S, 4.45%, due 07/07/31	3,321,157

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†		Description	Value ($)

		Montenegro — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	8,100,000	Montenegro Government International Bond, 144A, 2.88%, due 12/16/27	8,014,973

		Morocco — 0.5%

		Sovereign and Sovereign Agency Issuers

	11,300,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	11,376,275

	10,500,000	Office Cherifien des Phosphates SA, Reg S, 5.13%, due 06/23/51	8,465,625

		Total Morocco	19,841,900

		Mozambique — 0.2%

		Sovereign and Sovereign Agency Issuers

	9,276,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	7,947,213

		Nigeria — 1.0%

		Sovereign and Sovereign Agency Issuers

	10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	9,041,500

	15,550,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	12,556,625

	7,600,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	7,125,000

	11,300,000	Nigeria Government International Bond, Reg S, 8.25%, due 09/28/51	9,689,750

		Total Nigeria	38,412,875

		Oman — 2.7%

		Sovereign and Sovereign Agency Issuers

	4,600,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	4,278,000

	96,800,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	92,202,000

	5,400,000	Oman Government International Bond, Reg S, 7.00%, due 01/25/51	5,319,000

		Total Oman	101,799,000

		Pakistan — 0.3%

		Sovereign and Sovereign Agency Issuers

	14,762,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	12,227,549

		Panama — 1.9%

		Sovereign and Sovereign Agency Issuers

	26,200,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	23,781,412

	12,651,000	Panama Government International Bond, 8.13%, due 04/28/34	18,007,908

	16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	16,120,650

	12,600,000	Panama Government International Bond, 4.50%, due 01/19/63	11,831,400

		Total Panama	69,741,370

Par Value†		Description	Value ($)

		Papua New Guinea — 0.0%

		Sovereign and Sovereign Agency Issuers

	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,260,154

		Peru — 2.4%

		Sovereign and Sovereign Agency Issuers

PEN	52,700,000	Peru Government Bond, 6.15%, due 08/12/32	13,741,817

	16,100,000	Peruvian Government International Bond, 3.60%, due 01/15/72	13,403,250

	26,700,000	Peruvian Government International Bond, 3.23%, due 07/28/2121	19,704,600

	48,595,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	42,574,079

		Total Peru	89,423,746

		Philippines — 1.9%

		Sovereign and Sovereign Agency Issuers

	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	7,614,000

	13,500,000	Philippine Government International Bond, 3.20%, due 07/06/46	11,915,235

	40,012,000	Power Sector Assets & Liabilities Management Corp, 9.63%, due 05/15/28	52,685,801

		Total Philippines	72,215,036

		Qatar — 0.4%

		Sovereign and Sovereign Agency Issuers

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	13,907,267

		Republic of North Macedonia — 0.2%

		Sovereign and Sovereign Agency Issuers

EUR	7,800,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	7,652,529

		Romania — 0.7%

		Sovereign and Sovereign Agency Issuers

EUR	11,300,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	11,862,401

EUR	18,300,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	15,594,341

		Total Romania	27,456,742

		Russia — 0.8%

		Sovereign and Sovereign Agency Issuers

	21,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c)	4,374,000

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c)	1,040,000

See accompanying notes to the financial statements.	13

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†		Description	Value ($)

		Russia — continued

		Sovereign and Sovereign Agency Issuers — continued

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c)	1,360,000

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35 (c)	10,200,000

	6,400,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35 (c)	1,920,000

	4,000,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42 (c)	1,200,000

	33,200,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47 (c)	9,960,000

		Total Russia	30,054,000

		Saudi Arabia — 3.2%

		Corporate Debt — 1.0%

	23,704,875	ACWA Power Management And Investments One Ltd., Reg S, 5.95%, due 12/15/39	25,605,710

	11,100,000	EIG Pearl Holdings Sarl, 144A, 4.39%, due 11/30/46	10,807,515

			36,413,225

		Sovereign and Sovereign Agency Issuers — 2.2%

	1,600,000	Saudi Government International Bond, Reg S, 3.75%, due 01/21/55	1,554,000

	90,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	82,468,125

			84,022,125

		Total Saudi Arabia	120,435,350

		Senegal — 0.2%

		Sovereign and Sovereign Agency Issuers

	8,800,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	7,404,650

		Serbia — 0.3%

		Sovereign and Sovereign Agency Issuers

EUR	14,500,000	Serbia International Bond, Reg S, 2.05%, due 09/23/36	11,827,783

		South Africa — 3.7%

		Sovereign and Sovereign Agency Issuers

	11,720,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	11,473,147

	15,300,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	15,245,494

ZAR	203,950,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	2,806,124

ZAR	543,600,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	23,582,378

	6,800,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	6,346,525

	86,600,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	74,573,425

Par Value†		Description	Value ($)

		South Africa — continued

		Sovereign and Sovereign Agency Issuers — continued

ZAR	27,300,000	Transnet SOC, Ltd., 13.50%, due 04/18/28	2,097,748

		Total South Africa	136,124,841

		Sri Lanka — 1.1%

		Sovereign and Sovereign Agency Issuers

	7,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	3,397,940

	11,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	5,182,861

	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	15,208,031

	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29	3,881,900

	30,100,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30	13,202,613

		Total Sri Lanka	40,873,345

		SupraNational — 0.3%

		Sovereign and Sovereign Agency Issuers

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	4,370,586

BRL	225,000,000	International Finance Corp., Zero Coupon, due 02/25/41	7,420,366

		Total SupraNational	11,790,952

		Suriname — 0.6%

		Sovereign and Sovereign Agency Issuers

	14,000,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	9,940,000

	17,559,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	12,634,798

		Total Suriname	22,574,798

		Tajikistan — 0.3%

		Sovereign and Sovereign Agency Issuers

	11,374,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	9,861,969

		Trinidad And Tobago — 1.2%

		Sovereign and Sovereign Agency Issuers

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	10,010,088

	3,800,000	Trinidad & Tobago Government International Bond, Reg S, 4.50%, due 06/26/30	3,699,775

	6,127,000	Trinidad Generation UnLtd., Reg S, 5.25%, due 11/04/27	6,157,635

	22,488,000	Trinidad Petroleum Holdings Ltd., Reg S, 9.75%, due 06/15/26	23,082,526

		Total Trinidad And Tobago	42,950,024

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†		Description	Value ($)

		Tunisia — 1.3%

		Sovereign and Sovereign Agency Issuers

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	33,756,402

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	11,369,112

JPY	900,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	3,992,520

		Total Tunisia	49,118,034

		Turkey — 3.9%

		Sovereign and Sovereign Agency Issuers

	20,100,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	18,391,500

	13,000,000	Republic of Turkey, 6.50%, due 09/20/33	11,239,312

	10,002,000	Republic of Turkey, 6.00%, due 01/14/41	7,644,029

	151,913,000	Republic of Turkey, 5.75%, due 05/11/47	109,453,316

		Total Turkey	146,728,157

		Ukraine — 1.0%

		Sovereign and Sovereign Agency Issuers

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24 (c)	1,065,187

	19,000,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.63%, due 11/08/26 (c)	4,750,000

	3,800,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/26 (c)	1,140,000

	9,100,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/28 (c)	2,730,000

	4,700,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25 (c)	1,504,000

	8,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26 (c)	2,566,080

	3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27 (c)	1,238,080

	37,600,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32 (c)	12,032,000

	29,900,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/33 (c)	9,568,000

	200,000	Ukraine Railways Via Rail Capital Markets Plc, Reg S, 7.88%, due 07/15/26 (c)	50,000

		Total Ukraine	36,643,347

		United Arab Emirates — 1.8%

		Sovereign and Sovereign Agency Issuers

	4,500,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	4,911,469

	8,200,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	7,728,500

	9,100,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	7,484,750

	6,000,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	5,752,650

	18,700,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	15,349,194

Par Value†	Description	Value ($)

	United Arab Emirates — continued

	Sovereign and Sovereign Agency Issuers — continued

28,300,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	24,621,000

	Total United Arab Emirates	65,847,563

	United States — 3.2%

	Asset-Backed Securities — 0.3%

1,248,152	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.43%, due 12/15/35	1,208,662

476,543	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.43%, due 12/15/35	470,639

917,302	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 0.39%, due 05/15/36	877,977

8,485,463	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 0.34%, due 11/25/36	3,597,954

8,598,602	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 0.41%, due 11/25/36	3,676,264

4,413,051	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 0.55%, due 04/25/37	2,076,422

		11,907,918

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/2170	505,840

	U.S. Government — 2.9%

7,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	6,958,164

26,000,000	U.S. Treasury Note, 0.13%, due 12/31/22	25,811,094

43,000,000	U.S. Treasury Note, 0.13%, due 03/31/23 (g)	42,524,648

33,050,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.40%, due 10/31/23 (g)	33,109,666

		108,403,572

	Total United States	120,817,330

	Uruguay — 0.8%

	Sovereign and Sovereign Agency Issuers

24,918,000	Uruguay Government International Bond, 5.10%, due 06/18/50	29,579,223

	Uzbekistan — 0.4%

	Sovereign and Sovereign Agency Issuers

7,600,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	6,536,000

10,000,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	8,800,000

	Total Uzbekistan	15,336,000

See accompanying notes to the financial statements.	15

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	Venezuela — 0.8%

	Sovereign and Sovereign Agency Issuers

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	835,988

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	6,600,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	2,168,845

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	385,000

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,094,110

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	2,013,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	1,306,250

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	9,503,615

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	3,778,500

	Total Venezuela	27,685,308

	Vietnam — 0.8%

	Sovereign and Sovereign Agency Issuers

22,558,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	20,355,775

9,918,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 0.96%, due 03/13/28 (c)	9,372,510

	Total Vietnam	29,728,285

	Zambia — 0.6%

	Sovereign and Sovereign Agency Issuers

3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	2,547,000

27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	20,279,206

	Total Zambia	22,826,206

	TOTAL DEBT OBLIGATIONS (COST $4,271,472,622)	3,390,867,917

	LOAN ASSIGNMENTS — 1.4%

	Chad — 0.5%

5,721,835	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 2.50%, due 09/30/25 (c)	4,691,905

20,009,940	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 2.75%, due 12/31/27 (c)	13,506,709

	Total Chad	18,198,614

	Kenya — 0.1%

4,258,333	Republic of Kenya Loan Agreement, 6 mo. LIBOR + 6.70%, 7.50%, due 04/10/25 (a)	4,116,565

Par Value†		Description	Value ($)

		Turkey — 0.8%

EUR	29,435,714	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	31,554,295

		TOTAL LOAN ASSIGNMENTS (COST $56,367,480)	53,869,474

		LOAN PARTICIPATIONS — 1.2%

		Angola — 0.8%

	468,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Reg S, 6 mo. LIBOR + 4.50%, 5.30%, due 12/07/23 (c)	462,150

	12,000,000	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	11,280,000

	7,275,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 7.05%, due 12/13/23 (c)	7,165,875

	4,162,149	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 7.05%, due 12/20/23 (c)	4,099,717

	7,916,667	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	7,520,833

		Total Angola	30,528,575

		Egypt — 0.0%

CHF	466	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	422

		Iraq — 0.3%

EUR	727,635	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	685,323

JPY	1,070,250,340	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	7,540,580

JPY	227,190,207	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,600,696

JPY	96,567,776	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	680,380

		Total Iraq	10,506,979

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	3

16	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value† / Shares		Description	Value ($)

		Sudan — 0.1%

CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	1,548,391

CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	674,528

		Total Sudan	2,222,919

		TOTAL LOAN PARTICIPATIONS (COST $60,209,566)	43,258,898

		INVESTMENT FUNDS — 0.2%

		Colombia — 0.2%

	7,850,000	Bona Fide Investments Feeder LLC (c) (h)	7,850,000

		TOTAL INVESTMENT FUNDS (COST $7,850,000)	7,850,000

		MUTUAL FUNDS — 2.0%

		United States — 2.0%

		Affiliated Issuers — 2.0%

	14,838,144	GMO U.S. Treasury Fund	74,339,103

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,339,103

Par Value† / Shares		Description	Value ($)

		RIGHTS/WARRANTS — 0.2%

		Argentina — 0.1%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (i)	3,240,577

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (i)	27,766

		Total Argentina	3,268,343

		Ukraine — 0.1%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (c) (i)	2,166,900

		TOTAL RIGHTS/WARRANTS (COST $49,378,719)	5,435,243

		SHORT-TERM INVESTMENTS — 1.7%

		Money Market Funds — 0.3%

	11,011,723	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (j)	11,011,723

		U.S. Government — 1.4%

	40,000,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (k)	39,879,741

	13,000,000	U.S. Treasury Bill, 0.66%, due 08/25/22 (k)	12,958,603

		Total U.S. Government	52,838,344

		TOTAL SHORT-TERM INVESTMENTS (COST $63,840,888)	63,850,067

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Currency Options — Puts — 0.0%
USD Put/RUB Call	BCLY	72.50%	09/22/22	USD	65,200,000	USD	65,200,000	30,644

TOTAL PURCHASED OPTIONS (COST $1,094,708)	30,644

TOTAL INVESTMENTS — 97.6% (Cost $4,584,510,413)	3,639,501,346

Other Assets and Liabilities (net) — 2.4%	89,715,263

TOTAL NET ASSETS — 100.0%	$3,729,216,609

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2022

Bona Fide Investments Feeder LLC	12/31/21	7,850,000	0.21%	$7,850,000

See accompanying notes to the financial statements.	17

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/04/2022	JPM	BRL	70,300,000	USD	12,855,915	(673,202)
03/17/2022	MSCI	COP	84,900,000,000	USD	21,599,206	67,825
04/21/2022	SSB	EUR	163,000,000	USD	185,280,421	2,160,435
04/21/2022	MSCI	GBP	63,311,000	USD	86,289,221	1,337,637
04/18/2022	BCLY	JPY	8,000,000,000	USD	70,092,527	433,648
04/18/2022	MSCI	PEN	58,900,000	USD	15,704,573	209,873
03/16/2022	BCLY	RUB	419,000,000	USD	4,750,028	881,321
04/12/2022	BCLY	RUB	410,000,000	USD	5,366,492	1,658,847
04/12/2022	GS	RUB	377,000,000	USD	4,919,376	1,510,151
04/12/2022	MSCI	RUB	419,000,000	USD	4,661,123	872,090
04/25/2022	MSCI	TRY	66,400,000	USD	4,606,406	183,906
04/21/2022	SSB	USD	23,267,128	EUR	20,500,000	(236,701)
04/12/2022	BCLY	USD	13,639,493	RUB	1,065,400,000	(4,005,041)
05/31/2022	MSCI	ZAR	356,500,000	USD	22,759,920	(159,293)

						$4,241,496

Reverse Repurchase Agreements(l)

Face Value		Description	Value ($)

USD	6,346,002	J.P. Morgan Securities Plc, (0.50)%, dated 01/25/22, (collateral: Bolivia Government International Bond, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	$(6,346,002)

		Average balance outstanding	$(11,548,131)

		Average interest rate (net)	0.45%

		Maximum balance outstanding	$(26,079,125)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(117,494)	48,767

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,250,471)	202,562

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,165,333)	74,782

					$(5,533,298)	$326,111

18	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	140,060,000	1.00%	3.01%	N/A	06/20/2024	Quarterly	4,376,875	4,962,466	585,591
CDX-EMS.35.V1-5Y	USD	143,000,000	1.00%	3.10%	N/A	06/20/2026	Quarterly	4,242,750	10,232,794	5,990,044

								$8,619,625	$15,195,260	$6,575,635

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Banque Centrale de Tunisie SA	JPM	USD	19,500,000	1.00%	15.71%	N/A	06/20/2022	Quarterly	2,109,320	862,720	(1,246,600)
Republic of Ghana	JPM	USD	3,700,000	5.00%	12.29%	N/A	06/20/2023	Quarterly	370,000	318,375	(51,625)
Republic of Ghana	JPM	USD	3,700,000	5.00%	12.29%	N/A	06/20/2023	Quarterly	(112,514)	318,375	430,889
Republic of Ghana	JPM	USD	3,700,000	5.00%	12.29%	N/A	06/20/2023	Quarterly	(112,260)	318,375	430,635
Republic of South Africa	CITI	USD	35,900,000	1.00%	1.19%	N/A	12/20/2023	Quarterly	56,177	122,729	66,552
Petrobras Global Finance BV	CITI	USD	13,000,000	1.00%	1.74%	N/A	06/20/2024	Quarterly	371,175	214,578	(156,597)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	1.74%	N/A	06/20/2024	Quarterly	1,923,458	610,722	(1,312,736)
Republic of Ghana	JPM	USD	7,500,000	5.00%	11.59%	N/A	06/20/2024	Quarterly	58,680	954,163	895,483
Commonwealth of Bahamas	DB	EUR	29,001,331	1.00%	6.21%	N/A	06/20/2025	Quarterly	3,767,513	3,475,170	(292,343)
Republic of Colombia	CITI	USD	6,000,000	1.00%	2.27%	N/A	12/20/2026	Quarterly	168,255	329,394	161,139
Republic of South Africa	GS	USD	41,800,000	1.00%	2.31%	N/A	12/20/2026	Quarterly	2,193,618	2,366,355	172,737
Republic of South Africa	CITI	USD	10,200,000	1.00%	2.31%	N/A	12/20/2026	Quarterly	505,046	577,436	72,390
Republic of Turkey	GS	USD	32,000,000	1.00%	5.92%	N/A	12/20/2026	Quarterly	4,436,785	6,110,011	1,673,226
United States of Mexico	MORD	USD	20,000,000	1.00%	1.15%	N/A	12/20/2026	Quarterly	(19,611)	138,343	157,954
United States of Mexico	GS	USD	20,000,000	1.00%	1.63%	N/A	06/20/2029	Quarterly	1,589,641	804,479	(785,162)
United States of Mexico	GS	USD	20,000,000	1.00%	1.86%	N/A	09/20/2031	Quarterly	2,640,655	1,357,924	(1,282,731)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	6.02%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(218,556)	422,907
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	6.02%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(437,175)	826,740
Commonwealth of Bahamas	DB	USD	38,867,771	1.00%	6.21%	38,867,771 USD	06/20/2025	Quarterly	(4,311,666)	(4,062,187)	249,479
Russia	CITI	USD	11,700,000	1.00%	17.80%	11,700,000 USD	12/20/2026	Quarterly	(974,925)	(5,482,946)	(4,508,021)

									$12,753,969	$8,678,285	$(4,075,684)

See accompanying notes to the financial statements.	19

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BZDIOVRA Index	9.51%	BRL	1,255,000,000	01/02/2025	At Maturity	—	(7,614,333)	(7,614,333)
BZDIOVRA Index	9.78%	BRL	338,000,000	01/02/2025	At Maturity	—	(1,642,268)	(1,642,268)
BZDIOVRA Index	11.46%	BRL	627,000,000	01/02/2025	At Maturity	—	396,978	396,978
0.30%	6 Month EURIBOR	EUR	19,400,000	12/17/2031	Semi-Annually	150,165	1,007,032	856,867
0.90%	GBP - SONIA - COMPOUND	GBP	34,300,000	06/10/2051	Annually	(223,919)	4,027,200	4,251,119
0.48%	6 Month EURIBOR	EUR	38,700,000	06/14/2051	Semi-Annually	129,556	3,585,663	3,456,107

						$55,802	$(239,728)	$(295,530)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.30%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	59,200,000,000	03/03/2022	At Maturity	—	(759,493)	(759,493)
4.35%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	36,900,000,000	03/08/2022	At Maturity	—	(400,346)	(400,346)
4.50%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	73,900,000,000	03/10/2022	At Maturity	—	(713,484)	(713,484)
4.40%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	51,700,000,000	03/11/2022	At Maturity	—	(533,510)	(533,510)
4.45%	Republic of Colombia Treasury Bond, 7.25%, due 10/26/50	CITI	COP	73,900,000,000	03/17/2022	At Maturity	—	(774,284)	(774,284)

							$—	$(3,181,117)	$(3,181,117)

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

20	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Security is in default.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(f)	Security is backed by the United States International Development Finance Corporation.

(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(i)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(j)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(k)	The rate shown represents yield-to-maturity.

(l)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	21

GMO High Yield Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO High Yield Fund returned +1.35% (net) for the fiscal year ended February 28, 2022, as compared with +0.50% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products as well as cash high yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals as well as other factors. Absolute performance was driven by high yield-based ETFs, short volatility overlay, and short-dated B–CCC bonds, which were top contributors for the period. Credit default swaps, BB-rated bonds, and fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade) also contributed positively during the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

22

GMO High Yield Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO High Yield Fund Class VI Shares and the Markit iBoxx USD Liquid High Yield Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

For Class VI the gross expense ratio of 0.70% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Class listed above, the net expense ratio of 0.70% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

23

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	66.6%
Debt Obligations	31.9
Swap Contracts	0.6
Futures Contracts	0.2
Forward Currency Contracts	0.2
Written Options	(0.1)
Other	0.6

100.0%

Industry Group Summary¤	% of Investments
Consumer Cyclical	23.7%
Consumer Non-Cyclical	14.5
Communications	14.1
Energy	10.4
Capital Goods	6.5
Finance Companies	6.0
Basic Industry	5.0
Technology	4.2
Other Industrial	3.4
Insurance	2.3
Other Utility	2.1
REITS	1.7
Banking	1.3
Transportation	1.1
Electric	0.9
Other Financial	0.4
Brokerage/Asset Managers/Exchanges	0.2

97.8%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

24

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 31.9%

	Corporate Debt — 27.6%

	Canada — 1.7%

825,000	Methanex Corp., 5.25%, due 12/15/29	833,250

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	124,688

500,000	Quebecor Media, Inc., 5.75%, due 01/15/23	508,750

	Total Canada	1,466,688

	Italy — 0.3%

250,000	UniCredit SPA, 144A, Variable Rate, 5.46%, due 06/30/35	249,089

	United Kingdom — 2.6%

350,000	Avon Products, Inc., 6.50%, due 03/15/23	355,687

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	189,940

725,000	Rolls-Royce Plc, 144A, 3.63%, due 10/14/25	707,999

1,000,000	Virgin Media Secured Finance Plc, 144A, 4.50%, due 08/15/30	945,470

	Total United Kingdom	2,199,096

	United States — 23.0%

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	125,294

375,000	Ally Financial, Inc., 5.75%, due 11/20/25	399,244

250,000	American Airlines Inc. / AAdvantage Loyalty IP Ltd, 144A, 5.75%, due 04/20/29	255,580

373,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, due 05/20/24	380,460

375,000	Antero Resources Corp., 144A, 7.63%, due 02/01/29	405,949

325,000	Apache Corp., 5.35%, due 07/01/49	323,529

446,000	Arconic Corp., 144A, 6.00%, due 05/15/25	459,380

125,000	Bath & Body Works, Inc., 6.88%, due 11/01/35	138,154

250,000	Brinker International, Inc., 3.88%, due 05/15/23	252,362

250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.25%, due 01/15/34	229,850

275,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	264,476

250,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	241,875

400,000	Enact Holdings, Inc., 144A, 6.50%, due 08/15/25	413,960

125,000	Fluor Corp., 4.25%, due 09/15/28	122,344

1,050,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,061,812

802,000	Ford Motor Credit Co. LLC, 3.82%, due 11/02/27	794,381

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

375,000	G-III Apparel Group Ltd., 144A, 7.88%, due 08/15/25	395,156

670,000	Hexcel Corp., 4.20%, due 02/15/27	690,239

500,000	KB Home, 4.80%, due 11/15/29	499,625

625,000	Kraft Heinz Foods Co., 3.88%, due 05/15/27	647,156

625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, REIT, 4.25%, due 02/01/27	608,594

750,000	Lumen Technologies, Inc., 144A, 4.50%, due 01/15/29	627,701

207,000	Macy’s Retail Holdings LLC, 2.88%, due 02/15/23	206,766

750,000	Molina Healthcare, Inc., 144A, 3.88%, due 05/15/32	734,771

625,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	579,687

525,000	Newell Brands, Inc., 4.70%, due 04/01/26	543,472

91,000	NextEra Energy Operating Partners LP, 144A, 4.25%, due 07/15/24	92,789

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	400,654

250,000	OneMain Finance Corp., 6.88%, due 03/15/25	266,774

166,000	Owens-Brockway Glass Container, Inc., 144A, 5.88%, due 08/15/23	168,905

250,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.88%, due 05/15/23	248,750

750,000	Perrigo Finance UnLtd Co, 3.90%, due 06/15/30	687,774

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	385,339

400,000	Royal Caribbean Cruises Ltd., 144A, 10.88%, due 06/01/23	429,348

625,000	Sealed Air Corp., 144A, 5.25%, due 04/01/23	635,937

250,000	Sensata Technologies BV, 144A, 4.88%, due 10/15/23	256,250

250,000	Service Properties Trust, REIT, 4.50%, due 03/15/25	234,375

85,000	Southwestern Energy Co., 5.95%, due 01/23/25	88,613

800,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	792,000

600,000	Sprint Corp., 7.88%, due 09/15/23	645,000

625,000	Tenet Healthcare Corp., 6.75%, due 06/15/23	650,000

227,403	Transocean Guardian Ltd., 144A, 5.88%, due 01/15/24	217,559

375,000	W&T Offshore, Inc., 2018 Term Loan, 144A, 9.75%, due 11/01/23	367,969

500,000	Western Midstream Operating LP, 4.55%, due 02/01/30	514,280

See accompanying notes to the financial statements.	25

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value† / Shares		Description	Value ($)

		Corporate Debt — continued

		United States — continued

	925,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	928,774

		Total United States	19,412,907

		Total Corporate Debt	23,327,780

		U.S. Government — 4.3%

	3,630,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 07/31/23	3,635,687

		TOTAL DEBT OBLIGATIONS (COST $27,229,588)	26,963,467

		SHORT-TERM INVESTMENTS — 66.6%

		Money Market Funds — 0.5%

	439,953	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	439,953

		Sovereign and Sovereign Agency Issuers — 24.4%

JPY	2,371,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/25/22	20,626,496

		U.S. Government — 41.7%

	650,000	U.S. Treasury Bill, 0.63%, due 08/11/22 (b)	648,160

	5,900,000	U.S. Treasury Bill, 0.71%, due 10/06/22 (b)	5,874,786

	5,380,000	U.S. Treasury Bill, 0.73%, due 11/03/22 (b)	5,353,515

	23,170,000	U.S. Treasury Bill, 0.63%, due 12/01/22 (b) (c)	23,059,822

	320,000	U.S. Treasury Bill, 0.90%, due 12/29/22 (b)	317,616

		Total U.S. Government	35,253,899

		TOTAL SHORT-TERM INVESTMENTS (COST $56,660,930)	56,320,348

		TOTAL INVESTMENTS — 98.5% (Cost $83,890,518)	83,283,815

		Other Assets and Liabilities (net) — 1.5%	1,302,406

		TOTAL NET ASSETS — 100.0%	$84,586,221

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/25/2022	MSCI	JPY	2,371,000,000	USD	20,866,477	$218,399

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
7	U.S. Treasury Note 5 Yr. (CBT)	March 2022	830,211	(8,922)
94	U.S. Treasury Note 10 Yr. (CBT)	June 2022	11,979,125	123,213
37	U.S. Treasury Note 2 Yr. (CBT)	June 2022	7,963,383	25,993
22	U.S. Treasury Note 5 Yr. (CBT)	June 2022	2,602,187	19,460

			$23,374,906	$159,744

Sales
7	U.S. Treasury Note 5 Yr. (CBT)	March 2022	830,211	11,823
1	U.S. Ultra Bond (CBT)	June 2022	185,937	(2,407)

			$1,016,148	$9,416

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/ Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HYS.37.V1-5Y	DB	102.50%	04/20/22	USD 16,748,000	Fixed Spread	Pay	$(116,704)

	TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $199,301)

26	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.37.V1-5Y	USD	5,774,000	5.00%	3.55%	N/A	12/20/2026	Quarterly	(321,850)	(321,248)	602
Sell Protection^:
CDX.NA.HYS.37.V1-5Y	USD	29,562,000	5.00%	3.55%	29,562,000 USD	12/20/2026	Quarterly	2,822,615	1,644,741	(1,177,874)

								$2,500,765	$1,323,493	$(1,177,272)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	GS	USD	5,000,003	03/20/2022	Quarterly	(27)	(164,854)	(164,827)
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	JPM	USD	23,090,000	03/20/2022	Quarterly	—	(638,498)	(638,498)
3 Month USD LIBOR	Total Return on iShares iBoxx High Yield Corporate Bond ETF	MSCI	USD	626,002	03/20/2022	Quarterly	—	(11,557)	(11,557)

							$(27)	$(814,909)	$(814,882)

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(b)	The rate shown represents yield-to-maturity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	27

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Rates & FX team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Multi-Sector Fixed Income Fund returned -3.74% (net) for the fiscal year ended February 28, 2022, as compared with -2.64% for the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index).

The Fund’s investment exposure was achieved through global interest rate and currency derivatives, as well as indirect (through ETFs and other GMO Funds, including GMO Opportunistic Income Fund, GMO Emerging Country Debt Fund, and GMO U.S. Treasury Fund) and direct fixed income investments.

Developed markets interest rate positioning contributed positively during the fiscal year. The Fund’s active duration positions in European and Canadian rates added value, while active exposure in U.S. duration dragged on returns. Slope positions (2-year vs. 10-year) in the UK and Sweden generated losses.

The Fund’s positions in developed market currencies produced negative alpha during the fiscal year. Exposure to Swedish krona and Swiss franc detracted from performance, while a position in Canadian dollar pared losses. Exposure to emerging market currencies resulted in negative contribution to performance. Positioning in EMEA was the primary driver of underperformance.

The Fund’s overweight positioning to off-benchmark securitized products added to relative returns, while an overweight to emerging country debt hurt the Fund during the year.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

28

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Multi-Sector Fixed Income Fund Class III Shares and the

Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For Class III and IV the gross expense ratio of 0.70% and 0.64%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.51% and 0.45% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

29

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	66.9%
Short-Term Investments	45.9
Futures Contracts	0.3
Swap Contracts	0.1
Loan Assignments	0.1
Loan Participations	0.1
Purchased Options	0.0	^
Investment Funds	0.0	^
Rights/Warrants	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written Options/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.4)
Other	(13.0)

	100.0%

Country/Region Summary‡	% of Investments
United States	82.9%
Switzerland	11.3
Canada	10.3
Sweden	9.8
Other Emerging	5.1	*
Australia	4.9
Other Developed	0.3	¤
New Zealand	(1.4)
Euro Region	(2.1	)§
United Kingdom	(21.1)

	100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

¤	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

30

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 43.6%

	Brazil — 0.7%

	Corporate Debt

400,000	Fibria Overseas Finance Ltd., 5.50%, due 01/17/27	428,650

100,000	Suzano Austria GmbH, 6.00%, due 01/15/29	109,425

200,000	Suzano Austria GmbH, 5.00%, due 01/15/30	204,912

100,000	Suzano Austria GmbH, 3.75%, due 01/15/31	93,575

	Total Brazil	836,562

	Canada — 0.7%

	Corporate Debt

400,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	450,095

450,000	National Bank of Canada, Variable Rate, 0.55%, due 11/15/24	438,986

	Total Canada	889,081

	Chile — 0.1%

	Corporate Debt

200,000	Enel Americas SA, 4.00%, due 10/25/26	205,288

	Germany — 0.7%

	Corporate Debt

400,000	Deutsche Bank AG, Variable Rate, 3.96%, due 11/26/25	409,082

450,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	444,088

	Total Germany	853,170

	Ireland — 0.8%

	Corporate Debt

400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, due 07/15/25	440,680

200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.88%, due 01/23/28	203,175

350,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, due 10/29/33	330,501

	Total Ireland	974,356

	Netherlands — 0.3%

	Corporate Debt

350,000	ING Groep NV, Variable Rate, 2.73%, due 04/01/32	334,273

Par Value†	Description	Value ($)

	United Kingdom — 1.4%

	Corporate Debt

300,000	Barclays Plc, Variable Rate, 2.89%, due 11/24/32	284,258

250,000	British Telecommunications Plc, 5.13%, due 12/04/28	269,145

350,000	CNH Industrial NV, 4.50%, due 08/15/23	361,133

500,000	HSBC Holdings Plc, Variable Rate, 3.97%, due 05/22/30	515,808

300,000	Reynolds American, Inc., 5.70%, due 08/15/35	327,792

	Total United Kingdom	1,758,136

	United States — 38.9%

	Corporate Debt — 24.7%

200,000	Abbott Laboratories, 2.95%, due 03/15/25	204,897

450,000	Alphabet, Inc., 0.45%, due 08/15/25	426,441

450,000	Alphabet, Inc., 0.80%, due 08/15/27	416,591

100,000	American Express Co., 4.05%, due 12/03/42	109,631

200,000	American Financial Group Inc/OH, 4.50%, due 06/15/47	214,313

850,000	Anthem, Inc., 2.38%, due 01/15/25	853,117

450,000	Apple, Inc., 0.75%, due 05/11/23	447,055

350,000	Ares Capital Corp., 2.15%, due 07/15/26	330,194

150,000	Bank of America Corp., Variable Rate, 4.44%, due 01/20/48	167,347

200,000	Bank of America Corp., Variable Rate, 4.33%, due 03/15/50	221,913

400,000	Bank of America Corp., Variable Rate, 2.83%, due 10/24/51	349,840

200,000	Boeing Co. (The), 5.04%, due 05/01/27	217,270

200,000	Boeing Co. (The), 5.71%, due 05/01/40	232,979

250,000	Broadcom, Inc., 5.00%, due 04/15/30	276,043

650,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	633,836

550,000	Carrier Global Corp., 2.72%, due 02/15/30	534,879

250,000	CF Industries, Inc., 5.15%, due 03/15/34	279,749

450,000	CF Industries, Inc., 5.38%, due 03/15/44	506,997

300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	313,793

150,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, due 10/23/45	179,226

250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	313,167

350,000	Cheniere Corpus Christi Holdings LLC, 7.00%, due 06/30/24	378,491

400,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	436,189

450,000	CNH Industrial Capital LLC, 1.95%, due 07/02/23	449,748

See accompanying notes to the financial statements.	31

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

200,000	CNH Industrial Capital LLC, 1.45%, due 07/15/26	189,871

400,000	Constellation Brands, Inc., 4.25%, due 05/01/23	411,093

350,000	Corning, Inc., 5.45%, due 11/15/79	403,849

500,000	Devon Energy Corp., 5.60%, due 07/15/41	584,539

200,000	Devon Energy Corp., 5.00%, due 06/15/45	222,891

400,000	DH Europe Finance II Sarl, 2.60%, due 11/15/29	390,330

350,000	DuPont de Nemours, Inc., 5.32%, due 11/15/38	416,083

300,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	376,492

100,000	Ecolab, Inc., 2.70%, due 11/01/26	101,715

300,000	Ecolab, Inc., 4.80%, due 03/24/30	343,340

400,000	Equifax, Inc., 2.35%, due 09/15/31	367,474

400,000	Estee Lauder Cos, Inc. (The), 2.60%, due 04/15/30	396,998

100,000	Exelon Generation Co. LLC, 5.60%, due 06/15/42	110,769

450,000	Expedia Group, Inc., 3.80%, due 02/15/28	462,597

250,000	Expedia Group, Inc., 3.25%, due 02/15/30	246,590

350,000	Fortive Corp., 4.30%, due 06/15/46	376,055

400,000	GLP Capital LP / GLP Financing II, Inc., REIT, 4.00%, due 01/15/31	398,620

350,000	HCA, Inc., 4.75%, due 05/01/23	360,161

350,000	HCA, Inc., 4.50%, due 02/15/27	370,944

300,000	HCA, Inc., 5.50%, due 06/15/47	350,972

200,000	Host Hotels & Resorts LP, REIT, 3.38%, due 12/15/29	196,786

450,000	Host Hotels & Resorts LP, REIT, 3.50%, due 09/15/30	439,015

350,000	Huntington Bancshares, Inc., 2.63%, due 08/06/24	352,959

350,000	Johnson & Johnson, 3.63%, due 03/03/37	377,870

850,000	Keurig Dr Pepper, Inc., 4.42%, due 05/25/25	899,877

450,000	Las Vegas Sands Corp., 3.20%, due 08/08/24	443,592

450,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	437,262

300,000	Marathon Oil Corp., 5.20%, due 06/01/45	329,794

250,000	Marathon Petroleum Corp., 6.50%, due 03/01/41	316,096

400,000	Marathon Petroleum Corp., 4.75%, due 09/15/44	420,808

350,000	Marvell Technology, Inc., 2.45%, due 04/15/28	337,498

150,000	Microchip Technology, Inc., 4.25%, due 09/01/25	153,943

300,000	Morgan Stanley, 6.38%, due 07/24/42	409,146

300,000	Morgan Stanley, Variable Rate, 5.60%, due 03/24/51	399,791

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

350,000	NIKE, Inc., 3.38%, due 03/27/50	357,226

350,000	Office Properties Income Trust, REIT, 4.50%, due 02/01/25	358,652

250,000	ONEOK, Inc., 4.95%, due 07/13/47	263,033

700,000	PacifiCorp, 4.15%, due 02/15/50	739,041

400,000	Procter & Gamble Co. (The), 3.10%, due 08/15/23	409,199

400,000	Sabra Health Care LP, REIT, 5.13%, due 08/15/26	424,982

250,000	Simon Property Group LP, REIT, 4.75%, due 03/15/42	282,788

300,000	Simon Property Group LP, REIT, 4.25%, due 11/30/46	324,690

300,000	Simon Property Group LP, REIT, 3.80%, due 07/15/50	302,781

350,000	Starbucks Corp., 4.45%, due 08/15/49	372,620

300,000	Starbucks Corp., 3.50%, due 11/15/50	280,959

400,000	Synchrony Financial, 4.38%, due 03/19/24	413,615

300,000	Synchrony Financial, 4.25%, due 08/15/24	310,914

300,000	Time Warner Cable LLC, 5.50%, due 09/01/41	319,789

350,000	Union Pacific Corp., 4.10%, due 09/15/67	374,996

350,000	Union Pacific Corp., 3.80%, due 04/06/71	352,672

400,000	United Parcel Service, Inc., 3.90%, due 04/01/25	421,109

300,000	United Parcel Service, Inc., 5.20%, due 04/01/40	372,389

350,000	Verizon Communications, Inc., 4.33%, due 09/21/28	381,110

400,000	Walt Disney Co. (The), 2.65%, due 01/13/31	396,141

350,000	Wells Fargo & Co., Variable Rate, 4.48%, due 04/04/31	382,037

100,000	Wells Fargo & Co., 3.90%, due 05/01/45	103,715

350,000	Wells Fargo & Co., Variable Rate, 5.01%, due 04/04/51	430,986

450,000	Welltower, Inc., REIT, 2.80%, due 06/01/31	436,254

400,000	Williams Cos, Inc. (The), 5.40%, due 03/04/44	446,595

250,000	Williams Cos, Inc. (The), 5.75%, due 06/24/44	293,397

400,000	Williams Cos, Inc. (The), 5.10%, due 09/15/45	440,982

		30,882,198

	U.S. Government Agency — 14.2%

2,400,000	Federal National Mortgage Association, TBA, 2.50%, due 03/16/36	2,428,116

4,300,000	Federal National Mortgage Association, TBA, 3.00%, due 04/25/49	4,343,000

4,400,000	Federal National Mortgage Association, TBA, 2.50%, due 11/25/51	4,341,047

32	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government Agency — continued

	4,100,000	Federal National Mortgage Association, TBA, 2.00%, due 03/14/52	3,932,797

	2,700,000	Government National Mortgage Association, TBA, 3.00%, due 03/21/52	2,744,824

			17,789,784

		Total United States	48,671,982

		TOTAL DEBT OBLIGATIONS (COST $56,729,160)	54,522,848

		MUTUAL FUNDS — 27.7%

		United States — 27.7%

		Affiliated Issuers

	295,373	GMO Emerging Country Debt Fund, Class VI	6,291,438

	1,014,268	GMO Opportunistic Income Fund, Class VI	25,924,702

	478,907	GMO U.S. Treasury Fund	2,399,326

		TOTAL MUTUAL FUNDS (COST $37,221,238)	34,615,466

		SHORT-TERM INVESTMENTS — 42.2%

		Money Market Funds — 0.4%

	537,009	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	537,009

		Sovereign and Sovereign Agency Issuers — 22.9%

JPY	1,142,000,000	Japan Treasury Discount Bill, Zero Coupon	9,934,820

JPY	2,142,000,000	Japan Treasury Discount Bill, Zero Coupon	18,633,695

		Total Sovereign and Sovereign Agency Issuers	28,568,515

		U.S. Government — 18.9%

	2,200,000	U.S. Treasury Bill, 0.73%, due 11/03/22 (b) (c)	2,189,170

	21,600,000	U.S. Treasury Bill, 0.90%, due 12/29/22 (b)	21,439,107

		Total U.S. Government	23,628,277

		TOTAL SHORT-TERM INVESTMENTS (COST $52,840,283)	52,733,801

		TOTAL INVESTMENTS — 113.5% (Cost $146,790,681)	141,872,115

		Other Assets and Liabilities (net) — (13.5%)	(16,891,956)

		TOTAL NET ASSETS — 100.0%	$124,980,159

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/09/2022	BCLY	AUD	1,720,000	USD	1,225,500	(24,962)
05/09/2022	JPM	AUD	440,000	USD	312,655	(7,230)
05/09/2022	MSCI	AUD	4,271,000	USD	3,016,657	(88,414)
05/02/2022	JPM	CAD	1,040,846	USD	820,000	(1,301)
05/16/2022	MSCI	CHF	5,180,426	USD	5,624,845	(41,591)
05/16/2022	MSCI	CLP	198,388,500	USD	245,637	(72)
03/17/2022	MSCI	COP	2,500,560,000	USD	636,162	1,998
03/31/2022	JPM	EUR	470,000	USD	528,069	449
05/16/2022	BCLY	GBP	450,000	USD	602,616	(1,127)
05/16/2022	MSCI	HUF	137,199,348	USD	439,263	28,764
04/29/2022	CITI	ILS	452,907	USD	140,000	(1,271)
04/29/2022	GS	ILS	807,993	USD	253,479	1,451
04/29/2022	JPM	ILS	517,022	USD	160,000	(1,269)
03/08/2022	JPM	INR	60,053,064	USD	800,759	4,103
03/08/2022	MSCI	INR	7,544,300	USD	100,000	(82)
06/03/2022	MSCI	INR	67,597,364	USD	884,840	(1,404)
03/09/2022	JPM	JPY	129,313,584	USD	1,120,000	(4,940)
04/11/2022	DB	JPY	2,142,000,000	USD	18,507,462	(141,058)
04/25/2022	MSCI	JPY	1,142,000,000	USD	10,050,408	105,192
05/09/2022	BCLY	KRW	1,101,484,877	USD	914,262	(1,163)
03/22/2022	MSCI	MXN	8,472,288	USD	415,422	3,137
03/01/2022	JPM	NZD	1,610,000	USD	1,075,831	(13,495)
03/01/2022	MSCI	NZD	8,260,000	USD	5,474,878	(113,839)
06/01/2022	JPM	NZD	9,290,000	USD	6,244,134	(32,877)
04/19/2022	JPM	PLN	552,097	USD	130,000	(1,052)
04/19/2022	SSB	PLN	1,207,153	USD	300,000	13,456
03/31/2022	CITI	RON	4,401,688	USD	983,266	(11,282)
03/16/2022	BCLY	RUB	46,810,947	USD	527,552	95,338
05/11/2022	MSCI	RUB	27,119,418	USD	311,621	78,335
03/07/2022	JPM	SEK	13,620,243	USD	1,460,210	22,126
05/18/2022	MSCI	THB	20,645,125	USD	638,535	6,524
05/17/2022	JPM	TWD	8,075,039	USD	291,381	2,259
05/09/2022	JPM	USD	2,109,283	AUD	2,930,000	20,864
04/04/2022	CITI	USD	280,000	BRL	1,518,083	12,153
04/04/2022	GS	USD	370,000	BRL	1,938,080	2,980
04/04/2022	MSCI	USD	320,000	BRL	1,716,254	10,290
05/02/2022	BCLY	USD	5,468,879	CAD	6,983,064	41,250
05/02/2022	JPM	USD	2,810,000	CAD	3,565,431	3,377
05/16/2022	JPM	USD	1,550,000	CHF	1,419,497	2,670
05/16/2022	MSCI	USD	242,321	CLP	198,388,500	3,387
03/17/2022	MSCI	USD	460,000	COP	1,807,120,800	(1,698)
05/18/2022	MSCI	USD	850,401	CZK	18,416,276	(36,364)
03/31/2022	SSB	USD	525,472	EUR	470,000	2,147
05/16/2022	BCLY	USD	203,862	GBP	150,000	(2,615)
05/16/2022	MSCI	USD	3,828,245	GBP	2,811,000	(56,867)
05/16/2022	MSCI	USD	180,000	HUF	56,869,200	(9,848)
05/04/2022	JPM	USD	527,103	IDR	7,643,000,000	2,410
04/29/2022	JPM	USD	415,248	ILS	1,325,015	(1,950)
03/08/2022	MSCI	USD	894,595	INR	67,597,364	2,143
03/09/2022	DB	USD	580,000	JPY	66,939,540	2,329
03/09/2022	JPM	USD	950,000	JPY	108,612,550	(5,145)
03/09/2022	MSCI	USD	5,664,633	JPY	652,832,815	14,570
05/09/2022	BCLY	USD	180,000	KRW	216,126,000	(381)
05/09/2022	JPM	USD	130,000	KRW	156,059,800	(301)

See accompanying notes to the financial statements.	33

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/09/2022	MSCI	USD	320,000	KRW	383,883,040	(961)
03/22/2022	JPM	USD	160,000	MXN	3,277,289	(518)
05/16/2022	BCLY	USD	4,266,428	NOK	37,742,954	11,918
03/01/2022	JPM	USD	6,254,028	NZD	9,290,000	31,587
03/01/2022	MSCI	USD	391,013	NZD	580,000	1,415
04/19/2022	DB	USD	150,000	PLN	597,481	(8,175)
04/19/2022	MSCI	USD	390,330	PLN	1,551,718	(21,996)
05/11/2022	MSCI	USD	945,679	RUB	73,930,365	(309,719)
03/07/2022	BCLY	USD	2,963,778	SEK	26,981,421	(114,965)
03/18/2022	MSCI	USD	250,379	SGD	336,610	(2,111)
05/18/2022	MSCI	USD	110,000	THB	3,568,191	(767)
05/17/2022	JPM	USD	110,000	TWD	3,062,730	(341)
05/31/2022	MSCI	USD	162,730	ZAR	2,548,915	1,139

						$(533,390)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
6	U.S. Long Bond (CBT)	June 2022	940,125	14,898
52	U.S. Treasury Note 10 Yr. (CBT)	June 2022	6,626,750	68,161
85	U.S. Treasury Note 2 Yr. (CBT)	June 2022	18,294,258	59,713
146	U.S. Treasury Note 5 Yr. (CBT)	June 2022	17,269,062	129,142
27	U.S. Treasury Ultra 10 Yr. (CBT)	June 2022	3,815,859	45,092
55	U.S. Ultra Bond (CBT)	June 2022	10,226,563	133,620

			$57,172,617	$450,626

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
6	U.S. Long Bond (CBT)	June 2022	940,125	(13,911)
2	U.S. Treasury Note 2 Yr. (CBT)	June 2022	430,453	(1,480)
11	U.S. Ultra Bond (CBT)	June 2022	2,045,313	(26,484)

			$3,415,891	$(41,875)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.60%	3 Month AUD BBSW	AUD	3,520,000	03/16/2024	Quarterly	—	(9,171)	(9,171)
1.82%	3 Month CAD CDOR	CAD	33,670,000	03/16/2024	Semi-Annually	(8,946)	104,568	113,514
1.99%	3 Month CAD CDOR	CAD	4,660,000	03/16/2024	Semi-Annually	—	2,115	2,115
1.90%	3 Month CAD CDOR	CAD	10,450,000	03/16/2024	Semi-Annually	—	19,777	19,777
1.95%	3 Month CAD CDOR	CAD	3,400,000	03/16/2024	Semi-Annually	—	3,474	3,474
3 Month CAD CDOR	2.12%	CAD	3,300,000	03/16/2024	Semi-Annually	—	5,148	5,148
3 Month CAD CDOR	1.74%	CAD	5,830,000	03/16/2024	Semi-Annually	—	(25,541)	(25,541)
3 Month CAD CDOR	1.80%	CAD	5,010,000	03/16/2024	Semi-Annually	—	(16,650)	(16,650)
2.03%	3 Month CAD CDOR	CAD	4,250,000	03/16/2024	Semi-Annually	—	(880)	(880)
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	10,580,000	03/16/2024	Annually	—	58,873	58,873
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	1,610,000	03/16/2024	Annually	(488)	9,229	9,717
(0.44)%	CHF - SARON - OIS - COMPOUND	CHF	3,420,000	03/16/2024	Annually	—	11,733	11,733
CHF - SARON - OIS - COMPOUND	(0.17)%	CHF	2,610,000	03/16/2024	Annually	—	6,733	6,733
CHF - SARON - OIS - COMPOUND	(0.57)%	CHF	3,600,000	03/16/2024	Annually	(943)	(22,807)	(21,864)
(0.08)%	CHF - SARON - OIS - COMPOUND	CHF	3,920,000	03/16/2024	Annually	—	(18,127)	(18,127)

34	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.24)%	CHF - SARON - OIS - COMPOUND	CHF	5,920,000	03/16/2024	Annually	—	(6,145)	(6,145)
(0.25)%	CHF - SARON - OIS - COMPOUND	CHF	5,390,000	03/16/2024	Annually	—	(4,390)	(4,390)
(0.28)%	CHF - SARON - OIS - COMPOUND	CHF	5,890,000	03/16/2024	Annually	—	(850)	(850)
GBP - SONIA - COMPOUND	1.64%	GBP	28,790,000	03/16/2024	Annually	12,031	19,311	7,280
GBP - SONIA - COMPOUND	1.80%	GBP	3,070,000	03/16/2024	Annually	2,112	15,395	13,283
1.62%	GBP - SONIA - COMPOUND	GBP	4,320,000	03/16/2024	Annually	1,403	(1,192)	(2,595)
1.67%	GBP - SONIA - COMPOUND	GBP	2,460,000	03/16/2024	Annually	73	(3,593)	(3,666)
1.67%	GBP - SONIA - COMPOUND	GBP	2,610,000	03/16/2024	Annually	(259)	(4,431)	(4,172)
2.51%	3 Month NZD Bank Bill Rate	NZD	15,790,000	03/16/2024	Quarterly	—	59,573	59,573
2.40%	3 Month NZD Bank Bill Rate	NZD	4,160,000	03/16/2024	Quarterly	—	21,731	21,731
2.38%	3 Month NZD Bank Bill Rate	NZD	5,900,000	03/16/2024	Quarterly	—	32,377	32,377
2.61%	3 Month NZD Bank Bill Rate	NZD	6,500,000	03/16/2024	Quarterly	—	15,950	15,950
3 Month NZD Bank Bill Rate	2.53%	NZD	17,660,000	03/16/2024	Quarterly	—	(61,970)	(61,970)
3 Month NZD Bank Bill Rate	2.60%	NZD	22,070,000	03/16/2024	Quarterly	2,016	(56,776)	(58,792)
0.34%	3 Month SEK STIBOR	SEK	319,700,000	03/16/2024	Quarterly	—	199,257	199,257
0.33%	3 Month SEK STIBOR	SEK	47,090,000	03/16/2024	Quarterly	(3,441)	29,857	33,298
0.32%	3 Month SEK STIBOR	SEK	18,800,000	03/16/2024	Quarterly	—	12,298	12,298
3 Month SEK STIBOR	0.72%	SEK	44,100,000	03/16/2024	Quarterly	—	7,763	7,763
3 Month SEK STIBOR	0.69%	SEK	61,700,000	03/16/2024	Quarterly	—	7,207	7,207
3 Month SEK STIBOR	0.69%	SEK	58,400,000	03/16/2024	Quarterly	—	7,192	7,192
3 Month SEK STIBOR	0.64%	SEK	32,200,000	03/16/2024	Quarterly	—	560	560
3 Month SEK STIBOR	0.33%	SEK	72,000,000	03/16/2024	Quarterly	1,903	(45,956)	(47,859)
3 Month SEK STIBOR	0.42%	SEK	13,700,000	03/16/2024	Quarterly	309	(6,137)	(6,446)
3 Month SEK STIBOR	0.63%	SEK	27,600,000	03/16/2024	Quarterly	—	(103)	(103)
1.22%	USD - SOFR - COMPOUND	USD	4,600,000	03/16/2024	Annually	980	17,176	16,196
USD - SOFR - COMPOUND	1.46%	USD	2,700,000	03/16/2024	Annually	339	2,644	2,305
USD - SOFR - COMPOUND	0.97%	USD	2,550,000	03/16/2024	Annually	(810)	(22,406)	(21,596)
USD - SOFR - COMPOUND	1.01%	USD	6,360,000	03/16/2024	Annually	(1,212)	(50,802)	(49,590)
USD - SOFR - COMPOUND	1.15%	USD	3,800,000	03/16/2024	Annually	(434)	(19,729)	(19,295)
USD - SOFR - COMPOUND	1.05%	USD	4,040,000	03/16/2024	Annually	(609)	(29,446)	(28,837)
1.61%	USD - SOFR - COMPOUND	USD	2,810,000	03/16/2024	Annually	(825)	(10,945)	(10,120)
6 Month EURIBOR	0.22%	EUR	4,210,000	03/20/2024	Semi-Annually	120	16,359	16,239
6 Month EURIBOR	0.20%	EUR	2,920,000	03/20/2024	Semi-Annually	(459)	10,335	10,794
6 Month EURIBOR	0.20%	EUR	2,170,000	03/20/2024	Semi-Annually	(2,019)	7,730	9,749
6 Month EURIBOR	0.17%	EUR	2,890,000	03/20/2024	Semi-Annually	309	7,775	7,466
6 Month EURIBOR	(0.23)%	EUR	2,800,000	03/20/2024	Semi-Annually	(195)	(17,318)	(17,123)
6 Month EURIBOR	(0.20)%	EUR	3,230,000	03/20/2024	Semi-Annually	(9)	(17,711)	(17,702)
6 Month EURIBOR	(0.07)%	EUR	3,120,000	03/20/2024	Semi-Annually	37	(8,136)	(8,173)
1.95%	6 Month AUD BBSW	AUD	1,400,000	03/16/2032	Semi-Annually	—	46,534	46,534
1.96%	6 Month AUD BBSW	AUD	1,600,000	03/16/2032	Semi-Annually	—	51,940	51,940
2.10%	6 Month AUD BBSW	AUD	1,065,000	03/16/2032	Semi-Annually	—	24,796	24,796
2.10%	6 Month AUD BBSW	AUD	1,065,000	03/16/2032	Semi-Annually	—	25,141	25,141
2.15%	6 Month AUD BBSW	AUD	920,000	03/16/2032	Semi-Annually	—	18,863	18,863
2.43%	6 Month AUD BBSW	AUD	2,220,000	03/16/2032	Semi-Annually	—	4,796	4,796
6 Month AUD BBSW	2.52%	AUD	1,550,000	03/16/2032	Semi-Annually	—	5,795	5,795
6 Month AUD BBSW	2.52%	AUD	3,200,000	03/16/2032	Semi-Annually	—	11,964	11,964
6 Month AUD BBSW	2.53%	AUD	780,000	03/16/2032	Semi-Annually	—	3,294	3,294
6 Month AUD BBSW	2.54%	AUD	910,000	03/16/2032	Semi-Annually	—	4,579	4,579
6 Month AUD BBSW	2.07%	AUD	1,160,000	03/16/2032	Semi-Annually	—	(29,408)	(29,408)
6 Month AUD BBSW	1.99%	AUD	8,980,000	03/16/2032	Semi-Annually	(815)	(273,808)	(272,993)
6 Month AUD BBSW	2.25%	AUD	1,030,000	03/16/2032	Semi-Annually	—	(14,460)	(14,460)
1.88%	3 Month CAD CDOR	CAD	2,170,000	03/16/2032	Semi-Annually	—	76,392	76,392
2.03%	3 Month CAD CDOR	CAD	1,460,000	03/16/2032	Semi-Annually	—	35,213	35,213
2.14%	3 Month CAD CDOR	CAD	1,260,000	03/16/2032	Semi-Annually	—	21,108	21,108
2.16%	3 Month CAD CDOR	CAD	570,000	03/16/2032	Semi-Annually	—	8,367	8,367
2.23%	3 Month CAD CDOR	CAD	1,090,000	03/16/2032	Semi-Annually	—	10,621	10,621
2.23%	3 Month CAD CDOR	CAD	1,210,000	03/16/2032	Semi-Annually	—	11,704	11,704
3 Month CAD CDOR	2.39%	CAD	1,020,000	03/16/2032	Semi-Annually	—	1,149	1,149
2.34%	3 Month CAD CDOR	CAD	900,000	03/16/2032	Semi-Annually	—	2,044	2,044
3 Month CAD CDOR	2.42%	CAD	930,000	03/16/2032	Semi-Annually	—	3,242	3,242

See accompanying notes to the financial statements.	35

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month CAD CDOR	2.12%	CAD	7,460,000	03/16/2032	Semi-Annually	9,435	(132,443)	(141,878)
3 Month CAD CDOR	2.12%	CAD	18,800,000	03/16/2032	Semi-Annually	4,794	(333,771)	(338,565)
3 Month CAD CDOR	2.33%	CAD	3,440,000	03/16/2032	Semi-Annually	—	(10,887)	(10,887)
3 Month CAD CDOR	2.37%	CAD	2,670,000	03/16/2032	Semi-Annually	—	(48)	(48)
3 Month CAD CDOR	2.35%	CAD	1,540,000	03/16/2032	Semi-Annually	—	(1,790)	(1,790)
3 Month CAD CDOR	2.28%	CAD	2,280,000	03/16/2032	Semi-Annually	—	(14,961)	(14,961)
3 Month CAD CDOR	2.32%	CAD	110,000	03/16/2032	Semi-Annually	—	(364)	(364)
3 Month CAD CDOR	2.32%	CAD	740,000	03/16/2032	Semi-Annually	—	(2,421)	(2,421)
2.39%	3 Month CAD CDOR	CAD	1,420,000	03/16/2032	Semi-Annually	—	(2,310)	(2,310)
2.42%	3 Month CAD CDOR	CAD	1,740,000	03/16/2032	Semi-Annually	—	(6,626)	(6,626)
2.44%	3 Month CAD CDOR	CAD	1,180,000	03/16/2032	Semi-Annually	—	(5,970)	(5,970)
2.44%	3 Month CAD CDOR	CAD	720,000	03/16/2032	Semi-Annually	—	(3,643)	(3,643)
(0.06)%	CHF - SARON - OIS - COMPOUND	CHF	700,000	03/16/2032	Annually	331	42,871	42,540
CHF - SARON - OIS - COMPOUND	0.51%	CHF	810,000	03/16/2032	Annually	—	393	393
CHF - SARON - OIS - COMPOUND	0.56%	CHF	1,040,000	03/16/2032	Annually	—	5,774	5,774
CHF - SARON - OIS - COMPOUND	0.51%	CHF	570,000	03/16/2032	Annually	—	494	494
CHF - SARON - OIS - COMPOUND	0.51%	CHF	580,000	03/16/2032	Annually	—	313	313
CHF - SARON - OIS - COMPOUND	0.52%	CHF	1,230,000	03/16/2032	Annually	—	1,468	1,468
CHF - SARON - OIS - COMPOUND	0.55%	CHF	1,120,000	03/16/2032	Annually	—	5,303	5,303
CHF - SARON - OIS - COMPOUND	0.52%	CHF	1,220,000	03/16/2032	Annually	—	2,453	2,453
CHF - SARON - OIS - COMPOUND	0.05%	CHF	2,170,000	03/16/2032	Annually	—	(108,544)	(108,544)
CHF - SARON - OIS - COMPOUND	(0.01)%	CHF	320,000	03/16/2032	Annually	832	(17,959)	(18,791)
CHF - SARON - OIS - COMPOUND	0.20%	CHF	700,000	03/16/2032	Annually	—	(23,344)	(23,344)
CHF - SARON - OIS - COMPOUND	0.22%	CHF	840,000	03/16/2032	Annually	—	(25,633)	(25,633)
CHF - SARON - OIS - COMPOUND	0.23%	CHF	9,390,000	03/16/2032	Annually	9,451	(280,400)	(289,851)
CHF - SARON - OIS - COMPOUND	0.32%	CHF	200,000	03/16/2032	Annually	—	(4,011)	(4,011)
0.53%	CHF - SARON - OIS - COMPOUND	CHF	540,000	03/16/2032	Annually	—	(1,468)	(1,468)
1.37%	GBP - SONIA - COMPOUND	GBP	20,080,000	03/16/2032	Annually	(57,664)	87,367	145,031
1.35%	GBP - SONIA - COMPOUND	GBP	5,880,000	03/16/2032	Annually	(10,015)	40,166	50,181
GBP - SONIA - COMPOUND	1.43%	GBP	1,360,000	03/16/2032	Annually	—	3,695	3,695
GBP - SONIA - COMPOUND	1.41%	GBP	520,000	03/16/2032	Annually	(1,355)	446	1,801
1.35%	GBP - SONIA - COMPOUND	GBP	460,000	03/16/2032	Annually	—	3,256	3,256
GBP - SONIA - COMPOUND	1.34%	GBP	910,000	03/16/2032	Annually	(1,286)	(7,401)	(6,115)
GBP - SONIA - COMPOUND	1.41%	GBP	550,000	03/16/2032	Annually	1,125	62	(1,063)
1.46%	GBP - SONIA - COMPOUND	GBP	650,000	03/16/2032	Annually	(938)	(4,748)	(3,810)
2.64%	3 Month NZD Bank Bill Rate	NZD	3,910,000	03/16/2032	Quarterly	1,239	91,435	90,196
2.69%	3 Month NZD Bank Bill Rate	NZD	4,900,000	03/16/2032	Quarterly	(1,156)	99,039	100,195
3.02%	3 Month NZD Bank Bill Rate	NZD	650,000	03/16/2032	Quarterly	—	725	725
2.98%	3 Month NZD Bank Bill Rate	NZD	1,290,000	03/16/2032	Quarterly	—	4,471	4,471
3 Month NZD Bank Bill Rate	2.57%	NZD	3,430,000	03/16/2032	Quarterly	—	(93,512)	(93,512)
3 Month NZD Bank Bill Rate	2.82%	NZD	930,000	03/16/2032	Quarterly	(34)	(11,693)	(11,659)
3 Month NZD Bank Bill Rate	2.78%	NZD	1,320,000	03/16/2032	Quarterly	—	(19,622)	(19,622)
3 Month NZD Bank Bill Rate	2.99%	NZD	1,460,000	03/16/2032	Quarterly	(1,288)	(3,774)	(2,486)
3.05%	3 Month NZD Bank Bill Rate	NZD	610,000	03/16/2032	Quarterly	—	(502)	(502)
0.84%	3 Month SEK STIBOR	SEK	15,000,000	03/16/2032	Quarterly	(1,477)	87,776	89,253
1.10%	3 Month SEK STIBOR	SEK	2,900,000	03/16/2032	Quarterly	(46)	9,422	9,468
1.42%	3 Month SEK STIBOR	SEK	9,400,000	03/16/2032	Quarterly	—	430	430
1.40%	3 Month SEK STIBOR	SEK	5,900,000	03/16/2032	Quarterly	—	1,451	1,451
1.41%	3 Month SEK STIBOR	SEK	13,200,000	03/16/2032	Quarterly	—	1,661	1,661
3 Month SEK STIBOR	0.90%	SEK	65,250,000	03/16/2032	Quarterly	—	(343,943)	(343,943)
3 Month SEK STIBOR	0.84%	SEK	11,610,000	03/16/2032	Quarterly	2,877	(67,474)	(70,351)
3 Month SEK STIBOR	0.85%	SEK	3,900,000	03/16/2032	Quarterly	—	(22,627)	(22,627)
3 Month SEK STIBOR	1.39%	SEK	90,550,000	03/16/2032	Quarterly	19,014	(35,869)	(54,883)
3 Month SEK STIBOR	1.38%	SEK	8,500,000	03/16/2032	Quarterly	—	(3,792)	(3,792)
3 Month SEK STIBOR	1.42%	SEK	7,100,000	03/16/2032	Quarterly	—	(41)	(41)
3 Month SEK STIBOR	1.39%	SEK	7,500,000	03/16/2032	Quarterly	—	(2,896)	(2,896)
1.45%	3 Month SEK STIBOR	SEK	12,500,000	03/16/2032	Quarterly	—	(3,432)	(3,432)
1.43%	3 Month SEK STIBOR	SEK	6,900,000	03/16/2032	Quarterly	—	(548)	(548)
1.57%	USD - SOFR - COMPOUND	USD	550,000	03/16/2032	Annually	(31)	5,231	5,262
1.56%	USD - SOFR - COMPOUND	USD	1,370,000	03/16/2032	Annually	(599)	13,795	14,394
1.58%	USD - SOFR - COMPOUND	USD	870,000	03/16/2032	Annually	(878)	7,143	8,021

36	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD - SOFR - COMPOUND	1.87%	USD	610,000	03/16/2032	Annually	1,884	11,210	9,326
1.70%	USD - SOFR - COMPOUND	USD	820,000	03/16/2032	Annually	(760)	(2,568)	(1,808)
USD - SOFR - COMPOUND	1.61%	USD	990,000	03/16/2032	Annually	341	(5,367)	(5,708)
1.75%	USD - SOFR - COMPOUND	USD	1,190,000	03/16/2032	Annually	—	(8,760)	(8,760)
1.76%	USD - SOFR - COMPOUND	USD	15,520,000	03/16/2032	Annually	(26,688)	(132,282)	(105,594)
1.79%	USD - SOFR - COMPOUND	USD	880,000	03/16/2032	Annually	—	(9,791)	(9,791)
1.82%	USD - SOFR - COMPOUND	USD	730,000	03/16/2032	Annually	—	(10,056)	(10,056)
1.84%	USD - SOFR - COMPOUND	USD	380,000	03/16/2032	Annually	—	(6,012)	(6,012)
1.71%	USD - SOFR - COMPOUND	USD	580,000	03/16/2032	Annually	(287)	(2,275)	(1,988)
0.36%	6 Month EURIBOR	EUR	570,000	03/17/2032	Semi-Annually	57	27,556	27,499
0.39%	6 Month EURIBOR	EUR	660,000	03/17/2032	Semi-Annually	169	29,944	29,775
0.39%	6 Month EURIBOR	EUR	9,110,000	03/17/2032	Semi-Annually	(25,710)	408,295	434,005
0.45%	6 Month EURIBOR	EUR	710,000	03/17/2032	Semi-Annually	—	27,402	27,402
0.42%	6 Month EURIBOR	EUR	800,000	03/17/2032	Semi-Annually	(692)	33,211	33,903
0.49%	6 Month EURIBOR	EUR	640,000	03/17/2032	Semi-Annually	174	21,987	21,813
0.71%	6 Month EURIBOR	EUR	870,000	03/17/2032	Semi-Annually	1,288	8,547	7,259
0.76%	6 Month EURIBOR	EUR	600,000	03/17/2032	Semi-Annually	848	2,769	1,921
6 Month EURIBOR	0.81%	EUR	1,680,000	03/17/2032	Semi-Annually	—	2,240	2,240
6 Month EURIBOR	0.82%	EUR	680,000	03/17/2032	Semi-Annually	—	1,768	1,768
6 Month EURIBOR	0.83%	EUR	1,060,000	03/17/2032	Semi-Annually	—	4,274	4,274
6 Month EURIBOR	0.82%	EUR	1,060,000	03/17/2032	Semi-Annually	—	2,698	2,698
6 Month EURIBOR	0.81%	EUR	640,000	03/17/2032	Semi-Annually	—	995	995
6 Month EURIBOR	0.86%	EUR	1,090,000	03/17/2032	Semi-Annually	—	7,757	7,757
6 Month EURIBOR	0.77%	EUR	1,540,000	03/17/2032	Semi-Annually	—	(5,155)	(5,155)
6 Month EURIBOR	0.76%	EUR	470,000	03/17/2032	Semi-Annually	—	(2,090)	(2,090)
0.77%	6 Month EURIBOR	EUR	450,000	03/17/2032	Semi-Annually	1,631	1,334	(297)
0.81%	6 Month EURIBOR	EUR	600,000	03/17/2032	Semi-Annually	(68)	(964)	(896)

						$(75,314)	$(374,366)	$(299,052)

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(b)	The rate shown represents yield-to-maturity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	37

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized + Index (formerly Bloomberg Barclays U.S. Securitized + Index) * is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned +1.00% (net) for the fiscal year ended February 28, 2022, as compared with -2.85% for the Bloomberg U.S. Securitized + Index (formerly Bloomberg Barclays U.S. Securitized + Index).

Absolute performance was driven by Residential Mortgage-Backed Securities and Student Loans, followed by gains from securitization related asset-backed products, such as Small Balance Commercial securities, and corporate debt markets, such as Collateralized Loan Obligations. Additionally, the Fund’s credit relative value hedge positions also contributed positively during the fiscal year. While not enough to fully offset gains, the Fund’s hedge positions in long interest-rate futures and credit hedge positions detracted during the fiscal year.

*The Bloomberg U.S. Securitized + Index (formerly Bloomberg Barclays U.S. Securitized + Index) is an internally maintained benchmark computed by GMO, comprised of the J.P. Morgan U.S. 3-Month Cash Index through 12/30/2016 and the Bloomberg U.S. Securitized: MBS, ABS, CMBS Index (formerly Bloomberg Barclays U.S. Securitized: MBS, ABS, CMBS Index) thereafter.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

38

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Opportunistic Income Fund^ Class VI Shares, the Bloomberg U.S. Securitized + Index**

(formerly Bloomberg Barclays U.S. Securitized + Index) and the Bloomberg U.S. Securitized Index

(formerly Bloomberg Barclays U.S. Securitized Index)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

^

Effective February 12, 2014, GMO Opportunistic Income Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund and the surviving entity was renamed GMO Opportunistic Income Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning that the combined entity adopted the historical financial reporting and performance history of the Acquired Fund. The information shown prior to February 12, 2014 is that of the Acquired Fund and reflects the Acquired Fund’s performance.

*

For the period December 28, 2021 to February 1, 2022, no Class III shares were outstanding. Performance for that period is that of Class I shares, which have higher expenses. Therefore, the performance shown is lower than it would have been if Class III expenses had been applied throughout.

**

The Bloomberg U.S. Securitized + Index is a composite benchmark computed by GMO and comprised of the J.P. Morgan U.S. 3 Month Cash Index through December 30, 2016 and the Bloomberg U.S. Securitized Index thereafter.

***	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which may have had a material impact on the Fund’s performance for the period shown.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

For Class III, VI, R6 and I the gross expense ratio of 0.61%, 0.52%, 0.61% and 0.75%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.56%, 0.47%, 0.56%, and 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

39

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	90.1%
Short-Term Investments	6.4
Swap Contracts	2.0
Mutual Funds	1.1
Purchased Options	0.2
Forward Currency Contracts	0.0 ^
Futures Contracts	0.0 ^
Written Options	(0.2)
Other	0.4

100.0%

Industry Sector Summary	% of Debt Obligations
Commercial Mortgage-Backed Securities	20.7%
U.S. Government	19.3
Collateralized Loan Obligations	12.4
Student Loans – Private	12.2
Small Balance Commercial Mortgages	8.3
Residential Mortgage-Backed Securities – Other	7.2
Student Loans – Federal Family Education Loan Program	6.8
Residential Mortgage-Backed Securities – Prime	4.4
Residential Mortgage-Backed Securities – Subprime	2.2
Residential Mortgage-Backed Securities – Performing Loans	2.0
Collateralized Debt Obligations	1.6
Residential Mortgage-Backed Securities –Alt-A	1.3
U.S. Government Agency	0.8
Airlines	0.5
CMBS Collateralized Debt Obligations	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

40

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 90.1%

	Asset-Backed Securities — 71.5%

	CMBS Collateralized Debt Obligations — 0.3%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	2,187,799

564,382	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	505,223

	Total CMBS Collateralized Debt Obligations	2,693,022

	Collateralized Debt Obligations — 1.4%

4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.60%, due 07/20/28	4,285,889

10,007,467	OZLM VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.01%, 1.25%, due 07/17/29	10,003,034

	Total Collateralized Debt Obligations	14,288,923

	Collateralized Loan Obligations — 11.2%

6,093,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.37%, due 01/20/30	6,049,697

8,161,387	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.05%, 1.31%, due 01/21/28	8,160,441

1,582,170	Halcyon Loan Advisors Funding Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.50%, 3.78%, due 04/28/25	1,580,748

127,509	Halcyon Loan Advisors Funding Ltd., Series 14-3A, Class B1R, 144A, Variable Rate, 3 mo. LIBOR + 1.70%, 1.96%, due 10/22/25	127,539

3,272,471	Hull Street CLO Ltd., Series 14-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.70%, 2.94%, due 10/18/26	3,268,348

1,327,600	Jamestown CLO V Ltd., Series 14-5A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 3.75%, 3.99%, due 01/17/27	1,327,603

1,905,000	JFIN CLO Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.14%, due 10/17/26	1,889,122

5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 3.44%, due 10/17/26	5,669,850

1,726,347	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.28%, 1.52%, due 07/17/29	1,724,638

6,161,000	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 1.39%, due 04/22/30	6,116,672

3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.32%, due 04/22/31	3,865,272

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 144A, Variable Rate, due 07/17/26	110,683

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,991,025	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.81%, due 06/22/30	1,990,955

2,000,000	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 2.84%, due 07/17/26	2,000,872

7,737,500	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.48%, 1.72%, due 04/17/28	7,693,768

4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 2.39%, due 04/17/28	4,299,996

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.34%, due 07/18/31	4,957,553

3,352,500	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.22%, 1.46%, due 10/15/29	3,340,940

9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.75%, due 10/20/28	8,904,951

531,321	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.16%, due 07/25/26	531,606

14,331,096	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.31%, due 10/20/29	14,300,944

4,057,600	WhiteHorse VIII Ltd., Series 14-1A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.45%, 3.77%, due 05/01/26	4,051,684

4,042,250	WhiteHorse X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 3.24%, due 04/17/27	4,043,503

4,453,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 1.49%, due 10/15/31	4,426,201

4,989,484	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.29%, 1.53%, due 04/15/30	4,972,620

1,348,522	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.19%, due 04/15/29	1,341,885

3,474,000	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.45%, 1.69%, due 04/15/29	3,416,168

	Total Collateralized Loan Obligations	110,164,259

	Commercial Mortgage-Backed Securities — 18.6%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	9,943,918

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	7,014,497

1,172,131	Bear Stearns Commercial Mortgage Securities Trust, Series 06-PW13, Class D, 144A, Variable Rate, 5.75%, due 09/11/41	1,147,056

See accompanying notes to the financial statements.	41

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

12,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	12,007,849

4,719,281	BX Commercial Mortgage Trust, Series 19-XL, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.92%, 1.11%, due 10/15/36	4,698,581

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,730,934

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	7,244,427

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	8,001,263

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,797,241

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	8,080,795

6,800,000	Citigroup Commercial Mortgage Trust, Series 19-C7, Class A4, 3.10%, due 12/15/72	6,885,734

4,186,852	Commercial Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	4,492,264

132,593	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 0.37%, due 04/15/37	132,494

104,757	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	104,765

8,600,000	Great Wolf Trust, Series 19-WOLF, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.73%, 2.92%, due 12/15/36	8,255,083

10,000,000	GS Mortgage Securities Trust, Series 21-GSA3, Class A5, 2.62%, due 12/15/54	9,710,878

232,769	LB Commercial Conduit Mortgage Trust, Series 98-C1, Class K, 144A, 6.30%, due 02/18/30	232,318

637,749	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.31%, due 08/15/36	640,957

1,208,736	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	1,218,831

4,213,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 2.94%, due 02/12/40	3,708,677

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 2.94%, due 02/12/40	2,135,402

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.07%, due 07/15/46	3,767,104

1,982,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	2,038,738

3,176,494	SLIDE, Series 18-FUN, Class E, 144A, Variable Rate, 1 mo. LIBOR + 2.55%, 2.74%, due 06/15/31	3,056,647

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,564,434

15,433,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	16,659,559

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

1,998,053	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable rate, 144A,, 3.38%, due 02/25/52	1,984,370

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 1.74%, due 11/23/43	2,511,928

3,572,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 2.30%, due 03/23/45	3,303,063

4,873,173	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 2.30%, due 03/23/45	4,875,020

4,317,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35	4,177,215

8,733,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35	8,222,742

2,000,000	Wells Fargo Commercial Mortgage Trust, Series 18-C44, Class A5, 4.21%, due 05/15/51	2,152,402

6,267,600	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	6,725,208

7,788,283	Wells Fargo Commercial Mortgage Trust, Series 18-C48, Class A5, 4.30%, due 01/15/52	8,447,004

1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,520,217

	Total Commercial Mortgage-Backed Securities	183,189,615

	Residential Mortgage-Backed Securities — Other — 6.5%

821,710	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.47%, due 02/25/36	136,618

17,720,614	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 0.55%, due 02/25/36	575,867

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	5,192,563

4,760,730	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,507,724

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,691,792

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	636,386

210,478	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.51%, due 02/25/37	213,099

3,620,920	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	3,579,638

2,763,466	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,677,997

2,604,548	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,596,050

42	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

5,284,243	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,157,035

1,060,969	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	1,012,719

8,000,000	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	7,848,654

834,645	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.69%, due 10/25/34	801,858

3,836,103	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	3,675,101

4,332,782	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	687,916

28,597,652	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 0.45%, due 06/25/36	711,736

9,760,742	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	4,680,911

9,934,796	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	2,672,294

3,750,761	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.51%, due 03/25/36	398,706

261,686	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.46%, due 02/26/34	229,322

13,736,548	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 0.39%, due 03/25/36	577,773

7,835,609	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 0.53%, due 03/25/36	329,482

20,890,595	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 0.59%, due 03/25/36	878,331

137,767	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 1.09%, due 08/25/35	453,626

1,312,944	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,302,553

1,391,252	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,407,846

3,948,299	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,929,539

10,266,142	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,466,509

989,924	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	707,957

579,774	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	595,378

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

1,350,000	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,314,636

	Total Residential Mortgage-Backed Securities — Other	63,647,616

	Residential Mortgage-Backed Securities — Performing Loans — 1.8%

3,651,134	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	3,518,647

7,425,657	CSMC Mortgage-Backed Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	7,313,599

6,724,078	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	6,556,330

	Total Residential Mortgage-Backed Securities — Performing Loans	17,388,576

	Residential Mortgage-Backed Securities — Prime — 4.0%

7,859,927	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. LIBOR + 0.21%, 0.40%, due 10/25/46	4,903,316

619,027	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 2.38%, due 10/25/35	631,406

4,029,472	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,968,470

1,446,129	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 2.95%, due 12/25/36	1,358,050

1,146,828	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.01%, due 03/25/37	1,063,789

8,445,864	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.44%, 0.63%, due 04/25/46	8,073,950

1,646,075	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	1,003,067

180,134	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.26%, due 09/25/35	172,658

5,381,016	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 1.50%, due 05/25/35	4,471,590

837,624	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 2.94%, due 09/25/35	837,298

1,096,839	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 1.47%, due 01/25/47	1,089,149

2,454,328	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 0.64%, due 06/25/35	2,096,582

See accompanying notes to the financial statements.	43

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

10,267,999	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	10,383,008

	Total Residential Mortgage-Backed Securities — Prime	39,052,333

	Residential Mortgage-Backed Securities — Subprime — 2.0%

1,509,480	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.47%, due 06/25/35	1,519,069

1,677,084	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.27%, due 05/26/37	1,633,168

1,493,128	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 2.06%, due 08/25/35	1,495,518

9,026,544	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.79%, due 07/25/36	8,574,636

759,833	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + 0.14%, 0.33%, due 12/25/36	721,264

1,131,597	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 2.54%, due 11/20/34	1,161,183

3,172,422	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.29%, due 09/25/36	3,014,374

1,132,467	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. LIBOR + 0.25%, 0.44%, due 08/25/37	1,107,744

	Total Residential Mortgage-Backed Securities — Subprime	19,226,956

	Residential Mortgage-Backed Securities — Alt-A — 1.2%

456,573	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	467,833

1,734,760	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.89%, due 05/25/36	795,281

1,710,527	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.89%, due 10/25/36	685,297

1,652,789	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. LIBOR + 0.90%, 1.09%, due 11/25/34	1,657,893

2,343,046	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	2,346,337

4,005,061	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 2.77%, due 07/25/36	2,608,319

305,118	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	306,100

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

2,798,196	RBSSP Resecuritization Trust, Series 09-6, Class 12A4, 144A, Variable Rate, 5.50%, due 05/26/35	2,748,222

	Total Residential Mortgage-Backed Securities — Alt-A	11,615,282

	Small Balance Commercial Mortgages — 7.4%

2,255,015	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.54%, 0.73%, due 04/25/36	2,140,937

3,765,982	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.47%, 0.65%, due 08/25/35	3,607,496

1,821,376	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.59%, 0.77%, due 01/25/36	1,749,835

994,253	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.57%, 0.76%, due 04/25/36	932,306

1,390,674	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.35%, 0.53%, due 07/25/36	1,332,816

2,844,642	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.42%, 0.61%, due 07/25/36	2,733,241

3,301,068	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.44%, due 10/25/36	3,179,217

10,815,958	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.61%, due 01/25/37	10,396,947

1,885,021	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.41%, due 03/25/37	1,808,675

3,029,475	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 0.43%, due 07/25/37	2,877,486

6,195,039	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.46%, due 07/25/37	5,939,339

94,179,685	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.18%, due 05/25/30	6,209,775

22,874,300	FRESB Mortgage Trust, Series 20-SB74, Class X1, IO, Variable Rate, 1.18%, due 03/25/40	1,471,986

78,302,153	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.95%, due 06/25/40	4,247,258

1,269,805	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 0.72%, due 04/25/31	1,266,579

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.19%, due 04/25/31	1,992,015

44	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

3,501,830	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.59%, due 06/25/37	3,466,387

991,596	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 4.31%, due 10/25/37	989,075

3,300,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 4.31%, due 10/25/37	3,322,112

7,696,930	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	7,506,456

1,969,995	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,888,289

1,148,486	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 2.15%, due 12/27/49	1,148,779

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 2.30%, due 12/27/49	3,141,535

	Total Small Balance Commercial Mortgages	73,348,541

	Student Loans — Federal Family Education Loan Program — 6.1%

2,467,397	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 0.45%, due 10/25/24	2,450,582

6,454,704	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 0.96%, due 01/25/43	6,121,944

2,805,353	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 0.32%, due 01/25/23	2,796,012

3,400,888	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 0.54%, due 03/28/35	2,984,801

8,744,910	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.10%, due 06/15/21	8,570,303

10,114,013	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 1.91%, due 07/25/22	10,155,270

7,693,345	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 3 mo. LIBOR + 1.70%, 1.96%, due 07/25/23	7,715,627

19,342,165	SLM Student Loan Trust, Series 08-9, Class A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.76%, due 04/25/23	19,377,108

	Total Student Loans — Federal Family Education Loan Program	60,171,647

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — 11.0%

2,367,185	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 1.06%, due 07/25/34	2,304,400

6,465,715	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 0.70%, due 12/27/41	6,426,099

1,223,903	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 1.07%, due 04/28/42	1,222,373

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 1.52%, due 07/28/42	5,353,192

556,482	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 0.69%, due 10/15/28	555,245

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, due 03/31/38 (a)	2,522,813

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	2,125,469

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	912,906

5,587,288	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.50%, due 05/25/32	5,411,465

3,906,730	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 0.48%, due 01/25/33	3,714,170

9,597,147	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 0.54%, due 03/25/33	9,271,143

5,698,791	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 0.56%, due 06/25/33	5,489,323

18,574,333	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.49%, due 10/25/33	17,661,107

3,809,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 0.73%, due 12/26/33	3,693,894

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	61,500

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	20,750

4,000,000	Navient Student Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,965,112

4,028,110	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	3,862,976

4,463,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (a)	4,463,000

See accompanying notes to the financial statements.	45

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

2,250,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (a)	2,250,000

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 1.80%, due 09/15/32	1,956,444

1,286,518	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.40%, 0.60%, due 06/15/33	1,270,481

9,080,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 0.63%, due 09/15/33	8,840,464

3,392,684	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 0.49%, due 06/15/39	3,292,982

2,775,996	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 0.53%, due 06/15/39	2,711,363

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 0.59%, due 12/15/39	2,388,935

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.24%, due 01/25/46	6,878,346

	Total Student Loans — Private	108,625,952

	Total Asset-Backed Securities	703,412,722

	Corporate Debt — 0.4%

	Airlines — 0.4%

2,651,250	American Airlines Class AA Pass-Through Certificates, 3.65%, due 02/15/29	2,714,489

1,507,664	American Airlines Class AA Pass-Through Certificates, 3.35%, due 04/15/31	1,518,756

	Total Airlines	4,233,245

	Total Corporate Debt	4,233,245

	U.S. Government — 17.4%

29,000,000	U.S. Treasury Note, 0.13%, due 11/30/22	28,826,680

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 04/30/23 (c)	30,010,013

46,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 07/31/23 (c)	46,873,312

65,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.40%, due 10/31/23	65,117,346

	Total U.S. Government	170,827,351

Par Value†	Description	Value ($)

	U.S. Government Agency — 0.8%

1,057,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 0.78%, due 07/01/23 (a)	1,049,155

2,959,179	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – 0.02%, 0.77%, due 02/01/25 (a)	2,912,162

3,750,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 0.93%, due 10/29/26 (a)	3,679,120

	Total U.S. Government Agency	7,640,437

	TOTAL DEBT OBLIGATIONS (COST $939,313,948)	886,113,755

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

2,183,242	GMO U.S. Treasury Fund	10,938,043

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,938,043

	SHORT-TERM INVESTMENTS — 6.4%

	Money Market Funds — 0.4%

4,404,441	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (d)	4,404,441

	U.S. Government — 6.0%

24,000,000	U.S. Treasury Bill, 0.54%, due 07/21/22 (e)	23,948,975

235,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (e)	234,446

5,765,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (e)	5,747,668

5,000,000	U.S. Treasury Bill, 0.66%, due 08/25/22 (e)	4,984,078

23,750,000	U.S. Treasury Bill, 0.70%, due 10/06/22 (e)	23,648,503

	Total U.S. Government	58,563,670

	TOTAL SHORT-TERM INVESTMENTS (COST $63,073,862)	62,968,111

46	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

PURCHASED OPTIONS — 0.2%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps — Puts — 0.2%

CDX.NA.HYS.37.V1-5Y	BCLY	104.50%	03/16/22	USD	67,090,000	Fixed Spread	Pay	290,547

CDX.NA.HYS.37.V1-5Y	BCLY	105.50%	03/16/22	USD	67,090,000	Fixed Spread	Pay	514,103

CDX.NA.IGS.37.V1-5Y	BOA	65.00%	03/16/22	USD	104,440,000	Fixed Spread	Pay	240,780

CDX.NA.IGS.37.V1-5Y	BOA	55.00%	03/16/22	USD	104,440,000	Fixed Spread	Pay	634,206

CDX.NA.IGS.37.V1-5Y	BCLY	67.50%	04/20/22	USD	89,230,000	Fixed Spread	Pay	293,816

CDX.NA.IGS.37.V1-5Y	BCLY	82.50%	04/20/22	USD	89,230,000	Fixed Spread	Pay	144,503

Total Options on Credit Default Swaps — Puts								2,117,955

TOTAL PURCHASED OPTIONS (COST $2,048,106)								2,117,955

TOTAL INVESTMENTS — 97.8% (Cost $1,015,439,457)								962,137,864

Other Assets and Liabilities (net) — 2.2%								21,739,296

TOTAL NET ASSETS — 100.0%								$983,877,160

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/21/2022	MSCI	EUR	1,845,528	USD	2,078,342	5,010
04/21/2022	SSB	EUR	6,854,186	USD	7,793,957	93,721
04/21/2022	SSB	USD	2,098,567	EUR	1,845,528	(25,235)

						$73,496

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
221	U.S. Treasury Note 2 Yr. (CBT)	June 2022	$47,565,070	$155,255

Sales
267	U.S. Treasury Note 5 Yr. (CBT)	June 2022	31,581,094	(71,411)
292	U.S. Treasury Note 10 Yr. (CBT)	June 2022	37,211,750	(365,106)
65	U.S. Treasury Ultra 10 Yr. (CBT)	June 2022	9,186,328	(922)

			$77,979,172	$(437,439)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.HYS.37.V1-5Y	BCLY	105.00%	03/16/22	USD	(134,180,000)	Fixed Spread	Pay	(772,696)
CDX.NA.IGS.37.V1-5Y	DB	75.00%	03/16/22	USD	(65,535,000)	Fixed Spread	Pay	(52,790)
CDX.NA.IGS.37.V1-5Y	BOA	60.00%	03/16/22	USD	(208,870,000)	Fixed Spread	Pay	(811,612)
CDX.NA.IGS.37.V1-5Y	GS	70.00%	03/16/22	USD	(65,535,000)	Fixed Spread	Pay	(88,794)
CDX.NA.IGS.37.V1-5Y	BCLY	75.00%	04/20/22	USD	(178,460,000)	Fixed Spread	Pay	(406,285)

			Total Written Options on Credit Default Swaps — Puts					(2,132,177)

			TOTAL WRITTEN OPTIONS (Premiums $2,098,960)					$(2,132,177)

See accompanying notes to the financial statements.	47

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPE.S32.V1-5Y	EUR	29,470,000	1.00%	0.48%	N/A	12/20/2024	Quarterly	(859,948)	(470,271)	389,677
ITRAXX.EUROPE.S34.V1-5Y	EUR	20,633,760	1.00%	0.56%	N/A	12/20/2025	Quarterly	(648,690)	(377,249)	271,441
ITRAXX.XOVER.S34.V2-5Y	EUR	10,451,689	5.00%	2.63%	N/A	12/20/2025	Quarterly	(1,543,611)	(886,047)	657,564
CDX.NA.IGS.37.V1-5Y	USD	131,070,000	1.00%	0.69%	N/A	12/20/2026	Quarterly	(3,176,534)	(1,922,404)	1,254,130
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.26%	17,200,000 USD	06/20/2022	Quarterly	300,982	39,199	(261,783)
CDX.NA.HYS.33.V3-5Y	USD	2,300,650	5.00%	2.54%	2,300,650 USD	12/20/2024	Quarterly	78,900	135,009	56,109

								$(5,848,901)	$(3,481,763)	$2,367,138

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.15%	N/A	06/20/2022	Quarterly	(165,250)	(45,657)	119,593
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	1.64%	N/A	12/20/2022	Quarterly	(282,711)	(204,255)	78,456
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	1.64%	N/A	12/20/2022	Quarterly	(188,414)	(109,699)	78,715
CDX.NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	1.64%	N/A	12/20/2022	Quarterly	(51,765)	(27,657)	24,108
Navient Corp.	GS	USD	4,050,000	5.00%	1.26%	N/A	12/20/2022	Quarterly	(421,122)	(122,452)	298,670
Navient Corp.	GS	USD	2,700,000	5.00%	1.26%	N/A	12/20/2022	Quarterly	(277,471)	(81,634)	195,837
Navient Corp.	BCLY	USD	2,082,800	5.00%	1.26%	N/A	12/20/2022	Quarterly	(160,628)	(62,973)	97,655
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.26%	N/A	12/20/2022	Quarterly	(264,646)	(103,863)	160,783
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,941,000	5.00%	2.06%	N/A	12/20/2023	Quarterly	(15,370)	(51,027)	(35,657)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	5.26%	N/A	01/17/2047	Monthly	89,177	71,312	(17,865)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	5.26%	N/A	01/17/2047	Monthly	156,358	142,625	(13,733)
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	2.43%	N/A	01/17/2047	Monthly	7,975	73,366	65,391
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.90%	N/A	01/17/2047	Monthly	(119,899)	(11,706)	108,193
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.90%	N/A	01/17/2047	Monthly	47,352	(6,932)	(54,284)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.90%	N/A	01/17/2047	Monthly	197,705	(25,662)	(223,367)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.90%	N/A	01/17/2047	Monthly	112,812	(6,770)	(119,582)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.90%	N/A	01/17/2047	Monthly	205,782	(20,419)	(226,201)
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.27%	N/A	11/18/2054	Monthly	(63,740)	(55,268)	8,472
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.27%	N/A	11/18/2054	Monthly	(61,371)	(55,250)	6,121
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.27%	N/A	11/18/2054	Monthly	(67,279)	(55,250)	12,029
CMBX.NA.BBB-.11	GS	USD	3,064,050	3.00%	4.76%	N/A	11/18/2054	Monthly	116,418	254,417	137,999
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.36%	N/A	10/17/2057	Monthly	247,717	(31,691)	(279,408)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.87%	N/A	10/17/2057	Monthly	73,095	(28,746)	(101,841)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.87%	N/A	10/17/2057	Monthly	140,432	(10,940)	(151,372)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	9.30%	N/A	10/17/2057	Monthly	400,908	605,298	204,390
CMBX.NA.BBB-.8	GS	USD	6,889,000	3.00%	9.30%	N/A	10/17/2057	Monthly	1,034,610	987,191	(47,419)
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	6.51%	N/A	09/17/2058	Monthly	63,490	284,239	220,749
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	6.51%	N/A	09/17/2058	Monthly	955,105	376,625	(578,480)
CMBX.NA.BBB-.9	CGMI	USD	2,500,000	3.00%	6.51%	N/A	09/17/2058	Monthly	290,110	274,893	(15,217)
CMBX.NA.BBB-.9	CGMI	USD	1,500,000	3.00%	6.51%	N/A	09/17/2058	Monthly	175,119	164,936	(10,183)

48	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	6.51%	N/A	09/17/2058	Monthly	584,727	562,628	(22,099)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	6.51%	N/A	09/17/2058	Monthly	517,160	468,747	(48,413)
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.34%	N/A	08/17/2061	Monthly	(61,732)	(64,170)	(2,438)
CMBX.NA.BBB-.12	GS	USD	2,949,240	3.00%	4.74%	N/A	08/17/2061	Monthly	116,575	274,247	157,672
CMBX.NA.AA.6	GS	USD	5,000,000	1.50%	4.69%	N/A	05/11/2063	Monthly	35,145	78,024	42,879
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	58.55%	N/A	05/11/2063	Monthly	1,357,351	1,037,514	(319,837)
CMBX.NA.BB.13	GS	USD	1,860,000	5.00%	7.34%	N/A	12/16/2072	Monthly	182,990	239,353	56,363
CMBX.NA.BB.13	GS	USD	3,000,000	5.00%	7.34%	N/A	12/16/2072	Monthly	295,146	386,054	90,908
CMBX.NA.BB.14	GS	USD	3,140,000	5.00%	6.61%	N/A	12/16/2072	Quarterly	175,274	304,657	129,383
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	6.61%	N/A	12/16/2072	Quarterly	75,915	131,953	56,038
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	4.63%	N/A	12/16/2072	Monthly	66,662	177,051	110,389
CMBX.NA.BBB-.13	GS	USD	273,500	3.00%	4.63%	N/A	12/16/2072	Monthly	16,840	26,902	10,062
CMBX.NA.BBB-.13	MSCI	USD	4,008,000	3.00%	4.63%	N/A	12/16/2072	Monthly	224,513	394,233	169,720
Sell Protection^:
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	1.64%	4,264,000 USD	12/20/2022	Quarterly	644,717	161,483	(483,234)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	1.64%	5,115,600 USD	12/20/2022	Quarterly	742,274	193,735	(548,539)
CDX.NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	1.64%	5,994,100 USD	12/20/2022	Quarterly	229,274	227,005	(2,269)
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	2.06%	2,866,000 USD	12/20/2023	Quarterly	293,765	207,416	(86,349)
CDX.NA.HYS.31.V14-5Y	CITI	USD	4,657,000	5.00%	2.06%	4,657,000 USD	12/20/2023	Quarterly	492,478	337,033	(155,445)
CDX.NA.HYS.33.V1-5Y	GS	USD	25,938,066	5.00%	2.54%	25,938,066 USD	12/20/2024	Quarterly	5,736,852	3,311,561	(2,425,291)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,800,895	5.00%	2.54%	2,800,895 USD	12/20/2024	Quarterly	482,034	357,596	(124,438)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,598,036	5.00%	2.54%	10,598,036 USD	12/20/2024	Quarterly	1,827,631	1,353,071	(474,560)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,394,872	5.00%	2.54%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	1,327,133	(377,626)
CDX.NA.HYS.33.V3-5Y	CITI	USD	4,185,325	5.00%	2.54%	4,185,325 USD	12/20/2024	Quarterly	442,877	534,348	91,471
ITRAXX.EUROPE.S32.V1-5Y	GS	EUR	58,940,000	1.00%	0.48%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	1,558,788	(1,108,901)
CDX.NA.HYS.35.V1-5Y	JPM	USD	4,008,000	5.00%	3.12%	4,008,000 USD	12/20/2025	Quarterly	292,584	162,443	(130,141)
CDX.NA.HYS.35.V1-5Y	MSCI	USD	4,810,000	5.00%	3.12%	4,810,000 USD	12/20/2025	Quarterly	353,535	194,947	(158,588)
ITRAXX.EUROPE.S34.V1-5Y	BOA	EUR	36,846,000	1.00%	0.56%	36,846,000 USD	12/20/2025	Quarterly	1,774,799	1,221,560	(553,239)
ITRAXX.XOVER.S34.V2-5Y	JPM	EUR	33,204,268	5.00%	2.62%	33,204,268 USD	12/20/2025	Quarterly	7,819,556	6,219,851	(1,599,705)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	2.29%	6,822,400 USD	09/17/2058	Monthly	89,487	(67,439)	(156,926)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	2.29%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(24,712)	49,662
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.44%	7,540,000 USD	11/17/2059	Monthly	68,960	20,361	(48,599)
CMBX.NA.AAA.10	GS	USD	1,700,000	0.50%	0.44%	1,700,000 USD	11/17/2059	Monthly	15,500	4,591	(10,909)
CMBX.NA.AAA.13	GS	USD	2,825,000	0.50%	0.59%	2,825,000 USD	12/16/2072	Monthly	6,615	(17,134)	(23,749)
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.59%	7,399,200 USD	12/16/2072	Monthly	30,438	(44,877)	(75,315)
CMBX.NA.AAA.13	MORD	USD	7,399,200	0.50%	0.59%	7,399,200 USD	12/16/2072	Monthly	30,438	(44,878)	(75,316)

									$31,432,953	$23,328,126	$(8,104,827)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	49

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.92%	USD - SOFR - COMPOUND	USD	7,450,000	12/10/2024	Annually	—	115,145	115,145
0.92%	USD - SOFR - COMPOUND	USD	2,250,000	12/10/2024	Annually	—	34,775	34,775
1.73%	USD - SOFR - COMPOUND	USD	2,100,000	02/16/2025	Annually	—	(14,336)	(14,336)

						$—	$135,584	$135,584

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

50	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Short Duration Strategies team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes.

GMO U.S. Treasury Fund returned -0.37% (net) for the fiscal year ended February 28, 2022, as compared with +0.05% for the FTSE 3-Month Treasury Bill Index.

Security selection in U.S. Treasury Notes drove negative performance during the year, followed by losses from U.S. Treasury Bills. Positive contribution from security selection in Floating Rate Treasury Notes partly offset losses.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

52

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Treasury Fund and the FTSE 3-Month Treasury Bill Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

The gross expense ratio of 0.11% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. The corresponding net expense ratio of 0.08% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

53

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	101.2%
Other	(1.2)

100.0%

54

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 101.2%

	U.S. Government — 97.2%

1,200,000	U.S. Treasury Bill, 0.54%, due 07/21/22 (a)	1,197,449

1,000,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (a)	997,641

550,000	U.S. Treasury Bill, 0.63%, due 08/11/22 (a)	548,443

49,850,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (a)	49,700,127

29,500,000	U.S. Treasury Note, 0.13%, due 11/30/22	29,323,692

47,100,000	U.S. Treasury Note, 0.13%, due 12/31/22	46,757,789

16,900,000	U.S. Treasury Note, 0.13%, due 01/31/23	16,754,766

7,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.41%, due 01/31/23	7,002,825

16,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 07/31/23	16,025,064

82,220,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.40%, due 10/31/23	82,368,433

	Total U.S. Government	250,676,229

	U.S. Government Agency — 3.9%

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.02%, 0.07%, due 03/15/23	4,998,945

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.03%, 0.08%, due 06/07/23	4,999,357

	Total U.S. Government Agency	9,998,302

	Money Market Funds — 0.1%

176,233	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 0.02% (b)	176,233

	TOTAL SHORT-TERM INVESTMENTS (COST $261,243,750)	260,850,764

	TOTAL INVESTMENTS — 101.2% (Cost $261,243,750)	260,850,764

	Other Assets and Liabilities (net) — (1.2%)	(3,084,446)

	TOTAL NET ASSETS — 100.0%	$257,766,318

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	55

GMO Trust Funds

February 28, 2022

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BZDIOVRA - Brazil Interbank Deposit Rate

CDOR - Canadian Dollar Offered Rate

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

CP - Counterparty

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at February 28, 2022, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$11,626	$74,339,103	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	38,068,984	3,565,162,243	83,283,815

Foreign currency, at value (Note 2)(c)	—	1,218,980	—

Cash	—	1,878,692	87,964

Receivable for investments sold	—	12,760,938	199,301

Receivable for Fund shares sold	—	403,281	—

Dividends and interest receivable	46,109	64,235,222	277,883

Unrealized appreciation on open forward currency contracts (Note 4)	—	9,315,733	218,399

Receivable for variation margin on open cleared swap contracts (Note 4)	—	3,741,884	—

Due from broker (Note 2)	—	39,190,316	1,840,273

Receivable for variation margin on open futures contracts (Note 4)	—	—	159,764

Receivable for open OTC swap contracts (Note 4)	—	18,879,149	—

Interest receivable for open OTC swap contracts (Note 4)	—	120,364	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	—	—	2,986

Receivable for options (Note 4)(d)	—	326,111	—

Miscellaneous receivable	—	167,167	—

Total assets	38,126,719	3,791,739,183	86,070,385

Liabilities:

Payable for investments purchased	3	12,956,530	398,345

Payable for Fund shares repurchased	—	22,054,105	—

Payable for expenses reimbursed by GMO (Note 5)	39,389	—	—

Payable to affiliate for (Note 5):

Management fee	7,243	1,068,298	22,639

Shareholder service fee	1,594	296,879	3,558

Payable for variation margin on open cleared swap contracts (Note 4)	—	—	57,886

Unrealized depreciation on open forward currency contracts (Note 4)	—	5,074,237	—

Interest payable for open OTC swap contracts (Note 4)	—	751,255	—

Payable for open OTC swap contracts (Note 4)	—	13,381,981	814,909

Payable for reverse repurchase agreements (Note 2)	—	6,346,002	—

Payable to Trustees and related expenses	473	14,825	328

Written options outstanding, at value (Note 4)(d)	—	—	116,704

Accrued expenses	59,241	578,462	69,795

Total liabilities	107,943	62,522,574	1,484,164

Net assets	$38,018,776	$3,729,216,609	$84,586,221

(a) Cost of investments – affiliated issuers:	$11,673	$74,296,430	$—

(b) Cost of investments – unaffiliated issuers:	$38,701,149	$4,510,213,983	$83,890,518

(c) Cost of foreign currency:	$—	$1,210,781	$—

(d) Premiums on options:	$—	$5,533,298	$199,301

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Net assets consist of:

Paid-in capital	$84,940,399	$4,991,893,204	$86,234,815

Distributable earnings (accumulated loss)	(46,921,623)	(1,262,676,595)	(1,648,594)

	$38,018,776	$3,729,216,609	$84,586,221

Net assets attributable to:

Class III	$21,990	$942,564,796	$—

Class IV	$—	$1,531,528,446	$—

Class VI	$37,996,786	$1,255,123,367	$84,586,221

Shares outstanding:

Class III	937	44,172,663	—

Class IV	—	71,897,096	—

Class VI	1,615,851	58,939,373	4,544,739

Net asset value per share:

Class III	$23.48	$21.34	$—

Class IV	$—	$21.30	$—

Class VI	$23.52	$21.30	$18.61

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$34,615,466	$10,938,043	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	107,256,649	951,199,821	260,850,764

Cash	148,607	444,470	—

Receivable for investments sold	—	25,396,350	—

Receivable for Fund shares sold	—	325,520	672,064

Receivable for closed swap contracts (Note 4)	287	62,022	—

Dividends and interest receivable	375,318	2,037,823	53,592

Unrealized appreciation on open forward currency contracts (Note 4)	529,761	98,731	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	96,781	—

Due from broker (Note 2)	1,315,224	3,135,566	—

Receivable for variation margin on open futures contracts (Note 4)	464,359	—	—

Receivable for open OTC swap contracts (Note 4)	—	24,709,187	—

Interest receivable for open OTC swap contracts (Note 4)	—	1,440,340	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	20,384	56,466	6,383

Total assets	144,726,055	1,019,941,120	261,582,803

Liabilities:

Due to broker (Note 2)	297	—	—

Payable for investments purchased	17,963,391	25,558,217	—

Payable for Fund shares repurchased	400,000	5,172,376	3,701,326

Payable for expenses reimbursed and/or waived by GMO (Note 5)	—	—	—

Payable to affiliate for (Note 5):

Management fee	24,172	303,043	660

Shareholder service fee	10,010	85,903	—

Payable for variation margin on open futures contracts (Note 4)	—	287,418	—

Payable for variation margin on open cleared swap contracts (Note 4)	139,875	—	—

Payable for closed swap contracts (Note 4)	339	538,200	—

Dividend payable	—	—	52,003

Unrealized depreciation on open forward currency contracts (Note 4)	1,063,151	25,235	—

Interest payable for open OTC swap contracts (Note 4)	—	354,024	—

Payable for open OTC swap contracts (Note 4)	—	1,381,061	—

Payable to Trustees and related expenses	1,521	3,642	1,230

Written options outstanding, at value (Note 4)(c)	—	2,132,177	—

Accrued expenses	143,140	222,664	61,266

Total liabilities	19,745,896	36,063,960	3,816,485

Net assets	$124,980,159	$983,877,160	$257,766,318

(a) Cost of investments – affiliated issuers:	$37,221,238	$11,003,541	$—

(b) Cost of investments – unaffiliated issuers:	$109,569,443	$1,004,435,916	$261,243,750

(c) Premiums on written options:	$—	$2,098,960	$—

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:

Paid-in capital	$159,119,210	$1,088,702,688	$258,891,929

Distributable earnings (accumulated loss)	(34,139,051)	(104,825,528)	(1,125,611)

	$124,980,159	$983,877,160	$257,766,318

Net assets attributable to:

Core Class	$—	$—	$257,766,318

Class III	$8,802,582	$12,281,483	$—

Class IV	$116,177,577	$—	$—

Class VI	$—	$375,116,849	$—

Class R6	$—	$152,877,264	$—

Class I	$—	$443,601,564	$—

Shares outstanding:

Core Class	—	—	51,414,447

Class III	467,193	480,510	—

Class IV	6,138,144	—	—

Class VI	—	14,675,819	—

Class R6	—	6,000,948	—

Class I	—	17,387,831	—

Net asset value per share:

Core Class	$—	$—	$5.01

Class III	$18.84	$25.56	$—

Class IV	$18.93	$—	$—

Class VI	$—	$25.56	$—

Class R6	$—	$25.48	$—

Class I	$—	$25.51	$—

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Investment Income:

Interest	$1,342,127	$259,318,864	$1,458,618

Dividends from affiliated issuers (Note 10)	632	100,129	—

Dividends from unaffiliated issuers	16	874	10,412

Total investment income	1,342,775	259,419,867	1,469,030

Expenses:

Management fee (Note 5)	168,765	15,073,047	328,143

Shareholder service fee – Class III (Note 5)	46,141	1,512,834	—

Shareholder service fee – Class IV (Note 5)	—	2,553,136	—

Shareholder service fee – Class VI (Note 5)	20,210	409,691 *	51,565

Audit and tax fees	79,347	144,985	72,104

Custodian, fund accounting agent and transfer agent fees	26,406	689,084	35,223

Legal fees	3,210	168,864	3,898

Registration fees	—	72,421	3,577

Trustees’ fees and related expenses (Note 5)	1,775	145,138	2,866

Interest expense (Note 2)	—	—	2,664

Miscellaneous	6,728	99,906	10,579

Total expenses	352,582	20,869,106	510,619

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(113,348)	—	(28,545)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(241)	(6,392)	—

Net expenses	238,993	20,862,714	482,074

Net investment income (loss)	1,103,782	238,557,153	986,956

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	9,713,821	36,092,409	169,123

Investments in affiliated issuers	(618)	—	—

Realized gain distributions from affiliated issuers (Note 10)	824	71,223	—

Futures contracts	—	—	(486,116)

Options	—	317,281	314,381

Swap contracts	—	(11,076,905)	3,636,126

Forward currency contracts	—	16,529,875	793,954

Foreign currency and foreign currency related transactions	—	458,040	27,318

Net realized gain (loss)	9,714,027	42,391,923	4,454,786

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (Note 2)	(10,233,544)	(611,216,955)	(1,808,500)

Investments in affiliated issuers	(47)	(445,144)	—

Futures contracts	—	—	229,217

Options	—	(381,689)	82,597

Swap contracts	—	9,401,567	(2,339,001)

Forward currency contracts	—	4,586,507	(45,999)

Foreign currency and foreign currency related transactions	—	(595,014)	—

Net change in unrealized appreciation (depreciation)	(10,233,591)	(598,650,728)	(3,881,686)

Net realized and unrealized gain (loss)	(519,564)	(556,258,805)	573,100

Net increase (decrease) in net assets resulting from operations	$584,218	$(317,701,652)	$1,560,056

*	Period from July 29, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022 — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:

Interest	$1,257,136	$35,720,441	$445,448

Dividends from affiliated issuers (Note 10)	1,070,783	14,732	—

Dividends from unaffiliated issuers	527,379	616	3,299

Total investment income	2,855,298	35,735,789	448,747

Expenses:

Management fee (Note 5)	434,722	3,922,934	252,608

Shareholder service fee – Class III (Note 5)	30,798	10,209 *	—

Shareholder service fee – Class IV (Note 5)	153,357	—	—

Shareholder service fee – Class VI (Note 5)	—	243,683	—

Shareholder service fee – Class R6 (Note 5)	—	107,693 **	—

Shareholder service fee – Class I (Note 5)	—	688,608	—

Audit and tax fees	79,797	115,445	32,890

Custodian, fund accounting agent and transfer agent fees	158,214	640,225	54,932

Legal fees	5,872	166,915	9,301

Registration fees	7,746	54,315	3,900

Trustees’ fees and related expenses (Note 5)	5,568	34,000	9,900

Interest expense (Note 2)	1,208	21,329	—

Miscellaneous	7,612	56,184	7,250

Total expenses	884,894	6,061,540	370,781

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(255,404)	(446,405)	(322,593)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(155,424)	(941)	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(23,870)	—	—

Net expenses	450,196	5,614,194	48,188

Net investment income (loss)	2,405,102	30,121,595	400,559

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	8,596,159	4,570,086	(591,117)

Investments in affiliated issuers	(720,315)	—	—

Realized gain distributions from affiliated issuers (Note 10)	232,943	10,480	—

Futures contracts	(1,649,668)	3,741,319	—

Written options	—	1,278,191	—

Swap contracts	(10,314,273)	(2,845,581)	—

Forward currency contracts	2,266,522	303,454	—

Foreign currency and foreign currency related transactions	60,209	5,613	—

Net realized gain (loss)	(1,528,423)	7,063,562	(591,117)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(2,886,851)	(28,153,004)	(560,101)

Investments in affiliated issuers	(695,911)	(65,498)	—

Investments in securities sold short	—	(37,695)	—

Futures contracts	596,190	14,614	—

Written options	—	(126,348)	—

Swap contracts	(736,114)	(242,986)	—

Forward currency contracts	(1,571,293)	74,197	—

Foreign currency and foreign currency related transactions	(31,813)	(27,961)	—

Net change in unrealized appreciation (depreciation)	(5,325,792)	(28,564,681)	(560,101)

Net realized and unrealized gain (loss)	(6,854,215)	(21,501,119)	(1,151,218)

Net increase (decrease) in net assets resulting from operations	$(4,449,113)	$8,620,476	$(750,659)

*

Period from July 21, 2021 (commencement of operations) through December 28, 2021 when all outstanding shares of the class were redeemed, and February 1, 2022, when the class recommenced operations, to February 28, 2022.

**	Period from May 19, 2021 (commencement of operations) through February 28, 2022.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Emerging Country Debt Fund
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,103,782	$1,685,489	$238,557,153	$234,615,368

Net realized gain (loss)	9,714,027	11,202,659	42,391,923	112,641,594

Change in net unrealized appreciation (depreciation)	(10,233,591)	(4,762,322)	(598,650,728)	(230,763,388)

Net increase (decrease) in net assets from operations	584,218	8,125,826	(317,701,652)	116,493,574

Distributions to shareholders:

Class III	(300,707)	(403,791)	(100,344,029)	(110,457,805)

Class IV	—	—	(220,289,705)	(299,019,091)

Class VI	(699,355)	(1,120,355)	(98,169,031)*	—

Total distributions	(1,000,062)	(1,524,146)	(418,802,765)	(409,476,896)

Net share transactions (Note 9):

Class III	(62,140,074)	18,928,517	113,189,447	(59,256,916)

Class IV	—	—	(1,395,160,087)	222,010,887

Class VI	(19,881,378)	(138,607,964)	1,516,676,054 *	—

Increase (decrease) in net assets resulting from net share transactions	(82,021,452)	(119,679,447)	234,705,414	162,753,971

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	678,088	1,428,115

Class IV	—	—	1,511,015	3,980,122

Class VI	—	—	605,125 *	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(82,021,452)	(119,679,447)	237,499,642	168,162,208

Total increase (decrease) in net assets	(82,437,296)	(113,077,767)	(499,004,775)	(124,821,114)

Net assets:

Beginning of period	120,456,072	233,533,839	4,228,221,384	4,353,042,498

End of period	$38,018,776	$120,456,072	$3,729,216,609	$4,228,221,384

*	Period from July 29, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	High Yield Fund		Multi-Sector Fixed Income Fund
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$986,956	$4,744,456	$2,405,102	$5,442,597

Net realized gain (loss)	4,454,786	4,870,688	(1,528,423)	19,749,096

Change in net unrealized appreciation (depreciation)	(3,881,686)	2,460,343	(5,325,792)	(17,582,435)

Net increase (decrease) in net assets from operations	1,560,056	12,075,487	(4,449,113)	7,609,258

Distributions to shareholders:

Class III	—	—	(771,747)	(8,300,596)

Class IV	—	—	(4,376,860)	(24,041,607)

Class VI	(11,979,726)	(3,588,431)	—	—

Total distributions	(11,979,726)	(3,588,431)	(5,148,607)	(32,342,203)

Net share transactions (Note 9):

Class III	—	—	(22,088,583)	(42,133,243)

Class IV	—	—	(8,797,990)	(297,963,316)

Class VI	460,560	(75,391,205)	—	—

Increase (decrease) in net assets resulting from net share transactions	460,560	(75,391,205)	(30,886,573)	(340,096,559)

Total increase (decrease) in net assets	(9,959,110)	(66,904,149)	(40,484,293)	(364,829,504)
Net assets:

Beginning of period	94,545,331	161,449,480	165,464,452	530,293,956

End of period	$84,586,221	$94,545,331	$124,980,159	$165,464,452

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$30,121,595	$31,707,361	$400,559	$735,938

Net realized gain (loss)	7,063,562	2,929,109	(591,117)	1,188,447

Change in net unrealized appreciation (depreciation)	(28,564,681)	(12,603,709)	(560,101)	(507,093)

Net increase (decrease) in net assets from operations	8,620,476	22,032,761	(750,659)	1,417,292

Distributions to shareholders:

Core Class	—	—	(700,751)	(773,665)

Class III	(224,578)*	—	—	—

Class IV	—	—	—	—

Class VI	(8,572,000)	(24,129,562)	—	—

Class R6	(2,592,002)**	—	—	—

Class I	(8,435,870)	(5,867,931)	—	—

Total distributions	(19,824,450)	(29,997,493)	(700,751)	(773,665)

Net share transactions (Note 9):

Core Class	—	—	(123,236,970)	159,049,444

Class III	12,503,177 *	—	—	—

Class IV	—	—	—	—

Class VI	(98,588,215)	(337,486,350)	—	—

Class R6	155,415,258 **	—	—	—

Class I	31,143,682	391,498,422	—	—

Increase (decrease) in net assets resulting from net share transactions	100,473,902	54,012,072	(123,236,970)	159,049,444

Total increase (decrease) in net assets	89,269,928	46,047,340	(124,688,380)	159,693,071
Net assets:

Beginning of period	894,607,232	848,559,892	382,454,698	222,761,627

End of period	$983,877,160	$894,607,232	$257,766,318	$382,454,698

*

Period from July 21, 2021 (commencement of operations) through December 28, 2021, when all outstanding shares of the class were redeemed, and February 1, 2022, when the class recommenced operations, to February 28, 2022.

**	Period from May 19, 2021 (commencement of operations) through February 28, 2022.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares										Class VI Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2022		2021		2020		2019		2018		2022		2021		2020		2019		2018
Net asset value, beginning of period	$23.82		$22.66		$21.61		$21.95		$22.15		$23.88		$22.72		$21.67		$22.02		$22.23

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.41		0.26		0.55		0.54		0.33		0.39		0.27		0.56		0.57		0.36
Net realized and unrealized gain (loss)	(0.36)		1.18		1.52		0.18		(0.31)		(0.31)		1.18		1.53		0.18		(0.33)

Total from investment operations	0.05		1.44		2.07		0.72		0.02		0.08		1.45		2.09		0.75		0.03

Less distributions to shareholders:
From net investment income	(0.39)		(0.28)		(1.02)		(1.06)		(0.22)		(0.44)		(0.29)		(1.04)		(1.10)		(0.24)

Total distributions	(0.39)		(0.28)		(1.02)		(1.06)		(0.22)		(0.44)		(0.29)		(1.04)		(1.10)		(0.24)

Net asset value, end of period	$23.48		$23.82		$22.66		$21.61		$21.95		$23.52		$23.88		$22.72		$21.67		$22.02

Total Return(b)	0.16%		6.33%		9.74%		3.37%		0.07%		0.26%		6.39%		9.83%		3.48%		0.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22		$61,836		$41,124		$82,801		$207,008		$37,997		$58,621		$192,410		$305,842		$1,019,135
Net operating expenses to average daily net assets	0.41	%(c)	0.41	%(c)	0.40	%(c)	0.41	%(c)	0.41%		0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)
Total net expenses to average daily net assets	0.41	%(c)	0.41	%(c)	0.40	%(c)	0.41	%(c)	0.41%		0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31%
Net investment income (loss) to average daily net assets(a)	1.68%		1.11%		2.49%		2.48%		1.50%		1.60%		1.15%		2.49%		2.57%		1.59%
Portfolio turnover rate	209	%(f)	30	%(f)	16	%(f)	59	%(f)	89%		209	%(f)	30	%(f)	16	%(f)	59	%(f)	89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%(g)	0.08	%(g)	0.06	%(g)	0.04%		0.02%		0.17	%(g)	0.08	%(g)	0.06	%(g)	0.04%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 28, 2020 and February 29, 2019, including transactions in USTF, was 206%, 39%, 37% and 88%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2022		2021		2020		2019		2018		2022		2021		2020		2019		2018
Net asset value, beginning of period	$25.54		$27.38		$26.82		$28.62		$28.99		$25.50		$27.34		$26.77		$28.57		$28.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.42		1.56		1.44		1.36		1.36		1.41		1.39		1.43		1.37		1.39
Net realized and unrealized gain (loss)	(3.16)		(0.85)		0.91		(1.19)		0.32		(3.14)		(0.66)		0.94		(1.19)		0.29

Total from investment operations	(1.74)		0.71		2.35		0.17		1.68		(1.73)		0.73		2.37		0.18		1.68

Less distributions to shareholders:
From net investment income	(1.82)		(1.93)		(1.79)		(1.97)		(2.05)		(1.83)		(1.95)		(1.80)		(1.98)		(2.06)
From net realized gains	(0.64)		(0.62)		—		—		—		(0.64)		(0.62)		—		—		—

Total distributions	(2.46)		(2.55)		(1.79)		(1.97)		(2.05)		(2.47)		(2.57)		(1.80)		(1.98)		(2.06)

Net asset value, end of period	$21.34		$25.54		$27.38		$26.82		$28.62		$21.30		$25.50		$27.34		$26.77		$28.57

Total Return(b)	(7.83)%		2.67%		8.97%		0.97%		5.81%		(7.82)%		2.73%		9.08%		1.02%		5.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$942,565		$1,010,106		$1,133,945		$1,294,577		$1,273,188		$1,531,528		$3,218,116		$3,219,098		$2,849,316		$2,862,977
Net operating expenses to average daily net assets(c)	0.53%		0.54%		0.53%		0.52%		0.53%		0.48%		0.49%		0.48%		0.47%		0.48%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		0.00	%(e)	0.01%		0.02%		0.00	%(e)	—		0.00	%(e)	0.01%		0.02%		0.00	%(e)
Total net expenses to average daily net assets(c)	0.53%		0.54%		0.54%		0.54%		0.53%		0.48%		0.49%		0.49%		0.49%		0.48%
Net investment income (loss) to average daily net assets(a)	5.62%		6.02%		5.23%		4.99%		4.57%		5.56%		5.38%		5.22%		5.04%		4.67%
Portfolio turnover rate(f)	34%		56%		41%		15%		34%		34%		56%		41%		15%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03		$0.03		$0.03		$0.03		$0.02		$0.03		$0.03		$0.03		$0.03

	Class VI Shares
	Period from July 29, 2021 (commencement of operations) through February 28, 2022

Net asset value, beginning of period	$25.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.77
Net realized and unrealized gain (loss)	(3.60)

Total from investment operations	(2.83)

Less distributions to shareholders:
From net investment income	(1.55)
From net realized gains	(0.21)

Total distributions	(1.76)

Net asset value, end of period	$21.30

Total Return(b)	(11.63	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,255,123
Net operating expenses to average daily net assets(c)	0.43	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—
Total net expenses to average daily net assets(c)	0.43	%*
Net investment income (loss) to average daily net assets(a)	5.35	%*
Portfolio turnover rate(f)	34	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.00	%(e)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 33%, 55%, 40%, 15% and 33%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Year Ended February 28/29,						Period From June 25, 2018 (commencement of operations) through February 28, 2019
	2022		2021		2020
Net asset value, beginning of period	$20.90		$19.94		$20.21		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.64		0.48		0.27
Net realized and unrealized gain (loss)	0.13		0.77		0.82		0.71

Total from investment operations	0.34		1.41		1.30		0.98

Less distributions to shareholders:
From net investment income	(0.68)		(0.40)		(1.57)		(0.61)
From net realized gains	(1.95)		(0.05)		—		(0.16)

Total distributions	(2.63)		(0.45)		(1.57)		(0.77)

Net asset value, end of period	$18.61		$20.90		$19.94		$20.21

Total Return(b)	1.35%		7.21%		6.40%		5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,586		$94,545		$161,449		$212,762
Net operating expenses to average daily net assets(c)	0.51%		0.52	%(d)	0.52	%(d)	0.51	%*(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.03%		0.04	%*
Total net expenses to average daily net assets(c)	0.51%		0.52	%(d)	0.55	%(d)	0.55	%*(d)
Net investment income (loss) to average daily net assets(a)	1.05%		3.23%		2.34%		2.00	%*
Portfolio turnover rate	98%		288	%(g)	105	%(g)	81	%(g)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.00	%(f)(h)	0.00	%(f)(h)	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2021, February 29, 2020 and February 28, 2019, including transactions in USTF, was 317%, 214% and 159%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2022		2021		2020		2019		2018		2022		2021		2020		2019		2018
Net asset value, beginning of period	$20.13		$22.19		$20.88		$20.93		$21.10		$20.20		$22.26		$20.94		$20.98		$21.15

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.43		0.53		0.51		0.41		0.28		0.35		0.54		0.48		0.46
Net realized and unrealized gain (loss)	(0.99)		(0.24	)(b)	2.01		0.49		(0.06)		(0.98)		(0.16	)(b)	2.02		0.53		(0.10)

Total from investment operations	(0.72)		0.19		2.54		1.00		0.35		(0.70)		0.19		2.56		1.01		0.36

Less distributions to shareholders:
From net investment income	—		(0.93)		(0.64)		(1.05)		(0.52)		—		(0.93)		(0.65)		(1.05)		(0.53)
From net realized gains	(0.57)		(1.32)		(0.59)		—		—		(0.57)		(1.32)		(0.59)		—		—

Total distributions	(0.57)		(2.25)		(1.23)		(1.05)		(0.52)		(0.57)		(2.25)		(1.24)		(1.05)		(0.53)

Net asset value, end of period	$18.84		$20.13		$22.19		$20.88		$20.93		$18.93		$20.20		$22.26		$20.94		$20.98

Total Return(c)	(3.74)%		0.59%		12.38%		4.88%		1.61%		(3.63)%		0.59%		12.44%		4.93%		1.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,803		$31,602		$80,639		$84,163		$34,641		$116,178		$133,862		$449,655		$580,456		$920,637
Net operating expenses to average daily net assets(d)	0.31%		0.30%		0.29%		0.29%		0.29%		0.25%		0.24%		0.24%		0.24%		0.24%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(d)	0.31%		0.30%		0.29%		0.29%		0.29%		0.25%		0.24%		0.24%		0.24%		0.24%
Net investment income (loss) to average daily net assets(a)	1.33%		1.98%		2.43%		2.41%		1.91%		1.39%		1.57%		2.47%		2.29%		2.14%
Portfolio turnover rate(g)	256%		262%		215%		201%		198%		256%		262%		215%		201%		198%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.24%		0.19%		0.16%		0.16%		0.14%		0.25%		0.19%		0.16%		0.15%		0.14%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 263%, 335%, 285%, 250% and 221%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares				Class VI Shares
	Period from February 1, 2022 (commencement of operations) through February 28, 2022		Period from July 21, 2021 (commencement of operations) through December 28, 2021		Year Ended February 28/29,
					2022		2021		2020		2019		2018
Net asset value, beginning of period	$25.66		$25.88		$25.84		$26.15		$26.21		$26.41		$25.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.44		0.81		1.06		1.46		1.32		1.15
Net realized and unrealized gain (loss)	(0.17)		(0.33)		(0.55)		(0.31)		(0.06)		(0.38)		0.18

Total from investment operations	(0.10)		0.11		0.26		0.75		1.40		0.94		1.33

Less distributions to shareholders:
From net investment income	—		(0.42)		(0.54)		(1.06)		(1.46)		(1.14)		(0.70)
From net realized gains	—		—		—		0.00		—		—		—

Total distributions	—		(0.42)		(0.54)		(1.06)		(1.46)		(1.14)		(0.70)

Net asset value, end of period	$25.56		$25.57		$25.56		$25.84		$26.15		$26.21		$26.41

Total Return(b)	(0.39	)%**	0.43	%**	1.00%		2.95%		5.45%		3.58%		5.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,281		$13,847		$375,117		$477,457		$825,876		$1,001,146		$1,205,954
Net operating expenses to average daily net assets(c)	0.70	%*	0.56	%*	0.47%		0.47%		0.47%		0.49%		0.47%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%*(d)	0.00	%*(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Total net expenses to average daily net assets(c)	0.70	%*	0.56	%*	0.47%		0.47%		0.47%		0.49%		0.47%
Net investment income (loss) to average daily net assets(a)	3.92	%*	3.84	%*	3.13%		4.12%		5.50%		4.99%		4.39%
Portfolio turnover rate(f)	95	%**	95	%**	95%		43%		47%		75%		152%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%*	0.04	%*	0.05	%(g)	0.05	%(g)	0.04	%(g)	0.04%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$0.01		$0.05		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019, and February 28, 2018, including transactions in USTF, was 94%, 45%, 48%, 83%, and 175%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares		Class I Shares
	Period from May 19, 2021 (commencement of operations) through February 28, 2022		Year Ended February 28,				Period from November 5, 2019 (commencement of operations) through February 29, 2020
			2022		2021
Net asset value, beginning of period	$25.86		$25.80		$26.12		$26.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.67		0.77		0.89		0.54
Net realized and unrealized gain (loss)	(0.51)		(0.57)		(0.18)		(0.08)

Total from investment operations	0.16		0.20		0.71		0.46

Less distributions to shareholders:
From net investment income	(0.54)		(0.49)		(1.03)		(1.19)
From net realized gains	—		—		—		—

Total distributions	(0.54)		(0.49)		(1.03)		(1.19)

Net asset value, end of period	$25.48		$25.51		$25.80		$26.12

Total Return(b)	0.62	%**	0.77%		2.79%		1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,877		$443,602		$417,150		$22,684
Net operating expenses to average daily net assets(c)	0.58	%*	0.67%		0.68%		0.66	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%*(d)	0.00	%(d)	0.00	%(d)	0.00	%*(d)
Total net expenses to average daily net assets(c)	0.58	%*	0.67%		0.68%		0.66	%*
Net investment income (loss) to average daily net assets(a)	3.29	%*	2.97%		3.47%		6.55	%*
Portfolio turnover rate(f)	95	%**	95%		43%		47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05	%(g)	0.07	%(g)	0.07	%*(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021 and February 29, 2020, including transactions in USTF, was 94%, 45% and 48%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Year Ended February 28/29,
	2022		2021		2020	2019(a)		2018(a)
Net asset value, beginning of period	$5.04		$5.02		$5.00	$5.00		$5.01

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.01		0.10	0.10		0.05
Net realized and unrealized gain (loss)	(0.04)		0.02		0.02	0.01		(0.01)

Total from investment operations	(0.03)		0.03		0.12	0.11		0.04

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.01)		(0.10)	(0.11)		(0.05)
From net realized gains	(0.00	)(b)	(0.00	)(b)	—	—		—

Total distributions	(0.00	)(b)	(0.01)		(0.10)	(0.11)		(0.05)

Net asset value, end of period	$5.01		$5.04		$5.02	$5.00		$5.00

Total Return(c)	(0.37)%		0.63%		2.47%	2.16%		0.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$257,766		$382,455		$222,762	$635,777		$2,324,706
Net expenses to average daily net assets	0.02%		0.08%		0.06%	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets	0.13%		0.20%		2.03%	1.97%		1.06%
Portfolio turnover rate(e)	0%		0%		0%	0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%		0.03%		0.05%	0.10%		0.09%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2022

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Multi-Sector Fixed Income Fund	Bloomberg U.S. Aggregate Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price

73

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts

74

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain investment funds valued at cost; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2022:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$37,852,066	$—	$—	$37,852,066

TOTAL DEBT OBLIGATIONS	37,852,066	—	—	37,852,066

Mutual Funds	11,626	—	—	11,626
Short-Term Investments	216,918	—	—	216,918

Total Investments	38,080,610	—	—	38,080,610

Total	$38,080,610	$—	$—	$38,080,610

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$11,907,918	$—	$11,907,918
Corporate Debt	—	183,562,412	20,629,398	204,191,810
Sovereign and Sovereign Agency Issuers	—	2,793,635,756	272,728,861	3,066,364,617
U.S. Government	108,403,572	—	—	108,403,572

TOTAL DEBT OBLIGATIONS	108,403,572	2,989,106,086	293,358,259	3,390,867,917

Loan Assignments	—	—	53,869,474	53,869,474
Loan Participations	—	—	43,258,898	43,258,898
Investment Funds	—	—	7,850,000	7,850,000
Mutual Funds	74,339,103	—	—	74,339,103
Purchased Options	—	30,644	—	30,644
Rights/Warrants	—	3,240,577	2,194,666	5,435,243
Short-Term Investments	63,850,067	—	—	63,850,067

Total Investments	246,592,742	2,992,377,307	400,531,297	3,639,501,346

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	9,315,733	—	9,315,733
Options
Credit Risk	—	—	326,111	326,111
Swap Contracts
Credit Risk	—	34,074,409	—	34,074,409
Interest Rate Risk	—	9,016,873	—	9,016,873

Total	$246,592,742	$3,044,784,322	$400,857,408	$3,692,234,472

75

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,074,237)	$—	$(5,074,237)
Swap Contracts
Credit Risk	—	(10,200,864)	—	(10,200,864)
Interest Rate Risk	—	(12,437,718)	—	(12,437,718)

Total	$—	$(27,712,819)	$—	$(27,712,819)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$23,327,780	$—	$23,327,780
U.S. Government	3,635,687	—	—	3,635,687

TOTAL DEBT OBLIGATIONS	3,635,687	23,327,780	—	26,963,467

Short-Term Investments	35,693,852	20,626,496	—	56,320,348

Total Investments	39,329,539	43,954,276	—	83,283,815

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	218,399	—	218,399
Futures Contracts
Interest Rate Risk	180,489	—	—	180,489
Swap Contracts
Credit Risk	—	1,644,741	—	1,644,741

Total	$39,510,028	$45,817,416	$—	$85,327,444

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(11,329)	$—	$—	$(11,329)
Swap Contracts
Credit Risk	—	(321,248)	—	(321,248)
Interest Rate Risk	—	(814,909)	—	(814,909)
Written Options
Credit Risk	—	(116,704)	—	(116,704)

Total	$(11,329)	$(1,252,861)	$—	$(1,264,190)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$36,733,064	$—	$36,733,064
U.S. Government Agency	—	17,789,784	—	17,789,784

TOTAL DEBT OBLIGATIONS	—	54,522,848	—	54,522,848

Mutual Funds	34,615,466	—	—	34,615,466
Short-Term Investments	24,165,286	28,568,515	—	52,733,801

Total Investments	58,780,752	83,091,363	—	141,872,115

76

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$529,761	$—	$529,761
Futures Contracts
Interest Rate Risk	450,626	—	—	450,626
Swap Contracts
Interest Rate Risk	—	2,188,309	—	2,188,309

Total	$59,231,378	$85,809,433	$—	$145,040,811

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,063,151)	$—	$(1,063,151)
Futures Contracts
Interest Rate Risk	(41,875)	—	—	(41,875)
Swap Contracts
Interest Rate Risk	—	(2,562,675)	—	(2,562,675)

Total	$(41,875)	$(3,625,826)	$—	$(3,667,701)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$691,056,284	$12,356,438	$703,412,722
Corporate Debt	—	4,233,245	—	4,233,245
U.S. Government	170,827,351	—	—	170,827,351
U.S. Government Agency	—	—	7,640,437	7,640,437

TOTAL DEBT OBLIGATIONS	170,827,351	695,289,529	19,996,875	886,113,755

Mutual Funds	10,938,043	—	—	10,938,043
Short-Term Investments	62,968,111	—	—	62,968,111
Purchased Options	—	2,117,955	—	2,117,955

Total Investments	244,733,505	697,407,484	19,996,875	962,137,864

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	98,731	—	98,731
Futures Contracts
Interest Rate Risk	155,255	—	—	155,255
Swap Contracts
Credit Risk	—	24,883,395	—	24,883,395
Interest Rate Risk	—	149,920	—	149,920

Total	$244,888,760	$722,539,530	$19,996,875	$987,425,165

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(25,235)	$—	$(25,235)
Futures Contracts
Interest Rate Risk	(437,439)	—	—	(437,439)
Written Options
Credit Risk	—	(2,132,177)	—	(2,132,177)
Swap Contracts
Credit Risk	—	(5,037,032)	—	(5,037,032)
Interest Rate Risk	—	(14,336)	—	(14,336)

Total	$(437,439)	$(7,208,780)	$—	$(7,646,219)

77

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$260,850,764	$—	$—	$260,850,764

Total Investments	260,850,764	—	—	260,850,764

Total	$260,850,764	$—	$—	$260,850,764

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

Emerging Country Debt Fund has committed an additional $7,850,000 to its investment in Bona Fide Investments Feeder LLC, a private investment in a pool of constitutional obligations of the Colombian government owed to individuals.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, an investment fund valued at cost, two Colombia Government International Bonds, due 2/15/27 and 3/09/28, respectively, which are valued by applying a 150 and 160 basis point spread, respectively, to the yield of the Colombia Government International Bond, due 4/25/27, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations, a Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, due 6/23/28, which is valued by applying a 550 basis point spread to the yield of the Republic of Turkey, due 3/31/25 and a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations and five asset-backed securities that were valued in line with general movement of spreads, interest rates or a comparable bond. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 28, 2022.

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February 28, 2022

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums		Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of February 28, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2022
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$27,230,315	$—	$—	$(1,731	) $	—	$(6,599,186)	$—		$—		$20,629,398	$(6,599,186)
Sovereign and Sovereign Agency Issuers	232,617,919	75,196,898	(6,412,671)	4,601,513		1,345,428	(84,476,580)	49,856,354	‡	—		272,728,861	(84,476,580)
Loan Assignments	23,371,890	37,367,603	(6,395,216)	1,430,357		—	(1,905,160)	—		—		53,869,474	(1,904,408)
Loan Participations	39,866,840	15,401,752	(19,967,493)	2,081,987		471,942	5,403,870	—		—		43,258,898	5,403,870
Investment Funds	—	7,850,000	—	—		—	—	—		—		7,850,000	—
Rights/Warrants	34,800	—	—	—		—	(7,034)	2,166,900	‡	—		2,194,666	(7,034)

Total Investments	323,121,764	135,816,253	(32,775,380)	8,112,126		1,817,370	(87,584,090)	52,023,254		—		400,531,297	(87,583,338)

Derivatives
Options	390,519	—	—	—		317,281	(381,689)	—		—		326,111	501,175

Total	$323,512,283	$135,816,253	$(32,775,380)#	$8,112,126		$2,134,651	$(87,965,779)	$52,023,254		$—		$400,857,408	$(87,082,163)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$42,612,548	$2,756,923	$(9,202,211)	$201,728		$4,987,004	$(3,670,878)	$—		$(25,328,676	)‡	$12,356,438	$(837,367)
U.S. Government Agency	9,938,002	—	(2,445,822)	32,876		—	115,381	—		—		7,640,437	115,381

Total	$52,550,550	$2,756,923	$(11,648,033)##	$234,604		$4,987,004	$(3,555,497)	$—		$(25,328,676)		$19,996,875	$(721,986)

#	Includes $26,128,709 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $6,163,957 of proceeds received from partial calls and/or principal paydowns as applicable.
‡

Financial assets transferred between levels were due to a change in observable and/or unobservable inputs as well as the impact of the Russian invasion of Ukraine on local and global markets, as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2022 for Funds with material Level 3 investments.

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February 28, 2022

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	51,043,759	Fair Value	Discount for lack of liquidity/marketability	1.40%-1.60% (1.42%)
Corporate Debt	20,629,398	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	35,671,282	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.44%)
Warrants	27,766	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	326,111	Fair Value	Probability of CDS threshold event	<5% (N/A)
Opportunistic Income Fund
Asset-Backed Securities	12,274,188	Fair Value	Broker mark of comparable bond	N/A
Government Agency	7,640,437	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2022, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $293,159,092 and $82,250 respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the

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February 28, 2022

party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of February 28, 2022, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	6,346,002	6,300,945

As of February 28, 2022, Emerging Country Debt Fund had investments in reverse repurchase agreements with J.P. Morgan Securities Plc with a gross value of $6,346,002. The value of related collateral on reverse repurchase agreements exceeded the value at year end. As of February 28, 2022, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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February 28, 2022

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	February 28, 2022

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Sovereign and Sovereign Agency Issuers	$—	$—	$—	$—	$6,346,002	$6,346,002

Total borrowings	$—	$—	$—	$—	$6,346,002	$6,346,002

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

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February 28, 2022

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2022, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

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February 28, 2022

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Interest, accretion and amortization		X	X		X
Capital loss carryforwards	X			X	X
Debt modifications
Defaulted bonds		X
Derivative contract transactions		X	X	X	X
Foreign currency transactions		X	X	X
Late-year ordinary losses			X	X
Litigation proceeds received	X			X
Losses on wash sale transactions	X	X		X
Losses related to debt obligations					X
Mutual fund distributions received				X
Net operating losses				X
Paydown gain/losses					X
Post-October capital losses	X	X		X		X
Straddle Loss Deferrals			X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2022			Tax year ended February 28, 2021

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Asset Allocation Bond Fund	1,000,062	—	1,000,062	1,524,146	—	1,524,146
Emerging Country Debt Fund	344,849,612	73,953,153	418,802,765	351,626,283	57,850,613	409,476,896
High Yield Fund	11,531,519	448,207	11,979,726	3,469,056	119,375	3,588,431
Multi-Sector Fixed Income Fund	—	5,148,607	5,148,607	15,707,759	16,634,444	32,342,203
Opportunistic Income Fund	19,824,450	—	19,824,450	29,997,493	—	29,997,493
U.S. Treasury Fund	564,398	136,353	700,751	773,665	—	773,665

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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February 28, 2022

As of February 28, 2022, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Loss Deferral ($)
Asset Allocation Bond Fund	147,922	—	—	(45,902,559)	(148,152)
Emerging Country Debt Fund	62,279,515	—	—	—	(6,905,248)
High Yield Fund	450,671	168,310	(68,060)	—	—
Multi-Sector Fixed Income Fund	—	—	(2,852,871)	(22,199,368)	(3,662,952)
Opportunistic Income Fund	11,049,698	9,982,443	—	(58,989,497)	—
U.S. Treasury Fund	—	—	—	—	(732,625)

As of February 28, 2022, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2022, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(25,503,316)	(20,399,243)
Emerging Country Debt Fund	—	—
High Yield Fund	—	—
Multi-Sector Fixed Income Fund	—	(22,199,368)
Opportunistic Income Fund	—	(58,989,497)
U.S. Treasury Fund	—	—

As of February 28, 2022, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	39,099,446	—	(1,018,836)	(1,018,836)	—
Emerging Country Debt Fund	4,789,037,584	77,427,316	(1,226,963,554)	(1,149,536,238)	(1,972,979)
High Yield Fund	83,920,204	409,683	(1,046,072)	(636,389)	(1,563,126)
Multi-Sector Fixed Income Fund	146,998,274	139,717	(5,265,876)	(5,126,159)	(307,943)
Opportunistic Income Fund	1,021,293,589	12,329,434	(71,485,159)	(59,155,725)	(5,713,698)
U.S. Treasury Fund	261,243,750	155,623	(548,609)	(392,986)	—

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February 28, 2022

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2022, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

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February 28, 2022

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of February 28, 2022, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund(2)	U.S. Treasury Fund
Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020, February 1, 2016 to March 16, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00%, 1.15% and 0.75%, respectively, of the amount invested or redeemed.

(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. The Investment Adviser does not expect ASU No. 2020-04 to have a material impact on the financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Credit Risk	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X		X	X
Counterparty Risk	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Futures Contracts Risk			X	X	X
Currency Risk	X	X	X	X	X
Commodities Risk	X
Fund of Funds Risk	X	X	X	X	X
Non-US Investment Risk	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Market Risk – Equities	X				X
Smaller Company Risk	X			X	X
Non-Diversified Funds			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund as a result of its investment in Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to

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honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent a Fund from selling particular securities or closing derivative positions at desirable prices.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. A Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of below investment grade asset-based and mortgage-backed securities (including non-agency and unregistered asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce desired results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately

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predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. Those Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments focused in asset classes, countries, regions, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds and ETFs) in which it invests, including the risk that those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

In late February 2022, Russia began an invasion of Ukraine. Following such invasion, the United States, the European Union, and other countries and entities imposed wide-ranging sanctions on Russia, the President of Russia and other members of the Government

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of Russia as well as entities owned or controlled by, or acting on behalf of, the Government of Russia. The Government of Russia has also imposed countersanctions and taken other actions in response to the sanctions. The scope and scale of the sanctions may be expanded and the conflict between Russia and Ukraine may further deteriorate. These sanctions and current environment could impair the ability of the Funds to buy, sell, hold, receive, deliver or otherwise transact in certain securities and other instruments. The full impact of the sanctions and the conflict on the Funds, the financial markets and the global economy is not yet known.

• LEVERAGING RISK. The use of derivatives and securities lending creates leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• MARKET RISK — EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are non-diversified investment compan~~i~~es under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Fund~~s~~’ performance more than if the Funds were a diversified investment company.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter

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duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the year ended February 28, 2022, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X
Adjust exposure to foreign currencies	X	X	X
Futures contracts
Adjust interest rate exposure		X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Options (Purchased)
Adjust exposure to foreign currencies	X
Achieve exposure to a reference entity’s credit				X
Provide a measure of protection against default loss				X
Options (Written)
Achieve exposure to a reference entity’s credit		X		X
Provide a measure of protection against default loss				X
Options (Credit linked)
Achieve exposure to a reference entity’s credit	X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X		X
Adjust exposure to certain markets	X			X
Adjust interest rate exposure	X		X	X
Provide a measure of protection against default loss	X	X		X
Provide exposure to the Fund’s benchmark		X	X
Hedge non-core equity exposure			X
Adjust portfolio beta	X
Generate long risk exposure to an index		X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

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Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment

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when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

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The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022 and the Statements of Operations for the year ended February 28, 2022^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$30,644	$—	$30,644
Unrealized Appreciation on Forward Currency Contracts	—	9,315,733	—	9,315,733
Options, at value	326,111	—	—	326,111
Swap Contracts, at value¤	34,074,409	—	9,016,873	43,091,282

Total	$34,400,520	$9,346,377	$9,016,873	$52,763,770

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(5,074,237)	$—	$(5,074,237)
Swap Contracts, at value¤	(10,200,864)	—	(12,437,718)	(22,638,582)

Total	$(10,200,864)	$(5,074,237)	$(12,437,718)	$(27,712,819)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$16,529,875	$—	$16,529,875
Options	317,281	—	—	317,281
Swap Contracts	(10,844,980)	—	(231,925)	(11,076,905)

Total	$(10,527,699)	$16,529,875	$(231,925)	$5,770,251

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$(1,064,064)	$—	$(1,064,064)
Forward Currency Contracts	—	4,586,507	—	4,586,507
Options	(381,689)	—	—	(381,689)
Swap Contracts	12,495,049	—	(3,093,482)	9,401,567

Total	$12,113,360	$3,522,443	$(3,093,482)	$12,542,321

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$218,399	$—	$218,399
Unrealized Appreciation on Futures Contracts¤	—	—	180,489	180,489
Swap Contracts, at value¤	1,644,741	—	—	1,644,741

Total	$1,644,741	$218,399	$180,489	$2,043,629

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(11,329)	$(11,329)
Written Options, at value	(116,704)	—	—	(116,704)
Swap Contracts, at value¤	(321,248)	—	(814,909)	(1,136,157)

Total	$(437,952)	$—	$(826,238)	$(1,264,190)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$793,954	$—	$793,954
Futures Contracts	—	—	(486,116)	(486,116)
Written Options	314,381	—	—	314,381
Swap Contracts	2,255,474	—	1,380,652	3,636,126

Total	$2,569,855	$793,954	$894,536	$4,258,345

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$(45,999)	$—	$(45,999)
Futures Contracts	—	—	229,217	229,217
Written Options	82,597	—	—	82,597
Swap Contracts	(1,652,025)	—	(686,976)	(2,339,001)

Total	$(1,569,428)	$(45,999)	$(457,759)	$(2,073,186)

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February 28, 2022

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$529,761	$—	$529,761
Unrealized Appreciation on Futures Contracts¤	—	—	450,626	450,626
Swap Contracts, at value¤	—	—	2,188,309	2,188,309

Total	$—	$529,761	$2,638,935	$3,168,696

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(1,063,151)	$—	$(1,063,151)
Unrealized Depreciation on Futures Contracts¤	—	—	(41,875)	(41,875)
Swap Contracts, at value¤	—	—	(2,562,675)	(2,562,675)

Total	$—	$(1,063,151)	$(2,604,550)	$(3,667,701)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$2,266,522	$—	$2,266,522
Futures Contracts	—	—	(1,649,668)	(1,649,668)
Swap Contracts	—	—	(10,314,273)	(10,314,273)

Total	$—	$2,266,522	$(11,963,941)	$(9,697,419)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$(1,571,293)	$—	$(1,571,293)
Futures Contracts	—	—	596,190	596,190
Swap Contracts	—	—	(736,114)	(736,114)

Total	$—	$(1,571,293)	$(139,924)	$(1,711,217)

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$2,117,955	$—	$—	$2,117,955
Unrealized Appreciation on Forward Currency Contracts	—	98,731	—	98,731
Unrealized Appreciation on Futures Contracts¤	—	—	155,255	155,255
Swap Contracts, at value¤	24,883,395	—	149,920	25,033,315

Total	$27,001,350	$98,731	$305,175	$27,405,256

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(25,235)	$—	$(25,235)
Unrealized Depreciation on Futures Contracts¤	—	—	(437,439)	(437,439)
Written Options, at value	(2,132,177)	—	—	(2,132,177)
Swap Contracts, at value¤	(5,037,032)	—	(14,336)	(5,051,368)

Total	$(7,169,209)	$(25,235)	$(451,775)	$(7,646,219)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(232,856)	$(232,856)
Forward Currency Contracts	—	303,454	—	303,454
Futures Contracts	—	—	3,741,319	3,741,319
Written Options	—	—	1,278,191	1,278,191
Swap Contracts	(5,711,050)	—	2,865,469	(2,845,581)

Total	$(5,711,050)	$303,454	$7,652,123	$2,244,527

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$110,921	$—	$—	$110,921
Forward Currency Contracts	—	74,197	—	74,197
Futures Contracts	—	—	14,614	14,614
Written Options	(126,348)	—	—	(126,348)
Swap Contracts	2,255,644	—	(2,498,630)	(242,986)

Total	$2,240,217	$74,197	$(2,484,016)	$(169,602)

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February 28, 2022

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year-end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and, reverse repurchase agreements held by the Funds at February 28, 2022, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2022:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$3,004,460	$—	$(3,004,460)	$—
Citibank N.A.	1,854,859	—	(1,854,859)	—
Deutsche Bank AG	3,801,281	—	(3,801,281)	—
Goldman Sachs International	12,148,920	(10,869,231)	—	1,279,689
JPMorgan Chase Bank, N.A.	2,772,008	(2,098,806)	(673,202)	—	*
Morgan Stanley & Co. International PLC	2,671,331	(1,199,741)	(159,293)	1,312,297
Morgan Stanley Capital Services LLC	138,343	—	—	138,343
State Street Bank and Trust Company	2,160,435	(1,489,930)	(236,701)	433,804

Total	$28,551,637	$(15,657,708)	$(9,729,796)	$3,164,133

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February 28, 2022

Emerging Country Debt Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(4,005,041)	$—	$3,004,460	$(1,000,581)
Citibank N.A.	(8,664,063)	3,540,250	1,854,859	(3,268,954)
Deutsche Bank AG	(4,717,918)	916,637	3,801,281	— *
JPMorgan Chase Bank, N.A.	(673,202)	—	673,202	—
Morgan Stanley & Co. International PLC	(159,293)	—	159,293	—
State Street Bank and Trust Company	(236,701)	—	236,701	—

Total	$(18,456,218)	$4,456,887	$9,729,796	$(4,269,535)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$218,399	$(206,842)	$(11,557)	$—	*

Total	$218,399	$(206,842)	$(11,557)	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$(116,704)	$—	$—	$(116,704)
Goldman Sachs International	(164,854)	164,854	—	—	*
JPMorgan Chase Bank, N.A.	(638,498)	638,498	—	—	*
Morgan Stanley & Co. International PLC	(11,557)	—	11,557	—

Total	$(931,613)	$803,352	$11,557	$(116,704)

Multi-Sector Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$148,506	$—	$(145,213)	$3,293
Citibank N.A.	12,153	—	(12,153)	—
Deutsche Bank AG	2,329	—	(2,329)	—
Goldman Sachs International	4,431	(4,431)	—	—	*
JPMorgan Chase Bank, N.A.	89,845	—	(70,419)	19,426
Morgan Stanley & Co. International PLC	256,894	—	(256,894)	—
State Street Bank and Trust Company	15,603	—	—	15,603

Total	$529,761	$(4,431)	$(487,008)	$38,322

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February 28, 2022

Multi-Sector Fixed Income Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(145,213)	$—	$145,213	$—
Citibank N.A.	(12,553)	—	12,153	(400)
Deutsche Bank AG	(149,233)	146,904	2,329	— *
JPMorgan Chase Bank, N.A.	(70,419)	—	70,419	—
Morgan Stanley & Co. International PLC	(685,733)	171,076	256,894	(257,763)

Total	$(1,063,151)	$317,980	$487,008	$(258,163)

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,290,281	$(1,471,737)	$(818,544)	$—	*
Barclays Bank PLC	1,242,969	—	(1,242,969)	—
Citigroup Global Markets Inc.	1,925,280	(1,816,554)	(108,726)	—	*
Citibank N.A.	2,658,873	(2,607,846)	(51,027)	—	*
Deutsche Bank AG	468,747	(378,589)	(90,158)	—	*
Goldman Sachs International	8,576,439	(8,128,046)	(448,393)	—	*
JPMorgan Chase Bank, N.A.	7,709,427	(7,376,294)	(231,912)	101,221
Morgan Stanley & Co. International PLC	594,190	(594,190)	—	—	*
Morgan Stanley Capital Services LLC	1,365,946	(1,000,000)	(341,313)	24,633
State Street Bank and Trust Company	93,721	—	(25,235)	68,486

Total	$26,925,873	$(23,373,256)	$(3,358,277)	$194,340

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(818,544)	$—	$818,544	$—
Barclays Bank PLC	(1,391,474)	148,505	1,242,969	—	*
Citigroup Global Markets Inc.	(108,726)	—	108,726	—
Citibank N.A.	(51,027)	—	51,027	—
Credit Suisse International	(31,691)	—	—	(31,691)
Deutsche Bank AG	(90,158)	—	90,158	—
Goldman Sachs International	(448,393)	—	448,393	—
JPMorgan Chase Bank, N.A.	(231,912)	—	231,912	—
Morgan Stanley Capital Services LLC	(341,313)	—	341,313	—
State Street Bank and Trust Company	(25,235)	—	25,235	—

Total	$(3,538,473)	$148,505	$3,358,277	$(31,691)

*	The actual collateral received and/or pledged is more than the amount shown.

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February 28, 2022

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2022:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Emerging Country Debt Fund	361,665,458	—	196,976,333	880,475,532
High Yield Fund	13,936,159	23,265,404	19,894,167	66,739,337
Multi-Sector Fixed Income Fund	153,164,844	85,317,616	—	568,534,177
Opportunistic Income Fund	9,302,983	165,361,362	307,820,557	919,408,596

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%	0.08%(a)

(a)	Since April 9, 2021 and prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V		Class VI	Class R6		Class I
Asset Allocation Bond Fund	0.15%						0.055%
Emerging Country Debt Fund	0.15%		0.10%				0.055%
High Yield Fund	0.15%	*	0.10%	*	0.085%	*	0.055%	0.15%	*	0.15%	*
Multi-Sector Fixed Income Fund	0.15%		0.10%					0.15%	*	0.15%	*
Opportunistic Income Fund	0.15%						0.055%	0.15%		0.15%

*	Class is offered but has no shareholders as of February 28, 2022.

For each Fund, other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For High Yield Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

102

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February 28, 2022

For High Yield Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or any lower expense limit as is in effect at the time GMO seeks to recover the expenses.

For the year ended February 28, 2022, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2022, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2023	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025
High Yield Fund, Class VI	$—	$—	$28,545

GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

These contractual waivers and reimbursements will continue through at least June 30, 2022 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

103

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February 28, 2022

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2022 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	1,775	263
Emerging Country Debt Fund	145,138	12,635
High Yield Fund	2,866	298
Multi-Sector Fixed Income Fund	5,568	636
Opportunistic Income Fund	34,000	2,717
U.S. Treasury Fund	9,900	968

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2022, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Multi-Sector Fixed Income Fund	0.107%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2022, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2022 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	141,400,534	731,456	218,607,231	5,720,000
Emerging Country Debt Fund	302,056,324	1,098,192,329	406,185,057	960,847,074
High Yield Fund	3,630,374	27,591,531	150,082	39,992,209
Multi-Sector Fixed Income Fund	285,535,508	113,661,385	292,426,848	176,802,904
Opportunistic Income Fund	605,494,040	369,744,005	453,880,820	282,838,755
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

104

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

8.	Principal shareholders as of February 28, 2022

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	1	‡	99.89%
Emerging Country Debt Fund	1		18.13%
High Yield Fund	1		92.45%
Multi-Sector Fixed Income Fund	3	‡	81.47%
Opportunistic Income Fund	3	‡	57.86%
U.S. Treasury Fund	3	#	62.29%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2022		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	231,090	$5,615,500	1,248,070	$29,430,309
Shares issued to shareholders in reinvestment of distributions	15	359	16,888	403,791
Shares repurchased	(2,826,353)	(67,755,933)	(483,688)	(10,905,583)

Net increase (decrease)	(2,595,248)	$(62,140,074)	781,270	$18,928,517

Class VI:
Shares sold	685,291	$16,677,005	433,703	$10,053,052
Shares issued to shareholders in reinvestment of distributions	28,792	699,355	33,513	802,127
Shares repurchased	(1,552,611)	(37,257,738)	(6,482,285)	(149,463,143)

Net increase (decrease)	(838,528)	$(19,881,378)	(6,015,069)	$(138,607,964)

Emerging Country Debt Fund
Class III:
Shares sold	7,338,675	$177,081,443	11,064,651	$283,435,647
Shares issued to shareholders in reinvestment of distributions	3,749,384	91,061,066	3,930,574	101,703,325
Shares repurchased	(6,465,058)	(154,953,062)	(16,856,375)	(444,395,888)
Purchase premiums	—	262,799	—	490,114
Redemption fees	—	415,289	—	938,001

Net increase (decrease)	4,623,001	$113,867,535	(1,861,150)	$(57,828,801)

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Emerging Country Debt Fund (continued)
Class IV:
Shares sold	19,770,838	$511,809,366	23,275,901	$606,562,660
Shares issued to shareholders in reinvestment of distributions	7,567,539	186,159,290	10,246,489	264,614,402
Shares repurchased	(81,664,417)	(2,093,128,743)	(25,052,203)	(649,166,175)
Purchase premiums	—	676,346	—	1,390,217
Redemption fees	—	834,669	—	2,589,905

Net increase (decrease)	(54,326,040)	$(1,393,649,072)	8,470,187	$225,991,009

Class VI:(a)
Shares sold	57,276,130	$1,479,762,322
Shares issued to shareholders in reinvestment of distributions	4,061,385	96,336,051
Shares repurchased	(2,398,142)	(59,422,319)
Purchase premiums	—	151,434
Redemption fees	—	453,691

Net increase (decrease)	58,939,373	$1,517,281,179

High Yield Fund
Class VI:
Shares sold	—	$—	2,201,261	$42,312,765
Shares issued to shareholders in reinvestment of distributions	607,965	11,960,560	178,442	3,585,146
Shares repurchased	(585,873)	(11,500,000)	(5,954,398)	(121,289,116)

Net increase (decrease)	22,092	$460,560	(3,574,695)	$(75,391,205)

Multi-Sector Fixed Income Fund
Class III:
Shares sold	198,808	$4,000,000	812,914	$17,690,556
Shares issued to shareholders in reinvestment of distributions	38,703	771,747	382,203	8,066,426
Shares repurchased	(1,340,616)	(26,860,330)	(3,258,411)	(67,890,225)

Net increase (decrease)	(1,103,105)	$(22,088,583)	(2,063,294)	$(42,133,243)

Class IV:
Shares sold	2,988,268	$60,053,854	3,063,305	$64,755,408
Shares issued to shareholders in reinvestment of distributions	193,216	3,868,186	1,036,159	22,030,270
Shares repurchased	(3,669,201)	(72,720,030)	(17,672,884)	(384,748,994)

Net increase (decrease)	(487,717)	$(8,797,990)	(13,573,420)	$(297,963,316)

Opportunistic Income Fund
Class III:(b)
Shares sold	1,013,442	$26,129,885
Shares issued to shareholders in reinvestment of distributions	8,790	224,578
Shares repurchased	(541,722)	(13,851,286)

Net increase (decrease)	480,510	$12,503,177

Class VI:
Shares sold	1,201,167	$30,987,689	2,091,345	$53,827,718
Shares issued to shareholders in reinvestment of distributions	294,328	7,561,416	855,202	21,741,055
Shares repurchased	(5,293,597)	(137,137,320)	(16,058,148)	(413,055,123)

Net increase (decrease)	(3,798,102)	$(98,588,215)	(13,111,601)	$(337,486,350)

106

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Opportunistic Income Fund (continued)
Class R6:(c)
Shares sold	6,348,670	$164,336,615
Shares issued to shareholders in reinvestment of distributions	26,344	673,318
Shares repurchased	(374,066)	(9,594,675)

Net increase (decrease)	6,000,948	$155,415,258

Class I:
Shares sold	5,654,035	$146,238,616	16,150,520	$413,015,196
Shares issued to shareholders in reinvestment of distributions	234,350	6,009,933	92,094	2,336,633
Shares repurchased	(4,671,231)	(121,104,867)	(940,346)	(23,853,407)

Net increase (decrease)	1,217,154	$31,143,682	15,302,268	$391,498,422

U.S. Treasury Fund
Core Class:
Shares sold	304,783,797	$1,534,292,585	373,331,155	$1,880,713,417
Shares issued to shareholders in reinvestment of distributions	63,726	320,558	72,372	364,660
Shares repurchased	(329,360,932)	(1,657,850,113)	(341,823,451)	(1,722,028,633)

Net increase (decrease)	(24,513,409)	$(123,236,970)	31,580,076	$159,049,444

(a)	The period under the heading “Year Ended February 28, 2022” represents the period from July 29, 2021 (commencement of operations) through February 28, 2022.
(b)

The period under the heading “Year Ended February 28, 2022” represents the period from July 21, 2021 (commencement of operations) through December 28, 2021 and the period under the heading “Year Ended February 28, 2022” represents the period from February 1, 2022 (commencement of operations) through February 28, 2022.

(c)	The period under the heading “Year Ended February 28, 2022” represents the period from May 19, 2021 (commencement of operations) through February 28, 2022.

107

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$5,000,835	$731,456	$5,720,000	$632	$824	$(618)	$(47)	$11,626

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,784,247	$—	$—	$100,129	$71,223	$—	$(445,144)	$74,339,103

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class IV	$8,584,702	$2,000,000	$11,866,039	$123,288	$176,281	$(145,567)	$1,426,904	$—
GMO Emerging Country Debt Fund, Class VI	—	11,866,039	3,100,000	390,598	53,662	(525,336)	(1,949,265)	6,291,438
GMO Opportunistic Income Fund, Class VI	27,641,535	5,200,002	6,700,000	552,136	—	(52,863)	(163,972)	25,924,702
GMO U.S. Treasury Fund	14,825,453	25,290,000	37,710,000	4,761	3,000	3,451	(9,578)	2,399,326

Totals	$51,051,690	$44,356,041	$59,376,039	$1,070,783	$232,943	$(720,315)	$(695,911)	$34,615,466

Opportunistic Income Fund
GMO U.S. Treasury Fund	$11,003,541	$—	$—	$14,732	$10,480	$—	$(65,498)	$10,938,043

11.	Subsequent events

Subsequent to February 28, 2022, GMO Asset Allocation Bond Fund received redemption requests in the amount of $9,535,397.

108

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund (six of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 27, 2022

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

109

GMO Trust Funds

Fund Expenses

February 28, 2022 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2022.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2021 through February 28, 2022.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio

Asset Allocation Bond Fund
Class III	$1,000.00	$960.10	$1.94	$1,000.00	$1,022.81	$2.01	0.40%
Class VI	$1,000.00	$960.40	$1.51	$1,000.00	$1,023.26	$1.56	0.31%

Emerging Country Debt Fund
Class III	$1,000.00	$871.50	$2.46	$1,000.00	$1,022.17	$2.66	0.53%
Class IV	$1,000.00	$871.70	$2.23	$1,000.00	$1,022.41	$2.41	0.48%
Class VI	$1,000.00	$872.20	$2.00	$1,000.00	$1,022.66	$2.16	0.43%

High Yield Fund
Class VI	$1,000.00	$970.20	$2.49	$1,000.00	$1,022.27	$2.56	0.51%

Multi-Sector Fixed Income Fund
Class III	$1,000.00	$937.30	$1.97	$1,000.00	$1,022.76	$2.06	0.41%
Class IV	$1,000.00	$938.10	$1.73	$1,000.00	$1,023.01	$1.81	0.36%

Opportunistic Income Fund
Class III(a)	$1,000.00	$996.10	$0.52	$1,000.00	$1,021.32	$3.51	0.70%
Class VI	$1,000.00	$999.50	$2.38	$1,000.00	$1,022.41	$2.41	0.48%
Class R6	$1,000.00	$999.40	$2.92	$1,000.00	$1,021.87	$2.96	0.59%
Class I	$1,000.00	$998.70	$3.32	$1,000.00	$1,021.47	$3.36	0.67%

U.S. Treasury Fund
Core	$1,000.00	$995.50	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2022, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

(a)

For the period February 1, 2022 (commencement of operations) through February 28, 2022, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 28, 2022, multiplied by the average account value over the period, multiplied by 27 days in the period, divided by 365 days in the year.

110

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2022 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2022:

Fund Name	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)
Asset Allocation Bond Fund	100.00%	865,298	—	—
Emerging Country Debt Fund	—	1,591,477	33,352,294	73,953,153
High Yield Fund	—	1,397,456	8,409,039	448,207
Multi-Sector Fixed Income Fund	—	—	—	5,148,607
Opportunistic Income Fund	1.04%	17,562,105	—	—
U.S. Treasury Fund	65.96%	400,559	163,840	136,353

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest related dividend amounts could include short-term capital gain distributions received from underlying funds.

(4)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations thereunder.

U.S. Treasury Fund hereby designates $317,452 (or, if subsequently determined to be different, the maximum amount allowable) of business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations thereunder.

In early 2023, the Funds will notify applicable shareholders of amounts for use in preparing 2022 U.S. federal income tax forms.

111

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2022. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Feigelson, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	30	Director, BeiGene Ltd. (biotech).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Professor of Finance (Since July 1, 2011) and Peter Moores Dean and Professor of Finance (July 1, 2011 – June 30, 2021) University of Oxford, Said Business School	30	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired.	30	Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014 – April 2019).

Interested Trustee and Officer

Carolyn Haley[2] YOB: 1966	Trustee; President of the Trust	Trustee and President since June 2021.	Head of Global Operations and Finance, Head of Operations, Co-Head of Operations, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – Present).	30	None.

[1]	The Fund Complex includes series of each of GMO Trust.
[2]

Ms. Haley is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of her positions with the Trust and GMO indicated in the table above and her interest as a member of GMO.

112

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Carolyn Haley YOB: 1966	Trustee, President of the Trust	Trustee and President since June 2021	Head of Global Operations and Finance, Head of Operations, Co-Head of Operations, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – Present).

Tara Pari YOB: 1976	Chief Executive Officer	Chief Executive Officer since November 2020	Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting and Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 to present). Head of Fund Reporting, Risk and Controls and Proxy Voting (October 2021 to present), Grantham, Mayo, Van Otterloo & Co. LLC.

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011– present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present).

Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-November 2020). Treasury and Payables Manager, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006-November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

113

AR-022822-FI

GMO Trust

Annual Report

February 28, 2022

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non- U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class VI shares of GMO Alternative Allocation Fund returned -0.99% (net) for the fiscal year ended February 28, 2022, as compared with +0.05% for the FTSE-3 Month Treasury Bill Index.

Equity Dislocation, which is broadly 100% long cheap global Value and 100% short expensive global Growth, had a very strong year and, as a sizeable allocation, was the biggest contributor to total Fund returns with a 3.5% contribution. Other strategies that had a positive impact included Put Selling, Event-Driven, and Relative Credit which contributed a little over 1% between them. That left three strategies posting negative returns. The Asset Allocation Long/Short strategy suffered a very difficult year, but the relatively modest exposure mitigated some of this and it detracted -1.3%. Unfortunately, two of the larger exposures, Systematic Global Macro and Fixed Income Absolute Return, also had a disappointing 12 months and detracted -1.4% and -1.8%, respectively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Alternative Allocation Fund Class VI Shares and the FTSE 3-Month Treasury Bill Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For Class VI, R6 and I the gross expense ratio of 1.49%, 1.69% and 1.77%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 1.34%, 1.53% and 1.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	64.3%
Debt Obligations	35.2
Short-Term Investments	27.4
Investment Funds	2.1
Swap Contracts	1.0
Preferred Stocks	0.4
Purchased Options	0.3
Rights/Warrants	0.1
Futures Contracts	(0.2)
Written Options	(0.5)
Forward Currency Contracts	(0.5)
Securities Sold Short	(36.7)
Other	7.1

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Switzerland	15.0%
Canada	12.5
Sweden	12.5
Australia	6.5
New Zealand	(1.5)
Euro Region	(1.7)#
Germany	(3.2)
United States	(18.1)
United Kingdom	(29.6)

(7.6)%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	19.1%
Other Emerging	3.3 †
Other Developed	3.0 ‡
Australia	2.5
China	2.3
United Kingdom	1.6

31.8%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 61.1%

	Australia — 1.1%

18,532	Aurizon Holdings Ltd (a)	47,273

32,619	BlueScope Steel Ltd	483,017

26,458	Brambles Ltd	190,570

41,316	Dexus (REIT)	327,057

38,021	Fortescue Metals Group Ltd (a)	506,529

83,955	GPT Group (The) (REIT)	299,558

150,357	Mirvac Group (REIT)	280,403

4,693	Rio Tinto Ltd (a)	404,710

95,582	Scentre Group (REIT)	212,345

85,657	Stockland (REIT)	259,189

	Total Australia	3,010,651

	Belgium — 0.3%

7,921	Ageas SA/NV (a)	381,049

299	Sofina SA (a)	116,118

3,561	UCB SA	388,636

	Total Belgium	885,803

	Brazil — 0.1%

23,300	Petroleo Brasileiro SA Sponsored ADR (a)	332,957

	Canada — 1.7%

6,700	Canadian Apartment Properties (REIT)	278,889

2,800	Canadian Tire Corp Ltd – Class A (a)	412,809

800	iA Financial Corp Inc	47,533

2,300	Imperial Oil Ltd (a)	103,232

2,100	Linamar Corp	109,664

4,600	Magna International Inc	341,761

1,000	Onex Corp (a)	67,156

1,100	Power Corp of Canada (a)	33,924

6,000	Quebecor Inc – Class B	131,219

4,000	RioCan Real Estate Investment Trust (REIT)	79,274

88,397	Shaw Communications Inc – Class B (a)	2,650,864

3,300	Teck Resources Ltd – Class B (a)	118,826

4,400	West Fraser Timber Co Ltd	439,202

	Total Canada	4,814,353

	China — 1.4%

74,000	Agile Group Holdings Ltd	33,716

1,700	Autohome Inc ADR	52,003

581,000	Bank of Communications Co Ltd – Class H	398,292

29,500	Beijing Enterprises Holdings Ltd	100,846

222,000	China Communications Services Corp Ltd – Class H	121,794

181,500	China Overseas Land & Investment Ltd	554,150

610,000	China Railway Group Ltd – Class H	358,165

308,000	China Zhongwang Holdings Ltd * (b)	66,215

231,000	CITIC Ltd	269,559

316,000	Dongfeng Motor Group Co Ltd – Class H	271,989

Shares	Description	Value ($)

	China — continued

50,500	Fosun International Ltd	54,793

256,800	Guangzhou R&F Properties Co Ltd – Class H	109,320

8,000	Haier Smart Home Co Ltd – Class H	28,033

38,700	Hello Group Inc Sponsored ADR	368,811

26,500	Kingboard Holdings Ltd	123,971

44,000	Seazen Group Ltd *	23,217

57,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	103,791

239,500	Shimao Group Holdings Ltd	143,723

120,800	Sinopharm Group Co Ltd – Class H	292,841

282,000	Skyworth Group Ltd *	159,310

214,000	Sunac China Holdings Ltd	174,923

19,100	Vipshop Holdings Ltd ADR * (a)	165,597

461,616	Yuzhou Group Holdings Co Ltd	36,676

	Total China	4,011,735

	Denmark — 0.6%

46	AP Moller – Maersk A/S – Class A (a)	137,929

136	AP Moller – Maersk A/S – Class B (a)	430,238

541	Carlsberg A/S – Class B (a)	79,337

29,834	Danske Bank A/S (a)	505,329

3,960	Pandora A/S	405,493

	Total Denmark	1,558,326

	Finland — 0.2%

85,324	Nokia Oyj * (a)	461,376

	France — 0.5%

14,074	ArcelorMittal SA	436,697

6,364	BNP Paribas SA (a)	369,268

3,425	Publicis Groupe SA (a)	227,302

15,352	Societe Generale SA (a)	434,117

	Total France	1,467,384

	Germany — 1.5%

7,724	Bayer AG (Registered) (a)	446,161

3,665	Bayerische Motoren Werke AG	352,966

6,817	Fresenius SE & Co KGaA	237,860

5,680	HeidelbergCement AG	368,558

5,579	Mercedes-Benz Group AG (a)	435,829

2,054	SAP SE (a)	231,699

17,785	Siltronic AG	2,021,190

	Total Germany	4,094,263

	Hong Kong — 0.3%

75,000	CK Hutchison Holdings Ltd (a)	525,830

110,000	First Pacific Co Ltd	43,063

45,000	Kerry Properties Ltd	123,308

198,000	PCCW Ltd	110,770

	Total Hong Kong	802,971

See accompanying notes to the financial statements.	5

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	India — 0.5%

20,309	Hindustan Petroleum Corp Ltd	73,881

102,719	NTPC Ltd	182,922

259,110	Oil & Natural Gas Corp Ltd	557,193

88,036	REC Ltd	143,583

24,127	Tata Steel Ltd	394,126

	Total India	1,351,705

	Israel — 0.8%

3,500	Check Point Software Technologies Ltd *	507,080

51,000	Teva Pharmaceutical Industries Ltd Sponsored ADR *	414,630

27,969	Tower Semiconductor Ltd *	1,310,348

	Total Israel	2,232,058

	Italy — 1.0%

5,592	EXOR NV (a)	423,681

33,207	Leonardo SPA *	296,036

5,048,396	Telecom Italia SPA	2,121,062

	Total Italy	2,840,779

	Japan — 3.5%

3,400	AGC Inc (a)	150,833

3,600	Aisin Corp	131,127

52,000	Asahi Kasei Corp (a)	488,011

12,800	Astellas Pharma Inc (a)	213,558

10,000	Daiwa House Industry Co Ltd (a)	283,603

9,000	Electric Power Development Co Ltd (a)	142,796

18,100	Honda Motor Co Ltd (a)	549,894

1,700	Honda Motor Co Ltd Sponsored ADR (a)	51,952

4,300	Idemitsu Kosan Co Ltd (a)	115,268

58,300	Inpex Corp (a)	600,928

18,100	ITOCHU Corp (a)	589,854

24,000	JFE Holdings Inc	357,301

2,500	Kajima Corp (a)	33,646

14,900	KDDI Corp (a)	484,864

2,300	MEIJI Holdings Co Ltd	138,041

11,900	Mitsubishi Corp (a)	400,122

5,300	Mitsubishi UFJ Financial Group Inc (a)	32,537

1,700	Mitsui Chemicals Inc	43,460

20,700	Nippon Steel Corp (a)	378,996

19,700	Nippon Telegraph & Telephone Corp (a)	566,195

63,700	Obayashi Corp (a)	533,359

16,200	ORIX Corp (a)	321,135

25,700	Sekisui House Ltd (a)	523,974

44,400	Shimizu Corp (a)	293,891

11,600	Subaru Corp	190,249

68,300	Sumitomo Chemical Co Ltd	326,080

15,500	Sumitomo Corp (a)	252,892

28,400	Sumitomo Dainippon Pharma Co Ltd	311,681

4,600	Sumitomo Electric Industries Ltd	61,065

Shares	Description	Value ($)

	Japan — continued

1,400	Suzuki Motor Corp	55,745

12,200	Taisei Corp (a)	405,668

151,300	Tokyo Electric Power Co Holdings Inc * (a)	474,929

16,300	Tosoh Corp	252,945

4,700	Yamaha Motor Co Ltd	105,654

	Total Japan	9,862,253

	Malaysia — 0.0%

87,400	Top Glove Corp Bhd	42,655

	Netherlands — 0.8%

67,151	Aegon NV (a)	331,712

5,900	AerCap Holdings NV *	321,137

25,955	ING Groep NV (a)	303,115

11,728	JDE Peet’s NV (a)	385,021

1	Just Eat Takeaway.com NV Sponsored ADR * (a)	8

15,312	Koninklijke Ahold Delhaize NV	471,032

7,952	NN Group NV (a)	381,655

1,098	Prosus NV *	68,166

	Total Netherlands	2,261,846

	New Zealand — 0.1%

15,249	Auckland International Airport Ltd * (a)	73,836

50,699	Meridian Energy Ltd (a)	172,128

10,696	Spark New Zealand Ltd	32,840

	Total New Zealand	278,804

	South Africa — 0.1%

23,649	Bidvest Group Ltd (The)	324,022

	South Korea — 0.2%

5,625	Kia Corp	348,723

162	POSCO	38,544

900	POSCO Sponsored ADR	53,388

	Total South Korea	440,655

	Spain — 0.4%

77,022	Banco Bilbao Vizcaya Argentaria SA (a)	457,027

145,629	Banco Santander SA (a)	484,947

9,557	Telefonica SA (a)	45,644

	Total Spain	987,618

	Sweden — 0.3%

1,747	Investor AB – A Shares (a)	38,630

18,412	Investor AB – B Shares (a)	374,914

7,320	Kinnevik AB – Class B * (a)	186,369

1,952	Securitas AB – B Shares	23,633

8,838	Skanska AB – B Shares (a)	200,033

3,739	Svenska Cellulosa AB SCA – Class B	61,004

	Total Sweden	884,583

6	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Switzerland — 0.2%

7,777	Adecco Group AG (Registered)	367,297

3,319	Logitech International SA (Registered)	248,357

900	Novartis AG Sponsored ADR (a)	78,714

	Total Switzerland	694,368

	Taiwan — 0.1%

11,000	Hon Hai Precision Industry Co Ltd	40,860

106,000	Ruentex Development Co Ltd	273,695

	Total Taiwan	314,555

	United Kingdom — 3.8%

82	AstraZeneca Plc Sponsored ADR (a)	4,992

476,720	Avast Plc (a)	4,015,416

7,771	Berkeley Group Holdings Plc	404,141

236,593	BT Group Plc	590,322

6,138	Coca-Cola HBC AG *	155,945

93,455	Kingfisher Plc (a)	381,236

175,691	M&G Plc (a)	483,655

327,643	Meggitt Plc *	3,300,008

48,283	Micro Focus International Plc	250,948

2,800	Rio Tinto Plc Sponsored ADR (a)	220,024

116,432	Taylor Wimpey Plc	233,538

2,926	Unilever Plc (a)	146,811

21,192	WPP Plc	298,063

	Total United Kingdom	10,485,099

	United States — 41.6%

59,680	Activision Blizzard, Inc. (a) (c)	4,863,920

15	Advanced Micro Devices, Inc. *	1,850

6,700	Aflac, Inc. (a)	409,303

3,400	AGNC Investment Corp. (REIT) (a)	43,894

5,800	Alliance Data Systems Corp.	391,210

1,100	Allstate Corp. (The) (a)	134,596

9,100	Ally Financial, Inc. (a)	454,090

1,200	Arch Capital Group Ltd. * (a)	56,532

20,928	Arena Pharmaceuticals, Inc. *	1,987,532

4,100	Arrow Electronics, Inc. *	499,708

17,300	AT&T, Inc. (a)	409,837

800	Bath & Body Works, Inc. (a)	42,696

4,200	Best Buy Co., Inc. (a)	405,888

700	Bio-Rad Laboratories, Inc. – Class A *	438,172

1,800	Biogen, Inc. * (a)	379,818

8,800	BorgWarner, Inc.	360,888

6,400	Bristol-Myers Squibb Co. (a)	439,488

3,700	Capital One Financial Corp. (a)	567,099

9,900	Carrier Global Corp. (a)	444,312

5,300	CBRE Group, Inc. – Class A * (a)	513,305

6,000	Centene Corp. * (a)	495,720

35,790	Cerner Corp. (a)	3,337,418

346,453	Change Healthcare, Inc. * (a)	7,421,023

Shares	Description	Value ($)

	United States — continued

2,500	Cigna Corp. (a)	594,450

8,700	Citigroup, Inc. (a)	515,301

3,200	Citizens Financial Group, Inc.	167,744

19,204	Citrix Systems, Inc. (a)	1,968,410

14,304	CMC Materials, Inc. (a)	2,652,391

5,600	Cognizant Technology Solutions Corp. – Class A (a)	482,328

4,869	Coherent, Inc. *	1,286,974

8,800	Comcast Corp. – Class A (a)	411,488

58,524	Cornerstone Building Brands, Inc. *	1,292,210

3,800	CVS Health Corp. (a)	393,870

66,081	CyrusOne, Inc. (REIT) (a)	5,970,418

3,500	Discover Financial Services (a)	432,040

13,100	DISH Network Corp. – Class A *	418,676

5,300	DR Horton, Inc. (a)	452,620

6,800	eBay, Inc. (a)	371,212

8,000	Fidelity National Financial, Inc. (a)	381,120

1,800	FleetCor Technologies, Inc. * (a)	421,560

24,200	Ford Motor Co.	424,952

2,100	Fox Corp. – Class A	87,843

95,651	Fox Corp. – Class B (a)	3,659,607

12,900	Franklin Resources, Inc. (a)	383,517

147,328	Frontier Group Holdings, Inc. * (a)	1,897,585

8,900	General Motors Co. *	415,808

7,500	Gilead Sciences, Inc. (a)	453,000

1,100	Goldman Sachs Group, Inc. (The) (a)	375,419

14,500	HP, Inc. (a)	498,220

3,500	IAC/InterActiveCorp *	401,660

5,700	Incyte Corp. * (a)	389,310

9,800	Intel Corp. (a)	467,460

4,200	International Business Machines Corp. (a)	514,542

18,000	Invesco Ltd. (a)	382,320

268,098	Investors Bancorp, Inc. (a)	4,487,961

3,200	Jazz Pharmaceuticals Plc *	439,744

32,700	Kinder Morgan, Inc. (a)	568,980

6,600	Kohl’s Corp. (a)	367,092

8,500	Kroger Co. (The) (a)	397,800

1,900	Laboratory Corp. of America Holdings * (a)	515,394

3,700	Leidos Holdings, Inc. (a)	376,808

5,100	Lennar Corp. – Class A (a)	458,388

15,592	Liberty Broadband Corp. – Class C *	2,287,346

7,100	Liberty Global Plc – Class A *	183,038

13,500	Liberty Global Plc – Class C *	349,245

7,100	Lincoln National Corp. (a)	478,682

7,000	LKQ Corp. (a)	328,650

32,000	Lumen Technologies, Inc.	331,520

5,800	LyondellBasell Industries NV – Class A (a)	563,934

5,500	Merck & Co., Inc. (a)	421,190

600	Meta Platforms, Inc. – Class A * (a)	126,618

8,500	MetLife, Inc. (a)	574,175

6,100	Micron Technology, Inc. (a)	542,046

See accompanying notes to the financial statements.	7

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	United States — continued

1,700	Mohawk Industries, Inc. *	239,326

9,900	Molson Coors Brewing Co. – Class B (a)	516,582

4,400	NRG Energy, Inc. (a)	166,496

118,386	Nuance Communications, Inc. * (a)	6,572,791

20	NVR, Inc. * (a)	99,169

3,000	Omnicom Group, Inc. (a)	251,670

5,700	Oracle Corp. (a)	433,029

700	Owens Corning (a)	65,233

12,600	Paramount Global – Class B	385,686

216,100	People’s United Financial, Inc. (a)	4,555,388

189,448	Pershing Square Tontine Holdings Ltd. – Class A *	3,752,965

29,020	PNM Resources, Inc. (a)	1,310,833

1,500	Principal Financial Group, Inc. (a)	105,960

4,800	Prudential Financial, Inc. (a)	535,968

9,300	PulteGroup, Inc.	461,838

3,200	Quest Diagnostics, Inc. (a)	420,064

54,000	Qurate Retail, Inc. – Series A (a)	297,540

800	Regeneron Pharmaceuticals, Inc. * (a)	494,688

2,100	Regions Financial Corp. (a)	50,799

9,535	S&P Global, Inc.	3,582,129

800	Skyworks Solutions, Inc. (a)	110,536

400	Snap-on, Inc. (a)	84,072

38,841	South Jersey Industries, Inc.	1,317,875

62,736	Sportsman’s Warehouse Holdings, Inc. *	715,818

3,800	SS&C Technologies Holdings, Inc. (a)	284,886

3,200	Steel Dynamics, Inc.	225,856

11,400	Synchrony Financial (a)	487,692

26	Teledyne Technologies, Inc. *	11,164

82,904	Terminix Global Holdings, Inc. * (a)	3,528,394

5,100	Textron, Inc. (a)	372,963

6,200	Tyson Foods, Inc. – Class A (a)	574,492

131,015	Umpqua Holdings Corp. (a)	2,797,170

3,800	Universal Health Services, Inc. – Class B	546,934

8,200	Verizon Communications, Inc. (a)	440,094

32,800	Viatris, Inc.	361,128

3,300	VMware, Inc. – Class A (a)	387,156

3,600	Walgreens Boots Alliance, Inc. (a)	165,924

22,300	Western Union Co. (The) (a)	405,414

7,800	Western Digital Corp. *	397,332

1,900	Whirlpool Corp.	382,413

23,408	Willis Towers Watson Plc (a)	5,203,599

24,954	Zogenix, Inc. *	655,292

1,600	Zoom Video Communications, Inc. – Class A * (a)	212,160

619,478	Zynga Inc. – Class A * (a) (c)	5,624,860

	Total United States	116,052,343

	TOTAL COMMON STOCKS (COST $173,686,090)	170,493,162

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (d) — 0.2%

	Brazil — 0.1%

24,100	Petroleo Brasileiro SA Sponsored ADR (a)	315,469

	Germany — 0.1%

2,544	Bayerische Motoren Werke AG	205,728

443	Volkswagen AG (a)	87,084

	Total Germany	292,812

	TOTAL PREFERRED STOCKS (COST $554,082)	608,281

	RIGHTS/WARRANTS — 0.1%

	United States — 0.1%

195,149	Bristol-Myers Squibb Co. CVR * (b)	263,451

	TOTAL RIGHTS/WARRANTS (COST $284,429)	263,451

	INVESTMENT FUNDS — 2.0%

	United States — 2.0%

950,441	Altaba, Inc. (b)	5,607,602

	TOTAL INVESTMENT FUNDS (COST $5,422,144)	5,607,602

	DEBT OBLIGATIONS — 35.2%

	United States — 35.2%

	U.S. Government — 35.2%

14,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.41%, due 01/31/23 (a)	14,205,732

39,025,000	U.S. Treasury Note, 0.13%, due 02/28/23	38,653,043

17,025,000	U.S. Treasury Note, 0.13%, due 03/31/23	16,836,794

17,025,000	U.S. Treasury Note, 0.13%, due 04/30/23	16,813,517

8,073,000	U.S. Treasury Note, 0.13%, due 06/30/23 (a)	7,952,220

400,000	U.S. Treasury Note, 0.13%, due 07/31/23 (a)	393,422

3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.40%, due 10/31/23 (a)	3,506,319

	Total U.S. Government	98,361,047

	Total United States	98,361,047

	TOTAL DEBT OBLIGATIONS (COST $98,790,289)	98,361,047

	MUTUAL FUNDS — 3.5%

	United States — 3.5%

	Affiliated Issuers — 3.5%

331,931	GMO Emerging Markets Fund, Class VI	9,811,873

	TOTAL MUTUAL FUNDS (COST $11,292,136)	9,811,873

8	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 27.4%

	Money Market Funds — 0.2%

569,327	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	569,327

	U.S. Government — 27.2%

8,200,000	U.S. Treasury Bill, 0.31%, due 05/24/22 (a) (f)	8,193,992

24,500,000	U.S. Treasury Bill, 0.54%, due 07/21/22 (a) (f)	24,447,912

Par Value†	Description	Value ($)

	U.S. Government — continued

1,190,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (f)	1,187,193

42,050,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (f)	41,923,577

	Total U.S. Government	75,752,674

	TOTAL SHORT-TERM INVESTMENTS (COST $76,335,374)	76,322,001

PURCHASED OPTIONS — 0.3%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps – Puts — 0.3%
CDX.NA.HYS.37.V1-5Y	BCLY	104.50%	03/16/22	USD	22,250,000	Fixed Spread	Pay	96,358
CDX.NA.HYS.37.V1-5Y	BCLY	105.50%	03/16/22	USD	22,250,000	Fixed Spread	Pay	170,499
CDX.NA.IGS.37.V1-5Y	BOA	65.00%	03/16/22	USD	41,720,000	Fixed Spread	Pay	96,183
CDX.NA.IGS.37.V1-5Y	BOA	55.00%	03/16/22	USD	41,720,000	Fixed Spread	Pay	253,342
CDX.NA.IGS.37.V1-5Y	BCLY	67.50%	04/20/22	USD	29,815,000	Fixed Spread	Pay	98,175
CDX.NA.IGS.37.V1-5Y	BCLY	82.50%	04/20/22	USD	29,815,000	Fixed Spread	Pay	48,284

Total Options on Credit Default Swaps – Puts	762,841

TOTAL PURCHASED OPTIONS (COST $699,402)	762,841

TOTAL INVESTMENTS — 129.8% (Cost $367,063,946)	362,230,258

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (36.7)%

	Common Stocks — (36.6)%

	Australia — (0.5)%

(65,190)	APA Group	(476,570)

(6,284)	ASX Ltd	(377,426)

(1,270)	Cochlear Ltd	(207,320)

(111,793)	Qantas Airways Ltd *	(414,246)

(309)	Santos Ltd	(1,646)

	Total Australia	(1,477,208)

	Austria — (0.2)%

(5,064)	Verbund AG	(610,802)

	Belgium — (0.2)%

(7,093)	Anheuser-Busch InBev SA/NV	(437,693)

(351)	Galapagos NV *	(23,185)

	Total Belgium	(460,878)

	Canada — (0.9)%

(2,301)	Agnico Eagle Mines Ltd	(116,177)

(1,500)	Algonquin Power & Utilities Corp	(21,720)

(17,200)	AltaGas Ltd	(378,875)

Shares	Description	Value ($)

	Common Stocks — continued

	Canada — continued

(8,500)	Cameco Corp	(208,930)

(2)	Canadian Pacific Railway Ltd	(141)

(10,300)	Enbridge Inc	(444,754)

(3,100)	Franco-Nevada Corp	(456,072)

(3,700)	Pan American Silver Corp	(87,431)

(12,400)	Pembina Pipeline Corp	(421,104)

(5,700)	Restaurant Brands International Inc	(319,086)

	Total Canada	(2,454,290)

	Denmark — (0.1)%

(13,383)	Ambu A/S – Class B	(246,793)

	France — (0.8)%

(12,804)	Accor SA *	(437,299)

(2,689)	Aeroports de Paris *	(380,197)

(32,724)	Getlink SE	(533,707)

(312)	Hermes International	(430,259)

(313)	Sartorius Stedim Biotech	(120,026)

(3,433)	Ubisoft Entertainment SA *	(184,067)

(1,621)	Wendel SE	(164,561)

	Total France	(2,250,116)

See accompanying notes to the financial statements.	9

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	Germany — (1.0)%

(62)	adidas AG	(14,659)

(5,270)	Delivery Hero SE *	(282,475)

(342)	MTU Aero Engines AG	(81,870)

(4,281)	Puma SE	(392,587)

(3,854)	QIAGEN NV *	(193,634)

(88)	Rational AG	(64,765)

(3,813)	Scout24 SE	(222,414)

(3,429)	Symrise AG – Class A	(407,868)

(188,893)	Telefonica Deutschland Holding AG	(515,460)

(6,543)	Uniper SE	(209,318)

(4,995)	Zalando SE *	(330,602)

	Total Germany	(2,715,652)

	Israel — (0.3)%

(2,900)	CyberArk Software Ltd *	(493,406)

(700)	Kornit Digital Ltd *	(66,381)

(2,700)	Wix.com Ltd *	(247,266)

	Total Israel	(807,053)

	Italy — (0.7)%

(8,147)	Amplifon SPA	(349,624)

(21,822)	Atlantia SPA *	(401,421)

(1,500)	CNH Industrial NV	(21,495)

(1,865)	Ferrari NV	(400,767)

(27,501)	FinecoBank Banca Fineco SPA	(458,327)

(37,205)	Infrastrutture Wireless Italiane SPA	(379,912)

	Total Italy	(2,011,546)

	Japan — (3.1)%

(27,200)	Acom Co Ltd	(75,769)

(8,300)	Aeon Co Ltd	(188,026)

(18,200)	ANA Holdings Inc *	(400,731)

(15,400)	Asahi Intecc Co Ltd	(332,537)

(1,300)	Benefit One Inc	(30,111)

(2,600)	East Japan Railway Co	(154,463)

(4,200)	GMO Payment Gateway Inc	(406,257)

(2,900)	Harmonic Drive Systems Inc	(118,621)

(16,700)	Hitachi Metals Ltd *	(297,686)

(26,800)	Isetan Mitsukoshi Holdings Ltd	(216,130)

(600)	Ito En Ltd	(34,507)

(20,100)	Japan Airlines Co Ltd *	(398,556)

(6,300)	Japan Airport Terminal Co Ltd *	(294,187)

(9,600)	Japan Exchange Group Inc	(179,770)

(20)	Japan Real Estate Investment Corp (REIT)	(106,835)

(16,500)	JGC Holding Corp	(165,378)

(18,600)	Keikyu Corp	(194,894)

(5,600)	Keio Corp	(229,135)

(3,800)	Kintetsu Group Holdings Co Ltd *	(114,161)

(2,100)	Lasertec Corp	(389,282)

Shares	Description	Value ($)

	Common Stocks — continued

	Japan — continued

(9,100)	LIXIL Corp	(202,815)

(11,200)	M3 Inc	(421,383)

(9,200)	Mercari Inc *	(288,144)

(24,000)	MonotaRO Co Ltd	(451,752)

(3,200)	Nidec Corp	(278,188)

(19,800)	Nihon M&A Center Holdings Inc	(292,863)

(43,600)	Nippon Paint Holdings Co Ltd	(390,224)

(4,200)	Nissin Foods Holdings Co Ltd	(335,568)

(14,100)	Odakyu Electric Railway Co Ltd	(232,629)

(2,900)	ORIENTAL LAND CO LTD	(536,108)

(33,600)	Rakuten Group Inc	(285,621)

(2,500)	Shiseido Co Ltd	(143,465)

(3,900)	Tobu Railway Co Ltd	(95,864)

(5,600)	Tokyu Corp	(74,683)

(9,200)	West Japan Railway Co	(396,924)

	Total Japan	(8,753,267)

	Netherlands — (0.4)%

(215)	Adyen NV *	(448,119)

(1,343)	Heineken Holding NV	(109,681)

(1,150)	IMCD NV	(186,808)

(8,450)	Just Eat Takeaway.com NV *	(341,989)

	Total Netherlands	(1,086,597)

	New Zealand — (0.1)%

(4,729)	Xero Ltd *	(325,157)

	Norway — (0.0)%

(1,416)	Schibsted ASA – Class A	(40,693)

(1,246)	Schibsted ASA – Class B	(32,345)

	Total Norway	(73,038)

	Singapore — (0.3)%

(22,900)	City Developments Ltd	(121,176)

(107,700)	Singapore Airlines Ltd *	(407,804)

(40,500)	Singapore Exchange Ltd	(280,980)

	Total Singapore	(809,960)

	Spain — (0.6)%

(2,384)	Aena SME SA *	(389,081)

(8,628)	Cellnex Telecom SA	(390,264)

(17,643)	Ferrovial SA	(480,669)

(21,349)	Siemens Gamesa Renewable Energy SA *	(491,236)

	Total Spain	(1,751,250)

	Sweden — (0.4)%

(42,154)	Embracer Group AB – Class B *	(361,856)

(1,384)	EQT AB	(46,323)

(3,547)	Evolution AB	(406,695)

10	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	Sweden — continued

(38,234)	Sinch AB *	(322,519)

	Total Sweden	(1,137,393)

	Switzerland — (0.3)%

(6)	Chocoladefabriken Lindt & Spruengli AG	(63,646)

(310)	Partners Group Holding AG	(419,054)

(198)	Sika AG (Registered)	(65,703)

(247)	Straumann Holding AG (Registered)	(392,351)

	Total Switzerland	(940,754)

	United Kingdom — (2.2)%

(5,295)	Admiral Group Plc	(210,929)

(10,252)	Antofagasta Plc	(207,581)

(56,978)	Auto Trader Group Plc	(503,918)

(87,143)	ConvaTec Group Plc	(210,681)

(970)	Croda International Plc	(97,096)

(548)	Experian Plc	(21,407)

(4,686)	Halma Plc	(151,142)

(25,122)	Hargreaves Lansdown Plc	(380,754)

(69,320)	Informa Plc *	(548,864)

(1,992)	InterContinental Hotels Group Plc *	(138,709)

(19,566)	Land Securities Group Plc (REIT)	(207,335)

(4,804)	London Stock Exchange Group Plc	(419,661)

(20,611)	Ocado Group Plc *	(379,014)

(284,708)	Rentokil Initial Plc	(1,932,131)

(281,555)	Rolls-Royce Holdings Plc *	(388,395)

(1,439)	Spirax-Sarco Engineering Plc	(229,312)

	Total United Kingdom	(6,026,929)

	United States — (24.5)%

(18,800)	AES Corp. (The)	(399,124)

(2,500)	Airbnb, Inc. – Class A *	(378,725)

(1,300)	American Tower Corp. (REIT)	(294,931)

(1)	Analog Devices, Inc.	(160)

(19,252)	Aon Plc – Class A	(5,624,279)

(11,300)	Aramark	(417,648)

(2,900)	Arthur J Gallagher & Co.	(458,751)

(1,700)	Autodesk, Inc. *	(374,391)

(4,000)	Avalara, Inc. *	(415,640)

(2,200)	Bill.com Holdings, Inc. *	(523,336)

(500)	Bio-Techne Corp.	(209,705)

(4,700)	BioMarin Pharmaceutical, Inc. *	(367,164)

(3,903)	Block Inc. – Class A *	(497,633)

(2,100)	Boeing Co. (The) *	(431,214)

(1)	Bristol-Myers Squibb Co.	(69)

(800)	Broadcom, Inc.	(469,952)

(1,900)	Burlington Stores, Inc. *	(429,191)

(5,600)	Caesars Entertainment, Inc. *	(471,464)

(300)	Camden Property Trust (REIT)	(49,533)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(2,900)	Carvana Co. – Class A *	(436,363)

(2,500)	Catalent, Inc. *	(255,100)

(5,200)	Ceridian HCM Holding, Inc. *	(379,132)

(3,520)	Charter Communications, Inc. – Class A *	(2,118,266)

(300)	Chipotle Mexican Grill, Inc. – Class A *	(457,005)

(79,627)	Citizens Financial Group, Inc.	(4,174,048)

(19,500)	Clarivate Plc *	(292,110)

(4,600)	Cloudflare, Inc. – Class A *	(535,532)

(1,900)	CME Group, Inc.	(449,407)

(78,059)	Columbia Banking System, Inc.	(2,859,301)

(3,100)	Coupa Software, Inc. *	(375,131)

(1,700)	Crown Castle International Corp. (REIT)	(283,203)

(7,700)	Delta Air Lines, Inc. *	(307,384)

(1,000)	Dexcom, Inc. *	(413,910)

(3,500)	DocuSign, Inc. – Class A *	(414,505)

(1,200)	DoorDash, Inc. – Class A *	(125,940)

(20,400)	DraftKings Inc. – Class A *	(483,072)

(400)	Ecolab, Inc.	(70,504)

(6,446)	Entegris, Inc.	(841,074)

(400)	Equinix, Inc. (REIT)	(283,892)

(3,900)	Equity LifeStyle Properties, Inc. (REIT)	(291,018)

(200)	Erie Indemnity Co. – Class A	(35,020)

(5,100)	Exact Sciences Corp. *	(398,106)

(2,100)	Expedia Group, Inc. *	(411,831)

(100)	Extra Space Storage, Inc. (REIT)	(18,815)

(3,500)	Fastenal Co.	(180,110)

(1,500)	First Republic Bank	(259,890)

(74,925)	Fox Corp. – Class A	(3,134,113)

(4,300)	Guidewire Software, Inc. *	(379,045)

(2,600)	Hess Corp.	(262,756)

(900)	HubSpot, Inc. *	(472,500)

(800)	IDEXX Laboratories, Inc. *	(425,880)

(4,362)	II-VI, Inc. *	(302,984)

(6,700)	Ingersoll Rand, Inc.	(338,484)

(1,700)	Insulet Corp. *	(449,973)

(1,700)	Invitation Homes, Inc. (REIT)	(64,260)

(1,300)	Ionis Pharmaceuticals, Inc. *	(43,394)

(2,200)	IQVIA Holdings, Inc. *	(506,264)

(6,700)	Iron Mountain, Inc. (REIT)	(329,506)

(7,400)	Lamb Weston Holdings, Inc.	(491,582)

(1,400)	Liberty Broadband Corp. – Class A *	(202,734)

(2,700)	Liberty Broadband Corp. – Class C *	(396,090)

(8,800)	Liberty Media Corp-Liberty Formula One – Class C *	(534,424)

(1,500)	Linde Plc	(439,860)

(4,700)	Live Nation Entertainment, Inc. *	(567,854)

(25,502)	M&T Bank Corp.	(4,647,230)

(1,100)	MarketAxess Holdings, Inc.	(419,573)

(2,600)	Marriott International, Inc. – Class A *	(442,364)

(2,300)	Marvell Technology, Inc.	(157,159)

See accompanying notes to the financial statements.	11

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(100)	Mastercard, Inc.	(36,082)

(5,600)	MGM Resorts International	(248,024)

(1,100)	MongoDB, Inc.—Class A *	(420,189)

(600)	Monolithic Power Systems, Inc.	(275,220)

(900)	MSCI, Inc.—Class A	(451,521)

(300)	NIKE Inc. – Class B	(40,965)

(900)	NiSource, Inc.	(26,037)

(14,418)	NortonLifeLock, Inc.	(417,833)

(5,900)	Novocure Ltd. *	(482,974)

(24,400)	Oak Street Health, Inc. *	(427,244)

(2,200)	Okta, Inc. *	(402,248)

(600)	ONEOK, Inc.	(39,180)

(24,700)	Palantir Technologies, Inc. – Class A *	(292,695)

(200)	Palo Alto Networks, Inc. *	(118,850)

(500)	Paycom Software, Inc. *	(169,605)

(10,200)	Peloton Interactive, Inc. – Class A *	(296,412)

(1)	Realty Income Corp. (REIT)	(66)

(2,400)	RingCentral, Inc. – Class A *	(314,016)

(2,600)	Roku, Inc. *	(362,778)

(6,900)	Rollins, Inc.	(225,147)

(5,800)	Royal Caribbean Cruises Ltd. *	(468,176)

(9,528)	S&P Global, Inc.	(3,579,670)

(7)	salesforce.com, Inc. *	(1,473)

(5,700)	Sarepta Therapeutics, Inc. *	(436,677)

(3,200)	Seagen, Inc. *	(412,384)

(800)	ServiceNow, Inc. *	(463,936)

(2,100)	Simon Property Group, Inc. (REIT)	(288,876)

(12,700)	Snap, Inc. – Class A *	(507,238)

(1,500)	Snowflake, Inc. – Class A *	(398,490)

(77,031)	Spirit Airlines, Inc. *	(1,931,937)

(600)	Starbucks Corp.	(55,074)

(3,000)	T-Mobile US, Inc. *	(369,630)

(17,025)	Take-Two Interactive Software, Inc. *	(2,758,050)

(5,500)	Teladoc Health, Inc. *	(417,505)

(600)	Tesla, Inc. *	(522,258)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(1,700)	Trade Desk, Inc. (The) – Class A *	(145,044)

(600)	Tradeweb Markets, Inc. – Class A	(50,688)

(2,100)	Twilio, Inc. – Class A *	(367,080)

(10,900)	Twitter, Inc. *	(387,495)

(11,500)	Uber Technologies, Inc. *	(414,345)

(5,400)	UDR, Inc. (REIT)	(296,298)

(3,800)	Upstart Holdings, Inc. *	(600,362)

(1,500)	Vail Resorts, Inc.	(390,825)

(18,000)	Vistra Corp.	(410,760)

(31,717)	Vonage Holdings Corp. *	(644,489)

(1,900)	Wayfair, Inc. – Class A *	(267,653)

(19,400)	Williams Cos, Inc. (The)	(606,832)

(4,200)	Zendesk, Inc. *	(490,014)

(7,800)	Zillow Group, Inc. – Class A *	(446,706)

(3,488)	Zillow Group, Inc. – Class C *	(200,629)

(600)	Zoetis, Inc.	(116,190)

(5,200)	ZoomInfo Technologies, Inc. – Class A *	(284,388)

(1,600)	Zscaler, Inc. *	(382,640)

	Total United States	(68,131,506)

	TOTAL COMMON STOCKS (PROCEEDS $108,182,047)	(102,070,189)

	PREFERRED STOCKS (d) — (0.1)%

	Germany — (0.1)%

(744)	Sartorius AG	(328,486)

	TOTAL PREFERRED STOCKS (PROCEEDS $364,907)	(328,486)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $108,546,954)	(102,398,675)

	Other Assets and Liabilities (net) — 6.9%	19,333,389

	TOTAL NET ASSETS — 100.0%	$279,164,972

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/18/2022	MSCI	AUD	8,641,154	USD	6,312,510	35,026
03/18/2022	SSB	AUD	433,345	USD	308,420	(6,390)
04/21/2022	BOA	AUD	6,961,693	USD	5,055,772	(4,235)
04/21/2022	MSCI	AUD	1,680,271	USD	1,207,292	(13,989)
04/21/2022	SSB	AUD	2,006,209	USD	1,447,156	(11,029)
05/09/2022	BCLY	AUD	4,870,000	USD	3,469,875	(70,676)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/09/2022	JPM	AUD	1,530,000	USD	1,087,187	(25,142)
05/09/2022	MSCI	AUD	12,019,000	USD	8,489,277	(248,687)
03/25/2022	MSCI	CAD	7,185,087	USD	5,685,997	16,659
04/12/2022	SSB	CAD	5,454,175	USD	4,310,653	6,922
04/25/2022	JPM	CAD	6,000,000	USD	4,747,211	12,788
04/25/2022	SSB	CAD	1,025,416	USD	810,703	1,578

12	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/02/2022	JPM	CAD	2,564,034	USD	2,020,000	(3,204)
03/28/2022	UBSA	CHF	2,300,640	USD	2,513,262	1,680
05/16/2022	MSCI	CHF	14,440,792	USD	15,679,640	(115,938)
05/16/2022	MSCI	CLP	567,052,500	USD	702,102	(206)
03/17/2022	MSCI	COP	7,209,730,000	USD	1,834,210	5,760
03/18/2022	JPM	EUR	764,890	USD	865,840	7,655
03/18/2022	SSB	EUR	477,794	USD	539,154	3,083
03/21/2022	JPM	EUR	472,873	USD	536,356	5,738
03/21/2022	MSCI	EUR	711,468	USD	809,821	11,472
03/21/2022	SSB	EUR	526,228	USD	594,935	4,447
03/31/2022	JPM	EUR	1,390,000	USD	1,561,735	1,327
04/21/2022	MSCI	EUR	2,052,593	USD	2,333,572	27,615
04/21/2022	SSB	EUR	4,805,800	USD	5,464,718	65,712
03/21/2022	SSB	GBP	1,194,717	USD	1,624,152	21,167
04/21/2022	MSCI	GBP	2,570,288	USD	3,488,849	40,002
04/21/2022	SSB	GBP	50,856	USD	68,186	(53)
05/16/2022	BCLY	GBP	1,390,000	USD	1,861,328	(3,566)
05/16/2022	MSCI	HUF	392,623,910	USD	1,257,040	82,315
04/29/2022	CITI	ILS	1,294,020	USD	400,000	(3,630)
04/29/2022	GS	ILS	2,488,858	USD	780,780	4,457
04/29/2022	JPM	ILS	1,421,811	USD	440,000	(3,491)
03/08/2022	JPM	INR	167,627,376	USD	2,235,172	11,450
03/08/2022	MSCI	INR	26,405,050	USD	350,000	(286)
06/03/2022	MSCI	INR	194,032,426	USD	2,539,858	(4,029)
03/07/2022	MSCI	JPY	70,391,498	USD	613,214	877
03/07/2022	SSB	JPY	28,553,440	USD	248,237	(151)
03/09/2022	JPM	JPY	374,179,656	USD	3,240,000	(15,109)
05/09/2022	BCLY	KRW	3,222,590,377	USD	2,674,837	(3,402)
03/22/2022	MSCI	MXN	24,093,955	USD	1,181,401	8,921
03/01/2022	JPM	NZD	5,030,000	USD	3,361,137	(42,162)
03/01/2022	MSCI	NZD	23,910,000	USD	15,851,733	(325,775)
06/01/2022	JPM	NZD	26,770,000	USD	17,993,054	(94,737)
04/19/2022	JPM	PLN	1,656,291	USD	390,000	(3,156)
04/19/2022	SSB	PLN	3,259,196	USD	810,000	36,359
03/31/2022	CITI	RON	12,392,218	USD	2,768,221	(31,761)
03/16/2022	BCLY	RUB	130,043,160	USD	1,464,881	264,167
05/11/2022	MSCI	RUB	78,335,878	USD	900,133	226,276
03/07/2022	JPM	SEK	36,606,902	USD	3,920,485	55,372
05/18/2022	MSCI	THB	60,427,657	USD	1,868,974	19,096
05/17/2022	JPM	TWD	22,838,753	USD	824,117	6,389
03/18/2022	DB	USD	205,278	AUD	287,585	3,642
03/18/2022	GS	USD	205,206	AUD	287,585	3,714
05/09/2022	JPM	USD	5,996,864	AUD	8,330,000	59,151
04/04/2022	CITI	USD	790,000	BRL	4,283,654	34,382
04/04/2022	GS	USD	1,120,000	BRL	5,867,759	9,240
04/04/2022	MSCI	USD	940,000	BRL	5,041,120	30,155
03/25/2022	JPM	USD	205,002	CAD	261,092	1,010
03/25/2022	SSB	USD	34,042	CAD	43,255	88

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/12/2022	MSCI	USD	1,474,019	CAD	1,874,097	4,776
05/02/2022	BCLY	USD	15,526,955	CAD	19,825,950	117,116
05/02/2022	JPM	USD	8,130,000	CAD	10,317,398	11,154
05/16/2022	JPM	USD	3,860,000	CHF	3,535,213	6,875
05/16/2022	MSCI	USD	692,626	CLP	567,052,500	9,682
03/17/2022	MSCI	USD	1,320,000	COP	5,185,629,300	(4,879)
05/18/2022	MSCI	USD	2,441,022	CZK	52,862,764	(104,382)
03/18/2022	BCLY	USD	54,161	EUR	47,193	(1,212)
03/18/2022	UBSA	USD	1,772,675	EUR	1,542,748	(41,754)
03/21/2022	UBSA	USD	8,995,886	EUR	7,926,708	(101,200)
03/28/2022	BCLY	USD	2,405,069	EUR	2,126,624	(18,038)
03/31/2022	SSB	USD	1,554,057	EUR	1,390,000	6,350
04/21/2022	MSCI	USD	38,143	EUR	33,930	(25)
04/26/2022	MSCI	USD	4,830,599	EUR	4,266,797	(36,313)
03/21/2022	BCLY	USD	386,130	GBP	285,450	(3,134)
05/16/2022	BCLY	USD	842,631	GBP	620,000	(10,808)
05/16/2022	MSCI	USD	10,971,305	GBP	8,056,000	(162,974)
05/16/2022	MSCI	USD	520,000	HUF	164,288,800	(28,450)
05/04/2022	JPM	USD	1,460,937	IDR	21,183,591,000	6,680
04/29/2022	JPM	USD	1,225,569	ILS	3,910,669	(5,756)
03/08/2022	MSCI	USD	2,567,857	INR	194,032,426	6,151
03/07/2022	DB	USD	6,481,319	JPY	742,218,000	(24,743)
03/09/2022	DB	USD	2,040,000	JPY	235,442,520	8,190
03/09/2022	JPM	USD	2,970,000	JPY	339,557,130	(16,084)
03/09/2022	MSCI	USD	15,860,493	JPY	1,827,876,784	40,794
04/04/2022	MSCI	USD	6,545,091	JPY	750,000,000	(16,423)
05/09/2022	SSB	USD	6,548,914	JPY	750,000,000	(15,318)
05/09/2022	UBSA	USD	537,589	JPY	61,993,082	2,462
05/09/2022	BCLY	USD	550,000	KRW	660,385,000	(1,165)
05/09/2022	JPM	USD	360,000	KRW	432,165,600	(835)
05/09/2022	MSCI	USD	940,000	KRW	1,127,729,420	(2,764)
03/22/2022	JPM	USD	450,000	MXN	9,217,375	(1,457)
05/16/2022	BCLY	USD	12,141,736	NOK	107,411,871	33,918
03/01/2022	JPM	USD	18,021,564	NZD	26,770,000	91,020
03/01/2022	MSCI	USD	1,462,927	NZD	2,170,000	5,295
03/18/2022	GS	USD	511,291	NZD	755,604	(150)
03/18/2022	SSB	USD	424,567	NZD	636,477	5,989
04/19/2022	DB	USD	370,000	PLN	1,473,787	(20,165)
04/19/2022	MSCI	USD	1,140,045	PLN	4,532,133	(64,245)
05/11/2022	MSCI	USD	2,665,478	RUB	208,379,038	(872,970)
03/07/2022	BCLY	USD	8,291,287	SEK	75,481,596	(321,620)
03/18/2022	MSCI	USD	731,115	SGD	982,911	(6,163)
05/18/2022	MSCI	USD	340,000	THB	11,028,954	(2,369)
05/17/2022	JPM	USD	310,000	TWD	8,631,330	(960)
05/31/2022	MSCI	USD	469,157	ZAR	7,348,636	3,284

						$(1,431,732)

See accompanying notes to the financial statements.	13

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 15	Australian Government Bond 10 Yr.	March 2022	1,465,639	(51,881)
52	CAC40 10 Euro	March 2022	3,850,851	(201,708)
3	Canadian Government Bond 10 Yr.	June 2022	323,479	2,196
29	DAX Index	March 2022	11,703,431	(934,397)
102	FTSE 100 Index	March 2022	10,145,420	250,797
39	Hang Seng Index	March 2022	5,658,058	(232,326)
334	Mini MSCI Emerging Markets	March 2022	19,630,850	(913,460)
8	MSCI Singapore	March 2022	196,931	(6,105)
3	S&P/TSX 60	March 2022	603,740	(6,425)

			$53,578,399	$(2,093,309)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales 113	E-mini Russell 2000 Index	March 2022	11,551,425	768,702
47	Euro Bund	March 2022	8,802,797	329,372
26	FTSE Taiwan Index	March 2022	1,620,600	19,015
93	S&P 500 E-Mini	March 2022	20,311,200	386,198
2	SPI 200 Futures	March 2022	255,855	7,970
35	TOPIX Index	March 2022	5,766,067	243,301
29	U.S. Treasury Note 10 Yr. (CBT)	June 2022	3,695,687	(27,896)
33	UK Gilt Long Bond	June 2022	5,448,692	(26,700)

			$57,452,323	$1,699,962

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Activision Blizzard, Inc. (c)	82.50	05/20/22	(317)	USD	(2,583,550)	(42,795)
Zynga, Inc. (c)	9.00	05/20/22	(1,802)	USD	(1,636,216)	(102,714)
Activision Blizzard, Inc. (c)	82.50	06/17/22	(166)	USD	(2,583,550)	(29,050)

		Total Equity Options – Calls				(174,559)

Index Options – Puts
S&P 500 Index	4,420.00	03/04/22	(15)	USD	(6,560,910)	(120,000)
S&P 500 Index	4,350.00	03/11/22	(16)	USD	(6,998,304)	(117,120)
S&P 500 Index	4,385.00	03/18/22	(15)	USD	(6,560,910)	(164,100)

		Total Index Options – Puts				(401,220)

Written Options on Credit Default Swaps – Puts

Description	Counterparty	Exercise Rate	Expiration Date	Principal / Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
CDX.NA.HYS.37.V1-5Y	BCLY	105.00%	03/16/22	USD (44,500,000)	Fixed Spread	Pay	(256,260)
CDX.NA.IGS.37.V1-5Y	GS	70.00%	03/16/22	USD (11,125,000)	Fixed Spread	Pay	(15,073)
CDX.NA.IGS.37.V1-5Y	BOA	60.00%	03/16/22	USD (83,440,000)	Fixed Spread	Pay	(324,225)
CDX.NA.IGS.37.V1-5Y	DB	75.00%	03/16/22	USD (11,125,000)	Fixed Spread	Pay	(8,962)
CDX.NA.IGS.37.V1-5Y	BCLY	75.00%	04/20/22	USD (59,630,000)	Fixed Spread	Pay	(135,755)

				Total Written Options on Credit Default Swaps – Puts			(740,275)

				TOTAL WRITTEN OPTIONS
				(Premiums $1,406,726)			$(1,316,054)

14	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPE.S34.V1-5Y	EUR	9,968,000	1.00%	0.56%	N/A	12/20/2025	Quarterly	(313,377)	(182,246)	131,131
ITRAXX.XOVER.S34.V2-5Y	EUR	4,116,345	5.00%	2.63%	N/A	12/20/2025	Quarterly	(607,943)	(348,965)	258,978
CDX.NA.IGS.37.V1-5Y	USD	22,250,000	1.00%	0.69%	N/A	12/20/2026	Quarterly	(539,238)	(326,341)	212,897

								$(1,460,558)	$(857,552)	$603,006

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,631,000	5.00%	2.06%	N/A	12/20/2023	Quarterly	(6,361)	(21,118)	(14,757)
CMBX.NA.BBB-.11	GS	USD	1,440,000	3.00%	4.76%	N/A	11/18/2054	Monthly	54,713	119,567	64,854
CMBX.NA.BBB-.9	CGMI	USD	1,110,000	3.00%	6.51%	N/A	09/17/2058	Monthly	128,809	122,052	(6,757)
CMBX.NA.BBB-.9	CGMI	USD	666,000	3.00%	6.51%	N/A	09/17/2058	Monthly	77,753	73,231	(4,522)
CMBX.NA.BBB-.9	MLCS	USD	2,750,000	3.00%	6.51%	N/A	09/17/2058	Monthly	221,087	302,382	81,295
CMBX.NA.BBB-.12	GS	USD	1,260,000	3.00%	4.74%	N/A	08/17/2061	Monthly	49,804	117,166	67,362
CMBX.NA.BBB-.13	CGMI	USD	1,500,000	3.00%	4.63%	N/A	12/16/2072	Monthly	65,524	147,542	82,018
CMBX.NA.BBB-.13	GS	USD	576,500	3.00%	4.63%	N/A	12/16/2072	Monthly	35,496	56,705	21,209
CMBX.NA.BBB-.13	MSCI	USD	1,780,000	3.00%	4.63%	N/A	12/16/2072	Monthly	99,709	175,084	75,375

Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	2.06%	1,187,000 USD	12/20/2023	Quarterly	121,667	85,906	(35,761)
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,928,000	5.00%	2.06%	1,928,000 USD	12/20/2023	Quarterly	203,886	139,532	(64,354)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,388,727	5.00%	2.54%	4,388,727 USD	12/20/2024	Quarterly	756,836	560,317	(196,519)
CDX.NA.HYS.35.V1-5Y	JPM	USD	1,780,000	5.00%	3.12%	1,780,000 USD	12/20/2025	Quarterly	129,940	72,143	(57,797)
CDX.NA.HYS.35.V1-5Y	MSCI	USD	2,160,000	5.00%	3.12%	2,160,000 USD	12/20/2025	Quarterly	158,760	87,544	(71,216)
ITRAXX.EUROPE.S34.V1-5Y	BOA	EUR	17,800,000	1.00%	0.56%	17,800,000 EUR	12/20/2025	Quarterly	857,391	590,126	(267,265)
ITRAXX.XOVER.S34.V2-5Y	JPM	EUR	13,076,017	5.00%	2.62%	13,076,017 EUR	12/20/2025	Quarterly	3,079,383	2,449,410	(629,973)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	2.29%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(10,997)	22,099
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	2.29%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(17,595)	27,007
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	2.29%	4,750,000 USD	09/17/2058	Monthly	9,294	(46,954)	(56,248)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.44%	4,610,000 USD	11/17/2059	Monthly	42,162	12,450	(29,712)
CMBX.NA.AAA.13	GS	USD	1,730,000	0.50%	0.59%	1,730,000 USD	12/16/2072	Monthly	4,051	(10,493)	(14,544)

									$6,012,206	$5,004,000	$(1,008,206)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to the financial statements.	15

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

(1)

As of February 28, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.60%	3 Month AUD BBSW	AUD	10,100,000	03/16/2024	Quarterly	—	(26,313)	(26,313)
1.82%	3 Month CAD CDOR	CAD	93,040,000	03/16/2024	Semi-Annually	(27,504)	288,951	316,455
1.99%	3 Month CAD CDOR	CAD	14,790,000	03/16/2024	Semi-Annually	—	6,714	6,714
1.90%	3 Month CAD CDOR	CAD	27,730,000	03/16/2024	Semi-Annually	—	52,481	52,481
1.95%	3 Month CAD CDOR	CAD	12,210,000	03/16/2024	Semi-Annually	—	12,474	12,474
3 Month CAD CDOR	2.12%	CAD	9,840,000	03/16/2024	Semi-Annually	—	15,351	15,351
3 Month CAD CDOR	1.74%	CAD	15,820,000	03/16/2024	Semi-Annually	—	(69,307)	(69,307)
3 Month CAD CDOR	1.80%	CAD	14,070,000	03/16/2024	Semi-Annually	—	(46,760)	(46,760)
2.03%	3 Month CAD CDOR	CAD	13,760,000	03/16/2024	Semi-Annually	—	(2,848)	(2,848)
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	26,650,000	03/16/2024	Annually	—	148,295	148,295
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	4,070,000	03/16/2024	Annually	(1,233)	23,330	24,563
(0.44)%	CHF - SARON - OIS - COMPOUND	CHF	9,440,000	03/16/2024	Annually	—	32,386	32,386
CHF - SARON - OIS - COMPOUND	(0.17)%	CHF	6,860,000	03/16/2024	Annually	—	17,697	17,697
CHF - SARON - OIS - COMPOUND	(0.57)%	CHF	6,200,000	03/16/2024	Annually	(1,625)	(39,280)	(37,655)
(0.08)%	CHF - SARON - OIS - COMPOUND	CHF	12,660,000	03/16/2024	Annually	—	(58,542)	(58,542)
(0.24)%	CHF - SARON - OIS - COMPOUND	CHF	16,280,000	03/16/2024	Annually	—	(16,899)	(16,899)
(0.25)%	CHF - SARON - OIS - COMPOUND	CHF	16,080,000	03/16/2024	Annually	—	(13,098)	(13,098)
(0.28)%	CHF - SARON - OIS - COMPOUND	CHF	17,140,000	03/16/2024	Annually	—	(2,472)	(2,472)
GBP - SONIA - COMPOUND	1.64%	GBP	81,760,000	03/16/2024	Annually	34,166	54,840	20,674
GBP - SONIA - COMPOUND	1.80%	GBP	8,420,000	03/16/2024	Annually	5,791	42,225	36,434
1.62%	GBP - SONIA - COMPOUND	GBP	11,580,000	03/16/2024	Annually	3,760	(3,194)	(6,954)
1.67%	GBP - SONIA - COMPOUND	GBP	6,950,000	03/16/2024	Annually	208	(10,151)	(10,359)
1.67%	GBP - SONIA - COMPOUND	GBP	7,320,000	03/16/2024	Annually	(725)	(12,426)	(11,701)
2.51%	3 Month NZD Bank Bill Rate	NZD	33,640,000	03/16/2024	Quarterly	—	126,919	126,919
2.40%	3 Month NZD Bank Bill Rate	NZD	11,450,000	03/16/2024	Quarterly	—	59,812	59,812
2.38%	3 Month NZD Bank Bill Rate	NZD	15,920,000	03/16/2024	Quarterly	—	87,363	87,363
2.61%	3 Month NZD Bank Bill Rate	NZD	17,600,000	03/16/2024	Quarterly	—	43,187	43,187
3 Month NZD Bank Bill Rate	2.53%	NZD	44,640,000	03/16/2024	Quarterly	—	(156,644)	(156,644)
3 Month NZD Bank Bill Rate	2.6%	NZD	55,800,000	03/16/2024	Quarterly	5,109	(143,548)	(148,657)
0.34%	3 Month SEK STIBOR	SEK	809,500,000	03/16/2024	Quarterly	—	504,531	504,531
0.33%	3 Month SEK STIBOR	SEK	119,180,000	03/16/2024	Quarterly	(8,708)	75,566	84,274
0.32%	3 Month SEK STIBOR	SEK	60,300,000	03/16/2024	Quarterly	—	39,445	39,445
3 Month SEK STIBOR	0.72%	SEK	98,500,000	03/16/2024	Quarterly	—	17,340	17,340
3 Month SEK STIBOR	0.69%	SEK	179,800,000	03/16/2024	Quarterly	—	21,003	21,003
3 Month SEK STIBOR	0.69%	SEK	166,200,000	03/16/2024	Quarterly	—	20,469	20,469
3 Month SEK STIBOR	0.64%	SEK	92,400,000	03/16/2024	Quarterly	—	1,608	1,608
3 Month SEK STIBOR	0.33%	SEK	108,000,000	03/16/2024	Quarterly	2,855	(68,934)	(71,789)
3 Month SEK STIBOR	0.42%	SEK	40,700,000	03/16/2024	Quarterly	917	(18,230)	(19,147)
3 Month SEK STIBOR	0.63%	SEK	79,600,000	03/16/2024	Quarterly	—	(298)	(298)
1.22%	USD - SOFR - COMPOUND	USD	11,990,000	03/16/2024	Annually	2,554	44,769	42,215
USD - SOFR - COMPOUND	1.46%	USD	7,500,000	03/16/2024	Annually	942	7,345	6,403
USD - SOFR - COMPOUND	0.97%	USD	7,110,000	03/16/2024	Annually	(2,257)	(62,472)	(60,215)
USD - SOFR - COMPOUND	1.01%	USD	17,820,000	03/16/2024	Annually	(3,397)	(142,340)	(138,943)
USD - SOFR - COMPOUND	1.15%	USD	11,060,000	03/16/2024	Annually	(1,262)	(57,420)	(56,158)
USD - SOFR - COMPOUND	1.05%	USD	10,640,000	03/16/2024	Annually	(1,604)	(77,552)	(75,948)
1.61%	USD - SOFR - COMPOUND	USD	7,230,000	03/16/2024	Annually	(2,124)	(28,162)	(26,038)
6 Month EURIBOR	0.22%	EUR	12,420,000	03/20/2024	Semi-Annually	353	48,262	47,909
6 Month EURIBOR	0.20%	EUR	8,560,000	03/20/2024	Semi-Annually	(1,345)	30,297	31,642

16	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month EURIBOR	0.20%	EUR	6,160,000	03/20/2024	Semi-Annually	(5,731)	21,942	27,673
6 Month EURIBOR	0.17%	EUR	8,720,000	03/20/2024	Semi-Annually	934	23,460	22,526
6 Month EURIBOR	(0.23)%	EUR	7,750,000	03/20/2024	Semi-Annually	(539)	(47,935)	(47,396)
6 Month EURIBOR	(0.2)%	EUR	9,150,000	03/20/2024	Semi-Annually	(26)	(50,172)	(50,146)
6 Month EURIBOR	(0.07)%	EUR	9,180,000	03/20/2024	Semi-Annually	109	(23,939)	(24,048)
1.95%	6 Month AUD BBSW	AUD	2,210,000	03/16/2032	Semi-Annually	—	73,457	73,457
1.96%	6 Month AUD BBSW	AUD	3,970,000	03/16/2032	Semi-Annually	—	128,876	128,876
2.10%	6 Month AUD BBSW	AUD	2,900,000	03/16/2032	Semi-Annually	—	67,521	67,521
2.10%	6 Month AUD BBSW	AUD	2,900,000	03/16/2032	Semi-Annually	—	68,458	68,458
2.15%	6 Month AUD BBSW	AUD	3,230,000	03/16/2032	Semi-Annually	—	66,225	66,225
2.43%	6 Month AUD BBSW	AUD	6,060,000	03/16/2032	Semi-Annually	—	13,091	13,091
6 Month AUD BBSW	2.52%	AUD	4,650,000	03/16/2032	Semi-Annually	—	17,385	17,385
6 Month AUD BBSW	2.52%	AUD	8,960,000	03/16/2032	Semi-Annually	—	33,498	33,498
6 Month AUD BBSW	2.53%	AUD	2,240,000	03/16/2032	Semi-Annually	—	9,461	9,461
6 Month AUD BBSW	2.54%	AUD	2,820,000	03/16/2032	Semi-Annually	—	14,189	14,189
6 Month AUD BBSW	1.97%	AUD	6,940,000	03/16/2032	Semi-Annually	—	(222,149)	(222,149)
6 Month AUD BBSW	2.07%	AUD	3,060,000	03/16/2032	Semi-Annually	—	(77,576)	(77,576)
6 Month AUD BBSW	1.99%	AUD	16,650,000	03/16/2032	Semi-Annually	(1,506)	(507,673)	(506,167)
6 Month AUD BBSW	2.25%	AUD	3,020,000	03/16/2032	Semi-Annually	—	(42,397)	(42,397)
1.88%	3 Month CAD CDOR	CAD	4,450,000	03/16/2032	Semi-Annually	—	156,655	156,655
2.03%	3 Month CAD CDOR	CAD	4,080,000	03/16/2032	Semi-Annually	—	98,404	98,404
2.14%	3 Month CAD CDOR	CAD	3,420,000	03/16/2032	Semi-Annually	—	57,294	57,294
2.16%	3 Month CAD CDOR	CAD	3,280,000	03/16/2032	Semi-Annually	—	48,146	48,146
2.23%	3 Month CAD CDOR	CAD	3,060,000	03/16/2032	Semi-Annually	—	29,817	29,817
2.23%	3 Month CAD CDOR	CAD	3,020,000	03/16/2032	Semi-Annually	—	29,211	29,211
3 Month CAD CDOR	2.39%	CAD	3,240,000	03/16/2032	Semi-Annually	—	3,649	3,649
2.34%	3 Month CAD CDOR	CAD	3,000,000	03/16/2032	Semi-Annually	—	6,812	6,812
3 Month CAD CDOR	2.42%	CAD	3,010,000	03/16/2032	Semi-Annually	—	10,494	10,494
3 Month CAD CDOR	2.12%	CAD	20,620,000	03/16/2032	Semi-Annually	29,206	(366,083)	(395,289)
3 Month CAD CDOR	2.12%	CAD	52,300,000	03/16/2032	Semi-Annually	13,334	(928,523)	(941,857)
3 Month CAD CDOR	2.33%	CAD	9,910,000	03/16/2032	Semi-Annually	—	(31,362)	(31,362)
3 Month CAD CDOR	2.37%	CAD	7,990,000	03/16/2032	Semi-Annually	—	(144)	(144)
3 Month CAD CDOR	2.35%	CAD	4,000,000	03/16/2032	Semi-Annually	—	(4,649)	(4,649)
3 Month CAD CDOR	2.28%	CAD	6,050,000	03/16/2032	Semi-Annually	—	(39,698)	(39,698)
3 Month CAD CDOR	2.32%	CAD	1,410,000	03/16/2032	Semi-Annually	—	(4,664)	(4,664)
3 Month CAD CDOR	2.32%	CAD	2,660,000	03/16/2032	Semi-Annually	—	(8,703)	(8,703)
2.39%	3 Month CAD CDOR	CAD	3,170,000	03/16/2032	Semi-Annually	—	(5,157)	(5,157)
2.42%	3 Month CAD CDOR	CAD	5,240,000	03/16/2032	Semi-Annually	—	(19,954)	(19,954)
2.44%	3 Month CAD CDOR	CAD	3,540,000	03/16/2032	Semi-Annually	—	(17,911)	(17,911)
2.44%	3 Month CAD CDOR	CAD	2,150,000	03/16/2032	Semi-Annually	—	(10,878)	(10,878)
(0.06)%	CHF - SARON - OIS - COMPOUND	CHF	1,300,000	03/16/2032	Annually	614	79,617	79,003
CHF - SARON - OIS - COMPOUND	0.51%	CHF	2,620,000	03/16/2032	Annually	—	1,271	1,271
CHF - SARON - OIS - COMPOUND	0.56%	CHF	3,400,000	03/16/2032	Annually	—	18,877	18,877
CHF - SARON - OIS - COMPOUND	0.51%	CHF	1,750,000	03/16/2032	Annually	—	1,517	1,517
CHF - SARON - OIS - COMPOUND	0.51%	CHF	1,780,000	03/16/2032	Annually	—	961	961
CHF - SARON - OIS - COMPOUND	0.52%	CHF	3,380,000	03/16/2032	Annually	—	4,035	4,035
CHF - SARON - OIS - COMPOUND	0.55%	CHF	3,340,000	03/16/2032	Annually	—	15,815	15,815
CHF - SARON - OIS - COMPOUND	0.52%	CHF	3,550,000	03/16/2032	Annually	—	7,139	7,139
CHF - SARON - OIS - COMPOUND	0.05%	CHF	5,460,000	03/16/2032	Annually	—	(273,110)	(273,110)
CHF - SARON - OIS - COMPOUND	(0.01)%	CHF	810,000	03/16/2032	Annually	2,106	(45,459)	(47,565)
CHF - SARON - OIS - COMPOUND	0.20%	CHF	1,930,000	03/16/2032	Annually	—	(64,362)	(64,362)
CHF - SARON - OIS - COMPOUND	0.22%	CHF	2,590,000	03/16/2032	Annually	—	(79,035)	(79,035)
CHF - SARON - OIS - COMPOUND	0.23%	CHF	26,040,000	03/16/2032	Annually	26,209	(777,594)	(803,803)
CHF - SARON - OIS - COMPOUND	0.32%	CHF	1,100,000	03/16/2032	Annually	—	(22,060)	(22,060)
0.53%	CHF - SARON - OIS - COMPOUND	CHF	1,420,000	03/16/2032	Annually	—	(3,861)	(3,861)

See accompanying notes to the financial statements.	17

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.37%	GBP - SONIA - COMPOUND	GBP	56,150,000	03/16/2032	Annually	(161,248)	244,305	405,553
1.35%	GBP - SONIA - COMPOUND	GBP	16,760,000	03/16/2032	Annually	(28,546)	114,487	143,033
GBP - SONIA - COMPOUND	1.43%	GBP	2,070,000	03/16/2032	Annually	—	5,624	5,624
GBP - SONIA - COMPOUND	1.41%	GBP	1,470,000	03/16/2032	Annually	(3,831)	1,260	5,091
1.35%	GBP - SONIA - COMPOUND	GBP	1,640,000	03/16/2032	Annually	—	11,610	11,610
GBP - SONIA - COMPOUND	1.34%	GBP	2,440,000	03/16/2032	Annually	(3,449)	(19,844)	(16,395)
GBP - SONIA - COMPOUND	1.41%	GBP	1,540,000	03/16/2032	Annually	3,150	174	(2,976)
1.46%	GBP - SONIA - COMPOUND	GBP	1,780,000	03/16/2032	Annually	(2,569)	(13,003)	(10,434)
2.64%	3 Month NZD Bank Bill Rate	NZD	9,860,000	03/16/2032	Quarterly	3,125	230,575	227,450
2.69%	3 Month NZD Bank Bill Rate	NZD	12,350,000	03/16/2032	Quarterly	(2,850)	249,618	252,468
3.02%	3 Month NZD Bank Bill Rate	NZD	1,920,000	03/16/2032	Quarterly	—	2,142	2,142
2.98%	3 Month NZD Bank Bill Rate	NZD	3,670,000	03/16/2032	Quarterly	—	12,720	12,720
3 Month NZD Bank Bill Rate	2.57%	NZD	7,310,000	03/16/2032	Quarterly	—	(199,292)	(199,292)
3 Month NZD Bank Bill Rate	2.82%	NZD	2,560,000	03/16/2032	Quarterly	(94)	(32,188)	(32,094)
3 Month NZD Bank Bill Rate	2.78%	NZD	3,560,000	03/16/2032	Quarterly	—	(52,920)	(52,920)
3 Month NZD Bank Bill Rate	2.99%	NZD	3,950,000	03/16/2032	Quarterly	(3,484)	(10,210)	(6,726)
3.05%	3 Month NZD Bank Bill Rate	NZD	1,810,000	03/16/2032	Quarterly	—	(1,490)	(1,490)
0.84%	3 Month SEK STIBOR	SEK	22,400,000	03/16/2032	Quarterly	(2,205)	131,079	133,284
1.10%	3 Month SEK STIBOR	SEK	8,600,000	03/16/2032	Quarterly	(136)	27,942	28,078
1.42%	3 Month SEK STIBOR	SEK	21,000,000	03/16/2032	Quarterly	—	961	961
1.40%	3 Month SEK STIBOR	SEK	17,000,000	03/16/2032	Quarterly	—	4,181	4,181
1.41%	3 Month SEK STIBOR	SEK	38,500,000	03/16/2032	Quarterly	—	4,845	4,845
3 Month SEK STIBOR	0.90%	SEK	164,530,000	03/16/2032	Quarterly	—	(867,263)	(867,263)
3 Month SEK STIBOR	0.84%	SEK	29,270,000	03/16/2032	Quarterly	7,253	(170,109)	(177,362)
3 Month SEK STIBOR	0.85%	SEK	12,500,000	03/16/2032	Quarterly	—	(72,521)	(72,521)
3 Month SEK STIBOR	1.39%	SEK	255,800,000	03/16/2032	Quarterly	53,712	(101,328)	(155,040)
3 Month SEK STIBOR	1.38%	SEK	29,800,000	03/16/2032	Quarterly	—	(13,296)	(13,296)
3 Month SEK STIBOR	1.42%	SEK	20,900,000	03/16/2032	Quarterly	—	(120)	(120)
3 Month SEK STIBOR	1.39%	SEK	23,100,000	03/16/2032	Quarterly	—	(8,919)	(8,919)
1.45%	3 Month SEK STIBOR	SEK	35,600,000	03/16/2032	Quarterly	—	(9,775)	(9,775)
1.43%	3 Month SEK STIBOR	SEK	19,800,000	03/16/2032	Quarterly	—	(1,571)	(1,571)
1.57%	USD - SOFR - COMPOUND	USD	1,530,000	03/16/2032	Annually	(85)	14,553	14,638
1.56%	USD - SOFR - COMPOUND	USD	3,840,000	03/16/2032	Annually	(1,678)	38,666	40,344
1.58%	USD - SOFR - COMPOUND	USD	2,290,000	03/16/2032	Annually	(2,312)	18,801	21,113
USD - SOFR - COMPOUND	1.87%	USD	1,570,000	03/16/2032	Annually	4,848	28,852	24,004
1.70%	USD - SOFR - COMPOUND	USD	2,390,000	03/16/2032	Annually	(2,216)	(7,484)	(5,268)
USD - SOFR - COMPOUND	1.61%	USD	2,580,000	03/16/2032	Annually	889	(13,986)	(14,875)
1.75%	USD - SOFR - COMPOUND	USD	3,930,000	03/16/2032	Annually	—	(28,930)	(28,930)
1.76%	USD - SOFR - COMPOUND	USD	44,250,000	03/16/2032	Annually	(76,092)	(377,157)	(301,065)
1.79%	USD - SOFR - COMPOUND	USD	2,640,000	03/16/2032	Annually	—	(29,373)	(29,373)
1.82%	USD - SOFR - COMPOUND	USD	2,110,000	03/16/2032	Annually	—	(29,067)	(29,067)
1.84%	USD - SOFR - COMPOUND	USD	1,890,000	03/16/2032	Annually	—	(29,901)	(29,901)
1.71%	USD - SOFR - COMPOUND	USD	1,610,000	03/16/2032	Annually	(796)	(6,314)	(5,518)
0.36%	6 Month EURIBOR	EUR	1,580,000	03/17/2032	Semi-Annually	157	76,382	76,225
0.39%	6 Month EURIBOR	EUR	1,870,000	03/17/2032	Semi-Annually	478	84,840	84,362
0.39%	6 Month EURIBOR	EUR	25,280,000	03/17/2032	Semi-Annually	(71,344)	1,133,006	1,204,350
0.45%	6 Month EURIBOR	EUR	2,580,000	03/17/2032	Semi-Annually	—	99,575	99,575
0.42%	6 Month EURIBOR	EUR	2,150,000	03/17/2032	Semi-Annually	(1,861)	89,255	91,116
0.49%	6 Month EURIBOR	EUR	1,880,000	03/17/2032	Semi-Annually	511	64,586	64,075
0.71%	6 Month EURIBOR	EUR	2,570,000	03/17/2032	Semi-Annually	3,805	25,249	21,444
0.76%	6 Month EURIBOR	EUR	1,760,000	03/17/2032	Semi-Annually	2,486	8,122	5,636
6 Month EURIBOR	0.81%	EUR	4,960,000	03/17/2032	Semi-Annually	—	6,613	6,613
6 Month EURIBOR	0.82%	EUR	2,000,000	03/17/2032	Semi-Annually	—	5,200	5,200
6 Month EURIBOR	0.83%	EUR	2,960,000	03/17/2032	Semi-Annually	—	11,934	11,934
6 Month EURIBOR	0.82%	EUR	2,960,000	03/17/2032	Semi-Annually	—	7,533	7,533

18	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month EURIBOR	0.81%	EUR	1,950,000	03/17/2032	Semi-Annually	—	3,029	3,029
6 Month EURIBOR	0.86%	EUR	3,180,000	03/17/2032	Semi-Annually	—	22,629	22,629
0.77%	6 Month EURIBOR	EUR	1,280,000	03/17/2032	Semi-Annually	4,639	3,792	(847)
0.81%	6 Month EURIBOR	EUR	1,810,000	03/17/2032	Semi-Annually	(201)	(2,912)	(2,711)
6 Month EURIBOR	0.77%	EUR	3,800,000	03/17/2032	Semi-Annually	—	(12,722)	(12,722)
6 Month EURIBOR	0.76%	EUR	1,250,000	03/17/2032	Semi-Annually	—	(5,562)	(5,562)

						$(210,363)	$(1,135,118)	$(924,755)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Bloomberg Commodity Index (g)	(0.15)%	MSCI	USD	3,813,679	03/09/2022	Monthly	—	(167,395)	(167,395)
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,406,277	05/06/2022	Monthly	—	(134,820)	(134,820)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	3,950,214	05/12/2022	Monthly	—	(138,966)	(138,966)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	3,702,346	05/12/2022	Monthly	—	22,107	22,107
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	2,703,455	05/20/2022	Monthly	—	(95,064)	(95,064)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	2,492,851	05/20/2022	Monthly	—	14,837	14,837
1 Month Federal Funds Rate plus 0.60%	Total Return on Equity Basket (h)	GS	USD	115,795	05/24/2022	Monthly	—	2,109	2,109
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.50% (h)	GS	USD	605,784	05/24/2022	Monthly	—	(10,034)	(10,034)
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.75% (h)	GS	USD	107,440	05/24/2022	Monthly	—	5,493	5,493
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.75% (h)	GS	USD	902,630	05/24/2022	Monthly	—	2,578	2,578
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.50% (h)	GS	USD	502,772	05/24/2022	Monthly	—	(26,076)	(26,076)
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.75% (h)	GS	USD	137,940	05/24/2022	Monthly	—	(2,931)	(2,931)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	3,198,611	06/06/2022	Monthly	—	89,489	89,489
1 Month Federal Funds Rate plus 0.95%	Total Return on Equity Basket (h)	MORD	USD	102,282	10/18/2022	Monthly	—	(2,003)	(2,003)
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.40% (i)	MORD	USD	4,508,932	10/18/2022	Monthly	—	256,695	256,695
Total Return on Equity Basket	1 Month Federal Funds Rate plus 1.00% (h)	MORD	USD	25,627	12/19/2022	Monthly	—	1,647	1,647
Total Return on Equity Basket	1 Month Federal Funds Rate minus 2.55% (h)	MORD	USD	1,483,100	06/20/2023	Monthly	—	(47,388)	(47,388)
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.40% (h)	MORD	USD	534,382	11/18/2023	Monthly	—	17,364	17,364
Total Return on Equity Basket	1 Month Federal Funds Rate minus 0.50% (h)	GS	USD	40,878	05/24/2024	Monthly	—	(1,107)	(1,107)

							$—	$(213,465)	$(213,465)

See accompanying notes to the financial statements.	19

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(f)	The rate shown represents yield-to-maturity.

(g)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(i)	The following table represents the individual short positions within the custom equity basket swap as of February 28, 2022:

Shares	Description	% of Equity Basket	Value ($)

240,000	Alibaba Health Information Technology Ltd	4.0%	168,056

1,100,000	Alibaba Pictures Group Ltd	2.6%	109,977

729,000	China Molybdenum Co Ltd –Class H	10.3%	438,787

50,000	China Resources Beer Holdings Co Ltd	9.3%	396,470

70,000	Citic Securities Co Ltd – Class H	4.0%	169,589

72,000	Cosco Shipping Holdings Co –Class H	3.4%	145,528

7,000	Country Garden Services Holdings Co Ltd	1.0%	41,874

24,600	Ganfeng Lithium Co Ltd –Class H	9.8%	417,516

192,000	Greentown Service Group Co Ltd	4.6%	192,868

8,800	Hong Kong Exchanges and Clearing Ltd	10.0%	426,418

169,000	Kingdee International Software Group Co Lt	9.8%	417,707

43,000	New World Development Co Ltd	4.1%	171,985

172,800	Sands China Ltd	10.7%	455,757

169,000	Weimob Inc	2.6%	111,769

396,000	Zijin Mining Group Co Ltd –Class H	13.8%	587,736

	TOTAL COMMON STOCKS		$4,252,037

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

20	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned +0.86% (net) for the fiscal year ended February 28, 2022, as compared with +7.99% for the CPI.

This was a fairly lackluster 12 months for performance, both from an absolute perspective and a relative one. There was a tremendous spread in returns across risk assets with, for example, the S&P 500 Index returning 16.4% while the MSCI Emerging Markets Index faltered to a -10.7% return. Our equity and equity long/short positions, which together accounted for an average of broadly 46% of the Fund, were biased towards emerging markets and away from the U.S. and therefore performed poorly. We believed that emerging markets were trading at very preferential valuations, but regulatory actions in China and the Russian invasion of Ukraine proved extremely challenging. The disappointing returns suffered by the equity book were exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia. Alternative assets, which accounted for an average of broadly 44% of the Fund, enjoyed a strong year with a 7.5% return. This was driven by an excellent showing from the Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks. Fixed income assets accounted for the remaining 10% of the Fund, and these too enjoyed a solid 12 months. We generated a modestly positive return, as the High Yield/Distressed portfolio and Asset-Backed Securities more than offset the difficult year for Emerging Debt, which was well ahead of the -2.6% posted by the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index).

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

22

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Allocation Fund Class III Shares, the Consumer Price Index and the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (formerly Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

For Class III, IV, MF, R6 and I the gross expense ratio of 1.07%, 1.02%, 1.02%, 1.05% and 1.17%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.96%, 0.92%, 0.91%, 0.97% and 1.07% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	71.3%
Debt Obligations	31.7
Short-Term Investments	11.7
Preferred Stocks	1.4
Futures Contracts	0.9
Investment Funds	0.6
Loan Assignments	0.0	^
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Swap Contracts	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.1)
Securities Sold Short	(21.0)
Other	3.5

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Switzerland	4.4%
Sweden	3.7
Canada	3.7
Other Emerging	2.2 †
Australia	1.9
Euro Region	(0.6)#
Other Developed	(1.2)‡
United States	(2.4)
United Kingdom	(8.8)

2.9%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
Japan	8.5%
United States	7.6
China	7.0
Other Developed	5.9	‡
Taiwan	4.5
South Korea	3.6
Other Emerging	3.0	†
United Kingdom	2.5
India	2.2
Brazil	1.9
Mexico	1.3
Australia	1.2
Canada	1.1
France	1.0
Russia	1.0

	52.3%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater contribution to the concentration percentage. Credit default swap exposure are factored into the duration adjusted exposure using the reference securities and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposure which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

24

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

5,411,918	GMO Emerging Country Debt Fund, Class VI	115,273,843

373,319,979	GMO Implementation Fund	4,681,432,538

7,187,781	GMO Opportunistic Income Fund, Class VI	183,719,672

4,842,351	GMO SGM Major Markets Fund, Class VI	141,735,622

	TOTAL MUTUAL FUNDS (COST $5,344,673,966)	5,122,161,675

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

4,385,029	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	4,385,029

	TOTAL SHORT-TERM INVESTMENTS (COST $4,385,029)	4,385,029

	TOTAL INVESTMENTS — 100.1% (Cost $5,349,058,995)	5,126,546,704

	Other Assets and Liabilities (net) — (0.1%)	(2,901,665)

	TOTAL NET ASSETS — 100.0%	$5,123,645,039

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Fund returned +1.21% (net) for the fiscal year ended February 28, 2022, as compared with +7.99% for the CPI.

This was a fairly lackluster 12 months for performance, both from an absolute perspective and a relative one. There was a tremendous spread in returns across risk assets with, for example, the S&P 500 Index returning 16.4% while the MSCI Emerging Markets Index faltered to a -10.7% return. Our equity and equity long/short positions were biased towards emerging markets and away from the U.S., and therefore performed poorly. We believed that emerging markets were trading at very preferential valuations, but regulatory actions in China and the Russian invasion of Ukraine proved extremely challenging. The disappointing returns suffered by the equity book were exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia. Alternative assets enjoyed a strong year, driven by an excellent showing from the Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks. The exposure to fixed income assets was relatively modest, a positive return from Asset-Backed Securities worked to offset the difficult year for Emerging Debt.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Fund Class III Shares, the Consumer Price Index and the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (formerly Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

For Class III the gross expense ratio of 0.36% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Class listed above, the net expense ratio of 0.31% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	80.5%
Debt Obligations	28.0
Short-Term Investments	16.7
Preferred Stocks	1.6
Futures Contracts	1.2
Investment Funds	0.2
Swap Contracts	0.1
Loan Assignments	0.0	^
Loan Participations	0.0	^
Purchased Options	0.0	^
Rights/Warrants	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.0	)^
Securities Sold Short	(20.6)
Other	(7.7)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	2.9	%†
Switzerland	2.4
Sweden	1.8
Canada	1.8
Other Developed	(0.0	)^‡
Euro Region	(0.4	)#
United Kingdom	(4.3)

	4.2%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
Japan	11.5%
China	8.8
Taiwan	6.2
Other Developed	5.1	‡
South Korea	4.7
United States	3.9
Other Emerging	3.9	†
United Kingdom	2.9
India	2.8
Brazil	2.5
Mexico	1.7
France	1.4
Russia	1.4
Canada	1.2
Netherlands	1.1
Australia	1.0
Hong Kong	1.0

	61.1%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater contribution to the concentration percentage. Credit default swap exposure are factored into the duration adjusted exposure using the reference securities and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposure which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 78.6%

	Argentina — 0.0%

4,800	Banco BBVA Argentina SA ADR *	15,504

7,296	Grupo Financiero Galicia SA ADR	69,093

	Total Argentina	84,597

	Australia — 1.5%

17,150	Abacus Property Group (REIT)	44,049

54,811	Accent Group Ltd	74,683

25,859	Adairs Ltd (a)	54,019

96,619	Aurizon Holdings Ltd (b)	246,466

60,850	Australian Pharmaceutical Industries Ltd (b)	67,703

93,039	Beach Energy Ltd (a)	103,634

295,992	BlueScope Steel Ltd	4,383,006

135,795	Brambles Ltd	978,093

212,047	Dexus (REIT) (b)	1,678,560

260,673	Fortescue Metals Group Ltd (a)	3,472,774

39,768	GDI Property Group (REIT)	30,336

149,150	Genworth Mortgage Insurance Australia Ltd (a)	325,351

430,888	GPT Group (The) (REIT)	1,537,441

65,691	GrainCorp Ltd – Class A	401,789

67,954	HomeCo Daily Needs (REIT)	75,637

2,473	JB Hi-Fi Ltd	88,953

14,449	McMillan Shakespeare Ltd	126,291

130,157	Metcash Ltd	390,538

17,530	Mineral Resources Ltd	584,565

767,728	Mirvac Group (REIT) (b)	1,431,747

99,102	Mount Gibson Iron Ltd	38,009

66,896	Rio Tinto Ltd (b)	5,768,911

60,671	Sandfire Resources Ltd	299,104

510,173	Scentre Group (REIT) (b)	1,133,401

24,820	Southern Cross Media Group Ltd	31,983

410,016	Stockland (REIT) (b)	1,240,665

11,084	Super Retail Group Ltd	89,080

13,140	Virtus Health Ltd (a)	71,298

	Total Australia	24,768,086

	Austria — 0.0%

1,904	Raiffeisen Bank International AG	31,026

2,078	Vienna Insurance Group AG Wiener Versicherung Gruppe	54,410

	Total Austria	85,436

	Belgium — 0.5%

2,304	Ackermans & van Haaren NV	430,099

52,236	Ageas SA/NV	2,512,873

11,906	Bekaert SA	518,011

872	Cie d’Entreprises CFE	115,903

2,397	D’ieteren Group (b)	387,223

Shares	Description	Value ($)

	Belgium — continued

8,100	KBC Group NV	583,580

2,423	Orange Belgium SA	52,900

4,937	Proximus SADP	98,149

1,580	Sofina SA	613,602

26,137	UCB SA	2,852,506

282	VGP NV (b)	72,008

	Total Belgium	8,236,854

	Brazil — 1.6%

22,100	Ambev SA	64,858

39,300	Ambev SA ADR	115,149

240,040	Banco Bradesco SA	787,295

135,000	Banco do Brasil SA	912,745

98,100	Blau Farmaceutica SA	565,785

9,500	Cia Paranaense de Energia	64,189

56,000	Cia Siderurgica Nacional SA	275,617

11,400	Equatorial Energia SA	56,376

66,200	JBS SA	463,717

603,900	Marfrig Global Foods SA	2,613,888

15,700	Petroleo Brasileiro SA	111,634

202,800	Petroleo Brasileiro SA Sponsored ADR (b)	2,898,012

59,300	Ser Educacional SA	127,231

419,300	Telefonica Brasil SA	4,111,930

1,393,500	TIM SA	3,696,242

35,600	Transmissora Alianca de Energia Eletrica SA	272,804

55,152	Vale SA	1,023,272

236,500	Vale SA Sponsored ADR – Class B (b)	4,372,885

291,900	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	621,034

727,140	Vibra Energia SA	3,312,062

	Total Brazil	26,466,725

	Canada — 1.9%

7,100	AGF Management Ltd – Class B	39,547

19,800	Bank of Montreal	2,260,871

8,200	Baytex Energy Corp * (a)	37,458

69,848	Brookfield Asset Management Inc – Class A (b)	3,816,495

42,100	Canaccord Genuity Group Inc (a)	428,806

32,300	Canadian Apartment Properties (REIT) (b)	1,344,496

13,900	Canadian Tire Corp Ltd – Class A (a) (b)	2,049,304

7,200	Canadian Western Bank	210,802

32,400	Canfor Corp *	733,378

17,400	Celestica Inc * (c)	206,886

47,900	Celestica Inc * (a) (c)	569,509

10,600	Cenovus Energy Inc	166,420

3,703	Cogeco Inc (b)	229,162

50,700	Corus Entertainment Inc – Class B (b)	203,200

5,000	DREAM Unlimited Corp – Class A	185,602

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Canada — continued

20,100	Finning International Inc	584,843

1,200	Great-West Lifeco Inc (b)	36,099

12,500	iA Financial Corp Inc	742,702

8,300	Imperial Oil Ltd (c)	372,534

17,300	Imperial Oil Ltd (c)	775,732

19,700	Interfor Corp	600,092

900	Laurentian Bank of Canada	30,227

10,300	Linamar Corp	537,875

21,300	Magna International Inc	1,582,502

2,400	Morguard North American Residential Real Estate Investment Trust (REIT)	36,052

49,586	Nutrien Ltd	4,263,900

5,300	Onex Corp	355,926

22,500	Parex Resources Inc	496,154

73,000	Power Corp of Canada (a)	2,251,337

24,000	PrairieSky Royalty Ltd (a)	324,544

30,700	Quebecor Inc – Class B (b)	671,404

21,100	RioCan Real Estate Investment Trust (REIT) (b)	418,171

3,000	Russel Metals Inc (a)	74,320

7,100	Tamarack Valley Energy Ltd	28,904

9,700	Teck Resources Ltd – Class B	349,277

32,600	Teck Resources Ltd – Class B	1,171,970

12,200	Topaz Energy Corp	191,157

1,700	Tourmaline Oil Corp (a)	67,061

5,000	Wajax Corp	92,899

21,300	West Fraser Timber Co Ltd	2,126,135

2,800	Westshore Terminals Investment Corp (a) (b)	65,632

	Total Canada	30,729,385

	Chile — 0.1%

448,993	Banco de Chile	47,603

994,744	Banco Santander Chile	48,846

4,500	Banco Santander Chile ADR	87,840

1,433	CAP SA	16,587

10,026	Cencosud SA	18,434

37,376	Cencosud Shopping SA	40,109

9,200	Cia Cervecerias Unidas SA Sponsored ADR	147,016

3,870,250	Colbun SA	282,195

1,368	Empresas COPEC SA	10,608

213,361	Enel Americas SA	24,983

187,321	Falabella SA	616,751

28,643	Inversiones La Construccion SA	114,717

	Total Chile	1,455,689

	China — 8.3%

364,000	361 Degrees International Ltd *	178,953

22,500	A-Living Smart City Services Co Ltd	40,332

508,000	Agile Group Holdings Ltd (a)	231,456

Shares	Description	Value ($)

	China — continued

293,276	Agricultural Bank of China Ltd – Class A	138,681

17,511,136	Agricultural Bank of China Ltd – Class H	6,631,801

123,095	Alibaba Group Holding Ltd *	1,620,407

9,100	Anhui Conch Cement Co Ltd – Class A	58,309

29,320	ANTA Sports Products Ltd	447,810

11,796	Autohome Inc ADR (b)	360,840

11,584	Autohome Inc – Class A *	85,536

2,695,500	BAIC Motor Corp Ltd – Class H	941,739

641,796	Bank of China Ltd – Class A	315,477

17,409,840	Bank of China Ltd – Class H	6,777,680

6,772,091	Bank of Communications Co Ltd – Class H	4,642,467

149,500	Beijing Enterprises Holdings Ltd	511,066

3,495	BYD Co Ltd – Class A	140,668

107,400	BYD Electronic International Co Ltd (a)	303,063

149,000	China Aoyuan Group Ltd (a)	24,836

456,000	China BlueChemical Ltd – Class H	136,540

4,554,000	China Cinda Asset Management Co Ltd – Class H	822,059

2,788,354	China Communications Services Corp Ltd – Class H	1,529,750

62,456	China Construction Bank Corp – Class A	59,807

3,628,480	China Construction Bank Corp – Class H	2,721,231

292,000	China Datang Corp Renewable Power Co Ltd – Class H (a)	110,653

1,845,040	China Dongxiang Group Co Ltd	139,237

4,574,000	China Energy Engineering Corp Ltd – Class H (a)	749,691

80,000	China Everbright Bank Co Ltd – Class H	29,753

631,000	China Everbright Environment Group Ltd	453,042

773,280	China Feihe Ltd	922,724

1,058,000	China Greenfresh Group Co Ltd * (d)	—

104,000	China High Speed Transmission Equipment Group Co Ltd *	78,903

1,881,000	China Hongqiao Group Ltd	2,633,416

889,920	China Lesso Group Holdings Ltd	1,370,107

54,000	China Lilang Ltd	29,997

174,000	China Longyuan Power Group Corp Ltd – Class H	359,065

983,645	China Medical System Holdings Ltd	1,751,531

142,031	China Merchants Bank Co Ltd – Class A	1,123,739

74,000	China Merchants Port Holdings Co Ltd	139,519

423,000	China Molybdenum Co Ltd – Class A	406,151

51,000	China Molybdenum Co Ltd – Class H	30,697

1,724,000	China National Building Material Co Ltd – Class H	2,211,596

112,640	China Oriental Group Co Ltd	32,742

714,000	China Overseas Grand Oceans Group Ltd	411,903

1,256,860	China Overseas Land & Investment Ltd	3,837,403

18,273	China Pacific Insurance Group Co Ltd – Class A	76,920

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	China — continued

94,928	China Pacific Insurance Group Co Ltd – Class H	264,334

3,138	China Petroleum & Chemical Corp ADR (b)	156,429

11,514,000	China Petroleum & Chemical Corp – Class H	5,728,062

28,000	China Pioneer Pharma Holdings Ltd	8,480

7,540,042	China Railway Group Ltd – Class H	4,427,180

1,122,120	China Reinsurance Group Corp – Class H	107,848

32,240	China Resources Gas Group Ltd	148,078

135,440	China Resources Land Ltd	658,820

2,019,500	China Resources Pharmaceutical Group Ltd	998,855

191,000	China Shineway Pharmaceutical Group Ltd	156,281

1,156,000	China South City Holdings Ltd	96,499

648,000	China State Construction International Holdings Ltd	912,589

2,582,000	China Traditional Chinese Medicine Holdings Co Ltd	1,471,894

2,900	China Yuchai International Ltd	35,873

1,776,400	China Zhongwang Holdings Ltd * (a) (e)	381,894

14,000	CIFI Ever Sunshine Services Group Ltd	25,460

4,126,000	CITIC Ltd	4,814,729

1,221,000	Country Garden Holdings Co Ltd (a)	948,633

33,000	Country Garden Services Holdings Co Ltd	197,405

3,736,000	CSPC Pharmaceutical Group Ltd	4,428,515

3,730,000	Dongfeng Motor Group Co Ltd – Class H	3,210,509

44,000	Dongyue Group Ltd	63,833

36,860	ENN Energy Holdings Ltd	533,821

480,527	Fangda Special Steel Technology Co Ltd – Class A	627,731

991,500	Fosun International Ltd	1,075,781

23,400	Fuyao Glass Industry Group Co Ltd – Class A	164,381

23,600	Fuyao Glass Industry Group Co Ltd – Class H	115,784

18,000	Geely Automobile Holdings Ltd	33,528

132,240	Guangdong Investment Ltd	177,955

252,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	673,561

1,718,800	Guangzhou R&F Properties Co Ltd – Class H (a)	731,693

44,600	Haier Smart Home Co Ltd – Class H	156,282

195,500	Hello Group Inc Sponsored ADR (b)	1,863,115

113,380	Hisense Home Appliances Group Co Ltd – Class A	244,680

158,000	Hisense Home Appliances Group Co Ltd – Class H	177,330

4,172	Hollysys Automation Technologies Ltd *	58,742

223,310	Hopson Development Holdings Ltd	459,696

1,541,080	Industrial & Commercial Bank of China Ltd – Class H	919,955

264,595	Inner Mongolia Eerduosi Resources Co Ltd – Class A	1,093,933

Shares	Description	Value ($)

	China — continued

2,970	JD.com Inc – Class A *	106,087

14,900	KE Holdings Inc ADR * (b)	289,209

363,000	Kingboard Holdings Ltd	1,698,168

22,240	Kingboard Laminates Holdings Ltd	37,060

96,000	Kunlun Energy Co Ltd	94,434

82,880	KWG Group Holdings Ltd	38,806

419,000	Legend Holdings Corp – Class H	589,446

4,350,000	Lenovo Group Ltd	4,844,025

9,000	Li Ning Co Ltd	89,893

135,781	Livzon Pharmaceutical Group Inc – Class H	509,637

35,320	Logan Group Co Ltd (a)	11,736

1,157,520	Lonking Holdings Ltd	308,509

16,032	Lufax Holding Ltd ADR *	103,727

5,165,000	Metallurgical Corp of China Ltd – Class H	1,570,965

128,000	MMG Ltd *	46,365

23,500	NetDragon Websoft Holdings Ltd.	52,698

4,874	NetEase Inc	94,271

802	NetEase Inc ADR (b)	76,463

1,149,000	Nexteer Automotive Group Ltd	1,150,814

38,500	PetroChina Co Ltd ADR	2,050,510

3,780,000	PetroChina Co Ltd – Class H	2,024,665

4,413,600	PICC Property & Casualty Co Ltd – Class H	4,658,936

667,000	Ping An Insurance Group Co of China Ltd – Class H	5,171,693

745,000	Poly Property Group Co Ltd	202,231

688,032	Postal Savings Bank of China Co Ltd – Class A	610,059

1,108,000	Powerlong Real Estate Holdings Ltd	531,087

58,000	Road King Infrastructure Ltd	55,183

202,000	Seazen Group Ltd *	106,587

156,000	Shanghai Jin Jiang Capital Co Ltd – Class H	59,346

737,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,330,693

1,294,500	Shimao Group Holdings Ltd (a)	776,827

3,052,000	Sihuan Pharmaceutical Holdings Group Ltd (a)	654,435

616,000	Sino-Ocean Land Holdings Ltd	132,500

910,520	Sinopec Engineering Group Co Ltd – Class H	435,580

1,525,600	Sinopharm Group Co Ltd – Class H	3,698,334

880,360	Sinotruk Hong Kong Ltd	1,314,084

4,276,000	Skyworth Group Ltd *	2,415,630

1,182,000	Sunac China Holdings Ltd	966,166

15,000	Sunac Services Holdings Ltd	12,820

29,232	Sunny Optical Technology Group Co Ltd	700,514

1,108,000	TCL Electronics Holdings Ltd	519,417

55,071	Tencent Holdings Ltd	2,971,703

11,200	Tencent Holdings Ltd ADR (b)	602,448

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	China — continued

36,300	Tencent Music Entertainment Group ADR * (b)	195,657

554,000	Tianjin Port Development Holdings Ltd	44,637

1,022,960	Tianneng Power International Ltd (a)	938,450

142,500	Vipshop Holdings Ltd ADR *	1,235,475

88,000	West China Cement Ltd	15,107

2,782,512	Yuzhou Group Holdings Co Ltd (a)	221,072

124,640	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	255,161

56,000	Zhenro Properties Group Ltd (a)	4,821

308,240	Zhongsheng Group Holdings Ltd	2,152,416

59,700	Zhuzhou CRRC Times Electric Co Ltd – Class H	311,187

666,800	Zijin Mining Group Co Ltd – Class A	1,194,431

90,800	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	60,400

	Total China	134,312,040

	Czech Republic — 0.1%

1,435	CEZ AS	54,595

733	Komercni Banka AS	28,836

109,122	Moneta Money Bank AS	431,843

410	Philip Morris CR AS	296,629

	Total Czech Republic	811,903

	Denmark — 0.5%

200	AP Moller – Maersk A/S – Class A (b)	599,694

743	AP Moller – Maersk A/S – Class B (b)	2,350,489

3,159	Carlsberg A/S – Class B	463,266

155,611	Danske Bank A/S	2,635,741

7,316	Matas A/S	106,766

20,341	Pandora A/S	2,082,864

21,753	Scandinavian Tobacco Group A/S	490,537

	Total Denmark	8,729,357

	Egypt — 0.1%

98,547	Commercial International Bank Egypt SAE *	300,156

414,351	Eastern Co SAE	286,463

40,669	Misr Fertilizers Production Co SAE	230,087

	Total Egypt	816,706

	Finland — 0.4%

2,416	Aktia Bank Oyj	27,526

23,985	Kesko Oyj – B Shares	705,871

53,345	Neste Oyj	2,080,168

482,283	Nokia Oyj *	2,607,868

77,829	Outokumpu Oyj *	458,771

	Total Finland	5,880,204

Shares	Description	Value ($)

	France — 2.1%

18,514	ALD SA (b)	258,429

298	Alten SA (b)	44,991

17,208	APERAM SA (a)	963,513

71,239	ArcelorMittal SA	2,210,448

282	Arkema SA	37,398

700	Axway Software SA	14,547

81,247	BNP Paribas SA	4,714,318

721	Boiron SA	33,628

680	Bonduelle SCA	13,631

165	Christian Dior SE (b)	116,847

40,523	Cie de Saint-Gobain	2,512,632

24,403	Coface SA	324,601

55,233	Derichebourg SA	573,849

956	Eramet SA *	125,266

337	Groupe Crit (a)	23,299

389	HEXAOM	14,720

11,132	Ipsen SA	1,295,315

14,558	IPSOS (b)	693,801

1,514	Kaufman & Broad SA	54,987

3,801	Kering SA (b)	2,636,501

4,847	LVMH Moet Hennessy Louis Vuitton SE (b)	3,562,084

23,776	Metropole Television SA (b)	471,265

1,974	Nexity SA	77,811

48,951	Publicis Groupe SA (b)	3,248,668

18,273	Quadient SA	334,080

1,204	Rothschild & Co	46,739

36,374	Safran SA	4,624,850

3,294	Sanofi (b)	344,330

3,076	Schneider Electric SE (b)	476,583

5,965	Societe BIC SA	314,755

106,130	Societe Generale SA	3,001,095

2,700	STMicroelectronics NV – NY Shares	114,264

695	Synergie SE	27,192

62,672	Television Francaise 1 (b)	618,657

172	TotalEnergies SE (b)	8,763

369	Vilmorin & Cie SA	19,084

	Total France	33,952,941

	Germany — 1.4%

10,395	ADVA Optical Networking SE *	175,996

137	Amadeus Fire AG	22,099

39,668	Bayer AG (Registered)	2,291,341

20,722	Bayerische Motoren Werke AG	1,995,677

24,247	Beiersdorf AG	2,457,870

478	Cewe Stiftung & Co KGaA	54,271

1,065	Covestro AG	56,323

20,787	Deutsche Pfandbriefbank AG	225,408

900	Draegerwerk AG & Co KGaA (b)	47,221

1,126	Elmos Semiconductor SE	72,522

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Germany — continued

34,922	Fresenius SE & Co KGaA (b)	1,218,507

4,219	Hamburger Hafen und Logistik AG (b)	83,595

28,750	HeidelbergCement AG	1,865,499

2,415	Hornbach Holding AG & Co KGaA	316,329

78,520	Kloeckner & Co SE *	1,062,245

62,249	Mercedes-Benz Group AG (b)	4,862,859

9,381	Merck KGaA (b)	1,860,698

2,286	RTL Group SA	127,380

15,447	Salzgitter AG *	674,750

11,594	SAP SE (b)	1,307,850

3,031	Takkt AG	52,051

3,431	Traton SE	70,076

3,822	Volkswagen AG	988,519

	Total Germany	21,889,086

	Greece — 0.0%

12,055	FF Group * (d)	—

19,243	Hellenic Telecommunications Organization SA	384,898

13,566	JUMBO SA	194,906

	Total Greece	579,804

	Hong Kong — 0.9%

85,500	ASM Pacific Technology Ltd	938,022

53,400	Bank of East Asia Ltd (The)	90,013

26,400	Budweiser Brewing Co APAC Ltd	81,945

58,400	Champion (REIT)	26,483

71,000	Chow Sang Sang Holdings International Ltd	99,650

491,000	CITIC Telecom International Holdings Ltd	174,749

22,500	CK Asset Holdings Ltd (b)	142,111

385,500	CK Hutchison Holdings Ltd (b)	2,702,765

550,000	CSI Properties Ltd	14,526

100,500	Dah Sing Banking Group Ltd	90,992

36,800	Dah Sing Financial Holdings Ltd	119,173

1,222,000	First Pacific Co Ltd	478,385

260,495	Galaxy Entertainment Group Ltd *	1,452,841

212,000	Giordano International Ltd	42,894

186,500	HK Electric Investments & HK Electric Investments Ltd (b)	184,011

327,000	HKT Trust & HKT Ltd	441,238

231,000	IGG Inc	138,349

102,000	Johnson Electric Holdings Ltd	169,843

30,000	JS Global Lifestyle Co Ltd	34,601

113,000	K Wah International Holdings Ltd	42,889

85,500	Kerry Logistics Network Ltd	207,447

314,000	Kerry Properties Ltd	860,418

52,800	Luk Fook Holdings International Ltd	140,275

4,000	Orient Overseas International Ltd. (b)	113,158

376,000	Pacific Textiles Holdings Ltd	182,417

Shares	Description	Value ($)

	Hong Kong — continued

29,760	PAX Global Technology Ltd	22,210

1,086,000	PCCW Ltd	607,557

135,500	Power Assets Holdings Ltd (b)	853,992

268,000	Shun Tak Holdings Ltd *	68,489

60,500	SmarTone Telecommunications Holdings Ltd	34,510

102,000	Sun Hung Kai & Co Ltd	51,783

13,500	Sun Hung Kai Properties Ltd (b)	156,948

53,000	Swire Pacific Ltd – Class A (b)	292,889

56,500	Texhong Textile Group Ltd	70,315

180,000	Texwinca Holdings Ltd	37,577

258,000	VSTECS Holdings Ltd	265,250

80,900	VTech Holdings Ltd	665,093

2,592,500	WH Group Ltd	1,810,539

201,880	Xinyi Glass Holdings Ltd	537,756

189,000	Yue Yuen Industrial Holdings Ltd *	319,385

	Total Hong Kong	14,763,488

	Hungary — 0.0%

38,427	MOL Hungarian Oil & Gas Plc	299,742

3,495	OTP Bank Nyrt Plc *	133,366

	Total Hungary	433,108

	India — 2.8%

5	Amara Raja Batteries Ltd	37

23	Ambuja Cements Ltd	97

78,614	Apollo Tyres Ltd	193,919

242,669	Arvind Ltd *	383,465

18,741	Asian Paints Ltd	791,354

5	Astral Ltd	130

54,403	Axis Bank Ltd *	539,231

4,001	Bajaj Consumer Care Ltd	8,670

7,102	Balrampur Chini Mills Ltd	37,584

11,640	Bharat Electronics Ltd	32,688

18,119	Bharat Petroleum Corp Ltd	84,443

85,089	Brightcom Group Ltd	137,855

2,326	Clean Science & Technology Ltd *	57,289

176,772	Coal India Ltd	399,005

3	Colgate-Palmolive India Ltd	57

3,412	Coromandel International Ltd	35,058

3,900	Cummins India Ltd	49,858

2	Cyient Ltd	22

47,932	Dhampur Sugar Mills Ltd	240,217

2,681	Emami Ltd	17,619

315,467	GAIL India Ltd	609,779

44,323	Glenmark Pharmaceuticals Ltd	264,915

1,326	Godrej Properties Ltd *	26,613

6,703	Grasim Industries Ltd	143,180

9	Gujarat Gas Ltd	70

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	India — continued

8,151	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	59,896

68,257	Gujarat State Fertilizers & Chemicals Ltd	114,253

6,909	Gujarat State Petronet Ltd	26,531

184,262	HCL Technologies Ltd	2,768,454

24,036	HDFC Bank Ltd	457,085

12,000	HDFC Bank Ltd ADR	746,040

70,186	Hindalco Industries Ltd	537,884

9,003	Hindustan Aeronautics Ltd	165,749

89,468	Hindustan Petroleum Corp Ltd	325,470

17,479	Hindustan Unilever Ltd	506,266

11,763	Hindustan Zinc Ltd	48,977

21,541	Housing Development Finance Corp Ltd	680,057

82,548	ICICI Bank Ltd	816,515

459,335	Indiabulls Housing Finance Ltd	922,895

61,099	Indiabulls Real Estate Ltd *	88,321

152,712	Indian Oil Corp Ltd	234,498

26,857	Indus Towers Ltd *	77,408

13,107	Infosys Ltd	299,299

53,100	Infosys Ltd Sponsored ADR (b)	1,192,626

2,062,780	ITC Ltd	5,940,956

127,481	Jai Balaji Industries Ltd *	77,953

433,260	Karnataka Bank Ltd (The)	348,156

8	KEI Industries Ltd	106

1	KNR Constructions Ltd	4

2	L&T Technology Services Ltd	121

6,289	Mahanagar Gas Ltd	60,902

95,145	Mahindra & Mahindra Ltd	1,004,731

77	Manappuram Finance Ltd	118

13,868	Marico Ltd	94,074

13,609	Mindtree Ltd	704,691

218,033	National Aluminium Co Ltd	353,668

24,979	NBCC India Ltd	13,030

35,842	NCC Ltd	30,173

50,102	NHPC Ltd	18,241

354,867	NMDC Ltd	679,406

478,359	NTPC Ltd	851,861

3,045	Oberoi Realty Ltd *	37,027

2,884,029	Oil & Natural Gas Corp Ltd	6,201,853

482	Oracle Financial Services Software Ltd	21,837

28,405	Petronet LNG Ltd	81,660

1	PI Industries Ltd	33

3	Polycab India Ltd	94

1,346,055	Power Finance Corp Ltd	1,974,755

193,949	Power Grid Corp of India Ltd	537,859

6,569	Prestige Estates Projects Ltd	39,745

72,356	PTC India Ltd	81,995

56,068	Rajesh Exports Ltd	526,174

1,744,566	REC Ltd	2,845,308

166,085	Redington India Ltd	338,529

Shares	Description	Value ($)

	India — continued

2	Reliance Industries Ltd	63

2,047	Sobha Ltd	21,043

190,377	Sun Pharmaceutical Industries Ltd	2,139,346

12,668	Sun TV Network Ltd	75,889

18,431	Tata Consultancy Services Ltd	872,113

36,243	Tata Motors Ltd – Class A *	105,555

103,988	Tata Steel Ltd	1,698,696

20,805	Titan Co Ltd	709,295

167,956	TV18 Broadcast Ltd *	136,137

679	United Spirits Ltd *	8,080

4,557	UPL Ltd	40,509

7,026	Vardhman Textiles Ltd	240,750

7,963	Welspun Corp Ltd	15,287

199,249	Wipro Ltd	1,474,721

	Total India	44,523,923

	Indonesia — 0.5%

924,200	Adaro Energy Tbk PT	158,345

5,782,900	Bank Central Asia Tbk PT	3,264,827

1,612,400	Bank Mandiri Persero Tbk PT	871,730

442,547	Bank Negara Indonesia Persero Tbk PT	247,965

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	138,801

6,507,600	Bank Rakyat Indonesia Persero Tbk PT	2,080,871

1,935,900	Bukit Asam Tbk PT	425,290

179,200	Indo Tambangraya Megah Tbk PT	333,288

1,182,500	Media Nusantara Citra Tbk PT	71,980

138,120	Pakuwon Jati Tbk PT *	4,447

963,900	Panin Financial Tbk PT *	11,344

1,263,024	Telkom Indonesia Persero Tbk PT	381,323

35,548	United Tractors Tbk PT	62,031

	Total Indonesia	8,052,242

	Ireland — 0.6%

79,900	AIB Group Plc * (a)	210,798

320,010	Bank of Ireland Group Plc *	2,123,345

3,941	CRH Plc	179,151

12,640	CRH Plc Sponsored ADR	567,410

29,000	Glanbia Plc	405,972

111,663	Hibernia REIT Plc	145,760

3,640	Kingspan Group Plc	355,490

15,644	Origin Enterprises Plc	63,340

11,448	Permanent TSB Group Holdings Plc *	22,104

114,409	Ryanair Holdings Plc *	1,983,650

16,112	Ryanair Holdings Plc Sponsored ADR * (b)	1,606,528

7,054	Smurfit Kappa Group Plc (c)	350,035

37,501	Smurfit Kappa Group Plc (c)	1,872,883

	Total Ireland	9,886,466

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Israel — 0.4%

132,397	Bank Leumi Le-Israel BM	1,434,246

17,900	Check Point Software Technologies Ltd *	2,593,352

6,798	First International Bank of Israel Ltd	292,422

530	Fox Wizel Ltd	89,802

29,050	Isracard Ltd	152,466

213	Israel Corp Ltd (The) *	111,931

424,975	Oil Refineries Ltd *	152,280

257,400	Teva Pharmaceutical Industries Ltd Sponsored ADR *	2,092,662

	Total Israel	6,919,161

	Italy — 0.9%

34,484	A2A SPA (b)	61,523

12,314	ACEA SPA (b)	233,853

15,804	Anima Holding SPA	74,707

10,608	Azimut Holding SPA	253,122

16,544	Banca IFIS SPA	349,150

90,247	Banco BPM SPA	309,659

55,960	Cofide SPA *	25,143

22,116	Credito Emiliano SPA	158,815

5,505	De’ Longhi SPA	174,682

1,378	El.En. SPA (b)	19,984

161,034	Enel SPA (b)	1,186,650

7,503	Esprinet SPA	93,551

73,113	EXOR NV	5,539,451

180,666	Italgas SPA (b)	1,166,201

9,031	La Doria SPA	166,463

178,725	Leonardo SPA *	1,593,308

79,574	Poste Italiane SPA	912,675

847	Salcef SPA	20,926

2,484,855	Telecom Italia SPA	1,044,001

1,189,605	Telecom Italia SPA – RSP	494,004

6,007	Unieuro SPA (a)	118,926

260,188	Unipol Gruppo SPA	1,320,215

	Total Italy	15,317,009

	Japan — 14.4%

7,900	ADEKA Corp	183,219

20,700	Aeon Delight Co Ltd (a)	537,441

195,600	Aeon Mall Co Ltd (a)	2,750,537

68,800	AGC Inc	3,052,143

6,100	Aichi Corp	46,830

20,200	Aisin Corp	735,770

75,300	Amano Corp	1,476,219

6,600	AOKI Holdings Inc	34,436

55,300	Arcs Co Ltd (a)	1,047,336

343,300	Asahi Kasei Corp	3,221,811

128,100	Astellas Pharma Inc	2,137,248

3,600	Bando Chemical Industries Ltd	26,993

Shares	Description	Value ($)

	Japan — continued

76,200	Brother Industries Ltd	1,386,907

8,500	Calbee Inc (a)	191,129

2,500	Canon Electronics Inc	34,892

54,800	Canon Inc (b)	1,289,605

1,900	Canon Inc Sponsored ADR (b)	44,897

9,600	Canon Marketing Japan Inc	200,643

1,600	Cawachi Ltd (a)	34,169

3,400	Central Glass Co Ltd	61,012

1,600	Chiyoda Integre Co Ltd	27,667

121,700	Chugoku Marine Paints Ltd	975,359

31,700	Citizen Watch Co Ltd	138,088

4,300	CONEXIO Corp	52,103

43,900	Dai Nippon Printing Co Ltd	1,145,996

5,400	Dai Nippon Toryo Co Ltd	38,212

1,500	Dai-Dan Co Ltd	30,462

17,700	Daihen Corp	666,382

1,400	Daiichi Jitsugyo Co Ltd	53,241

59,600	Daiwa House Industry Co Ltd (b)	1,690,272

280,600	Daiwabo Holdings Co Ltd	4,343,509

99,800	Denka Co Ltd	3,065,122

800	Dowa Holdings Co Ltd	36,104

4,400	DTS Corp (b)	105,425

2,800	Ehime Bank Ltd (The)	23,398

1,300	Eizo Corp	41,774

43,600	Electric Power Development Co Ltd (b)	691,766

181,800	EXEO Group Inc	3,784,415

25,000	Ezaki Glico Co Ltd	852,859

129,200	Fuji Corp (a)	2,627,334

4,500	Fuji Electric Co Ltd	231,532

4,700	FUJIFILM Holdings Corp (b)	298,751

700	Fujimori Kogyo Co Ltd	24,294

9,600	Fujitsu Ltd (b)	1,394,726

2,600	Furuno Electric Co Ltd (a)	23,385

6,000	G-7 Holdings Inc	86,794

9,300	Hanwa Co Ltd	270,512

224,000	Haseko Corp	2,859,339

8,700	Hazama Ando Corp	70,077

1,800	Heiwado Co Ltd	31,374

18,700	Hitachi Ltd (b)	924,765

300	Hitachi Zosen Corp	2,080

42,600	Hogy Medical Co Ltd (b)	1,242,309

181,500	Honda Motor Co Ltd	5,514,132

2,300	Hyakujushi Bank Ltd (The)	36,021

21,900	Idemitsu Kosan Co Ltd	587,063

41,700	Iida Group Holdings Co Ltd	773,916

70,000	Inabata & Co Ltd	1,413,620

413,400	Inpex Corp	4,261,127

45,100	Isuzu Motors Ltd	609,960

187,900	ITOCHU Corp (b)	6,123,398

3,700	Itochu Enex Co Ltd	33,671

See accompanying notes to the financial statements.	35

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Japan — continued

600	Itochu-Shokuhin Co Ltd	26,100

23,300	Itoham Yonekyu Holdings Inc	140,009

11,600	Itoki Corp	36,261

6,800	Jaccs Co Ltd	192,043

105,500	Japan Tobacco Inc	1,940,267

123,000	JFE Holdings Inc	1,831,169

173,800	JVCKenwood Corp	280,611

344,300	K’s Holdings Corp	3,730,832

5,100	Kaga Electronics Co Ltd	134,226

127,600	Kajima Corp	1,717,303

3,500	Kamei Corp	32,054

2,700	Kanamoto Co Ltd	53,495

18,200	Kandenko Co Ltd	138,394

5,300	Kaneka Corp	173,357

122,500	Kanematsu Corp	1,495,576

900	Kato Sangyo Co Ltd	24,261

238,600	KDDI Corp	7,764,340

22,900	Kinden Corp	324,782

1,000	Kintetsu World Express Inc (b)	26,207

181,000	Kirin Holdings Co Ltd	3,009,208

3,497	Kohnan Shoji Co Ltd (a)	111,203

10,200	Kokuyo Co Ltd	142,995

15,401	Komeri Co Ltd	378,683

8,674	Konica Minolta Inc	36,748

81,800	Konoike Transport Co Ltd (b)	855,506

1,900	Kumagai Gumi Co Ltd	47,765

5,100	Kyokuto Kaihatsu Kogyo Co Ltd	64,389

103,500	Kyudenko Corp	2,778,637

6,800	Lintec Corp	151,576

3,300	Macnica Fuji Electronics Holdings Inc	77,670

94,900	Macromill Inc	932,525

116,200	Mandom Corp	1,393,421

85,500	Marubeni Corp	897,462

104,700	Maruichi Steel Tube Ltd	2,598,607

2,100	Maruzen Showa Unyu Co Ltd (b)	58,444

103,700	Maxell Ltd	1,068,224

14,900	MCJ Co Ltd	130,453

13,200	MEIJI Holdings Co Ltd	792,237

1,300	Melco Holdings Inc	43,580

1,700	Mirait Holdings Corp	28,891

70,900	Mitsubishi Corp (b)	2,383,919

3,400	Mitsubishi Research Institute Inc (b)	114,957

1,400	Mitsubishi Shokuhin Co Ltd	37,739

447,500	Mitsubishi UFJ Financial Group Inc (b)	2,747,195

3,100	Mitsuboshi Belting Ltd	58,434

26,400	Mitsui & Co Ltd (b)	658,223

22,400	Mitsui Chemicals Inc	572,646

6,200	Mitsui DM Sugar Holdings Co Ltd	110,679

5,595	Mixi Inc (b)	108,829

90,800	Morinaga & Co Ltd	2,954,260

Shares	Description	Value ($)

	Japan — continued

76,600	MS&AD Insurance Group Holdings Inc	2,591,891

74,900	NEC Corp (b)	3,240,595

15,400	NEC Networks & System Integration Corp (b)	236,784

6,400	NGK Insulators Ltd	99,391

3,600	NGK Spark Plug Co Ltd	64,874

99,200	NH Foods Ltd	3,723,247

4,700	Nichias Corp	106,471

5,500	Nichiha Corp	123,887

6,100	Nichireki Co Ltd	68,625

50,100	Nikon Corp	523,687

7,400	Nippn Corp (a)	109,775

1,800	Nippo Corp	62,278

2,000	Nippon Densetsu Kogyo Co Ltd	27,732

2,200	Nippon Soda Co Ltd	64,450

105,900	Nippon Steel Corp	1,938,919

3,100	Nippon Steel Trading Corp	147,051

43,200	Nippon Suisan Kaisha Ltd	204,568

209,500	Nippon Telegraph & Telephone Corp (b)	6,021,216

42,900	Nippon Television Holdings Inc (b)	490,770

1,500	Nissin Corp	22,622

8,400	Nissin Electric Co Ltd	106,897

7,600	Nojima Corp	168,804

11,300	Nomura Real Estate Holdings Inc (b)	281,354

1,600	Noritake Co Ltd	63,894

339,600	Obayashi Corp	2,843,468

17,800	Okamura Corp	183,410

16,000	Organo Corp	1,138,848

83,200	ORIX Corp	1,649,284

24,200	Osaka Gas Co Ltd (b)	442,891

1,700	Osaka Soda Co Ltd	46,515

112,200	Pacific Industrial Co Ltd	994,677

12,900	Panasonic Corp	134,719

250,000	Penta-Ocean Construction Co Ltd	1,315,977

4,300	Prima Meat Packers Ltd	90,770

5,700	Proto Corp	57,365

9,100	Raito Kogyo Co Ltd	155,042

42,300	Resona Holdings Inc	189,178

2,500	Restar Holdings Corp	43,201

900	Rion Co Ltd	17,006

18,000	Rohm Co Ltd	1,435,565

2,800	Roland DG Corp	74,094

1,300	Ryobi Ltd	12,375

18,400	San-A Co Ltd (a)	683,193

4,500	San-Ai Oil Co Ltd	37,414

10,800	Sanki Engineering Co Ltd	140,153

78,800	Sankyu Inc (b)	2,732,220

8,300	Sanwa Holdings Corp	92,758

48,800	Sawai Group Holdings Co Ltd	1,939,443

42,200	Secom Co Ltd (b)	3,099,437

36	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Japan — continued

114,400	Sega Sammy Holdings Inc	2,086,587

39,300	Seiko Epson Corp	604,451

3,500	Seiko Holdings Corp	73,143

5,300	Sekisui Chemical Co Ltd	86,793

160,100	Sekisui House Ltd	3,264,133

2,900	Sekisui Jushi Corp	48,410

11,800	Shimamura Co Ltd	1,070,379

243,200	Shimizu Corp	1,609,780

10,600	Shizuoka Gas Co Ltd (b)	80,021

800	Sinanen Holdings Co Ltd	24,093

3,600	Sinko Industries Ltd	54,487

196,000	SKY Perfect JSAT Holdings Inc (b)	737,044

122,260	Sojitz Corp	2,019,379

138,800	Stanley Electric Co Ltd	3,298,272

65,300	Subaru Corp	1,070,972

1,004,700	Sumitomo Chemical Co Ltd	4,796,668

72,500	Sumitomo Corp	1,182,882

181,100	Sumitomo Dainippon Pharma Co Ltd (a)	1,987,515

19,100	Sumitomo Electric Industries Ltd	253,555

166,600	Sumitomo Forestry Co Ltd	3,212,632

5,600	Sumitomo Heavy Industries Ltd	135,692

112,600	Sumitomo Mitsui Financial Group Inc	3,993,049

91,900	Sumitomo Mitsui Trust Holdings Inc	3,265,391

1,500	Sumitomo Seika Chemicals Co Ltd	42,690

7,500	Suzuki Motor Corp	298,635

1,200	T Hasegawa Co Ltd	25,196

233,600	T&D Holdings Inc	3,392,683

4,000	T-Gaia Corp (a)	60,496

80,200	Tachi-S Co Ltd	785,172

65,300	Taisei Corp	2,171,319

116,900	Takara Holdings Inc	1,161,503

32,900	Takara Leben Co Ltd	89,943

161,200	Takuma Co Ltd (a)	2,048,655

3,000	Tamron Co Ltd	61,651

247,600	Teijin Ltd	2,978,601

86,800	THK Co Ltd	1,994,056

71,400	Toho Holdings Co Ltd (b)	1,174,749

229,900	Tokai Carbon Co Ltd	2,206,642

821,400	Tokyo Electric Power Co Holdings Inc * (b)	2,578,368

70,300	Tokyo Gas Co Ltd (b)	1,431,893

72,700	Tokyo Seimitsu Co Ltd	3,027,034

20,800	Tokyu Construction Co Ltd	128,923

189,300	Toppan Inc	3,730,026

49,000	Toray Industries Inc	279,432

110,300	Tosei Corp	1,051,161

210,984	Tosoh Corp	3,274,066

8,300	Towa Pharmaceutical Co Ltd	215,086

35,400	Toyo Construction Co Ltd	184,458

28,100	Toyota Boshoku Corp	514,229

35,600	Toyota Industries Corp (b)	2,707,774

15,700	Toyota Tsusho Corp	651,785

2,200	TPR Co Ltd	26,628

Shares	Description	Value ($)

	Japan — continued

1,000	Tsubakimoto Chain Co	28,598

70,000	Tsumura & Co	1,944,230

6,000	TV Asahi Holdings Corp (b)	82,006

14,100	Ulvac Inc	703,778

5,300	Wacoal Holdings Corp	90,976

13,400	YAMABIKO Corp	155,190

33,400	Yamaha Motor Co Ltd	750,819

5,300	Yamazen Corp	47,503

4,900	Yellow Hat Ltd	69,570

42,100	Yokogawa Bridge Holdings Corp	769,046

18,800	Yokohama Rubber Co Ltd (The)	263,583

5,500	Yuasa Trading Co Ltd	143,065

71,700	Zenkoku Hosho Co Ltd (a)	3,015,168

	Total Japan	232,452,462

	Kuwait — 0.1%

18,005	Humansoft Holding Co KSC	219,159

554,796	Kuwait Finance House KSCP	1,735,518

	Total Kuwait	1,954,677

	Luxembourg — 0.1%

26,700	Ternium SA Sponsored ADR	1,048,776

	Malaysia — 0.0%

216,400	DRB-Hicom Bhd	76,488

116,300	Kossan Rubber Industries Bhd	47,947

72,200	Petronas Chemicals Group Bhd	164,500

77,800	Syarikat Takaful Malaysia Keluarga Bhd	69,019

485,300	Top Glove Corp Bhd	236,849

98,700	Westports Holdings Bhd	91,993

	Total Malaysia	686,796

	Mexico — 1.6%

41,936	America Movil SAB de CV – Class L Sponsored ADR	759,880

275,600	America Movil SAB de CV – Series L	250,558

83,612	Arca Continental SAB de CV	551,126

158,600	Banco del Bajio SA	385,639

6,376	Coca-Cola Femsa SAB de CV Sponsored ADR	351,063

495,200	Credito Real SAB de CV SOFOM ER *	38,927

69,492	El Puerto de Liverpool SAB de CV – Class C1	338,927

19,996	Fibra Uno Administracion SA de CV (REIT)	22,416

525,024	Fomento Economico Mexicano SAB de CV	4,218,700

22,600	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,817,040

302,608	Gentera SAB de CV *	227,831

1,440	Gruma SAB de CV – Class B	19,500

See accompanying notes to the financial statements.	37

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Mexico — continued

100	Grupo Aeroportuario del Centro Norte SAB de CV ADR	5,813

8,339	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	60,060

1,600	Grupo Aeroportuario del Pacifico SAB de CV – Class B *	23,433

3,060	Grupo Aeroportuario del Sureste SAB de CV – Class B	65,877

262,300	Grupo Bimbo SAB de CV – Series A	811,963

1,034,200	Grupo Financiero Banorte SAB de CV – Class O	7,018,381

25,856	Grupo Financiero Inbursa SAB de CV – Class O *	42,254

1,083,385	Grupo Mexico SAB de CV – Series B	5,534,092

90,500	Industrias Bachoco SAB de CV – Series B	303,037

53,856	Kimberly-Clark de Mexico SAB de CV – Class A	75,284

4,600	Orbia Advance Corp SAB de CV	11,751

74,100	Qualitas Controladora SAB de CV	405,938

29,200	Regional SAB de CV	173,409

8,151	Unifin Financiera SAB de CV SOFOM ENR *	10,149

794,700	Wal-Mart de Mexico SAB de CV	3,026,542

	Total Mexico	26,549,590

	Netherlands — 1.5%

127,226	ABN AMRO Bank NV CVA GDR	1,693,024

377,170	Aegon NV (a)	1,863,141

27,400	AerCap Holdings NV *	1,491,382

17,355	ForFarmers NV	70,795

125,402	ING Groep NV	1,464,506

59,341	JDE Peet’s NV (a)	1,948,120

128,445	Koninklijke Ahold Delhaize NV	3,951,256

7,301	Koninklijke BAM Groep NV *	20,541

64,266	NN Group NV	3,084,439

101,573	PostNL NV (b)	408,373

5,767	Prosus NV *	358,025

56,706	Randstad NV	3,864,439

38,746	Signify NV	1,982,005

45,513	Stellantis NV	830,101

4,839	Van Lanschot Kempen NV	122,425

2,907	Wolters Kluwer NV (b)	296,193

	Total Netherlands	23,448,765

	New Zealand — 0.1%

78,269	Auckland International Airport Ltd * (b)	378,980

298,491	Meridian Energy Ltd (b)	1,013,405

62,536	Spark New Zealand Ltd	192,004

	Total New Zealand	1,584,389

Shares	Description	Value ($)

	Norway — 0.7%

11,832	Austevoll Seafood ASA	167,066

30,967	BW LPG Ltd	184,539

45,147	Equinor ASA	1,419,218

62,441	Europris ASA	398,300

12,231	Kongsberg Gruppen ASA	431,376

631,489	Norsk Hydro ASA	5,996,673

132,889	Orkla ASA	1,244,819

14,029	Sbanken ASA	145,235

11,817	Selvaag Bolig ASA	67,788

15,914	SpareBank 1 Nord Norge	194,710

19,287	SpareBank 1 SMN	318,716

40,830	SpareBank 1 SR-Bank ASA	605,009

	Total Norway	11,173,449

	Peru — 0.0%

1,784	Credicorp Ltd	269,830

	Philippines — 0.0%

10,800	GT Capital Holdings Inc	122,307

4,691	Manila Electric Co	33,755

758,080	Megaworld Corp	47,631

76,600	Puregold Price Club Inc	52,626

80,750	Semirara Mining & Power Corp – Class A	43,784

	Total Philippines	300,103

	Poland — 0.3%

14,716	Asseco Poland SA	259,310

108,745	Bank Polska Kasa Opieki SA	2,983,312

3,461	Budimex SA	188,269

25,688	Cyfrowy Polsat SA	166,302

35,171	Polski Koncern Naftowy ORLEN SA	594,103

581,280	Polskie Gornictwo Naftowe i Gazownictwo SA	766,074

17,142	Powszechny Zaklad Ubezpieczen SA	128,610

	Total Poland	5,085,980

	Portugal — 0.2%

14,825	CTT – Correios de Portugal SA	71,814

160,251	Galp Energia SGPS SA	1,773,867

19,389	Jeronimo Martins SGPS SA	422,713

51,896	Navigator Co SA (The)	185,443

85,939	NOS SGPS SA	330,856

626,748	Sonae SGPS SA	682,198

	Total Portugal	3,466,891

	Qatar — 0.1%

7,568	Qatar Gas Transport Co Ltd	7,841

135,099	Qatar National Bank QPSC	810,702

14,520	Qatar National Cement Co QSC	24,710

	Total Qatar	843,253

38	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Russia — 1.0%

3,038,020	Alrosa PJSC	1,959,267

10,190	Detsky Mir PJSC	7,179

148,200,000	Federal Grid Co Unified Energy System PJSC	102,531

68,395	Fix Price Group Ltd GDR (d)	41,174

164,130	Gazprom Neft PJSC	535,236

3,296	Gazprom Neft PJSC Sponsored ADR	52,226

497,450	Gazprom PJSC	794,467

776,704	Gazprom PJSC Sponsored ADR	2,054,791

7,736	Globaltrans Investment Plc Sponsored GDR (Registered)	14,464

6,310,100	Inter RAO UES PJSC	140,945

1	LSR Group PJSC GDR (Registered) (d)	1

19,776	LSR Group PJSC – Class A	81,454

13	LUKOIL PJSC	376

74,931	LUKOIL PJSC Sponsored ADR	1,405,470

7,805	Magnit PJSC Sponsored GDR (Registered)	12,388

1,468,850	Magnitogorsk Iron & Steel Works PJSC	516,947

30,345	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	84,971

12,700	Mechel PJSC Sponsored ADR * (d)	19,873

45,541	MMC Norilsk Nickel PJSC ADR	625,293

16,770	Mobile TeleSystems PJSC	33,232

20,400	Mobile TeleSystems PJSC ADR (d)	78,037

361,420	Moscow Exchange MICEX-RTS PJSC	270,971

3,294,000	Mosenergo PJSC	46,590

7,572	Novatek PJSC Sponsored GDR (Registered)	291,689

117,310	Novolipetsk Steel PJSC	168,790

109,470	Novolipetsk Steel PJSC GDR	839,290

10,465	PhosAgro PJSC GDR (Registered)	64,024

130,264	Polymetal International Plc	609,036

622	Polyus PJSC	65,427

19,187	Polyus PJSC GDR (Registered)	1,023,985

46,000	QIWI Plc Sponsored ADR (c) (d)	181,404

1,352	QIWI Plc Sponsored ADR (c)	4,613

9,900	Raspadskaya OJSC	22,376

5,248	Ros Agro Plc GDR (Registered)	36,323

1,879,040	ROSSETI PJSC	9,392

23,515,000	RusHydro PJSC	131,048

9,562	RusHydro PJSC ADR	4,797

1,286,440	Sberbank of Russia PJSC	644,740

597,803	Sberbank of Russia PJSC Sponsored ADR	624,741

91,185	Severstal PAO GDR (Registered)	462,916

425	Severstal PJSC	4,904

11,580	SFI PJSC *	42,722

2,709,800	Surgutneftegas PJSC	490,377

323,082	Surgutneftegas PJSC Sponsored ADR	555,315

55,398	Tatneft PJSC Sponsored ADR	754,958

1,300,440	Unipro PJSC	18,029

Shares	Description	Value ($)

	Russia — continued

50,950	United Co Rusal International PJSC *	21,479

8,456	X5 Retail Group NV GDR (Registered)	22,124

	Total Russia	15,972,382

	Singapore — 0.7%

100,500	AIMS APAC (REIT)	100,323

101,400	ARA LOGOS Logistics Trust (REIT)	62,531

67,200	Ascendas India Trust	59,130

148,800	Ascendas Real Estate Investment Trust (REIT)	305,106

155,300	Asian Pay Television Trust	15,581

93,594	Capitaland Investment Ltd *	256,472

228,800	ComfortDelGro Corp Ltd	238,992

101,635	DBS Group Holdings Ltd	2,555,117

187,200	First Real Estate Investment Trust	41,558

1,318,100	Golden Agri-Resources Ltd	278,704

391,840	Japfa Ltd (a)	171,338

49,216	Jardine Cycle & Carriage Ltd	794,869

125,900	Keppel Corp Ltd	560,501

78,000	Lendlease Global Commercial (REIT)	47,616

136,600	Sasseur Real Estate Investment Trust (a)	85,353

53,700	Sembcorp Industries Ltd	100,098

27,500	Sheng Siong Group Ltd	30,896

329,700	Silverlake Axis Ltd.	69,673

700	Singapore Exchange Ltd	4,856

142,200	StarHub Ltd	131,436

6,300	UOL Group Ltd	32,649

270,400	Wilmar International Ltd	878,809

3,609,899	Yangzijiang Shipbuilding Holdings Ltd	3,692,748

223,700	Yanlord Land Group Ltd	199,264

	Total Singapore	10,713,620

	South Africa — 1.0%

427,675	Absa Group Ltd	4,916,838

32,844	Aspen Pharmacare Holdings Ltd	430,238

19,085	Astral Foods Ltd	202,579

67,174	Barloworld Ltd	536,048

113,934	Bidvest Group Ltd (The)	1,561,045

77,272	Blue Label Telecoms Ltd *	26,706

15,645	Imperial Logistics Ltd	66,972

48,127	Investec Ltd	270,930

68,642	Kumba Iron Ore Ltd	2,713,335

18,305	Lewis Group Ltd	55,390

31,586	Metair Investments Ltd	57,478

106,659	Motus Holdings Ltd	762,166

160,130	MTN Group Ltd *	1,998,830

49,611	Old Mutual Ltd	40,731

13,551	Pepkor Holdings Ltd	19,357

30,943	Raubex Group Ltd	80,731

32,778	Reunert Ltd	100,274

See accompanying notes to the financial statements.	39

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	South Africa — continued

492,133	RMB Holdings Ltd	53,491

307,875	Telkom SA SOC Ltd *	826,782

141,915	Truworths International Ltd	539,780

90,743	Tsogo Sun Gaming Ltd *	68,645

15,741	Wilson Bayly Holmes-Ovcon Ltd	85,412

	Total South Africa	15,413,758

	South Korea — 4.3%

257,969	BNK Financial Group Inc	1,698,223

544	Cheil Worldwide Inc	10,228

223	CJ CheilJedang Corp	70,636

907	Coway Co Ltd	54,473

63,888	Daewoo Engineering & Construction Co Ltd *	336,044

2,167	Daihan Pharmaceutical Co Ltd	52,039

5,533	Daou Data Corp	64,012

5,705	DB Insurance Co Ltd	293,711

115,002	DGB Financial Group Inc	910,291

688	DL E&C Co Ltd	74,170

396	Dongkuk Steel Mill Co Ltd	5,503

34,093	Dongwon Development Co Ltd	138,644

609	Doosan Bobcat Inc	19,546

3,629	Fila Holdings Corp	107,239

22,868	GS Engineering & Construction Corp	821,855

592	GS Holdings Corp	19,796

1,141	GS Retail Co Ltd	25,373

168	HAESUNG DS Co Ltd *	7,525

119,971	Hana Financial Group Inc	4,874,162

581	Hana Materials Inc	25,335

47,869	Hankook Tire & Technology Co Ltd	1,410,375

1,023	Hanmi Semiconductor Co Ltd	28,839

2,208	Hanwha Aerospace Co Ltd	96,414

28,888	Hanwha Investment & Securities Co Ltd *	117,021

89,253	Hanwha Life Insurance Co Ltd *	220,415

38,379	HDC Hyundai Development Co-Engineering & Construction *	516,508

308	Hyosung TNC Corp	125,244

229	Hyundai Autoever Corp	20,762

31,751	Hyundai Engineering & Construction Co Ltd	1,156,759

4,813	Hyundai Home Shopping Network Corp	234,025

4,707	Hyundai Marine & Fire Insurance Co Ltd	113,058

1,312	Hyundai Mobis Co Ltd	246,349

2,160	Hyundai Motor Co GDR (Registered)	77,136

18,286	Industrial Bank of Korea	164,273

56,972	JB Financial Group Co Ltd	390,226

52,707	KB Financial Group Inc	2,600,270

7,326	KC Co Ltd	119,225

272	KCC Corp	76,157

643	KCC Glass Corp	31,236

123,780	Kia Corp	7,673,780

Shares	Description	Value ($)

	South Korea — continued

882	KIWOOM Securities Co Ltd *	74,895

58	Kolon Industries Inc	2,861

1,179	Korea Petrochemical Ind Co Ltd *	168,645

6,570	Korea Real Estate Investment & Trust Co Ltd	12,029

645	Korea Zinc Co Ltd	295,823

37,569	KT Skylife Co Ltd	266,778

130,703	KT&G Corp	8,688,684

5,073	Kumho Petrochemical Co Ltd *	684,402

13,560	LF Corp	202,109

53,286	LG Electronics Inc	5,562,864

526	LG Household & Health Care Ltd	417,351

2,811	LG Uplus Corp	30,877

3,755	Lotte Chemical Corp	692,046

9,739	LOTTE Fine Chemical Co Ltd	647,893

1,391	LX Semicon Co Ltd	133,610

317	Meritz Financial Group Inc	9,748

700	Meritz Fire & Marine Insurance Co Ltd	24,057

5,706	Meritz Securities Co Ltd	27,942

21,590	Mirae Asset Life Insurance Co Ltd	73,651

14,874	NAVER Corp	3,963,285

1,743	NH Investment & Securities Co Ltd *	16,867

10,945	POSCO	2,604,075

4,346	POSCO Sponsored ADR	257,805

652	PSK Inc	26,014

7,767	Samjin Pharmaceutical Co Ltd	163,928

1,739	Samsung C&T Corp	160,606

178,588	Samsung Electronics Co Ltd	10,760,530

21,427	Samsung Engineering Co Ltd *	418,578

935	Samsung Fire & Marine Insurance Co Ltd	148,684

658	Samsung Life Insurance Co Ltd	32,900

907	Samsung SDS Co Ltd	106,480

1,865	Samsung Securities Co Ltd	66,099

1,510	SD Biosensor Inc	68,843

326	Sebang Global Battery Co Ltd	17,411

117,835	Shinhan Financial Group Co Ltd	3,833,850

3,056	SK Telecom Co Ltd	139,455

50,593	SK Telecom Co Ltd Sponsored ADR	1,268,367

21	SKC Co Ltd	2,442

2,438	SL Corp *	48,600

510	SM Entertainment Co Ltd	31,890

168	Unid Co Ltd	12,252

148,952	Woori Financial Group Inc	1,781,704

5,838	Woori Technology Investment Co Ltd *	41,812

	Total South Korea	69,015,619

	Spain — 1.4%

659	Acciona SA (b)	112,619

203,598	Acerinox SA	2,588,483

40	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Spain — continued

15,955	ACS Actividades de Construccion y Servicios SA (a)	387,716

48,634	Amadeus IT Group SA * (b)	3,208,706

41,700	Atresmedia Corp de Medios de Comunicacion SA (b)	180,246

822,323	Banco Bilbao Vizcaya Argentaria SA	4,879,438

2,202,224	Banco de Sabadell SA *	1,904,206

1,214,102	Banco Santander SA	4,042,978

47,618	Bankinter SA	270,391

23,037	Cia de Distribucion Integral Logista Holdings SA (b)	418,388

27,450	Faes Farma SA	105,006

897	Grupo Catalana Occidente SA	28,914

87,060	Industria de Diseno Textil SA (b)	2,271,027

102,122	Mediaset Espana Comunicacion SA *	523,890

2,074	Red Electrica Corp SA (b)	41,087

50,208	Repsol SA	651,501

50,833	Telefonica SA	242,774

252,077	Unicaja Banco SA	237,659

	Total Spain	22,095,029

	Sweden — 0.3%

1,725	Bufab AB	60,413

13,589	Investor AB – A Shares (b)	300,487

95,763	Investor AB – B Shares	1,949,971

27,367	Inwido AB	423,755

35,209	Kinnevik AB – Class B *	896,432

1,701	KNOW IT AB (b)	56,103

6,220	New Wave Group AB – B Shares	94,051

14,105	Securitas AB – B Shares	170,767

50,337	Skanska AB – B Shares	1,139,292

13,945	SSAB AB – A Shares *	87,270

20,043	Svenska Cellulosa AB SCA – Class B	327,012

	Total Sweden	5,505,553

	Switzerland — 0.6%

41,542	Adecco Group AG (Registered)	1,961,972

404	ALSO Holding AG (Registered) *	107,793

1,804	BKW AG (b)	227,288

2,121	Bobst Group SA (Registered) *	192,988

373	Cie Financiere Richemont SA – Class A (Registered) (b)	49,947

119	Huber + Suhner AG (Registered)	11,473

244	Kardex Holding AG (Registered)	63,346

17,755	Logitech International SA (Registered)	1,328,587

2,853	Mobilezone Holding AG (Registered)	42,187

15,043	Novartis AG (Registered) (b)	1,322,150

4,600	Novartis AG Sponsored ADR (b)	402,316

8,492	Roche Holding AG – Genusschein (b)	3,216,203

14,025	UBS Group AG (Registered) (b)	258,015

Shares	Description	Value ($)

	Switzerland — continued

1,742	Zehnder Group AG – Class RG	150,670

	Total Switzerland	9,334,935

	Taiwan — 5.9%

98,560	Acer Inc	102,288

7,207	Acter Group Corp Ltd	56,899

489,000	AmTRAN Technology Co Ltd	283,139

23,000	Arcadyan Technology Corp	95,267

713,035	Asustek Computer Inc	9,512,225

19,000	Aten International Co Ltd	54,947

8,400	Aurora Corp	27,571

898,000	Catcher Technology Co Ltd	4,609,263

1,493,399	Cathay Financial Holding Co Ltd	3,358,110

150,651	Chailease Holding Co Ltd	1,367,235

79,000	Chicony Electronics Co Ltd	254,117

295,490	China Development Financial Holding Corp	202,356

52,000	China Steel Corp	67,618

683,000	Chipbond Technology Corp	1,699,481

9,280	Chong Hong Construction Co Ltd	25,355

200,000	Chunghwa Telecom Co Ltd	888,923

913,000	Compal Electronics Inc	831,754

360,440	Coretronic Corp	923,700

1,248,000	CTBC Financial Holding Co Ltd	1,219,892

86,000	Delta Electronics Inc	766,441

13,000	E.Sun Financial Holding Co Ltd	13,742

72,000	Elan Microelectronics Corp	427,611

70,000	Elite Material Co Ltd	686,438

91,000	Farglory Land Development Co Ltd	199,090

46,000	First Financial Holding Co Ltd	42,354

315,000	FLEXium Interconnect Inc *	1,075,293

6,000	Formosa Petrochemical Corp	21,106

251,000	Formosa Plastics Corp	947,780

195,821	Foxconn Technology Co Ltd	450,731

1,792,175	Fubon Financial Holding Co Ltd	4,838,987

6,080	Fusheng Precision Co Ltd	42,900

15,000	Gamania Digital Entertainment Co Ltd	34,114

11,560	Getac Holdings Corp	24,427

74,000	Gigabyte Technology Co Ltd	379,190

445,000	Grand Pacific Petrochemical	456,425

26,000	HannStar Display Corp	14,996

22,000	Holiday Entertainment Co Ltd	47,740

10,000	Holtek Semiconductor Inc	39,068

3,673,318	Hon Hai Precision Industry Co Ltd	13,644,753

78,000	Huaku Development Co Ltd	253,209

86,820	IEI Integration Corp	144,618

32,721	Innodisk Corp	248,511

28,000	International Games System Co Ltd	692,062

210,000	King’s Town Bank Co Ltd	303,439

62,000	Kung Long Batteries Industrial Co Ltd	303,606

See accompanying notes to the financial statements.	41

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Taiwan — continued

13,000	Largan Precision Co Ltd	944,747

591,000	Lite-On Technology Corp ADR	1,453,198

2,807	Makalot Industrial Co Ltd	22,174

176,000	MediaTek Inc	6,954,786

91,120	Mega Financial Holding Co Ltd	122,793

5,408	Merry Electronics Co Ltd	15,871

196,000	Micro-Star International Co Ltd	1,104,808

246,000	Mitac Holdings Corp	297,374

266,000	Nan Ya Plastics Corp	838,964

140,903	Nantex Industry Co Ltd	375,329

26,000	Nichidenbo Corp	49,234

4,800	Nien Made Enterprise Co Ltd	62,226

65,000	Novatek Microelectronics Corp	1,077,600

52,000	Pegatron Corp	128,885

121,000	Phison Electronics Corp	2,238,758

1,337,000	Pou Chen Corp	1,541,845

48,000	Powertech Technology Inc	162,813

160,000	Qisda Corp ADR	176,829

175,000	Quanta Computer Inc	585,182

131,472	Radiant Opto-Electronics Corp	475,380

634,400	Ruentex Development Co Ltd	1,638,037

273,400	Ruentex Industries Ltd	1,137,387

89,000	Shin Kong Financial Holding Co Ltd	36,093

31,760	Shin Zu Shing Co Ltd	103,172

76,000	Shinkong Insurance Co Ltd	129,396

39,900	Simplo Technology Co Ltd	447,748

22,945	Sinmag Equipment Corp	85,521

39,000	Sitronix Technology Corp	413,195

29,750	Syncmold Enterprise Corp	72,509

692,000	Taiwan Cement Corp	1,174,755

30,000	Taiwan Sakura Corp	72,108

592,000	Taiwan Semiconductor Manufacturing Co Ltd	12,727,737

22,885	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	2,448,924

6,760	TCI Co Ltd	47,405

80,000	Teco Electric and Machinery Co Ltd	86,414

23,000	Test Research Inc	51,607

36,681	TOPBI International Holdings Ltd *	14,048

40,000	Transcend Information Inc	101,452

94,000	Tripod Technology Corp	430,975

6,000	Tung Ho Steel Enterprise Corp	15,113

68,560	Uni-President Enterprises Corp	164,948

77,624	United Integrated Services Co Ltd	491,426

178,000	Universal Inc	256,373

24,000	USI Corp	24,615

47,000	Vanguard International Semiconductor Corp	213,303

10,000	Via Technologies Inc	22,934

7,000	Visual Photonics Epitaxy Co Ltd	28,474

Shares	Description	Value ($)

	Taiwan — continued

28,000	Walsin Technology Corp *	148,311

2,694,000	Yuanta Financial Holding Co Ltd	2,406,530

6,000	Yulon Nissan Motor Co Ltd	53,294

33,000	Zeng Hsing Industrial Co Ltd	169,416

	Total Taiwan	95,520,787

	Thailand — 0.8%

1,825,224	AP Thailand Pcl NVDR	593,289

128,900	Bangkok Bank Pcl NVDR	555,346

32,300	CP ALL Pcl (Foreign Registered)	67,482

34,600	CP ALL Pcl NVDR	72,287

11,300	Delta Electronics Thailand Pcl NVDR	141,479

17,200	Kasikornbank Pcl (Foreign Registered)	86,503

900,400	Kasikornbank Pcl NVDR	4,528,346

1,215,600	Krung Thai Bank Pcl NVDR	522,985

53,632	Pruksa Holding Pcl NVDR	23,645

53,100	PTT Exploration & Production Pcl NVDR	223,564

1,307,400	PTT Global Chemical Pcl NVDR	2,130,626

237,500	PTT Pcl NVDR	289,101

3,453,500	Sansiri Pcl NVDR	130,805

217,304	Siam Cement Pcl NVDR (The)	2,615,174

112,748	Siam Commercial Bank Pcl NVDR (The)	435,687

141,300	Somboon Advance Technology Pcl NVDR	91,431

23,760	Supalai Pcl (Foreign Registered)	16,002

97,624	Supalai Pcl NVDR	65,747

1,555,100	Thai Union Group Pcl NVDR	972,562

80,000	Thai Vegetable Oil Pcl NVDR	79,702

	Total Thailand	13,641,763

	Turkey — 0.7%

1,316,070	Akbank TAS	671,759

480,551	Arcelik AS	1,922,814

519,002	Dogan Sirketler Grubu Holding AS	95,625

63,018	Dogus Otomotiv Servis ve Ticaret AS	213,810

73,924	Enerjisa Enerji AS	70,896

249,129	Eregli Demir ve Celik Fabrikalari TAS	560,692

102,847	Ford Otomotiv Sanayi AS	2,004,746

1,170,159	Haci Omer Sabanci Holding AS	1,316,153

15,249	Koza Altin Isletmeleri AS *	126,429

166,633	Tofas Turk Otomobil Fabrikasi AS	968,190

2,801,385	Turkiye Garanti Bankasi AS	2,245,216

153,019	Vestel Elektronik Sanayi ve Ticaret AS	248,815

511,431	Yapi ve Kredi Bankasi AS	132,097

	Total Turkey	10,577,242

	United Arab Emirates — 0.0%

20,644	Dubai Islamic Bank PJSC	34,309

	United Kingdom — 4.2%

124,054	3i Group Plc	2,209,913

42	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	United Kingdom — continued

134,901	Airtel Africa Plc	254,883

5,111	Bank of Georgia Group Plc	90,525

380,860	Barratt Developments Plc	3,102,186

35,068	Bellway Plc	1,348,875

83,495	Berkeley Group Holdings Plc	4,342,266

40,000	BP Plc Sponsored ADR (b)	1,168,400

47,424	British American Tobacco Plc (b)	2,078,446

43,900	British American Tobacco Plc Sponsored ADR (b)	1,942,136

2,432,378	BT Group Plc	6,069,009

29,584	Centrica Plc * (b)	30,471

11,654	CMC Markets Plc	36,429

116,258	Coca-Cola HBC AG *	2,953,713

221,802	Compass Group Plc (b)	5,013,402

2,537	Computacenter Plc (b)	92,864

46,229	Crest Nicholson Holdings Plc	189,736

892	DCC Plc	69,998

4,137	EMIS Group Plc (b)	68,246

23,265	Evraz Plc	44,848

262,378	Ferrexpo Plc	595,136

11,710	Galliford Try Holdings Plc	27,014

3,400	GlaxoSmithKline Plc Sponsored ADR (b)	142,324

11,933	Grafton Group Plc	171,359

72,648	Halfords Group Plc	269,933

3,376	IMI Plc	66,136

32,754	Imperial Brands Plc	716,208

144,010	Indivior Plc *	541,883

22,506	International Personal Finance Plc	33,683

85,553	Investec Plc	464,013

454,468	ITV Plc * (b)	669,589

38,809	J Sainsbury Plc	143,132

84,890	JD Sports Fashion Plc (b)	170,768

4,789	Keller Group Plc	50,677

1,175,646	Kingfisher Plc (b)	4,795,878

361,170	Legal & General Group Plc	1,335,400

1,550,591	M&G Plc	4,268,584

23,885	Marks & Spencer Group Plc *	55,670

258,566	Micro Focus International Plc (b)	1,343,879

16,499	Morgan Advanced Materials Plc	67,049

14,875	Morgan Sindall Group Plc	460,050

6,503	Next Plc (b)	595,430

3,429	Numis Corp Plc	11,821

51,383	OSB Group Plc	343,369

61,108	Paragon Banking Group Plc	411,442

126,276	Persimmon Plc	4,064,007

43,838	Pets at Home Group Plc	211,929

70,375	Plus500 Ltd	1,313,199

158,059	Premier Foods Plc	232,687

110,446	Reach Plc (b)	337,360

35,451	Redde Northgate Plc (b)	179,920

Shares	Description	Value ($)

	United Kingdom — continued

97,894	Redrow Plc	746,296

11,000	Rio Tinto Plc Sponsored ADR (b)	864,380

158,662	Royal Mail Plc (b)	833,857

44,288	Serica Energy Plc	164,668

153,151	Shell Plc (b)	4,038,713

41,626	Spirent Communications Plc	136,198

28,209	Tate & Lyle Plc	283,176

723,367	Taylor Wimpey Plc	1,450,919

1,270	TBC Bank Group Plc	20,439

15,564	Unilever Plc (c)	780,916

15,642	Unilever Plc (b) (c)	785,729

12,980	Vesuvius Plc	68,964

9,507	Vistry Group Plc	127,877

131,507	WPP Plc (b)	1,849,631

	Total United Kingdom	67,347,638

	United States — 14.0%

29,400	Aflac, Inc.	1,796,046

600	AGNC Investment Corp. (REIT)	7,746

30,300	Alliance Data Systems Corp. (b)	2,043,735

2,800	Allstate Corp. (The) (b)	342,608

47,500	Ally Financial, Inc.	2,370,250

23,753	American Express Co. (b)	4,620,909

3,300	Arch Capital Group Ltd. *	155,463

20,200	Arrow Electronics, Inc. *	2,461,976

87,700	AT&T, Inc. (b)	2,077,613

4,000	Bath & Body Works, Inc. (b)	213,480

20,600	Best Buy Co., Inc. (b)	1,990,784

3,400	Bio-Rad Laboratories, Inc. – Class A *	2,128,264

9,100	Biogen, Inc. *	1,920,191

1,638	Booking Holdings, Inc. * (b)	3,558,146

120,523	BorgWarner, Inc.	4,942,648

22,600	Bristol-Myers Squibb Co. (b)	1,551,942

16,800	Capital One Financial Corp. (b)	2,574,936

52,300	Carrier Global Corp.	2,347,224

23,800	CBRE Group, Inc. – Class A * (b)	2,305,030

30,100	Centene Corp. * (b)	2,486,862

24,448	Chevron Corp. (b)	3,520,512

11,600	Cigna Corp. (b)	2,758,248

41,500	Citigroup, Inc. (b)	2,458,045

9,800	Citizens Financial Group, Inc.	513,716

25,600	Cognizant Technology Solutions Corp. – Class A (b)	2,204,928

31,200	Comcast Corp. – Class A (b)	1,458,912

14,100	CVS Health Corp. (b)	1,461,465

66,077	Darling Ingredients, Inc. *	4,789,261

17,800	Discover Financial Services (b)	2,197,232

61,200	DISH Network Corp. – Class A * (b)	1,955,952

26,600	DR Horton, Inc.	2,271,640

32,400	eBay, Inc. (b)	1,768,716

See accompanying notes to the financial statements.	43

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	United States — continued

42,749	EOG Resources, Inc.	4,912,715

42,400	Fidelity National Financial, Inc.	2,019,936

8,200	FleetCor Technologies, Inc. * (b)	1,920,440

112,300	Ford Motor Co.	1,971,988

12,900	Fox Corp. – Class A (b)	539,607

70,300	Fox Corp. – Class B (b)	2,689,678

58,900	Franklin Resources, Inc.	1,751,097

45,900	General Motors Co. *	2,144,448

35,800	Gilead Sciences, Inc. (b)	2,162,320

16,121	Global Payments, Inc. (b)	2,150,219

4,600	Goldman Sachs Group, Inc. (The) (b)	1,569,934

28,185	Green Plains, Inc. *	922,777

28,774	Hasbro, Inc.	2,792,517

22,549	Hilton Worldwide Holdings, Inc. * (b)	3,356,644

69,300	HP, Inc.	2,381,148

20,400	IAC/InterActiveCorp * (b)	2,341,104

27,400	Incyte Corp. *	1,871,420

54,000	Intel Corp. (b)	2,575,800

27,402	Intercontinental Exchange, Inc. (b)	3,510,744

21,800	International Business Machines Corp. (b)	2,670,718

81,100	Invesco Ltd.	1,722,564

16,400	Jazz Pharmaceuticals Plc *	2,253,688

159,900	Kinder Morgan, Inc.	2,782,260

27,300	Kohl’s Corp.	1,518,426

39,100	Kroger Co. (The) (b)	1,829,880

9,900	Laboratory Corp. of America Holdings * (b)	2,685,474

47,621	Las Vegas Sands Corp. * (b)	2,041,036

14,800	Leidos Holdings, Inc. (b)	1,507,232

25,300	Lennar Corp. – Class A	2,273,964

31,800	Liberty Global Plc – Class A *	819,804

60,900	Liberty Global Plc – Class C *	1,575,483

38,300	Lincoln National Corp.	2,582,186

29,600	LKQ Corp. (b)	1,389,720

147,700	Lumen Technologies, Inc.	1,530,172

81,627	Lyft, Inc. – Class A * (b)	3,178,555

27,300	LyondellBasell Industries NV – Class A (b)	2,654,379

2,530	Markel Corp. *	3,144,562

26,000	Merck & Co., Inc. (b)	1,991,080

3,000	Meta Platforms, Inc. – Class A * (b)	633,090

41,000	MetLife, Inc.	2,769,550

30,100	Micron Technology, Inc. (b)	2,674,686

7,300	Mohawk Industries, Inc. *	1,027,694

51,600	Molson Coors Brewing Co. – Class B	2,692,488

17,700	NRG Energy, Inc. (b)	669,768

30	NVR, Inc. *	148,753

9,100	Omnicom Group, Inc. (b)	763,399

26,800	Oracle Corp. (b)	2,035,996

3,500	Owens Corning	326,165

68,400	Paramount Global – Class B (b)	2,093,724

4,700	Principal Financial Group, Inc.	332,008

Shares	Description	Value ($)

	United States — continued

24,300	Prudential Financial, Inc.	2,713,338

47,500	PulteGroup, Inc.	2,358,850

16,200	Quest Diagnostics, Inc. (b)	2,126,574

288,100	Qurate Retail, Inc. – Series A	1,587,431

40,077	Raytheon Technologies Corp. (b)	4,115,908

4,500	Regeneron Pharmaceuticals, Inc. * (b)	2,782,620

10,300	Regions Financial Corp.	249,157

7,600	Resolute Forest Products, Inc. (c)	94,772

6,900	Resolute Forest Products, Inc. (c)	86,230

73,515	Sensata Technologies Holding Plc *	4,257,254

1,500	Skyworks Solutions, Inc.	207,255

500	Snap-on, Inc.	105,090

13,300	SS&C Technologies Holdings, Inc. (b)	997,101

12,100	Steel Dynamics, Inc.	854,018

60,100	Synchrony Financial	2,571,078

22,700	Textron, Inc.	1,660,051

27,800	Tyson Foods, Inc. – Class A (b)	2,575,948

18,900	Universal Health Services, Inc. – Class B (b)	2,720,277

75,389	US Bancorp	4,262,494

39,400	Verizon Communications, Inc. (b)	2,114,598

5,799	Verso Corp. – Class A	153,731

44,883	VF Corp.	2,604,112

153,400	Viatris, Inc.	1,688,934

16,000	VMware, Inc. – Class A (b)	1,877,120

13,500	Walgreens Boots Alliance, Inc. (b)	622,215

79,100	Wells Fargo & Co.	4,221,567

116,000	Western Union Co. (The) (b)	2,108,880

39,600	Western Digital Corp. *	2,017,224

9,200	Whirlpool Corp.	1,851,684

7,500	Zoom Video Communications, Inc. – Class A * (b)	994,500

	Total United States	225,737,531

	TOTAL COMMON STOCKS (COST $1,294,231,128)	1,268,469,337

	PREFERRED STOCKS (f) — 1.4%

	Brazil — 0.8%

591,693	Bradespar SA	3,405,935

278,400	Cia Energetica de Minas Gerais	684,104

119,000	Cia Energetica de Minas Gerais Sponsored ADR (b)	299,880

1,277,400	Cia Paranaense de Energia – Class B	1,706,853

57,900	Gerdau SA	287,173

7,900	Gerdau SA Sponsored ADR	38,473

670,200	Petroleo Brasileiro SA	4,405,531

189,500	Petroleo Brasileiro SA Sponsored ADR	2,480,555

18,200	Usinas Siderurgicas de Minas Gerais SA Usiminas – Class A	51,447

	Total Brazil	13,359,951

44	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)
	Chile — 0.0%

1,900	Sociedad Quimica y Minera de Chile SA Sponsored ADR	125,742

2,163	Sociedad Quimica y Minera de Chile SA – Class B	143,649

	Total Chile	269,391

	Colombia — 0.0%

297,879	Grupo Aval Acciones y Valores SA	80,201

	Germany — 0.1%

17,917	Bayerische Motoren Werke AG	1,448,912

5,449	Draegerwerk AG & Co KGaA (b)	308,700

1,243	Sixt SE (b)	101,361

1,552	Villeroy & Boch AG	41,460

2,951	Volkswagen AG	580,100

	Total Germany	2,480,533

	Russia — 0.2%

12,924	Bashneft PJSC	61,467

56,000	Nizhnekamskneftekhim PJSC – Class S	32,168

20,810	Sberbank of Russia PJSC	19,320

9,254,300	Surgutneftegas PJSC	2,603,376

161	Transneft PJSC	198,954

	Total Russia	2,915,285

	South Korea — 0.3%

5,999	Hyundai Motor Co Ltd-Prf	440,007

4,881	LG Electronics Inc	244,284

62,498	Samsung Electronics Co Ltd	3,454,107

	Total South Korea	4,138,398

	Taiwan — 0.0%

12,589	Chailease Holding Co Ltd	45,817

77,681	China Development Financial Holding Corp	25,824

	Total Taiwan	71,641

	TOTAL PREFERRED STOCKS (COST $23,246,867)	23,315,400

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%

42,458	iShares Core MSCI Emerging Markets ETF	2,429,871

	TOTAL INVESTMENT FUNDS (COST $2,628,363)	2,429,871

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 16.8%

	United States — 16.8%

	Asset-Backed Securities — 0.0%

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (g)	3

	Total Asset-Backed Securities	3

	U.S. Government — 16.8%

107,850,000	U.S. Treasury Note, 0.13%, due 02/28/23	106,822,055

50,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	49,447,265

50,000,000	U.S. Treasury Note, 0.13%, due 04/30/23	49,378,906

13,700,000	U.S. Treasury Note, 0.13%, due 06/30/23 (b)	13,495,035

1,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	983,555

5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 07/31/23 (b)	5,007,832

46,725,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.40%, due 10/31/23 (b)	46,809,354

	Total U.S. Government	271,944,002

	Total United States	271,944,005

	TOTAL DEBT OBLIGATIONS (COST $274,284,708)	271,944,005

	MUTUAL FUNDS — 15.2%

	United States — 15.2%

	Affiliated Issuers — 15.2%

2,258,105	GMO Emerging Country Debt Fund, Class VI	48,097,631

1,150,766	GMO Emerging Markets Fund, Class VI	34,016,640

3,597,225	GMO Opportunistic Income Fund, Class VI	91,945,071

2,076,590	GMO SGM Major Markets Fund, Class VI	60,781,806

2,014,030	GMO U.S. Treasury Fund (h)	10,090,292

	TOTAL MUTUAL FUNDS (COST $269,215,510)	244,931,440

	SHORT-TERM INVESTMENTS — 14.9%

	Money Market Funds — 0.2%

2,958,576	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (i)	2,958,576

	U.S. Government — 14.7%

24,000,000	U.S. Treasury Bill, 0.31%, due 05/24/22 (b) (j)	23,982,416

50,000,000	U.S. Treasury Bill, 0.35%, due 05/31/22 (b) (j)	49,955,764

See accompanying notes to the financial statements.	45

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

25,000,000	U.S. Treasury Bill, 0.54%, due 07/21/22 (b) (j)	24,946,849

2,900,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (b) (j)	2,893,158

86,700,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (b) (j)	86,439,338

50,000,000	U.S. Treasury Bill, 0.89%, due 01/26/23 (j)	49,598,893

	Total U.S. Government	237,816,418

	TOTAL SHORT-TERM INVESTMENTS (COST $240,868,576)	240,774,994

	TOTAL INVESTMENTS — 127.1% (Cost $2,104,475,152)	2,051,865,047

	SECURITIES SOLD SHORT — (20.6)%

	Common Stocks — (20.5)%

	Australia — (0.5)%

(347,879)	APA Group	(2,543,160)

(31,944)	ASX Ltd	(1,918,603)

(6,457)	Cochlear Ltd	(1,054,067)

(1,414)	Domino’s Pizza Enterprises Ltd	(81,647)

(593,725)	Qantas Airways Ltd *	(2,200,033)

	Total Australia	(7,797,510)

	Austria — (0.2)%

(26,070)	Verbund AG	(3,144,473)

	Belgium — (0.1)%

(35,915)	Anheuser-Busch InBev SA/NV	(2,216,236)

	Canada — (0.7)%

(8,400)	Agnico Eagle Mines Ltd	(424,116)

(86,900)	AltaGas Ltd	(1,914,200)

(33,900)	Cameco Corp	(833,262)

(49,800)	Enbridge Inc	(2,150,364)

(14,300)	Franco-Nevada Corp	(2,103,816)

(15,700)	Pan American Silver Corp	(370,991)

(61,600)	Pembina Pipeline Corp	(2,091,936)

(26,200)	Restaurant Brands International Inc	(1,466,676)

	Total Canada	(11,355,361)

	Denmark — (0.1)%

(71,137)	Ambu A/S – Class B	(1,311,820)

	France — (0.7)%

(64,836)	Accor SA *	(2,214,361)

(13,833)	Aeroports de Paris *	(1,955,841)

(176,550)	Getlink SE	(2,879,413)

(1,600)	Hermes International	(2,206,459)

(1,579)	Sartorius Stedim Biotech	(605,500)

(18,453)	Ubisoft Entertainment SA *	(989,394)

(8,332)	Wendel SE	(845,851)

	Total France	(11,696,819)

Shares	Description	Value ($)
	Common Stocks — continued
	Germany — (0.9)%

(828)	adidas AG	(195,774)

(26,788)	Delivery Hero SE *	(1,435,853)

(1,740)	MTU Aero Engines AG	(416,532)

(1,075)	Nemetschek SE	(95,386)

(22,044)	Puma SE	(2,021,532)

(20,468)	QIAGEN NV *	(1,028,361)

(467)	Rational AG	(343,694)

(20,250)	Scout24 SE	(1,181,190)

(17,429)	Symrise AG – Class A	(2,073,119)

(925,836)	Telefonica Deutschland Holding AG	(2,526,463)

(35,555)	Uniper SE	(1,137,445)

(26,884)	Zalando SE *	(1,779,362)

	Total Germany	(14,234,711)

	Israel — (0.2)%

(13,900)	CyberArk Software Ltd *	(2,364,946)

(3,500)	Kornit Digital Ltd *	(331,905)

(13,600)	Wix.com Ltd *	(1,245,488)

	Total Israel	(3,942,339)

	Italy — (0.6)%

(43,270)	Amplifon SPA	(1,856,909)

(110,630)	Atlantia SPA *	(2,035,067)

(10,076)	Ferrari NV	(2,165,215)

(141,699)	FinecoBank Banca Fineco SPA	(2,361,530)

(189,125)	Infrastrutture Wireless Italiane SPA	(1,931,214)

	Total Italy	(10,349,935)

	Japan — (2.8)%

(145,800)	Acom Co Ltd	(406,144)

(42,000)	Aeon Co Ltd	(951,455)

(96,700)	ANA Holdings Inc *	(2,129,158)

(79,400)	Asahi Intecc Co Ltd	(1,714,509)

(6,900)	Benefit One Inc	(159,817)

(14,600)	East Japan Railway Co	(867,368)

(22,400)	GMO Payment Gateway Inc	(2,166,703)

(14,400)	Harmonic Drive Systems Inc	(589,014)

(86,100)	Hitachi Metals Ltd *	(1,534,776)

(131,800)	Isetan Mitsukoshi Holdings Ltd	(1,062,907)

(107,200)	Japan Airlines Co Ltd *	(2,125,633)

(30,900)	Japan Airport Terminal Co Ltd *	(1,442,919)

(47,700)	Japan Exchange Group Inc	(893,233)

(103)	Japan Real Estate Investment Corp (REIT)	(550,200)

(86,300)	JGC Holding Corp	(864,977)

(91,700)	Keikyu Corp	(960,846)

(28,400)	Keio Corp	(1,162,044)

(21,900)	Kintetsu Group Holdings Co Ltd *	(657,927)

(10,400)	Lasertec Corp	(1,927,875)

(41,600)	LIXIL Corp	(927,154)

46	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)
	Common Stocks — continued

	Japan — continued

(57,100)	M3 Inc	(2,148,301)

(2,000)	McDonald’s Holdings Co Japan Ltd	(85,997)

(49,100)	Mercari Inc *	(1,537,814)

(9,000)	Mizuho Financial Group Inc	(118,612)

(120,800)	MonotaRO Co Ltd	(2,273,818)

(17,500)	Nidec Corp	(1,521,338)

(105,100)	Nihon M&A Center Holdings Inc	(1,554,540)

(219,100)	Nippon Paint Holdings Co Ltd	(1,960,965)

(23,600)	Nissin Foods Holdings Co Ltd	(1,885,573)

(76,100)	Odakyu Electric Railway Co Ltd	(1,255,535)

(14,500)	ORIENTAL LAND CO LTD	(2,680,539)

(170,700)	Rakuten Group Inc	(1,451,057)

(13,500)	Shiseido Co Ltd	(774,712)

(23,000)	Tobu Railway Co Ltd	(565,353)

(33,500)	Tokyu Corp	(446,769)

(48,800)	West Japan Railway Co	(2,105,423)

	Total Japan	(45,461,005)

	Netherlands — (0.3)%

(1,092)	Adyen NV *	(2,276,025)

(6,321)	Heineken Holding NV	(516,230)

(6,106)	IMCD NV	(991,867)

(42,911)	Just Eat Takeaway.com NV *	(1,736,700)

	Total Netherlands	(5,520,822)

	New Zealand — (0.1)%

(25,114)	Xero Ltd *	(1,726,788)

	Norway — (0.0)%

(6,374)	Schibsted ASA – Class A	(183,176)

(8,129)	Schibsted ASA – Class B	(211,022)

	Total Norway	(394,198)

	Russia — (0.0)%

(5,690)	Magnit PJSC Sponsored GDR (Registered)	(9,031)

	Singapore — (0.3)%

(119,400)	City Developments Ltd	(631,806)

(545,300)	Singapore Airlines Ltd *	(2,064,770)

(206,600)	Singapore Exchange Ltd	(1,433,346)

	Total Singapore	(4,129,922)

	Spain — (0.6)%

(12,664)	Aena SME SA *	(2,066,830)

(46,805)	Cellnex Telecom SA	(2,117,094)

(90,938)	Ferrovial SA	(2,477,533)

(113,384)	Siemens Gamesa Renewable Energy SA *	(2,608,943)

	Total Spain	(9,270,400)

Shares	Description	Value ($)
	Common Stocks — continued
	Sweden — (0.4)%

(208,527)	Embracer Group AB – Class B *	(1,790,024)

(8,109)	EQT AB	(271,408)

(19,226)	Evolution AB	(2,204,435)

(10,109)	Nibe Industrier AB-Class B	(89,988)

(194,356)	Sinch AB *	(1,639,471)

	Total Sweden	(5,995,326)

	Switzerland — (0.3)%

(14)	Chocoladefabriken Lindt & Spruengli AG	(148,508)

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(224,490)

(1,592)	Partners Group Holding AG	(2,152,047)

(1,006)	Sika AG (Registered)	(333,826)

(1,269)	Straumann Holding AG (Registered)	(2,015,759)

	Total Switzerland	(4,874,630)

	United Kingdom — (1.3)%

(31,603)	Admiral Group Plc	(1,258,924)

(60,750)	Antofagasta Plc	(1,230,056)

(289,857)	Auto Trader Group Plc	(2,563,517)

(494,209)	ConvaTec Group Plc	(1,194,823)

(4,036)	Croda International Plc	(403,999)

(2,910)	Experian Plc	(113,678)

(26,892)	Halma Plc	(867,376)

(130,093)	Hargreaves Lansdown Plc	(1,971,716)

(370,733)	Informa Plc *	(2,935,404)

(10,126)	InterContinental Hotels Group Plc *	(705,103)

(97,319)	Land Securities Group Plc (REIT)	(1,031,262)

(24,083)	London Stock Exchange Group Plc	(2,103,810)

(109,465)	Ocado Group Plc *	(2,012,942)

(1,445,591)	Rolls-Royce Holdings Plc *	(1,994,136)

(7,304)	Spirax-Sarco Engineering Plc	(1,163,925)

	Total United Kingdom	(21,550,671)

	United States — (10.4)%

(84,500)	AES Corp. (The)	(1,793,935)

(13,200)	Airbnb, Inc. – Class A *	(1,999,668)

(6,000)	American Tower Corp. (REIT)	(1,361,220)

(57,500)	Aramark	(2,125,200)

(13,800)	Arthur J Gallagher & Co.	(2,183,022)

(9,300)	Autodesk, Inc. *	(2,048,139)

(19,500)	Avalara, Inc. *	(2,026,245)

(9,400)	Bill.com Holdings, Inc. *	(2,236,072)

(2,100)	Bio-Techne Corp.	(880,761)

(23,800)	BioMarin Pharmaceutical, Inc. *	(1,859,256)

(17,000)	Block Inc. – Class A *	(2,167,500)

(10,400)	Boeing Co. (The) *	(2,135,536)

(4,000)	Broadcom, Inc.	(2,349,760)

(8,800)	Burlington Stores, Inc. *	(1,987,832)

(26,900)	Caesars Entertainment, Inc. *	(2,264,711)

See accompanying notes to the financial statements.	47

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)
	Common Stocks — continued
	United States — continued

(900)	Camden Property Trust (REIT)	(148,599)

(14,200)	Carvana Co. – Class A *	(2,136,674)

(10,200)	Catalent, Inc. *	(1,040,808)

(25,200)	Ceridian HCM Holding, Inc. *	(1,837,332)

(1,400)	Chipotle Mexican Grill, Inc. – Class A *	(2,132,690)

(83,200)	Clarivate Plc *	(1,246,336)

(22,000)	Cloudflare, Inc. – Class A *	(2,561,240)

(8,800)	CME Group, Inc.	(2,081,464)

(15,100)	Coupa Software, Inc. *	(1,827,251)

(8,100)	Crown Castle International Corp. (REIT)	(1,349,379)

(37,800)	Delta Air Lines, Inc. *	(1,508,976)

(4,600)	Dexcom, Inc. *	(1,903,986)

(16,800)	DocuSign, Inc. – Class A *	(1,989,624)

(5,200)	DoorDash, Inc. – Class A *	(545,740)

(98,300)	DraftKings Inc. – Class A *	(2,327,744)

(1,000)	Ecolab, Inc.	(176,260)

(2,000)	Equinix, Inc. (REIT)	(1,419,460)

(18,100)	Equity LifeStyle Properties, Inc. (REIT)	(1,350,622)

(800)	Erie Indemnity Co. – Class A	(140,080)

(25,700)	Exact Sciences Corp. *	(2,006,142)

(9,200)	Expedia Group, Inc. *	(1,804,212)

(600)	Extra Space Storage, Inc. (REIT)	(112,890)

(14,600)	Fastenal Co.	(751,316)

(7,000)	First Republic Bank	(1,212,820)

(22,500)	Guidewire Software, Inc. *	(1,983,375)

(12,700)	Hess Corp.	(1,283,462)

(4,600)	HubSpot, Inc. *	(2,415,000)

(3,900)	IDEXX Laboratories, Inc. *	(2,076,165)

(28,400)	Ingersoll Rand, Inc.	(1,434,768)

(9,000)	Insulet Corp. *	(2,382,210)

(6,600)	Invitation Homes, Inc. (REIT)	(249,480)

(4,000)	Ionis Pharmaceuticals, Inc. *	(133,520)

(10,100)	IQVIA Holdings, Inc. *	(2,324,212)

(28,300)	Iron Mountain, Inc. (REIT)	(1,391,794)

(36,700)	Lamb Weston Holdings, Inc.	(2,437,981)

(8,700)	Liberty Broadband Corp. – Class A *	(1,259,847)

(11,200)	Liberty Broadband Corp. – Class C *	(1,643,040)

(43,800)	Liberty Media Corp-Liberty Formula One – Class C *	(2,659,974)

(6,600)	Linde Plc	(1,935,384)

(22,000)	Live Nation Entertainment, Inc. *	(2,658,040)

(5,500)	MarketAxess Holdings, Inc.	(2,097,865)

(12,700)	Marriott International, Inc. – Class A *	(2,160,778)

(10,500)	Marvell Technology, Inc.	(717,465)

(22,100)	MGM Resorts International	(978,809)

(5,500)	MongoDB, Inc. – Class A *	(2,100,945)

(2,900)	Monolithic Power Systems, Inc.	(1,330,230)

(4,500)	MSCI, Inc. – Class A	(2,257,605)

(28,500)	Novocure Ltd. *	(2,333,010)

(104,300)	Oak Street Health, Inc. *	(1,826,293)

(11,100)	Okta, Inc. *	(2,029,524)

Shares	Description	Value ($)
	Common Stocks — continued
	United States — continued

(2,800)	ONEOK, Inc.	(182,840)

(105,600)	Palantir Technologies, Inc. – Class A *	(1,251,360)

(800)	Palo Alto Networks, Inc. *	(475,400)

(47,400)	Peloton Interactive, Inc. – Class A *	(1,377,444)

(11,600)	RingCentral, Inc. – Class A *	(1,517,744)

(12,800)	Roku, Inc. *	(1,785,984)

(29,900)	Rollins, Inc.	(975,637)

(29,900)	Royal Caribbean Cruises Ltd. *	(2,413,528)

(29,400)	Sarepta Therapeutics, Inc. *	(2,252,334)

(15,200)	Seagen, Inc. *	(1,958,824)

(4,300)	ServiceNow, Inc. *	(2,493,656)

(9,700)	Simon Property Group, Inc. (REIT)	(1,334,332)

(61,500)	Snap, Inc. – Class A *	(2,456,310)

(8,000)	Snowflake, Inc. – Class A *	(2,125,280)

(14,300)	T-Mobile US, Inc. *	(1,761,903)

(26,400)	Teladoc Health, Inc. *	(2,004,024)

(2,700)	Tesla, Inc. *	(2,350,161)

(6,000)	Trade Desk, Inc. (The) – Class A *	(511,920)

(1,600)	Tradeweb Markets, Inc. – Class A	(135,168)

(10,300)	Twilio, Inc. – Class A *	(1,800,440)

(49,000)	Twitter, Inc. *	(1,741,950)

(55,300)	Uber Technologies, Inc. *	(1,992,459)

(24,600)	UDR, Inc. (REIT)	(1,349,802)

(16,200)	Upstart Holdings, Inc. *	(2,559,438)

(7,800)	Vail Resorts, Inc.	(2,032,290)

(88,100)	Vistra Corp.	(2,010,442)

(8,400)	Wayfair, Inc. – Class A *	(1,183,308)

(91,100)	Williams Cos, Inc. (The)	(2,849,608)

(20,300)	Zendesk, Inc. *	(2,368,401)

(38,900)	Zillow Group, Inc. – Class A *	(2,227,803)

(18,356)	Zillow Group, Inc. – Class C *	(1,055,837)

(3,400)	Zoetis, Inc.	(658,410)

(19,600)	ZoomInfo Technologies, Inc. – Class A *	(1,071,924)

(8,500)	Zscaler, Inc. *	(2,032,775)

	Total United States	(165,430,014)

	TOTAL COMMON STOCKS (PROCEEDS $356,653,250)	(330,412,011)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(4,035)	Sartorius AG	(1,781,505)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,785,022)	(1,781,505)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $358,438,272)	(332,193,516)

	Other Assets and Liabilities (net) — (6.5%)	(105,817,761)

	TOTAL NET ASSETS — 100.0%	$1,613,853,770

48	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/21/2022	SSB	AUD	9,435,800	USD	6,800,366	(57,912)
05/09/2022	BCLY	AUD	4,450,000	USD	3,170,625	(64,581)
05/09/2022	JPM	AUD	1,410,000	USD	1,001,918	(23,170)
05/09/2022	MSCI	AUD	10,980,000	USD	7,755,410	(227,189)
05/02/2022	DB	CAD	1,901,352	USD	1,500,000	(300)
05/02/2022	JPM	CAD	2,348,249	USD	1,850,000	(2,934)
05/16/2022	MSCI	CHF	13,205,545	USD	14,338,424	(106,021)
05/16/2022	MSCI	CLP	519,112,500	USD	642,744	(189)
03/17/2022	MSCI	COP	6,592,425,000	USD	1,677,163	5,267
05/18/2022	BCLY	CZK	3,844,446	USD	170,000	68
03/31/2022	JPM	EUR	1,270,000	USD	1,426,908	1,213
04/21/2022	SSB	EUR	44,244,200	USD	50,336,161	630,657
04/21/2022	BCLY	GBP	1,327,400	USD	1,801,083	19,959
04/21/2022	MSCI	GBP	8,254,600	USD	11,250,541	174,403
05/16/2022	BCLY	GBP	1,780,000	USD	2,383,991	(4,146)
04/21/2022	JPM	HKD	21,358,500	USD	2,741,803	8,446
04/21/2022	SSB	HKD	4,411,700	USD	565,721	1,133
05/16/2022	MSCI	HUF	361,390,452	USD	1,157,042	75,767
04/29/2022	CITI	ILS	1,164,618	USD	360,000	(3,267)
04/29/2022	GS	ILS	2,269,129	USD	711,851	4,066
04/29/2022	JPM	ILS	1,292,556	USD	400,000	(3,173)
03/08/2022	JPM	INR	154,397,074	USD	2,058,791	10,580
03/08/2022	MSCI	INR	23,387,330	USD	310,000	(253)
06/03/2022	MSCI	INR	164,223,204	USD	2,149,659	(3,410)
03/09/2022	JPM	JPY	342,997,320	USD	2,970,000	(13,844)
03/09/2022	SSB	JPY	137,931,132	USD	1,200,000	93
04/21/2022	DB	JPY	396,486,400	USD	3,438,199	(14,361)
04/21/2022	SSB	JPY	1,635,935,500	USD	14,303,835	58,290
05/09/2022	BCLY	KRW	2,939,238,054	USD	2,439,647	(3,103)
03/22/2022	MSCI	MXN	22,107,439	USD	1,083,996	8,186
05/16/2022	GS	NOK	7,056,177	USD	800,000	148
03/01/2022	JPM	NZD	4,600,000	USD	3,073,803	(38,557)
03/01/2022	MSCI	NZD	21,860,000	USD	14,492,604	(297,873)
06/01/2022	JPM	NZD	24,480,000	USD	16,453,865	(86,633)
04/19/2022	JPM	PLN	1,528,884	USD	360,000	(2,914)
04/19/2022	SSB	PLN	3,017,776	USD	750,000	33,665
03/31/2022	CITI	RON	11,343,046	USD	2,533,853	(29,072)
03/16/2022	BCLY	RUB	118,773,241	USD	1,337,903	241,247
05/11/2022	MSCI	RUB	71,556,801	USD	822,237	206,694
03/07/2022	JPM	SEK	36,269,628	USD	3,880,443	50,941
03/18/2022	JPM	SGD	67,868	USD	50,000	(56)
05/18/2022	MSCI	THB	55,230,454	USD	1,708,229	17,453
05/17/2022	JPM	TWD	20,881,550	USD	753,493	5,842
04/21/2022	GS	USD	641,400	AUD	893,800	8,246
05/09/2022	JPM	USD	5,485,761	AUD	7,620,000	54,075
05/09/2022	MSCI	USD	508,776	AUD	700,000	133
04/04/2022	CITI	USD	730,000	BRL	3,958,441	31,795

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/04/2022	GS	USD	1,030,000	BRL	5,395,695	8,392
04/04/2022	MSCI	USD	850,000	BRL	4,558,501	27,276
05/02/2022	BCLY	USD	14,194,498	CAD	18,124,571	107,065
05/02/2022	JPM	USD	7,440,000	CAD	9,441,691	10,160
05/16/2022	JPM	USD	4,340,000	CHF	3,975,113	8,045
05/16/2022	MSCI	USD	634,069	CLP	519,112,500	8,864
03/17/2022	MSCI	USD	1,210,000	COP	4,753,535,100	(4,462)
05/18/2022	MSCI	USD	2,230,918	CZK	48,312,756	(95,397)
03/31/2022	SSB	USD	1,419,894	EUR	1,270,000	5,802
04/21/2022	BCLY	USD	8,370,241	EUR	7,391,500	(66,367)
04/21/2022	SSB	USD	2,094,220	EUR	1,876,100	13,457
04/21/2022	MSCI	USD	963,080	GBP	710,000	(10,392)
04/21/2022	SSB	USD	547,452	GBP	405,400	(3,481)
05/16/2022	BCLY	USD	774,677	GBP	570,000	(9,936)
05/16/2022	MSCI	USD	10,030,246	GBP	7,365,000	(148,995)
04/21/2022	JPM	USD	100,948	HKD	785,800	(385)
05/16/2022	MSCI	USD	490,000	HUF	154,810,600	(26,809)
05/16/2022	SSB	USD	50,000	HUF	16,608,583	(307)
05/04/2022	JPM	USD	1,332,282	IDR	19,318,085,000	6,092
04/29/2022	JPM	USD	1,116,201	ILS	3,561,685	(5,242)
03/08/2022	MSCI	USD	2,352,873	INR	177,784,404	5,591
03/09/2022	DB	USD	1,860,000	JPY	214,668,180	7,467
03/09/2022	JPM	USD	2,720,000	JPY	310,974,880	(14,730)
03/09/2022	MSCI	USD	14,505,064	JPY	1,671,667,403	37,308
04/21/2022	CITI	USD	2,038,363	JPY	234,208,900	1,102
04/21/2022	DB	USD	2,080,337	JPY	237,505,100	(12,169)
05/09/2022	BCLY	USD	500,000	KRW	600,350,000	(1,060)
05/09/2022	GS	USD	60,000	KRW	72,252,448	48
05/09/2022	JPM	USD	330,000	KRW	396,151,800	(765)
05/09/2022	MSCI	USD	860,000	KRW	1,031,734,330	(2,543)
03/22/2022	GS	USD	50,000	MXN	1,024,674	(136)
03/22/2022	JPM	USD	410,000	MXN	8,398,052	(1,327)
05/16/2022	BCLY	USD	11,107,145	NOK	98,259,359	31,027
03/01/2022	JPM	USD	16,479,936	NZD	24,480,000	83,233
03/01/2022	MSCI	USD	1,334,837	NZD	1,980,000	4,831
04/19/2022	DB	USD	350,000	PLN	1,394,123	(19,075)
04/19/2022	MSCI	USD	1,037,274	PLN	4,123,579	(58,453)
03/31/2022	CITI	USD	190,000	RON	840,215	(156)
05/11/2022	MSCI	USD	2,434,604	RUB	190,330,042	(797,356)
03/07/2022	BCLY	USD	7,586,681	SEK	69,067,053	(294,288)
03/18/2022	MSCI	USD	671,018	SGD	902,116	(5,657)
05/18/2022	CITI	USD	110,000	THB	3,591,148	(64)
05/18/2022	MSCI	USD	310,000	THB	10,055,811	(2,160)
05/17/2022	JPM	USD	280,000	TWD	7,796,040	(868)
05/31/2022	MSCI	USD	430,805	ZAR	6,747,915	3,015

						$(548,396)

See accompanying notes to the financial statements.	49

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
886	Euro STOXX 50	March 2022	38,772,218	2,854,752
114	FTSE 100 Index	March 2022	11,338,999	(227,034)
19	Hang Seng Index	March 2022	2,756,490	103,801
2,183	Mini MSCI Emerging Markets	March 2022	128,305,825	5,859,021
774	S&P 500 E-Mini	March 2022	169,041,600	10,881,316
177	SGX Nifty 50	March 2022	5,968,921	119,997
45	SPI 200 Futures	March 2022	5,756,743	165,150
83	TOPIX Index	March 2022	13,673,817	465,686

			$375,614,613	$20,222,689

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(72,635,000)

Average interest rate (net)	(0.09)%

Maximum balance outstanding	$(72,635,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.60%	3 Month AUD BBSW	AUD	9,250,000	03/16/2024	Quarterly	—	(24,099)	(24,099)
1.82%	3 Month CAD CDOR	CAD	85,680,000	03/16/2024	Semi-Annually	(22,127)	266,093	288,220
1.99%	3 Month CAD CDOR	CAD	13,560,000	03/16/2024	Semi-Annually	—	6,156	6,156
1.90%	3 Month CAD CDOR	CAD	25,300,000	03/16/2024	Semi-Annually	—	47,882	47,882
1.95%	3 Month CAD CDOR	CAD	11,200,000	03/16/2024	Semi-Annually	—	11,442	11,442
3 Month CAD CDOR	2.12%	CAD	9,020,000	03/16/2024	Semi-Annually	—	14,072	14,072
3 Month CAD CDOR	2.05%	CAD	8,450,000	03/16/2024	Semi-Annually	1,007	4,443	3,436
3 Month CAD CDOR	1.74%	CAD	14,620,000	03/16/2024	Semi-Annually	—	(64,050)	(64,050)
3 Month CAD CDOR	1.80%	CAD	12,870,000	03/16/2024	Semi-Annually	—	(42,772)	(42,772)
2.03%	3 Month CAD CDOR	CAD	12,570,000	03/16/2024	Semi-Annually	—	(2,602)	(2,602)
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	19,360,000	03/16/2024	Annually	—	107,730	107,730
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	2,960,000	03/16/2024	Annually	(897)	16,967	17,864
(0.44)%	CHF - SARON - OIS - COMPOUND	CHF	8,610,000	03/16/2024	Annually	—	29,539	29,539
CHF - SARON - OIS - COMPOUND	(0.17)%	CHF	6,330,000	03/16/2024	Annually	—	16,330	16,330
(0.08)%	CHF - SARON - OIS - COMPOUND	CHF	11,600,000	03/16/2024	Annually	—	(53,640)	(53,640)
(0.24)%	CHF - SARON - OIS - COMPOUND	CHF	14,880,000	03/16/2024	Annually	—	(15,445)	(15,445)
(0.25)%	CHF - SARON - OIS - COMPOUND	CHF	14,730,000	03/16/2024	Annually	—	(11,998)	(11,998)
(0.28)%	CHF - SARON - OIS - COMPOUND	CHF	9,170,000	03/16/2024	Annually	—	(1,323)	(1,323)
GBP - SONIA - COMPOUND	1.64%	GBP	75,140,000	03/16/2024	Annually	31,400	50,399	18,999

50	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
GBP - SONIA - COMPOUND	1.80%	GBP	7,710,000	03/16/2024	Annually	5,303	38,664	33,361
1.62%	GBP - SONIA - COMPOUND	GBP	10,530,000	03/16/2024	Annually	3,419	(2,904)	(6,323)
1.67%	GBP - SONIA - COMPOUND	GBP	6,380,000	03/16/2024	Annually	191	(9,318)	(9,509)
1.67%	GBP - SONIA - COMPOUND	GBP	6,700,000	03/16/2024	Annually	(664)	(11,373)	(10,709)
1.64%	GBP - SONIA - COMPOUND	GBP	4,220,000	03/16/2024	Annually	(2,343)	(3,164)	(821)
2.51%	3 Month NZD Bank Bill Rate	NZD	12,010,000	03/16/2024	Quarterly	—	45,312	45,312
2.40%	3 Month NZD Bank Bill Rate	NZD	10,240,000	03/16/2024	Quarterly	—	53,492	53,492
2.38%	3 Month NZD Bank Bill Rate	NZD	14,530,000	03/16/2024	Quarterly	—	79,735	79,735
2.61%	3 Month NZD Bank Bill Rate	NZD	16,130,000	03/16/2024	Quarterly	—	39,580	39,580
3 Month NZD Bank Bill Rate	2.53%	NZD	32,560,000	03/16/2024	Quarterly	—	(114,255)	(114,255)
3 Month NZD Bank Bill Rate	2.60%	NZD	40,690,000	03/16/2024	Quarterly	3,727	(104,677)	(108,404)
0.34%	3 Month SEK STIBOR	SEK	586,900,000	03/16/2024	Quarterly	—	365,792	365,792
0.33%	3 Month SEK STIBOR	SEK	86,340,000	03/16/2024	Quarterly	(6,309)	54,744	61,053
0.33%	3 Month SEK STIBOR	SEK	73,400,000	03/16/2024	Quarterly	—	46,850	46,850
0.32%	3 Month SEK STIBOR	SEK	56,400,000	03/16/2024	Quarterly	—	36,894	36,894
3 Month SEK STIBOR	0.72%	SEK	90,000,000	03/16/2024	Quarterly	—	15,843	15,843
3 Month SEK STIBOR	0.69%	SEK	163,900,000	03/16/2024	Quarterly	—	19,146	19,146
3 Month SEK STIBOR	0.69%	SEK	152,200,000	03/16/2024	Quarterly	—	18,745	18,745
3 Month SEK STIBOR	0.64%	SEK	97,000,000	03/16/2024	Quarterly	—	1,688	1,688
3 Month SEK STIBOR	0.42%	SEK	37,400,000	03/16/2024	Quarterly	843	(16,752)	(17,595)
3 Month SEK STIBOR	0.63%	SEK	73,100,000	03/16/2024	Quarterly	—	(274)	(274)
1.22%	USD - SOFR - COMPOUND	USD	10,970,000	03/16/2024	Annually	2,337	40,960	38,623
USD - SOFR - COMPOUND	1.46%	USD	4,470,000	03/16/2024	Annually	561	4,378	3,817
USD - SOFR - COMPOUND	0.97%	USD	6,500,000	03/16/2024	Annually	(2,064)	(57,112)	(55,048)
USD - SOFR - COMPOUND	1.01%	USD	16,290,000	03/16/2024	Annually	(3,105)	(130,119)	(127,014)
USD - SOFR - COMPOUND	1.15%	USD	10,140,000	03/16/2024	Annually	(1,157)	(52,644)	(51,487)
USD - SOFR - COMPOUND	1.05%	USD	9,710,000	03/16/2024	Annually	(1,464)	(70,773)	(69,309)
1.61%	USD - SOFR - COMPOUND	USD	6,630,000	03/16/2024	Annually	(1,947)	(25,825)	(23,878)
6 Month EURIBOR	0.22%	EUR	11,310,000	03/20/2024	Semi-Annually	321	43,948	43,627
6 Month EURIBOR	0.20%	EUR	7,830,000	03/20/2024	Semi-Annually	(1,231)	27,713	28,944
6 Month EURIBOR	0.20%	EUR	5,680,000	03/20/2024	Semi-Annually	(5,284)	20,232	25,516
6 Month EURIBOR	0.17%	EUR	7,950,000	03/20/2024	Semi-Annually	851	21,388	20,537
6 Month EURIBOR	(0.23)%	EUR	7,070,000	03/20/2024	Semi-Annually	(492)	(43,729)	(43,237)
6 Month EURIBOR	(0.20)%	EUR	8,370,000	03/20/2024	Semi-Annually	(24)	(45,895)	(45,871)
6 Month EURIBOR	(0.07)%	EUR	8,440,000	03/20/2024	Semi-Annually	100	(22,010)	(22,110)
0.12%	6 Month EURIBOR	EUR	4,290,000	03/20/2024	Semi-Annually	31	(7,035)	(7,066)
1.95%	6 Month AUD BBSW	AUD	2,060,000	03/16/2032	Semi-Annually	—	68,471	68,471
1.96%	6 Month AUD BBSW	AUD	3,640,000	03/16/2032	Semi-Annually	—	118,164	118,164
2.10%	6 Month AUD BBSW	AUD	2,650,000	03/16/2032	Semi-Annually	—	61,700	61,700
2.10%	6 Month AUD BBSW	AUD	2,650,000	03/16/2032	Semi-Annually	—	62,556	62,556
2.15%	6 Month AUD BBSW	AUD	2,940,000	03/16/2032	Semi-Annually	—	60,279	60,279
2.43%	6 Month AUD BBSW	AUD	5,540,000	03/16/2032	Semi-Annually	—	11,967	11,967
6 Month AUD BBSW	2.52%	AUD	4,260,000	03/16/2032	Semi-Annually	—	15,927	15,927
6 Month AUD BBSW	2.52%	AUD	8,180,000	03/16/2032	Semi-Annually	—	30,582	30,582
6 Month AUD BBSW	2.53%	AUD	2,050,000	03/16/2032	Semi-Annually	—	8,658	8,658
6 Month AUD BBSW	2.54%	AUD	2,580,000	03/16/2032	Semi-Annually	—	12,981	12,981
6 Month AUD BBSW	1.97%	AUD	5,070,000	03/16/2032	Semi-Annually	—	(162,291)	(162,291)
6 Month AUD BBSW	2.07%	AUD	2,810,000	03/16/2032	Semi-Annually	—	(71,238)	(71,238)
6 Month AUD BBSW	1.99%	AUD	16,530,000	03/16/2032	Semi-Annually	(1,486)	(504,014)	(502,528)
6 Month AUD BBSW	2.25%	AUD	2,750,000	03/16/2032	Semi-Annually	—	(38,606)	(38,606)
1.88%	3 Month CAD CDOR	CAD	4,320,000	03/16/2032	Semi-Annually	—	152,079	152,079
2.03%	3 Month CAD CDOR	CAD	3,720,000	03/16/2032	Semi-Annually	—	89,721	89,721
2.14%	3 Month CAD CDOR	CAD	3,160,000	03/16/2032	Semi-Annually	—	52,938	52,938
2.16%	3 Month CAD CDOR	CAD	3,010,000	03/16/2032	Semi-Annually	—	44,183	44,183
2.23%	3 Month CAD CDOR	CAD	2,800,000	03/16/2032	Semi-Annually	—	27,283	27,283

See accompanying notes to the financial statements.	51

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.23%	3 Month CAD CDOR	CAD	2,760,000	03/16/2032	Semi-Annually	—	26,696	26,696
3 Month CAD CDOR	2.39%	CAD	2,970,000	03/16/2032	Semi-Annually	—	3,345	3,345
2.34%	3 Month CAD CDOR	CAD	2,740,000	03/16/2032	Semi-Annually	—	6,222	6,222
3 Month CAD CDOR	2.42%	CAD	2,750,000	03/16/2032	Semi-Annually	—	9,587	9,587
3 Month CAD CDOR	2.12%	CAD	18,890,000	03/16/2032	Semi-Annually	23,171	(335,369)	(358,540)
3 Month CAD CDOR	2.12%	CAD	48,070,000	03/16/2032	Semi-Annually	12,086	(853,424)	(865,510)
3 Month CAD CDOR	2.33%	CAD	9,070,000	03/16/2032	Semi-Annually	—	(28,704)	(28,704)
3 Month CAD CDOR	2.37%	CAD	7,300,000	03/16/2032	Semi-Annually	—	(132)	(132)
3 Month CAD CDOR	2.35%	CAD	3,650,000	03/16/2032	Semi-Annually	—	(4,242)	(4,242)
3 Month CAD CDOR	2.28%	CAD	5,520,000	03/16/2032	Semi-Annually	—	(36,220)	(36,220)
3 Month CAD CDOR	2.32%	CAD	1,290,000	03/16/2032	Semi-Annually	—	(4,267)	(4,267)
3 Month CAD CDOR	2.32%	CAD	2,440,000	03/16/2032	Semi-Annually	—	(7,984)	(7,984)
2.39%	3 Month CAD CDOR	CAD	2,900,000	03/16/2032	Semi-Annually	—	(4,718)	(4,718)
2.42%	3 Month CAD CDOR	CAD	4,790,000	03/16/2032	Semi-Annually	—	(18,240)	(18,240)
2.44%	3 Month CAD CDOR	CAD	3,240,000	03/16/2032	Semi-Annually	—	(16,393)	(16,393)
2.44%	3 Month CAD CDOR	CAD	1,970,000	03/16/2032	Semi-Annually	—	(9,967)	(9,967)
2.39%	3 Month CAD CDOR	CAD	1,860,000	03/16/2032	Semi-Annually	(1,542)	(2,361)	(819)
2.39%	3 Month CAD CDOR	CAD	3,200,000	03/16/2032	Semi-Annually	(1,629)	(4,977)	(3,348)
CHF - SARON - OIS - COMPOUND	0.51%	CHF	2,400,000	03/16/2032	Annually	—	1,165	1,165
CHF - SARON - OIS - COMPOUND	0.56%	CHF	3,100,000	03/16/2032	Annually	—	17,212	17,212
CHF - SARON - OIS - COMPOUND	0.51%	CHF	1,610,000	03/16/2032	Annually	—	1,396	1,396
CHF - SARON - OIS - COMPOUND	0.51%	CHF	1,620,000	03/16/2032	Annually	—	875	875
CHF - SARON - OIS - COMPOUND	0.52%	CHF	3,090,000	03/16/2032	Annually	—	3,689	3,689
CHF - SARON - OIS - COMPOUND	0.55%	CHF	3,060,000	03/16/2032	Annually	—	14,490	14,490
CHF - SARON - OIS - COMPOUND	0.52%	CHF	1,900,000	03/16/2032	Annually	—	3,821	3,821
CHF - SARON - OIS - COMPOUND	0.05%	CHF	3,980,000	03/16/2032	Annually	—	(199,080)	(199,080)
CHF - SARON - OIS - COMPOUND	(0.01)%	CHF	580,000	03/16/2032	Annually	1,509	(32,551)	(34,060)
CHF - SARON - OIS - COMPOUND	0.20%	CHF	1,760,000	03/16/2032	Annually	—	(58,693)	(58,693)
CHF - SARON - OIS - COMPOUND	0.22%	CHF	2,380,000	03/16/2032	Annually	—	(72,626)	(72,626)
CHF - SARON - OIS - COMPOUND	0.23%	CHF	23,800,000	03/16/2032	Annually	23,955	(710,704)	(734,659)
CHF - SARON - OIS - COMPOUND	0.32%	CHF	1,010,000	03/16/2032	Annually	—	(20,255)	(20,255)
0.53%	CHF - SARON - OIS - COMPOUND	CHF	1,310,000	03/16/2032	Annually	—	(3,562)	(3,562)
1.37%	GBP - SONIA - COMPOUND	GBP	51,340,000	03/16/2032	Annually	(147,435)	223,377	370,812
1.35%	GBP - SONIA - COMPOUND	GBP	15,320,000	03/16/2032	Annually	(26,094)	104,650	130,744
GBP - SONIA - COMPOUND	1.43%	GBP	1,900,000	03/16/2032	Annually	—	5,163	5,163
GBP - SONIA - COMPOUND	1.41%	GBP	1,350,000	03/16/2032	Annually	(3,519)	1,157	4,676
1.35%	GBP - SONIA - COMPOUND	GBP	1,510,000	03/16/2032	Annually	—	10,689	10,689
GBP - SONIA - COMPOUND	1.43%	GBP	3,840,000	03/16/2032	Annually	—	11,339	11,339
GBP - SONIA - COMPOUND	1.45%	GBP	900,000	03/16/2032	Annually	1,819	5,012	3,193
GBP - SONIA - COMPOUND	1.34%	GBP	2,220,000	03/16/2032	Annually	(3,138)	(18,055)	(14,917)
GBP - SONIA - COMPOUND	1.41%	GBP	1,410,000	03/16/2032	Annually	2,884	159	(2,725)
1.46%	GBP - SONIA - COMPOUND	GBP	1,630,000	03/16/2032	Annually	(2,352)	(11,907)	(9,555)
2.64%	3 Month NZD Bank Bill Rate	NZD	7,190,000	03/16/2032	Quarterly	2,279	168,138	165,859
2.69%	3 Month NZD Bank Bill Rate	NZD	9,010,000	03/16/2032	Quarterly	(2,071)	182,110	184,181
3.02%	3 Month NZD Bank Bill Rate	NZD	1,750,000	03/16/2032	Quarterly	—	1,953	1,953
2.98%	3 Month NZD Bank Bill Rate	NZD	3,360,000	03/16/2032	Quarterly	—	11,646	11,646
3 Month NZD Bank Bill Rate	2.57%	NZD	2,610,000	03/16/2032	Quarterly	—	(71,156)	(71,156)
3 Month NZD Bank Bill Rate	2.82%	NZD	2,290,000	03/16/2032	Quarterly	(84)	(28,793)	(28,709)
3 Month NZD Bank Bill Rate	2.78%	NZD	3,250,000	03/16/2032	Quarterly	—	(48,311)	(48,311)
3 Month NZD Bank Bill Rate	2.99%	NZD	3,620,000	03/16/2032	Quarterly	(3,193)	(9,357)	(6,164)
3.05%	3 Month NZD Bank Bill Rate	NZD	1,660,000	03/16/2032	Quarterly	—	(1,367)	(1,367)
1.10%	3 Month SEK STIBOR	SEK	7,900,000	03/16/2032	Quarterly	(125)	25,668	25,793
1.42%	3 Month SEK STIBOR	SEK	19,200,000	03/16/2032	Quarterly	—	879	879
1.40%	3 Month SEK STIBOR	SEK	15,600,000	03/16/2032	Quarterly	—	3,837	3,837
1.41%	3 Month SEK STIBOR	SEK	35,100,000	03/16/2032	Quarterly	—	4,417	4,417

52	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	0.90%	SEK	119,950,000	03/16/2032	Quarterly	—	(632,275)	(632,275)
3 Month SEK STIBOR	0.84%	SEK	21,350,000	03/16/2032	Quarterly	5,291	(124,080)	(129,371)
3 Month SEK STIBOR	0.83%	SEK	15,300,000	03/16/2032	Quarterly	—	(90,757)	(90,757)
3 Month SEK STIBOR	0.85%	SEK	11,700,000	03/16/2032	Quarterly	—	(67,880)	(67,880)
3 Month SEK STIBOR	1.39%	SEK	233,870,000	03/16/2032	Quarterly	49,108	(92,641)	(141,749)
3 Month SEK STIBOR	1.38%	SEK	27,300,000	03/16/2032	Quarterly	—	(12,180)	(12,180)
3 Month SEK STIBOR	1.42%	SEK	19,100,000	03/16/2032	Quarterly	—	(109)	(109)
3 Month SEK STIBOR	1.39%	SEK	21,100,000	03/16/2032	Quarterly	—	(8,147)	(8,147)
1.45%	3 Month SEK STIBOR	SEK	32,600,000	03/16/2032	Quarterly	—	(8,951)	(8,951)
1.43%	3 Month SEK STIBOR	SEK	20,800,000	03/16/2032	Quarterly	—	(1,651)	(1,651)
1.44%	3 Month SEK STIBOR	SEK	22,720,000	03/16/2032	Quarterly	(236)	(3,282)	(3,046)
1.57%	USD - SOFR - COMPOUND	USD	1,400,000	03/16/2032	Annually	(78)	13,316	13,394
1.56%	USD - SOFR - COMPOUND	USD	3,510,000	03/16/2032	Annually	(1,534)	35,343	36,877
1.58%	USD - SOFR - COMPOUND	USD	2,090,000	03/16/2032	Annually	(2,110)	17,159	19,269
USD - SOFR - COMPOUND	1.87%	USD	1,440,000	03/16/2032	Annually	4,447	26,463	22,016
USD - SOFR - COMPOUND	1.70%	USD	3,840,000	03/16/2032	Annually	—	12,560	12,560
1.84%	USD - SOFR - COMPOUND	USD	1,730,000	03/16/2032	Annually	—	(27,370)	(27,370)
1.71%	USD - SOFR - COMPOUND	USD	960,000	03/16/2032	Annually	(475)	(3,765)	(3,290)
1.70%	USD - SOFR - COMPOUND	USD	2,190,000	03/16/2032	Annually	(2,031)	(6,858)	(4,827)
USD - SOFR - COMPOUND	1.61%	USD	2,360,000	03/16/2032	Annually	814	(12,794)	(13,608)
1.75%	USD - SOFR - COMPOUND	USD	3,600,000	03/16/2032	Annually	—	(26,501)	(26,501)
1.76%	USD - SOFR - COMPOUND	USD	40,450,000	03/16/2032	Annually	(69,558)	(344,768)	(275,210)
1.79%	USD - SOFR - COMPOUND	USD	2,410,000	03/16/2032	Annually	—	(26,814)	(26,814)
1.82%	USD - SOFR - COMPOUND	USD	1,930,000	03/16/2032	Annually	—	(26,587)	(26,587)
0.36%	6 Month EURIBOR	EUR	1,440,000	03/17/2032	Semi-Annually	143	69,614	69,471
0.39%	6 Month EURIBOR	EUR	1,710,000	03/17/2032	Semi-Annually	437	77,581	77,144
0.39%	6 Month EURIBOR	EUR	23,120,000	03/17/2032	Semi-Annually	(65,248)	1,036,199	1,101,447
0.45%	6 Month EURIBOR	EUR	2,350,000	03/17/2032	Semi-Annually	—	90,698	90,698
0.42%	6 Month EURIBOR	EUR	1,970,000	03/17/2032	Semi-Annually	(1,705)	81,782	83,487
0.49%	6 Month EURIBOR	EUR	1,730,000	03/17/2032	Semi-Annually	470	59,433	58,963
0.71%	6 Month EURIBOR	EUR	2,340,000	03/17/2032	Semi-Annually	3,465	22,990	19,525
0.76%	6 Month EURIBOR	EUR	1,610,000	03/17/2032	Semi-Annually	2,275	7,430	5,155
6 Month EURIBOR	0.81%	EUR	4,530,000	03/17/2032	Semi-Annually	—	6,040	6,040
6 Month EURIBOR	0.82%	EUR	1,830,000	03/17/2032	Semi-Annually	—	4,758	4,758
6 Month EURIBOR	0.83%	EUR	2,710,000	03/17/2032	Semi-Annually	—	10,926	10,926
6 Month EURIBOR	0.82%	EUR	2,710,000	03/17/2032	Semi-Annually	—	6,897	6,897
6 Month EURIBOR	0.81%	EUR	1,780,000	03/17/2032	Semi-Annually	—	2,765	2,765
6 Month EURIBOR	0.86%	EUR	3,330,000	03/17/2032	Semi-Annually	—	23,696	23,696
6 Month EURIBOR	0.86%	EUR	900,000	03/17/2032	Semi-Annually	17	6,256	6,239
6 Month EURIBOR	0.77%	EUR	3,480,000	03/17/2032	Semi-Annually	—	(11,651)	(11,651)
6 Month EURIBOR	0.76%	EUR	1,140,000	03/17/2032	Semi-Annually	—	(5,072)	(5,072)
0.77%	6 Month EURIBOR	EUR	1,180,000	03/17/2032	Semi-Annually	4,276	3,496	(780)
0.81%	6 Month EURIBOR	EUR	1,650,000	03/17/2032	Semi-Annually	(183)	(2,654)	(2,471)

						$(196,397)	$(1,032,399)	$(836,002)

See accompanying notes to the financial statements.	53

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.50%	GS	USD	3,224,746	05/24/2022	Monthly	—	(55,606)	(55,606)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.75%	GS	USD	534,480	05/24/2022	Monthly	—	27,526	27,526
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.75%	GS	USD	4,679,598	05/24/2022	Monthly	—	3,289	3,289
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1,332,289	05/24/2022	Monthly	—	(83,353)	(83,353)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.75%	GS	USD	732,635	05/24/2022	Monthly	—	(15,000)	(15,000)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	2	06/21/2022	Monthly	—	—	—
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	446,423	10/18/2022	Monthly	—	29,238	29,238
Total Return on Equity Basket (1)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	23,163,951	10/18/2022	Monthly	—	1,336,808	1,336,808
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	9,123,624	05/18/2023	Monthly	—	(284,478)	(284,478)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,752,252	11/20/2023	Monthly	—	89,567	89,567
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.50%	GS	USD	186,525	05/24/2024	Monthly	—	(5,049)	(5,049)

							$—	$1,042,942	$1,042,942

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Security is in default.

(h)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(i)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(j)	The rate shown represents yield-to-maturity.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

54	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

(l)	The following table represents the individual short positions within the custom equity basket swap as of February 28, 2022:

Shares	Description	% of Equity Basket	Value ($)

1,172,000	Alibaba Health Information Technology Ltd	3.8%	820,671

5,800,000	Alibaba Pictures Group Ltd	2.7%	579,880

3,759,000	China Molybdenum Co Ltd –Class H	10.4%	2,262,552

264,000	China Resources Beer Holdings Co Ltd	9.6%	2,093,362

329,500	Citic Securities Co Ltd – Class H	3.7%	798,280

366,500	Cosco Shipping Holdings Co –Class H	3.4%	740,779

34,000	Country Garden Services Holdings Co Ltd	0.9%	203,386

121,600	Ganfeng Lithium Co Ltd – Class H	9.4%	2,063,819

976,000	Greentown Service Group Co Ltd	4.5%	980,414

45,500	Hong Kong Exchanges and Clearing Ltd	10.1%	2,204,778

857,000	Kingdee International Software Group Co Lt	9.7%	2,118,197

215,000	New World Development Co Ltd	3.9%	859,923

910,800	Sands China Ltd	11.0%	2,402,218

18,750	Shandong Gold Mining Co Ltd – Class H	0.2%	35,209

969,000	Weimob Inc	2.9%	640,852

2,036,000	Zijin Mining Group Co Ltd –Class H	13.8%	3,021,793

	TOTAL COMMON STOCKS		$21,826,113

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

See accompanying notes to the financial statements.	55

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Asset Allocation Fund returned -0.10% (net) for the fiscal year ended February 28, 2022, as compared with +4.16% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index).

The Fund’s underweight in equities, compared to the benchmark, had a negative impact on performance, and this was exacerbated by the bias towards emerging markets and away from the U.S., as the S&P 500 Index returned 16.4% while the MSCI Emerging Markets index faltered to a -10.7% return. We believed that emerging markets were trading at very preferential valuations, but regulatory actions in China and the Russian invasion of Ukraine proved extremely challenging. The disappointing returns suffered by the equity book were exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia. The Fund’s exposure to alternative strategies detracted from relative performance, as they did not manage to keep up with the return generated by the Fund’s benchmark. The underweighting to fixed income was additive to performance as the asset class did relatively less well, with the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) posting -2.6%, and this was complemented by modest outperformance within fixed income.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

56

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Asset Allocation Fund Class III Shares, the GMO Global Asset Allocation Index*, the MSCI ACWI and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

*	The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, R6 and I the gross expense ratio of 0.64%, 0.64% and 0.74%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.63%, 0.63% and 0.73% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

57

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	69.4%
Debt Obligations	24.9
Short-Term Investments	11.8
Preferred Stocks	1.0
Investment Funds	0.6
Swap Contracts	0.3
Purchased Options	0.1
Loan Assignments	0.0 ^
Loan Participations	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Futures Contracts	(0.0)^
Written/Credit Linked Options	(0.1)
Forward Currency Contracts	(0.1)
Securities Sold Short	(7.6)
Other	(0.3)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	6.7%
Switzerland	4.1
Canada	3.5
Sweden	3.5
Other Emerging	3.1 †
Australia	1.8
Euro Region	(0.6)#
Other Developed	(0.9)‡
United Kingdom	(8.1)

13.1%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	23.1%
Japan	8.5
Other Developed	5.0	‡
Taiwan	4.3
United Kingdom	3.7
China	3.4
South Korea	2.5
Other Emerging	2.1	†
France	1.9
Germany	1.4
Mexico	1.3
Netherlands	1.3
Australia	1.2
Switzerland	1.2
Russia	1.1
India	1.0

	63.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

58

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

7,190,498	GMO Alternative Allocation Fund, Class VI	130,004,197

1,614,929	GMO Asset Allocation Bond Fund, Class VI	37,983,141

850,562	GMO Emerging Country Debt Fund, Class VI	18,116,964

1,660,975	GMO Emerging Markets ex-China Fund, Class VI	27,671,845

2,313,131	GMO Emerging Markets Fund, Class VI	68,376,141

4,664,345	GMO International Equity Fund, Class IV	107,093,353

1,267,447	GMO-Usonian Japan Value Creation Fund, Class VI	24,981,389

2,966,947	GMO Multi-Sector Fixed Income Fund, Class IV	56,164,303

766,499	GMO Opportunistic Income Fund, Class VI	19,591,715

784,621	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	20,219,676

437,222	GMO Quality Fund, Class VI	12,268,439

4,543,941	GMO U.S. Equity Fund, Class VI	61,434,084

1,981,985	GMO U.S. Small Cap Value Fund, Class VI	39,124,376

375	GMO U.S. Treasury Fund	1,879

	TOTAL MUTUAL FUNDS (COST $672,082,054)	623,031,502

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

833,893	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	833,893

	TOTAL SHORT-TERM INVESTMENTS (COST $833,893)	833,893

	TOTAL INVESTMENTS — 100.0% (Cost $672,915,947)	623,865,395

	Other Assets and Liabilities (net) — 0.00%	115,351

	TOTAL NET ASSETS — 100.0%	$623,980,746

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

See accompanying notes to the financial statements.	59

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Developed Equity Allocation Fund returned +6.80% (net) for the fiscal year ended February 28, 2022, as compared with +10.74% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. market and overweight to developed ex-U.S. detracted from performance relative to the benchmark. We also believed that emerging markets were trading at very preferential valuations, and therefore held an “off-benchmark” position here. Unfortunately, regulatory actions in China and the Russian invasion of Ukraine proved extremely detrimental. Security selection in developed markets was strong. In developed ex-U.S., strong outperformance of the Value style provided a decent tailwind, although this was partly offset by being overweight to Japan, which was the laggard within developed equities. The performance challenge from being overweight emerging markets was exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

60

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Developed Equity Allocation Fund Class III Shares and the MSCI World Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III the gross expense ratio of 0.58% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Class listed above, the net expense ratio of 0.52% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

61

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.2%
Short -Term Investments	2.7
Preferred Stocks	0.7
Investment Funds	0.1
Debt Obligations	0.0	^
Rights/Warrants	0.0	^
Futures Contracts	(0.0	)^
Other	(1.7)

	100.0%

Country/Region Summary¤	% of Investments
United States	40.7%
Japan	14.9
United Kingdom	8.0
France	4.8
Taiwan	3.3
Germany	3.2
Switzerland	3.1
Netherlands	3.0
Other Developed	2.5	‡
Other Emerging	2.5	†
Spain	2.2
Singapore	1.8
Korea	1.8
Norway	1.8
Australia	1.6
Italy	1.4
China	1.2
Mexico	1.2
Hong Kong	1.0

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short -term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

62

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

312,062	GMO Emerging Markets ex-China Fund, Class VI	5,198,953

78,556	GMO Emerging Markets Fund, Class VI	2,322,106

1,542,279	GMO International Equity Fund, Class IV	35,410,730

180,173	GMO-Usonian Japan Value Creation Fund, Class VI	3,551,214

188,432	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	4,855,891

390,433	GMO Quality Fund, Class VI	10,955,561

1,139,503	GMO U.S. Equity Fund, Class VI	15,406,078

459,841	GMO U.S. Small Cap Value Fund, Class VI	9,077,255

	TOTAL MUTUAL FUNDS (COST $82,024,578)	86,777,788

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

49,828	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	49,828

	TOTAL SHORT-TERM INVESTMENTS (COST $49,828)	49,828

	TOTAL INVESTMENTS — 100.0% (Cost $82,074,406)	86,827,616

	Other Assets and Liabilities (net) — (0.0%)	(17,742)

	TOTAL NET ASSETS — 100.0%	$86,809,874

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

See accompanying notes to the financial statements.	63

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Specific security selection is primarily handled by other GMO investment teams in collaboration with the Asset Allocation team.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Equity Allocation Fund returned +2.49% (net) for the fiscal year ended February 28, 2022, as compared with +7.81% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets detracted from performance relative to the benchmark. In particular, we believed that emerging markets were trading at very preferential valuations, but regulatory actions in China and the Russian invasion of Ukraine proved extremely detrimental. Security selection in developed markets was strong. In developed ex-U.S., strong outperformance of the Value style provided a decent tailwind, although this was partly offset by being overweight to Japan, which was the laggard within developed equities. The performance challenge from being overweight emerging markets was exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

64

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Equity Allocation Fund Class III Shares and the MSCI ACWI

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III, R6 and I the gross expense ratio of 0.57%, 0.57% and 0.67%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.56%, 0.56% and 0.66% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

65

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.2%
Short -Term Investments	2.5
Preferred Stocks	1.4
Investment Funds	0.3
Debt Obligations	0.1
Rights/Warrants	0.0 ^
Futures Contracts	(0.0)^
Other	(1.5)

100.0%

Country/Region Summary¤	% of Investments
United States	32.8%
Japan	13.4
United Kingdom	7.3
Taiwan	6.7
China	4.8
France	4.3
Korea	3.8
Germany	2.8
Switzerland	2.7
Netherlands	2.5
Other Developed	2.3 ‡
Mexico	1.9
Spain	1.9
Singapore	1.7
Other Emerging	1.7 †
Russia	1.6
Norway	1.5
India	1.5
Australia	1.3
Brazil	1.3
Italy	1.2
Hong Kong	1.0

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short -term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

66

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

6,593,568	GMO Emerging Markets ex-China Fund, Class VI	109,848,838

7,926,051	GMO Emerging Markets Fund, Class VI	234,294,075

24,320,669	GMO International Equity Fund, Class IV	558,402,561

3,250,703	GMO-Usonian Japan Value Creation Fund, Class VI	64,071,354

3,453,525	GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	88,997,330

7,767,346	GMO Quality Fund, Class VI	217,951,740

10,576,407	GMO U.S. Equity Fund, Class VI	142,993,024

8,293,720	GMO U.S. Small Cap Value Fund, Class VI	163,718,031

	TOTAL MUTUAL FUNDS (COST $1,620,458,042)	1,580,276,953

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

608,775	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	608,775

	TOTAL SHORT-TERM INVESTMENTS (COST $608,775)	608,775

	TOTAL INVESTMENTS — 100.0% (Cost $1,621,066,817)	1,580,885,728

	Other Assets and Liabilities (net) — (0.0%)	(52,551)

	TOTAL NET ASSETS — 100.0%	$1,580,833,177

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Allocations among asset classes are made by the Asset Allocation team and specific security selection is primarily handled by other GMO investment teams in collaboration with the Asset Allocation team.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned +2.02% (net) for the fiscal year ended February 28, 2022, as compared with +7.99% for the CPI.

This was a fairly lackluster 12 months for performance, both from an absolute perspective and a relative one. There was a tremendous spread in returns across risk assets with, for example, the S&P 500 Index returning 16.4% while the MSCI Emerging Market Index faltered to a -10.7% return. Our equity and equity long/short positions were biased towards emerging markets and away from the U.S. and therefore performed poorly. We believed that emerging markets were trading at very preferential valuations, but regulatory actions in China and the Russian invasion of Ukraine proved extremely challenging. The disappointing returns suffered by the equity book were exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia. Alternative assets enjoyed a strong year, driven by an excellent showing from the Equity Dislocation strategy, which is long cheap Value stocks and short expensive Growth stocks. Fixed Income assets also enjoyed a very solid 12 months, well ahead of the -2.6% posted by the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index), as the High Yield/Distressed portfolio delivered decent positive returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

68

GMO Implementation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Implementation Fund, the Consumer Price Index and the Bloomberg U.S. Treasury

Inflation Notes: 1-10 Year Index (formerly Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

The gross expense ratio of 0.22% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. The net expense ratio of 0.16% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	78.1%
Debt Obligations	26.3
Short-Term Investments	11.6
Preferred Stocks	1.5
Futures Contracts	1.0
Investment Funds	0.6
Mutual Funds	0.3
Rights/Warrants	0.0 ^
Purchased Options	0.0 ^
Written Options	(0.0)^
Swap Contracts	(0.1)
Forward Currency Contracts	(0.1)
Securities Sold Short	(22.9)
Other	3.7

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Switzerland	4.9%
Canada	4.1
Sweden	4.0
Australia	2.1
Euro Region	(0.6)§
Other Developed	(1.0)‡
United States	(3.3)
United Kingdom	(9.4)

0.8%

Country/Region Summary¤	Equity Investments % of Total Net Assets
Japan	9.3%
United States	8.3
China	7.6
Other Developed	6.1	‡
Taiwan	4.9
South Korea	3.9
Other Emerging	3.2	†
United Kingdom	2.7
India	2.4
Brazil	2.2
Mexico	1.5
Australia	1.3
Canada	1.2
Russia	1.2
France	1.1

	56.9%

Industry Group Summary	% of Equity Investments#
Banks	13.9%
Materials	11.2
Capital Goods	9.4
Technology Hardware & Equipment	8.7
Consumer Durables & Apparel	6.4
Food, Beverage & Tobacco	6.0
Energy	5.8
Automobiles & Components	5.1
Insurance	5.1
Pharmaceuticals, Biotechnology & Life Sciences	4.5
Diversified Financials	4.4
Semiconductors & Semiconductor Equipment	4.1
Telecommunication Services	3.9
Real Estate	3.2
Media & Entertainment	2.7
Retailing	2.4
Commercial & Professional Services	1.4
Health Care Equipment & Services	1.4
Food & Staples Retailing	1.2
Utilities	1.1
Household & Personal Products	0.5
Software & Services	0.3
Consumer Services	(1.3)
Transportation	(1.4)

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

70

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 78.1%

	Argentina — 0.0%

18,036	Banco BBVA Argentina SA ADR *	58,256

	Australia — 1.3%

40,966	Abacus Property Group (REIT)	105,218

97,638	Accent Group Ltd (a)	133,037

120,256	Adairs Ltd (a)	251,214

253,221	Aurizon Holdings Ltd (b)	645,944

94,352	Australian Pharmaceutical Industries Ltd (b)	104,978

223,636	Beach Energy Ltd (a)	249,103

780,271	BlueScope Steel Ltd	11,554,139

361,511	Brambles Ltd	2,603,863

566,766	Dexus (REIT)	4,486,509

669,793	Fortescue Metals Group Ltd	8,923,208

82,845	GDI Property Group (REIT)	63,195

328,387	Genworth Mortgage Insurance Australia Ltd	716,333

1,151,688	GPT Group (The) (REIT)	4,109,310

146,147	GrainCorp Ltd – Class A	893,886

107,307	HomeCo Daily Needs (REIT)	119,441

6,109	JB Hi-Fi Ltd (b)	219,739

34,357	McMillan Shakespeare Ltd	300,295

339,847	Metcash Ltd (a)	1,019,716

40,784	Mineral Resources Ltd	1,360,005

1,994,768	Mirvac Group (REIT)	3,720,071

233,134	Mount Gibson Iron Ltd	89,416

157,263	Rio Tinto Ltd (b)	13,561,890

160,116	Sandfire Resources Ltd	789,362

1,499,927	Scentre Group (REIT)	3,332,240

54,595	Southern Cross Media Group Ltd	70,350

1,137,783	Stockland (REIT)	3,442,810

25,651	Super Retail Group Ltd	206,153

33,424	Virtus Health Ltd (a)	181,360

	Total Australia	63,252,785

	Austria — 0.0%

5,487	Raiffeisen Bank International AG	89,410

	Belgium — 0.4%

5,597	Ackermans & van Haaren NV	1,044,820

134,831	Ageas SA/NV	6,486,201

15,143	AGFA-Gevaert NV * (b)	61,399

27,049	Bekaert SA	1,176,860

2,117	Cie d’Entreprises CFE	281,384

5,403	D’ieteren Group (b)	872,826

17,028	KBC Group NV	1,226,815

5,551	Orange Belgium SA	121,191

15,954	Proximus SADP	317,170

Shares	Description	Value ($)

	Belgium — continued

4,408	Sofina SA	1,711,871

64,774	UCB SA	7,069,222

471	VGP NV	120,268

	Total Belgium	20,490,027

	Brazil — 1.4%

90,000	Ambev SA	264,129

59,400	Ambev SA ADR	174,042

526,700	Banco Bradesco SA	1,727,497

275,700	Banco do Brasil SA	1,864,029

299,700	Blau Farmaceutica SA	1,728,499

2,800	Cia de Saneamento Basico do Estado de Sao Paulo	22,468

165,800	Cia Siderurgica Nacional SA	816,023

28,100	Equatorial Energia SA	138,963

172,800	JBS SA	1,210,429

1,364,200	Marfrig Global Foods SA	5,904,730

48,600	Petroleo Brasileiro SA	345,566

552,500	Petroleo Brasileiro SA Sponsored ADR (b)	7,895,225

136,200	Ser Educacional SA	292,223

1,026,700	Telefonica Brasil SA	10,068,491

3,588,500	TIM SA	9,518,452

141,400	Transmissora Alianca de Energia Eletrica SA	1,083,552

130,519	Vale SA	2,421,607

534,100	Vale SA Sponsored ADR – Class B (b)	9,875,509

1,178,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,507,750

1,681,300	Vibra Energia SA	7,658,181

	Total Brazil	65,517,365

	Canada — 1.9%

44,600	Bank of Montreal	5,092,669

21,400	Baytex Energy Corp *	97,756

1,336,333	Bombardier Inc – Class B * (a)	1,665,804

165,310	Brookfield Asset Management Inc – Class A (b)	9,032,538

98,100	Canaccord Genuity Group Inc	999,188

92,500	Canadian Apartment Properties (REIT)	3,850,335

40,800	Canadian Tire Corp Ltd – Class A (b)	6,015,224

21,300	Canadian Western Bank	623,624

78,800	Canfor Corp *	1,783,647

8,200	Canfor Pulp Products Inc * (a)	37,005

39,700	Celestica Inc * (c)	472,033

118,000	Celestica Inc * (c)	1,402,966

18,300	Cenovus Energy Inc	287,310

9,800	Cogeco Inc	606,479

109,300	Corus Entertainment Inc – Class B	438,062

12,000	DREAM Unlimited Corp – Class A	445,444

5,700	Enerplus Corp	72,852

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Canada — continued

45,500	Finning International Inc	1,323,897

27,000	iA Financial Corp Inc	1,604,237

31,200	Imperial Oil Ltd (c)	1,400,369

30,700	Imperial Oil Ltd (c)	1,376,588

41,700	Interfor Corp	1,270,246

3,700	Laurentian Bank of Canada (a)	124,267

26,300	Linamar Corp	1,373,410

65,200	Magna International Inc	4,844,090

5,400	Morguard North American Residential Real Estate Investment Trust (REIT)	81,117

117,357	Nutrien Ltd (b)	10,091,528

14,200	Onex Corp	953,613

53,900	Parex Resources Inc	1,188,564

171,000	Power Corp of Canada (a)	5,273,680

60,200	PrairieSky Royalty Ltd (a)	814,065

81,700	Quebecor Inc – Class B	1,786,765

66,800	RioCan Real Estate Investment Trust (REIT)	1,323,879

8,800	Russel Metals Inc (a)	218,004

346,330	Shaw Communications Inc – Class B (b)	10,385,801

19,700	Tamarack Valley Energy Ltd	80,199

36,300	Teck Resources Ltd – Class B (c)	1,307,086

69,800	Teck Resources Ltd – Class B (c)	2,509,310

29,800	Topaz Energy Corp	466,925

1,500	Tourmaline Oil Corp (a)	59,172

11,800	Transat AT Inc – Class B * (a)	45,338

720	Transcontinental Inc – Class A (a)	11,617

11,900	Wajax Corp	221,101

58,400	West Fraser Timber Co Ltd	5,829,403

3,100	Westshore Terminals Investment Corp (a) (b)	72,664

	Total Canada	88,959,871

	Chile — 0.1%

49,497	Aguas Andinas SA – Class A	10,440

1,391,419	Banco de Chile	147,521

2,992,951	Banco Santander Chile	146,965

16,900	Banco Santander Chile ADR	329,888

6,734	CAP SA	77,948

43,448	Cencosud SA	79,882

107,776	Cencosud Shopping SA	115,657

22,600	Cia Cervecerias Unidas SA Sponsored ADR	361,148

10,286,240	Colbun SA	750,011

6,759	Empresas COPEC SA	52,413

873,397	Enel Americas SA	102,267

521,373	Falabella SA	1,716,611

62,938	Inversiones La Construccion SA	252,070

	Total Chile	4,142,821

Shares	Description	Value ($)

	China — 7.8%

3,033,720	361 Degrees International Ltd *	1,491,463

270,000	7Road Holdings Ltd *	84,621

128,750	A-Living Smart City Services Co Ltd	230,787

866,000	Agile Group Holdings Ltd (a)	394,569

46,170,280	Agricultural Bank of China Ltd – Class H	17,485,565

291,832	Alibaba Group Holding Ltd *	3,841,640

278,000	Angang Steel Co Ltd – Class H	138,246

500	Anhui Conch Cement Co Ltd – Class H	2,683

55,920	ANTA Sports Products Ltd	854,077

52,190	Autohome Inc ADR	1,596,492

39,960	Autohome Inc – Class A *	295,064

7,093,000	BAIC Motor Corp Ltd – Class H	2,478,112

2,590,096	Bank of China Ltd – Class A	1,273,171

43,883,720	Bank of China Ltd – Class H	17,084,006

17,811,416	Bank of Communications Co Ltd – Class H	12,210,247

435,000	Beijing Enterprises Holdings Ltd	1,487,048

385,220	BYD Electronic International Co Ltd (a)	1,087,018

369,000	China Aoyuan Group Ltd (a)	61,507

1,210,000	China BlueChemical Ltd – Class H	362,311

11,555,000	China Cinda Asset Management Co Ltd – Class H	2,085,834

7,901,893	China Communications Services Corp Ltd – Class H	4,335,145

10,353,513	China Construction Bank Corp – Class H	7,764,768

1,151,000	China Datang Corp Renewable Power Co Ltd – Class H (a)	436,168

2,419,480	China Dongxiang Group Co Ltd	182,588

11,684,000	China Energy Engineering Corp Ltd – Class H (a)	1,915,039

603,000	China Everbright Bank Co Ltd – Class H	224,260

1,664,000	China Everbright Environment Group Ltd	1,194,711

3,189,200	China Feihe Ltd	3,805,543

3,659,000	China Greenfresh Group Co Ltd * (d)	—

231,000	China High Speed Transmission Equipment Group Co Ltd – Class H *	175,256

4,731,000	China Hongqiao Group Ltd	6,623,439

2,096,480	China Lesso Group Holdings Ltd	3,227,708

410,000	China Lilang Ltd	227,759

865,600	China Longyuan Power Group Corp Ltd – Class H	1,786,243

2,804,925	China Medical System Holdings Ltd	4,994,599

685,713	China Merchants Bank Co Ltd – Class A	5,425,311

74,000	China Merchants Port Holdings Co Ltd	139,519

1,028,600	China Molybdenum Co Ltd – Class A	987,629

30,000	China Molybdenum Co Ltd – Class H	18,057

4,394,000	China National Building Material Co Ltd – Class H	5,636,747

355,520	China Oriental Group Co Ltd	103,342

1,923,000	China Overseas Grand Oceans Group Ltd	1,109,368

72	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	China — continued

3,207,000	China Overseas Land & Investment Ltd	9,791,506

81,840	China Pacific Insurance Group Co Ltd – Class A	344,503

232,728	China Pacific Insurance Group Co Ltd – Class H	648,049

30,784,000	China Petroleum & Chemical Corp – Class H	15,314,632

18,763,000	China Railway Group Ltd – Class H	11,016,805

629,000	China Railway Signal & Communication Corp Ltd – Class H (a)	229,224

4,560,320	China Reinsurance Group Corp – Class H	438,296

84,160	China Resources Gas Group Ltd	386,546

492,640	China Resources Land Ltd	2,396,348

4,952,000	China Resources Pharmaceutical Group Ltd	2,449,284

80,000	China Risun Group Ltd	49,834

510,000	China Shineway Pharmaceutical Group Ltd	417,295

2,586,000	China South City Holdings Ltd	215,871

1,532,000	China State Construction International Holdings Ltd	2,157,541

5,902,000	China Traditional Chinese Medicine Holdings Co Ltd	3,364,492

129,000	China Yongda Automobiles Services Holdings Ltd	150,505

14,600	China Yuchai International Ltd	180,603

4,237,600	China Zhongwang Holdings Ltd * (a) (e)	911,008

60,000	CIFI Ever Sunshine Services Group Ltd	109,114

11,267,000	CITIC Ltd	13,147,735

2,865,000	Country Garden Holdings Co Ltd ADR (a)	2,225,909

112,000	Country Garden Services Holdings Co Ltd	669,979

9,126,000	CSPC Pharmaceutical Group Ltd	10,817,620

10,022,000	Dongfeng Motor Group Co Ltd – Class H	8,626,198

98,000	Dongyue Group Ltd (a)	142,172

114,060	ENN Energy Holdings Ltd	1,651,862

1,014,534	Fangda Special Steel Technology Co Ltd – Class A	1,325,326

2,615,500	Fosun International Ltd	2,837,827

58,100	Fuyao Glass Industry Group Co Ltd – Class A	408,144

32,000	Fuyao Glass Industry Group Co Ltd – Class H	156,995

13,000	Geely Automobile Holdings Ltd	24,214

142,040	Greenland Hong Kong Holdings Ltd	24,315

264,080	Guangdong Investment Ltd	355,371

578,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,544,914

4,548,800	Guangzhou R&F Properties Co Ltd – Class H (a)	1,936,425

76,600	Haier Smart Home Co Ltd – Class H	268,413

553,300	Hello Group Inc Sponsored ADR	5,272,949

Shares	Description	Value ($)

	China — continued

941,244	Hisense Home Appliances Group Co Ltd – Class A	2,031,253

425,000	Hisense Home Appliances Group Co Ltd – Class H	476,994

8,964	Hollysys Automation Technologies Ltd *	126,213

640,210	Hopson Development Holdings Ltd	1,317,906

88	Industrial & Commercial Bank of China Ltd – Class A	65

4,070,696	Industrial & Commercial Bank of China Ltd – Class H	2,430,023

877,793	Inner Mongolia Eerduosi Resources Co Ltd – Class A	3,629,119

10,792	JD.com Inc – Class A *	385,484

66,500	KE Holdings Inc ADR *	1,290,765

910,000	Kingboard Holdings Ltd	4,257,115

55,260	Kingboard Laminates Holdings Ltd	92,082

316,000	Kunlun Energy Co Ltd	310,844

87,000	KWG Living Group Holdings Ltd	36,040

1,007,100	Legend Holdings Corp – Class H	1,416,780

10,578,000	Lenovo Group Ltd	11,779,332

326,400	Livzon Pharmaceutical Group Inc – Class H	1,225,101

50,880	Logan Group Co Ltd (a)	16,906

2,658,640	Lonking Holdings Ltd	708,596

62,392	Lufax Holding Ltd ADR *	403,676

13,831,000	Metallurgical Corp of China Ltd – Class H	4,206,779

348,000	MMG Ltd *	126,056

55,000	NetDragon Websoft Holdings Ltd.	123,335

15,668	NetEase Inc	303,046

10,132	NetEase Inc ADR (b)	965,985

28,000	Newborn Town Inc *	15,795

2,894,000	Nexteer Automotive Group Ltd	2,898,570

87,000	PetroChina Co Ltd ADR	4,633,620

10,374,000	PetroChina Co Ltd – Class H	5,556,580

12,087,720	PICC Property & Casualty Co Ltd – Class H	12,759,632

1,624,000	Ping An Insurance Group Co of China Ltd – Class H	12,591,948

754,000	Poly Property Group Co Ltd	204,674

2,789,729	Postal Savings Bank of China Co Ltd – Class A	2,473,577

2,584,000	Powerlong Real Estate Holdings Ltd	1,238,563

17,000	Q Technology Group Co Ltd	16,054

265,000	Road King Infrastructure Ltd	252,131

514,000	Seazen Group Ltd *	271,215

372,000	Shanghai Jin Jiang Capital Co Ltd – Class H	141,518

2,089,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	3,772,402

3,118,000	Shimao Group Holdings Ltd (a)	1,871,105

7,089,000	Sihuan Pharmaceutical Holdings Group Ltd (a)	1,520,083

See accompanying notes to the financial statements.	73

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	China — continued

1,787,500	Sino-Ocean Land Holdings Ltd	384,486

2,223,540	Sinopec Engineering Group Co Ltd – Class H	1,063,710

4,328,800	Sinopharm Group Co Ltd – Class H	10,493,804

2,446,440	Sinotruk Hong Kong Ltd	3,651,720

10,646,000	Skyworth Group Ltd *	6,014,218

2,918,000	Sunac China Holdings Ltd (a)	2,385,171

35,000	Sunac Services Holdings Ltd	29,913

100,872	Sunny Optical Technology Group Co Ltd	2,417,292

3,093,000	TCL Electronics Holdings Ltd	1,449,961

196,137	Tencent Holdings Ltd	10,583,810

15,092	Tencent Holdings Ltd ADR (b)	811,799

161,400	Tencent Music Entertainment Group ADR *	869,946

914,000	Tianjin Port Development Holdings Ltd	73,644

221,000	Tianli Education International Holdings Ltd (e)	54,016

3,038,000	Tianneng Power International Ltd (a)	2,787,022

560,700	Vipshop Holdings Ltd ADR * (b)	4,861,269

1,032,000	West China Cement Ltd	177,167

47,500	Xiabuxiabu Catering Management China Holdings Co Ltd *	29,890

10,000	Yihai International Holding Ltd * (a)	41,841

7,717,484	Yuzhou Group Holdings Co Ltd (a)	613,158

366,750	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	750,804

220,000	Zhenro Properties Group Ltd	18,941

812,680	Zhongsheng Group Holdings Ltd	5,674,882

29,500	Zhou Hei Ya International Holdings Co Ltd * (a)	19,709

182,300	Zhuzhou CRRC Times Electric Co Ltd – Class H	950,243

1,525,600	Zijin Mining Group Co Ltd – Class A	2,732,790

277,400	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	184,528

	Total China	363,868,180

	Czech Republic — 0.0%

278,754	Moneta Money Bank AS	1,103,152

861	Philip Morris CR AS	622,920

	Total Czech Republic	1,726,072

	Denmark — 0.5%

733	AP Moller – Maersk A/S – Class A (b)	2,197,877

1,848	AP Moller – Maersk A/S – Class B (b)	5,846,169

7,774	Carlsberg A/S – Class B	1,140,054

416,295	Danske Bank A/S	7,051,210

17,339	Matas A/S	253,038

55,800	Pandora A/S	5,713,769

58,408	Scandinavian Tobacco Group A/S	1,317,119

	Total Denmark	23,519,236

Shares	Description	Value ($)

	Egypt — 0.0%

217,739	Commercial International Bank Egypt SAE *	663,193

872,223	Eastern Co SAE	603,015

56,312	Medinet Nasr Housing	6,924

32,198	Misr Fertilizers Production Co SAE	182,162

	Total Egypt	1,455,294

	Finland — 0.3%

50,239	Kesko Oyj – B Shares	1,478,519

126,248	Neste Oyj	4,922,993

1,274,638	Nokia Oyj *	6,892,399

188,767	Outokumpu Oyj *	1,112,707

5,821	Sanoma Oyj	84,876

	Total Finland	14,491,494

	France — 1.8%

46,270	ALD SA (b)	645,862

331	Alten SA (b)	49,974

40,113	APERAM SA	2,246,014

207,935	ArcelorMittal SA	6,451,937

546	Arkema SA	72,409

1,788	Axway Software SA	37,157

203,567	BNP Paribas SA	11,811,878

1,836	Boiron SA	85,632

909	Caisse Regionale de Credit Agricole Mutuel Nord de France	19,766

468	Christian Dior SE (b)	331,420

89,776	Cie de Saint-Gobain	5,566,568

54,256	Coface SA	721,697

120,410	Derichebourg SA	1,251,012

3,572	Eramet SA *	468,044

820	Groupe Crit (a)	56,691

989	HEXAOM (a)	37,426

26,893	Ipsen SA	3,129,259

33,240	IPSOS	1,584,143

8,995	Kering SA (b)	6,239,233

11,472	LVMH Moet Hennessy Louis Vuitton SE (b)	8,430,830

1,885	Mersen SA	69,706

66,711	Metropole Television SA	1,322,281

6,572	Nexity SA	259,054

117,253	Publicis Groupe SA	7,781,579

41,751	Quadient SA	763,322

2,190	Rothschild & Co	85,016

86,083	Safran SA (b)	10,945,207

8,058	Sanofi (b)	842,323

7,292	Schneider Electric SE (b)	1,129,794

15,342	Societe BIC SA	809,551

273,045	Societe Generale SA	7,721,039

4,200	STMicroelectronics NV – NY Shares	177,744

74	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	France — continued

1,769	Synergie SE	69,212

155,310	Television Francaise 1	1,533,119

2,003	TotalEnergies SE (b)	102,868

	Total France	82,848,767

	Germany — 1.3%

21,598	ADVA Optical Networking SE *	365,673

279	Amadeus Fire AG	45,004

115,376	Bayer AG (Registered)	6,664,460

49,356	Bayerische Motoren Werke AG	4,753,337

57,385	Beiersdorf AG	5,817,002

933	Cewe Stiftung & Co KGaA	105,930

1,257	Covestro AG	66,477

44,360	Deutsche Pfandbriefbank AG	481,027

2,151	Draegerwerk AG & Co KGaA	112,858

2,771	Elmos Semiconductor SE	178,472

92,249	Fresenius SE & Co KGaA (b)	3,218,773

4,837	Hamburger Hafen und Logistik AG (b)	95,840

83,943	HeidelbergCement AG	5,446,802

5,792	Hornbach Holding AG & Co KGaA	758,667

1,035	HUGO BOSS AG	63,158

173,307	Kloeckner & Co SE *	2,344,556

155,245	Mercedes-Benz Group AG (b)	12,127,658

21,143	Merck KGaA (b)	4,193,661

5,191	RTL Group SA	289,252

35,636	Salzgitter AG *	1,556,639

27,841	SAP SE (b)	3,140,576

70,928	Siltronic AG	8,060,667

7,018	Traton SE	143,338

8,752	Volkswagen AG	2,263,611

813	Wuestenrot & Wuerttembergische AG	16,078

	Total Germany	62,309,516

	Greece — 0.0%

47,176	Hellenic Telecommunications Organization SA	943,613

18,868	JUMBO SA	271,081

	Total Greece	1,214,694

	Hong Kong — 0.8%

201,000	ASM Pacific Technology Ltd	2,205,174

123,200	Bank of East Asia Ltd (The)	207,671

102,388	Budweiser Brewing Co APAC Ltd	317,809

173,000	Chow Sang Sang Holdings International Ltd	242,810

1,193,000	CITIC Telecom International Holdings Ltd	424,595

37,500	CK Asset Holdings Ltd (b)	236,852

1,120,500	CK Hutchison Holdings Ltd	7,855,896

1,170,000	CSI Properties Ltd	30,900

Shares	Description	Value ($)

	Hong Kong — continued

274,400	Dah Sing Banking Group Ltd	248,439

88,000	Dah Sing Financial Holdings Ltd	284,978

3,132,000	First Pacific Co Ltd	1,226,107

616,523	Galaxy Entertainment Group Ltd *	3,438,491

528,000	Giordano International Ltd	106,829

332,500	HK Electric Investments & HK Electric Investments Ltd (b)	328,063

800,000	HKT Trust & HKT Ltd	1,079,481

517,000	IGG Inc	309,638

243,500	Johnson Electric Holdings Ltd	405,459

62,500	JS Global Lifestyle Co Ltd	72,085

443,000	K Wah International Holdings Ltd	168,139

148,000	Kerry Logistics Network Ltd	359,090

838,000	Kerry Properties Ltd	2,296,276

65,000	Luk Fook Holdings International Ltd	172,687

6,500	Orient Overseas International Ltd.(b)	183,881

921,000	Pacific Textiles Holdings Ltd	446,825

1,222,000	PAX Global Technology Ltd	911,980

2,724,000	PCCW Ltd	1,523,927

369,000	Power Assets Holdings Ltd (b)	2,325,632

142,000	Regal Real Estate Investment Trust (REIT)	26,383

700,000	Shun Tak Holdings Ltd *	178,889

350,000	Singamas Container Holdings Ltd	48,983

54,000	SITC International Holdings Co Ltd	222,650

139,500	SmarTone Telecommunications Holdings Ltd	79,573

246,000	Sun Hung Kai & Co Ltd	124,890

24,000	Sun Hung Kai Properties Ltd (b)	279,019

139,500	Swire Pacific Ltd – Class A	770,907

40,000	TAI Cheung Holdings Ltd	25,421

137,500	Texhong Textile Group Ltd	171,120

414,000	VPower Group International Holdings Ltd – Class H	61,764

632,000	VSTECS Holdings Ltd	649,760

197,500	VTech Holdings Ltd	1,623,682

5,828,000	WH Group Ltd	4,070,133

844,920	Xinyi Glass Holdings Ltd	2,250,648

484,500	Yue Yuen Industrial Holdings Ltd *	818,741

	Total Hong Kong	38,812,277

	Hungary — 0.0%

17,265	MOL Hungarian Oil & Gas Plc	134,672

14,831	OTP Bank Nyrt Plc *	565,939

	Total Hungary	700,611

	India — 2.5%

10	Amara Raja Batteries Ltd	75

16,032	Ambuja Cements Ltd	67,448

83,788	Apollo Tyres Ltd	206,682

491,260	Arvind Ltd *	776,288

See accompanying notes to the financial statements.	75

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	India — continued

57,385	Asian Paints Ltd	2,423,130

10	Astral Ltd	259

2	AU Small Finance Bank Ltd *	32

166,314	Axis Bank Ltd *	1,648,470

15,336	Bajaj Consumer Care Ltd	33,231

55,845	Balrampur Chini Mills Ltd	295,537

49,336	Bharat Electronics Ltd	138,549

17,075	Bharat Petroleum Corp Ltd	79,577

206,177	Brightcom Group Ltd	334,032

2,576	Chambal Fertilizers and Chemicals Ltd	12,940

7,165	Clean Science & Technology Ltd *	176,471

512,404	Coal India Ltd	1,156,584

861	Colgate-Palmolive India Ltd	16,479

8,572	Coromandel International Ltd	88,076

10,516	Cummins India Ltd	134,437

3	Cyient Ltd	33

151,712	Dhampur Sugar Mills Ltd	760,322

82	Dr Lal PathLabs Ltd	2,757

7,859	Emami Ltd	51,649

26,184	Engineers India Ltd	21,585

12	Exide Industries Ltd	24

1,507	Finolex Cables Ltd	8,350

7,780	Finolex Industries Ltd	15,902

774,482	GAIL India Ltd	1,497,027

77,288	Glenmark Pharmaceuticals Ltd	461,944

7,304	Grasim Industries Ltd	156,018

18	Gujarat Gas Ltd	141

49,605	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	364,514

232,599	Gujarat State Fertilizers & Chemicals Ltd	389,338

28,921	Gujarat State Petronet Ltd	111,057

508,344	HCL Technologies Ltd	7,637,641

77,139	HDFC Bank Ltd	1,466,929

18,600	HDFC Bank Ltd ADR	1,156,362

136,720	Hindalco Industries Ltd	1,047,780

30,974	Hindustan Aeronautics Ltd	570,244

282,141	Hindustan Petroleum Corp Ltd	1,026,382

53,452	Hindustan Unilever Ltd	1,548,197

57,558	Hindustan Zinc Ltd	239,653

70,971	Housing Development Finance Corp Ltd	2,240,581

254,908	ICICI Bank Ltd	2,521,396

9,500	ICICI Bank Ltd Sponsored ADR	184,965

1,058,648	Indiabulls Housing Finance Ltd	2,127,033

258,924	Indiabulls Real Estate Ltd *	374,285

252,480	Indian Oil Corp Ltd	387,698

97,373	Indus Towers Ltd *	280,650

34	Infosys Ltd	776

177,600	Infosys Ltd Sponsored ADR (b)	3,988,896

5,033,895	ITC Ltd	14,497,983

239,470	Jai Balaji Industries Ltd *	146,434

Shares	Description	Value ($)

	India — continued

5,418	Jindal Stainless Hisar Ltd *	25,631

985,774	Karnataka Bank Ltd (The)	792,141

16	KEI Industries Ltd	211

3	KNR Constructions Ltd	12

5	L&T Technology Services Ltd	302

26,111	Mahanagar Gas Ltd	252,854

252,265	Mahindra & Mahindra Ltd	2,663,918

19,623	Manappuram Finance Ltd	30,082

36,830	Marico Ltd	249,839

42,620	Mindtree Ltd	2,206,916

285,269	National Aluminium Co Ltd	462,730

72,851	NBCC India Ltd	38,001

186,690	NCC Ltd	157,162

236,794	NHPC Ltd	86,213

932,331	NMDC Ltd	1,784,982

1,251,300	NTPC Ltd	2,228,314

10,240	Oberoi Realty Ltd *	124,518

7,103,937	Oil & Natural Gas Corp Ltd	15,276,396

1,223	Oracle Financial Services Software Ltd	55,408

2	Persistent Systems Ltd	105

99,387	Petronet LNG Ltd	285,722

2	PI Industries Ltd	66

5,207	PNC Infratech Ltd	18,387

6	Polycab India Ltd	189

438	Polyplex Corp Ltd	10,625

3,251,091	Power Finance Corp Ltd	4,769,573

557,329	Power Grid Corp of India Ltd	1,545,584

27,090	Prestige Estates Projects Ltd	163,906

225,121	PTC India Ltd	255,110

132,791	Rajesh Exports Ltd	1,246,186

4,384,966	REC Ltd	7,151,680

473,241	Redington India Ltd	964,602

2	Reliance Industries Ltd	63

10	SKF India Ltd	477

8,836	Sobha Ltd	90,835

86,897	Steel Authority of India Ltd	112,203

453,396	Sun Pharmaceutical Industries Ltd	5,095,001

19,478	Sun TV Network Ltd	116,684

1,272	Supreme Industries Ltd	34,607

63,106	Tata Consultancy Services Ltd	2,986,034

156,774	Tata Motors Ltd – Class A *	456,592

251,828	Tata Steel Ltd	4,113,736

63,688	Titan Co Ltd	2,171,286

3,509	Triveni Engineering & Industries Ltd	11,629

465,570	TV18 Broadcast Ltd *	377,369

3	United Spirits Ltd *	36

21,882	UPL Ltd	194,520

22,191	Vardhman Textiles Ltd	760,386

80,745	Welspun Corp Ltd	155,013

466,587	Wipro Ltd	3,453,396

76	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	India — continued

21	Zensar Technologies Ltd	99

	Total India	115,850,174

	Indonesia — 0.5%

2,181,300	Adaro Energy Tbk PT	373,725

216,600	AKR Corporindo Tbk PT	11,458

16,422,400	Bank Central Asia Tbk PT	9,271,524

4,838,200	Bank Mandiri Persero Tbk PT	2,615,730

1,454,781	Bank Negara Indonesia Persero Tbk PT	815,133

3,202,200	Bank Pembangunan Daerah Jawa Timur Tbk PT	171,710

17,494,300	Bank Rakyat Indonesia Persero Tbk PT	5,593,980

625,900	Bukit Asam Tbk PT	137,501

81,100	Indika Energy Tbk PT *	12,650

634,600	Indo Tambangraya Megah Tbk PT	1,180,272

2,757,100	Media Nusantara Citra Tbk PT	167,828

45,688,800	Panin Financial Tbk PT *	537,707

44,700	Ramayana Lestari Sentosa Tbk PT *	1,966

3,082,868	Telkom Indonesia Persero Tbk PT	930,758

333,500	Timah Tbk PT *	37,119

78,200	United Tractors Tbk PT	136,458

	Total Indonesia	21,995,519

	Ireland — 0.5%

164,848	AIB Group Plc *	434,915

758,839	Bank of Ireland Group Plc *	5,035,084

1,924	CRH Plc	87,462

33,200	CRH Plc Sponsored ADR	1,490,348

59,861	Glanbia Plc	837,996

244,384	Hibernia REIT Plc	319,007

7,809	Kingspan Group Plc	762,644

38,104	Origin Enterprises Plc	154,276

31,131	Permanent TSB Group Holdings Plc *	60,109

194,970	Ryanair Holdings Plc *	3,380,436

52,276	Ryanair Holdings Plc Sponsored ADR * (b)	5,212,440

91,730	Smurfit Kappa Group Plc (c)	4,581,200

13,714	Smurfit Kappa Group Plc (c)	680,518

	Total Ireland	23,036,435

	Israel — 0.5%

314,849	Bank Leumi Le-Israel BM	3,410,734

52,400	Check Point Software Technologies Ltd *	7,591,712

16,564	First International Bank of Israel Ltd	712,514

57,020	Isracard Ltd	299,263

836,336	Oil Refineries Ltd *	299,682

749,000	Teva Pharmaceutical Industries Ltd Sponsored ADR *	6,089,370

111,209	Tower Semiconductor Ltd *	5,210,142

	Total Israel	23,613,417

Shares	Description	Value ($)

	Italy — 1.0%

47,141	A2A SPA (b)	84,104

25,505	ACEA SPA (b)	484,360

44,306	Anima Holding SPA	209,440

52,995	Arnoldo Mondadori Editore SPA *	116,310

24,264	Azimut Holding SPA	578,974

40,805	Banca IFIS SPA	861,162

175,429	Banco BPM SPA	601,938

60,403	Credito Emiliano SPA	433,753

11,774	De’ Longhi SPA	373,607

360,697	Enel SPA (b)	2,657,954

16,855	Esprinet SPA	210,156

181,347	EXOR NV	13,739,865

9,105	Hera SPA (b)	35,305

100,916	IMMSI SPA * (a)	47,305

411,198	Italgas SPA (b)	2,654,288

23,101	La Doria SPA	425,808

439,698	Leonardo SPA *	3,919,846

199,565	Poste Italiane SPA	2,288,914

1,097	Prima Industrie SPA *	19,023

1,858	Sabaf SPA	41,063

2,146	Salcef SPA	53,019

25,925,049	Telecom Italia SPA	10,892,298

2,729,938	Telecom Italia SPA – RSP	1,133,654

10,058	Unieuro SPA (a)	199,127

617,374	Unipol Gruppo SPA	3,132,606

	Total Italy	45,193,879

	Japan — 12.1%

15,600	ADEKA Corp	361,800

52,300	Aeon Delight Co Ltd (a)	1,357,882

498,200	Aeon Mall Co Ltd (a)	7,005,714

160,600	AGC Inc	7,124,624

15,500	Aichi Corp	118,994

51,100	Aisin Corp	1,861,280

177,600	Amano Corp	3,481,759

29,500	AOKI Holdings Inc	153,917

135,700	Arcs Co Ltd (a)	2,570,044

899,200	Asahi Kasei Corp	8,438,836

307,800	Astellas Pharma Inc	5,135,402

9,100	Bando Chemical Industries Ltd	68,233

182,500	Brother Industries Ltd	3,321,661

18,800	Calbee Inc	422,731

5,600	Canon Electronics Inc	78,158

118,000	Canon Inc (b)	2,776,887

4,100	Canon Inc Sponsored ADR (b)	96,883

19,700	Canon Marketing Japan Inc	411,736

4,800	Central Glass Co Ltd	86,135

4,000	Chiyoda Integre Co Ltd	69,168

276,100	Chugoku Marine Paints Ltd	2,212,791

74,900	Citizen Watch Co Ltd	326,271

See accompanying notes to the financial statements.	77

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Japan — continued

9,600	CONEXIO Corp	116,322

104,700	Dai Nippon Printing Co Ltd	2,733,161

13,700	Dai Nippon Toryo Co Ltd	96,945

4,000	Dai-Dan Co Ltd	81,232

41,600	Daihen Corp	1,566,185

4,800	Daiichi Jitsugyo Co Ltd	182,542

2,800	Daito Pharmaceutical Co Ltd	73,519

144,300	Daiwa House Industry Co Ltd (b)	4,092,387

695,400	Daiwabo Holdings Co Ltd	10,764,349

239,400	Denka Co Ltd	7,352,607

2,000	Dowa Holdings Co Ltd	90,261

5,000	Eizo Corp	160,667

104,700	Electric Power Development Co Ltd (b)	1,661,190

437,100	EXEO Group Inc	9,098,832

61,200	Ezaki Glico Co Ltd	2,087,798

9,200	FJ Next Holdings Co Ltd	81,495

313,900	Fuji Corp	6,383,283

10,000	Fuji Electric Co Ltd	514,516

3,800	Fuji Pharma Co Ltd	33,610

9,100	FUJIFILM Holdings Corp (b)	578,433

2,900	Fujimori Kogyo Co Ltd	100,646

20,800	Fujitsu Ltd (b)	3,021,907

6,800	Furuno Electric Co Ltd (a)	61,161

7,800	Furyu Corp	70,661

14,800	G-7 Holdings Inc	214,091

21,800	Hanwa Co Ltd	634,104

535,194	Haseko Corp	6,831,701

18,400	Hazama Ando Corp	148,209

5,900	Heiwado Co Ltd (a)	102,837

39,900	Hitachi Ltd (b)	1,973,163

8,400	Hitachi Zosen Corp	58,227

2,700	Hochiki Corp	28,727

101,400	Hogy Medical Co Ltd	2,957,045

478,600	Honda Motor Co Ltd	14,540,295

3,400	Hosokawa Micron Corp	79,544

5,900	Hyakujushi Bank Ltd (The)	92,403

57,000	Idemitsu Kosan Co Ltd	1,527,973

105,500	Iida Group Holdings Co Ltd	1,957,989

170,700	Inabata & Co Ltd	3,447,213

1,064,100	Inpex Corp	10,968,228

106,300	Isuzu Motors Ltd	1,437,665

462,300	ITOCHU Corp (b)	15,065,710

1,600	Itochu-Shokuhin Co Ltd	69,600

58,500	Itoham Yonekyu Holdings Inc	351,525

29,400	Itoki Corp	91,902

15,600	Jaccs Co Ltd	440,570

229,500	Japan Tobacco Inc	4,220,771

303,800	JFE Holdings Inc	4,522,840

450,700	JVCKenwood Corp	727,683

825,800	K’s Holdings Corp	8,948,362

Shares	Description	Value ($)

	Japan — continued

11,500	Kaga Electronics Co Ltd	302,666

305,600	Kajima Corp	4,112,913

13,400	Kamei Corp	122,721

6,600	Kanamoto Co Ltd	130,767

47,500	Kandenko Co Ltd	361,193

13,200	Kaneka Corp	431,758

301,500	Kanematsu Corp	3,680,948

500	Kato Sangyo Co Ltd	13,478

570,600	KDDI Corp	18,568,032

53,500	Kinden Corp	758,770

2,300	Kintetsu World Express Inc (b)	60,277

436,400	Kirin Holdings Co Ltd	7,255,349

19,400	Kitz Corp	110,722

7,279	Kohnan Shoji Co Ltd (a)	231,469

21,500	Kokuyo Co Ltd	301,410

40,300	Komeri Co Ltd	990,905

28,700	Konica Minolta Inc	121,590

193,800	Konoike Transport Co Ltd (b)	2,026,859

1,700	Krosaki Harima Corp	64,713

4,400	Kumagai Gumi Co Ltd	110,613

11,300	Kyokuto Kaihatsu Kogyo Co Ltd	142,666

12,100	Kyosan Electric Manufacturing Co Ltd	44,701

249,500	Kyudenko Corp	6,698,260

14,200	Lintec Corp	316,527

5,000	Macnica Fuji Electronics Holdings Inc	117,682

221,700	Macromill Inc	2,178,511

271,500	Mandom Corp	3,255,712

181,300	Marubeni Corp	1,903,040

251,400	Maruichi Steel Tube Ltd	6,239,636

5,400	Maruzen Showa Unyu Co Ltd (b)	150,284

225,600	Maxell Ltd	2,323,927

48,800	MCJ Co Ltd	427,257

28,100	MEIJI Holdings Co Ltd	1,686,505

1,600	Melco Holdings Inc	53,637

1,200	Mirait Holdings Corp	20,394

181,700	Mitsubishi Corp (b)	6,109,422

5,300	Mitsubishi Research Institute Inc (b)	179,198

5,400	Mitsubishi Shokuhin Co Ltd	145,564

968,100	Mitsubishi UFJ Financial Group Inc (b)	5,943,150

11,100	Mitsuboshi Belting Ltd	209,230

55,300	Mitsui & Co Ltd (b)	1,378,779

49,600	Mitsui Chemicals Inc	1,268,002

12,600	Mitsui DM Sugar Holdings Co Ltd	224,928

10,570	Mixi Inc (a)	205,598

13,900	Modec Inc	142,174

221,900	Morinaga & Co Ltd	7,219,717

185,100	MS&AD Insurance Group Holdings Inc	6,263,173

13,800	MTI Ltd	55,376

180,400	NEC Corp (b)	7,805,118

43,900	NEC Networks & System Integration Corp (b)	674,987

78	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Japan — continued

10,900	NGK Insulators Ltd	169,276

7,600	NGK Spark Plug Co Ltd	136,957

239,200	NH Foods Ltd	8,977,828

12,400	Nichias Corp	280,901

14,800	Nichiha Corp	333,370

8,400	Nichireki Co Ltd	94,501

120,400	Nikon Corp	1,258,520

21,500	Nippn Corp	318,942

3,700	Nippo Corp(a)	128,015

4,200	Nippon Densetsu Kogyo Co Ltd	58,237

263,700	Nippon Steel Corp	4,828,074

7,600	Nippon Steel Trading Corp	360,513

106,400	Nippon Suisan Kaisha Ltd	503,844

530,500	Nippon Telegraph & Telephone Corp (b)	15,247,041

102,300	Nippon Television Holdings Inc	1,170,298

7,100	Nisshin Oillio Group Ltd (The)	188,722

3,800	Nissin Corp	57,308

19,500	Nissin Electric Co Ltd	248,154

20,600	Nojima Corp	457,547

26,600	Nomura Real Estate Holdings Inc	662,303

3,800	Noritake Co Ltd	151,747

919,700	Obayashi Corp	7,700,641

41,700	Okamura Corp	429,673

37,400	Organo Corp	2,662,056

206,700	ORIX Corp (b)	4,097,441

61,600	Osaka Gas Co Ltd (b)	1,127,358

3,700	Osaka Soda Co Ltd	101,238

7,700	Osaki Electric Co Ltd	32,909

273,000	Pacific Industrial Co Ltd	2,420,202

24,700	Panasonic Corp	257,950

538,100	Penta-Ocean Construction Co Ltd	2,832,510

9,100	Prima Meat Packers Ltd	192,095

8,000	Proto Corp	80,512

20,300	Raito Kogyo Co Ltd	345,863

90,100	Resona Holdings Inc	402,954

40,800	Rohm Co Ltd	3,253,947

43,000	San-A Co Ltd (a)	1,596,593

7,400	San-Ai Oil Co Ltd	61,524

21,600	Sanki Engineering Co Ltd	280,306

190,200	Sankyu Inc (b)	6,594,775

19,000	Sanwa Holdings Corp	212,338

111,600	Sawai Group Holdings Co Ltd	4,435,283

102,400	Secom Co Ltd	7,520,909

275,600	Sega Sammy Holdings Inc	5,026,778

8,100	Seikitokyu Kogyo Co Ltd (a)	57,784

87,700	Seiko Epson Corp	1,348,864

17,400	Sekisui Chemical Co Ltd	284,941

425,400	Sekisui House Ltd	8,673,093

7,500	Sekisui Jushi Corp	125,198

28,300	Shimamura Co Ltd (b)	2,567,095

674,900	Shimizu Corp	4,467,272

6,900	Shin-Etsu Polymer Co Ltd	66,057

Shares	Description	Value ($)

	Japan — continued

5,300	Shinnihon Corp	34,591

16,900	Shizuoka Gas Co Ltd (b)	127,580

2,000	Sinanen Holdings Co Ltd	60,234

10,600	Sinko Industries Ltd	160,435

500,700	SKY Perfect JSAT Holdings Inc	1,882,846

293,220	Sojitz Corp	4,843,139

334,400	Stanley Electric Co Ltd	7,946,270

167,200	Subaru Corp	2,742,212

2,523,100	Sumitomo Chemical Co Ltd	12,045,856

169,000	Sumitomo Corp	2,757,338

465,200	Sumitomo Dainippon Pharma Co Ltd	5,105,421

52,600	Sumitomo Electric Industries Ltd	698,271

400,200	Sumitomo Forestry Co Ltd	7,717,259

10,600	Sumitomo Heavy Industries Ltd	256,846

270,300	Sumitomo Mitsui Financial Group Inc	9,585,446

217,900	Sumitomo Mitsui Trust Holdings Inc	7,742,424

1,500	Sumitomo Seika Chemicals Co Ltd	42,690

27,500	Suzuki Motor Corp	1,094,993

2,900	T Hasegawa Co Ltd	60,891

570,600	T&D Holdings Inc	8,287,094

183,400	Tachi-S Co Ltd	1,795,519

169,100	Taisei Corp	5,622,819

292,700	Takara Holdings Inc	2,908,228

75,800	Takara Leben Co Ltd	207,223

386,600	Takuma Co Ltd	4,913,213

7,500	Tamron Co Ltd	154,128

604,500	Teijin Ltd	7,272,070

209,500	THK Co Ltd	4,812,844

172,100	Toho Holdings Co Ltd	2,831,573

554,200	Tokai Carbon Co Ltd	5,319,361

2,500	Token Corp	198,019

2,265,900	Tokyo Electric Power Co Holdings Inc * (b)	7,112,641

174,700	Tokyo Gas Co Ltd (b)	3,558,346

174,300	Tokyo Seimitsu Co Ltd	7,257,386

26,200	Tokyu Construction Co Ltd	162,393

455,400	Toppan Inc	8,973,342

133,300	Toray Industries Inc	760,169

258,300	Tosei Corp	2,461,604

520,649	Tosoh Corp	8,079,473

19,900	Towa Pharmaceutical Co Ltd	515,689

80,000	Toyo Construction Co Ltd	416,855

2,500	Toyo Ink SC Holdings Co Ltd	41,905

69,700	Toyota Boshoku Corp	1,275,506

85,600	Toyota Industries Corp	6,510,828

32,900	Toyota Tsusho Corp	1,365,843

2,700	Tsubakimoto Chain Co	77,215

166,100	Tsumura & Co	4,613,380

11,200	TV Asahi Holdings Corp	153,078

33,000	Ulvac Inc	1,647,139

10,600	Unipres Corp	71,095

8,000	Vital KSK Holdings Inc	56,698

See accompanying notes to the financial statements.	79

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Japan — continued

8,900	Wacoal Holdings Corp	152,771

9,100	Warabeya Nichiyo Holdings Co Ltd (a)	144,882

23,800	YAMABIKO Corp	275,635

73,700	Yamaha Motor Co Ltd	1,656,748

23,300	Yamazen Corp	208,836

19,300	Yellow Hat Ltd	274,022

106,000	Yokogawa Bridge Holdings Corp	1,936,316

40,400	Yokohama Rubber Co Ltd (The)	566,423

7,200	Yuasa Trading Co Ltd	187,286

176,200	Zenkoku Hosho Co Ltd (a)	7,409,658

	Total Japan	565,101,552

	Kuwait — 0.1%

30,338	Humansoft Holding Co KSC	369,278

1,436,792	Kuwait Finance House KSCP	4,494,587

54,896	Kuwait Projects Holding KSCP	35,522

	Total Kuwait	4,899,387

	Luxembourg — 0.1%

76,600	Ternium SA Sponsored ADR	3,008,848

	Malaysia — 0.0%

335,600	Kossan Rubber Industries Bhd	138,358

143,100	Petronas Chemicals Group Bhd	326,039

1,169,100	Top Glove Corp Bhd	570,575

258,300	Westports Holdings Bhd	240,747

	Total Malaysia	1,275,719

	Mexico — 1.5%

84,944	America Movil SAB de CV – Class L Sponsored ADR	1,539,185

903,200	America Movil SAB de CV – Series L	821,131

182,140	Arca Continental SAB de CV	1,200,571

371,400	Banco del Bajio SA	903,067

10,500	Bolsa Mexicana de Valores SAB de CV	20,297

13,296	Coca-Cola Femsa SAB de CV Sponsored ADR	732,078

1,136,700	Credito Real SAB de CV SOFOM ER *	89,355

107,028	El Puerto de Liverpool SAB de CV – Class C1	521,997

1,247,449	Fomento Economico Mexicano SAB de CV	10,023,567

64,800	Fomento Economico Mexicano SAB de CV Sponsored ADR	5,209,920

2,700	GCC SAB de CV	17,928

6,045	Gruma SAB de CV – Class B	81,860

200	Grupo Aeroportuario del Centro Norte SAB de CV ADR	11,626

12,600	Grupo Aeroportuario del Centro Norte SAB de CV – Class B	90,749

2,600	Grupo Aeroportuario del Pacifico SAB de CV – Class B *	38,079

Shares	Description	Value ($)

	Mexico — continued

15,200	Grupo Aeroportuario del Sureste SAB de CV – Class B	327,229

586,000	Grupo Bimbo SAB de CV – Series A	1,813,994

3,121,100	Grupo Financiero Banorte SAB de CV – Class O	21,180,689

35,800	Grupo Financiero Inbursa SAB de CV – Class O *	58,504

29,255	Grupo Herdez SAB de CV – Series *	41,067

2,600,603	Grupo Mexico SAB de CV – Series B	13,284,268

600	Industrias Bachoco SAB de CV Sponsored ADR	24,246

174,944	Industrias Bachoco SAB de CV – Series B	585,795

55,500	Kimberly-Clark de Mexico SAB de CV – Class A	77,583

5,900	Megacable Holdings SAB de CV CPO	17,356

23,300	Orbia Advance Corp SAB de CV	59,521

144,600	Qualitas Controladora SAB de CV	792,155

104,700	Regional SAB de CV	621,779

141,348	Unifin Financiera SAB de CV SOFOM ENR *	175,986

2,073,100	Wal-Mart de Mexico SAB de CV	7,895,210

	Total Mexico	68,256,792

	Netherlands — 1.3%

302,912	ABN AMRO Bank NV CVA GDR (a)	4,030,916

992,402	Aegon NV (a)	4,902,260

80,500	AerCap Holdings NV *	4,381,615

16,510	Evander Gold Mines Ltd (e)	185

59,053	ForFarmers NV	240,891

333,867	ING Groep NV	3,899,062

172,663	JDE Peet’s NV (a)	5,668,396

1	Just Eat Takeaway.com NV Sponsored ADR * (b)	8

315,851	Koninklijke Ahold Delhaize NV	9,716,285

38,303	Koninklijke BAM Groep NV *	107,761

162,810	NN Group NV	7,814,047

244,362	PostNL NV (b)	982,453

15,359	Prosus NV *	953,512

131,272	Randstad NV	8,946,013

87,903	Signify NV	4,496,571

96,381	Stellantis NV	1,757,870

11,732	Van Lanschot Kempen NV	296,816

5,633	Wolters Kluwer NV (b)	573,945

	Total Netherlands	58,768,606

	New Zealand — 0.1%

208,370	Auckland International Airport Ltd * (b)	1,008,932

778,343	Meridian Energy Ltd (b)	2,642,546

164,375	Spark New Zealand Ltd	504,681

	Total New Zealand	4,156,159

80	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Norway — 0.6%

24,902	Austevoll Seafood ASA	351,612

56,509	BW LPG Ltd	336,749

102,687	Equinor ASA	3,228,017

154,946	Europris ASA	988,372

29,670	Kongsberg Gruppen ASA	1,046,434

1,455,207	Norsk Hydro ASA	13,818,770

315,355	Orkla ASA	2,954,044

36,490	Sbanken ASA	377,761

27,627	Selvaag Bolig ASA	158,481

37,286	SpareBank 1 Nord Norge	456,200

48,956	SpareBank 1 SMN	808,994

108,954	SpareBank 1 SR-Bank ASA	1,614,454

14,066	Wallenius Wilhelmsen ASA * (b)	106,186

	Total Norway	26,246,074

	Philippines — 0.0%

33,040	GT Capital Holdings Inc	374,169

133,142	Manila Electric Co	958,049

6,457,024	Megaworld Corp	405,701

257,600	Puregold Price Club Inc	176,979

411,695	Semirara Mining & Power Corp – Class A	223,228

	Total Philippines	2,138,126

	Poland — 0.3%

29,598	Asseco Poland SA	521,546

253,543	Bank Polska Kasa Opieki SA	6,955,703

14,399	Budimex SA	783,265

60,792	Cyfrowy Polsat SA	393,563

921	Grupa Lotos SA *	11,817

73,633	Polski Koncern Naftowy ORLEN SA	1,243,796

1,256,261	Polskie Gornictwo Naftowe i Gazownictwo SA	1,655,637

126,701	Powszechny Zaklad Ubezpieczen SA	950,593

	Total Poland	12,515,920

	Portugal — 0.2%

32,641	CTT – Correios de Portugal SA (a)	158,116

370,473	Galp Energia SGPS SA	4,100,879

39,431	Jeronimo Martins SGPS SA	859,662

128,713	Navigator Co SA (The)	459,937

191,711	NOS SGPS SA	738,068

1,510,548	Sonae SGPS SA	1,644,190

	Total Portugal	7,960,852

	Qatar — 0.1%

98,838	Doha Bank QPSC	77,278

17,462	Qatar Electricity & Water Co QSC	86,422

992,300	Qatar National Bank QPSC	5,954,596

170,042	Qatar National Cement Co QSC	289,374

	Total Qatar	6,407,670

Shares	Description	Value ($)

	Russia — 0.9%

10,221,010	Alrosa PJSC	6,591,692

376,870,000	Federal Grid Co Unified Energy System PJSC	260,734

214,678	Fix Price Group Ltd GDR (d)	129,236

402,578	Gazprom Neft PJSC	1,312,826

2,557	Gazprom Neft PJSC Sponsored ADR	40,516

873,330	Gazprom PJSC	1,394,777

2,025,633	Gazprom PJSC Sponsored ADR	5,358,865

75,924	Globaltrans Investment Plc Sponsored GDR (Registered)	141,955

18,204,300	Inter RAO UES PJSC	406,619

4	LSR Group PJSC GDR (Registered) (d)	4

88,304	LSR Group PJSC – Class A	363,712

192,855	LUKOIL PJSC Sponsored ADR	3,617,354

4,239,830	Magnitogorsk Iron & Steel Works PJSC	1,492,165

116,953	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	327,483

35,900	Mechel PJSC Sponsored ADR * (d)	56,179

127,978	MMC Norilsk Nickel PJSC ADR	1,757,179

23,942	Mobile TeleSystems PJSC	47,444

37,065	Mobile TeleSystems PJSC ADR (d)	141,786

1,472,470	Moscow Exchange MICEX-RTS PJSC	1,103,971

7,545,000	Mosenergo PJSC	106,717

19,196	Novatek PJSC Sponsored GDR (Registered)	739,470

119,670	Novolipetsk Steel PJSC	172,186

337,373	Novolipetsk Steel PJSC GDR	2,586,589

18,463	PhosAgro PJSC GDR (Registered)	112,955

254,956	Polymetal International Plc	1,192,020

51,105	Polyus PJSC GDR (Registered)	2,727,406

138,892	QIWI Plc Sponsored ADR (c) (d)	547,729

4,500	QIWI Plc Sponsored ADR (c)	15,355

13,022	Raspadskaya OJSC	29,431

1,493	Ros Agro Plc GDR (Registered) (c)	10,334

1,208	Ros Agro Plc GDR (Registered) (c)	5,330

47,669,440	RusHydro PJSC	265,660

23,047	RusHydro PJSC ADR	11,562

2,211,870	Sberbank of Russia PJSC	1,108,548

1,465,525	Sberbank of Russia PJSC Sponsored ADR	1,531,563

261,549	Severstal PAO GDR (Registered)	1,327,799

7,395	Severstal PJSC	85,333

29,090	SFI PJSC *	107,321

100	Surgutneftegas PJSC	18

2,777,057	Surgutneftegas PJSC Sponsored ADR	4,773,222

35,844	Tatneft PJSC	104,046

158,512	Tatneft PJSC Sponsored ADR	2,160,185

725,480	Unipro PJSC	10,058

55,470	United Co Rusal International PJSC *	23,385

376,156	VTB Bank PJSC GDR (Registered) (d)	373,281

	Total Russia	44,672,000

See accompanying notes to the financial statements.	81

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Saudi Arabia — 0.0%

17,860	Al Rajhi Bank	766,225

8,460	Saudi Arabian Oil Co	93,859

	Total Saudi Arabia	860,084

	Singapore — 0.5%

167,800	AIMS APAC (REIT)	167,505

125,800	ARA LOGOS Logistics Trust (REIT)	77,578

149,900	Ascendas India Trust	131,898

324,100	Ascendas Real Estate Investment Trust (REIT)	664,548

621,000	Asian Pay Television Trust	62,304

171,573	Capitaland Investment Ltd *	470,155

524,300	ComfortDelGro Corp Ltd	547,655

225,124	DBS Group Holdings Ltd	5,659,647

512,600	First Real Estate Investment Trust	113,797

3,114,200	Golden Agri-Resources Ltd	658,478

940,299	Japfa Ltd	411,159

117,100	Jardine Cycle & Carriage Ltd	1,891,237

316,000	Keppel Corp Ltd (a)	1,406,817

242,500	Sasseur Real Estate Investment Trust (a)	151,523

129,500	Sembcorp Industries Ltd	241,391

57,600	Sheng Siong Group Ltd	64,712

929,900	Silverlake Axis Ltd.	196,508

279,000	StarHub Ltd	257,881

100	UOL Group Ltd	518

596,300	Wilmar International Ltd	1,937,994

9,501,513	Yangzijiang Shipbuilding Holdings Ltd	9,719,578

530,800	Yanlord Land Group Ltd	472,818

	Total Singapore	25,305,701

	South Africa — 0.8%

1,120,163	Absa Group Ltd	12,878,143

39,872	AECI Ltd	281,187

462	Anglo American Platinum Ltd	72,041

75,317	Aspen Pharmacare Holdings Ltd	986,610

28,563	Astral Foods Ltd	303,184

8,735	AVI Ltd	40,746

147,186	Barloworld Ltd	1,174,543

297,706	Bidvest Group Ltd (The)	4,078,961

666,562	Blue Label Telecoms Ltd *	230,370

1,149	Capitec Bank Holdings Ltd	155,130

82,774	Imperial Logistics Ltd	354,331

79,176	Investec Ltd	445,719

162,822	Kumba Iron Ore Ltd	6,436,156

177,857	Lewis Group Ltd	538,187

247,293	Motus Holdings Ltd	1,767,112

380,070	MTN Group Ltd *	4,744,241

3,977	Ninety One Ltd	12,974

239,500	Old Mutual Ltd	196,633

Shares	Description	Value ($)

	South Africa — continued

128,820	Pepkor Holdings Ltd	184,014

111,635	Reunert Ltd	341,511

830,569	RMB Holdings Ltd	90,277

38,708	Santam Ltd	690,286

743,602	Telkom SA SOC Ltd *	1,996,903

277,984	Truworths International Ltd	1,057,324

270,551	Tsogo Sun Gaming Ltd *	204,667

	Total South Africa	39,261,250

	South Korea — 3.7%

121	BGF retail Co Ltd	17,142

572,493	BNK Financial Group Inc	3,768,750

2,330	Cheil Worldwide Inc	43,809

573	CJ CheilJedang Corp	181,501

1,185	Coway Co Ltd	71,170

234,403	Daewoo Engineering & Construction Co Ltd *	1,232,934

5,118	Daihan Pharmaceutical Co Ltd	122,904

991	Daou Data Corp	11,465

4,213	DB Insurance Co Ltd	216,898

297,901	DGB Financial Group Inc	2,358,016

1,087	DL E&C Co Ltd	117,185

265,854	Dongwon Development Co Ltd	1,081,134

1,204	Doosan Bobcat Inc	38,642

3,923	Fila Holdings Corp	115,927

79,784	GS Engineering & Construction Corp	2,867,364

2,457	GS Holdings Corp	82,160

308,409	Hana Financial Group Inc	12,529,990

1,205	Hana Materials Inc	52,546

6,228	Handsome Co Ltd	186,762

1,808	Hankook & Co Co Ltd	20,303

125,424	Hankook Tire & Technology Co Ltd	3,695,395

7,037	Hanwha Aerospace Co Ltd	307,276

85,925	Hanwha Investment & Securities Co Ltd *	348,069

220,371	Hanwha Life Insurance Co Ltd *	544,217

96,562	HDC Hyundai Development Co-Engineering & Construction *	1,299,540

882	Huchems Fine Chemical Corp	16,410

1,140	Hyosung TNC Corp	463,566

107,287	Hyundai Engineering & Construction Co Ltd	3,908,703

13,309	Hyundai Home Shopping Network Corp	647,132

12,268	Hyundai Marine & Fire Insurance Co Ltd	294,666

3,575	Hyundai Mobis Co Ltd	671,263

5,895	Hyundai Motor Co GDR (Registered)	210,516

73,961	Industrial Bank of Korea	664,433

116,323	JB Financial Group Co Ltd	796,746

126,708	KB Financial Group Inc	6,251,068

9,994	KC Co Ltd	162,645

2,839	KC Tech Co Ltd	49,539

82	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	South Korea — continued

787	KCC Corp	220,353

2,426	KCC Glass Corp	117,853

307,639	Kia Corp	19,072,177

2,789	KIWOOM Securities Co Ltd *	236,828

609	Korea Electric Terminal Co Ltd	29,672

1,387	Korea Investment Holdings Co Ltd *	92,146

5,376	Korea Petrochemical Ind Co Ltd *	768,987

31,846	Korea Real Estate Investment & Trust Co Ltd	58,305

1,090	Korea Zinc Co Ltd	499,918

1,884	Korean Reinsurance Co	15,213

57,175	KT Skylife Co Ltd	406,001

366,117	KT&G Corp	24,338,195

20,241	Kumho Petrochemical Co Ltd *	2,730,726

23,042	LF Corp	343,436

122,618	LG Electronics Inc	12,800,872

1,454	LG Household & Health Care Ltd	1,153,667

11,796	Lotte Chemical Corp	2,174,000

19,367	LOTTE Fine Chemical Co Ltd	1,288,401

5,172	LOTTE Himart Co Ltd	100,433

5,044	LX Semicon Co Ltd	484,491

461	Meritz Financial Group Inc	14,175

1,339	Meritz Fire & Marine Insurance Co Ltd	46,018

12,236	Meritz Securities Co Ltd	59,919

28,523	Mirae Asset Life Insurance Co Ltd	97,302

20,626	Namsun Aluminum Co Ltd *	40,565

35,696	NAVER Corp	9,511,457

3,835	NH Investment & Securities Co Ltd *	37,111

433	PI Advanced Materials Co Ltd	15,801

497	Poongsan Corp	13,237

22,894	POSCO	5,447,026

17,900	POSCO Sponsored ADR	1,061,828

27,999	Samjin Pharmaceutical Co Ltd	590,938

3,234	Samsung C&T Corp	298,678

622	Samsung Card Co Ltd	16,705

315,602	Samsung Electronics Co Ltd	19,016,086

52,355	Samsung Engineering Co Ltd *	1,022,758

3,618	Samsung Fire & Marine Insurance Co Ltd	575,336

1,590	Samsung Life Insurance Co Ltd	79,499

3,340	Samsung SDS Co Ltd	392,110

4,771	Samsung Securities Co Ltd	169,093

1,860	Sangsangin Co Ltd	14,515

6,363	SD Biosensor Inc	290,099

1,119	Sebang Global Battery Co Ltd	59,763

1,077	SFA Engineering Corp	33,979

307,819	Shinhan Financial Group Co Ltd	10,015,120

122	SK Gas Ltd	12,129

4,579	SK Hynix Inc	477,381

6,213	SK Telecom Co Ltd	283,518

127,267	SK Telecom Co Ltd Sponsored ADR	3,190,584

17,008	SL Corp *	339,041

Shares	Description	Value ($)

	South Korea — continued

551	SNT Motiv Co Ltd	19,923

180	Taekwang Industrial Co Ltd *	152,520

1,947	TY Holdings Co Ltd *	44,391

684	Unid Co Ltd	49,882

457,391	Woori Financial Group Inc	5,471,126

29,503	Woori Technology Investment Co Ltd *	211,303

5,207	Youngone Corp	185,181

14,399	Yuhan Corp	699,621

	Total South Korea	172,435,178

	Spain — 1.2%

1,189	Acciona SA (b)	203,193

483,450	Acerinox SA	6,146,436

42,067	ACS Actividades de Construccion y Servicios SA (a)	1,022,252

115,099	Amadeus IT Group SA * (b)	7,593,840

96,182	Atresmedia Corp de Medios de Comunicacion SA	415,741

2,134,541	Banco Bilbao Vizcaya Argentaria SA	12,665,777

5,191,485	Banco de Sabadell SA *	4,488,943

3,103,987	Banco Santander SA	10,336,324

103,629	Bankinter SA	588,440

57,507	Cia de Distribucion Integral Logista Holdings SA (b)	1,044,418

68,131	Faes Farma SA	260,625

2,218	Grupo Catalana Occidente SA	71,496

8,138	Iberdrola SA (b)	92,330

206,039	Industria de Diseno Textil SA (b)	5,374,685

248,556	Mediaset Espana Comunicacion SA *	1,275,102

9,181	Red Electrica Corp SA (b)	181,880

129,032	Repsol SA	1,674,324

133,628	Telefonica SA	638,196

516,524	Unicaja Banco SA	486,982

	Total Spain	54,560,984

	Sweden — 0.3%

4,371	Bufab AB	153,080

16,178	Investor AB – A Shares (b)	357,736

262,926	Investor AB – B Shares (b)	5,353,824

63,592	Inwido AB	984,669

88,194	Kinnevik AB – Class B *	2,245,447

22,978	New Wave Group AB – B Shares	347,444

27,940	Securitas AB – B Shares	338,266

119,029	Skanska AB – B Shares	2,694,017

41,510	SSAB AB – A Shares *	259,775

53,737	Svenska Cellulosa AB SCA – Class B	876,748

	Total Sweden	13,611,006

	Switzerland — 0.5%

115,855	Adecco Group AG (Registered)	5,471,673

532	ALSO Holding AG (Registered) *	141,945

4,728	BKW AG (b)	595,688

See accompanying notes to the financial statements.	83

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Switzerland — continued

4,508	Bobst Group SA (Registered) *	410,179

1,376	Cie Financiere Richemont SA – Class A (Registered) (b)	184,255

518	Huber + Suhner AG (Registered)	49,941

513	Kardex Holding AG (Registered)	133,182

44,860	Logitech International SA (Registered)	3,356,824

5,037	Mobilezone Holding AG (Registered)	74,482

32,092	Novartis AG (Registered) (b)	2,820,611

14,300	Novartis AG Sponsored ADR (b)	1,250,678

19,048	Roche Holding AG – Genusschein (b)	7,214,112

27,142	UBS Group AG (Registered) (b)	499,325

6,153	Zehnder Group AG – Class RG	532,187

	Total Switzerland	22,735,082

	Taiwan — 5.0%

13,000	Acer Inc	13,492

23,788	Acter Group Corp Ltd	187,806

928,224	AmTRAN Technology Co Ltd	537,457

1,734,672	Asustek Computer Inc	23,141,347

60,000	Aten International Co Ltd	173,516

23,000	Capital Securities Corp	13,015

3,179,000	Catcher Technology Co Ltd	16,317,203

3,265,000	Cathay Financial Holding Co Ltd	7,341,795

529,451	Chailease Holding Co Ltd	4,805,038

74,490	Chicony Electronics Co Ltd	239,610

404,200	China Development Financial Holding Corp	276,802

9,000	China Steel Corp	11,703

1,518,000	Chipbond Technology Corp	3,777,178

1,000	Chlitina Holding Ltd	7,540

136,640	Chong Hong Construction Co Ltd	373,335

427,000	Chunghwa Telecom Co Ltd	1,897,851

5,000	Cleanaway Co Ltd	38,000

2,114,000	Compal Electronics Inc	1,925,878

812,080	Coretronic Corp	2,081,118

2,733,000	CTBC Financial Holding Co Ltd	2,671,446

25,000	CTCI Corp	36,796

65,000	Delta Electronics Inc	579,287

61,000	Depo Auto Parts Ind Co Ltd	128,037

108,000	E.Sun Financial Holding Co Ltd	114,162

79,080	Elan Microelectronics Corp	469,659

18,960	Elite Material Co Ltd	185,927

326,000	Farglory Land Development Co Ltd	713,224

6,520	Feng Hsin Steel Co Ltd	19,664

145,000	First Financial Holding Co Ltd	133,507

121,000	FIT Hon Teng Ltd *	21,945

1,042,000	FLEXium Interconnect Inc *	3,557,002

127,000	Formosa Advanced Technologies Co Ltd	181,384

26,000	Formosa Petrochemical Corp	91,457

701,000	Formosa Plastics Corp	2,646,986

397,000	Foxconn Technology Co Ltd	913,795

Shares	Description	Value ($)

	Taiwan — continued

3,000	Foxsemicon Integrated Technology Inc	23,555

4,440,903	Fubon Financial Holding Co Ltd	11,990,722

30,000	Gamania Digital Entertainment Co Ltd	68,227

127,000	Getac Holdings Corp	268,355

950,000	Grand Pacific Petrochemical	974,389

2,000	Grand Plastic Technology Corp	22,986

265,160	HannStar Display Corp	152,933

107,000	Holiday Entertainment Co Ltd	232,192

32,000	Holtek Semiconductor Inc	125,019

8,312,406	Hon Hai Precision Industry Co Ltd	30,876,915

332,000	Huaku Development Co Ltd	1,077,763

427,980	IEI Integration Corp	712,895

53,000	International Games System Co Ltd	1,309,974

8,000	Kindom Development Co Ltd	10,668

474,000	King’s Town Bank Co Ltd	684,905

191,000	Kung Long Batteries Industrial Co Ltd	935,301

42,000	Largan Precision Co Ltd	3,052,258

1,281,000	Lite-On Technology Corp ADR	3,149,824

376,000	MediaTek Inc	14,857,951

88,000	Mega Financial Holding Co Ltd	118,589

664,132	Mercuries Life Insurance Co Ltd *	211,740

460,000	Micro-Star International Co Ltd	2,592,917

551,000	Mitac Holdings Corp	666,070

750,000	Nan Ya Plastics Corp	2,365,500

390,502	Nantex Industry Co Ltd	1,040,197

69,000	Pegatron Corp	171,020

217,000	Phison Electronics Corp	4,014,962

3,229,566	Pou Chen Corp	3,724,376

140,000	Powertech Technology Inc	474,871

474,000	Qisda Corp ADR	523,857

263,000	Quanta Computer Inc	879,445

2,198,378	Radiant Opto-Electronics Corp	7,948,956

17,000	Rexon Industrial Corp Ltd	26,188

1,691,400	Ruentex Development Co Ltd	4,367,239

637,000	Ruentex Industries Ltd	2,650,020

20,000	Shanghai Commercial & Savings Bank Ltd (The)	32,945

185,000	Shin Kong Financial Holding Co Ltd	75,024

176,280	Shin Zu Shing Co Ltd	572,645

178,000	Shinkong Insurance Co Ltd	303,059

85,000	Simplo Technology Co Ltd	953,848

145,000	SinoPac Financial Holdings Co Ltd	89,039

42,360	Sitronix Technology Corp	448,793

387,000	Syncmold Enterprise Corp	943,227

25,311	Tah Hsin Industrial Corp	76,112

1,419,000	Taiwan Cement Corp	2,408,927

1,213,000	Taiwan Semiconductor Manufacturing Co Ltd	26,078,962

130,850	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	14,002,258

24,000	Teco Electric and Machinery Co Ltd	25,924

4,000	Thinking Electronic Industrial Co Ltd	20,114

84	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Taiwan — continued

411,699	TOPBI International Holdings Ltd *	157,673

431,000	Transcend Information Inc	1,093,142

231,000	Tripod Technology Corp	1,059,098

28,000	Tung Ho Steel Enterprise Corp	70,527

190,681	United Integrated Services Co Ltd	1,207,172

348,000	Universal Inc	501,223

47,000	Vanguard International Semiconductor Corp	213,303

85,000	Walsin Technology Corp *	450,229

303,000	Youngtek Electronics Corp	899,428

6,114,000	Yuanta Financial Holding Co Ltd	5,461,591

7,000	Yulon Nissan Motor Co Ltd	62,176

	Total Taiwan	235,133,180

	Thailand — 0.7%

4,804,000	AP Thailand Pcl NVDR	1,561,540

240,000	Bangkok Bank Pcl NVDR	1,034,004

147,600	CP ALL Pcl (Foreign Registered)	308,368

57,400	CP ALL Pcl NVDR	119,921

32,800	Delta Electronics Thailand Pcl NVDR	410,666

79,800	Kasikornbank Pcl (Foreign Registered)	401,335

2,187,800	Kasikornbank Pcl NVDR	11,003,015

2,880,600	Krung Thai Bank Pcl NVDR	1,239,314

159,808	Pruksa Holding Pcl (Foreign Registered)	70,454

565,380	Pruksa Holding Pcl NVDR	249,258

123,600	PTT Exploration & Production Pcl NVDR	520,388

3,130,500	PTT Global Chemical Pcl NVDR	5,101,672

373,900	PTT Pcl NVDR	455,137

8,185,700	Sansiri Pcl NVDR	310,041

849,700	SC Asset Corp Pcl (Foreign Registered)	101,404

483,596	Siam Cement Pcl NVDR (The)	5,819,901

132,612	Siam Commercial Bank Pcl NVDR (The)	512,447

207,800	Somboon Advance Technology Pcl NVDR	134,461

192,799	Supalai Pcl (Foreign Registered)	129,844

34,000	Supalai Pcl NVDR	22,898

3,338,600	Thai Union Group Pcl NVDR	2,087,965

189,300	Thai Vegetable Oil Pcl NVDR	188,595

	Total Thailand	31,782,628

	Turkey — 0.6%

4,814,110	Akbank TAS	2,457,255

18,061	Aksa Akrilik Kimya Sanayii AS	47,042

1,123,943	Arcelik AS	4,497,198

181,574	Dogus Otomotiv Servis ve Ticaret AS	616,052

176,203	Enerjisa Enerji AS	168,986

988,895	Eregli Demir ve Celik Fabrikalari TAS	2,225,617

243,290	Ford Otomotiv Sanayi AS	4,742,332

2,564,897	Haci Omer Sabanci Holding AS	2,884,906

Shares	Description	Value ($)

	Turkey — continued

6,614	Koza Altin Isletmeleri AS *	54,836

357,197	Tofas Turk Otomobil Fabrikasi AS	2,075,427

7,063,818	Turkiye Garanti Bankasi AS	5,661,414

369,614	Vestel Elektronik Sanayi ve Ticaret AS	601,007

1,045,924	Yapi ve Kredi Bankasi AS	270,150

	Total Turkey	26,302,222

	United Kingdom — 4.1%

291,494	3i Group Plc	5,192,709

300,197	Airtel Africa Plc	567,195

1,884,016	Avast Plc (b)	15,869,080

11,845	Bank of Georgia Group Plc	209,796

901,231	Barratt Developments Plc	7,340,720

84,796	Bellway Plc	3,261,640

223,103	Berkeley Group Holdings Plc	11,602,761

90,900	BP Plc Sponsored ADR (b)	2,655,189

65,118	British American Tobacco Plc (b)	2,853,919

136,100	British American Tobacco Plc Sponsored ADR (b)	6,021,064

5,874,357	BT Group Plc	14,657,066

63,458	Centrica Plc * (b)	65,361

280,882	Coca-Cola HBC AG *	7,136,239

524,863	Compass Group Plc (b)	11,863,505

3,537	Computacenter Plc (b)	129,468

104,461	Crest Nicholson Holdings Plc	428,735

1,869	DCC Plc	146,667

10,765	EMIS Group Plc (b)	177,586

30,601	Evraz Plc	58,989

624,007	Ferrexpo Plc	1,415,396

9,400	GlaxoSmithKline Plc Sponsored ADR (b)	393,484

19,354	Grafton Group Plc	277,926

180,667	Halfords Group Plc	671,291

6,794	IMI Plc	133,096

69,093	Imperial Brands Plc	1,510,806

348,468	Indivior Plc *	1,311,221

27,836	International Personal Finance Plc	41,660

182,508	Investec Plc	989,867

1,128,455	ITV Plc *	1,662,606

72,951	J Sainsbury Plc	269,052

154,676	JD Sports Fashion Plc (b)	311,152

11,440	Keller Group Plc	121,058

2,955,981	Kingfisher Plc	12,058,496

778,289	Legal & General Group Plc	2,877,667

4,216,318	M&G Plc	11,606,999

54,540	Marks & Spencer Group Plc * (b)	127,119

1,291,301	Meggitt Plc *	13,005,936

696,509	Micro Focus International Plc (b)	3,620,059

44,825	Morgan Sindall Group Plc	1,386,334

14,377	Next Plc (b)	1,316,392

122,553	OSB Group Plc	818,965

140,399	Paragon Banking Group Plc	945,310

See accompanying notes to the financial statements.	85

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	United Kingdom — continued

289,962	Persimmon Plc	9,332,001

111,672	Pets at Home Group Plc	539,864

171,437	Plus500 Ltd	3,199,018

436,316	Premier Foods Plc	642,323

272,265	Reach Plc	831,641

101,046	Redde Northgate Plc (b)	512,827

233,148	Redrow Plc	1,777,406

32,200	Rio Tinto Plc Sponsored ADR (b)	2,530,276

366,827	Royal Mail Plc (b)	1,927,879

102,406	Serica Energy Plc	380,757

362,328	Shell Plc(b)	9,554,876

101,487	Spirent Communications Plc	332,060

68,194	Tate & Lyle Plc	684,564

1,491,838	Taylor Wimpey Plc	2,992,308

3,053	TBC Bank Group Plc	49,133

48,550	Unilever Plc (b) (c)	2,438,762

40,915	Unilever Plc (c)	2,052,889

42,325	Vesuvius Plc	224,878

14,497	Vistry Group Plc	194,997

347,798	WPP Plc	4,891,740

	Total United Kingdom	192,199,780

	United States — 20.8%

235,946	Activision Blizzard, Inc. (b) (f)	19,229,599

1	Advanced Micro Devices, Inc. *	24

89,900	Aflac, Inc. (b)	5,491,991

25,600	AGNC Investment Corp. (REIT)	330,496

86,200	Alliance Data Systems Corp. (b)	5,814,190

10,600	Allstate Corp. (The) (b)	1,297,016

131,100	Ally Financial, Inc.	6,541,890

56,218	American Express Co. (b)	10,936,650

51,758	Apollo Investment Corp.	695,628

10,300	Arch Capital Group Ltd. *	485,233

83,225	Arena Pharmaceuticals, Inc. *	7,903,878

59,100	Arrow Electronics, Inc. *	7,203,108

265,700	AT&T, Inc. (b)	6,294,433

5,000	Bath & Body Works, Inc. (b)	266,850

60,300	Best Buy Co., Inc. (b)	5,827,392

9,200	Bio-Rad Laboratories, Inc. – Class A *	5,758,832

26,100	Biogen, Inc. *	5,507,361

3,878	Booking Holdings, Inc. * (b)	8,423,986

307,445	BorgWarner, Inc.	12,608,319

69,778	Bristol-Myers Squibb Co. (b)	4,791,655

99,576	Bruin Blocker LLC (e)	57,226

50,500	Capital One Financial Corp. (b)	7,740,135

144,100	Carrier Global Corp. (b)	6,467,208

74,600	CBRE Group, Inc. – Class A * (b)	7,225,010

90,500	Centene Corp. * (b)	7,477,110

141,148	Cerner Corp. (b)	13,162,051

1,350,675	Change Healthcare, Inc. * (b)	28,931,459

293,348	Chatham Lodging Trust (REIT) *	4,033,535

57,861	Chevron Corp. (b)	8,331,984

Shares	Description	Value ($)

	United States — continued

34,800	Cigna Corp. (b)	8,274,744

130,121	Citigroup, Inc. (b)	7,707,067

34,200	Citizens Financial Group, Inc.	1,792,764

76,369	Citrix Systems, Inc. (b)	7,827,823

56,413	CMC Materials, Inc.	10,460,663

77,400	Cognizant Technology Solutions Corp. – Class A (b)	6,666,462

19,207	Coherent, Inc. *	5,076,794

127,900	Comcast Corp. – Class A (b)	5,980,604

232,729	Cornerstone Building Brands, Inc. *	5,138,656

43,500	CVS Health Corp. (b)	4,508,775

260,438	CyrusOne, Inc. (REIT) (b)	23,530,573

156,998	Darling Ingredients, Inc. *	11,379,215

53,800	Discover Financial Services (b)	6,641,072

186,000	DISH Network Corp. – Class A *	5,944,560

73,000	DR Horton, Inc. (b)	6,234,200

99,100	eBay, Inc. (b)	5,409,869

101,146	EOG Resources, Inc.	11,623,698

1,288,200	ESC NII Holdings, Inc. (e)	386,460

115,300	Fidelity National Financial, Inc.	5,492,892

24,200	FleetCor Technologies, Inc. * (b)	5,667,640

341,200	Ford Motor Co.	5,991,472

62,100	Fox Corp. – Class A (b)	2,597,643

502,887	Fox Corp. – Class B	19,240,457

159,600	Franklin Resources, Inc.	4,744,908

578,586	Frontier Group Holdings, Inc. * (b)	7,452,188

131,100	General Motors Co. *	6,124,992

108,300	Gilead Sciences, Inc. (b)	6,541,320

38,154	Global Payments, Inc. (b)	5,088,981

14,200	Goldman Sachs Group, Inc. (The) (b)	4,846,318

66,707	Green Plains, Inc. *	2,183,987

12,031	Gulfport Energy Corp. *	829,898

68,100	Hasbro, Inc.	6,609,105

53,572	Hilton Worldwide Holdings, Inc. * (b)	7,974,728

208,900	HP, Inc.	7,177,804

44,900	IAC/InterActiveCorp *	5,152,724

82,400	Incyte Corp. *	5,627,920

149,300	Intel Corp. (b)	7,121,610

64,853	Intercontinental Exchange, Inc. (b)	8,308,966

60,500	International Business Machines Corp. (b)	7,411,855

246,000	Invesco Ltd.	5,225,040

1,058,540	Investors Bancorp, Inc.	17,719,960

47,300	Jazz Pharmaceuticals Plc *	6,499,966

474,100	Kinder Morgan, Inc.	8,249,340

84,100	Kohl’s Corp. (b)	4,677,642

108,800	Kroger Co. (The) (b)	5,091,840

27,400	Laboratory Corp. of America Holdings * (b)	7,432,524

112,705	Las Vegas Sands Corp. * (b)	4,830,536

43,500	Leidos Holdings, Inc.	4,430,040

69,500	Lennar Corp. – Class A	6,246,660

62,164	Liberty Broadband Corp. – Class C *	9,119,459

86	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	United States — continued

87,800	Liberty Global Plc – Class A *	2,263,484

167,500	Liberty Global Plc – Class C *	4,333,225

106,300	Lincoln National Corp.	7,166,746

91,500	LKQ Corp. (b)	4,295,925

435,200	Lumen Technologies, Inc.	4,508,672

193,188	Lyft, Inc. – Class A * (b)	7,522,741

81,800	LyondellBasell Industries NV – Class A	7,953,414

63,800	Macquarie Infrastructure Holdings Corp.	232,870

5,988	Markel Corp. *	7,442,545

79,100	Merck & Co., Inc. (b)	6,057,478

6,900	Meta Platforms, Inc. – Class A * (b)	1,456,107

123,700	MetLife, Inc.	8,355,935

36,745	MGM Growth Properties LLC – Class A (REIT) (b)	1,391,533

87,800	Micron Technology, Inc. (b)	7,801,908

23,300	Mohawk Industries, Inc. *	3,280,174

147,900	Molson Coors Brewing Co. – Class B	7,717,422

51,800	NRG Energy, Inc. (b)	1,960,112

471,940	Nuance Communications, Inc. * (b)	26,202,109

160	NVR, Inc. *	793,350

29,800	Omnicom Group, Inc. (b)	2,499,922

81,400	Oracle Corp. (b)	6,183,958

8,100	Owens Corning	754,839

185,800	Paramount Global – Class B	5,687,338

153,618	Park Hotels & Resorts, Inc. (REIT) *	2,894,163

852,466	People’s United Financial, Inc.	17,969,983

755,227	Pershing Square Tontine Holdings Ltd. – Class A *	14,961,047

86,781	PG&E Corp. * (b)	986,700

113,348	PNM Resources, Inc. (b)	5,119,929

15,300	Principal Financial Group, Inc.	1,080,792

69,900	Prudential Financial, Inc.	7,805,034

131,100	PulteGroup, Inc.	6,510,426

47,500	Quest Diagnostics, Inc. (b)	6,235,325

782,600	Qurate Retail, Inc. – Series A	4,312,126

94,850	Raytheon Technologies Corp. (b)	9,741,095

12,100	Regeneron Pharmaceuticals, Inc. * (b)	7,482,156

22,500	Regions Financial Corp.	544,275

14,200	Resolute Forest Products, Inc. (c)	177,074

15,600	Resolute Forest Products, Inc. (c)	194,954

37,356	S&P Global, Inc.	14,034,553

173,988	Sensata Technologies Holding Plc *	10,075,645

69,780	Service Properties Trust (REIT)	602,201

114,350	Skillsoft Corp. *	740,988

6,500	Skyworks Solutions, Inc.	898,105

2,800	Snap-on, Inc.	588,504

152,904	South Jersey Industries, Inc.	5,188,033

234,975	Southeastern Grocers, Inc. * (d)	5,345,681

249,781	Sportsman’s Warehouse Holdings, Inc.*	2,850,001

42,500	SS&C Technologies Holdings, Inc. (b)	3,186,225

Shares	Description	Value ($)

	United States — continued

33,000	Steel Dynamics, Inc.	2,329,140

166,000	Synchrony Financial	7,101,480

1,507,100	Syncora Holdings Ltd. (d)	232,998

23,689	Tempur Sealy International, Inc.	781,974

328,566	Terminix Global Holdings, Inc. * (b)	13,983,769

69,100	Textron, Inc.	5,053,283

1,888,723	The Oneida Group (d)	2,058,708

160,204	TRU TAJ (d)	874,714

5,869	TRU TAJ Liquidation Unit Trust (d)	59

83,500	Tyson Foods, Inc. – Class A (b)	7,737,110

516,004	Umpqua Holdings Corp.	11,016,685

54,300	Universal Health Services, Inc. – Class B (b)	7,815,399

178,423	US Bancorp	10,088,036

119,300	Verizon Communications, Inc. (b)	6,402,831

23,741	Verso Corp. – Class A	629,374

106,224	VF Corp.	6,163,117

463,600	Viatris, Inc.	5,104,236

48,900	VMware, Inc. – Class A (b)	5,736,948

45,500	Walgreens Boots Alliance, Inc. (b)	2,097,095

187,207	Wells Fargo & Co.	9,991,238

329,600	Western Union Co. (The) (b)	5,992,128

106,700	Western Digital Corp. *	5,435,298

107,060	Westmoreland Mining Holdings LLC (e)	5,353

28,100	Whirlpool Corp.	5,655,687

92,574	Willis Towers Watson Plc (b)	20,579,200

95,760	Xenia Hotels & Resorts, Inc. (REIT) *	1,775,390

99,222	Zogenix, Inc. *	2,605,570

17,800	Zoom Video Communications, Inc. – Class A * (b)	2,360,280

2,465,641	Zynga Inc. – Class A * (b) (f)	22,388,020

	Total United States	972,510,605

	Vietnam — 0.0%

11,000	PetroVietnam Nhon Trach 2 Power JSC	11,144

35,000	Pha Lai Thermal Power JSC	34,300

	Total Vietnam	45,444

	TOTAL COMMON STOCKS (COST $3,834,366,652)	3,655,296,949

	PREFERRED STOCKS (g) — 1.5%

	Brazil — 0.8%

1,401,602	Bradespar SA	8,067,977

871,300	Cia Energetica de Minas Gerais	2,141,018

377,600	Cia Energetica de Minas Gerais Sponsored ADR (b)	951,552

3,524,000	Cia Paranaense de Energia – Class B	4,708,745

139,900	Gerdau SA	693,878

58,000	Gerdau SA Sponsored ADR	282,460

See accompanying notes to the financial statements.	87

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Brazil — continued

12,800	Metalurgica Gerdau SA	25,725

1,579,100	Petroleo Brasileiro SA	10,380,145

596,300	Petroleo Brasileiro SA Sponsored ADR	7,805,567

35,000	Usinas Siderurgicas de Minas Gerais SA Usiminas – Class A	98,937

	Total Brazil	35,156,004

	Chile — 0.0%

22,769	Embotelladora Andina SA – Class B	49,582

9,400	Sociedad Quimica y Minera de Chile SA Sponsored ADR	622,092

	Total Chile	671,674

	Colombia — 0.0%

494,873	Grupo Aval Acciones y Valores SA	133,240

	Germany — 0.1%

54,059	Bayerische Motoren Werke AG	4,371,644

11,008	Draegerwerk AG & Co KGaA	623,631

3,461	Villeroy & Boch AG	92,457

5,481	Volkswagen AG	1,077,442

	Total Germany	6,165,174

	Russia — 0.2%

15,222	Bashneft PJSC	72,397

79,750	Nizhnekamskneftekhim PJSC – Class S	45,810

49,530	Sberbank of Russia PJSC	45,984

20,862,000	Surgutneftegas PJSC	5,868,799

12,313	Tatneft PJSC	31,978

337	Transneft PJSC	416,445

	Total Russia	6,481,413

	South Korea — 0.4%

4,357	Hyundai Motor Co Ltd-Prf	319,572

37,422	LG Electronics Inc	1,872,892

277,666	Samsung Electronics Co Ltd	15,345,901

1,262	Samsung Electronics Co Ltd GDR (Registered)	1,739,601

	Total South Korea	19,277,966

	Taiwan — 0.0%

97,864	Chailease Holding Co Ltd	356,168

368,832	China Development Financial Holding Corp	122,615

	Total Taiwan	478,783

	United States — 0.0%

39	Gulfport Energy Corp. (e)	181,350

Shares / Par Value†	Description	Value ($)
	United States — continued

2,313	Murray Energy Corp. (e)	693,900

	Total United States	875,250

	TOTAL PREFERRED STOCKS (COST $66,417,912)	69,239,504

	RIGHTS/WARRANTS — 0.0%

	Egypt — 0.0%

14,078	Medinet Nasr Housing Co. CVR *	762

	United States — 0.0%

408,963	Bristol-Myers Squibb Co. CVR * (e)	552,100

222,285	Contra Clementia Pharma CVR * (e)	300,085

2,616,810	Media General, Inc. CVR * (e)	130,840

	Total United States	983,025

	TOTAL RIGHTS/WARRANTS (COST $1,183,901)	983,787

	INVESTMENT FUNDS — 0.6%

	United States — 0.6%

3,755,410	Altaba, Inc. (e)	22,156,919

110,708	iShares Core MSCI Emerging Markets ETF	6,335,819

	Total United States	28,492,738

	TOTAL INVESTMENT FUNDS (COST $25,808,468)	28,492,738

	DEBT OBLIGATIONS — 26.3%

	Canada — 0.1%

	Corporate Debt — 0.1%

250,931	Air Canada Pass-Through Trust – Class A, 144A, 3.60%, due 09/15/28	251,303

2,626,000	Bombardier Inc, 144A, 7.88%, due 04/15/27	2,662,764

	Total Canada	2,914,067

	China — 0.0%

	Corporate Debt — 0.0%

709,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (h)	69,127

630,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (h)	57,415

2,130,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (h)	202,350

	Total China	328,892

88	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

	Par Value†	Description	Value ($)
		Israel — 0.1%

		Corporate Debt — 0.1%

	5,496,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	5,550,273

		Italy — 0.0%

		Corporate Debt — 0.0%

EUR	545,000	Banca Monte dei Paschi di Siena SPA, Reg. S, Variable Rate, 5.38%, due 01/18/28	408,762

		Luxembourg — 0.1%

		Bank Loans

	2,460,000	Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, Variable Rate, 1 mo. LIBOR plus 2.50%, 3.50%, due 02/01/24 (e)	2,436,433

		Macau — 0.1%

		Corporate Debt — 0.1%

	1,120,000	Wynn Macau Ltd., 144A, 5.50%, due 10/01/27	982,800

	2,250,000	Wynn Macau Ltd., 144A, 5.63%, due 08/26/28	1,958,771

		Total Macau	2,941,571

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	490,150	Evander Gold Mines Ltd, 1.00%, due 04/19/26 (d) (h)	55

		United States — 25.9%

		Asset-Backed Securities — 0.2%

	4,697,761	Alaska Airlines Pass-Through Trust, Series 20-1, Class B, 144A, 8.00%, due 02/15/27	5,165,120

	7,063,383	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35 (h)	7

	3,792,678	JetBlue Pass-Through Trust, Series 20-1, Class B, 7.75%, due 05/15/30	4,346,102

		Total Asset-Backed Securities	9,511,229

		Bank Loans — 0.4%

	2,077,685	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 3 mo. LIBOR plus 13.00%, 14.00%, due 09/16/25 (e)	2,124,433

	1,908,740	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 1 mo. LIBOR plus 3.75%,, 3.96%, due 10/10/25 (e)	1,388,609

Par Value†	Description	Value ($)

	United States — continued

	Bank Loans — continued

2,447,669	Frontier Communications Corp., 2021 DIP Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.75%,, 4.50%, due 05/01/28 (e)	2,430,340

4,015,517	Quorum Health Corporation, 2020 Term Loan, Variable Rate, 3 mo. LIBOR plus 7.75%, 8.75%, due 04/29/25 (e)	3,613,965

7,059,431	SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, Variable Rate, 1 mo. LIBOR plus 3.00%, 3.50%, due 08/25/28 (e)	6,951,351

1,997,229	Serta Simmons Bedding, LLC, 2020 Super Priority Second Out Term Loan, Variable Rate, 1 mo. LIBOR plus 7.50%, 8.50%, due 08/10/23 (e)	1,919,836

	Total Bank Loans	18,428,534

	Corporate Debt — 2.7%

1,323,873	American Airlines Pass-Through Trust – Class B, 4.38%, due 04/01/24	1,325,819

1,966,706	American Airlines Pass-Through Trust – Class B, 3.70%, due 11/01/24	1,935,043

5,044,625	American Airlines Pass-Through Trust – Class B, 4.40%, due 03/22/25	4,960,035

2,205,560	American Airlines Pass-Through Trust – Class B, 5.25%, due 07/15/25	2,200,890

1,916,750	American Airlines Pass-Through Trust – Class B, 144A, 4.38%, due 12/15/25	1,866,662

2,866,554	American Airlines Pass-Through Trust – Class B, 4.95%, due 08/15/26	2,812,770

3,825,079	American Airlines Pass-Through Trust – Class B, 3.70%, due 04/15/27	3,644,999

2,895,004	American Airlines Pass-Through Trust – Class B, 3.75%, due 04/15/27	2,756,514

2,601,646	American Airlines Pass-Through Trust – Class B, 3.85%, due 08/15/29	2,415,170

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,157,100

422,000	Boeing Co. (The), 5.81%, due 05/01/50	501,340

2,963,000	Boeing Co. (The), 5.93%, due 05/01/60	3,518,320

6,270,000	Carnival Corp, 144A, 7.63%, due 03/01/26	6,445,497

4,280,000	Carnival Corp, 144A, 5.75%, due 03/01/27	4,168,741

3,579,000	Carnival Corp, 6.65%, due 01/15/28	3,502,946

1,120,000	Carrols Restaurant Group, Inc., 144A, 5.88%, due 07/01/29	963,435

3,615,000	CEC Entertainment LLC, 144A, 6.75%, due 05/01/26	3,440,106

6,700,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, due 10/01/28 (f)	6,867,500

See accompanying notes to the financial statements.	89

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

768,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	781,440

4,856,000	Dave & Buster’s, Inc., 144A, 7.63%, due 11/01/25	5,086,660

1,610,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A, 9.50%, due 07/31/27	1,569,750

2,010,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	1,713,525

1,818,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,503,232

1,523,000	Envision Healthcare Corp., 144A, 8.75%, due 10/15/26	807,190

1,400,000	Esc Cb Gulfport Energy, 6.38%, due 01/15/26 (d) (h)	140

1,340,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,393,600

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	292,175

890,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	938,229

330,563	Frontier Communications Holdings LLC, 5.88%, due 11/01/29	304,118

7,923,000	Frontier Communications Holdings LLC, 144A, 6.00%, due 01/15/30	7,380,275

860,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 12/31/99	864,816

4,040,000	Guitar Center, Inc., 144A, 8.50%, due 01/15/26	4,237,637

18,156	Gulfport Energy Corp., 8.00%, due 05/17/26	19,200

2,534,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	2,395,688

2,240,000	LD Holdings Group LLC, 144A, 6.50%, due 11/01/25	2,128,000

1,120,000	LD Holdings Group LLC, 144A, 6.13%, due 04/01/28	998,760

2,615,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	2,555,443

10,720,000	NCL Finance Ltd., 144A, 6.13%, due 03/15/28	10,344,800

6,282,000	New Residential Investment Corp., 144A, REIT, 6.25%, due 10/15/25	6,161,009

1,454,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,508,525

2,986,000	Redfin Corp., 144A, due 10/15/25	2,248,831

4,746,000	Royal Caribbean Cruises Ltd, 7.50%, due 10/15/27	5,180,686

3,280,000	Royal Caribbean Cruises Ltd, 3.70%, due 03/15/28	2,973,451

2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,115,350

198,799	Spirit Airlines Pass-Through Trust, 4.10%, due 10/01/29	199,944

Par Value† / Shares	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,620,000	Triumph Group, Inc., 144A, 6.25%, due 09/15/24	1,607,850

1,300,000	Uber Technologies, Inc., 144A, 8.00%, due 11/01/26	1,380,600

1,120,000	United Wholesale Mortgage LLC, 144A, 5.75%, due 06/15/27	1,070,210

1,680,000	Wayfair, Inc., 0.63%, due 10/01/25	1,454,880

278,000	XHR LP, 144A, REIT, 4.88%, due 06/01/29	270,355

	Total Corporate Debt	126,969,256

	U.S. Government — 22.6%

342,100,000	U.S. Treasury Note, 0.13%, due 02/28/23	338,839,359

133,550,000	U.S. Treasury Note, 0.13%, due 03/31/23	132,073,646

133,550,000	U.S. Treasury Note, 0.13%, due 04/30/23	131,891,058

205,000,000	U.S. Treasury Note, 0.13%, due 06/30/23 (b)	201,933,007

100,000,000	U.S. Treasury Note, 0.13%, due 07/31/23	98,355,469

70,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 07/31/23 (b)	70,109,656

88,450,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.40%, due 10/31/23 (b)	88,609,681

	Total U.S. Government	1,061,811,876

	Total United States	1,216,720,895

	TOTAL DEBT OBLIGATIONS (COST $1,240,643,558)	1,231,300,948

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

2,496,824	GMO U.S. Treasury Fund (i)	12,509,088

	TOTAL MUTUAL FUNDS (COST $12,572,470)	12,509,088

	SHORT-TERM INVESTMENTS — 11.6%

	Money Market Funds — 0.3%

15,271,872	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (j)	15,271,872

203,728	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (k)	203,728

	Total Money Market Funds	15,475,600

90	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	U.S. Government — 11.3%

64,400,000	U.S. Treasury Bill, 0.31%, due 05/24/22 (b) (l)	64,352,816

50,700,000	U.S. Treasury Bill, 0.35%, due 05/31/22 (b) (k) (l)	50,655,145

135,000,000	U.S. Treasury Bill, 0.54%, due 07/21/22 (b) (l)	134,712,982

7,705,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (b) (l)	7,686,822

800,000	U.S. Treasury Bill, 0.60%, due 08/04/22 (k) (l)	797,941

254,425,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (l)	253,660,076

Par Value†	Description	Value ($)

	U.S. Government — continued

11,690,000	U.S. Treasury Bill, 0.73%, due 11/03/22 (b) (k) (l)	11,632,452

4,060,000	U.S. Treasury Bill, 0.63%, due 12/01/22 (k) (l)	4,040,694

	Total U.S. Government	527,538,928

	TOTAL SHORT-TERM INVESTMENTS (COST $543,161,347)	543,014,528

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options – Calls — 0.0%
Cedar Fair LP (f)	65.00	04/14/22	263	USD	1,509,094	9,205

Total Equity Options – Calls						9,205

Equity Options – Puts — 0.0%
Kyndryl Holdings, Inc. (f)	15.00	03/18/22	1,110	USD	1,760,460	61,050

Total Equity Options – Puts						61,050

TOTAL PURCHASED OPTIONS (COST $133,061)	70,255

TOTAL INVESTMENTS — 118.4% (Cost $5,724,287,369)	5,540,907,797

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (22.9)%

	Common Stocks — (22.8)%

	Australia — (0.4)%

(936,532)	APA Group	(6,846,492)

(85,398)	ASX Ltd	(5,129,128)

(17,053)	Cochlear Ltd	(2,783,800)

(3,697)	Domino’s Pizza Enterprises Ltd	(213,473)

(1,574,038)	Qantas Airways Ltd *	(5,832,559)

(1,132)	Santos Ltd	(6,029)

	Total Australia	(20,811,481)

	Austria — (0.2)%

(69,243)	Verbund AG	(8,351,850)

	Belgium — (0.1)%

(104,741)	Anheuser-Busch InBev SA/NV	(6,463,337)

	Canada — (0.7)%

(24,401)	Agnico Eagle Mines Ltd	(1,232,007)

(253,100)	AltaGas Ltd	(5,575,189)

Shares	Description	Value ($)

	Common Stocks — continued

	Canada — continued

(98,800)	Cameco Corp	(2,428,504)

(1)	Canadian Pacific Railway Ltd	(70)

(145,100)	Enbridge Inc	(6,265,418)

(41,700)	Franco-Nevada Corp	(6,134,904)

(45,800)	Pan American Silver Corp	(1,082,254)

(179,400)	Pembina Pipeline Corp	(6,092,424)

(76,200)	Restaurant Brands International Inc	(4,265,676)

	Total Canada	(33,076,446)

	Denmark — (0.1)%

(197,671)	Ambu A/S – Class B	(3,645,202)

	France — (0.7)%

(189,085)	Accor SA *	(6,457,868)

(40,200)	Aeroports de Paris *	(5,683,859)

(471,085)	Getlink SE	(7,683,082)

(4,448)	Hermes International	(6,133,955)

(3,919)	Sartorius Stedim Biotech	(1,502,821)

(42,442)	Ubisoft Entertainment SA *	(2,275,611)

See accompanying notes to the financial statements.	91

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	France — continued

(24,232)	Wendel SE	(2,459,996)

	Total France	(32,197,192)

	Germany — (0.8)%

(71,614)	Delivery Hero SE *	(3,838,555)

(4,596)	MTU Aero Engines AG	(1,100,219)

(64,042)	Puma SE	(5,872,933)

(53,500)	QIAGEN NV *	(2,687,968)

(1,221)	Rational AG	(898,609)

(52,931)	Scout24 SE	(3,087,484)

(46,026)	Symrise AG – Class A	(5,474,634)

(2,707,286)	Telefonica Deutschland Holding AG	(7,387,763)

(103,725)	Uniper SE	(3,318,282)

(74,690)	Zalando SE *	(4,943,481)

	Total Germany	(38,609,928)

	Israel — (0.2)%

(40,600)	CyberArk Software Ltd *	(6,907,684)

(9,300)	Kornit Digital Ltd *	(881,919)

(39,500)	Wix.com Ltd *	(3,617,410)

	Total Israel	(11,407,013)

	Italy — (0.6)%

(113,048)	Amplifon SPA	(4,851,395)

(292,947)	Atlantia SPA *	(5,388,835)

(26,610)	Ferrari NV	(5,718,179)

(411,672)	FinecoBank Banca Fineco SPA	(6,860,852)

(499,454)	Infrastrutture Wireless Italiane SPA	(5,100,079)

	Total Italy	(27,919,340)

	Japan — (2.6)%

(361,800)	Acom Co Ltd	(1,007,839)

(110,800)	Aeon Co Ltd	(2,510,028)

(251,100)	ANA Holdings Inc *	(5,528,766)

(211,200)	Asahi Intecc Co Ltd	(4,560,509)

(18,200)	Benefit One Inc	(421,547)

(40,600)	East Japan Railway Co	(2,411,995)

(58,600)	GMO Payment Gateway Inc	(5,668,249)

(35,900)	Harmonic Drive Systems Inc	(1,468,444)

(237,100)	Hitachi Metals Ltd *	(4,226,427)

(361,100)	Isetan Mitsukoshi Holdings Ltd	(2,912,107)

(279,300)	Japan Airlines Co Ltd *	(5,538,146)

(88,500)	Japan Airport Terminal Co Ltd *	(4,132,632)

(114,100)	Japan Exchange Group Inc	(2,136,644)

(213)	Japan Real Estate Investment Corp (REIT)	(1,137,793)

(260,700)	JGC Holding Corp	(2,612,972)

(251,100)	Keikyu Corp	(2,631,062)

Shares	Description	Value ($)

	Common Stocks — continued

	Japan — continued

(75,000)	Keio Corp	(3,068,778)

(53,800)	Kintetsu Group Holdings Co Ltd *	(1,616,277)

(28,500)	Lasertec Corp	(5,283,119)

(95,300)	LIXIL Corp	(2,123,985)

(152,700)	M3 Inc	(5,745,107)

(130,100)	Mercari Inc *	(4,074,737)

(313,200)	MonotaRO Co Ltd	(5,895,362)

(40,400)	Nidec Corp	(3,512,118)

(274,800)	Nihon M&A Center Holdings Inc	(4,064,583)

(496,500)	Nippon Paint Holdings Co Ltd	(4,443,721)

(60,200)	Nissin Foods Holdings Co Ltd	(4,809,810)

(208,800)	Odakyu Electric Railway Co Ltd	(3,444,883)

(42,000)	ORIENTAL LAND CO LTD	(7,764,320)

(450,800)	Rakuten Group Inc	(3,832,083)

(39,900)	Shiseido Co Ltd	(2,289,705)

(63,200)	Tobu Railway Co Ltd	(1,553,493)

(97,000)	Tokyu Corp	(1,293,629)

(129,200)	West Japan Railway Co	(5,574,190)

	Total Japan	(119,295,060)

	Netherlands — (0.3)%

(2,920)	Adyen NV *	(6,086,075)

(16,495)	Heineken Holding NV	(1,347,129)

(14,409)	IMCD NV	(2,340,617)

(114,752)	Just Eat Takeaway.com NV *	(4,644,262)

	Total Netherlands	(14,418,083)

	New Zealand — (0.1)%

(66,582)	Xero Ltd *	(4,578,045)

	Norway — (0.0)%

(18,122)	Schibsted ASA – Class A	(520,789)

(24,400)	Schibsted ASA – Class B	(633,404)

	Total Norway	(1,154,193)

	Singapore — (0.2)%

(322,500)	City Developments Ltd	(1,706,512)

(1,589,800)	Singapore Airlines Ltd *	(6,019,752)

(543,800)	Singapore Exchange Ltd	(3,772,768)

	Total Singapore	(11,499,032)

	Spain — (0.5)%

(33,533)	Aena SME SA *	(5,472,759)

(129,034)	Cellnex Telecom SA	(5,836,493)

(264,194)	Ferrovial SA	(7,197,755)

(300,239)	Siemens Gamesa Renewable Energy SA *	(6,908,437)

	Total Spain	(25,415,444)

92	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	Sweden — (0.3)%

(578,046)	Embracer Group AB – Class B *	(4,962,025)

(10,356)	EQT AB	(346,615)

(50,487)	Evolution AB	(5,788,793)

(514,088)	Sinch AB *	(4,336,538)

	Total Sweden	(15,433,971)

	Switzerland — (0.3)%

(9)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(1,010,204)

(4,628)	Partners Group Holding AG	(6,256,077)

(2,656)	Sika AG (Registered)	(881,353)

(3,447)	Straumann Holding AG (Registered)	(5,475,432)

	Total Switzerland	(13,623,066)

	United Kingdom — (1.5)%

(75,513)	Admiral Group Plc	(3,008,105)

(146,207)	Antofagasta Plc	(2,960,376)

(64)	AstraZeneca Plc Sponsored ADR	(3,896)

(800,119)	Auto Trader Group Plc	(7,076,311)

(1,316,297)	ConvaTec Group Plc	(3,182,343)

(10,549)	Croda International Plc	(1,055,943)

(7,607)	Experian Plc	(297,163)

(71,627)	Halma Plc	(2,310,261)

(377,520)	Hargreaves Lansdown Plc	(5,721,771)

(1,032,662)	Informa Plc *	(8,176,450)

(26,741)	InterContinental Hotels Group Plc *	(1,862,053)

(257,010)	Land Securities Group Plc (REIT)	(2,723,462)

(69,887)	London Stock Exchange Group Plc	(6,105,095)

(290,001)	Ocado Group Plc *	(5,332,801)

(1,121,570)	Rentokil Initial Plc	(7,611,379)

(4,194,989)	Rolls-Royce Holdings Plc *	(5,786,823)

(18,035)	Spirax-Sarco Engineering Plc	(2,873,958)

	Total United Kingdom	(66,088,190)

	United States — (13.2)%

(57)	Advanced Micro Devices, Inc. *	(7,030)

(246,100)	AES Corp. (The)	(5,224,703)

(38,200)	Airbnb, Inc. – Class A *	(5,786,918)

(23,762)	Albertsons Cos, Inc. – Class A	(692,662)

(17,500)	American Tower Corp. (REIT)	(3,970,225)

(1)	Analog Devices, Inc.	(160)

(74,397)	Aon Plc – Class A	(21,734,340)

(167,600)	Aramark	(6,194,496)

(40,300)	Arthur J Gallagher & Co.	(6,375,057)

(26,900)	Autodesk, Inc. *	(5,924,187)

(56,800)	Avalara, Inc. *	(5,902,088)

(27,400)	Bill.com Holdings, Inc. *	(6,517,912)

(6,900)	Bio-Techne Corp.	(2,893,929)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(69,300)	BioMarin Pharmaceutical, Inc. *	(5,413,716)

(49,502)	Block Inc. – Class A *	(6,311,505)

(30,200)	Boeing Co. (The) *	(6,201,268)

(11,700)	Broadcom, Inc.	(6,873,048)

(25,700)	Burlington Stores, Inc. *	(5,805,373)

(78,300)	Caesars Entertainment, Inc. *	(6,592,077)

(2,700)	Camden Property Trust (REIT)	(445,797)

(41,400)	Carvana Co. – Class A *	(6,229,458)

(32,700)	Catalent, Inc. *	(3,336,708)

(73,500)	Ceridian HCM Holding, Inc. *	(5,358,885)

(14,085)	Charter Communications, Inc. – Class A *	(8,476,071)

(4,200)	Chipotle Mexican Grill, Inc. – Class A *	(6,398,070)

(314,389)	Citizens Financial Group, Inc.	(16,480,271)

(242,400)	Clarivate Plc *	(3,631,152)

(64,200)	Cloudflare, Inc. – Class A *	(7,474,164)

(25,600)	CME Group, Inc.	(6,055,168)

(2,500)	Cognex Corp.	(168,900)

(307,436)	Columbia Banking System, Inc.	(11,261,381)

(44,000)	Coupa Software, Inc. *	(5,324,440)

(23,500)	Crown Castle International Corp. (REIT)	(3,914,865)

(110,200)	Delta Air Lines, Inc. *	(4,399,184)

(13,400)	Dexcom, Inc. *	(5,546,394)

(49,000)	DocuSign, Inc. – Class A *	(5,803,070)

(15,100)	DoorDash, Inc. – Class A *	(1,584,745)

(286,400)	DraftKings Inc. – Class A *	(6,781,952)

(3,300)	Ecolab, Inc.	(581,658)

(25,420)	Entegris, Inc.	(3,316,802)

(6,100)	Equinix, Inc. (REIT)	(4,329,353)

(53,500)	Equity LifeStyle Properties, Inc. (REIT)	(3,992,170)

(2,200)	Erie Indemnity Co. – Class A	(385,220)

(74,900)	Exact Sciences Corp. *	(5,846,694)

(26,800)	Expedia Group, Inc. *	(5,255,748)

(1,200)	Extra Space Storage, Inc. (REIT)	(225,780)

(42,400)	Fastenal Co.	(2,181,904)

(20,400)	First Republic Bank	(3,534,504)

(295,170)	Fox Corp. – Class A	(12,346,961)

(65,600)	Guidewire Software, Inc. *	(5,782,640)

(35,000)	Hess Corp.	(3,537,100)

(13,300)	HubSpot, Inc. *	(6,982,500)

(11,500)	IDEXX Laboratories, Inc. *	(6,122,025)

(17,414)	II-VI, Inc. *	(1,209,576)

(87,100)	Ingersoll Rand, Inc.	(4,400,292)

(26,200)	Insulet Corp. *	(6,934,878)

(19,200)	Invitation Homes, Inc. (REIT)	(725,760)

(10,400)	Ionis Pharmaceuticals, Inc. *	(347,152)

(29,500)	IQVIA Holdings, Inc. *	(6,788,540)

(91,100)	Iron Mountain, Inc. (REIT)	(4,480,298)

(14,600)	Kroger Co. (The)	(683,280)

(110,800)	Lamb Weston Holdings, Inc.	(7,360,444)

See accompanying notes to the financial statements.	93

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(23,500)	Liberty Broadband Corp. – Class A *	(3,403,035)

(33,600)	Liberty Broadband Corp. – Class C *	(4,929,120)

(129,000)	Liberty Media Corp-Liberty Formula One – Class C *	(7,834,170)

(19,300)	Linde Plc	(5,659,532)

(68,400)	Live Nation Entertainment, Inc. *	(8,264,088)

(100,593)	M&T Bank Corp.	(18,331,062)

(15,900)	MarketAxess Holdings, Inc.	(6,064,737)

(36,900)	Marriott International, Inc. – Class A *	(6,278,166)

(30,613)	Marvell Technology, Inc.	(2,091,786)

(64,400)	MGM Resorts International	(2,852,276)

(15,700)	MongoDB, Inc. – Class A *	(5,997,243)

(8,800)	Monolithic Power Systems, Inc.	(4,036,560)

(12,800)	MSCI, Inc. – Class A	(6,421,632)

(56,829)	NortonLifeLock, Inc.	(1,646,905)

(83,000)	Novocure Ltd. *	(6,794,380)

(303,700)	Oak Street Health, Inc. *	(5,317,787)

(32,400)	Okta, Inc. *	(5,924,016)

(7,400)	ONEOK, Inc.	(483,220)

(307,600)	Palantir Technologies, Inc. – Class A *	(3,645,060)

(2,200)	Palo Alto Networks, Inc. *	(1,307,350)

(138,000)	Peloton Interactive, Inc. – Class A *	(4,010,280)

(1)	Realty Income Corp. (REIT)	(66)

(33,700)	RingCentral, Inc. – Class A *	(4,409,308)

(37,200)	Roku, Inc. *	(5,190,516)

(89,350)	Rollins, Inc.	(2,915,491)

(86,200)	Royal Caribbean Cruises Ltd. *	(6,958,064)

(37,380)	S&P Global, Inc.	(14,043,666)

(14)	salesforce.com, Inc. *	(2,948)

(85,700)	Sarepta Therapeutics, Inc. *	(6,565,477)

(44,400)	Seagen, Inc. *	(5,721,828)

(12,400)	ServiceNow, Inc. *	(7,191,008)

(28,300)	Simon Property Group, Inc. (REIT)	(3,892,948)

(179,000)	Snap, Inc. – Class A *	(7,149,260)

(22,600)	Snowflake, Inc. – Class A *	(6,003,916)

(302,513)	Spirit Airlines, Inc. *	(7,587,026)

(41,600)	T-Mobile US, Inc. *	(5,125,536)

(67,757)	Take-Two Interactive Software, Inc. *	(10,976,634)

(77,000)	Teladoc Health, Inc. *	(5,845,070)

(110)	Teledyne Technologies, Inc. *	(47,232)

(7,900)	Tesla, Inc. *	(6,876,397)

(17,600)	Trade Desk, Inc. (The) – Class A *	(1,501,632)

(4,600)	Tradeweb Markets, Inc. – Class A	(388,608)

(29,900)	Twilio, Inc. – Class A *	(5,226,520)

(142,600)	Twitter, Inc. *	(5,069,430)

(161,100)	Uber Technologies, Inc. *	(5,804,433)

(73,500)	UDR, Inc. (REIT)	(4,032,945)

(47,300)	Upstart Holdings, Inc. *	(7,472,927)

(22,800)	Vail Resorts, Inc.	(5,940,540)

Shares / Par Value†	Description	Value ($)

	Common Stocks — continued

	United States — continued

(258,000)	Vistra Corp.	(5,887,560)

(125,115)	Vonage Holdings Corp. *	(2,542,337)

(24,600)	Wayfair, Inc. – Class A *	(3,465,402)

(272,700)	Williams Cos, Inc. (The)	(8,530,056)

(59,100)	Zendesk, Inc. *	(6,895,197)

(94,900)	Zillow Group, Inc. – Class A *	(5,434,923)

(72,949)	Zillow Group, Inc. – Class C *	(4,196,026)

(9,000)	Zoetis, Inc.	(1,742,850)

(57,000)	ZoomInfo Technologies, Inc. – Class A *	(3,117,330)

(25,100)	Zscaler, Inc. *	(6,002,664)

	Total United States	(615,488,824)

	TOTAL COMMON STOCKS (PROCEEDS $1,137,546,440)	(1,069,475,697)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(10,645)	Sartorius AG	(4,699,907)

	TOTAL PREFERRED STOCKS (PROCEEDS $4,623,495)	(4,699,907)

	DEBT OBLIGATIONS — (0.0)%

	United States — (0.0)%

	Corporate Debt — (0.0)%

(1,335,400)	Kyndryl Holdings, Inc. 144A, 3.15%, due 10/15/31 (f)	(1,210,022)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $1,263,658)	(1,210,022)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,143,433,593)	(1,075,385,626)

	Other Assets and Liabilities (net) — 4.5%	215,703,728

	TOTAL NET ASSETS — 100.0%	$4,681,225,899

94	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/18/2022	MSCI	AUD	32,361,058	USD	23,640,595	131,466
03/18/2022	SSB	AUD	1,754,080	USD	1,248,412	(25,863)
04/21/2022	BOA	AUD	30,351,282	USD	22,040,035	(20,364)
04/21/2022	MSCI	AUD	6,208,545	USD	4,460,902	(51,690)
04/21/2022	SSB	AUD	27,624,660	USD	19,911,863	(166,729)
05/09/2022	BCLY	AUD	26,510,000	USD	18,888,375	(384,730)
05/09/2022	JPM	AUD	8,360,000	USD	5,940,449	(137,377)
05/09/2022	MSCI	AUD	65,420,050	USD	46,207,594	(1,353,608)
03/25/2022	MSCI	CAD	24,691,148	USD	19,539,608	57,247
04/12/2022	SSB	CAD	21,744,531	USD	17,185,573	27,598
04/25/2022	JPM	CAD	25,000,000	USD	19,780,046	53,282
04/25/2022	SSB	CAD	3,801,693	USD	3,005,653	5,849
05/02/2022	JPM	CAD	14,013,337	USD	11,040,000	(17,510)
03/28/2022	UBSA	CHF	9,130,938	USD	9,974,807	6,667
05/16/2022	MSCI	CHF	78,638,805	USD	85,385,080	(631,354)
05/16/2022	MSCI	CLP	3,090,639,500	USD	3,826,706	(1,124)
03/17/2022	MSCI	COP	39,147,255,000	USD	9,959,360	31,274
03/21/2022	JPM	EUR	2,675,275	USD	3,028,639	26,670
03/21/2022	MSCI	EUR	2,749,217	USD	3,129,269	44,328
03/21/2022	SSB	EUR	3,473,656	USD	3,924,067	26,222
03/28/2022	JPM	EUR	1,748,851	USD	1,984,071	21,071
03/31/2022	JPM	EUR	7,600,000	USD	8,538,980	7,258
04/21/2022	BOA	EUR	11,445,200	USD	13,020,174	162,230
04/21/2022	MSCI	EUR	10,250,391	USD	11,650,060	134,407
04/21/2022	SSB	EUR	104,438,758	USD	118,787,148	1,456,942
03/21/2022	SSB	GBP	4,484,937	USD	6,097,025	79,462
04/21/2022	BCLY	GBP	6,189,000	USD	8,412,349	107,861
04/21/2022	MSCI	GBP	22,513,208	USD	30,623,986	415,448
05/16/2022	BCLY	GBP	7,590,000	USD	10,163,664	(19,458)
04/21/2022	CITI	HKD	9,734,200	USD	1,250,457	4,722
04/21/2022	JPM	HKD	37,206,100	USD	4,776,169	14,714
04/21/2022	SSB	HKD	10,074,000	USD	1,291,809	2,587
05/16/2022	MSCI	HUF	2,148,383,873	USD	6,878,350	450,416
04/29/2022	CITI	ILS	6,923,009	USD	2,140,000	(19,421)
04/29/2022	GS	ILS	13,463,010	USD	4,223,497	24,123
04/29/2022	JPM	ILS	7,819,962	USD	2,420,000	(19,198)
03/08/2022	JPM	INR	913,703,030	USD	12,183,611	62,549
03/08/2022	MSCI	INR	143,341,700	USD	1,900,000	(1,552)
06/03/2022	MSCI	INR	1,057,044,730	USD	13,836,569	(21,950)
03/07/2022	MSCI	JPY	248,767,820	USD	2,167,137	3,098
03/07/2022	SSB	JPY	101,121,756	USD	879,128	(533)
03/09/2022	JPM	JPY	2,038,379,448	USD	17,650,000	(82,517)
04/21/2022	BCLY	JPY	733,043,700	USD	6,426,294	43,031
04/21/2022	DB	JPY	929,727,700	USD	8,062,291	(33,674)
04/21/2022	SSB	JPY	3,095,070,200	USD	27,061,809	110,281
05/09/2022	BCLY	KRW	17,520,506,982	USD	14,542,495	(18,495)
03/22/2022	MSCI	MXN	131,035,729	USD	6,425,084	48,517
03/01/2022	JPM	NZD	27,360,000	USD	18,282,444	(229,333)
03/01/2022	MSCI	NZD	155,970,000	USD	103,358,312	(2,170,998)
06/01/2022	JPM	NZD	145,700,000	USD	97,930,069	(515,621)
04/19/2022	JPM	PLN	9,045,897	USD	2,130,000	(17,239)
04/19/2022	SSB	PLN	17,825,029	USD	4,430,000	198,845
03/31/2022	CITI	RON	70,423,727	USD	15,731,521	(180,496)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/16/2022	BCLY	RUB	757,620,094	USD	8,539,530	1,544,278
05/11/2022	MSCI	RUB	425,279,311	USD	4,886,751	1,228,435
03/07/2022	CITI	SEK	51,796,940	USD	5,652,331	183,390
03/07/2022	JPM	SEK	147,773,717	USD	15,720,000	117,425
05/18/2022	MSCI	THB	327,958,759	USD	10,143,473	103,637
05/17/2022	JPM	TWD	124,951,385	USD	4,508,764	34,956
03/18/2022	DB	USD	701,812	AUD	983,205	12,450
03/18/2022	GS	USD	701,565	AUD	983,204	12,697
04/21/2022	GS	USD	1,843,253	AUD	2,568,600	23,697
05/09/2022	JPM	USD	32,691,307	AUD	45,410,000	322,337
04/04/2022	CITI	USD	4,320,000	BRL	23,423,549	187,823
04/04/2022	GS	USD	6,110,000	BRL	32,009,144	50,106
04/04/2022	MSCI	USD	5,090,000	BRL	27,297,893	163,434
03/25/2022	JPM	USD	528,421	CAD	673,000	2,604
03/25/2022	SSB	USD	172,977	CAD	219,792	448
04/12/2022	MSCI	USD	6,070,530	CAD	7,718,166	19,650
04/12/2022	SSB	USD	916,817	CAD	1,150,120	(9,291)
05/02/2022	BCLY	USD	84,516,579	CAD	107,916,938	637,485
05/02/2022	JPM	USD	44,290,000	CAD	56,205,986	60,481
05/16/2022	JPM	USD	21,080,000	CHF	19,306,285	37,536
05/16/2022	MSCI	USD	3,775,057	CLP	3,090,639,500	52,773
03/17/2022	MSCI	USD	7,200,000	COP	28,284,479,700	(26,809)
05/18/2022	MSCI	USD	13,285,325	CZK	287,706,993	(568,100)
03/18/2022	BCLY	USD	389,294	EUR	339,210	(8,710)
03/18/2022	UBSA	USD	353,651	EUR	307,780	(8,330)
03/21/2022	UBSA	USD	11,381,324	EUR	10,028,632	(128,036)
03/28/2022	BCLY	USD	22,915,959	EUR	20,262,879	(171,865)
03/31/2022	SSB	USD	8,497,001	EUR	7,600,000	34,721
04/21/2022	BCLY	USD	24,506,392	EUR	21,720,500	(104,811)
04/21/2022	MSCI	USD	153,875	EUR	136,880	(99)
04/21/2022	SSB	USD	6,828,374	EUR	6,101,444	26,205
04/26/2022	MSCI	USD	32,590,877	EUR	28,787,041	(244,996)
03/21/2022	BCLY	USD	1,427,426	GBP	1,055,238	(11,584)
04/21/2022	CITI	USD	3,285,631	GBP	2,452,700	5,436
04/21/2022	SSB	USD	2,992,893	GBP	2,216,300	(19,031)
05/16/2022	BCLY	USD	4,566,516	GBP	3,360,000	(58,573)
05/16/2022	MSCI	USD	59,749,353	GBP	43,872,700	(887,551)
04/21/2022	JPM	USD	744,478	HKD	5,795,200	(2,837)
05/16/2022	MSCI	USD	2,880,000	HUF	909,907,200	(157,570)
05/04/2022	JPM	USD	7,927,012	IDR	114,941,677,400	36,247
04/29/2022	JPM	USD	6,669,896	ILS	21,282,972	(31,324)
03/08/2022	MSCI	USD	13,989,105	INR	1,057,044,730	33,510
03/07/2022	DB	USD	30,129,566	JPY	3,450,332,473	(115,024)
03/09/2022	DB	USD	11,050,000	JPY	1,275,313,650	44,363
03/09/2022	JPM	USD	16,240,000	JPY	1,856,702,960	(87,945)
03/09/2022	MSCI	USD	86,308,380	JPY	9,946,795,658	221,989
04/04/2022	MSCI	USD	21,816,970	JPY	2,500,000,000	(54,743)
04/21/2022	DB	USD	11,665,124	JPY	1,338,669,700	(8,137)
05/09/2022	SSB	USD	21,829,714	JPY	2,500,000,000	(51,059)
05/09/2022	UBSA	USD	2,222,380	JPY	256,278,010	10,176
05/09/2022	BCLY	USD	2,990,000	KRW	3,590,093,000	(6,336)
05/09/2022	JPM	USD	1,970,000	KRW	2,364,906,200	(4,567)
05/09/2022	MSCI	USD	5,110,000	KRW	6,130,485,080	(15,059)

See accompanying notes to the financial statements.	95

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/22/2022	JPM	USD	2,420,000	MXN	49,568,993	(7,834)
05/16/2022	BCLY	USD	66,130,185	NOK	585,020,685	184,732
03/01/2022	JPM	USD	98,085,240	NZD	145,700,000	495,388
03/01/2022	MSCI	USD	25,034,350	NZD	37,630,000	426,110
03/18/2022	GS	USD	1,918,048	NZD	2,835,010	(256)
03/18/2022	SSB	USD	1,617,358	NZD	2,424,663	22,846
04/19/2022	DB	USD	2,020,000	PLN	8,046,082	(110,089)
04/19/2022	MSCI	USD	6,213,463	PLN	24,701,002	(350,147)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/11/2022	MSCI	USD	15,131,041	RUB	1,182,899,405	(4,955,563)
03/07/2022	BCLY	USD	45,131,777	SEK	410,867,289	(1,750,668)
03/18/2022	MSCI	USD	4,016,125	SGD	5,399,279	(33,857)
05/18/2022	MSCI	USD	1,810,000	THB	58,712,961	(12,614)
05/17/2022	JPM	USD	1,710,000	TWD	47,611,530	(5,298)
05/31/2022	MSCI	USD	2,565,791	ZAR	40,189,269	17,958

						$(6,016,059)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
56	Australian Government Bond 10 Yr.	March 2022	5,471,718	(193,689)
197	CAC40 10 Euro	March 2022	14,588,802	(764,782)
11	Canadian Government Bond 10 Yr.	June 2022	1,186,091	8,053
64	Corn (k)	May 2022	2,210,400	159,873
111	DAX Index	March 2022	44,795,891	(3,539,206)
383	FTSE 100 Index	March 2022	38,095,058	915,239
149	Hang Seng Index	March 2022	21,616,684	(882,989)
34	MSCI Singapore	March 2022	836,958	(25,944)
14	S&P/TSX 60	March 2022	2,817,452	(29,298)
109	Silver (k)	May 2022	13,279,470	596,285
4	U.S. Treasury Ultra 10 Yr. (CBT)	June 2022	565,313	6,680
92	WTI Crude (k)	April 2022	8,806,240	596,139

			$154,270,077	$(3,153,639)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
428	E-mini Russell 2000 Index	March 2022	43,752,300	2,850,893
176	Euro Bund	March 2022	32,963,665	1,218,238
2,016	Euro STOXX 50	March 2022	88,222,112	6,699,003
189	FTSE 100 Index	March 2022	18,798,867	(160,463)
98	FTSE Taiwan Index	March 2022	6,108,415	71,395
6	Gold 100 OZ (k)	April 2022	1,140,420	(48,792)
36	Hang Seng Index	March 2022	5,222,823	196,691
3,630	Mini MSCI Emerging Markets	March 2022	213,353,250	11,345,810
2,117	S&P 500 E-Mini	March 2022	462,352,800	26,165,742
479	SGX Nifty 50	March 2022	16,153,182	325,189
34	Soybean (k)	May 2022	2,782,475	(72,881)
110	SPI 200 Futures	March 2022	14,072,040	389,549
315	TOPIX Index	March 2022	51,894,605	1,896,184
109	U.S. Treasury Note 10 Yr. (CBT)	June 2022	13,890,688	(105,055)
17	U.S. Ultra Bond (CBT)	June 2022	3,160,938	(40,930)
126	UK Gilt Long Bond	June 2022	20,804,095	(101,879)

			$994,672,675	$50,628,694

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(152,043,750)
Average interest rate (net)	(0.02)%
Maximum balance outstanding	$(152,043,750)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

96	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Activision Blizzard, Inc. (f)	82.50	05/20/22	(1,265)	USD	(10,309,750)	(170,775)
Zynga, Inc. (f)	9.00	05/20/22	(7,188)	USD	(6,526,704)	(409,716)
Activision Blizzard, Inc. (f)	82.50	06/17/22	(649)	USD	(5,289,350)	(113,575)

			Total Equity Options — Calls			(694,066)

			TOTAL WRITTEN OPTIONS (Premiums $955,223)			$(694,066)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.54%	N/A	12/20/2024	Quarterly	96,637	(14,284)	(110,921)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.80%	N/A	12/20/2024	Quarterly	(139,584)	(130,709)	8,875
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	2.06%	N/A	12/20/2024	Quarterly	14,842	(44,317)	(59,159)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	2.06%	N/A	12/20/2024	Quarterly	142,500	(88,634)	(231,134)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	0.77%	N/A	12/20/2024	Quarterly	(96,605)	(131,440)	(34,835)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	0.77%	N/A	12/20/2024	Quarterly	(51,323)	(131,440)	(80,117)

									$(33,533)	$(540,824)	$(507,291)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2022, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	97

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.60%	3 Month AUD BBSW	AUD	54,980,000	03/16/2024	Quarterly	—	(143,237)	(143,237)
1.82%	3 Month CAD CDOR	CAD	533,270,000	03/16/2024	Semi-Annually	(111,492)	1,656,156	1,767,648
1.99%	3 Month CAD CDOR	CAD	80,780,000	03/16/2024	Semi-Annually	—	36,672	36,672
1.90%	3 Month CAD CDOR	CAD	150,850,000	03/16/2024	Semi-Annually	—	285,494	285,494
1.95%	3 Month CAD CDOR	CAD	66,360,000	03/16/2024	Semi-Annually	—	67,796	67,796
3 Month CAD CDOR	2.12%	CAD	53,560,000	03/16/2024	Semi-Annually	—	83,558	83,558
3 Month CAD CDOR	1.74%	CAD	109,780,000	03/16/2024	Semi-Annually	—	(480,942)	(480,942)
3 Month CAD CDOR	1.80%	CAD	76,440,000	03/16/2024	Semi-Annually	—	(254,040)	(254,040)
2.03%	3 Month CAD CDOR	CAD	74,980,000	03/16/2024	Semi-Annually	—	(15,522)	(15,522)
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	120,680,000	03/16/2024	Annually	—	671,531	671,531
(0.54)%	CHF - SARON - OIS - COMPOUND	CHF	18,430,000	03/16/2024	Annually	(5,582)	105,643	111,225
(0.44)%	CHF - SARON - OIS - COMPOUND	CHF	45,310,000	03/16/2024	Annually	—	155,447	155,447
CHF - SARON - OIS - COMPOUND	(0.17)%	CHF	37,550,000	03/16/2024	Annually	—	96,868	96,868
(0.08)%	CHF - SARON - OIS - COMPOUND	CHF	68,870,000	03/16/2024	Annually	—	(318,465)	(318,465)
(0.24)%	CHF - SARON - OIS - COMPOUND	CHF	88,780,000	03/16/2024	Annually	—	(92,153)	(92,153)
(0.25)%	CHF - SARON - OIS - COMPOUND	CHF	87,380,000	03/16/2024	Annually	—	(71,176)	(71,176)
(0.28)%	CHF - SARON - OIS - COMPOUND	CHF	93,240,000	03/16/2024	Annually	—	(13,450)	(13,450)
GBP - SONIA - COMPOUND	1.64%	GBP	447,810,000	03/16/2024	Annually	187,132	300,363	113,231
GBP - SONIA - COMPOUND	1.80%	GBP	45,600,000	03/16/2024	Annually	31,363	228,675	197,312
1.62%	GBP - SONIA - COMPOUND	GBP	62,880,000	03/16/2024	Annually	20,419	(17,344)	(37,763)
1.67%	GBP - SONIA - COMPOUND	GBP	37,870,000	03/16/2024	Annually	1,131	(55,312)	(56,443)
1.67%	GBP - SONIA - COMPOUND	GBP	39,510,000	03/16/2024	Annually	(3,915)	(67,069)	(63,154)
2.51%	3 Month NZD Bank Bill Rate	NZD	74,590,000	03/16/2024	Quarterly	—	281,418	281,418
2.40%	3 Month NZD Bank Bill Rate	NZD	76,150,000	03/16/2024	Quarterly	—	397,792	397,792
2.38%	3 Month NZD Bank Bill Rate	NZD	86,680,000	03/16/2024	Quarterly	—	475,665	475,665
2.61%	3 Month NZD Bank Bill Rate	NZD	96,080,000	03/16/2024	Quarterly	—	235,764	235,764
3 Month NZD Bank Bill Rate	2.53%	NZD	201,880,000	03/16/2024	Quarterly	—	(708,408)	(708,408)
3 Month NZD Bank Bill Rate	2.60%	NZD	252,290,000	03/16/2024	Quarterly	23,085	(649,028)	(672,113)
0.34%	3 Month SEK STIBOR	SEK	3,652,000,000	03/16/2024	Quarterly	—	2,276,152	2,276,152
0.33%	3 Month SEK STIBOR	SEK	537,510,000	03/16/2024	Quarterly	(39,275)	340,808	380,083
0.33%	3 Month SEK STIBOR	SEK	452,900,000	03/16/2024	Quarterly	—	289,077	289,077
0.32%	3 Month SEK STIBOR	SEK	150,900,000	03/16/2024	Quarterly	—	98,710	98,710
3 Month SEK STIBOR	0.72%	SEK	537,000,000	03/16/2024	Quarterly	—	94,532	94,532
3 Month SEK STIBOR	0.69%	SEK	977,600,000	03/16/2024	Quarterly	—	114,197	114,197
3 Month SEK STIBOR	0.69%	SEK	904,900,000	03/16/2024	Quarterly	—	111,447	111,447
3 Month SEK STIBOR	0.64%	SEK	503,300,000	03/16/2024	Quarterly	—	8,759	8,759
3 Month SEK STIBOR	0.42%	SEK	230,700,000	03/16/2024	Quarterly	5,200	(103,335)	(108,535)
3 Month SEK STIBOR	0.63%	SEK	434,300,000	03/16/2024	Quarterly	—	(1,627)	(1,627)
1.22%	USD - SOFR - COMPOUND	USD	65,120,000	03/16/2024	Annually	13,871	243,147	229,276
USD - SOFR - COMPOUND	1.46%	USD	40,790,000	03/16/2024	Annually	5,121	39,948	34,827
USD - SOFR - COMPOUND	0.97%	USD	38,560,000	03/16/2024	Annually	(12,242)	(338,808)	(326,566)
USD - SOFR - COMPOUND	1.01%	USD	97,090,000	03/16/2024	Annually	(18,508)	(775,523)	(757,015)
USD - SOFR - COMPOUND	1.15%	USD	60,470,000	03/16/2024	Annually	(6,901)	(313,943)	(307,042)
USD - SOFR - COMPOUND	1.05%	USD	57,610,000	03/16/2024	Annually	(8,685)	(419,901)	(411,216)
1.61%	USD - SOFR - COMPOUND	USD	39,480,000	03/16/2024	Annually	(11,596)	(153,780)	(142,184)
6 Month EURIBOR	0.22%	EUR	67,470,000	03/20/2024	Semi-Annually	1,916	262,175	260,259
6 Month EURIBOR	0.20%	EUR	46,750,000	03/20/2024	Semi-Annually	(7,347)	165,466	172,813
6 Month EURIBOR	0.20%	EUR	33,660,000	03/20/2024	Semi-Annually	(31,316)	119,898	151,214
6 Month EURIBOR	0.17%	EUR	47,370,000	03/20/2024	Semi-Annually	5,073	127,441	122,368
6 Month EURIBOR	(0.23)%	EUR	42,040,000	03/20/2024	Semi-Annually	(2,926)	(260,023)	(257,097)
6 Month EURIBOR	(0.20)%	EUR	49,880,000	03/20/2024	Semi-Annually	(145)	(273,505)	(273,360)
6 Month EURIBOR	(0.07)%	EUR	50,080,000	03/20/2024	Semi-Annually	593	(130,598)	(131,191)
1.95%	6 Month AUD BBSW	AUD	12,910,000	03/16/2032	Semi-Annually	—	429,106	429,106
1.96%	6 Month AUD BBSW	AUD	21,380,000	03/16/2032	Semi-Annually	—	694,049	694,049
2.10%	6 Month AUD BBSW	AUD	15,790,000	03/16/2032	Semi-Annually	—	367,638	367,638

98	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.10%	6 Month AUD BBSW	AUD	15,790,000	03/16/2032	Semi-Annually	—	372,741	372,741
2.15%	6 Month AUD BBSW	AUD	17,560,000	03/16/2032	Semi-Annually	—	360,036	360,036
2.43%	6 Month AUD BBSW	AUD	32,990,000	03/16/2032	Semi-Annually	—	71,265	71,265
6 Month AUD BBSW	2.52%	AUD	25,350,000	03/16/2032	Semi-Annually	—	94,775	94,775
6 Month AUD BBSW	2.52%	AUD	48,720,000	03/16/2032	Semi-Annually	—	182,148	182,148
6 Month AUD BBSW	2.53%	AUD	12,190,000	03/16/2032	Semi-Annually	—	51,484	51,484
6 Month AUD BBSW	2.54%	AUD	15,350,000	03/16/2032	Semi-Annually	—	77,234	77,234
6 Month AUD BBSW	1.97%	AUD	25,460,000	03/16/2032	Semi-Annually	—	(814,975)	(814,975)
6 Month AUD BBSW	2.07%	AUD	17,560,000	03/16/2032	Semi-Annually	—	(445,174)	(445,174)
6 Month AUD BBSW	1.99%	AUD	102,700,000	03/16/2032	Semi-Annually	(9,266)	(3,131,411)	(3,122,145)
6 Month AUD BBSW	2.25%	AUD	16,380,000	03/16/2032	Semi-Annually	—	(229,954)	(229,954)
1.88%	3 Month CAD CDOR	CAD	25,230,000	03/16/2032	Semi-Annually	—	888,184	888,184
2.03%	3 Month CAD CDOR	CAD	22,280,000	03/16/2032	Semi-Annually	—	537,363	537,363
2.14%	3 Month CAD CDOR	CAD	23,740,000	03/16/2032	Semi-Annually	—	397,706	397,706
2.16%	3 Month CAD CDOR	CAD	17,950,000	03/16/2032	Semi-Annually	—	263,481	263,481
2.23%	3 Month CAD CDOR	CAD	16,630,000	03/16/2032	Semi-Annually	—	162,044	162,044
2.23%	3 Month CAD CDOR	CAD	16,450,000	03/16/2032	Semi-Annually	—	159,114	159,114
3 Month CAD CDOR	2.39%	CAD	17,700,000	03/16/2032	Semi-Annually	—	19,934	19,934
2.34%	3 Month CAD CDOR	CAD	16,330,000	03/16/2032	Semi-Annually	—	37,081	37,081
3 Month CAD CDOR	2.42%	CAD	16,400,000	03/16/2032	Semi-Annually	—	57,174	57,174
3 Month CAD CDOR	2.12%	CAD	117,300,000	03/16/2032	Semi-Annually	114,554	(2,082,518)	(2,197,072)
3 Month CAD CDOR	2.12%	CAD	285,870,000	03/16/2032	Semi-Annually	75,091	(5,075,272)	(5,150,363)
3 Month CAD CDOR	2.33%	CAD	53,970,000	03/16/2032	Semi-Annually	—	(170,798)	(170,798)
3 Month CAD CDOR	2.37%	CAD	43,470,000	03/16/2032	Semi-Annually	—	(783)	(783)
3 Month CAD CDOR	2.35%	CAD	21,770,000	03/16/2032	Semi-Annually	—	(25,302)	(25,302)
3 Month CAD CDOR	2.28%	CAD	32,920,000	03/16/2032	Semi-Annually	—	(216,010)	(216,010)
3 Month CAD CDOR	2.32%	CAD	7,670,000	03/16/2032	Semi-Annually	—	(25,370)	(25,370)
3 Month CAD CDOR	2.32%	CAD	14,460,000	03/16/2032	Semi-Annually	—	(47,313)	(47,313)
2.39%	3 Month CAD CDOR	CAD	17,240,000	03/16/2032	Semi-Annually	—	(28,047)	(28,047)
2.42%	3 Month CAD CDOR	CAD	28,560,000	03/16/2032	Semi-Annually	—	(108,758)	(108,758)
2.44%	3 Month CAD CDOR	CAD	19,270,000	03/16/2032	Semi-Annually	—	(97,498)	(97,498)
2.44%	3 Month CAD CDOR	CAD	11,700,000	03/16/2032	Semi-Annually	—	(59,197)	(59,197)
CHF - SARON - OIS - COMPOUND	0.51%	CHF	14,250,000	03/16/2032	Annually	—	6,918	6,918
CHF - SARON - OIS - COMPOUND	0.56%	CHF	18,480,000	03/16/2032	Annually	—	102,609	102,609
CHF - SARON - OIS - COMPOUND	0.51%	CHF	9,580,000	03/16/2032	Annually	—	8,305	8,305
CHF - SARON - OIS - COMPOUND	0.51%	CHF	9,670,000	03/16/2032	Annually	—	5,221	5,221
CHF - SARON - OIS - COMPOUND	0.52%	CHF	18,430,000	03/16/2032	Annually	—	22,001	22,001
CHF - SARON - OIS - COMPOUND	0.55%	CHF	18,150,000	03/16/2032	Annually	—	85,943	85,943
CHF - SARON - OIS - COMPOUND	0.52%	CHF	19,310,000	03/16/2032	Annually	—	38,832	38,832
CHF - SARON - OIS - COMPOUND	0.05%	CHF	24,750,000	03/16/2032	Annually	—	(1,238,000)	(1,238,000)
CHF - SARON - OIS - COMPOUND	(0.01)%	CHF	3,630,000	03/16/2032	Annually	9,442	(203,724)	(213,166)
CHF - SARON - OIS - COMPOUND	0.20%	CHF	9,260,000	03/16/2032	Annually	—	(308,806)	(308,806)
CHF - SARON - OIS - COMPOUND	0.22%	CHF	14,200,000	03/16/2032	Annually	—	(433,318)	(433,318)
CHF - SARON - OIS - COMPOUND	0.23%	CHF	141,650,000	03/16/2032	Annually	142,574	(4,229,885)	(4,372,459)
CHF - SARON - OIS - COMPOUND	0.32%	CHF	5,980,000	03/16/2032	Annually	—	(119,926)	(119,926)
0.53%	CHF - SARON - OIS - COMPOUND	CHF	7,770,000	03/16/2032	Annually	—	(21,129)	(21,129)
1.37%	GBP - SONIA - COMPOUND	GBP	305,640,000	03/16/2032	Annually	(877,716)	1,329,821	2,207,537
1.35%	GBP - SONIA - COMPOUND	GBP	91,170,000	03/16/2032	Annually	(155,284)	622,779	778,063
GBP - SONIA - COMPOUND	1.43%	GBP	11,280,000	03/16/2032	Annually	—	30,649	30,649
GBP - SONIA - COMPOUND	1.41%	GBP	8,010,000	03/16/2032	Annually	(20,877)	6,865	27,742
1.35%	GBP - SONIA - COMPOUND	GBP	8,910,000	03/16/2032	Annually	—	63,074	63,074
GBP - SONIA - COMPOUND	1.34%	GBP	13,250,000	03/16/2032	Annually	(18,730)	(107,762)	(89,032)
GBP - SONIA - COMPOUND	1.41%	GBP	8,320,000	03/16/2032	Annually	17,016	941	(16,075)
1.46%	GBP - SONIA - COMPOUND	GBP	9,640,000	03/16/2032	Annually	(13,911)	(70,422)	(56,511)
2.64%	3 Month NZD Bank Bill Rate	NZD	44,670,000	03/16/2032	Quarterly	14,157	1,044,604	1,030,447

See accompanying notes to the financial statements.	99

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.69%	3 Month NZD Bank Bill Rate	NZD	55,920,000	03/16/2032	Quarterly	(12,893)	1,130,255	1,143,148
3.02%	3 Month NZD Bank Bill Rate	NZD	10,440,000	03/16/2032	Quarterly	—	11,648	11,648
2.98%	3 Month NZD Bank Bill Rate	NZD	19,970,000	03/16/2032	Quarterly	—	69,217	69,217
3 Month NZD Bank Bill Rate	2.57%	NZD	16,210,000	03/16/2032	Quarterly	—	(441,932)	(441,932)
3 Month NZD Bank Bill Rate	2.82%	NZD	17,020,000	03/16/2032	Quarterly	(627)	(214,001)	(213,374)
3 Month NZD Bank Bill Rate	2.78%	NZD	19,380,000	03/16/2032	Quarterly	—	(288,085)	(288,085)
3 Month NZD Bank Bill Rate	2.99%	NZD	21,570,000	03/16/2032	Quarterly	(19,023)	(55,752)	(36,729)
3.05%	3 Month NZD Bank Bill Rate	NZD	9,860,000	03/16/2032	Quarterly	—	(8,117)	(8,117)
1.10%	3 Month SEK STIBOR	SEK	48,700,000	03/16/2032	Quarterly	(771)	158,230	159,001
1.42%	3 Month SEK STIBOR	SEK	114,500,000	03/16/2032	Quarterly	—	5,240	5,240
1.40%	3 Month SEK STIBOR	SEK	92,700,000	03/16/2032	Quarterly	—	22,801	22,801
1.41%	3 Month SEK STIBOR	SEK	209,300,000	03/16/2032	Quarterly	—	26,339	26,339
3 Month SEK STIBOR	0.90%	SEK	745,390,000	03/16/2032	Quarterly	—	(3,929,065)	(3,929,065)
3 Month SEK STIBOR	0.84%	SEK	132,630,000	03/16/2032	Quarterly	32,867	(770,807)	(803,674)
3 Month SEK STIBOR	0.83%	SEK	94,400,000	03/16/2032	Quarterly	—	(559,965)	(559,965)
3 Month SEK STIBOR	0.85%	SEK	31,300,000	03/16/2032	Quarterly	—	(181,593)	(181,593)
3 Month SEK STIBOR	1.39%	SEK	1,392,120,000	03/16/2032	Quarterly	292,315	(551,451)	(843,766)
3 Month SEK STIBOR	1.38%	SEK	162,800,000	03/16/2032	Quarterly	—	(72,637)	(72,637)
3 Month SEK STIBOR	1.42%	SEK	113,500,000	03/16/2032	Quarterly	—	(649)	(649)
3 Month SEK STIBOR	1.39%	SEK	126,000,000	03/16/2032	Quarterly	—	(48,650)	(48,650)
1.45%	3 Month SEK STIBOR	SEK	193,800,000	03/16/2032	Quarterly	—	(53,211)	(53,211)
1.43%	3 Month SEK STIBOR	SEK	107,900,000	03/16/2032	Quarterly	—	(8,564)	(8,564)
1.57%	USD - SOFR - COMPOUND	USD	8,300,000	03/16/2032	Annually	(462)	78,945	79,407
1.56%	USD - SOFR - COMPOUND	USD	20,920,000	03/16/2032	Annually	(9,142)	210,648	219,790
1.58%	USD - SOFR - COMPOUND	USD	12,400,000	03/16/2032	Annually	(12,517)	101,804	114,321
USD - SOFR - COMPOUND	1.87%	USD	8,570,000	03/16/2032	Annually	26,463	157,494	131,031
1.70%	USD - SOFR - COMPOUND	USD	13,060,000	03/16/2032	Annually	(12,109)	(40,897)	(28,788)
USD - SOFR - COMPOUND	1.61%	USD	14,010,000	03/16/2032	Annually	4,829	(75,950)	(80,779)
1.75%	USD - SOFR - COMPOUND	USD	21,400,000	03/16/2032	Annually	—	(157,531)	(157,531)
1.76%	USD - SOFR - COMPOUND	USD	240,850,000	03/16/2032	Annually	(414,166)	(2,052,839)	(1,638,673)
1.79%	USD - SOFR - COMPOUND	USD	14,360,000	03/16/2032	Annually	—	(159,773)	(159,773)
1.82%	USD - SOFR - COMPOUND	USD	11,490,000	03/16/2032	Annually	—	(158,283)	(158,283)
1.84%	USD - SOFR - COMPOUND	USD	10,270,000	03/16/2032	Annually	—	(162,481)	(162,481)
1.71%	USD - SOFR - COMPOUND	USD	8,760,000	03/16/2032	Annually	(4,333)	(34,354)	(30,021)
0.36%	6 Month EURIBOR	EUR	8,570,000	03/17/2032	Semi-Annually	850	414,299	413,449
0.39%	6 Month EURIBOR	EUR	10,190,000	03/17/2032	Semi-Annually	2,605	462,310	459,705
0.39%	6 Month EURIBOR	EUR	137,660,000	03/17/2032	Semi-Annually	(388,499)	6,169,686	6,558,185
0.45%	6 Month EURIBOR	EUR	14,000,000	03/17/2032	Semi-Annually	—	540,330	540,330
0.42%	6 Month EURIBOR	EUR	11,680,000	03/17/2032	Semi-Annually	(10,107)	484,882	494,989
0.49%	6 Month EURIBOR	EUR	10,260,000	03/17/2032	Semi-Annually	2,790	352,475	349,685
0.71%	6 Month EURIBOR	EUR	13,960,000	03/17/2032	Semi-Annually	20,670	137,152	116,482
0.76%	6 Month EURIBOR	EUR	9,610,000	03/17/2032	Semi-Annually	13,577	44,347	30,770
6 Month EURIBOR	0.81%	EUR	26,940,000	03/17/2032	Semi-Annually	—	35,918	35,918
6 Month EURIBOR	0.82%	EUR	10,910,000	03/17/2032	Semi-Annually	—	28,366	28,366
6 Month EURIBOR	0.83%	EUR	16,130,000	03/17/2032	Semi-Annually	—	65,034	65,034
6 Month EURIBOR	0.82%	EUR	16,130,000	03/17/2032	Semi-Annually	—	41,049	41,049
6 Month EURIBOR	0.81%	EUR	10,610,000	03/17/2032	Semi-Annually	—	16,483	16,483
6 Month EURIBOR	0.86%	EUR	17,300,000	03/17/2032	Semi-Annually	—	123,107	123,107
6 Month EURIBOR	0.77%	EUR	20,690,000	03/17/2032	Semi-Annually	—	(69,270)	(69,270)
6 Month EURIBOR	0.76%	EUR	6,810,000	03/17/2032	Semi-Annually	—	(30,301)	(30,301)
0.77%	6 Month EURIBOR	EUR	6,990,000	03/17/2032	Semi-Annually	25,331	20,708	(4,623)
0.81%	6 Month EURIBOR	EUR	9,840,000	03/17/2032	Semi-Annually	(1,094)	(15,829)	(14,735)

						$(1,151,422)	$(6,220,043)	$(5,068,621)

100	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	10,784,763	05/06/2022	Monthly	—	(426,861)	(426,861)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	10,122,717	05/06/2022	Monthly	—	283,210	283,210
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	12,517,232	05/12/2022	Monthly	—	(440,348)	(440,348)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	11,731,893	05/12/2022	Monthly	—	70,052	70,052
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,692,367	05/20/2022	Monthly	—	(411,148)	(411,148)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	10,781,640	05/20/2022	Monthly	—	64,169	64,169
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	GS	USD	9,034,320	05/24/2022	Monthly	—	(187,021)	(187,021)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1,552,733	05/24/2022	Monthly	—	80,171	80,171
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	2,094,990	05/24/2022	Monthly	—	(135,505)	(135,505)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.75%	GS	USD	12,221,165	05/24/2022	Monthly	—	(5,485)	(5,485)
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 0.75%	GS	USD	1,914,967	05/24/2022	Monthly	—	(38,993)	(38,993)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,293,958	10/18/2022	Monthly	—	84,748	84,748
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	62,713,507	10/18/2022	Monthly	—	3,646,405	3,646,405
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 2.66%	MORD	USD	25,208,866	05/18/2023	Monthly	—	(787,798)	(787,798)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	7,847,046	11/20/2023	Monthly	—	254,318	254,318
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.50%	GS	USD	505,676	05/24/2024	Monthly	—	(13,688)	(13,688)

							$—	$2,036,226	$2,036,226

See accompanying notes to the financial statements.	101

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(j)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(k)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(l)	The rate shown represents yield-to-maturity.

(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(n)	The following table represents the individual short positions within the custom equity basket swap as of February 28, 2022:

Shares	Description	% of Equity Basket	Value ($)

3,094,000	Alibaba Health Information Technology Ltd	3.7%	2,166,517

14,570,000	Alibaba Pictures Group Ltd	2.5%	1,456,698

10,923,000	China Molybdenum Co Ltd – Class H	11.1%	6,574,583

716,000	China Resources Beer Holdings Co Ltd	9.6%	5,677,452

913,500	Citic Securities Co Ltd – Class H	3.7%	2,213,138

968,000	Cosco Shipping Holdings Co –Class H	3.3%	1,956,546

39,000	Country Garden Services Holdings Co Ltd	0.4%	233,296

277,200	Ganfeng Lithium Co Ltd – Class H	8.0%	4,704,692

2,610,000	Greentown Service Group Co Ltd	4.4%	2,621,804

132,100	Hong Kong Exchanges and Clearing Ltd	10.8%	6,401,124

2,291,000	Kingdee International Software Group Co Lt	9.6%	5,662,531

576,000	New World Development Co Ltd	3.9%	2,303,793

2,524,000	Sands China Ltd	11.3%	6,657,002

2,511,000	Weimob Inc	2.8%	1,660,659

5,912,000	Zijin Mining Group Co Ltd –Class H	14.9%	8,774,480

	TOTAL COMMON STOCKS		$59,064,315

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

102	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Developed Equity Allocation Fund returned +2.88% (net) for the fiscal year ended February 28, 2022, as compared with +2.83% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to hold a broadly 9% position in emerging markets, initially in broad emerging markets and laterally in emerging ex-China, detracted from performance relative to the benchmark. We believed that emerging markets were trading at very preferential valuations but, unfortunately, regulatory actions in China and the Russian invasion of Ukraine proved extremely detrimental. Security selection in developed markets was strong. Outperformance of the Value style undoubtedly provided a decent tailwind, although this was partly offset by being overweight to Japan, which was the laggard within developed equities. The performance challenge from being overweight emerging markets was exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

104

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Developed Equity Allocation Fund Class III Shares and the MSCI EAFE Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III and R6 the gross expense ratio of 0.65% and 0.65%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.62% and 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.9%
Short-Term Investments	4.0
Preferred Stocks	0.7
Investment Funds	0.0 ^
Other	(3.6)

100.0%

Country/Region Summary¤	% of Investments
Japan	27.9%
United Kingdom	14.8
France	8.3
Netherlands	6.4
Germany	5.8
Switzerland	5.6
Spain	4.0
Singapore	3.9
Norway	3.8
Australia	3.4
Italy	3.0
Other Emerging	2.7 †
Taiwan	2.6
Other Developed	2.6 ‡
Hong Kong	2.0
Korea	1.7
Belgium	1.5

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

106

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,003,748	GMO Emerging Markets ex-China Fund, Class VI	16,722,440

8,895,848	GMO International Equity Fund, Class IV	204,248,674

483,023	GMO-Usonian Japan Value Creation Fund, Class VI	9,520,380

	TOTAL MUTUAL FUNDS (COST $235,083,070)	230,491,494

	Money Market Funds — 0.0%

80,822	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	80,822

	TOTAL SHORT-TERM INVESTMENTS (COST $80,822)	80,822

	TOTAL INVESTMENTS — 100.0% (Cost $235,163,892)	230,572,316

	Other Assets and Liabilities (net) — 0.00%	3,801

	TOTAL NET ASSETS — 100.0%	$230,576,117

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

See accompanying notes to the financial statements.	107

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Equity Allocation Fund returned -3.37% (net) for the fiscal year ended February 28, 2022, compared to -0.40% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s overweight to emerging markets detracted from performance relative to the benchmark as the MSCI Emerging Markets Index stumbled to a -10.7% return. We believed that emerging markets were trading at very preferential valuations but, unfortunately, regulatory actions in China and the Russian invasion of Ukraine proved extremely detrimental. Security selection in developed markets was strong. Outperformance of the Value style undoubtedly provided a decent tailwind, although this was partly offset by being overweight to Japan, which was the laggard within developed equities. The performance challenge from being overweight emerging markets was exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

108

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Allocation Fund Class III Shares and the MSCI ACWI ex USA

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III and R6 the gross expense ratio of 0.67% and 0.67%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 0.65% and 0.65% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.4%
Short-Term Investments	3.2
Preferred Stocks	2.1
Investment Funds	0.5
Debt Obligations	0.1
Futures Contracts	(0.1)
Other	(2.2)

100.0%

Country/Region Summary¤	% of Investments
Japan	19.6%
United Kingdom	9.9
Taiwan	9.8
China	8.5
Korea	6.0
France	5.5
Netherlands	4.2
Germany	3.9
Switzerland	3.7
Singapore	2.9
Other Developed	2.9 ‡
Other Emerging	2.9 †
Spain	2.6
India	2.6
Russia	2.6
Norway	2.5
Mexico	2.3
Australia	2.2
Italy	2.0
Brazil	1.8
Hong Kong	1.6

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

110

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

3,086,191	GMO Emerging Markets ex-China Fund, Class VI	51,415,947

6,601,991	GMO Emerging Markets Fund, Class VI	195,154,856

17,602,904	GMO International Equity Fund, Class IV	404,162,685

1,432,858	GMO-Usonian Japan Value Creation Fund, Class VI	28,241,638

	TOTAL MUTUAL FUNDS (COST $696,780,270)	678,975,126

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

110,766	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (a)	110,766

	TOTAL SHORT-TERM INVESTMENTS (COST $110,766)	110,766

	TOTAL INVESTMENTS — 100.0% (Cost $696,891,036)	679,085,892

	Other Assets and Liabilities (net) — 0.00%	231,448

	TOTAL NET ASSETS — 100.0%	$679,317,340

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 28, 2022.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

See accompanying notes to the financial statements.	111

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Global Macro team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO SGM Major Markets Fund returned -2.00% (net) for the fiscal year ended February 28, 2022, as compared with +0.05% for the FTSE 3-Month Treasury Bill Index.

The Fund added value from commodity and fixed income positions, while equities and currencies detracted value. The year saw a period of strong economic recovery from the Covid pandemic, but that also brought with it the issues of higher inflation and the prospect of higher interest rates. With this, we saw many assets rally over the beginning of the period, only then to later stall and face headwinds.

Commodities were the main positive contributor through the year. Major gains came from being long energy, and long commodities in general. Fixed income also added value, mainly through long Australian and short European positions.

Currencies and equities detracted over the period. Currencies were a detractor, primarily due to long euro positions. Equity positions were marginally negative, with losses from long emerging market positions offsetting gains from long European positions.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

112

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO SGM Major Markets Fund Class III Shares, the FTSE 3-Month Treasury Bill +++ Index* and the FTSE 3-Month Treasury Bill Index

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited. Performance for classes may vary due to different fees.

*

The FTSE 3-Month Treasury Bill +++ Index is a composite benchmark computed by GMO and comprised of 50% Bloomberg Commodity Total Return Index (formerly the Dow Jones-UBS Commodity Index) and 50% J.P. Morgan U.S. 3 Month Cash Index through October 3, 2011 and the FTSE 3-Month Treasury Bill Index thereafter.

For Class III, VI and I the gross expense ratio of 1.08%, 0.98% and 1.23%, respectively, is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Classes listed above, the corresponding net expense ratio of 1.01%, 0.91% and 1.11% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	87.8%
Short-Term Investments	14.8
Forward Currency Contracts	(0.1)
Swap Contracts	(0.3)
Futures Contracts	(0.6)#
Other	(1.6)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The exposure the Fund has to futures contracts based on notional amounts is 12.6% of net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

114

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 87.8%

	United States — 87.8%

	U.S. Government — 87.8%

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 0.39%, due 04/30/23	30,010,013

33,900,000	U.S. Treasury Note, 0.13%, due 12/31/22 (a)	33,653,695

20,000,000	U.S. Treasury Note, 0.13%, due 01/31/23	19,828,125

60,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 0.41%, due 01/31/23 (a) (b)	60,024,218

35,000,000	U.S. Treasury Note, 0.13%, due 03/31/23	34,613,086

31,000,000	U.S. Treasury Note, 0.13%, due 06/30/23	30,536,211

20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.40%, due 10/31/23 (b)	20,036,106

	Total U.S. Government	228,701,454

	Total United States	228,701,454

	TOTAL DEBT OBLIGATIONS (COST $229,805,660)	228,701,454

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 14.8%

	Money Market Funds — 2.9%

6,558,736	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (c)	6,558,736

847,313	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.01% (a)	847,313

	Total Money Market Funds	7,406,049

	U.S. Government — 11.9%

250,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (d)	249,410

5,750,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (d)	5,732,713

5,840,000	U.S. Treasury Bill, 0.73%, due 11/03/22 (a) (d)	5,811,251

19,250,000	U.S. Treasury Bill, 0.63%, due 12/01/22 (a) (d)	19,158,462

	Total U.S. Government	30,951,836

	TOTAL SHORT-TERM INVESTMENTS (COST $38,430,823)	38,357,885

	TOTAL INVESTMENTS — 102.6% (Cost $268,236,483)	267,059,339

	Other Assets and Liabilities (net) — (2.6%)	(6,668,439)

	TOTAL NET ASSETS — 100.0%	$260,390,900

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/18/2022	MSCI	AUD	21,901,621	USD	15,999,087	88,358
03/18/2022	SSB	AUD	1,373,739	USD	977,716	(20,255)
03/25/2022	MSCI	CAD	17,454,889	USD	13,813,116	40,470
04/25/2022	JPM	CAD	17,000,000	USD	13,450,431	36,232
04/25/2022	SSB	CAD	2,651,069	USD	2,095,959	4,078
03/28/2022	UBSA	CHF	5,714,212	USD	6,242,312	4,172
03/18/2022	JPM	EUR	1,571,976	USD	1,779,445	15,732
03/21/2022	JPM	EUR	1,235,632	USD	1,401,516	14,993
03/21/2022	MSCI	EUR	1,891,643	USD	2,153,144	30,501
03/21/2022	SSB	EUR	1,277,739	USD	1,444,568	10,797
03/21/2022	SSB	GBP	3,036,060	USD	4,127,357	53,792
03/07/2022	MSCI	JPY	121,345,896	USD	1,057,103	1,511
03/07/2022	SSB	JPY	72,004,054	USD	625,985	(380)
03/18/2022	DB	USD	271,264	AUD	380,027	4,812
03/18/2022	GS	USD	271,168	AUD	380,026	4,907
03/25/2022	JPM	USD	114,479	CAD	145,801	564
03/25/2022	SSB	USD	95,858	CAD	121,802	248
03/18/2022	BCLY	USD	306,311	EUR	266,903	(6,853)
03/18/2022	UBSA	USD	2,080,929	EUR	1,811,020	(49,015)
03/21/2022	UBSA	USD	20,178,316	EUR	17,780,085	(226,999)
03/28/2022	BCLY	USD	9,972,986	EUR	8,818,370	(74,795)
04/26/2022	MSCI	USD	13,309,420	EUR	11,756,014	(100,051)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/21/2022	BCLY	USD	883,737	GBP	653,311	(7,172)
03/07/2022	DB	USD	17,109,312	JPY	1,959,298,510	(65,317)
04/04/2022	MSCI	USD	17,017,236	JPY	1,950,000,000	(42,699)
05/09/2022	SSB	USD	17,027,177	JPY	1,950,000,000	(39,826)
05/09/2022	UBSA	USD	1,725,370	JPY	198,964,380	7,900
03/18/2022	GS	USD	1,358,753	NZD	2,008,031	(386)
03/18/2022	SSB	USD	1,101,957	NZD	1,652,036	15,591

						$(299,090)

See accompanying notes to the financial statements.	115

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2022

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
39	Australian Government Bond 10 Yr.	March 2022	3,810,661	(134,891)
138	CAC40 10 Euro	March 2022	10,219,567	(532,466)
8	Canadian Government Bond 10 Yr.	June 2022	862,611	5,857
45	Corn (a)	May 2022	1,554,188	113,284
78	DAX Index	March 2022	31,478,194	(2,511,716)
266	FTSE 100 Index	March 2022	26,457,664	618,470
105	Hang Seng Index	March 2022	15,233,233	(622,222)
884	Mini MSCI Emerging Markets	March 2022	51,957,100	(2,378,182)
22	MSCI Singapore	March 2022	541,561	(16,788)
10	S&P/TSX 60	March 2022	2,012,465	(21,074)
76	Silver (a)	May 2022	9,259,080	413,582
64	WTI Crude (a)	March 2022	6,126,080	415,258

			$159,512,404	$(4,650,888)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
301	E-mini Russell 2000 Index	March 2022	30,769,725	1,983,506
123	Euro Bund	March 2022	23,037,107	868,499
69	FTSE Taiwan Index	March 2022	4,300,823	50,038
5	Gold 100 OZ (a)	April 2022	950,350	(40,660)
118	S&P 500 E-Mini	March 2022	25,771,200	(307,964)
24	Soybean (a)	May 2022	1,964,100	(51,084)
6	SPI 200 Futures	March 2022	767,566	23,908
92	TOPIX Index	March 2022	15,156,520	621,449
75	U.S. Treasury Note 10 Yr. (CBT)	June 2022	9,557,812	(72,198)
87	UK Gilt Long Bond	June 2022	14,364,732	(70,227)

			$126,639,935	$3,005,267

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month Federal Funds Rate plus 0.10%	Total Return on MSCI World Daily Total Return Net Growth Index	GS	USD	9,129,675	05/06/2022	Monthly	—	(361,352)	(361,352)
1 Month Federal Funds Rate plus 0.09%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	10,591,553	05/12/2022	Monthly	—	(372,604)	(372,604)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.10%	UBSA	USD	9,926,951	05/12/2022	Monthly	—	59,275	59,275
1 Month Federal Funds Rate plus 0.05%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	9,980,132	05/20/2022	Monthly	—	(350,940)	(350,940)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.05%	UBSA	USD	9,202,795	05/20/2022	Monthly	—	54,772	54,772
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	8,560,714	06/06/2022	Monthly	—	239,508	239,508

							$—	$(731,341)	$(731,341)

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

116	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Strategic Opportunities Allocation Fund returned +3.57% (net) for the fiscal year ended February 28, 2022, as compared with +7.36% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)).

The Fund’s equity weight is not that different from the benchmark, so this had minimal effect on relative performance. There was a tremendous spread in returns across risk assets with, for example, the S&P 500 Index returning 16.4% while the MSCI Emerging Markets Index faltered to a -10.7% return. Our equity positions were biased towards emerging markets and away from the U.S. and therefore performed poorly. We believed that emerging markets were trading at very preferential valuations, but regulatory actions in China and the Russian invasion of Ukraine proved extremely challenging. The disappointing returns suffered by the equity book were exacerbated by security selection within emerging markets, as we were meaningfully overweight Russia. The underweighting to fixed income was additive to performance as the -2.6% posted by the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) was well behind the blended benchmark. Alternative assets, invested in the Equity Dislocation Strategy which is long cheap Value stocks and short expensive Growth stocks, enjoyed an excellent year.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

118

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Strategic Opportunities Allocation Fund Class III Shares, the GMO Strategic Opportunities Allocation Index*, the MSCI World Index and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)

As of February 28, 2022

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2022. All information is unaudited.

*	The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For Class III the gross expense ratio of 0.57% is equal to the Fund’s Total Annual Operating Expenses set forth in the Fund’s most recent prospectus dated June 30, 2021. For the Class listed above, the net expense ratio of 0.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2022. Elimination of this reimbursement will result in higher fees and lower performance.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 28, 2022 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	92.4%
Debt Obligations	15.5
Short-Term Investments	14.3
Preferred Stocks	1.4
Investment Funds	0.2
Swap Contracts	0.1
Loan Assignments	0.1
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.0	)^
Securities Sold Short	(19.2)
Other	(4.8)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	3.3	%†
United States	2.7
Other Developed	0.4	‡
Euro Region	(0.1	)#

	6.3%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	21.3%
Japan	12.4
Taiwan	5.6
China	4.8
Other Developed	4.6	‡
United Kingdom	4.3
South Korea	3.3
France	2.2
Netherlands	1.8
India	1.6
Mexico	1.6
Australia	1.5
Other Emerging	1.5	†
Hong Kong	1.4
Brazil	1.3
Russia	1.3
Germany	1.1
Norway	1.1
Spain	1.1
Switzerland	1.0

	74.8%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

120

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	COMMON STOCKS — 41.0%

	Australia — 1.4%

19,065	Aurizon Holdings Ltd (a)	48,633

34,691	Australian Pharmaceutical Industries Ltd (a)	38,598

30,249	Beach Energy Ltd	33,694

44,000	BlueScope Steel Ltd	651,545

16,614	Brambles Ltd (a)	119,666

28,656	Dexus (REIT) (a)	226,840

40,047	Fortescue Metals Group Ltd (a)	533,519

22,136	Genworth Mortgage Insurance Australia Ltd	48,287

58,230	GPT Group (The) (REIT) (a)	207,769

9,987	GrainCorp Ltd – Class A	61,084

859	JB Hi-Fi Ltd	30,898

4,640	McMillan Shakespeare Ltd	40,556

38,140	Metcash Ltd	114,440

4,342	Mineral Resources Ltd	144,791

114,039	Mirvac Group (REIT) (a)	212,673

3,552	Rio Tinto Ltd (a)	306,314

15,242	Sandfire Resources Ltd	75,142

72,165	Scentre Group (REIT) (a)	160,322

67,231	Stockland (REIT) (a)	203,434

3,919	Super Retail Group Ltd	31,496

	Total Australia	3,289,701

	Austria — 0.0%

830	Raiffeisen Bank International AG	13,525

	Belgium — 0.4%

476	Ackermans & van Haaren NV	88,857

8,370	Ageas SA/NV	402,649

1,493	Bekaert SA	64,958

594	D’ieteren Group (a)	95,958

1,288	Proximus SADP	25,606

243	Sofina SA	94,370

2,613	UCB SA	285,174

76	VGP NV (a)	19,406

	Total Belgium	1,076,978

	Brazil — 0.1%

13,400	Petroleo Brasileiro SA Sponsored ADR (a)	191,486

4,255	Vale SA	78,946

	Total Brazil	270,432

	Canada — 1.3%

5,570	Brookfield Asset Management Inc – Class A (a)	304,345

5,900	Canaccord Genuity Group Inc	60,094

4,700	Canadian Apartment Properties (REIT) (a)	195,639

2,000	Canadian Tire Corp Ltd – Class A (a)	294,864

2,300	Canadian Western Bank	67,340

Shares	Description	Value ($)

	Canada — continued

5,000	Canfor Corp *	113,175

8,358	Celestica Inc *	99,373

700	Cogeco Inc	43,320

10,400	Corus Entertainment Inc – Class B	41,682

4,300	Finning International Inc	125,116

2,100	iA Financial Corp Inc	124,774

1,100	Imperial Oil Ltd (a)	49,372

1,500	Interfor Corp	45,692

1,300	Linamar Corp	67,887

2,900	Magna International Inc	215,458

3,900	Nutrien Ltd (a)	335,361

700	Onex Corp	47,009

4,500	Parex Resources Inc	99,231

1,000	Power Corp of Canada	30,840

5,000	PrairieSky Royalty Ltd	67,613

4,200	Quebecor Inc – Class B (a)	91,853

2,800	RioCan Real Estate Investment Trust (REIT) (a)	55,492

900	Russel Metals Inc	22,296

1,300	Teck Resources Ltd – Class B	46,810

3,000	Topaz Energy Corp	47,006

2,800	West Fraser Timber Co Ltd	279,492

	Total Canada	2,971,134

	China — 1.3%

42,000	Agile Group Holdings Ltd	19,136

9,804	Alibaba Group Holding Ltd *	129,059

1,300	Autohome Inc ADR (a)	39,767

383,000	Bank of Communications Co Ltd – Class H	262,558

22,000	Beijing Enterprises Holdings Ltd	75,207

20,000	China Aoyuan Group Ltd	3,334

138,000	China Communications Services Corp Ltd – Class H	75,710

120,000	China Overseas Land & Investment Ltd	366,380

407,000	China Railway Group Ltd – Class H	238,972

286,000	China Zhongwang Holdings Ltd * (b)	61,485

158,000	CITIC Ltd	184,374

224,000	Dongfeng Motor Group Co Ltd – Class H	192,803

32,000	Fosun International Ltd	34,720

189,200	Guangzhou R&F Properties Co Ltd – Class H	80,542

11,200	Haier Smart Home Co Ltd – Class H	39,246

27,500	Hello Group Inc Sponsored ADR	262,075

128	JD.com Inc – Class A *	4,572

17,500	Kingboard Holdings Ltd	81,868

28,000	Seazen Group Ltd *	14,774

40,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	73,647

154,000	Shimao Group Holdings Ltd	92,415

73,200	Sinopharm Group Co Ltd – Class H	177,450

152,000	Skyworth Group Ltd *	85,869

148,000	Sunac China Holdings Ltd	120,975

See accompanying notes to the financial statements.	121

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	China — continued

2,701	Tencent Holdings Ltd	145,749

14,500	Vipshop Holdings Ltd ADR *	125,715

353,585	Yuzhou Group Holdings Co Ltd	28,092

	Total China	3,016,494

	Denmark — 0.5%

46	AP Moller – Maersk A/S – Class A (a)	137,930

88	AP Moller – Maersk A/S – Class B (a)	278,389

394	Carlsberg A/S – Class B (a)	57,780

20,531	Danske Bank A/S	347,754

2,723	Pandora A/S	278,828

3,387	Scandinavian Tobacco Group A/S	76,378

	Total Denmark	1,177,059

	Finland — 0.2%

4,227	Neste Oyj	164,830

57,326	Nokia Oyj *	309,981

16,345	Outokumpu Oyj *	96,348

	Total Finland	571,159

	France — 1.4%

3,743	ALD SA (a)	52,247

3,122	APERAM SA	174,807

10,159	ArcelorMittal SA	315,220

4,609	BNP Paribas SA	267,435

4,068	Coface SA	54,111

7,253	Derichebourg SA	75,356

1,951	Ipsen SA	227,018

1,905	IPSOS (a)	90,788

301	Kering SA (a)	208,784

384	LVMH Moet Hennessy Louis Vuitton SE (a)	282,203

4,198	Metropole Television SA (a)	83,209

409	Nexity SA	16,122

8,722	Publicis Groupe SA (a)	578,842

2,705	Quadient SA	49,455

2,882	Safran SA (a)	366,438

1,103	Societe BIC SA	58,202

9,903	Societe Generale SA	280,032

8,502	Television Francaise 1 (a)	83,926

	Total France	3,264,195

	Germany — 0.9%

1,436	ADVA Optical Networking SE *	24,313

5,775	Bayer AG (Registered) (a)	333,581

2,373	Bayerische Motoren Werke AG	228,537

1,921	Beiersdorf AG (a)	194,728

374	Covestro AG	19,779

3,942	Deutsche Pfandbriefbank AG	42,746

182	Draegerwerk AG & Co KGaA (a)	9,549

4,683	Fresenius SE & Co KGaA (a)	163,400

Shares	Description	Value ($)

	Germany — continued

4,100	HeidelbergCement AG	266,036

368	Hornbach Holding AG & Co KGaA	48,203

9,298	Kloeckner & Co SE *	125,787

4,069	Mercedes-Benz Group AG (a)	317,868

1,855	Salzgitter AG *	81,029

1,540	SAP SE (a)	173,718

	Total Germany	2,029,274

	Hong Kong — 0.8%

15,300	ASM Pacific Technology Ltd (a)	167,857

13,200	Bank of East Asia Ltd (The)	22,251

12,000	Chow Sang Sang Holdings International Ltd	16,842

122,000	CITIC Telecom International Holdings Ltd	43,420

50,500	CK Hutchison Holdings Ltd (a)	354,059

7,200	Dah Sing Financial Holdings Ltd	23,316

224,000	First Pacific Co Ltd	87,691

20,323	Galaxy Entertainment Group Ltd *	113,346

21,000	HK Electric Investments & HK Electric Investments Ltd (a)	20,720

70,000	HKT Trust & HKT Ltd	94,455

26,000	Johnson Electric Holdings Ltd	43,293

40,000	K Wah International Holdings Ltd	15,182

49,500	Kerry Properties Ltd (a)	135,639

85,000	Pacific Textiles Holdings Ltd	41,238

160,000	PCCW Ltd	89,511

32,500	Power Assets Holdings Ltd (a)	204,832

60,000	Shun Tak Holdings Ltd *	15,333

34,000	Sun Hung Kai & Co Ltd	17,261

12,500	Swire Pacific Ltd – Class A (a)	69,078

64,000	VSTECS Holdings Ltd	65,798

12,000	VTech Holdings Ltd	98,654

189,500	WH Group Ltd	132,342

47,000	Yue Yuen Industrial Holdings Ltd *	79,424

	Total Hong Kong	1,951,542

	India — 0.4%

18,123	Hindustan Petroleum Corp Ltd	65,928

54,302	Indiabulls Housing Finance Ltd	109,103

59,298	NTPC Ltd	105,598

179,816	Oil & Natural Gas Corp Ltd	386,679

86,044	REC Ltd	140,334

14,463	Tata Steel Ltd	236,260

	Total India	1,043,902

	Ireland — 0.5%

13,545	AIB Group Plc *	35,736

52,388	Bank of Ireland Group Plc *	347,607

5,092	Glanbia Plc	71,283

44,520	Hibernia REIT Plc	58,114

6,929	Origin Enterprises Plc	28,054

122	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Ireland — continued

15,024	Ryanair Holdings Plc *	260,490

325	Ryanair Holdings Plc Sponsored ADR * (a)	32,406

7,081	Smurfit Kappa Group Plc	353,641

	Total Ireland	1,187,331

	Israel — 0.4%

26,873	Bank Leumi Le-Israel BM	291,113

2,400	Check Point Software Technologies Ltd *	347,712

1,719	First International Bank of Israel Ltd	73,944

8,519	Isracard Ltd	44,711

33,700	Teva Pharmaceutical Industries Ltd Sponsored ADR *	273,981

	Total Israel	1,031,461

	Italy — 0.9%

2,000	ACEA SPA (a)	37,982

2,745	Ascopiave SPA (a)	10,762

2,303	Azimut Holding SPA	54,953

2,511	Banca IFIS SPA	52,993

3,249	Credito Emiliano SPA	23,331

10,212	EXOR NV	773,718

30,261	Italgas SPA (a)	195,335

1,208	La Doria SPA	22,266

25,257	Leonardo SPA *	225,163

17,269	Poste Italiane SPA	198,067

321,360	Telecom Italia SPA	135,018

301,464	Telecom Italia SPA – RSP	125,188

43,953	Unipol Gruppo SPA	223,021

	Total Italy	2,077,797

	Japan — 11.4%

1,500	ADEKA Corp	34,788

3,700	Aeon Delight Co Ltd	96,064

20,500	Aeon Mall Co Ltd (a)	288,272

10,800	AGC Inc (a)	479,115

2,700	Aisin Corp	98,345

5,100	Amano Corp	99,983

400	Arata Corp	13,943

2,300	Arcland Sakamoto Co Ltd	31,477

9,300	Arcs Co Ltd	176,134

36,900	Asahi Kasei Corp	346,300

9,300	Astellas Pharma Inc (a)	155,163

11,300	Brother Industries Ltd	205,670

1,400	Calbee Inc	31,480

1,900	Canon Marketing Japan Inc	39,711

20,700	Chugoku Marine Paints Ltd	165,899

7,000	Citizen Watch Co Ltd	30,493

9,700	Dai Nippon Printing Co Ltd	253,215

200	Dai Nippon Toryo Co Ltd	1,415

2,500	Daihen Corp	94,122

Shares	Description	Value ($)

	Japan — continued

300	Daiichi Jitsugyo Co Ltd	11,409

600	Daishi Hokuetsu Financial Group Inc	13,878

7,800	Daiwa House Industry Co Ltd (a)	221,210

32,600	Daiwabo Holdings Co Ltd	504,627

10,200	Denka Co Ltd	313,269

200	Eizo Corp	6,427

7,700	Electric Power Development Co Ltd (a)	122,170

700	ESPEC Corp	12,608

19,100	EXEO Group Inc	397,592

4,200	Ezaki Glico Co Ltd	143,280

12,200	Fuji Corp	248,092

1,200	Fuji Electric Co Ltd	61,742

1,900	Hanwa Co Ltd	55,266

24,300	Haseko Corp	310,187

2,900	Hazama Ando Corp	23,359

7,300	Hogy Medical Co Ltd (a)	212,884

19,900	Honda Motor Co Ltd (a)	604,580

2,900	Idemitsu Kosan Co Ltd	77,739

8,800	Iida Group Holdings Co Ltd	163,320

11,300	Inabata & Co Ltd	228,199

62,900	Inpex Corp	648,343

11,400	Isuzu Motors Ltd	154,180

13,200	ITOCHU Corp (a)	430,169

2,100	Itochu Enex Co Ltd	19,110

5,300	Itoham Yonekyu Holdings Inc	31,848

1,500	Jaccs Co Ltd	42,362

16,500	JFE Holdings Inc	245,645

1,700	Juroku Financial Group Inc	36,007

28,900	JVCKenwood Corp	46,661

37,500	K’s Holdings Corp	406,350

27,300	Kajima Corp	367,417

200	Kanamoto Co Ltd	3,963

4,800	Kandenko Co Ltd	36,499

800	Kaneka Corp	26,167

20,700	Kanematsu Corp	252,722

500	Kanematsu Electronics Ltd (a)	17,032

14,700	KDDI Corp (a)	478,356

4,500	Kinden Corp	63,822

19,000	Kirin Holdings Co Ltd (a)	315,884

600	Kissei Pharmaceutical Co Ltd	12,683

800	Kohnan Shoji Co Ltd	25,440

3,100	Kokuyo Co Ltd	43,459

2,900	Komeri Co Ltd	71,306

13,100	Konoike Transport Co Ltd (a)	137,006

700	Kumagai Gumi Co Ltd	17,597

10,800	Kyudenko Corp	289,945

16,700	Macromill Inc	164,101

18,300	Mandom Corp	219,446

12,200	Maruichi Steel Tube Ltd	302,799

400	Maruzen Showa Unyu Co Ltd (a)	11,132

See accompanying notes to the financial statements.	123

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Japan — continued

17,500	Maxell Ltd	180,269

2,100	MEIJI Holdings Co Ltd	126,038

800	Mirait Holdings Corp	13,596

8,600	Mitsubishi Corp (a)	289,164

1,900	Mitsubishi UFJ Financial Group Inc (a)	11,664

700	Mitsuboshi Belting Ltd	13,195

4,000	Mitsui Chemicals Inc	102,258

900	Mitsui DM Sugar Holdings Co Ltd	16,066

800	Mixi Inc (a)	15,561

9,300	Morinaga & Co Ltd	302,584

7,800	MS&AD Insurance Group Holdings Inc	263,926

7,700	NEC Corp (a)	333,145

3,000	NEC Networks & System Integration Corp (a)	46,127

1,600	NGK Insulators Ltd	24,848

11,000	NH Foods Ltd	412,860

1,100	Nichiha Corp	24,777

10,000	Nikon Corp	104,528

1,100	Nippon Soda Co Ltd	32,225

15,400	Nippon Steel Corp (a)	281,958

200	Nippon Steel Trading Corp	9,487

10,700	Nippon Suisan Kaisha Ltd	50,668

13,500	Nippon Telegraph & Telephone Corp (a)	388,002

8,500	Nippon Television Holdings Inc (a)	97,239

1,900	Nojima Corp	42,201

2,500	Nomura Real Estate Holdings Inc (a)	62,247

44,700	Obayashi Corp	374,273

3,400	Okamura Corp	35,033

2,800	Organo Corp	199,298

10,700	ORIX Corp (a)	212,107

4,800	Osaka Gas Co Ltd (a)	87,846

400	Osaka Soda Co Ltd	10,945

18,400	Pacific Industrial Co Ltd	163,120

16,300	Penta-Ocean Construction Co Ltd	85,802

1,400	Proto Corp	14,090

1,000	Raito Kogyo Co Ltd	17,038

1,400	Raiznext Corp	13,862

10,900	Resona Holdings Inc	48,748

1,200	Rohm Co Ltd (a)	95,704

3,200	San-A Co Ltd	118,816

1,600	San-Ai Oil Co Ltd	13,303

3,100	Sanki Engineering Co Ltd	40,229

8,300	Sankyu Inc (a)	287,785

1,700	Sanwa Holdings Corp	18,999

5,600	Sawai Group Holdings Co Ltd	222,559

4,600	Secom Co Ltd (a)	337,853

12,400	Sega Sammy Holdings Inc	226,168

7,300	Seiko Epson Corp	112,277

19,600	Sekisui House Ltd	399,606

400	Sekisui Jushi Corp	6,677

2,400	Shimamura Co Ltd	217,704

Shares	Description	Value ($)

	Japan — continued

33,200	Shimizu Corp	219,756

1,100	Shizuoka Gas Co Ltd (a)	8,304

1,100	Sinko Industries Ltd	16,649

33,400	SKY Perfect JSAT Holdings Inc (a)	125,598

16,940	Sojitz Corp	279,799

15,400	Stanley Electric Co Ltd	365,947

9,600	Subaru Corp	157,448

133,600	Sumitomo Chemical Co Ltd	637,837

9,900	Sumitomo Corp (a)	161,524

25,800	Sumitomo Dainippon Pharma Co Ltd	283,147

1,600	Sumitomo Electric Industries Ltd	21,240

19,400	Sumitomo Forestry Co Ltd	374,100

1,100	Sumitomo Heavy Industries Ltd	26,654

11,700	Sumitomo Mitsui Financial Group Inc	414,908

10,500	Sumitomo Mitsui Trust Holdings Inc	373,086

400	Sumitomo Seika Chemicals Co Ltd	11,384

1,400	Suzuki Motor Corp	55,745

24,600	T&D Holdings Inc	357,277

12,000	Tachi-S Co Ltd	117,482

8,800	Taisei Corp	292,613

8,200	Takara Holdings Inc	81,474

5,700	Takara Leben Co Ltd	15,583

17,500	Takuma Co Ltd	222,404

1,900	Tamron Co Ltd	39,046

27,200	Teijin Ltd	327,213

9,200	THK Co Ltd	211,352

11,500	Toho Holdings Co Ltd (a)	189,210

23,700	Tokai Carbon Co Ltd	227,479

107,400	Tokyo Electric Power Co Holdings Inc * (a)	337,128

14,100	Tokyo Gas Co Ltd (a)	287,193

7,700	Tokyo Seimitsu Co Ltd	320,607

5,000	Tokyu Construction Co Ltd	30,991

19,700	Toppan Inc	388,175

16,200	Toray Industries Inc	92,384

17,100	Tosei Corp	162,963

19,800	Tosoh Corp	307,258

1,200	Totetsu Kogyo Co Ltd	26,204

900	Towa Pharmaceutical Co Ltd	23,323

3,300	Toyo Construction Co Ltd	17,195

5,800	Toyota Boshoku Corp	106,140

3,700	Toyota Industries Corp (a)	281,426

5,000	Tsumura & Co	138,874

1,700	TV Asahi Holdings Corp (a)	23,235

3,500	Ulvac Inc	174,697

2,000	YAMABIKO Corp	23,163

3,800	Yamaha Motor Co Ltd	85,422

2,000	Yamazen Corp	17,926

2,200	Yellow Hat Ltd	31,236

8,100	Yokogawa Bridge Holdings Corp	147,964

4,100	Yokohama Rubber Co Ltd (The)	57,484

124	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Japan — continued

600	Yuasa Trading Co Ltd	15,607

7,700	Zenkoku Hosho Co Ltd	323,805

	Total Japan	26,930,012

	Malaysia — 0.0%

56,800	Top Glove Corp Bhd	27,721

	Malta — 0.0%

125,500	BGP Holdings Plc * (c)	—

	Mexico — 0.3%

39,619	Fomento Economico Mexicano SAB de CV	318,349

78,208	Grupo Mexico SAB de CV – Series B	399,498

	Total Mexico	717,847

	Netherlands — 1.2%

29,043	ABN AMRO Bank NV CVA GDR	386,482

50,971	Aegon NV	251,786

3,600	AerCap Holdings NV *	195,948

16,947	ING Groep NV	197,915

8,521	JDE Peet’s NV	279,738

11,228	Koninklijke Ahold Delhaize NV (a)	345,398

6,070	Koninklijke BAM Groep NV *	17,077

9,632	NN Group NV	462,287

1,035	Prosus NV *	64,255

5,892	Randstad NV	401,532

2,918	Signify NV	149,267

	Total Netherlands	2,751,685

	New Zealand — 0.1%

7,740	Auckland International Airport Ltd * (a)	37,477

46,553	Meridian Energy Ltd (a)	158,052

14,108	Spark New Zealand Ltd	43,316

	Total New Zealand	238,845

	Norway — 0.5%

1,169	Austevoll Seafood ASA	16,506

12,647	Europris ASA	80,673

2,233	Kongsberg Gruppen ASA	78,756

55,121	Norsk Hydro ASA	523,434

27,005	Orkla ASA	252,966

2,138	Sbanken ASA	22,134

3,519	SpareBank 1 Nord Norge	43,055

3,239	SpareBank 1 SMN	53,524

8,038	SpareBank 1 SR-Bank ASA	119,105

	Total Norway	1,190,153

	Portugal — 0.2%

13,312	CTT – Correios de Portugal SA	64,485

14,726	Galp Energia SGPS SA	163,007

Shares	Description	Value ($)

	Portugal — continued

9,241	Navigator Co SA (The)	33,021

16,961	NOS SGPS SA	65,298

98,476	Sonae SGPS SA	107,188

	Total Portugal	432,999

	Russia — 0.0%

2,505	LUKOIL PJSC Sponsored ADR	46,986

541	Novatek PJSC Sponsored GDR (Registered)	20,840

	Total Russia	67,826

	Singapore — 0.4%

36,800	Ascendas Real Estate Investment Trust (REIT)	75,456

2,100	Capitaland Investment Ltd *	5,755

53,400	ComfortDelGro Corp Ltd	55,779

222,800	Golden Agri-Resources Ltd	47,110

27,900	Japfa Ltd	12,200

8,400	Jardine Cycle & Carriage Ltd	135,665

27,900	Keppel Corp Ltd	124,209

48,600	StarHub Ltd	44,921

388,900	Yangzijiang Shipbuilding Holdings Ltd	397,825

35,100	Yanlord Land Group Ltd	31,266

	Total Singapore	930,186

	South Africa — 0.1%

16,368	Bidvest Group Ltd (The)	224,263

	South Korea — 0.1%

4,164	Kia Corp	258,148

137	POSCO	32,596

600	POSCO Sponsored ADR	35,592

	Total South Korea	326,336

	Spain — 1.0%

27,967	Acerinox SA	355,564

4,595	ACS Actividades de Construccion y Servicios SA	111,661

3,853	Amadeus IT Group SA * (a)	254,208

7,772	Atresmedia Corp de Medios de Comunicacion SA	33,594

58,662	Banco Bilbao Vizcaya Argentaria SA	348,084

236,551	Banco de Sabadell SA *	204,539

100,175	Banco Santander SA	333,584

11,787	Bankinter SA	66,931

4,606	Cia de Distribucion Integral Logista Holdings SA(a)	83,652

3,874	Faes Farma SA	14,819

721	Grupo Catalana Occidente SA	23,241

6,898	Industria de Diseno Textil SA (a)	179,940

15,553	Mediaset Espana Comunicacion SA * (a)	79,787

1,258	Red Electrica Corp SA (a)	24,922

See accompanying notes to the financial statements.	125

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Spain — continued

12,427	Repsol SA	161,253

6,780	Telefonica SA (a)	32,381

49,033	Unicaja Banco SA	46,229

	Total Spain	2,354,389

	Sweden — 0.3%

1,941	Investor AB – A Shares (a)	42,920

13,341	Investor AB – B Shares (a)	271,656

5,114	Inwido AB	79,186

4,552	Kinnevik AB – Class B *	115,895

1,539	New Wave Group AB – B Shares	23,271

1,815	Securitas AB – B Shares	21,974

7,187	Skanska AB – B Shares	162,665

2,571	SSAB AB – A Shares *	16,090

2,725	Svenska Cellulosa AB SCA – Class B	44,460

	Total Sweden	778,117

	Switzerland — 0.3%

5,610	Adecco Group AG (Registered)	264,953

487	BKW AG (a)	61,358

2,770	Logitech International SA (Registered)	207,276

600	Novartis AG Sponsored ADR (a)	52,476

27	Schindler Holding AG (Registered)	6,052

281	Zehnder Group AG – Class RG	24,304

	Total Switzerland	616,419

	Taiwan — 0.2%

41,000	Hon Hai Precision Industry Co Ltd	152,297

88,800	Ruentex Development Co Ltd	229,284

	Total Taiwan	381,581

	United Kingdom — 3.0%

14,899	3i Group Plc	265,413

24,839	Airtel Africa Plc	46,931

923	Bank of Georgia Group Plc	16,348

46,425	Barratt Developments Plc	378,142

5,696	Bellway Plc	219,094

8,910	Berkeley Group Holdings Plc	463,376

168,899	BT Group Plc	421,419

16,183	Coca-Cola HBC AG *	411,154

17,578	Compass Group Plc (a)	397,317

9,585	Crest Nicholson Holdings Plc	39,339

290	DCC Plc	22,757

34,999	Ferrexpo Plc	79,386

3,201	Go-Ahead Group Plc (The) *	28,354

1,249	Grafton Group Plc	17,936

13,618	Halfords Group Plc	50,599

1,061	IMI Plc	20,785

33,563	Indivior Plc *	126,291

17,036	Investec Plc	92,398

Shares	Description	Value ($)

	United Kingdom — continued

94,566	ITV Plc * (a)	139,329

8,387	J Sainsbury Plc	30,932

152,504	Kingfisher Plc (a)	622,118

250,130	M&G Plc	688,577

7,962	Marks & Spencer Group Plc *	18,558

36,454	Micro Focus International Plc (a)	189,467

3,126	Morgan Sindall Group Plc	96,680

2,853	Numis Corp Plc	9,835

11,884	OSB Group Plc	79,415

11,950	Paragon Banking Group Plc	80,460

7,198	Persimmon Plc	231,657

10,305	Pets at Home Group Plc	49,818

11,397	Plus500 Ltd	212,668

54,167	Premier Foods Plc	79,742

20,059	Reach Plc	61,271

9,276	Redde Northgate Plc (a)	47,077

16,468	Redrow Plc	125,544

1,500	Rio Tinto Plc Sponsored ADR (a)	117,870

19,639	Royal Mail Plc (a)	103,214

12,127	Shell Plc (a)	319,799

5,081	Tate & Lyle Plc	51,006

98,406	Taylor Wimpey Plc	197,381

2,076	Unilever Plc (a)	104,162

19,973	WPP Plc (a)	280,918

	Total United Kingdom	7,034,537

	United States — 11.4%

3,900	Aflac, Inc. (a)	238,251

200	AGNC Investment Corp. (REIT)	2,582

4,000	Alliance Data Systems Corp. (a)	269,800

400	Allstate Corp. (The) (a)	48,944

6,000	Ally Financial, Inc. (a)	299,400

1,878	American Express Co. (a)	365,346

900	Arch Capital Group Ltd. *	42,399

2,700	Arrow Electronics, Inc. *	329,076

12,500	AT&T, Inc. (a)	296,125

2,900	Best Buy Co., Inc. (a)	280,256

400	Bio-Rad Laboratories, Inc. – Class A *	250,384

1,200	Biogen, Inc. * (a)	253,212

130	Booking Holdings, Inc. * (a)	282,392

11,813	BorgWarner, Inc.	484,451

3,000	Bristol-Myers Squibb Co. (a)	206,010

2,400	Capital One Financial Corp. (a)	367,848

6,300	Carrier Global Corp. (a)	282,744

3,600	CBRE Group, Inc. – Class A * (a)	348,660

4,000	Centene Corp. * (a)	330,480

1,959	Chevron Corp. (a)	282,096

1,600	Cigna Corp. (a)	380,448

5,300	Citigroup, Inc. (a)	313,919

1,400	Citizens Financial Group, Inc.	73,388

126	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	United States — continued

3,400	Cognizant Technology Solutions Corp. – Class A (a)	292,842

4,100	Comcast Corp. – Class A (a)	191,716

1,900	CVS Health Corp. (a)	196,935

5,220	Darling Ingredients, Inc. * (a)	378,346

2,600	Discover Financial Services (a)	320,944

8,900	DISH Network Corp. – Class A * (a)	284,444

3,500	DR Horton, Inc. (a)	298,900

4,300	eBay, Inc. (a)	234,737

3,373	EOG Resources, Inc.	387,625

6,100	Fidelity National Financial, Inc.	290,604

1,100	FleetCor Technologies, Inc. * (a)	257,620

14,900	Ford Motor Co.	261,644

1,100	Fox Corp. – Class A (a)	46,013

9,500	Fox Corp. – Class B (a)	363,470

7,800	Franklin Resources, Inc.	231,894

6,000	General Motors Co. *	280,320

5,000	Gilead Sciences, Inc. (a)	302,000

1,308	Global Payments, Inc. (a)	174,461

600	Goldman Sachs Group, Inc. (The) (a)	204,774

2,197	Green Plains, Inc. *	71,930

2,265	Hasbro, Inc.	219,818

1,796	Hilton Worldwide Holdings, Inc. * (a)	267,353

9,200	HP, Inc. (a)	316,112

2,500	IAC/InterActiveCorp * (a)	286,900

4,100	Incyte Corp. * (a)	280,030

6,400	Intel Corp. (a)	305,280

2,184	Intercontinental Exchange, Inc. (a)	279,814

3,000	International Business Machines Corp. (a)	367,530

12,000	Invesco Ltd.	254,880

2,100	Jazz Pharmaceuticals Plc *	288,582

21,600	Kinder Morgan, Inc. (a)	375,840

3,600	Kohl’s Corp.	200,232

5,400	Kroger Co. (The) (a)	252,720

1,300	Laboratory Corp. of America Holdings * (a)	352,638

3,770	Las Vegas Sands Corp. * (a)	161,582

2,000	Leidos Holdings, Inc. (a)	203,680

3,400	Lennar Corp. – Class A	305,592

4,388	Liberty Global Plc – Class A *	113,123

8,799	Liberty Global Plc – Class C *	227,630

5,000	Lincoln National Corp.	337,100

4,200	LKQ Corp. (a)	197,190

19,600	Lumen Technologies, Inc.	203,056

6,447	Lyft, Inc. – Class A * (a)	251,046

3,600	LyondellBasell Industries NV – Class A (a)	350,028

196	Markel Corp. *	243,610

3,500	Merck & Co., Inc. (a)	268,030

600	Meta Platforms, Inc. – Class A * (a)	126,618

5,900	MetLife, Inc. (a)	398,545

4,200	Micron Technology, Inc. (a)	373,212

Shares	Description	Value ($)

	United States — continued

1,000	Mohawk Industries, Inc. *	140,780

6,700	Molson Coors Brewing Co. – Class B	349,606

2,800	NRG Energy, Inc. (a)	105,952

1,200	Omnicom Group, Inc. (a)	100,668

3,600	Oracle Corp. (a)	273,492

600	Owens Corning	55,914

9,800	Paramount Global – Class B (a)	299,978

1,100	Principal Financial Group, Inc.	77,704

3,100	Prudential Financial, Inc.	346,146

6,200	PulteGroup, Inc.	307,892

2,200	Quest Diagnostics, Inc. (a)	288,794

41,100	Qurate Retail, Inc. – Series A	226,461

3,187	Raytheon Technologies Corp. (a)	327,305

600	Regeneron Pharmaceuticals, Inc. * (a)	371,016

2,000	Regions Financial Corp.	48,380

5,798	Sensata Technologies Holding Plc *	335,762

400	Skyworks Solutions, Inc. (a)	55,268

100	Snap-on, Inc.	21,018

1,800	SS&C Technologies Holdings, Inc. (a)	134,946

1,700	Steel Dynamics, Inc.	119,986

8,000	Synchrony Financial (a)	342,240

3,200	Textron, Inc.	234,016

3,700	Tyson Foods, Inc. – Class A (a)	342,842

2,700	Universal Health Services, Inc. – Class B (a)	388,611

6,018	US Bancorp	340,258

5,200	Verizon Communications, Inc. (a)	279,084

3,111	Verso Corp. – Class A	82,473

3,550	VF Corp.	205,971

21,400	Viatris, Inc.	235,614

2,100	VMware, Inc. – Class A (a)	246,372

1,800	Walgreens Boots Alliance, Inc. (a)	82,962

6,252	Wells Fargo & Co. (a)	333,669

16,100	Western Union Co. (The) (a)	292,698

5,400	Western Digital Corp. *	275,076

1,300	Whirlpool Corp.	261,651

1,000	Zoom Video Communications, Inc. – Class A * (a)	132,600

	Total United States	26,970,406

	TOTAL COMMON STOCKS (COST $91,459,110)	96,945,306

	PREFERRED STOCKS (d) — 0.3%

	Brazil — 0.2%

46,048	Bradespar SA	265,064

18,400	Petroleo Brasileiro SA Sponsored ADR (a)	240,856

	Total Brazil	505,920

	Germany — 0.1%

2,060	Bayerische Motoren Werke AG	166,588

742	Draegerwerk AG & Co KGaA (a)	42,036

See accompanying notes to the financial statements.	127

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares / Par Value†	Description	Value ($)

	Germany — continued

364	Volkswagen AG (a)	71,554

	Total Germany	280,178

	TOTAL PREFERRED STOCKS (COST $699,741)	786,098

	DEBT OBLIGATIONS — 10.5%

	United States — 10.5%

	U.S. Government — 10.5%

14,025,000	U.S. Treasury Note, 0.13%, due 02/28/23	13,891,324

7,015,000	U.S. Treasury Note, 0.13%, due 03/31/23	6,937,452

4,015,000	U.S. Treasury Note, 0.13%, due 04/30/23	3,965,126

	Total U.S. Government	24,793,902

	TOTAL DEBT OBLIGATIONS (COST $24,910,434)	24,793,902

	MUTUAL FUNDS — 61.5%

	United States — 61.5%

	Affiliated Issuers — 61.5%

380,581	GMO Emerging Country Debt Fund, Class VI	8,106,380

897,119	GMO Emerging Markets ex-China Fund, Class VI	14,945,997

1,039,266	GMO Emerging Markets Fund, Class VI	30,720,697

1,386,548	GMO International Equity Fund, Class IV	31,835,141

340,347	GMO Multi-Sector Fixed Income Fund, Class IV	6,442,772

461,574	GMO Quality Fund, Class VI	12,951,749

1,444,680	GMO U.S. Equity Fund, Class VI	19,532,079

825,061	GMO U.S. Small Cap Value Fund, Class VI	16,286,703

900,100	GMO U.S. Treasury Fund	4,509,502

	TOTAL MUTUAL FUNDS (COST $145,058,758)	145,331,020

	SHORT-TERM INVESTMENTS — 9.8%

	Money Market Funds — 0.2%

435,147	State Street Institutional Treasury Money Market Fund – Premier Class, 0.01% (e)	435,147

	U.S. Government — 9.6%

3,400,000	U.S. Treasury Bill, 0.31%, due 05/24/22 (a) (f)	3,397,509

10,000,000	U.S. Treasury Bill, 0.54%, due 07/21/22 (a) (f)	9,978,740

370,000	U.S. Treasury Bill, 0.58%, due 07/28/22 (a) (f)	369,127

9,060,000	U.S. Treasury Bill, 0.64%, due 08/18/22 (a) (f)	9,032,761

	Total U.S. Government	22,778,137

	TOTAL SHORT-TERM INVESTMENTS (COST $23,220,375)	23,213,284

	TOTAL INVESTMENTS — 123.1% (Cost $285,348,418)	291,069,610

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (19.2)%

	Common Stocks — (19.1)%

	Australia — (0.5)%

(48,797)	APA Group	(356,729)

(4,253)	ASX Ltd	(255,441)

(860)	Cochlear Ltd	(140,390)

(85,353)	Qantas Airways Ltd *	(316,274)

	Total Australia	(1,068,834)

	Austria — (0.2)%

(3,419)	Verbund AG	(412,388)

	Belgium — (0.1)%

(5,114)	Anheuser-Busch InBev SA/NV	(315,574)

	Canada — (0.7)%

(1,400)	Agnico Eagle Mines Ltd	(70,686)

(12,300)	AltaGas Ltd	(270,940)

(5,000)	Cameco Corp	(122,900)

(6,500)	Enbridge Inc	(280,670)

(1,900)	Franco-Nevada Corp	(279,528)

(2,064)	Pan American Silver Corp	(48,772)

(8,100)	Pembina Pipeline Corp	(275,076)

(3,800)	Restaurant Brands International Inc	(212,724)

	Total Canada	(1,561,296)

	Denmark — (0.1)%

(9,822)	Ambu A/S – Class B	(181,125)

	France — (0.7)%

(9,238)	Accor SA *	(315,508)

(2,037)	Aeroports de Paris *	(288,010)

(24,970)	Getlink SE	(407,244)

(235)	Hermes International	(324,074)

(238)	Sartorius Stedim Biotech	(91,266)

(2,418)	Ubisoft Entertainment SA *	(129,646)

(1,163)	Wendel SE	(118,066)

	Total France	(1,673,814)

	Germany — (0.8)%

(3,613)	Delivery Hero SE *	(193,659)

(147)	MTU Aero Engines AG	(35,190)

(85)	Nemetschek SE	(7,542)

(3,030)	Puma SE	(277,864)

(2,526)	QIAGEN NV *	(126,912)

(67)	Rational AG	(49,310)

(2,911)	Scout24 SE	(169,800)

(2,276)	Symrise AG – Class A	(270,722)

(139,009)	Telefonica Deutschland Holding AG	(379,334)

(5,065)	Uniper SE	(162,035)

128	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	Germany — continued

(3,682)	Zalando SE *	(243,699)

	Total Germany	(1,916,067)

	Israel — (0.2)%

(1,800)	CyberArk Software Ltd *	(306,252)

(500)	Kornit Digital Ltd *	(47,415)

(1,800)	Wix.com Ltd *	(164,844)

	Total Israel	(518,511)

	Italy — (0.6)%

(6,220)	Amplifon SPA	(266,928)

(15,904)	Atlantia SPA *	(292,558)

(1,342)	Ferrari NV	(288,380)

(19,543)	FinecoBank Banca Fineco SPA	(325,701)

(25,830)	Infrastrutture Wireless Italiane SPA	(263,758)

	Total Italy	(1,437,325)

	Japan — (2.6)%

(20,300)	Acom Co Ltd	(56,548)

(5,000)	Aeon Co Ltd	(113,268)

(13,100)	ANA Holdings Inc *	(288,438)

(11,200)	Asahi Intecc Co Ltd	(241,845)

(400)	Benefit One Inc	(9,265)

(2,100)	East Japan Railway Co	(124,758)

(2,900)	GMO Payment Gateway Inc	(280,511)

(1,900)	Harmonic Drive Systems Inc	(77,717)

(11,400)	Hitachi Metals Ltd *	(203,211)

(17,800)	Isetan Mitsukoshi Holdings Ltd	(143,549)

(15,400)	Japan Airlines Co Ltd *	(305,361)

(4,300)	Japan Airport Terminal Co Ltd *	(200,795)

(6,100)	Japan Exchange Group Inc	(114,229)

(14)	Japan Real Estate Investment Corp (REIT)	(74,785)

(12,100)	JGC Holding Corp	(121,277)

(13,700)	Keikyu Corp	(143,551)

(3,700)	Keio Corp	(151,393)

(2,900)	Kintetsu Group Holdings Co Ltd *	(87,123)

(1,500)	Lasertec Corp	(278,059)

(4,800)	LIXIL Corp	(106,979)

(7,800)	M3 Inc	(293,463)

(7,100)	Mercari Inc *	(222,372)

(15,200)	MonotaRO Co Ltd	(286,110)

(2,400)	Nidec Corp	(208,641)

(15,100)	Nihon M&A Center Holdings Inc	(223,345)

(31,600)	Nippon Paint Holdings Co Ltd	(282,823)

(3,400)	Nissin Foods Holdings Co Ltd	(271,650)

(10,700)	Odakyu Electric Railway Co Ltd	(176,534)

(2,000)	ORIENTAL LAND CO LTD	(369,729)

(22,700)	Rakuten Group Inc	(192,964)

(2,000)	Shiseido Co Ltd	(114,772)

Shares	Description	Value ($)

	Common Stocks — continued

	Japan — continued

(3,400)	Tobu Railway Co Ltd	(83,574)

(4,800)	Tokyu Corp	(64,015)

(6,500)	West Japan Railway Co	(280,435)

	Total Japan	(6,193,089)

	Netherlands — (0.3)%

(150)	Adyen NV *	(312,641)

(1,056)	Heineken Holding NV	(86,242)

(879)	IMCD NV	(142,786)

(5,414)	Just Eat Takeaway.com NV *	(219,116)

	Total Netherlands	(760,785)

	New Zealand — (0.1)%

(3,610)	Xero Ltd *	(248,216)

	Norway — (0.0)%

(930)	Schibsted ASA – Class A	(26,726)

(1,098)	Schibsted ASA – Class B	(28,503)

	Total Norway	(55,229)

	Singapore — (0.2)%

(17,100)	City Developments Ltd	(90,485)

(77,700)	Singapore Airlines Ltd *	(294,210)

(27,400)	Singapore Exchange Ltd	(190,095)

	Total Singapore	(574,790)

	Spain — (0.5)%

(1,820)	Aena SME SA *	(297,033)

(6,269)	Cellnex Telecom SA	(283,561)

(12,247)	Ferrovial SA	(333,660)

(16,300)	Siemens Gamesa Renewable Energy SA *	(375,060)

	Total Spain	(1,289,314)

	Sweden — (0.3)%

(28,478)	Embracer Group AB – Class B *	(244,459)

(1,289)	EQT AB	(43,143)

(2,742)	Evolution AB	(314,395)

(25,658)	Sinch AB *	(216,436)

	Total Sweden	(818,433)

	Switzerland — (0.3)%

(5)	Chocoladefabriken Lindt & Spruengli AG	(53,038)

(223)	Partners Group Holding AG	(301,449)

(26)	Schindler Holding AG	(5,966)

(134)	Sika AG (Registered)	(44,466)

(186)	Straumann Holding AG (Registered)	(295,454)

	Total Switzerland	(700,373)

See accompanying notes to the financial statements.	129

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	United Kingdom — (1.3)%

(3,808)	Admiral Group Plc	(151,694)

(8,176)	Antofagasta Plc	(165,546)

(40,117)	Auto Trader Group Plc	(354,798)

(63,208)	ConvaTec Group Plc	(152,815)

(580)	Croda International Plc	(58,057)

(419)	Experian Plc	(16,368)

(3,812)	Halma Plc	(122,952)

(16,968)	Hargreaves Lansdown Plc	(257,171)

(51,230)	Informa Plc *	(405,631)

(1,170)	InterContinental Hotels Group Plc *	(81,470)

(14,893)	Land Securities Group Plc (REIT)	(157,817)

(3,373)	London Stock Exchange Group Plc	(294,654)

(15,736)	Ocado Group Plc *	(289,368)

(202,267)	Rolls-Royce Holdings Plc *	(279,019)

(1,035)	Spirax-Sarco Engineering Plc	(164,932)

	Total United Kingdom	(2,952,292)

	United States — (9.6)%

(12,200)	AES Corp. (The)	(259,006)

(1,700)	Airbnb, Inc. – Class A *	(257,533)

(900)	American Tower Corp. (REIT)	(204,183)

(8,200)	Aramark	(303,072)

(1,900)	Arthur J Gallagher & Co.	(300,561)

(1,200)	Autodesk, Inc. *	(264,276)

(2,600)	Avalara, Inc. *	(270,166)

(1,200)	Bill.com Holdings, Inc. *	(285,456)

(300)	Bio-Techne Corp.	(125,823)

(3,400)	BioMarin Pharmaceutical, Inc. *	(265,608)

(2,200)	Block Inc. – Class A *	(280,500)

(1,400)	Boeing Co. (The) *	(287,476)

(500)	Broadcom, Inc.	(293,720)

(1,200)	Burlington Stores, Inc. *	(271,068)

(3,500)	Caesars Entertainment, Inc. *	(294,665)

(100)	Camden Property Trust (REIT)	(16,511)

(1,900)	Carvana Co. – Class A *	(285,893)

(1,300)	Catalent, Inc. *	(132,652)

(3,300)	Ceridian HCM Holding, Inc. *	(240,603)

(200)	Chipotle Mexican Grill, Inc. – Class A *	(304,670)

(10,900)	Clarivate Plc *	(163,282)

(2,900)	Cloudflare, Inc. – Class A *	(337,618)

(1,200)	CME Group, Inc.	(283,836)

(100)	Cognex Corp.	(6,756)

(2,000)	Coupa Software, Inc. *	(242,020)

(1,200)	Crown Castle International Corp. (REIT)	(199,908)

(5,000)	Delta Air Lines, Inc. *	(199,600)

(600)	Dexcom, Inc. *	(248,346)

(2,200)	DocuSign, Inc. – Class A *	(260,546)

(700)	DoorDash, Inc. – Class A *	(73,465)

(12,900)	DraftKings Inc. – Class A *	(305,472)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(200)	Ecolab, Inc.	(35,252)

(300)	Equinix, Inc. (REIT)	(212,919)

(2,700)	Equity LifeStyle Properties, Inc. (REIT)	(201,474)

(100)	Erie Indemnity Co. – Class A	(17,510)

(3,400)	Exact Sciences Corp. *	(265,404)

(1,200)	Expedia Group, Inc. *	(235,332)

(100)	Extra Space Storage, Inc. (REIT)	(18,815)

(1,900)	Fastenal Co.	(97,774)

(900)	First Republic Bank	(155,934)

(3,100)	Guidewire Software, Inc. *	(273,265)

(1,600)	Hess Corp.	(161,696)

(600)	HubSpot, Inc. *	(315,000)

(500)	IDEXX Laboratories, Inc. *	(266,175)

(3,900)	Ingersoll Rand, Inc.	(197,028)

(1,300)	Insulet Corp. *	(344,097)

(1,000)	Invitation Homes, Inc. (REIT)	(37,800)

(1,100)	Ionis Pharmaceuticals, Inc. *	(36,718)

(1,300)	IQVIA Holdings, Inc. *	(299,156)

(3,700)	Iron Mountain, Inc. (REIT)	(181,966)

(4,900)	Lamb Weston Holdings, Inc.	(325,507)

(1,100)	Liberty Broadband Corp. – Class A *	(159,291)

(1,500)	Liberty Broadband Corp. – Class C *	(220,050)

(5,800)	Liberty Media Corp-Liberty Formula One – Class C *	(352,234)

(900)	Linde Plc	(263,916)

(2,900)	Live Nation Entertainment, Inc. *	(350,378)

(800)	MarketAxess Holdings, Inc.	(305,144)

(1,700)	Marriott International, Inc. – Class A *	(289,238)

(1,400)	Marvell Technology, Inc.	(95,662)

(2,900)	MGM Resorts International	(128,441)

(700)	MongoDB, Inc. – Class A *	(267,393)

(400)	Monolithic Power Systems, Inc.	(183,480)

(600)	MSCI, Inc. – Class A	(301,014)

(3,700)	Novocure Ltd. *	(302,882)

(14,800)	Oak Street Health, Inc. *	(259,148)

(1,500)	Okta, Inc. *	(274,260)

(400)	ONEOK, Inc.	(26,120)

(13,900)	Palantir Technologies, Inc. – Class A *	(164,715)

(100)	Palo Alto Networks, Inc. *	(59,425)

(6,900)	Peloton Interactive, Inc. – Class A *	(200,514)

(1,500)	RingCentral, Inc. – Class A *	(196,260)

(1,700)	Roku, Inc. *	(237,201)

(4,500)	Rollins, Inc.	(146,835)

(4,200)	Royal Caribbean Cruises Ltd. *	(339,024)

(3,900)	Sarepta Therapeutics, Inc. *	(298,779)

(2,000)	Seagen, Inc. *	(257,740)

(600)	ServiceNow, Inc. *	(347,952)

(1,400)	Simon Property Group, Inc. (REIT)	(192,584)

(8,100)	Snap, Inc. – Class A *	(323,514)

130	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2022

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(1,100)	Snowflake, Inc. – Class A *	(292,226)

(1,900)	T-Mobile US, Inc. *	(234,099)

(3,500)	Teladoc Health, Inc. *	(265,685)

(400)	Tesla, Inc. *	(348,172)

(800)	Trade Desk, Inc. (The) – Class A *	(68,256)

(200)	Tradeweb Markets, Inc. – Class A	(16,896)

(1,300)	Twilio, Inc. – Class A *	(227,240)

(7,200)	Twitter, Inc. *	(255,960)

(7,300)	Uber Technologies, Inc. *	(263,019)

(3,700)	UDR, Inc. (REIT)	(203,019)

(2,100)	Upstart Holdings, Inc. *	(331,779)

(1,100)	Vail Resorts, Inc.	(286,605)

(13,000)	Vistra Corp.	(296,660)

(1,100)	Wayfair, Inc. – Class A *	(154,957)

(12,000)	Williams Cos, Inc. (The)	(375,360)

(2,900)	Zendesk, Inc. *	(338,343)

(5,500)	Zillow Group, Inc. – Class A *	(314,985)

(2,242)	Zillow Group, Inc. – Class C *	(128,960)

(500)	Zoetis, Inc.	(96,825)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(3,000)	ZoomInfo Technologies, Inc. – Class A *	(164,070)

(1,200)	Zscaler, Inc. *	(286,980)

	Total United States	(22,436,403)

	TOTAL COMMON STOCKS (PROCEEDS $50,404,184)	(45,113,858)

	PREFERRED STOCKS (d)— (0.1)%

	Germany — (0.1)%

(529)	Sartorius AG	(233,560)

	TOTAL PREFERRED STOCKS (PROCEEDS $230,863)	(233,560)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $50,635,047)	(45,347,418)

	Other Assets and Liabilities (net) — (3.9%)	(9,270,170)

	TOTAL NET ASSETS — 100.0%	$236,452,022

A summary of outstanding financial instruments at February 28, 2022 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	565,187	05/24/2022	Monthly	—	(874)	(874)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.50%	GS	USD	419,478	05/24/2022	Monthly	—	(7,365)	(7,365)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	47,838	05/24/2022	Monthly	—	4,649	4,649
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.63%	GS	USD	247,285	05/24/2022	Monthly	—	(15,000)	(15,000)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.75%	GS	USD	105,314	05/24/2022	Monthly	—	(2,269)	(2,269)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	110,801	10/18/2022	Monthly	—	7,258	7,258
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,173,838	10/18/2022	Monthly	—	180,623	180,623
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 2.50%	MORD	USD	1,124,142	05/18/2023	Monthly	—	(34,270)	(34,270)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	391,917	11/18/2023	Monthly	—	12,760	12,760

							$—	$145,512	$145,512

As of February 28, 2022, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	131

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2022

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of February 28, 2022.

(f)	The rate shown represents yield-to-maturity.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(h)	The following table represents the individual short positions within the custom equity basket swap as of February 28, 2022:

Shares	Description	% of Equity Basket	Value ($)

156,000	Alibaba Health Information Technology Ltd	3.7%	109,236

890,000	Alibaba Pictures Group Ltd	3.0%	88,982

555,000	China Molybdenum Co Ltd –Class H	11.2%	334,056

38,000	China Resources Beer Holdings Co Ltd	10.1%	301,317

44,000	Citic Securities Co Ltd – Class H	3.5%	106,599

49,000	Cosco Shipping Holdings Co – Class H	3.3%	99,040

18,000	Ganfeng Lithium Co Ltd –Class H	10.2%	305,499

130,000	Greentown Service Group Co Ltd	4.4%	130,588

6,100	Hong Kong Exchanges and Clearing Ltd	9.9%	295,586

114,000	Kingdee International Software Group Co Lt	9.4%	281,767

31,000	New World Development Co Ltd	4.1%	123,989

128,800	Sands China Ltd	11.3%	339,708

144,000	Weimob Inc	3.2%	95,235

256,000	Zijin Mining Group Co Ltd – Class H	12.7%	379,950

	TOTAL COMMON STOCKS		$2,991,552

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 133.

132	See accompanying notes to the financial statements.

GMO Trust Funds

February 28, 2022

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDOR - Canadian Dollar Offered Rate

CMT - Constant Maturity Treasury

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	133

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$9,811,873	$5,122,161,675	$244,931,440	$623,031,502

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	352,418,385	4,385,029	1,806,933,607	833,893

Foreign currency, at value (Note 2)(d)	47,179	—	726,993	—

Cash	3,479,779	—	414,432	—

Receivable for investments sold	23,243,230	—	43,049,027	—

Receivable for Fund shares sold	206,654	2,991,123	—	105

Receivable for closed swap contracts (Note 4)	7,694	—	43,023	—

Dividends and interest receivable	213,471	17	3,566,659	4

Dividend withholding tax receivable	14,521	—	338,330	—

Foreign capital gains tax refund receivable (Note 2)	—	—	120,817	—

Unrealized appreciation on open forward currency contracts (Note 4)	1,485,428	—	2,017,142	—

Receivable from liquidated underlying funds (Note 2)	397,568	—	—	259,135

Due from broker (Note 2)	5,018,776	—	4,185,081	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	2,030,052	—

Receivable for open OTC swap contracts (Note 4)	5,523,476	—	1,486,428	—

Interest receivable for open OTC swap contracts (Note 4)	302,472	—	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	162,319	282,547	13,188	19,040

Total assets	402,332,825	5,129,820,391	2,109,856,219	624,143,679

Liabilities:

Investments sold short, at value (Note 2)(e)	102,398,675	—	332,193,516	—

Due to broker (Note 2)	—	—	649	—

Payable for cash collateral from securities loaned (Note 2)	—	—	10,110,041	—

Payable for investments purchased	14,290,836	2,516,407	21,924,574	—

Payable for Fund shares repurchased	117,901	331,985	126,616,181	84,300

Accrued foreign capital gains tax payable (Note 2)	16,028	—	339,599	—

Payable to affiliate for (Note 5):

Management fee	160,904	2,639,838	—	—

Supplemental support fee – Class MF	—	107,987	—	—

Shareholder service fee	31,489	389,088	—	—

Payable for variation margin on open futures contracts (Note 4)	456,631	—	—	—

Payable for variation margin on open cleared swap contracts (Note 4)	379,047	—	372,515	—

Payable for closed swap contracts (Note 4)	18,691	—	116,089	—

Unrealized depreciation on open forward currency contracts (Note 4)	2,917,160	—	2,565,538	—

Interest payable for open OTC swap contracts (Note 4)	19,052	—	—	—

Interest and dividend payable for short sales	67,123	—	168,509	—

Payable for open OTC swap contracts (Note 4)	732,941	—	443,486	—

Payable to Trustees and related expenses	1,267	20,061	6,599	4,432

Written options outstanding, at value (Note 4)(f)	1,316,054	—	—	—

Accrued expenses	244,054	169,986	1,145,153	74,201

Total liabilities	123,167,853	6,175,352	496,002,449	162,933

Net assets	$279,164,972	$5,123,645,039	$1,613,853,770	$623,980,746

(a) Cost of investments – affiliated issuers:	$11,292,136	$5,344,673,966	$269,215,510	$672,082,054

(b) Cost of investments – unaffiliated issuers:	$355,771,810	$4,385,029	$1,835,259,642	$833,893

(c) Includes securities on loan at value (Note 2):	$—	$—	$22,621,074	$—

(d) Cost of foreign currency:	$86,715	$—	$731,699	$—

(e) Proceeds from securities sold short:	$108,546,954	$—	$358,438,272	$—

(f) Premiums on written options:	$1,406,726	$—	$—	$—

134	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Net assets consist of:

Paid-in capital	$294,945,508	$5,558,848,671	$1,915,642,042	$848,744,082

Distributable earnings (accumulated loss)	(15,780,536)	(435,203,632)	(301,788,272)	(224,763,336)

	$279,164,972	$5,123,645,039	$1,613,853,770	$623,980,746

Net assets attributable to:

Class III	$—	$1,726,439,698	$1,613,853,770	$585,211,755

Class IV	$—	$1,388,080,443	$—	$—

Class VI	$130,895,825	$—	$—	$—

Class MF	$—	$1,370,526,909	$—	$—

Class R6	$22,377	$273,490,582	$—	$26,147,965

Class I	$148,246,770	$365,107,407	$—	$12,621,026

Shares outstanding:

Class III	—	67,544,619	85,634,132	17,807,189

Class IV	—	54,304,859	—	—

Class VI	7,239,073	—	—	—

Class MF	—	53,572,631	—	—

Class R6	1,231	10,707,315	—	796,114

Class I	8,230,207	14,300,832	—	384,019

Net asset value per share:

Class III	$—	$25.56	$18.85	$32.86

Class IV	$—	$25.56	$—	$—

Class VI	$18.08	$—	$—	$—

Class MF	$—	$25.58	$—	$—

Class R6	$18.18	$25.54	$—	$32.84

Class I	$18.01	$25.53	$—	$32.87

See accompanying notes to the financial statements.	135

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$86,777,788	$1,580,276,953	$12,509,088	$230,491,494

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	49,828	608,775	5,528,398,709	80,822

Foreign currency, at value (Note 2)(d)	—	—	2,036,343	—

Receivable for investments sold	—	—	53,375,502	—

Receivable for Fund shares sold	—	9,960	2,516,407	17,805

Receivable for closed swap contracts (Note 4)	—	—	103,337	—

Dividends and interest receivable	—	2	12,425,667	—

Dividend withholding tax receivable	—	—	880,751	—

Foreign capital gains tax refund receivable (Note 2)	—	—	7,095	—

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	10,113,488	—

Due from broker (Note 2)	—	—	179,166,881	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	4,028,560	—

Receivable for open OTC swap contracts (Note 4)	—	—	4,483,073	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	5,848	22,016	21,588	24,360

Total assets	86,833,464	1,580,917,706	5,810,066,489	230,614,481

Liabilities:

Investments sold short, at value (Note 2)(e)	—	—	1,075,385,626	—

Due to custodian	—	—	156,171	—

Due to broker (Note 2)	—	—	276	—

Payable for cash collateral from securities loaned (Note 2)	—	—	12,555,636	—

Payable for investments purchased	—	—	14,205,793	—

Payable for Fund shares repurchased	—	1,729	—	711

Accrued foreign capital gains tax payable (Note 2)	—	—	1,260,252	—

Payable for variation margin on open futures contracts (Note 4)	—	—	213,368	—

Payable for variation margin on open cleared swap contracts (Note 4)	—	—	2,230,534	—

Payable for closed swap contracts (Note 4)	—	—	235,003	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	16,129,547	—

Interest payable for open OTC swap contracts (Note 4)	—	—	52,836	—

Interest and dividend payable for short sales	—	—	603,730	—

Payable for open OTC swap contracts (Note 4)	—	—	2,987,671	—

Payable to Trustees and related expenses	304	5,860	18,045	814

Written options outstanding, at value (Note 4)(f)	—	—	694,066	—

Accrued expenses	23,286	76,940	2,112,036	36,839

Total liabilities	23,590	84,529	1,128,840,590	38,364

Net assets	$86,809,874	$1,580,833,177	$4,681,225,899	$230,576,117

(a) Cost of investments – affiliated issuers:	$82,024,578	$1,620,458,042	$12,572,470	$235,083,070

(b) Cost of investments – unaffiliated issuers:	$49,828	$608,775	$5,711,714,899	$80,822

(c) Includes securities on loan at value (Note 2):	$—	$—	$41,044,798	$—

(d) Proceeds from securities sold short:	$—	$—	$1,143,433,593	$—

(e) Cost of foreign currency:	$—	$—	$2,059,373	$—

(f) Premiums on written options:	$—	$—	$955,223	$—

136	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:

Paid-in capital	$152,164,704	$1,614,300,672	$5,750,539,475	$399,069,086

Distributable earnings (accumulated loss)	(65,354,830)	(33,467,495)	(1,069,313,576)	(168,492,969)

	$86,809,874	$1,580,833,177	$4,681,225,899	$230,576,117

Net assets attributable to:

Core Class	$—	$—	$4,681,225,899	$—

Class III	$86,809,874	$1,571,153,412	$—	$222,308,135

Class R6	$—	$7,064,794	$—	$8,267,982

Class I	$—	$2,614,971	$—	$—

Shares outstanding:

Core Class	—	—	373,319,979	—

Class III	3,552,981	55,217,401	—	13,595,963

Class R6	—	248,277	—	505,711

Class I	—	91,941	—	—

Net asset value per share:

Core Class	$—	$—	$12.54	$—

Class III	$24.43	$28.45	$—	$16.35

Class R6	$—	$28.46	$—	$16.35

Class I	$—	$28.44	$—	$—

See accompanying notes to the financial statements.	137

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$678,975,126	$—	$145,331,020

Investments in unaffiliated issuers, at value (Note 2)(b)	110,766	267,059,339	145,738,590

Foreign currency, at value (Note 2)(c)	—	40	46,610

Receivable for investments sold	30,290,000	—	13,357,857

Receivable for Fund shares sold	72	85,665	—

Receivable for closed swap contracts (Note 4)	—	—	4,757

Dividends and interest receivable	2	90,088	193,272

Dividend withholding tax receivable	—	—	39,693

Foreign capital gains tax refund receivable (Note 2)	—	—	1,252

Unrealized appreciation on open forward currency contracts (Note 4)	—	334,658	—

Due from broker (Note 2)	—	464,163	85

Receivable for open OTC swap contracts (Note 4)	—	353,555	205,290

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,148	69,715	6,013

Total assets	709,384,114	268,457,223	304,924,439

Liabilities:

Investments sold short, at value (Note 2)(d)	—	—	45,347,418

Due to custodian	—	—	844

Due to broker (Note 2)	—	33,340	—

Payable for investments purchased	—	—	3,076,501

Payable for Fund shares repurchased	30,001,365	5,056,150	19,680,000

Accrued foreign capital gains tax payable (Note 2)	—	—	14,669

Payable to affiliate for (Note 5):

Management fee	—	176,622	—

Shareholder service fee	—	15,333	—

Payable for variation margin on open futures contracts (Note 4)	—	877,620	—

Payable for closed swap contracts (Note 4)	—	—	10,843

Unrealized depreciation on open forward currency contracts (Note 4)	—	633,748	—

Interest and dividend payable for short sales	—	—	22,956

Payable for open OTC swap contracts (Note 4)	—	1,084,896	59,778

Payable to Trustees and related expenses	2,710	1,186	3,262

Accrued expenses	62,699	187,428	256,146

Total liabilities	30,066,774	8,066,323	68,472,417

Net assets	$679,317,340	$260,390,900	$236,452,022

(a) Cost of investments – affiliated issuers:	$696,780,270	$—	$145,058,758

(b) Cost of investments – unaffiliated issuers:	$110,766	$268,236,483	$140,289,660

(c) Cost of foreign currency	$—	$40	$46,620

(d) Proceeds from securities sold short:	$—	$—	$50,635,047

138	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2022 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Net assets consist of:

Paid-in capital	$829,842,474	$325,046,382	$224,639,942

Distributable earnings (accumulated loss)	(150,525,134)	(64,655,482)	11,812,080

	$679,317,340	$260,390,900	$236,452,022

Net assets attributable to:

Class III	$437,139,445	$32,796,478	$236,452,022

Class VI	$—	$206,841,467	$—

Class R6	$242,177,895	$—	$—

Class I	$—	$20,752,955	$—

Shares outstanding:

Class III	14,854,139	1,119,509	13,203,339

Class VI	—	7,067,757	—

Class R6	8,231,819	—	—

Class I	—	709,920	—

Net asset value per share:

Class III	$29.43	$29.30	$17.91

Class VI	$—	$29.27	$—

Class R6	$29.42	$—	$—

Class I	$—	$29.23	$—

See accompanying notes to the financial statements.	139

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$4,224,680	$264	$60,183,782	$47

Dividends from affiliated issuers (Note 10)	527,989	169,236,847	9,627,127	17,513,874

Interest	583,826	—	458,633	1,207

Securities lending income from affiliated issuers (net)	—	—	103,230	—

Securities lending income (net)	—	—	310,093	—

Other income (Note 2)	397,568	—	324,793	259,135

Total investment income	5,734,063	169,237,111	71,007,658	17,774,263

Expenses:

Management fee (Note 5)	2,591,953	39,044,859	—	—

Shareholder service fee – Class III (Note 5)	—	2,806,356	—	—

Shareholder service fee – Class IV (Note 5)	—	1,940,922	—	—

Shareholder service fee – Class VI (Note 5)	93,313	—	—	—

Shareholder service fee – Class R6 (Note 5)	423	425,697	—	—

Shareholder service fee – Class I (Note 5)	407,463	516,782	—	—

Supplemental support fee – Class MF (Note 5)	—	1,566,755	—	—

Audit and tax fees	118,841	37,293	158,106	32,068

Custodian, fund accounting agent and transfer agent fees	598,301	491,929	1,608,707	99,227

Dividend expense on short sales	1,312,092	—	4,166,022	—

Legal fees	43,696	89,691	71,665	9,293

Registration fees	41,792	74,452	421	45,820

Trustees’ fees and related expenses (Note 5)	13,932	193,319	67,893	23,883

Interest expense and borrowing costs for investments sold short (Note 2)	485,057	—	1,195,430	—

Miscellaneous	65,355	84,171	146,804 *	15,896 **

Total expenses	5,772,218	47,272,226	7,415,048	226,187

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(539,514)	(401,129)	(1,423,492)	(185,307)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(99,640)	(2,759,456)	—	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(3,066)	(319,870)	—	—

Net expenses	5,129,998	43,791,771	5,991,556	40,880

Net investment income (loss)	604,065	125,445,340	65,016,102	17,733,383

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	53,414,395	32,213	223,570,814	99,218

Investments in affiliated issuers	2,884,552	(63,539,730)	5,388,413	33,151,714

Investments in securities sold short	(41,858,091)	—	(28,713,774)	—

Realized gain distributions from affiliated issuers (Note 10)	—	11,724,196	4,843,358	35,109,437

Futures contracts	(5,677,101)	—	(82,085,229)	—

Written options	2,852,823	—	—	—

Swap contracts	(6,308,142)	—	15,689,562	—

Forward currency contracts	(3,359,178)	—	8,789,482	—

Foreign currency and foreign currency related transactions	(86,510)	—	(475,496)	—

Net realized gain (loss)	1,862,748	(51,783,321)	147,007,130	68,360,369

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(24,456,975)	—	(250,003,200)	3,628

Investments in affiliated issuers	(4,705,383)	(9,001,883)	(30,436,600)	(76,903,445)

Investments in securities sold short	23,659,273	—	56,997,660	—

Futures contracts	803,471	—	36,486,489	—

Written options	297,241	—	—	—

Swap contracts	2,348,632	—	(2,903,562)	—

Forward currency contracts	(1,289,077)	—	(739,814)	—

Foreign currency and foreign currency related transactions	(25,266)	—	16,598	—

Net change in unrealized appreciation (depreciation)	(3,368,084)	(9,001,883)	(190,582,429)	(76,899,817)

Net realized and unrealized gain (loss)	(1,505,336)	(60,785,204)	(43,575,299)	(8,539,448)

Net increase (decrease) in net assets resulting from operations	$(901,271)	$64,660,136	$21,440,803	$9,193,935

(a) Withholding tax:	$138,994	$—	$5,095,245	$—

(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$1,840	$—	$547,067	$—

(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$16,028	$—	$293,790	$—
*	Includes $122,038 of pricing expenses.
**	Includes $8,367 of printing expenses.

140	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax ) (Note 2)(a)	$—	$39	$160,840,100	$3

Dividends from affiliated issuers (Note 10)	3,389,840	62,896,197	—	14,392,284

Interest	4	—	16,281,867	—

Securities lending income from affiliated issuers (net)	—	—	380,552	—

Securities lending income (net)	—	—	620,927	—

Other income (Note 2)	—	—	1,329,452	—

Total investment income	3,389,844	62,896,236	179,452,898	14,392,287

Expenses:

Audit and tax fees	23,606	25,364	259,935	30,502

Custodian, fund accounting agent and transfer agent fees	8,699	75,636	2,748,229	48,900

Dividend expense on short sales	—	—	13,496,665	—

Legal fees	1,162	26,109	106,446	3,909

Registration fees	4,109	58,233	843	26,170

Trustees’ fees and related expenses (Note 5)	3,262	59,021	180,401	7,791

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	3,915,523	—

Miscellaneous	6,309 *	22,691 **	193,680 ***	7,821	****

Total expenses	47,147	267,054	20,901,722	125,093

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(43,605)	(199,062)	(3,099,640)	(116,568)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(2,889)	—

Net expenses	3,542	67,992	17,799,193	8,525

Net investment income (loss)	3,386,302	62,828,244	161,653,705	14,383,762

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	549,278,418	—

Investments in affiliated issuers	4,891,548	67,677,875	(64,989)	2,517,002

Investments in securities sold short	—	—	(190,235,093)	—

Realized gain distributions from affiliated issuers (Note 10)	7,361,580	106,796,624	—	863,345

Futures contracts	—	—	(201,295,836)	—

Written options	—	—	107,440	—

Swap contracts	—	—	39,982,690	—

Forward currency contracts	—	—	11,763,114	—

Foreign currency and foreign currency related transactions	—	—	(1,391,546)	—

Net realized gain (loss)	12,253,128	174,474,499	208,144,198	3,380,347

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	(529,931,440)	—

Investments in affiliated issuers	(9,298,594)	(190,742,470)	(63,382)	(10,962,253)

Investments in securities sold short	—	—	197,036,385	—

Futures contracts	—	—	87,734,235	—

Written options	—	—	261,157	—

Swap contracts	—	—	(2,055,731)	—

Forward currency contracts	—	—	(7,021,471)	—

Foreign currency and foreign currency related transactions	—	—	235,429	—

Net change in unrealized appreciation (depreciation)	(9,298,594)	(190,742,470)	(253,804,818)	(10,962,253)

Net realized and unrealized gain (loss)	2,954,534	(16,267,971)	(45,660,620)	(7,581,906)

Net increase (decrease) in net assets resulting from operations	$6,340,836	$46,560,273	$115,993,085	$6,801,856

(a) Withholding tax:	$—	$—	$13,218,492	$—

(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$1,800,082	$—

(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$724,617	$—
*	Includes $5,187 of printing expenses.
**	Includes $10,871 of printing expenses.
***	Includes $129,340 of pricing expenses.
****	Includes $5,390 of printing expenses.

See accompanying notes to the financial statements.	141

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2022 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$19	$328	$4,842,824

Dividends from affiliated issuers (Note 10)	41,108,743	—	6,156,995

Interest	—	662,019	24,265

Total investment income	41,108,762	662,347	11,024,084

Expenses:

Management fee (Note 5)	—	2,842,393	—

Shareholder service fee – Class III (Note 5)	—	45,617	—

Shareholder service fee – Class VI (Note 5)	—	155,126	—

Shareholder service fee – Class I (Note 5)	—	32,909	—

Audit and tax fees	24,182	84,436	51,368

Custodian, fund accounting agent and transfer agent fees	69,484	166,706	405,977

Dividend expense on short sales	—	—	746,932

Legal fees	11,759	13,181	14,372

Registration fees	35,498	54,477	4,859

Trustees’ fees and related expenses (Note 5)	28,030	9,280	14,053

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	202,848

Miscellaneous	11,247 *	36,707	62,416 **

Total expenses	180,200	3,440,832	1,502,825

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(148,894)	(329,145)	(511,841)

Net expenses	31,306	3,111,687	990,984

Net investment income (loss)	41,077,456	(2,449,340)	10,033,100

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	31,768	35,341,914

Investments in affiliated issuers	16,671,765	—	26,052,334

Investments in securities sold short	—	—	(10,163,734)

Realized gain distributions from affiliated issuers (Note 10)	2,744,179	—	9,921,109

Futures contracts	—	(2,111,965)	—

Swap contracts	—	2,210,504	3,693,996

Forward currency contracts	—	(6,979,629)	—

Foreign currency and foreign currency related transactions	—	150,716	(15,729)

Net realized gain (loss)	19,415,944	(6,698,606)	64,829,890

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	(1,565,447)	(25,629,172)

Investments in affiliated issuers	(81,975,337)	—	(35,069,004)

Investments in securities sold short	—	—	12,848,880

Futures contracts	—	2,122,119	—

Swap contracts	—	(731,341)	(936,471)

Forward currency contracts	—	1,281,588	—

Foreign currency and foreign currency related transactions	—	(12,036)	(19,449)

Net change in unrealized appreciation (depreciation)	(81,975,337)	1,094,883	(48,805,216)

Net realized and unrealized gain (loss)	(62,559,393)	(5,603,723)	16,024,674

Net increase (decrease) in net assets resulting from operations	$(21,481,937)	$(8,053,063)	$26,057,774

(a) Withholding tax:	$—	$—	$356,693

(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$95,529

(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$(88,660)
*	Includes $6,471 of printing expenses.
**	Includes $53,076 of pricing expenses.

142	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Consolidated Alternative Allocation Fund		Benchmark-Free Allocation Fund(a)
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$604,065	$(994,645)	$125,445,340	$114,142,597

Net realized gain (loss)	1,862,748	(7,143,588)	(51,783,321)	60,048,306

Change in net unrealized appreciation (depreciation)	(3,368,084)	4,116,009	(9,001,883)	80,415,746

Net increase (decrease) in net assets from operations	(901,271)	(4,022,224)	64,660,136	254,606,649

Distributions to shareholders:

Class III	—	—	(40,126,356)	(104,307,810)

Class IV	—	—	(36,148,761)	(71,760,959)

Class VI	(6,442,811)	(5,356,980)	—	—

Class MF	—	—	(34,695,369)	(69,378,466)

Class R6	(15,298)	(9,953)*	(5,897,575)	(1,488,297)**

Class I	(6,161,945)	(4,350,593)	(8,143,311)	(4,256,750)

Total distributions	(12,620,054)	(9,717,526)	(125,011,372)	(251,192,282)

Net share transactions (Note 9):

Class III	—	—	(488,898,874)	(1,549,777,251)

Class IV	—	—	(553,716,829)	(144,019,491)

Class VI	(91,476,207)	37,929,124	—	—

Class MF	—	—	(330,119,921)	(1,092,603,160)

Class R6	(445,328)	487,583 *	(35,040,180)	308,687,885 **

Class I	(114,729,175)	239,618,890	46,774,244	222,508,366

Increase (decrease) in net assets resulting from net share transactions	(206,650,710)	278,035,597	(1,361,001,560)	(2,255,203,651)

Total increase (decrease) in net assets	(220,172,035)	264,295,847	(1,421,352,796)	(2,251,789,284)

Net assets:

Beginning of period	499,337,007	235,041,160	6,544,997,835	8,796,787,119

End of period	$279,164,972	$499,337,007	$5,123,645,039	$6,544,997,835

(a)	A plan of reorganization was completed on January 22, 2021.
*	Period from July 31, 2020 (commencement of operations) through February 28, 2021.
**	Period from May 1, 2020 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	143

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund(a)
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$65,016,102	$64,891,218	$17,733,383	$33,047,243

Net realized gain (loss)	147,007,130	(174,343,234)	68,360,369	38,313,845

Change in net unrealized appreciation (depreciation)	(190,582,429)	239,716,675	(76,899,817)	72,475,821

Net increase (decrease) in net assets from operations	21,440,803	130,264,659	9,193,935	143,836,909

Distributions to shareholders:

Class III	(78,012,250)	(71,248,951)	(36,020,211)	(38,839,616)

Class R6	—	—	(1,757,031)	(1,148,742)

Class I	—	—	(758,336)	— *

Total distributions	(78,012,250)	(71,248,951)	(38,535,578)	(39,988,358)

Net share transactions (Note 9):

Class III	(488,070,825)	(484,449,320)	(73,648,726)	(950,346,978)

Class R6	—	—	(161,766,780)	164,512,376

Class I	—	—	(7,391,714)	20,705,602 *

Increase (decrease) in net assets resulting from net share transactions	(488,070,825)	(484,449,320)	(242,807,220)	(765,129,000)

Total increase (decrease) in net assets	(544,642,272)	(425,433,612)	(272,148,863)	(661,280,449)

Net assets:

Beginning of period	2,158,496,042	2,583,929,654	896,129,609	1,557,410,058

End of period	$1,613,853,770	$2,158,496,042	$623,980,746	$896,129,609

(a)	A plan of reorganization was completed on January 22, 2021.
*	Period from January 6, 2021 (commencement of operations) through February 28, 2021.

144	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,386,302	$2,465,589	$62,828,244	$51,214,464

Net realized gain (loss)	12,253,128	1,263,773	174,474,499	77,284,915

Change in net unrealized appreciation (depreciation)	(9,298,594)	14,596,077	(190,742,470)	249,758,702

Net increase (decrease) in net assets from operations	6,340,836	18,325,439	46,560,273	378,258,081

Distributions to shareholders:

Class III	(10,659,337)	(2,967,463)	(122,025,655)	(58,232,912)

Class R6	—	—	(541,431)	(227,894	)*

Class I	—	—	(191,269)	(64,254	)**

Total distributions	(10,659,337)	(2,967,463)	(122,758,355)	(58,525,060)

Net share transactions (Note 9):

Class III	2,974,852	(587,343)	7,964,576	(135,640,442)

Class R6	—	—	649,789	5,755,476	*

Class I	—	—	535,784	1,969,305	**

Increase (decrease) in net assets resulting from net share transactions	2,974,852	(587,343)	9,150,149	(127,915,661)

Total increase (decrease) in net assets	(1,343,649)	14,770,633	(67,047,933)	191,817,360

Net assets:

Beginning of period	88,153,523	73,382,890	1,647,881,110	1,456,063,750

End of period	$86,809,874	$88,153,523	$1,580,833,177	$1,647,881,110

*	Period from July 15, 2020 (commencement of operations) through February 28 , 2021.
**	Period from August 17, 2020 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	145

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund(a)
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$161,653,705	$175,368,048	$14,383,762	$9,596,314

Net realized gain (loss)	208,144,198	(653,822,989)	3,380,347	1,580,267

Change in net unrealized appreciation (depreciation)	(253,804,818)	511,939,039	(10,962,253)	30,626,653

Net increase (decrease) in net assets from operations	115,993,085	33,484,098	6,801,856	41,803,234

Distributions to shareholders:

Core Class	(150,035,453)	(132,218,180)	—	—

Class III	—	—	(15,331,043)	(9,649,537)

Class R6	—	—	(544,452)	—

Total distributions	(150,035,453)	(132,218,180)	(15,875,495)	(9,649,537)

Net share transactions (Note 9):

Core Class	(1,255,098,954)	(1,045,204,818)	—	—

Class III	—	—	13,953,404	(112,552,246)

Class R6	—	—	313,408	8,318,148 *

Increase (decrease) in net assets resulting from net share transactions	(1,255,098,954)	(1,045,204,818)	14,266,812	(104,234,098)

Total increase (decrease) in net assets	(1,289,141,322)	(1,143,938,900)	5,193,173	(72,080,401)

Net assets:

Beginning of period	5,970,367,221	7,114,306,121	225,382,944	297,463,345

End of period	$4,681,225,899	$5,970,367,221	$230,576,117	$225,382,944

(a)	A plan of reorganization was completed on January 22, 2021.
*	Period from January 22, 2021 (commencement of operations) through February 28, 2021.

146	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund(a)		Consolidated SGM Major Markets Fund
	Year Ended February 28,		Year Ended February 28,
	2022	2021	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$41,077,456	$33,987,418	$(2,449,340)	$(717,925)

Net realized gain (loss)	19,415,944	(20,360,817)	(6,698,606)	53,389,439

Change in net unrealized appreciation (depreciation)	(81,975,337)	133,302,879	1,094,883	(19,979,166)

Net increase (decrease) in net assets from operations	(21,481,937)	146,929,480	(8,053,063)	32,692,348

Distributions to shareholders:

Class III	(29,164,941)	(23,516,204)	(2,188,743)	(605,875)

Class VI	—	—	(23,082,080)	(7,340,475)

Class R6	(15,335,754)	(10,144,475)	—	—

Class I	—	—	(1,575,727)	(170,853)*

Total distributions	(44,500,695)	(33,660,679)	(26,846,550)	(8,117,203)

Net share transactions (Note 9):

Class III	(119,007,367)	(121,597,130)	5,866,671	11,338,628

Class VI	—	—	(77,631,000)	(542,443,992)

Class R6	2,753,167	13,037,294	—	—

Class I	—	—	8,999,513	14,188,676 *

Increase (decrease) in net assets resulting from net share transactions	(116,254,200)	(108,559,836)	(62,764,816)	(516,916,688)

Total increase (decrease) in net assets	(182,236,832)	4,708,965	(97,664,429)	(492,341,543)

Net assets:

Beginning of period	861,554,172	856,845,207	358,055,329	850,396,872

End of period	$679,317,340	$861,554,172	$260,390,900	$358,055,329

(a)	A plan of reorganization was completed on January 22, 2021.
*	Period from September 23, 2020 (commencement of operations) through February 28, 2021.

See accompanying notes to the financial statements.	147

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Strategic Opportunities Allocation Fund
	Year Ended February 28,
	2022	2021
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$10,033,100	$18,754,742

Net realized gain (loss)	64,829,890	14,588,170

Change in net unrealized appreciation (depreciation)	(48,805,216)	66,489,403

Net increase (decrease) in net assets from operations	26,057,774	99,832,315

Distributions to shareholders:

Class III	(67,555,650)	(26,956,390)

Total distributions	(67,555,650)	(26,956,390)

Net share transactions (Note 9):

Class III	(301,846,406)	(266,517,298)

Increase (decrease) in net assets resulting from net share transactions	(301,846,406)	(266,517,298)

Total increase (decrease) in net assets	(343,344,282)	(193,641,373)

Net assets:

Beginning of period	579,796,304	773,437,677

End of period	$236,452,022	$579,796,304

148	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares				Class R6 Shares				Class I Shares
	Year Ended February 28,		Period from May 1, 2019 (commencement of operations) through February 29, 2020		Year Ended February 28, 2022		Period from July 31, 2020 (commencement of operations) through February 28, 2021		Year Ended February 28,		Period from September 4, 2019 (commencement of operations) through February 29, 2020
	2022	2021							2022	2021
Net asset value, beginning of period	$18.99	$19.45	$20.00		$18.95		$19.33		$18.96	$19.44	$20.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05	(0.02)	0.15		(0.00	)(b)	(0.03)		0.01	(0.09)	0.10
Net realized and unrealized gain (loss)	(0.23)	0.03 (c)	(0.18)		(0.04)		0.07	(c)	(0.23)	0.04 (c)	(0.33)

Total from investment operations	(0.18)	0.01	(0.03)		(0.04)		0.04		(0.22)	(0.05)	(0.23)

Less distributions to shareholders:
From net investment income	—	(0.47)	(0.06)		—		(0.42)		—	(0.43)	(0.05)
From net realized gains	(0.73)	—	(0.46)		(0.73)		—		(0.73)	—	(0.46)

Total distributions	(0.73)	(0.47)	(0.52)		(0.73)		(0.42)		(0.73)	(0.43)	(0.51)

Net asset value, end of period	$18.08	$18.99	$19.45		$18.18		$18.95		$18.01	$18.96	$19.44

Total Return(d)	(0.99)%	0.01%	(0.21	)%**	(0.23)%		0.16	%**	(1.21)%	(0.30)%	(1.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130,896	$230,386	$200,812		$22		$478		$148,247	$268,473	$34,229
Net operating expenses to average daily net assets(e)	0.80%	0.76%	0.77	%*	0.97%		0.93	%*	1.07%	1.02%	1.02	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.51%	0.49%	0.29	%*	0.58%		0.53	%*	0.50%	0.51%	0.23	%*
Total net expenses to average daily net assets(e)	1.31%	1.25%	1.05	%*	1.55%		1.46	%*	1.57%	1.53%	1.25	%*
Net investment income (loss) to average daily net assets(a)	0.29%	(0.10)%	0.88	%*	0.01%		(0.26	)%*	0.06%	(0.44)%	0.98	%*
Portfolio turnover rate(g)	572%	410%	243	%**	572%		410	%**	572%	410%	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.17%	0.15%	0.27	%*	0.13%		0.16	%*	0.19%	0.15%	0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the periods ended February 28, 2022, February 28, 2021 and February 29, 2020, including transactions in USTF, was 572%, 411% and 250%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	149

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares					Class IV Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.97	$25.53	$26.36	$27.76	$25.78	$25.96	$25.53	$26.35	$27.75	$25.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.57	0.40	0.83	0.82	0.52	0.49	0.43	0.83	0.88	0.58
Net realized and unrealized gain (loss)	(0.35)	0.98	(0.75)	(1.30)	2.12	(0.25)	0.96	(0.73)	(1.35)	2.06

Total from investment operations	0.22	1.38	0.08	(0.48)	2.64	0.24	1.39	0.10	(0.47)	2.64

Less distributions to shareholders:
From net investment income	(0.63)	(0.78)	(0.90)	(0.90)	(0.66)	(0.64)	(0.80)	(0.91)	(0.91)	(0.67)
From net realized gains	—	(0.16)	(0.01)	(0.02)	—	—	(0.16)	(0.01)	(0.02)	—

Total distributions	(0.63)	(0.94)	(0.91)	(0.92)	(0.66)	(0.64)	(0.96)	(0.92)	(0.93)	(0.67)

Net asset value, end of period	$25.56	$25.97	$25.53	$26.36	$27.76	$25.56	$25.96	$25.53	$26.35	$27.75

Total Return(b)	0.86%	5.60%	0.11%	(1.55)%	10.28%	0.93%	5.61%	0.21%	(1.50)%	10.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,726,440	$2,227,712	$3,785,568	$4,642,211	$5,162,084	$1,388,080	$1,965,528	$2,085,324	$2,737,619	$2,756,005
Net operating expenses to average daily net assets(c)	0.75%	0.70%	0.66%	0.65%	0.65%	0.70%	0.66%	0.61%	0.60%	0.60%
Net investment income (loss) to average daily net assets(a)	2.15%	1.59%	3.12%	3.07%	1.93%	1.85%	1.73%	3.12%	3.29%	2.13%
Portfolio turnover rate	7%	20%	10%	18%	9%	7%	20%	10%	18%	9%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.06%	0.11%	0.15%	0.15%	0.16%	0.06%	0.10%	0.15%	0.15%	0.16%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$0.00 (e)	$0.01	$—	$—	$—	$0.00 (e)	$0.01

	Class MF Shares
	Year Ended February 28/29,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.99	$25.55	$26.38	$27.77	$25.80

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.60	0.38	0.83	0.77	0.56
Net realized and unrealized gain (loss)	(0.37)	1.01	(0.74)	(1.23)	2.08

Total from investment operations	0.23	1.39	0.09	(0.46)	2.64

Less distributions to shareholders:
From net investment income	(0.64)	(0.79)	(0.91)	(0.91)	(0.67)
From net realized gains	—	(0.16)	(0.01)	(0.02)	—

Total distributions	(0.64)	(0.95)	(0.92)	(0.93)	(0.67)

Net asset value, end of period	$25.58	$25.99	$25.55	$26.38	$27.77

Total Return(b)	0.91%	5.64%	0.16%	(1.47)%	10.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,370,527	$1,716,252	$2,827,442	$3,926,518	$5,622,091
Net operating expenses to average daily net assets(c)	0.70%	0.65%	0.61%	0.60%	0.60%
Net investment income (loss) to average daily net assets(a)	2.25%	1.54%	3.12%	2.88%	2.06%
Portfolio turnover rate	7%	20%	10%	18%	9%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.06%	0.11%	0.15%	0.15%	0.16%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$0.00 (e)	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratios include indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

150	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares			Class I Shares
	Year Ended February 28, 2022	Period from May 1, 2020 (commencement of operations) through February 28, 2021		Year Ended February 28,		Period from August 8, 2019 (commencement of operations) through February 29, 2020
				2022	2021
Net asset value, beginning of period	$25.95	$23.95		$25.95	$25.52	$26.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.55	0.24		0.63	0.33	1.10
Net realized and unrealized gain (loss)	(0.33)	2.72		(0.44)	1.02	(0.93)

Total from investment operations	0.22	2.96		0.19	1.35	0.17

Less distributions to shareholders:
From net investment income	(0.63)	(0.80)		(0.61)	(0.76)	(0.89)
From net realized gains	—	(0.16)		—	(0.16)	—

Total distributions	(0.63)	(0.96)		(0.61)	(0.92)	(0.89)

Net asset value, end of period	$25.54	$25.95		$25.53	$25.95	$25.52

Total Return(b)	0.86%	12.55	%**	0.77%	5.47%	0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$273,491	$310,687		$365,107	$324,819	$98,453
Net expenses to average daily net assets(c)	0.75%	0.74	%*	0.85%	0.81%	0.74	%*
Net investment income (loss) to average daily net assets(a)	2.06%	1.16	%*	2.38%	1.30%	7.22	%*
Portfolio turnover rate	7%	20	%**	7%	20%	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.06%	0.08	%*	0.07%	0.10%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	151

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.48	$18.88	$19.56	$20.91	$18.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.63	0.52	0.72	0.58	0.46
Net realized and unrealized gain (loss)	(0.39)	0.71	(0.59)	(1.21)	2.10

Total from investment operations	0.24	1.23	0.13	(0.63)	2.56

Less distributions to shareholders:
From net investment income	(0.87)	(0.63)	(0.81)	(0.72)	(0.60)

Total distributions	(0.87)	(0.63)	(0.81)	(0.72)	(0.60)

Net asset value, end of period	$18.85	$19.48	$18.88	$19.56	$20.91

Total Return(b)	1.21%	6.64%	0.41%	(2.80)%	13.59%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,613,854	$2,158,496	$2,583,930	$3,165,731	$4,486,489
Net operating expenses to average daily net assets(c)	0.03%	0.04%	0.02%	0.02%	0.02%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.26%	0.08%	0.03%	0.04%	0.00	%(e)
Total net expenses to average daily net assets(c)	0.29%	0.12%	0.05%	0.06%	0.02%
Net investment income (loss) to average daily net assets(a)	3.19%	2.86%	3.64%	2.92%	2.29%
Portfolio turnover rate(f)	138%	145%	50%	59%	78%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%	0.05%	0.04%	0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$0.00 (g)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 145%, 151%, 52%, 59% and 81%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

152	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares										Class R6 Shares					Class I Shares
	Year Ended February 28/29,										Year Ended February 28,			Period from September 30, 2019 (commencement of operations) through February 29, 2020		Year Ended February 28, 2022	Period from January 6, 2021 (commencement of operations) through February 28, 2021
	2022		2021		2020		2019		2018		2022		2021
Net asset value, beginning of period	$34.92		$31.50		$31.47		$33.31		$30.48		$34.93		$31.50	$32.56		$34.92	$34.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.96		0.88		1.08		1.02		0.73		0.51		0.93	0.86		0.87	(0.01)
Net realized and unrealized gain (loss)	(0.90)		3.91		0.29		(1.74)		2.93		(0.48)		3.87	(0.71)		(0.84)	0.22

Total from investment operations	0.06		4.79		1.37		(0.72)		3.66		0.03		4.80	0.15		0.03	0.21

Less distributions to shareholders:
From net investment income	(2.12)		(1.37)		(1.34)		(1.12)		(0.83)		(2.12)		(1.37)	(1.21)		(2.08)	—
From net realized gains	—		—		—		—		—		—		—	—		—	—

Total distributions	(2.12)		(1.37)		(1.34)		(1.12)		(0.83)		(2.12)		(1.37)	(1.21)		(2.08)	—

Net asset value, end of period	$32.86		$34.92		$31.50		$31.47		$33.31		$32.84		$34.93	$31.50		$32.87	$34.92

Total Return(b)	(0.10)%		15.39%		4.12%		(1.96)%		12.04%		(0.19)%		15.42%	0.22	%**	(0.18)%	0.61	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$585,212		$692,580		$1,539,522		$1,909,728		$2,475,605		$26,148		$183,052	$17,888		$12,621	$20,497
Net operating expenses to average daily net assets(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.01%	0.00	%(d)	0.10%	0.11%
Net investment income (loss) to average daily net assets(a)	2.68%		2.78%		3.32%		3.17%		2.24%		1.44%		2.78%	6.23	%*	2.41%	(0.10	)%*
Portfolio turnover rate(e)	27%		30%		27%		21%		20%		27%		30%	27	%**	27%	30	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.01%		0.01%		0.01%		0.01%		0.02%		0.02%	0.01	%*	0.03%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.00	(f)	$0.01		$—		$—	$—		$—	$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 31%, 41%, 28%, 24% and 22%, respectively, of the average value of its portfolio.

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	153

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.79	$20.87	$21.20	$22.88	$19.60

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.00	0.75	0.25	0.57	0.42
Net realized and unrealized gain (loss)	0.94	5.12	0.42	(1.67)	3.55

Total from investment operations	1.94	5.87	0.67	(1.10)	3.97

Less distributions to shareholders:
From net investment income	(2.08)	(0.95)	(0.74)	(0.58)	(0.69)
From net realized gains	(1.22)	—	(0.26)	—	—

Total distributions	(3.30)	(0.95)	(1.00)	(0.58)	(0.69)

Net asset value, end of period	$24.43	$25.79	$20.87	$21.20	$22.88

Total Return(b)	6.80%	28.41%	2.87%	(4.58)%	20.39%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,810	$88,154	$73,383	$447,874	$469,283
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.61%	3.39%	1.16%	2.62%	1.99%
Portfolio turnover rate	19%	25%	21%	6%	5%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.06%	0.03%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$0.00 (e)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

154	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares										Class R6 Shares				Class I Shares
	Year Ended February 28/29,										Year Ended February 28, 2022		Period from July 15, 2020 (commencement of operations) through February 28, 2021		Year Ended February 28, 2022	Period from August 17, 2020 (commencement of operations) through February 28, 2021 (Unaudited)
	2022		2021		2020		2019		2018
Net asset value, beginning of period	$29.91		$24.37		$24.63		$26.86		$22.84		$29.91		$25.19		$29.91	$26.14

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.18		0.88		0.83		0.65		0.68		1.19		0.81		1.17	0.90
Net realized and unrealized gain (loss)	(0.28)		5.75		(0.16)		(2.18)		4.11		(0.28)		4.96		(0.31)	3.91

Total from investment operations	0.90		6.63		0.67		(1.53)		4.79		0.91		5.77		0.86	4.81

Less distributions to shareholders:
From net investment income	(2.35)		(1.09)		(0.93)		(0.70)		(0.77)		(2.35)		(1.05)		(2.32)	(1.04)
From net realized gains	(0.01)		—		—		—		—		(0.01)		—		(0.01)	—

Total distributions	(2.36)		(1.09)		(0.93)		(0.70)		(0.77)		(2.36)		(1.05)		(2.33)	(1.04)

Net asset value, end of period	$28.45		$29.91		$24.37		$24.63		$26.86		$28.46		$29.91		$28.44	$29.91

Total Return(b)	2.49%		27.51%		2.36%		(5.43)%		21.06%		2.52%		23.14	%**	2.37%	18.64	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,571,153		$1,638,868		$1,456,064		$1,637,744		$2,328,921		$7,065		$6,781		$2,615	$2,233
Net expenses to average daily net assets(c)	0.00	% (d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)*	0.10%	0.10	%*
Net investment income (loss) to average daily net assets(a)	3.69%		3.44%		3.26%		2.56%		2.67%		3.74%		4.70	%*	3.67%	5.95	%*
Portfolio turnover rate	20%		20%		20%		11%		14%		20%		20	%**	20%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01	%*	0.01%	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.00	(e)	$0.01		$—		$—		$—	$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	155

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Year Ended February 28/29,
	2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.70		$12.74		$13.22		$14.09		$13.06

Income (loss) from investment operations:
Net investment income (loss)†	0.38	(a)	0.35	(a)	0.49	(a)	0.40		0.33
Net realized and unrealized gain (loss)	(0.13)		(0.11)		(0.43)		(0.69)		1.11

Total from investment operations	0.25		0.24		0.06		(0.29)		1.44

Less distributions to shareholders:
From net investment income	(0.41)		(0.28)		(0.54)		(0.58)		(0.41)

Total distributions	(0.41)		(0.28)		(0.54)		(0.58)		(0.41)

Net asset value, end of period	$12.54		$12.70		$12.74		$13.22		$14.09

Total Return(b)	2.02%		1.95%		0.25%		(1.88)%		11.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,681,226		$5,970,367		$7,114,306		$8,965,578		$11,505,699
Net operating expenses to average daily net assets	0.00	%(c)(d)	0.01	%(c)	0.00	%(c)(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses to average daily net assets(e)	0.32%		0.15%		0.06%		0.10%		0.04%
Total net expenses to average daily net assets	0.32	%(c)	0.16	%(c)	0.06	%(c)	0.10%		0.04%
Net investment income (loss) to average daily net assets	2.95	%(a)	2.89	%(a)	3.65	%(a)	2.95%		2.44%
Portfolio turnover rate	194	%(f)	189	%(f)	97	%(f)	112%		146%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(g)	0.06	%(g)	0.05	%(g)	0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$0.00	(h)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021 and February 29, 2020, including transactions in USTF, was 200%, 196% and 100%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
(h)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

156	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares					Class R6 Shares
	Year Ended February 28/29,					Year Ended February 28, 2022		Period from January 22, 2021 (commencement of operations) through February 28, 2021
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.95	$14.52	$14.75	$17.32	$14.72	$16.95		$17.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.05	0.61	0.49	0.51	0.53	1.02		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.51)	2.56	(0.12)	(2.56)	2.61	(0.48)		(0.13)

Total from investment operations	0.54	3.17	0.37	(2.05)	3.14	0.54		(0.13)

Less distributions to shareholders:
From net investment income	(1.09)	(0.74)	(0.60)	(0.52)	(0.54)	(1.09)		—
From net realized gains	(0.05)	0.00	0.00	0.00	0.00	(0.05)		—

Total distributions	(1.14)	(0.74)	(0.60)	(0.52)	(0.54)	(1.14)		—

Net asset value, end of period	$16.35	$16.95	$14.52	$14.75	$17.32	$16.35		$16.95

Total Return(c)	2.88%	22.02%	2.14%	(11.57)%	21.41%	2.88%		(0.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$222,308	$217,129	$297,463	$572,830	$664,867	$8,268		$8,254
Net expenses to average daily net assets(d)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%(e)	0.01	%*
Net investment income (loss) to average daily net assets(a)	5.82%	4.20%	3.25%	3.25%	3.20%	5.66%		(0.01	)%*
Portfolio turnover rate	18%	17%	11%	8%	5%	18%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.03%	0.02%	0.02%	0.01%	0.05%		0.05	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$0.00 (e)	$0.00 (e)	$—		$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	157

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares					Class R6 Shares
	Year Ended February 28/29,					Year Ended February 28,		Period from August 30, 2019 (commencement of operations) through February 29, 2020
	2022	2021	2020	2019	2018	2022	2021
Net asset value, beginning of period	$32.31	$27.45	$28.09	$32.62	$27.49	$32.30	$27.44	$27.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.64	1.24	1.02	0.91	0.93	1.74	1.29	1.14
Net realized and unrealized gain (loss)	(2.59)	4.91	(0.46)	(4.47)	5.19	(2.69)	4.86	0.33

Total from investment operations	(0.95)	6.15	0.56	(3.56)	6.12	(0.95)	6.15	1.47

Less distributions to shareholders:
From net investment income	(1.93)	(1.29)	(1.20)	(0.97)	(0.99)	(1.93)	(1.29)	(1.10)

Total distributions	(1.93)	(1.29)	(1.20)	(0.97)	(0.99)	(1.93)	(1.29)	(1.10)

Net asset value, end of period	$29.43	$32.31	$27.45	$28.09	$32.62	$29.42	$32.30	$27.44

Total Return(b)	(3.37)%	22.67%	1.62%	(10.69)%	22.38%	(3.37)%	22.68%	5.04	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$437,139	$598,701	$646,622	$929,967	$1,151,327	$242,178	$262,853	$210,223
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(a)	4.90%	4.40%	3.55%	3.09%	3.00%	5.20%	4.56%	7.83	%*
Portfolio turnover rate	18%	16%	7%	8%	12%	18%	16%	7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02%	0.01%	0.01%	0.01%	0.02%	0.02%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$0.00 (e)	$0.02	$—	$—	$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

158	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares							Class VI Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2022	2021	2020	2019		2018		2022	2021	2020	2019		2018
Net asset value, beginning of period	$32.07	$31.13	$32.17	$31.87		$32.68		$32.03	$31.07	$32.11	$31.78		$32.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.24)	(0.09)	0.27	0.31		0.24		(0.22)	(0.06)	0.25	0.33		0.05
Net realized and unrealized gain (loss)	(0.39)	1.81	(0.83)	0.11	(b)	0.23		(0.38)	1.80	(0.77)	0.13	(b)	0.44

Total from investment operations	(0.63)	1.72	(0.56)	0.42		0.47		(0.60)	1.74	(0.52)	0.46		0.49

Less distributions to shareholders:
From net investment income	(0.71)	(0.03)	(0.48)	(0.12)		—		(0.73)	(0.03)	(0.52)	(0.13)		—
From net realized gains	(1.43)	(0.75)	—	—		(1.28)		(1.43)	(0.75)	—	—		(1.28)

Total distributions	(2.14)	(0.78)	(0.48)	(0.12)		(1.28)		(2.16)	(0.78)	(0.52)	(0.13)		(1.28)

Net asset value, end of period	$29.30	$32.07	$31.13	$32.17		$31.87		$29.27	$32.03	$31.07	$32.11		$31.78

Total Return(c)	(2.00)%	5.48%	(1.74)%	1.32%		1.44%		(1.92)%	5.56%	(1.65)%	1.47%		1.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,796	$30,126	$18,527	$45,409		$26,630		$206,841	$314,087	$831,870	$1,161,238		$1,843,748
Net expenses to average daily net assets(d)	1.00%	1.01%	1.01%	1.00%		1.00%		0.91%	0.91%	0.91%	0.91%		0.91%
Net investment income (loss) to average daily net assets(a)	(0.81)%	(0.27)%	0.85%	0.97%		0.75%		(0.71)%	(0.17)%	0.79%	1.04%		0.16%
Portfolio turnover rate	81%	76%	46%	49	%(e)	106	%(e)	81%	76%	46%	49	%(e)	106	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%	0.07%	0.05%	0.04%		0.03%		0.09%	0.07%	0.04%	0.04%		0.03%

	Class I Shares
	Year Ended February 28, 2022	Period from September 23, 2020 (commencement of operations) through February 28, 2021
Net asset value, beginning of period	$32.06	$32.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.28)	(0.04)
Net realized and unrealized gain (loss)	(0.40)	0.48

Total from investment operations	(0.68)	0.44

Less distributions to shareholders:
From net investment income	(0.72)	—
From net realized gains	(1.43)	(0.75)

Total distributions	(2.15)	(0.75)

Net asset value, end of period	$29.23	$32.06

Total Return(c)	(2.16)%	1.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,753	$13,842
Net expenses to average daily net assets(d)	1.10%	1.11	%*
Net investment income (loss) to average daily net assets(a)	(0.93)%	(0.28	)%*
Portfolio turnover rate	81%	76	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15%	0.14	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019 and February 28, 2018, including transactions in USTF, was 75% and 51%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	159

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.56	$18.98	$19.48	$22.08	$19.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.59	0.54	0.67	0.62	0.58
Net realized and unrealized gain (loss)	0.32	2.93	(0.11)	(1.45)	2.39

Total from investment operations	0.91	3.47	0.56	(0.83)	2.97

Less distributions to shareholders:
From net investment income	(1.22)	(0.71)	(0.77)	(0.67)	(0.63)
From net realized gains	(3.34)	(0.18)	(0.29)	(1.10)	(0.02)

Total distributions	(4.56)	(0.89)	(1.06)	(1.77)	(0.65)

Net asset value, end of period	$17.91	$21.56	$18.98	$19.48	$22.08

Total Return(b)	3.57%	18.66%	2.57%	(3.45)%	15.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$236,452	$579,796	$773,438	$915,148	$1,302,441
Net operating expenses to average daily net assets(c)	0.01%	0.01%	0.01%	0.01%	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.26%	0.07%	0.03%	0.03%	—
Total net expenses to average daily net assets(c)	0.27%	0.08%	0.04%	0.04%	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.71%	2.85%	3.35%	3.01%	2.73%
Portfolio turnover rate(f)	95%	61%	36%	35%	20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14%	0.07%	0.03%	0.03%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$—	$—	$0.00 (g)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 122%, 80%, 41%, 38% and 25%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

160	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2022

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than benchmark

Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

161

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2022, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

162

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

163

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2022:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,010,651	$—	$3,010,651
Belgium	—	885,803	—	885,803
Brazil	332,957	—	—	332,957
Canada	4,814,353	—	—	4,814,353
China	586,411	3,359,109	66,215	4,011,735
Denmark	—	1,558,326	—	1,558,326
Finland	—	461,376	—	461,376
France	—	1,467,384	—	1,467,384
Germany	—	4,094,263	—	4,094,263
Hong Kong	—	802,971	—	802,971
India	—	1,351,705	—	1,351,705
Israel	2,232,058	—	—	2,232,058
Italy	—	2,840,779	—	2,840,779
Japan	51,952	9,810,301	—	9,862,253
Malaysia	—	42,655	—	42,655
Netherlands	321,145	1,940,701	—	2,261,846
New Zealand	—	278,804	—	278,804
South Africa	—	324,022	—	324,022
South Korea	53,388	387,267	—	440,655
Spain	—	987,618	—	987,618
Sweden	—	884,583	—	884,583
Switzerland	78,714	615,654	—	694,368
Taiwan	—	314,555	—	314,555
United Kingdom	225,016	10,260,083	—	10,485,099
United States	116,052,343	—	—	116,052,343

TOTAL COMMON STOCKS	124,748,337	45,678,610	66,215	170,493,162

Preferred Stocks
Brazil	315,469	—	—	315,469
Germany	—	292,812	—	292,812

TOTAL PREFERRED STOCKS	315,469	292,812	—	608,281

Rights/Warrants
United States	—	—	263,451	263,451

TOTAL RIGHTS/WARRANTS	—	—	263,451	263,451

Investment Funds
United States	—	—	5,607,602	5,607,602

TOTAL INVESTMENT FUNDS	—	—	5,607,602	5,607,602

Debt Obligations
United States	98,361,047	—	—	98,361,047

TOTAL DEBT OBLIGATIONS	98,361,047	—	—	98,361,047

Mutual Funds
United States	9,811,873	—	—	9,811,873

TOTAL MUTUAL FUNDS	9,811,873	—	—	9,811,873

Short-Term Investments	76,322,001	—	—	76,322,001
Purchased Options	—	762,841	—	762,841

Total Investments	309,558,727	46,734,263	5,937,268	362,230,258

164

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,485,428	$—	$1,485,428
Futures Contracts
Equity Risk	1,154,900	521,083	—	1,675,983
Interest Rate Risk	331,568	—	—	331,568
Swap Contracts
Credit Risk	—	5,111,157	—	5,111,157
Equity Risk	—	412,319	—	412,319
Interest Rate Risk	—	5,714,077	—	5,714,077

Total	$311,045,195	$59,978,327	$5,937,268	$376,960,790

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,477,208)	$—	$(1,477,208)
Austria	—	(610,802)	—	(610,802)
Belgium	—	(460,878)	—	(460,878)
Canada	(2,454,290)	—	—	(2,454,290)
Denmark	—	(246,793)	—	(246,793)
France	—	(2,250,116)	—	(2,250,116)
Germany	—	(2,715,652)	—	(2,715,652)
Israel	(807,053)	—	—	(807,053)
Italy	(21,495)	(1,990,051)	—	(2,011,546)
Japan	—	(8,753,267)	—	(8,753,267)
Netherlands	—	(1,086,597)	—	(1,086,597)
New Zealand	—	(325,157)	—	(325,157)
Norway	—	(73,038)	—	(73,038)
Singapore	—	(809,960)	—	(809,960)
Spain	—	(1,751,250)	—	(1,751,250)
Sweden	—	(1,137,393)	—	(1,137,393)
Switzerland	—	(940,754)	—	(940,754)
United Kingdom	—	(6,026,929)	—	(6,026,929)
United States	(68,131,506)	—	—	(68,131,506)

TOTAL COMMON STOCKS	(71,414,344)	(30,655,845)	—	(102,070,189)

Preferred Stocks
Germany	—	(328,486)	—	(328,486)

TOTAL PREFERRED STOCKS	—	(328,486)	—	(328,486)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(2,917,160)	—	(2,917,160)
Futures Contracts
Equity Risk	(919,885)	(1,374,536)	—	(2,294,421)
Interest Rate Risk	(106,477)	—	—	(106,477)
Written Options
Credit Risk	—	(740,275)	—	(740,275)
Equity Risk	(575,779)	—	—	(575,779)
Swap Contracts
Credit Risk	—	(964,709)	—	(964,709)
Equity Risk	—	(625,784)	—	(625,784)
Interest Rate Risk	—	(6,849,195)	—	(6,849,195)

Total	$(73,016,485)	$(44,455,990)	$—	$(117,472,475)

165

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$5,122,161,675	$—	$—		$5,122,161,675
Short-Term Investments	4,385,029	—	—		4,385,029
Total Investments	5,126,546,704	—	—		5,126,546,704

Total	$5,126,546,704	$—	$—		$5,126,546,704

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$84,597	$—	$—		$84,597
Australia	—	24,768,086	—		24,768,086
Austria	—	85,436	—		85,436
Belgium	—	8,236,854	—		8,236,854
Brazil	7,386,046	19,080,679	—		26,466,725
Canada	30,729,385	—	—		30,729,385
Chile	234,856	1,220,833	—		1,455,689
China	7,028,488	126,901,658	381,894		134,312,040
Czech Republic	—	811,903	—		811,903
Denmark	—	8,729,357	—		8,729,357
Egypt	—	816,706	—		816,706
Finland	—	5,880,204	—		5,880,204
France	114,264	33,838,677	—		33,952,941
Germany	—	21,889,086	—		21,889,086
Greece	—	579,804	0	§	579,804
Hong Kong	—	14,763,488	—		14,763,488
Hungary	—	433,108	—		433,108
India	1,938,666	42,585,257	—		44,523,923
Indonesia	—	8,052,242	—		8,052,242
Ireland	2,173,938	7,712,528	—		9,886,466
Israel	4,686,014	2,233,147	—		6,919,161
Italy	—	15,317,009	—		15,317,009
Japan	44,897	232,407,565	—		232,452,462
Kuwait	—	1,954,677	—		1,954,677
Luxembourg	1,048,776	—	—		1,048,776
Malaysia	—	686,796	—		686,796
Mexico	26,549,590	—	—		26,549,590
Netherlands	1,491,382	21,957,383	—		23,448,765
New Zealand	—	1,584,389	—		1,584,389
Norway	—	11,173,449	—		11,173,449
Peru	269,830	—	—		269,830
Philippines	—	300,103	—		300,103
Poland	—	5,085,980	—		5,085,980
Portugal	—	3,466,891	—		3,466,891
Qatar	—	843,253	—		843,253
Russia	—	15,651,893	320,489		15,972,382
Singapore	—	10,713,620	—		10,713,620
South Africa	—	15,413,758	—		15,413,758
South Korea	1,526,172	67,489,447	—		69,015,619
Spain	—	22,095,029	—		22,095,029
Sweden	—	5,505,553	—		5,505,553
Switzerland	402,316	8,932,619	—		9,334,935
Taiwan	2,448,924	93,071,863	—		95,520,787
Thailand	—	13,641,763	—		13,641,763

166

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Turkey	$—	$10,577,242	$—	$10,577,242
United Arab Emirates	—	34,309	—	34,309
United Kingdom	4,117,240	63,230,398	—	67,347,638
United States	225,737,531	—	—	225,737,531

TOTAL COMMON STOCKS	318,012,912	949,754,042	702,383	1,268,469,337

Preferred Stocks
Brazil	2,818,908	10,541,043	—	13,359,951
Chile	125,742	143,649	—	269,391
Colombia	80,201	—	—	80,201
Germany	—	2,480,533	—	2,480,533
Russia	—	2,915,285	—	2,915,285
South Korea	—	4,138,398	—	4,138,398
Taiwan	—	71,641	—	71,641

TOTAL PREFERRED STOCKS	3,024,851	20,290,549	—	23,315,400

Investment Funds
United States	2,429,871	—	—	2,429,871

TOTAL INVESTMENT FUNDS	2,429,871	—	—	2,429,871

Debt Obligations
United States	271,944,002	3	—	271,944,005

TOTAL DEBT OBLIGATIONS	271,944,002	3	—	271,944,005

Mutual Funds
United States	244,931,440	—	—	244,931,440

TOTAL MUTUAL FUNDS	244,931,440	—	—	244,931,440

Short-Term Investments	240,774,994	—	—	240,774,994

Total Investments	1,081,118,070	970,044,594	702,383	2,051,865,047

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,017,142	—	2,017,142
Futures Contracts
Equity Risk	16,740,337	3,709,386	—	20,449,723
Swap Contracts
Equity Risk	—	1,486,428	—	1,486,428
Interest Rate Risk	—	4,827,740	—	4,827,740

Total	$1,097,858,407	$982,085,290	$702,383	$2,080,646,080

Liability Valuation Inputs
Common Stocks
Australia	$—	$(7,797,510)	$—	$(7,797,510)
Austria	—	(3,144,473)	—	(3,144,473)
Belgium	—	(2,216,236)	—	(2,216,236)
Canada	(11,355,361)	—	—	(11,355,361)
Denmark	—	(1,311,820)	—	(1,311,820)
France	—	(11,696,819)	—	(11,696,819)
Germany	—	(14,234,711)	—	(14,234,711)
Israel	(3,942,339)	—	—	(3,942,339)
Italy	—	(10,349,935)	—	(10,349,935)

167

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Japan	$—	$(45,461,005)	$—	$(45,461,005)
Netherlands	—	(5,520,822)	—	(5,520,822)
New Zealand	—	(1,726,788)	—	(1,726,788)
Norway	—	(394,198)	—	(394,198)
Russia	—	(9,031)	—	(9,031)
Singapore	—	(4,129,922)	—	(4,129,922)
Spain	—	(9,270,400)	—	(9,270,400)
Sweden	—	(5,995,326)	—	(5,995,326)
Switzerland	—	(4,874,630)	—	(4,874,630)
United Kingdom	—	(21,550,671)	—	(21,550,671)
United States	(165,430,014)	—	—	(165,430,014)

TOTAL COMMON STOCKS	(180,727,714)	(149,684,297)	—	(330,412,011)

Preferred Stocks
Germany	—	(1,781,505)	—	(1,781,505)

TOTAL PREFERRED STOCKS	—	(1,781,505)	—	(1,781,505)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(2,565,538)	—	(2,565,538)
Futures Contracts
Equity Risk	—	(227,034)	—	(227,034)
Swap Contracts
Equity Risk	—	(443,486)	—	(443,486)
Interest Rate Risk	—	(5,860,139)	—	(5,860,139)

Total	$(180,727,714)	$(160,561,999)	$—	$(341,289,713)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$623,031,502	$—	$—	$623,031,502
Short-Term Investments	833,893	—	—	833,893

Total Investments	623,865,395	—	—	623,865,395

Total	$623,865,395	$—	$—	$623,865,395

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$86,777,788	$—	$—	$86,777,788
Short-Term Investments	49,828	—	—	49,828

Total Investments	86,827,616	—	—	86,827,616

Total	$86,827,616	$—	$—	$86,827,616

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,580,276,953	$—	$—	$1,580,276,953
Short-Term Investments	608,775	—	—	608,775

Total Investments	1,580,885,728	—	—	1,580,885,728

Total	$1,580,885,728	$—	$—	$1,580,885,728

168

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$58,256	$—	$—	$58,256
Australia	—	63,252,785	—	63,252,785
Austria	—	89,410	—	89,410
Belgium	—	20,490,027	—	20,490,027
Brazil	17,944,776	47,572,589	—	65,517,365
Canada	88,959,871	—	—	88,959,871
Chile	691,036	3,451,785	—	4,142,821
China	21,013,317	341,889,839	965,024	363,868,180
Czech Republic	—	1,726,072	—	1,726,072
Denmark	—	23,519,236	—	23,519,236
Egypt	—	1,455,294	—	1,455,294
Finland	—	14,491,494	—	14,491,494
France	177,744	82,671,023	—	82,848,767
Germany	—	62,309,516	—	62,309,516
Greece	—	1,214,694	—	1,214,694
Hong Kong	—	38,812,277	—	38,812,277
Hungary	—	700,611	—	700,611
India	5,330,223	110,519,951	—	115,850,174
Indonesia	—	21,995,519	—	21,995,519
Ireland	6,702,788	16,333,647	—	23,036,435
Israel	18,891,224	4,722,193	—	23,613,417
Italy	—	45,193,879	—	45,193,879
Japan	96,883	565,004,669	—	565,101,552
Kuwait	—	4,899,387	—	4,899,387
Luxembourg	3,008,848	—	—	3,008,848
Malaysia	—	1,275,719	—	1,275,719
Mexico	68,256,792	—	—	68,256,792
Netherlands	4,381,623	54,386,798	185	58,768,606
New Zealand	—	4,156,159	—	4,156,159
Norway	—	26,246,074	—	26,246,074
Philippines	—	2,138,126	—	2,138,126
Poland	—	12,515,920	—	12,515,920
Portugal	—	7,960,852	—	7,960,852
Qatar	—	6,407,670	—	6,407,670
Russia	—	43,423,785	1,248,215	44,672,000
Saudi Arabia	—	860,084	—	860,084
Singapore	—	25,305,701	—	25,305,701
South Africa	—	39,261,250	—	39,261,250
South Korea	4,252,412	168,182,766	—	172,435,178
Spain	—	54,560,984	—	54,560,984
Sweden	—	13,611,006	—	13,611,006
Switzerland	1,250,678	21,484,404	—	22,735,082
Taiwan	14,002,258	221,130,922	—	235,133,180
Thailand	—	31,782,628	—	31,782,628
Turkey	—	26,302,222	—	26,302,222
United Kingdom	11,600,013	180,599,767	—	192,199,780
United States	963,549,406	—	8,961,199	972,510,605
Vietnam	—	45,444	—	45,444

TOTAL COMMON STOCKS	1,230,168,148	2,413,954,178	11,174,623	3,655,296,949

Preferred Stocks
Brazil	9,039,579	26,116,425	—	35,156,004
Chile	622,092	49,582	—	671,674

169

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks (continued)
Colombia	$133,240	$—	$—	$133,240
Germany	—	6,165,174	—	6,165,174
Russia	—	6,481,413	—	6,481,413
South Korea	—	19,277,966	—	19,277,966
Taiwan	—	478,783	—	478,783
United States	—	—	875,250	875,250

TOTAL PREFERRED STOCKS	9,794,911	58,569,343	875,250	69,239,504

Rights/Warrants
Egypt	762	—	—	762
United States	—	—	983,025	983,025

TOTAL RIGHTS/WARRANTS	762	—	983,025	983,787

Investment Funds
United States	6,335,819	—	22,156,919	28,492,738

TOTAL INVESTMENT FUNDS	6,335,819	—	22,156,919	28,492,738

Debt Obligations
Canada	—	2,914,067	—	2,914,067
China	—	328,892	—	328,892
Israel	—	5,550,273	—	5,550,273
Italy	—	408,762	—	408,762
Luxembourg	—	—	2,436,433	2,436,433
Macau	—	2,941,571	—	2,941,571
Netherlands	—	—	55	55
United States	1,061,811,876	136,480,345	18,428,674	1,216,720,895

TOTAL DEBT OBLIGATIONS	1,061,811,876	148,623,910	20,865,162	1,231,300,948

Mutual Funds
United States	12,509,088	—	—	12,509,088

TOTAL MUTUAL FUNDS	12,509,088	—	—	12,509,088

Short-Term Investments	542,810,800	203,728	—	543,014,528
Purchased Options	70,255	—	—	70,255

Total Investments	2,863,501,659	2,621,351,159	56,054,979	5,540,907,797

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	10,113,488	—	10,113,488
Futures Contracts
Equity Risk	40,362,445	10,493,250	—	50,855,695
Interest Rate Risk	1,232,971	—	—	1,232,971
Physical Commodity Contract Risk	1,352,297	—	—	1,352,297
Swap Contracts
Equity Risk	—	4,483,073	—	4,483,073
Interest Rate Risk	—	28,870,485	—	28,870,485

Total	$2,906,449,372	$2,675,311,455	$56,054,979	$5,637,815,806

Liability Valuation Inputs
Common Stocks
Australia	$—	$(20,811,481)	$—	$(20,811,481)
Austria	—	(8,351,850)	—	(8,351,850)
Belgium	—	(6,463,337)	—	(6,463,337)
Canada	(33,076,446)	—	—	(33,076,446)

170

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Denmark	$—	$(3,645,202)	$—	$(3,645,202)
France	—	(32,197,192)	—	(32,197,192)
Germany	—	(38,609,928)	—	(38,609,928)
Israel	(11,407,013)	—	—	(11,407,013)
Italy	—	(27,919,340)	—	(27,919,340)
Japan	—	(119,295,060)	—	(119,295,060)
Netherlands	—	(14,418,083)	—	(14,418,083)
New Zealand	—	(4,578,045)	—	(4,578,045)
Norway	—	(1,154,193)	—	(1,154,193)
Singapore	—	(11,499,032)	—	(11,499,032)
Spain	—	(25,415,444)	—	(25,415,444)
Sweden	—	(15,433,971)	—	(15,433,971)
Switzerland	—	(13,623,066)	—	(13,623,066)
United Kingdom	(3,896)	(66,084,294)	—	(66,088,190)
United States	(615,488,824)	—	—	(615,488,824)

TOTAL COMMON STOCKS	(659,976,179)	(409,499,518)	—	(1,069,475,697)

Preferred Stocks
Germany	—	(4,699,907)	—	(4,699,907)

TOTAL PREFERRED STOCKS	—	(4,699,907)	—	(4,699,907)

Debt Obligations
United States	—	(1,210,022)	—	(1,210,022)

TOTAL DEBT OBLIGATIONS	—	(1,210,022)	—	(1,210,022)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(16,129,547)	—	(16,129,547)
Futures Contracts
Equity Risk	(29,298)	(5,373,384)	—	(5,402,682)
Interest Rate Risk	(441,553)	—	—	(441,553)
Physical Commodity Contract Risk	(121,673)	—	—	(121,673)
Written Options
Equity Risk	(694,066)	—	—	(694,066)
Swap Contracts
Credit Risk	—	(540,824)	—	(540,824)
Equity Risk	—	(2,446,847)	—	(2,446,847)
Interest Rate Risk	—	(35,090,528)	—	(35,090,528)

Total	$(661,262,769)	$(474,990,577)	$—	$(1,136,253,346)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$230,491,494	$—	$—	$230,491,494
Short-Term Investments	80,822	—	—	80,822

Total Investments	230,572,316	—	—	230,572,316

Total	$230,572,316	$—	$—	$230,572,316

171

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3	Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$678,975,126	$—	$—	$678,975,126
Short-Term Investments	110,766	—	—	110,766

Total Investments	679,085,892	—	—	679,085,892

Total	$679,085,892	$—	$—	$679,085,892

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$228,701,454	$—	$—	$228,701,454

TOTAL DEBT OBLIGATIONS	228,701,454	—	—	228,701,454

Short-Term Investments	37,510,572	847,313	—	38,357,885

Total Investments	266,212,026	847,313	—	267,059,339

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	334,658	—	334,658
Futures Contracts
Equity Risk	1,983,506	1,313,865	—	3,297,371
Interest Rate Risk	874,356	—	—	874,356
Physical Commodity Contract Risk	942,124	—	—	942,124
Swap Contracts
Equity Risk	—	353,555	—	353,555

Total	$270,012,012	$2,849,391	$—	$272,861,403

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(633,748)	$—	$(633,748)
Futures Contracts
Equity Risk	(2,707,220)	(3,683,192)	—	(6,390,412)
Interest Rate Risk	(277,316)	—	—	(277,316)
Physical Commodity Contract Risk	(91,744)	—	—	(91,744)
Swap Contracts
Equity Risk	—	(1,084,896)	—	(1,084,896)

Total	$(3,076,280)	$(5,401,836)	$—	$(8,478,116)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,289,701	$—	$3,289,701
Austria	—	13,525	—	13,525
Belgium	—	1,076,978	—	1,076,978
Brazil	191,486	78,946	—	270,432
Canada	2,971,134	—	—	2,971,134
China	427,557	2,527,452	61,485	3,016,494
Denmark	—	1,177,059	—	1,177,059
Finland	—	571,159	—	571,159
France	—	3,264,195	—	3,264,195
Germany	—	2,029,274	—	2,029,274
Hong Kong	—	1,951,542	—	1,951,542

172

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
India	$—	$1,043,902	$—		$1,043,902
Ireland	32,406	1,154,925	—		1,187,331
Israel	621,693	409,768	—		1,031,461
Italy	—	2,077,797	—		2,077,797
Japan	—	26,930,012	—		26,930,012
Malaysia	—	27,721	—		27,721
Malta	—	—	0	§	0 §
Mexico	717,847	—	—		717,847
Netherlands	195,948	2,555,737	—		2,751,685
New Zealand	—	238,845	—		238,845
Norway	—	1,190,153	—		1,190,153
Portugal	—	432,999	—		432,999
Russia	—	67,826	—		67,826
Singapore	—	930,186	—		930,186
South Africa	—	224,263	—		224,263
South Korea	35,592	290,744	—		326,336
Spain	—	2,354,389	—		2,354,389
Sweden	—	778,117	—		778,117
Switzerland	52,476	563,943	—		616,419
Taiwan	—	381,581	—		381,581
United Kingdom	117,870	6,916,667	—		7,034,537
United States	26,970,406	—	—		26,970,406

TOTAL COMMON STOCKS	32,334,415	64,549,406	61,485		96,945,306

Preferred Stocks
Brazil	240,856	265,064	—		505,920
Germany	—	280,178	—		280,178

TOTAL PREFERRED STOCKS	240,856	545,242	—		786,098

Debt Obligations
United States	24,793,902	—	—		24,793,902

TOTAL DEBT OBLIGATIONS	24,793,902	—	—		24,793,902

Mutual Funds
United States	145,331,020	—	—		145,331,020

TOTAL MUTUAL FUNDS	145,331,020	—	—		145,331,020

Short-Term Investments	23,213,284	—	—		23,213,284

Total Investments	225,913,477	65,094,648	61,485		291,069,610

Derivatives^
Swap Contracts
Equity Risk	—	205,290	—		205,290

Total	$225,913,477	$65,299,938	$61,485		$291,274,900

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,068,834)	$—		$(1,068,834)
Austria	—	(412,388)	—		(412,388)
Belgium	—	(315,574)	—		(315,574)
Canada	(1,561,296)	—	—		(1,561,296)
Denmark	—	(181,125)	—		(181,125)
France	—	(1,673,814)	—		(1,673,814)

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February 28, 2022

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$(1,916,067)	$—	$(1,916,067)
Israel	(518,511)	—	—	(518,511)
Italy	—	(1,437,325)	—	(1,437,325)
Japan	—	(6,193,089)	—	(6,193,089)
Netherlands	—	(760,785)	—	(760,785)
New Zealand	—	(248,216)	—	(248,216)
Norway	—	(55,229)	—	(55,229)
Singapore	—	(574,790)	—	(574,790)
Spain	—	(1,289,314)	—	(1,289,314)
Sweden	—	(818,433)	—	(818,433)
Switzerland	—	(700,373)	—	(700,373)
United Kingdom	—	(2,952,292)	—	(2,952,292)
United States	(22,436,403)	—	—	(22,436,403)

TOTAL COMMON STOCKS	(24,516,210)	(20,597,648)	—	(45,113,858)

Preferred Stocks
Germany	—	(233,560)	—	(233,560)

TOTAL PREFERRED STOCKS	—	(233,560)	—	(233,560)

Derivatives^
Swap Contracts
Equity Risk	—	(59,778)	—	(59,778)

Total	$(24,516,210)	$(20,890,986)	$—	$(45,407,196)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2022.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Implementation Fund’s Level 3 holdings include two common stocks that are priced at the average of broker bids, a common stock valued at its last price prior to trading being suspended and a common stock priced with a 2,000 basis point discount to a comparable stock and an additional 1,000 basis point discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 28, 2022.

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February 28, 2022

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2021	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of February 28, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2022
Consolidated Alternative Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$66,215	‡	$—	$66,215	$—
Investment Funds
United States	10,681,155	5,793,448	(10,833,271)	—	849,312	(883,042)	—		—	5,607,602	(883,042)
Rights/Warrants
United States	146,362	13,648	—	—	—	103,441	—		—	263,451	103,441

Total Investments	$10,827,517	$5,807,096	$(10,833,271)	$—	$849,312	$(779,601)	$66,215		$—	$5,937,268	$(779,601)

Consolidated Implementation Fund
Common Stocks
China	$38,211	$51,987	$—	$—	$—	$(36,183)	$911,009	‡	$—	$965,024	$2,028
Netherlands	199	—	—	—	—	(14)	—		—	185	(14)
Russia	—	3,722,637	(1,141,174)	—	(2,010)	(2,252,251)	921,013	‡	—	1,248,215	(2,252,251)
United States	13,767,769	1,868,694	(10,229,417)	—	591,691	2,729,464	232,998	‡	—	8,961,199	3,538,584
Preferred Stocks
United States	881,040	38,000	(1,651,583)	—	1,564,173	43,620	—		—	875,250	43,620
Rights/Warrants
United States	737,648	28,602	—	—	—	216,775	—		—	983,025	216,775
Investment Funds
United States	22,494,300	27,062,304	(27,370,315)	—	—	(29,370)	—		—	22,156,919	(29,370)
Debt Obligations
Bank Loans
Jamaica	6,415,674	—	(6,479,715)	36,625	273,633	(246,217)	—		—	—	—
Luxembourg	2,478,466	2,542,991	(2,569,793)	8,613	—	(23,844)	—		—	2,436,433	(13,412)
United States	32,146,412	17,280,285	(27,089,116)	2,418,905	(8,894,919)	2,566,967	—		—	18,428,534	(1,367,026)
Corporate Debt
Netherlands	304,846	60,352	(273,005)	(27,873)	(371,585)	307,320	—		—	55	307,320
United States	—	42,000	(66,076)	2,470	21,606	140	—		—	140	140

Total Investments	$79,264,565	$52,697,852	$(76,870,194)#	$2,438,740	$(6,817,411)	$3,276,407	$2,065,020		$—	$56,054,979	$446,394

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $20,762,365 of proceeds received from partial calls and/or principal paydowns as applicable.

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February 28, 2022

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2022 for Funds with material Level 3 investments.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount rate	(N/A)
Consolidated Implementation Fund
Common Stock	2,291,706	Fair Value	Discount rate	10-30% (27.97%)
Common Stock	6,220,395	Fair Value	Most relevant broker quote	$5.46-22.75 ($20.32)
Common Stock	502,521	Fair Value	Price of comparable equity	(N/A)
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Corporate Debt	195	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)
Common Stock	1,293,423	Fair Value	Price of comparable equity	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2022, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund and Consolidated Implementation Fund was $5,937,268 and $45,746,739, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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February 28, 2022

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

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February 28, 2022

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At February 28, 2022, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Benchmark-Free Fund	22,621,074	10,110,041	13,935,836	24,045,877
Consolidated Implementation Fund	41,044,798	12,555,636	31,394,431	43,950,067

*	Non-cash collateral is comprised of U.S. Treasury and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge.

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to

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February 28, 2022

the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd. and Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2022, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

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February 28, 2022

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Capital loss carryforwards	X	X	X	X	X		X	X	X	X
Constructive sale gains	X
Contribution of assets to wholly-owned subsidiary											X
Controlled foreign corporation transactions	X						X			X
Defaulted bonds							X
Derivative contract transactions	X		X				X			X	X
Dividend income and withholding tax reclaim reserves			X				X
EU tax reclaims, associated interest entitlements and IRS closing agreement matters	X
Foreign currency transactions	X		X				X			X
Gain/losses on underlying fund shares		X
Interest, accretion and amortization							X
Late year ordinary losses	X	X							X
Losses on wash sale transactions	X	X	X	X	X	X	X	X	X		X
Mutual fund distributions received				X	X	X		X	X		X
Passive foreign investment company transactions	X		X				X				X
Post-October capital losses		X							X		X
Net operating losses	X
Securities Sold Short	X		X								X
Straddle loss deferrals	X						X

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February 28, 2022

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2022			Tax year ended February 28, 2021

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Consolidated Alternative Allocation Fund	10,917,959	1,702,095	12,620,054	9,717,526	—	9,717,526
Benchmark-Free Allocation Fund	125,011,372	—	125,011,372	203,031,960	48,160,322	251,192,282
Benchmark-Free Fund	78,012,250	—	78,012,250	71,248,951	—	71,248,951
Global Asset Allocation Fund	38,535,578	—	38,535,578	39,988,358	—	39,988,358
Global Developed Equity Allocation Fund	6,882,171	3,777,166	10,659,337	2,967,463	—	2,967,463
Global Equity Allocation Fund	122,244,648	513,707	122,758,355	58,525,060	—	58,525,060
Consolidated Implementation Fund	150,035,453	—	150,035,453	132,218,180	—	132,218,180
International Developed Equity Allocation Fund	15,376,326	499,169	15,875,495	9,649,537	—	9,649,537
International Equity Allocation Fund	44,500,695	—	44,500,695	33,660,679	—	33,660,679
Consolidated SGM Major Markets Fund	9,313,520	17,533,030	26,846,550	346,979	7,770,224	8,117,203
Strategic Opportunities Allocation Fund	37,102,686	30,452,964	67,555,650	20,110,114	6,846,276	26,956,390

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2022, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	—	1,894,254	(5,005,107)	(892,348)	—
Benchmark-Free Allocation Fund	—	—	(2,845,246)	(52,860,563)	(21,630,301)
Benchmark-Free Fund	6,982,124	—	—	(264,717,871)	—
Global Asset Allocation Fund	1,328,285	—	—	(167,761,990)	—
Global Developed Equity Allocation Fund	419,419	2,981,732	(599)	(68,957,360)	—
Global Equity Allocation Fund	1,180,885	43,939,821	(11,633)	—	—
Consolidated Implementation Fund	18,578,679	—	—	(884,166,716)	—
International Developed Equity Allocation Fund	72,735	522,076	(1,231)	(134,524,362)	—
International Equity Allocation Fund	1,100,633	—	(4,145)	(102,201,850)	(3,228,388)
Consolidated SGM Major Markets Fund	3,722,069	10,388,629	—	(1,102,705)	—
Strategic Opportunities Allocation Fund	1,200,300	6,481,277	—	—	(2,024,041)

As of February 28, 2022, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and

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losses realized subsequent to February 28, 2022, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	—	(892,348)
Benchmark-Free Allocation Fund	(1,561,499)	(51,299,064)
Benchmark-Free Fund	(125,199,260)	(139,518,611)
Global Asset Allocation Fund	—	(167,761,990)
Global Developed Equity Allocation Fund	—	(68,957,360)
Global Equity Allocation Fund	—	—
Consolidated Implementation Fund	(625,499,699)	(258,667,017)
International Developed Equity Allocation Fund	—	(134,524,362)
International Equity Allocation Fund	—	(102,201,850)
Consolidated SGM Major Markets Fund	(1,102,705)	—
Strategic Opportunities Allocation Fund	—	—

As of February 28, 2022, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	270,321,310	5,358,588	(15,848,315)	(10,489,727)	(1,542,852)
Benchmark-Free Allocation Fund	5,484,414,224	—	(357,867,520)	(357,867,520)	—
Benchmark-Free Fund	1,761,961,394	161,174,113	(203,463,976)	(42,289,863)	(14,670)
Global Asset Allocation Fund	682,371,759	4,815,844	(63,322,208)	(58,506,364)	—
Global Developed Equity Allocation Fund	86,625,640	1,843,263	(1,641,287)	201,976	—
Global Equity Allocation Fund	1,659,462,297	43,711,923	(122,288,492)	(78,576,569)	—
Consolidated Implementation Fund	4,656,544,727	448,419,753	(639,442,309)	(191,022,556)	(4,358,189)
International Developed Equity Allocation Fund	265,134,505	—	(34,562,189)	(34,562,189)	—
International Equity Allocation Fund	725,277,275	14,710,609	(60,901,992)	(46,191,383)	—
Consolidated SGM Major Markets Fund	344,967,090	63,845	(77,971,596)	(77,907,751)	(626,193)
Strategic Opportunities Allocation Fund	239,468,110	21,532,198	(15,278,116)	6,254,082	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if

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any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2022, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or increase or decrease an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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As of February 28, 2022, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Benchmark-Free Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
Benchmark-Free Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Global Asset Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.
Global Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
Global Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.18% of the amount invested or redeemed.
Implementation Fund	For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
International Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
International Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Strategic Opportunities Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. The Investment Adviser does not expect ASU No. 2020-04 to have a material impact on the financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk-Equities	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk-Fixed Income	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X	X	X	X			X			X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Funds of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Event-Driven Risk	X	X					X				X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X		X
Market Risk-Asset-Backed Securities		X	X	X			X			X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X		X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and

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indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund as a result of its investment in Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• MARKET RISK – EQUITIES. The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, a Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. A Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary

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market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending creates leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds (including underlying GMO Funds and ETFs) in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected. Because a Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent a Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

In late February 2022, Russia began an invasion of Ukraine. Following such invasion, the United States, the European Union, and other countries and entities imposed wide-ranging sanctions on Russia, the President of Russia and other members of the Government of Russia as well as entities owned or controlled by, or acting on behalf of, the Government of Russia. The Government of Russia has

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also imposed countersanctions and taken other actions in response to the sanctions. The scope and scale of the sanctions may be expanded and the conflict between Russia and Ukraine may further deteriorate. These sanctions and current environment could impair the ability of the Funds to buy, sell, hold, receive, deliver or otherwise transact in certain securities and other instruments. The full impact of the sanctions and the conflict on the Funds, the financial markets and the global economy is not yet known.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET RISK – ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security.

• FOCUSED INVESTMENT RISK. Investments focused in asset classes, countries, regions, sectors, industries, currencies or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•

NON-DIVERSIFIED FUNDS. Alternative Allocation Fund and SGM Major Markets Fund are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

4.	Derivative financial instruments

During the year ended February 28, 2022, only Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

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February 28, 2022

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index(to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

*  *  *

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February 28, 2022

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2022, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X
Manage against anticipated currency exchange rate changes	X		X
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X
Substitute for direct investment				X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Options (Purchased)
Substitute for direct equity investment	X		X
Options (Written)
Substitute for direct equity investment	X		X
Swap contracts
Adjust exposure to certain markets				X
Adjust interest rate exposure	X	X	X	X
Substitute for direct investment in securities	X	X	X		X
Achieve exposure to a reference entity’s credit	X		X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a

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quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of

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investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

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February 28, 2022

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

*  *  *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

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February 28, 2022

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022 and the Statements of Operations for the year ended February 28, 2022^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$762,841	$—	$—	$—	$—	$762,841
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,485,428	—	1,485,428
Unrealized Appreciation on Futures Contracts¤	—	—	1,675,983	—	331,568	2,007,551
Swap Contracts, at value¤	5,111,157	—	412,319	—	5,714,077	11,237,553

Total	$5,873,998	$—	$2,088,302	$1,485,428	$6,045,645	$15,493,373

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,917,160)	$—	$(2,917,160)
Unrealized Depreciation on Futures Contracts¤	—	—	(2,294,421)	—	(106,477)	(2,400,898)
Written Options, at value	(740,275)	—	(575,779)	—	—	(1,316,054)
Swap Contracts, at value¤	(964,709)	—	(625,784)	—	(6,849,195)	(8,439,688)

Total	$(1,704,984)	$—	$(3,495,984)	$(2,917,160)	$(6,955,672)	$(15,073,800)

Net Realized Gain (Loss) on
Investments (purchased options)	$(281,068)	$—	$—	$—	$—	$(281,068)
Futures Contracts	—	—	(5,344,090)	—	(333,011)	(5,677,101)
Written Options	497,901	—	2,354,922	—	—	2,852,823
Swap Contracts	312,544	(2,589,594)	2,716,899	—	(6,747,991)	(6,308,142)
Forward Currency Contracts	—	—	—	(3,359,178)	—	(3,359,178)

Total	$529,377	$(2,589,594)	$(272,269)	$(3,359,178)	$(7,081,002)	$(12,772,666)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$—	$—	$82,319	$82,319
Futures Contracts	—	—	(660,817)	—	1,464,288	803,471
Written Options	(97,959)	—	395,200	—	—	297,241
Swap Contracts	(390,240)	—	(937,850)	—	3,676,722	2,348,632
Forward Currency Contracts	—	—	—	(1,289,077)	—	(1,289,077)

Total	$(488,199)	$—	$(1,203,467)	$(1,289,077)	$5,223,329	$2,242,586

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$2,017,142	$—	$2,017,142
Unrealized Appreciation on Futures Contracts¤	—	—	20,449,723	—	—	20,449,723
Swap Contracts, at value¤	—	—	1,486,428	—	4,827,740	6,314,168

Total	$—	$—	$21,936,151	$2,017,142	$4,827,740	$28,781,033

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,565,538)	$—	$(2,565,538)
Unrealized Depreciation on Futures Contracts¤	—	—	(227,034)	—	—	(227,034)
Swap Contracts, at value¤	—	—	(443,486)	—	(5,860,139)	(6,303,625)

Total	$—	$—	$(670,520)	$(2,565,538)	$(5,860,139)	$(9,096,197)

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February 28, 2022

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Benchmark-Free Fund (continued)
Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(82,085,229)	$—	$—	$(82,085,229)
Swap Contracts	—	—	19,636,202	—	(3,946,640)	15,689,562
Forward Currency Contracts	—	—	—	8,789,482	—	8,789,482

Total	$—	$—	$(62,449,027)	$8,789,482	$(3,946,640)	$(57,606,185)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$36,486,489	$—	$—	$36,486,489
Swap Contracts	—	—	(3,305,227)	—	401,665	(2,903,562)
Forward Currency Contracts	—	—	—	(739,814)	—	(739,814)

Total	$—	$—	$33,181,262	$(739,814)	$401,665	$32,843,113

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$70,255	$—	$—	$70,255
Unrealized Appreciation on Forward Currency Contracts	—	—	—	10,113,488	—	10,113,488
Unrealized Appreciation on Futures Contracts¤	—	1,352,297	50,855,695	—	1,232,971	53,440,963
Swap Contracts, at value¤	—	—	4,483,073	—	28,870,485	33,353,558

Total	$—	$1,352,297	$55,409,023	$10,113,488	$30,103,456	$96,978,264

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(16,129,547)	$—	$(16,129,547)
Unrealized Depreciation on Futures Contracts¤	—	(121,673)	(5,402,682)	—	(441,553)	(5,965,908)
Written Options, at value	—	—	(694,066)	—	—	(694,066)
Swap Contracts, at value¤	(540,824)	—	(2,446,847)	—	(35,090,528)	(38,078,199)

Total	$(540,824)	$(121,673)	$(8,543,595)	$(16,129,547)	$(35,532,081)	$(60,867,720)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(821,401)	$—	$—	$(821,401)
Futures Contracts	—	(344,723)	(200,054,019)	—	(897,094)	(201,295,836)
Written Options	—	—	107,440	—	—	107,440
Swap Contracts	(271,621)	—	51,793,708	—	(11,539,397)	39,982,690
Forward Currency Contracts	—	—	—	11,763,114	—	11,763,114

Total	$(271,621)	$(344,723)	$(148,974,272)	$11,763,114	$(12,436,491)	$(150,263,993)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(62,806)	$—	$—	$(62,806)
Futures Contracts	—	4,156,166	79,637,769	—	3,940,300	87,734,235
Written Options	—	—	261,157	—	—	261,157
Swap Contracts	151,287	—	(8,063,777)	—	5,856,759	(2,055,731)
Forward Currency Contracts	—	—	—	(7,021,471)	—	(7,021,471)

Total	$151,287	$4,156,166	$71,772,343	$(7,021,471)	$9,797,059	$78,855,384

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$334,658	$—	$334,658
Unrealized Appreciation on Futures Contracts¤	—	942,124	3,297,371	—	874,356	5,113,851
Swap Contracts, at value¤	—	—	353,555	—	—	353,555

Total	$—	$942,124	$3,650,926	$334,658	$874,356	$5,802,064

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(633,748)	$—	$(633,748)
Unrealized Depreciation on Futures Contracts¤	—	(91,744)	(6,390,412)	—	(277,316)	(6,759,472)
Swap Contracts, at value¤	—	—	(1,084,896)	—	—	(1,084,896)

Total	$—	$(91,744)	$(7,475,308)	$(633,748)	$(277,316)	$(8,478,116)

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February 28, 2022

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Consolidated SGM Major Markets Fund (continued)
Net Realized Gain (Loss) on
Futures Contracts	$—	$(337,788)	$(1,591,477)	$—	$(182,700)	$(2,111,965)
Swap Contracts	—	—	2,210,504	—	—	2,210,504
Forward Currency Contracts	—	—	—	(6,979,629)	—	(6,979,629)

Total	$—	$(337,788)	$619,027	$(6,979,629)	$(182,700)	$(6,881,090)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$3,067,074	$(3,944,030)	$—	$2,999,075	$2,122,119
Swap Contracts	—	—	(731,341)	—	—	(731,341)
Forward Currency Contracts	—	—	—	1,281,588	—	1,281,588

Total	$—	$3,067,074	$(4,675,371)	$1,281,588	$2,999,075	$2,672,366

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$205,290	$—	$—	$205,290

Total	$—	$—	$205,290	$—	$—	$205,290

Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(59,778)	$—	$—	$(59,778)

Total	$—	$—	$(59,778)	$—	$—	$(59,778)

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$3,693,996	$—	$—	$3,693,996

Total	$—	$—	$3,693,996	$—	$—	$3,693,996

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(936,471)	$—	$—	$(936,471)

Total	$—	$—	$(936,471)	$—	$—	$(936,471)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

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For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2022, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2022:

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$939,651	$(611,191)	$(328,460)	$—	*
Barclays Bank PLC	828,517	—	(825,636)	2,881
Citigroup Global Markets Inc.	342,825	(314,233)	(28,592)	—	*
Citibank N.A.	820,137	(763,628)	(56,509)	—	*
Deutsche Bank AG	11,832	—	(11,832)	—
Goldman Sachs International	422,968	(222,285)	(200,683)	—	*
JPMorgan Chase Bank, N.A.	2,798,162	(2,510,000)	(212,093)	76,069
Merrill Lynch Capital Services, Inc.	302,382	(255,428)	(46,954)	—	*
Morgan Stanley & Co. International PLC	836,784	—	(836,784)	—
Morgan Stanley Capital Services LLC	275,706	(226,315)	(49,391)	—	*
State Street Bank and Trust Company	151,695	—	(32,941)	118,754
UBS AG	41,086	—	(41,086)	—

Total	$7,771,745	$(4,903,080)	$(2,670,961)	$197,704

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(328,460)	$—	$328,460	$—
Barclays Bank PLC	(825,636)	—	825,636	—
Citigroup Global Markets Inc.	(28,592)	—	28,592	—
Citibank N.A.	(56,509)	—	56,509	—
Deutsche Bank AG	(53,870)	—	11,832	(42,038)
Goldman Sachs International	(200,684)	—	200,684	—
JPMorgan Chase Bank, N.A.	(212,093)	—	212,093	—
Merrill Lynch Capital Services, Inc.	(46,954)	—	46,954	—
Morgan Stanley & Co. International PLC	(2,178,262)	991,434	836,784	(350,044)
Morgan Stanley Capital Services LLC	(49,391)	—	49,391	—
Morgan Stanley & Co. LLC	(575,779)	575,779	—	—	*
State Street Bank and Trust Company	(32,941)	—	32,941	—
UBS AG	(376,984)	—	41,086	(335,898)

Total	$(4,966,155)	$1,567,213	$2,670,962	$(727,980)

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February 28, 2022

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$399,366	$—	$(399,366)	$—
Citibank N.A.	32,897	—	(32,559)	338
Deutsche Bank AG	7,467	—	(7,467)	—
Goldman Sachs International	51,715	—	(51,715)	—
JPMorgan Chase Bank, N.A.	238,627	—	(194,598)	44,029
Morgan Stanley & Co. International PLC	574,788	—	(574,788)	—
Morgan Stanley Capital Services LLC	1,455,613	(1,171,135)	(284,478)	— *
State Street Bank and Trust Company	743,097	(662,484)	(61,700)	18,913

Total	$3,503,570	$(1,833,619)	$(1,606,671)	$63,280

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(443,481)	$44,115	$399,366	$— *
Citibank N.A.	(32,559)	—	32,559	—
Deutsche Bank AG	(45,905)	—	7,467	(38,438)
Goldman Sachs International	(159,144)	—	51,715	(107,429)
JPMorgan Chase Bank, N.A.	(194,598)	—	194,598	—
Morgan Stanley & Co. International PLC	(1,787,159)	440,615	574,788	(771,756)
Morgan Stanley Capital Services LLC	(284,478)	—	284,478	—
State Street Bank and Trust Company	(61,700)	—	61,700	—

Total	$(3,009,024)	$484,730	$1,606,671	$(917,623)

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$162,230	$(127,582)	$(34,648)	$—	*
Barclays Bank PLC	2,517,387	—	(2,517,387)	—
Citibank N.A.	381,371	(181,454)	(199,917)	—	*
Deutsche Bank AG	56,813	—	(56,813)	—
Goldman Sachs International	474,004	—	(474,004)	—
JPMorgan Chase Bank, N.A.	1,292,518	—	(1,292,518)	—
Morgan Stanley & Co. International PLC	3,583,697	—	(3,583,697)	—
Morgan Stanley Capital Services LLC	3,985,471	(3,197,673)	(787,798)	—	*
Morgan Stanley & Co. LLC	70,255	—	(70,255)	—
State Street Bank and Trust Company	1,992,006	(1,567,177)	(272,506)	152,323
UBS AG	151,064	—	(151,064)	—

Total	$14,666,816	$(5,073,886)	$(9,440,607)	$152,323

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February 28, 2022

Consolidated Implementation Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(34,648)	$—	$34,648	$—
Barclays Bank PLC	(2,665,939)	148,552	2,517,387	—	*
Citibank N.A.	(199,917)	—	199,917	—
Credit Suisse International	(131,440)	—	—	(131,440)
Deutsche Bank AG	(266,924)	210,111	56,813	—	*
Goldman Sachs International	(807,809)	333,805	474,004	—	*
JPMorgan Chase Bank, N.A.	(1,422,991)	130,473	1,292,518	—	*
Morgan Stanley & Co. International PLC	(11,539,384)	4,289,112	3,583,697	(3,666,575)
Morgan Stanley Capital Services LLC	(787,798)	—	787,798	—
Morgan Stanley & Co. LLC	(694,066)	623,811	70,255	—	*
State Street Bank and Trust Company	(272,506)	—	272,506	—
UBS AG	(987,862)	479,956	151,064	(356,842)

Total	$(19,811,284)	$6,215,820	$9,440,607	$(4,154,857)

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Deutsche Bank AG	$4,812	$—	$(4,812)	$—
Goldman Sachs International	244,415	—	(244,415)	—
JPMorgan Chase Bank, N.A.	67,521	(67,521)	—	—	*
Morgan Stanley & Co. International PLC	160,840	(18,090)	(142,750)	—	*
State Street Bank and Trust Company	84,506	—	(60,461)	24,045
UBS AG	126,119	—	(126,119)	—

Total	$688,213	$(85,611)	$(578,557)	$24,045

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(88,820)	$14,025	$—	$(74,795)
Deutsche Bank AG	(65,317)	60,505	4,812	—	*
Goldman Sachs International	(361,738)	117,323	244,415	—	*
Morgan Stanley & Co. International PLC	(142,750)	—	142,750	—
State Street Bank and Trust Company	(60,461)	—	60,461	—
UBS AG	(999,558)	617,089	126,119	(256,350)

Total	$(1,718,644)	$808,942	$578,557	$(331,145)

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February 28, 2022

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$4,649	$—	$(4,649)	$—
Morgan Stanley Capital Services LLC	200,641	(166,371)	(34,270)	— *

Total	$205,290	$(166,371)	$(38,919)	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$(25,508)	$—	$4,649	$(20,859)
Morgan Stanley Capital Services LLC	(34,270)	—	34,270	—

Total	$(59,778)	$—	$38,919	$(20,859)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2022:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	584,896,791	167,908,477	98,816,701	687	1,901,814,928
Benchmark-Free Fund	484,791,854	439,038,057	—	—	1,213,698,324
Consolidated Implementation Fund	2,508,602,694	1,753,421,597	—	2,755	7,253,433,936
Consolidated SGM Major Markets Fund	261,065,057	505,469,319	—	—	55,188,570
Strategic Opportunities Allocation Fund	—	—	—	—	6,905,318

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and

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February 28, 2022

explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III		Class IV		Class V	Class VI	Class MF	Class R6		Class I
Alternative Allocation Fund	0.22%*	0.15%	*	0.105%	*	0.085%*	0.055%		0.22%		0.22%
Benchmark-Free Allocation Fund		0.15%		0.10%				0.10%	0.15%		0.15%
SGM Major Markets Fund		0.15%		0.10%	*		0.055%		0.15%	*	0.15%

*	Class is offered but has no shareholders as of February 28, 2022.

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below).

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund (the “Fund), GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below

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February 28, 2022

zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

These contractual waivers and reimbursements will continue through at least June 30, 2022 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, GMO has contractually agreed to waive or reduce the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2022, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

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February 28, 2022

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2022 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Consolidated Alternative Allocation Fund	13,932	1,237
Benchmark-Free Allocation Fund	193,319	19,554
Benchmark-Free Fund	67,893	6,529
Global Asset Allocation Fund	23,883	2,401
Global Developed Equity Allocation Fund	3,262	276
Global Equity Allocation Fund	59,021	5,000
Consolidated Implementation Fund	180,401	17,658
International Developed Equity Allocation Fund	7,791	729
International Equity Allocation Fund	28,030	2,501
Consolidated SGM Major Markets Fund	9,280	1,185
Strategic Opportunities Allocation Fund	14,053	1,411

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2022, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.032%
Benchmark-Free Allocation Fund	0.349%*
Benchmark-Free Fund	0.092%
Global Asset Allocation Fund	0.684%*
Global Developed Equity Allocation Fund	0.523%
Global Equity Allocation Fund	0.578%
International Developed Equity Allocation Fund	0.622%
International Equity Allocation Fund	0.659%
Strategic Opportunities Allocation Fund	0.328%

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2022, the Funds did not engage in these transactions.

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February 28, 2022

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2022 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	259,721,320	799,166,583	240,553,009	918,469,122
Benchmark-Free Allocation Fund	—	421,317,419	—	1,770,236,677
Benchmark-Free Fund	735,077,907	1,631,025,964	588,160,184	1,986,025,979
Global Asset Allocation Fund	—	207,657,535	—	436,592,792
Global Developed Equity Allocation Fund	—	20,213,111	—	17,158,256
Global Equity Allocation Fund	—	396,160,192	—	340,152,763
Consolidated Implementation Fund	2,085,570,668	5,903,072,806	1,496,450,597	6,741,903,456
International Developed Equity Allocation Fund	—	58,526,603	—	44,889,290
International Equity Allocation Fund	—	145,686,869	—	262,747,341
Consolidated SGM Major Markets Fund	222,110,300	—	292,638,242	—
Strategic Opportunities Allocation Fund	27,872,767	327,116,833	2,972,461	600,940,935

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2022

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3	‡	90.78%
Benchmark-Free Allocation Fund	1		26.73%
Benchmark-Free Fund	3		38.31%
Global Asset Allocation Fund	2		31.10%
Global Developed Equity Allocation Fund	2		89.86%
Global Equity Allocation Fund	3		65.93%
Implementation Fund	1	‡	100.00%
International Developed Equity Allocation Fund	2		95.39%
International Equity Allocation Fund	4		77.35%
SGM Major Markets Fund	3	#	90.15%
Strategic Opportunities Allocation Fund	3		71.82%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

204

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2022		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Consolidated Alternative Allocation Fund
Class VI:
Shares sold	451,346	$8,431,840	6,069,438	$120,301,372
Shares issued to shareholders in reinvestment of distributions	350,410	6,442,811	277,343	5,356,980
Shares repurchased	(5,696,131)	(106,350,858)	(4,536,437)	(87,729,228)

Net increase (decrease)	(4,894,375)	$(91,476,207)	1,810,344	$37,929,124

Class R6:(a)
Shares sold	2,173	$39,785	26,831	$519,188
Shares issued to shareholders in reinvestment of distributions	831	15,298	516	9,953
Shares repurchased	(27,006)	(500,411)	(2,114)	(41,558)

Net increase (decrease)	(24,002)	$(445,328)	25,233	$487,583

Class I:
Shares sold	6,111,527	$113,826,130	15,492,543	$298,991,109
Shares issued to shareholders in reinvestment of distributions	190,953	3,500,091	80,844	1,560,033
Shares repurchased	(12,228,627)	(232,055,396)	(3,178,089)	(60,932,252)

Net increase (decrease)	(5,926,147)	$(114,729,175)	12,395,298	$239,618,890

Benchmark-Free Allocation Fund
Class III:
Shares sold	6,218,317	$163,296,953	3,785,990	$92,615,446
Shares issued to shareholders in reinvestment of distributions	1,502,582	38,090,456	4,019,280	100,605,473
Shares repurchased	(25,965,137)	(690,286,283)	(52,416,850)	(1,279,526,091)
Shares repurchased in connection with reorganization:(b)	—	—	(17,852,866)	(463,472,079)

Net increase (decrease)	(18,244,238)	$(488,898,874)	(62,464,446)	$(1,549,777,251)

Class IV:
Shares sold	9,376,363	$249,787,539	4,395,247	$107,395,880
Shares issued to shareholders in reinvestment of distributions	1,019,586	25,846,502	2,254,813	56,425,045
Shares repurchased	(31,796,804)	(829,350,870)	(12,628,848)	(307,840,416)

Net increase (decrease)	(21,400,855)	$(553,716,829)	(5,978,788)	$(144,019,491)

Class MF:
Shares sold	1,764,590	$46,575,757	863,586	$22,063,346
Shares issued to shareholders in reinvestment of distributions	1,367,575	34,695,369	2,769,815	69,378,466
Shares repurchased	(15,595,646)	(411,391,047)	(48,245,572)	(1,184,044,972)

Net increase (decrease)	(12,463,481)	$(330,119,921)	(44,612,171)	$(1,092,603,160)

205

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund (continued)
Class R6:(c)
Shares sold	3,354,486	$88,104,972	2,363,878	$59,336,390
Shares issued to shareholders in reinvestment of distributions	231,232	5,857,098	59,411	1,488,297
Shares issued to shareholders in connection with reorganization(b)	—	—	9,884,492	256,421,515
Shares repurchased	(4,851,336)	(129,002,250)	(334,848)	(8,558,317)

Net increase (decrease)	(1,265,618)	$(35,040,180)	11,972,933	$308,687,885

Class I:
Shares sold	4,397,334	$116,032,792	3,200,275	$79,569,402
Shares issued to shareholders in reinvestment of distributions	286,161	7,248,470	159,203	3,981,436
Shares issued to shareholders in connection with reorganization(b)	—	—	8,138,329	211,141,897
Shares repurchased	(2,900,373)	(76,507,018)	(2,838,085)	(72,184,369)

Net increase (decrease)	1,783,122	$46,774,244	8,659,722	$222,508,366

Benchmark-Free Fund
Class III:
Shares sold	—	$—	3,380,765	$56,376,837
Shares issued to shareholders in reinvestment of distributions	4,034,320	76,313,230	3,731,306	69,942,505
Shares repurchased	(29,222,706)	(564,384,055)	(33,134,537)	(610,768,662)

Net increase (decrease)	(25,188,386)	$(488,070,825)	(26,022,466)	$(484,449,320)

Global Asset Allocation Fund
Class III:
Shares sold	1,002,856	$36,431,590	1,216,073	$38,212,261
Shares issued to shareholders in reinvestment of distributions	920,717	31,925,106	976,697	32,629,383
Shares repurchased	(3,947,615)	(142,005,422)	(26,333,561)	(848,073,134)
Shares repurchased in connection with reorganization(b)	—	—	(4,904,836)	(173,115,488)

Net increase (decrease)	(2,024,042)	$(73,648,726)	(29,045,627)	$(950,346,978)

Class R6:
Shares sold	106,284	$3,777,306	609,510	$20,452,550
Shares issued to shareholders in reinvestment of distributions	19,569	679,038	15,573	521,472
Shares issued to shareholders in connection with reorganization(b)	—	—	4,380,291	154,608,023
Shares repurchased	(4,570,426)	(166,223,124)	(332,593)	(11,069,669)

Net increase (decrease)	(4,444,573)	$(161,766,780)	4,672,781	$164,512,376

Class I:(d)
Shares sold	50,466	$1,828,908	75,778	$2,667,247
Shares issued to shareholders in reinvestment of distributions	21,862	758,336	—	—
Shares issued to shareholders in connection with reorganization(b)	—	—	554,741	19,578,025
Shares repurchased	(275,252)	(9,978,958)	(43,576)	(1,539,670)

Net increase (decrease)	(202,924)	$(7,391,714)	586,943	$20,705,602

Global Developed Equity Allocation Fund
Class III:
Shares sold	—	$—	219,276	$5,622,223
Shares issued to shareholders in reinvestment of distributions	380,228	9,954,295	85,417	2,073,187
Shares repurchased	(245,335)	(6,979,443)	(403,077)	(8,282,753)

Net increase (decrease)	134,893	$2,974,852	(98,384)	$(587,343)

206

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
Global Equity Allocation Fund
Class III:
Shares sold	1,623	$50,000	1,378,390	$33,559,963
Shares issued to shareholders in reinvestment of distributions	3,748,182	114,586,982	1,927,822	54,272,843
Shares repurchased	(3,319,307)	(106,672,406)	(8,268,761)	(223,473,248)

Net increase (decrease)	430,498	$7,964,576	(4,962,549)	$(135,640,442)

Class R6:(e)
Shares sold	29,814	$945,665	246,021	$6,259,686
Shares issued to shareholders in reinvestment of distributions	17,711	541,431	8,041	227,894
Shares repurchased	(25,923)	(837,307)	(27,387)	(732,104)

Net increase (decrease)	21,602	$649,789	226,675	$5,755,476

Class I:(f)
Shares sold	16,756	$528,647	72,846	$1,917,462
Shares issued to shareholders in reinvestment of distributions	6,260	191,269	2,267	64,254
Shares repurchased	(5,730)	(184,132)	(458)	(12,411)

Net increase (decrease)	17,286	$535,784	74,655	$1,969,305

Consolidated Implementation Fund
Core Class:
Shares sold	17,972,770	$234,356,377	86,220,208	$1,048,235,578
Shares issued to shareholders in reinvestment of distributions	12,158,465	150,035,453	10,748,813	132,218,180
Shares repurchased	(126,745,748)	(1,639,490,784)	(185,451,038)	(2,225,658,576)

Net increase (decrease)	(96,614,513)	$(1,255,098,954)	(88,482,017)	$(1,045,204,818)

International Developed Equity Allocation Fund
Class III:
Shares sold	1,325,004	$23,754,550	2,334,558	$33,800,999
Shares issued to shareholders in reinvestment of distributions	509,965	8,777,681	386,519	6,277,230
Shares repurchased	(1,049,987)	(18,578,827)	(9,909,526)	(144,296,950)
Shares repurchased in connection with reorganization(b)	—	—	(487,958)	(8,333,525)

Net increase (decrease)	784,982	$13,953,404	(7,676,407)	$(112,552,246)

Class R6:(g)
Shares sold	40,654	$734,355	6,577	$112,468
Shares issued to shareholders in reinvestment of distributions	31,628	544,452	—	—
Shares issued to shareholders in connection with reorganization(b)	—	—	492,914	8,418,168
Shares repurchased	(53,617)	(965,399)	(12,445)	(212,488)

Net increase (decrease)	18,665	$313,408	487,046	$8,318,148

International Equity Allocation Fund
Class III:
Shares sold	221,915	$7,458,093	165,164	$4,658,164
Shares issued to shareholders in reinvestment of distributions	913,296	29,091,830	767,681	23,461,457
Shares repurchased	(4,811,910)	(155,557,290)	(5,584,470)	(137,383,719)
Shares repurchased in connection with reorganization(b)	—	—	(376,439)	(12,333,032)

Net increase (decrease)	(3,676,699)	$(119,007,367)	(5,028,064)	$(121,597,130)

207

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Notes to Financial Statements — (Continued)

February 28, 2022

	Year Ended February 28, 2022		Year Ended February 28, 2021

	Shares	Amount	Shares	Amount
International Equity Allocation Fund (continued)
Class R6:
Shares sold	168,085	$5,589,401	315,758	$7,840,712
Shares issued to shareholders in reinvestment of distributions	481,805	15,335,754	331,970	10,144,475
Shares issued to shareholders in connection with reorganization(b)	—	—	380,466	12,461,474
Shares repurchased	(556,099)	(18,171,988)	(551,315)	(17,409,367)

Net increase (decrease)	93,791	$2,753,167	476,879	$13,037,294

Consolidated SGM Major Markets Fund
Class III:
Shares sold	665,260	$20,088,895	384,363	$12,641,912
Shares issued to shareholders in reinvestment of distributions	1,205	35,766	515	16,796
Shares repurchased	(486,422)	(14,257,990)	(40,476)	(1,320,080)

Net increase (decrease)	180,043	$5,866,671	344,402	$11,338,628

Class VI:
Shares sold	1,958,773	$61,237,349	3,231,526	$104,242,857
Shares issued to shareholders in reinvestment of distributions	723,031	21,457,199	200,949	6,549,429
Shares repurchased	(5,419,611)	(160,325,548)	(20,403,300)	(653,236,278)

Net increase (decrease)	(2,737,807)	$(77,631,000)	(16,970,825)	$(542,443,992)

Class I:(h)
Shares sold	884,435	$26,693,141	438,717	$14,414,202
Shares issued to shareholders in reinvestment of distributions	40,852	1,208,514	2,797	91,322
Shares repurchased	(647,184)	(18,902,142)	(9,697)	(316,848)

Net increase (decrease)	278,103	$8,999,513	431,817	$14,188,676

Strategic Opportunities Allocation Fund
Class III:
Shares sold	407,969	$8,475,000	1,900,987	$32,587,762
Shares issued to shareholders in reinvestment of distributions	2,573,255	51,157,762	1,193,465	23,704,892
Shares repurchased	(16,664,409)	(361,479,168)	(16,950,871)	(322,809,952)

Net increase (decrease)	(13,683,185)	$(301,846,406)	(13,856,419)	$(266,517,298)

(a)	The period under the heading “Year Ended February 28, 2021” represents the period from July 31, 2020 (commencement of operations) through February 28, 2021.
(b)	A plan of reorganization was completed on January 22, 2021.
(c)	The period under the heading “Year Ended February 28, 2021” represents the period from May 1, 2020 (commencement of operations) through February 28, 2021.
(d)	The period under the heading “Year Ended February 28, 2021” represents the period from January 6, 2021 (commencement of operations) through February 28, 2021.
(e)	The period under the heading “Year Ended February 28, 2021 “represents the period from July 15, 2020 (commencement of operations) through February 28, 2021.
(f)	The period under the heading “Year Ended February 28, 2021 “represents the period from August 17, 2020 (commencement of operations) through February 28, 2021.
(g)	The period under the heading “Year Ended February 28, 2021” represents the period from January 22, 2021 (commencement of operations) through February 28, 2021.
(h)	The period under the heading “Year Ended February 28, 2021” represents the period from September 23, 2020 (commencement of operations) through February 28, 2021.

208

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Notes to Financial Statements — (Continued)

February 28, 2022

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2022 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$29,192,704	$1,200,000	$18,760,000	$527,989		$—	$2,884,552	$(4,705,383)	$9,811,873

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$161,366,088	$4,512,052	$174,494,031	$1,856,950		$2,655,102	$(136,976)	$8,752,867	$—
GMO Emerging Country Debt Fund, Class VI	—	182,557,303	35,000,000	9,199,416		1,263,856	(4,173,920)	(28,109,540)	115,273,843
GMO Implementation Fund	5,968,168,051	384,391,830	1,639,490,784	150,035,453		—	(55,830,921)	24,194,362	4,681,432,538
GMO Opportunistic Income Fund, Class VI	237,695,110	10,146,302	62,282,498	4,146,302		—	(106,474)	(1,732,768)	183,719,672
GMO SGM Major Markets Fund, Class VI	176,393,296	11,803,964	31,063,395	3,998,726		7,805,238	(3,291,439)	(12,106,804)	141,735,622

Totals	$6,543,622,545	$593,411,451	$1,942,330,708	$169,236,847		$11,724,196	$(63,539,730)	$(9,001,883)	$5,122,161,675

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$68,079,210	$1,931,848	$73,642,006	$795,059		$1,136,789	$—	$3,630,948	$—
GMO Emerging Country Debt Fund, Class VI	—	77,337,056	16,300,000	3,248,726		446,324	(68,248)	(12,871,177)	48,097,631
GMO Emerging Markets Fund, Class VI	73,462,563	1,860,085	33,000,000	1,860,085		—	5,542,187	(13,848,195)	34,016,640
GMO Opportunistic Income Fund, Class VI	95,150,641	13,253,942	15,500,000	2,053,942		—	660,797	(1,620,309)	91,945,071
GMO SGM Major Markets Fund, Class VI	53,275,871	24,923,068	11,000,000	1,662,823		3,260,245	(731,067)	(5,686,066)	60,781,806
GMO U.S. Treasury Fund	15,629,132	130,476,415	135,958,198	6,492	*	—	(15,256)	(41,801)	10,090,292

Totals	$305,597,417	$249,782,414	$285,400,204	$9,627,127		$4,843,358	$5,388,413	$(30,436,600)	$244,931,440

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$178,571,877	$12,133,361	$55,206,032	$—		$4,989,608	$(1,862,933)	$(3,632,076)	$130,004,197
GMO Asset Allocation Bond Fund, Class VI	58,588,962	17,375,965	37,257,738	698,960		—	2,289,745	(3,013,793)	37,983,141
GMO Emerging Country Debt Fund, Class IV	26,636,433	557,358	29,196,240	229,383		327,975	(428,933)	2,431,382	—
GMO Emerging Country Debt Fund, Class VI	—	23,588,057	—	1,223,700		168,117	—	(5,471,093)	18,116,964

209

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Emerging Markets ex-China Fund, Class VI	$—	$33,217,965	$—	$217,965	$—	$—	$(5,546,120)	$27,671,845
GMO Emerging Markets Fund, Class VI	175,044,536	10,315,674	102,052,348	3,890,335	—	10,419,982	(25,351,703)	68,376,141
GMO International Equity Fund, Class IV	143,733,654	25,654,850	62,802,342	7,160,674	—	5,496,604	(4,989,413)	107,093,353
GMO-Usonian Japan Value Creation Fund, Class VI	35,718,441	5,165,004	12,206,000	1,678,405	2,231,692	2,263,107	(5,959,163)	24,981,389
GMO Multi-Sector Fixed Income Fund, Class IV	49,437,917	33,352,151	22,907,203	—	1,638,831	(161,552)	(3,557,010)	56,164,303
GMO Opportunistic Income Fund, Class VI	26,706,075	538,593	7,448,346	406,635	—	(68,492)	(136,115)	19,591,715
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	26,821,332	4,104,046	9,200,000	565,143	3,538,903	3,366,139	(4,871,841)	20,219,676
GMO Quality Fund, Class VI	18,091,344	1,136,569	8,495,000	154,675	658,169	2,107,541	(572,015)	12,268,439
GMO U.S. Equity Fund, Class VI	73,489,034	21,845,564	32,949,154	710,356	9,526,098	2,319,722	(3,271,082)	61,434,084
GMO U.S. Small Cap Value Fund, Class VI	58,149,527	14,467,527	27,940,270	575,717	12,030,042	7,410,988	(12,963,396)	39,124,376
GMO U.S. Treasury Fund	24,707,179	26,401,090	51,106,179	1,926	2	(204)	(7)	1,879

Totals	$895,696,311	$229,853,774	$458,766,852	$17,513,874	$35,109,437	$33,151,714	$(76,903,445)	$623,031,502

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$6,240,951	$—	$40,951	$—	$—	$(1,041,998)	$5,198,953
GMO Emerging Markets Fund, Class VI	8,499,013	1,307,764	6,920,000	140,287	—	2,565,509	(3,130,180)	2,322,106
GMO International Equity Fund, Class IV	37,111,417	3,020,525	4,501,227	2,355,525	—	906,359	(1,126,344)	35,410,730
GMO-Usonian Japan Value Creation Fund, Class VI	3,494,510	932,512	300,000	234,255	313,228	54,601	(630,409)	3,551,214
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	4,589,809	1,005,694	200,000	137,941	867,753	59,452	(599,064)	4,855,891
GMO Quality Fund, Class VI	10,925,424	1,013,581	1,935,029	138,267	595,314	584,705	366,880	10,955,561
GMO U.S. Equity Fund, Class VI	14,166,705	3,046,910	1,012,000	211,101	2,835,809	108,882	(904,419)	15,406,078
GMO U.S. Small Cap Value Fund, Class VI	9,343,101	3,645,174	2,290,000	131,513	2,749,476	612,040	(2,233,060)	9,077,255

Totals	$88,129,979	$20,213,111	$17,158,256	$3,389,840	$7,361,580	$4,891,548	$(9,298,594)	$86,777,788

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$131,865,255	$—	$865,255	$—	$—	$(22,016,417)	$109,848,838
GMO Emerging Markets Fund, Class VI	451,468,804	19,614,162	183,819,854	12,614,161	—	38,694,971	(91,664,008)	234,294,075
GMO International Equity Fund, Class IV	546,831,021	74,817,891	55,733,599	35,688,131	—	3,799,652	(11,312,404)	558,402,561
GMO-Usonian Japan Value Creation Fund, Class VI	65,011,818	10,013,020	—	4,296,687	5,716,332	—	(10,953,484)	64,071,354
GMO Quality Cyclicals Fund (formerly GMO Cyclical Focus Fund), Class VI	81,133,477	18,151,018	425,000	2,499,466	15,651,552	92,449	(9,954,614)	88,997,330

210

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Notes to Financial Statements — (Continued)

February 28, 2022

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund (continued)
GMO Quality Fund, Class VI	$220,601,446	$22,813,678	$44,913,480	$2,707,590		$11,606,089	$12,195,563	$7,254,533	$217,951,740
GMO U.S. Equity Fund, Class VI	104,407,865	66,489,297	17,349,462	1,841,963		23,939,506	2,194,567	(12,749,243)	142,993,024
GMO U.S. Small Cap Value Fund, Class VI	177,879,688	52,395,871	37,911,368	2,382,944		49,883,145	10,700,673	(39,346,833)	163,718,031

Totals	$1,647,334,119	$396,160,192	$340,152,763	$62,896,197		$106,796,624	$67,677,875	$(190,742,470)	$1,580,276,953

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$35,272,723	$285,385,262	$308,020,526	$—	*	$—	$(64,989)	$(63,382)	$12,509,088

International Development Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$21,306,878	$1,271,953	$133,498		$—	$(4,299)	$(3,308,186)	$16,722,440
GMO Emerging Markets Fund, Class VI	22,008,788	3,566,832	25,561,606	80,440		—	1,860,875	(1,874,889)	—
GMO International Equity Fund, Class IV	194,337,465	30,437,490	17,087,086	13,530,307		—	615,101	(4,054,296)	204,248,674
GMO-Usonian Japan Value Creation Fund, Class VI	8,953,179	3,215,403	968,645	648,039		863,345	45,325	(1,724,882)	9,520,380

Totals	$225,299,432	$58,526,603	$44,889,290	$14,392,284		$863,345	$2,517,002	$(10,962,253)	$230,491,494

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$—	$65,445,178	$3,635,357	$405,419		$—	$(97,086)	$(10,296,788)	$51,415,947
GMO Emerging Markets Fund, Class VI	354,876,079	19,914,562	134,809,900	10,379,256		—	24,646,395	(69,472,280)	195,154,856
GMO International Equity Fund, Class IV	470,885,277	54,458,761	116,174,095	28,234,303		—	(8,785,783)	3,778,525	404,162,685
GMO-Usonian Japan Value Creation Fund, Class VI	35,577,814	5,868,368	8,127,989	2,089,765		2,744,179	908,239	(5,984,794)	28,241,638

Totals	$861,339,170	$145,686,869	$262,747,341	$41,108,743		$2,744,179	$16,671,765	$(81,975,337)	$678,975,126

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$19,111,645	$356,555	$19,908,092	$146,742		$209,814	$(739,751)	$1,179,643	$—
GMO Emerging Country Debt Fund, Class VI	—	14,030,856	3,900,000	547,541		75,223	(252,892)	(1,771,584)	8,106,380
GMO Emerging Markets ex-China Fund, Class VI	—	18,622,193	680,000	122,192		—	(681)	(2,995,515)	14,945,997
GMO Emerging Markets Fund, Class VI	132,412,873	5,069,583	99,650,000	1,869,583		—	9,282,378	(16,394,137)	30,720,697
GMO International Equity Fund, Class IV	68,841,799	12,635,570	50,800,000	2,635,570		—	4,604,997	(3,447,225)	31,835,141
GMO Multi-Sector Fixed Income Fund, Class IV	—	7,059,876	400,000	—		—	(12,896)	(204,208)	6,442,772
GMO Opportunistic Income Fund, Class VI	16,234,952	161,329	16,364,876	161,329		—	320,688	(352,093)	—
GMO Quality Fund, Class VI	31,416,895	1,025,777	22,510,000	183,484		842,293	4,236,119	(1,217,042)	12,951,749
GMO U.S. Equity Fund, Class VI	29,319,352	10,710,369	20,900,000	213,659		2,996,710	1,957,221	(1,554,863)	19,532,079
GMO U.S. Small Cap Value Fund, Class VI	41,144,715	6,062,227	29,300,000	270,331		5,791,896	6,682,742	(8,302,981)	16,286,703

211

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2022

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund (continued)
GMO U.S. Treasury Fund	$2,500,173	$82,961,092	$80,917,173	$6,564	$5,173	$(25,591)	$(8,999)	$4,509,502

Totals	$340,982,404	$158,695,427	$345,330,141	$6,156,995	$9,921,109	$26,052,334	$(35,069,004)	$145,331,020

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $103,230 and $366,611 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the year.

11.	Subsequent events

Subsequent to February 28, 2022, GMO Global Asset Allocation Fund received redemption requests in the amount of $157,664,189.

212

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Alternative Allocation Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, and GMO Strategic Opportunities Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Alternative Allocation Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, and GMO Strategic Opportunities Allocation Fund (eleven of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 27, 2022

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

213

GMO Trust Funds

Fund Expenses

February 28, 2022 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 28, 2022.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2021 through February 28, 2022.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio

Alternative Allocation Fund
Class VI	$1,000.00	$1,004.50	$5.77	$1,000.00	$1,019.04	$5.81	1.16%
Class R6	$1,000.00	$1,004.50	$5.86	$1,000.00	$1,018.94	$5.91	1.18%
Class I	$1,000.00	$1,003.40	$7.01	$1,000.00	$1,017.80	$7.05	1.41%

Benchmark-Free Allocation Fund
Class III	$1,000.00	$992.60	$4.99	$1,000.00	$1,019.79	$5.06	1.01%
Class IV	$1,000.00	$992.90	$4.74	$1,000.00	$1,020.03	$4.81	0.96%
Class MF	$1,000.00	$992.70	$4.74	$1,000.00	$1,020.03	$4.81	0.96%
Class R6	$1,000.00	$992.50	$4.99	$1,000.00	$1,019.79	$5.06	1.01%
Class I	$1,000.00	$992.00	$5.53	$1,000.00	$1,019.24	$5.61	1.12%

Benchmark-Free Fund
Class III	$1,000.00	$992.40	$1.63	$1,000.00	$1,023.16	$1.66	0.33%

Global Asset Allocation Fund
Class III	$1,000.00	$948.30	$3.14	$1,000.00	$1,021.57	$3.26	0.65%
Class R6	$1,000.00	$948.30	$3.14	$1,000.00	$1,021.57	$3.26	0.65%
Class I	$1,000.00	$948.00	$3.62	$1,000.00	$1,021.08	$3.76	0.75%

Global Developed Equity Allocation Fund
Class III	$1,000.00	$956.00	$2.57	$1,000.00	$1,022.17	$2.66	0.53%

Global Equity Allocation Fund
Class III	$1,000.00	$936.30	$2.83	$1,000.00	$1,021.87	$2.96	0.59%
Class R6	$1,000.00	$936.30	$2.83	$1,000.00	$1,021.87	$2.96	0.59%
Class I	$1,000.00	$935.80	$3.31	$1,000.00	$1,021.37	$3.46	0.69%

214

GMO Trust Funds

Fund Expenses — (Continued)

February 28, 2022 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio

Implementation Fund
Core	$1,000.00	$999.70	$1.14	$1,000.00	$1,023.65	$1.15	0.23%

International Developed Equity Allocation Fund
Class III	$1,000.00	$942.60	$3.08	$1,000.00	$1,021.62	$3.21	0.64%
Class R6	$1,000.00	$942.60	$3.08	$1,000.00	$1,021.62	$3.21	0.64%

International Equity Allocation Fund
Class III	$1,000.00	$907.80	$3.17	$1,000.00	$1,021.47	$3.36	0.67%
Class R6	$1,000.00	$907.80	$3.17	$1,000.00	$1,021.47	$3.36	0.67%

SGM Major Markets Fund
Class III	$1,000.00	$992.40	$4.94	$1,000.00	$1,019.84	$5.01	1.00%
Class VI	$1,000.00	$992.70	$4.50	$1,000.00	$1,020.28	$4.56	0.91%
Class I	$1,000.00	$991.30	$5.43	$1,000.00	$1,019.34	$5.51	1.10%

Strategic Opportunities Allocation Fund
Class III	$1,000.00	$970.60	$2.54	$1,000.00	$1,022.22	$2.61	0.52%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 28, 2022, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

215

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2022 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2022:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income(3) ($)	Short- Term Capital Gain Dividends(3) ($)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid(4) ($)	Foreign Source Income(4) ($)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Alternative Allocation Fund	17.56%	41.19%	—	—	10,919,589	1,702,095	—	—	—
Benchmark-Free Allocation Fund	16.98%	99.91%	—	7,265,341	—	—	13,224,292	125,011,373	771,732
Benchmark-Free Fund	6.76%	60.22%	—	1,870,521	—	—	—	—	29,531
Global Asset Allocation Fund	6.92%	32.95%	1.83%	1,070,001	—	—	666,595	5,323,655	2,620
Global Developed Equity Allocation Fund	8.63%	38.23%	—	115,873	193,464	3,777,166	33,473	289,074	599
Global Equity Allocation Fund	6.99%	38.85%	—	53,845,253	155,669	513,707	2,122,745	16,938,839	10,862
Implementation Fund	14.15%	83.25%	—	5,788,914	—	—	14,952,196	149,411,521	771,732
International Developed Equity Allocation Fund	—	66.34%	—	82,769	173,679	499,169	48,637	462,749	—
International Equity Allocation Fund	—	64.68%	—	231,156	—	—	1,664,754	13,097,127	—
SGM Major Markets Fund	—	—	8.19%	1,885,610	—	17,533,030	—	—	—
Strategic Opportunities Allocation Fund	4.72%	23.82%	—	4,549,479	18,700,637	30,452,964	703,921	6,131,027	5,961

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest related dividend amounts could include short-term capital gain distributions received from underlying funds.

(4)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.
(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.

In early 2023, the Funds will notify applicable shareholders of amounts for use in preparing 2022 U.S. federal income tax forms.

216

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 28, 2022. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Feigelson, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	30	Director, BeiGene Ltd. (biotech).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Professor of Finance (Since July 1, 2011) and Peter Moores Dean and Professor of Finance (July 1, 2011 – June 30, 2021) University of Oxford, Said Business School	30	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired.	30	Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014 – April 2019).
Interested Trustee and Officer

Carolyn Haley[2] YOB: 1966	Trustee; President of the Trust	Trustee and President since June 2021.	Head of Global Operations and Finance, Head of Operations, Co-Head of Operations, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – Present).	30	None.

[1]	The Fund Complex includes series of each of GMO Trust.
[2]

Ms. Haley is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of her positions with the Trust and GMO indicated in the table above and her interest as a member of GMO.

217

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years*

Carolyn Haley YOB: 1966	Trustee, President of the Trust	Trustee and President since June 2021	Head of Global Operations and Finance, Head of Operations, Co-Head of Operations, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – Present).

Tara Pari YOB: 1976	Chief Executive Officer	Chief Executive Officer since November 2020	Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting and Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 to present). Head of Fund Reporting, Risk and Controls and Proxy Voting (October 2021 to present), Grantham, Mayo, Van Otterloo & Co. LLC.

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present).

Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – November 2020). Treasury and Payables Manager, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007-July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.

218

AR-022822-AA

Item 2. Code of Ethics.

As of February 28, 2022, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”). During the year ended February 28, 2022 there were no substantive amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)

AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2022 and 2021 were $1,438,194 and $1,379,851, respectively.

(b)

AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2022 and 2021 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $31,227 and $107,695, respectively. The aggregate fees billed in 2022 and 2021 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $336,225 and $394,551, respectively.

(c)

TAX FEES: The aggregate fees billed to the registrant in 2022 and 2021 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $544,982 and $517,625, respectively. The aggregate fees billed in 2022 and 2021 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $0, respectively.

(d)

ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2022 or 2021.

(e)

(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)

NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2022 and 2021 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $947,435 and $1,054,871, respectively. For the fiscal year ended February 28, 2022, this amount reflects the amounts disclosed above in Item 4(b), (c), (d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2021, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

*	Includes information regarding all series of GMO Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer

Date: May 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer

Date: May 3, 2022

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: May 3, 2022